UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Series Global ex U.S. Index Fund

July 31, 2018

SGX-QTLY-0918
1.899285.108

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
		Shares	Value
Australia - 4.6%
AGL Energy Ltd.		182,159	$2,976,017
Alumina Ltd.		692,206	1,455,397
Amcor Ltd.		323,307	3,619,828
AMP Ltd.		793,065	2,003,306
APA Group unit		321,882	2,307,723
Aristocrat Leisure Ltd.		158,874	3,800,741
ASX Ltd.		52,822	2,577,945
Aurizon Holdings Ltd.		552,236	1,866,791
Australia & New Zealand Banking Group Ltd.		802,826	17,476,266
Bank of Queensland Ltd.		113,056	933,184
Bendigo & Adelaide Bank Ltd.		127,052	1,105,345
BHP Billiton Ltd.		883,877	23,083,818
BlueScope Steel Ltd.		153,627	2,015,663
Boral Ltd.		323,699	1,599,273
Brambles Ltd.		438,382	3,217,876
Caltex Australia Ltd.		71,987	1,741,398
Challenger Ltd.		151,758	1,402,593
Cimic Group Ltd.		25,675	921,906
Coca-Cola Amatil Ltd.		140,846	1,003,260
Cochlear Ltd.		15,889	2,400,610
Commonwealth Bank of Australia		481,982	26,781,441
Computershare Ltd.		127,781	1,726,866
Crown Ltd.		103,318	1,036,261
CSL Ltd.		124,505	18,186,620
DEXUS Property Group unit		277,562	2,078,644
Dominos Pizza Enterprises Ltd.		16,654	618,036
Flight Centre Travel Group Ltd.		16,137	815,371
Fortescue Metals Group Ltd.		438,012	1,422,090
Goodman Group unit		466,932	3,340,716
Harvey Norman Holdings Ltd. (a)		142,796	376,621
Healthscope Ltd.		502,443	813,772
Incitec Pivot Ltd.		441,992	1,244,552
Insurance Australia Group Ltd.		655,670	3,916,525
Lendlease Group unit		160,024	2,393,252
Macquarie Group Ltd.		88,873	8,109,583
Medibank Private Ltd.		760,872	1,758,051
Mirvac Group unit		1,021,145	1,729,744
National Australia Bank Ltd.		746,514	15,718,039
Newcrest Mining Ltd.		212,779	3,419,360
Orica Ltd.		101,896	1,330,870
Origin Energy Ltd. (b)		490,772	3,562,328
QBE Insurance Group Ltd.		373,878	2,805,504
Ramsay Health Care Ltd.		39,345	1,643,972
realestate.com.au Ltd.		14,283	921,083
Rio Tinto Ltd.		113,457	6,844,582
Santos Ltd. (b)		483,599	2,292,269
Scentre Group unit		1,462,706	4,618,549
SEEK Ltd.		92,468	1,468,100
Sonic Healthcare Ltd.		110,090	2,133,119
South32 Ltd.		1,432,137	3,798,502
SP AusNet		477,741	578,548
Stockland Corp. Ltd. unit		661,286	2,038,905
Suncorp Group Ltd.		357,972	3,981,351
Sydney Airport unit		306,523	1,610,060
Tabcorp Holdings Ltd.		524,400	1,819,446
Telstra Corp. Ltd.		1,142,705	2,409,557
The GPT Group unit		505,059	1,936,205
TPG Telecom Ltd.		95,397	408,241
Transurban Group unit		611,782	5,317,924
Treasury Wine Estates Ltd.		198,510	2,716,637
Vicinity Centers unit		913,611	1,805,521
Wesfarmers Ltd.		311,312	11,439,566
Westpac Banking Corp.		934,966	20,468,726
Woodside Petroleum Ltd.		247,983	6,658,396
Woolworths Group Ltd.		357,137	7,983,928

TOTAL AUSTRALIA			275,586,373

Austria - 0.2%
Andritz AG		19,435	1,102,681
Erste Group Bank AG		83,702	3,617,531
IMMOFINANZ Immobilien Anlagen AG		8	210
OMV AG		40,815	2,308,079
Raiffeisen International Bank-Holding AG		41,933	1,398,950
Voestalpine AG		31,900	1,599,148

TOTAL AUSTRIA			10,026,599

Bailiwick of Jersey - 0.8%
Experian PLC		252,884	6,220,235
Glencore Xstrata PLC		3,179,117	13,957,849
Randgold Resources Ltd.		25,721	1,904,423
Shire PLC		250,548	14,269,752
Wolseley PLC		64,914	5,120,693
WPP PLC		350,046	5,475,416

TOTAL BAILIWICK OF JERSEY			46,948,368

Belgium - 0.7%
Ageas		52,317	2,804,960
Anheuser-Busch InBev SA NV		209,707	21,340,634
Colruyt NV		15,882	949,381
Groupe Bruxelles Lambert SA		22,069	2,345,284
KBC Groep NV		69,193	5,320,697
Proximus		42,746	1,046,187
Solvay SA Class A		20,560	2,818,905
Telenet Group Holding NV		13,985	673,431
UCB SA		35,108	3,015,793
Umicore SA		57,974	3,389,595

TOTAL BELGIUM			43,704,867

Bermuda - 0.5%
Alibaba Health Information Technology Ltd. (a)(b)		904,000	925,992
Alibaba Pictures Group Ltd. (b)		3,580,000	424,179
Beijing Enterprises Water Group Ltd.		1,604,000	874,643
Brilliance China Automotive Holdings Ltd.		862,000	1,124,579
Cheung Kong Infrastructure Holdings Ltd.		185,000	1,372,937
China Gas Holdings Ltd.		482,600	1,955,228
China Resource Gas Group Ltd.		244,000	1,156,420
Cosco Shipping Ports Ltd.		447,514	420,201
Credicorp Ltd. (United States)		18,814	4,304,079
Dairy Farm International Holdings Ltd.		89,930	734,728
GOME Electrical Appliances Holdings Ltd. (a)(b)		2,586,418	273,502
Haier Electronics Group Co. Ltd.		361,000	1,053,236
Hanergy Thin Film Power Group Ltd. (b)(c)		1,902,000	2
HengTen Networks Group Ltd. (a)(b)		5,680,000	180,914
Hongkong Land Holdings Ltd.		319,565	2,323,238
Jardine Matheson Holdings Ltd.		60,222	4,064,985
Jardine Strategic Holdings Ltd.		60,300	2,404,764
Kerry Properties Ltd.		170,000	860,932
Kunlun Energy Co. Ltd.		852,000	735,957
Li & Fung Ltd.		1,610,000	545,620
Luye Pharma Group Ltd. (a)		283,000	275,102
Nine Dragons Paper (Holdings) Ltd.		436,000	538,817
NWS Holdings Ltd.		419,515	757,891
Shangri-La Asia Ltd.		338,000	552,923
Shenzhen International Holdings Ltd.		236,000	434,774
Sihuan Pharmaceutical Holdings Group Ltd.		980,000	211,006
Skyworth Digital Holdings Ltd.		406,000	158,799
Yue Yuen Industrial (Holdings) Ltd.		202,500	544,365

TOTAL BERMUDA			29,209,813

Brazil - 1.0%
Ambev SA		1,262,330	6,528,075
Atacadao Distribuicao Comercio e Industria Ltda		100,600	419,200
Banco Bradesco SA		273,983	2,035,181
Banco do Brasil SA		236,300	2,046,133
Banco Santander SA (Brasil) unit		107,700	1,046,784
BB Seguridade Participacoes SA		197,500	1,288,673
BM&F BOVESPA SA		558,225	3,538,266
BR Malls Participacoes SA		246,130	652,491
Brasil Foods SA (b)		144,200	870,202
CCR SA		320,300	898,612
Centrais Eletricas Brasileiras SA (Electrobras) (b)		62,100	285,740
Cielo SA		340,414	1,301,506
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)		91,200	607,465
Companhia Energetica de Minas Gerais (CEMIG)		1,727	3,327
Companhia Siderurgica Nacional SA (CSN) (b)		159,600	390,357
Cosan SA Industria e Comercio		41,300	405,705
Drogasil SA (b)		65,800	1,303,623
EDP Energias do Brasil SA		84,280	306,509
Embraer SA		174,500	894,979
ENGIE Brasil Energia SA		44,600	444,301
Equatorial Energia SA		51,300	837,163
Fibria Celulose SA		70,295	1,385,935
Hypermarcas SA		93,500	691,292
IRB Brasil Resseguros SA		27,700	394,101
JBS SA		282,000	677,708
Klabin SA unit		196,900	1,059,702
Kroton Educacional SA		395,992	1,192,207
Localiza Rent A Car SA		133,854	846,997
Lojas Renner SA		200,930	1,653,137
M. Dias Branco SA		28,100	287,266
Magazine Luiza SA		19,900	701,243
Multiplan Empreendimentos Imobiliarios SA		73,656	394,057
Natura Cosmeticos SA		48,300	374,478
Odontoprev SA		68,200	242,215
Petrobras Distribuidora SA		102,600	532,778
Petroleo Brasileiro SA - Petrobras (ON)		823,111	4,811,514
Porto Seguro SA (b)		29,300	387,201
Rumo SA (b)		289,000	1,143,434
Sul America SA unit		51,437	302,458
Suzano Papel e Celulose SA		117,000	1,388,738
TIM Participacoes SA (b)		224,203	740,713
Ultrapar Participacoes SA		103,400	1,119,871
Vale SA		840,586	12,281,922
Vale SA sponsored ADR (a)		32,996	483,721
Weg SA		235,166	1,159,759

TOTAL BRAZIL			60,356,739

Canada - 6.5%
Agnico Eagle Mines Ltd. (Canada)		63,274	2,650,907
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		119,066	5,468,881
AltaGas Ltd.		70,877	1,442,222
ARC Resources Ltd.		100,182	1,189,847
ATCO Ltd. Class I (non-vtg.)		20,718	635,308
Bank of Montreal		176,543	13,993,426
Bank of Nova Scotia		329,347	19,517,516
Barrick Gold Corp.		323,230	3,622,780
Bausch Health Cos., Inc. (Canada) (b)		84,799	1,843,530
BCE, Inc.		42,381	1,800,993
BlackBerry Ltd. (b)		140,372	1,377,984
Bombardier, Inc. Class B (sub. vtg.) (b)		575,624	2,168,242
Brookfield Asset Management, Inc. Class A		231,180	9,754,753
CAE, Inc.		74,962	1,561,648
Cameco Corp.		111,697	1,207,257
Canadian Imperial Bank of Commerce		120,327	10,981,452
Canadian National Railway Co.		203,638	18,177,687
Canadian Natural Resources Ltd.		335,616	12,332,279
Canadian Pacific Railway Ltd.		39,657	7,864,637
Canadian Tire Ltd. Class A (non-vtg.)		17,049	2,321,998
Canadian Utilities Ltd. Class A (non-vtg.)		33,525	836,289
CCL Industries, Inc. Class B		40,370	2,048,215
Cenovus Energy, Inc.		283,858	2,847,636
CGI Group, Inc. Class A (sub. vtg.) (b)		70,367	4,542,738
CI Financial Corp.		77,282	1,350,363
Constellation Software, Inc.		5,554	4,026,282
Crescent Point Energy Corp.		155,397	1,059,593
Dollarama, Inc.		86,825	3,137,007
Emera, Inc.		14,430	467,559
Empire Co. Ltd. Class A (non-vtg.)		45,753	943,303
Enbridge, Inc.		466,822	16,579,295
Encana Corp.		270,306	3,729,863
Fairfax Financial Holdings Ltd. (sub. vtg.)		7,698	4,349,487
Finning International, Inc.		47,816	1,251,961
First Capital Realty, Inc.		47,995	748,233
First Quantum Minerals Ltd.		186,677	2,911,693
Fortis, Inc.		116,129	3,818,148
Franco-Nevada Corp.		51,602	3,785,112
George Weston Ltd.		13,488	1,122,090
Gildan Activewear, Inc.		62,033	1,597,975
Goldcorp, Inc.		240,105	3,001,197
Great-West Lifeco, Inc.		81,554	2,015,575
H&R REIT/H&R Finance Trust		38,179	592,268
Husky Energy, Inc.		98,392	1,673,084
Hydro One Ltd. (d)		87,953	1,284,627
IGM Financial, Inc.		22,020	661,015
Imperial Oil Ltd.		79,204	2,712,487
Industrial Alliance Insurance and Financial Services, Inc.		30,450	1,252,316
Intact Financial Corp.		37,925	2,893,244
Inter Pipeline Ltd.		103,090	1,965,355
Keyera Corp.		56,366	1,631,813
Kinross Gold Corp. (b)		347,661	1,256,107
Linamar Corp.		11,947	545,989
Loblaw Companies Ltd.		55,530	2,936,044
Lundin Mining Corp.		172,482	954,661
Magna International, Inc. Class A (sub. vtg.)		94,405	5,750,588
Manulife Financial Corp.		545,787	10,136,614
Methanex Corp.		21,095	1,457,199
Metro, Inc. Class A (sub. vtg.)		67,591	2,278,926
National Bank of Canada		94,014	4,608,735
Nutrien Ltd.		177,480	9,639,053
Onex Corp. (sub. vtg.)		23,282	1,742,682
Open Text Corp.		73,340	2,729,284
Pembina Pipeline Corp.		138,832	4,994,686
Power Corp. of Canada (sub. vtg.)		96,001	2,183,703
Power Financial Corp.		68,503	1,606,136
PrairieSky Royalty Ltd.		59,915	1,136,720
Restaurant Brands International, Inc.		63,811	4,070,934
RioCan (REIT)		42,214	805,436
Rogers Communications, Inc. Class B (non-vtg.)		99,845	5,090,303
Royal Bank of Canada		396,236	30,931,903
Saputo, Inc.		63,353	2,112,173
Seven Generations Energy Ltd. (b)		75,359	860,848
Shaw Communications, Inc. Class B		126,275	2,641,306
Shopify, Inc. Class A (b)		24,170	3,367,096
Smart (REIT)		16,798	391,783
SNC-Lavalin Group, Inc.		47,662	2,110,780
Sun Life Financial, Inc.		167,895	6,866,291
Suncor Energy, Inc.		451,851	19,027,865
Teck Resources Ltd. Class B (sub. vtg.)		146,877	3,830,985
TELUS Corp. (b)		54,806	2,003,325
The Toronto-Dominion Bank		505,720	30,000,701
Thomson Reuters Corp.		79,258	3,288,886
Tourmaline Oil Corp.		70,596	1,394,717
TransCanada Corp.		242,743	10,918,163
Turquoise Hill Resources Ltd. (b)		269,544	748,014
Vermilion Energy, Inc.		39,473	1,358,805
West Fraser Timber Co. Ltd.		17,615	1,094,125
Wheaton Precious Metals Corp.		123,287	2,583,544
WSP Global, Inc.		28,357	1,611,805

TOTAL CANADA			391,816,085

Cayman Islands - 4.5%
3SBio, Inc. (d)		348,500	743,261
51job, Inc. sponsored ADR (a)(b)		6,541	600,268
58.com, Inc. ADR (b)		25,915	1,743,043
AAC Technology Holdings, Inc.		199,000	2,535,339
Agile Property Holdings Ltd.		418,000	642,254
Airtac International Group		33,000	359,880
Alibaba Group Holding Ltd. sponsored ADR (a)(b)		318,311	59,597,369
Anta Sports Products Ltd.		296,000	1,508,463
ASM Pacific Technology Ltd.		87,800	1,056,524
Autohome, Inc. ADR Class A (a)		16,524	1,598,697
Baidu.com, Inc. sponsored ADR (b)		76,044	18,796,556
Car, Inc. (b)		188,000	186,346
Chailease Holding Co. Ltd.		323,316	1,057,245
Cheung Kong Property Holdings Ltd.		714,616	5,467,246
China Conch Venture Holdings Ltd.		457,500	1,722,390
China First Capital Group Ltd. (b)		818,000	531,504
China Huishan Dairy Holdings Co. Ltd. (b)(c)		894,000	23,919
China Literature Ltd. (b)(d)		45,800	383,074
China Medical System Holdings Ltd.		363,000	620,643
China Mengniu Dairy Co. Ltd.		764,000	2,365,280
China Resources Cement Holdings Ltd.		688,000	783,626
China Resources Land Ltd.		754,465	2,758,696
China State Construction International Holdings Ltd.		533,750	635,817
China Zhongwang Holdings Ltd.		504,000	246,573
Chong Sing Holdings Fintech Group (a)(b)		4,220,000	322,587
CIFI Holdings Group Co. Ltd.		866,000	562,692
CK Hutchison Holdings Ltd.		744,616	8,092,157
Country Garden Holdings Co. Ltd.		2,109,537	3,268,162
Ctrip.com International Ltd. ADR (b)		108,504	4,464,940
Dali Foods Group Co. Ltd. (d)		530,500	444,728
ENN Energy Holdings Ltd.		210,000	2,136,373
Evergrande Real Estate Group Ltd. (a)(b)		717,000	1,977,698
Fang Holdings Ltd. ADR (b)		54,396	176,243
Fullshare Holdings Ltd. (a)		1,810,000	797,880
Future Land Development Holding Ltd.		462,000	414,967
GCL-Poly Energy Holdings Ltd. (a)(b)		3,207,000	281,923
Geely Automobile Holdings Ltd.		1,373,000	3,131,169
General Interface Solution Holding Ltd.		47,000	318,907
Genscript Biotech Corp. (b)		204,000	499,016
Greentown China Holdings Ltd.		218,500	257,221
Haitian International Holdings Ltd.		160,000	377,116
Hengan International Group Co. Ltd.		198,500	1,766,484
Huazhu Group Ltd. ADR (a)		36,799	1,472,328
JD.com, Inc. sponsored ADR (b)		199,100	7,139,726
Jiayuan International Group Ltd.		263,496	511,613
Kaisa Group Holdings Ltd.		532,000	214,859
Kingboard Chemical Holdings Ltd.		197,000	686,446
Kingboard Laminates Holdings Ltd.		260,000	310,713
Kingdee International Software Group Co. Ltd.		516,000	571,284
Kingsoft Corp. Ltd.		211,000	510,762
KWG Property Holding Ltd.		324,500	368,776
Lee & Man Paper Manufacturing Ltd.		386,000	375,228
Lijun International Pharmaceutical Holding Ltd.		390,000	372,657
Logan Property Holdings Co. Ltd.		360,000	450,398
Longfor Properties Co. Ltd.		424,000	1,191,125
Meitu, Inc. (b)(d)		421,500	324,890
Melco Crown Entertainment Ltd. sponsored ADR		69,285	1,791,710
MGM China Holdings Ltd.		256,000	550,548
Minth Group Ltd.		194,000	731,604
Momo, Inc. ADR (b)		32,656	1,339,549
NetEase, Inc. ADR		21,861	5,640,138
New Oriental Education & Technology Group, Inc. sponsored ADR		39,499	3,398,494
Nexteer Auto Group Ltd.		237,000	336,973
Noah Holdings Ltd. sponsored ADR (a)(b)		7,434	379,580
Sands China Ltd.		672,400	3,460,923
Semiconductor Manufacturing International Corp. (a)(b)		778,500	944,100
Shenzhou International Group Holdings Ltd.		210,000	2,575,152
Shimao Property Holdings Ltd.		315,000	892,942
Shui On Land Ltd.		908,000	211,700
SINA Corp. (b)		17,722	1,426,267
Sino Biopharmaceutical Ltd.		1,808,000	2,469,313
SOHO China Ltd.		537,500	252,690
Sunac China Holdings Ltd.		657,000	2,134,462
Sunny Optical Technology Group Co. Ltd.		197,700	3,261,815
TAL Education Group ADR (b)		91,595	2,930,124
Tencent Holdings Ltd.		1,569,200	71,421,199
Tingyi (Cayman Islands) Holding Corp.		518,000	1,197,154
Towngas China Co. Ltd.		248,922	247,366
Uni-President China Holdings Ltd.		340,000	392,888
Vipshop Holdings Ltd. ADR (b)		121,439	1,171,886
Want Want China Holdings Ltd.		1,315,000	1,087,310
Weibo Corp. sponsored ADR (a)(b)		13,209	1,093,045
WH Group Ltd. (d)		2,392,500	1,920,328
Wharf Real Estate Investment Co. Ltd.		328,000	2,388,213
Wuxi Biologics (Cayman), Inc. (b)		138,500	1,408,107
Wynn Macau Ltd.		437,200	1,286,693
Xinyi Solar Holdings Ltd.		746,000	222,401
Yuzhou Properties Co.		423,000	238,202
YY, Inc. ADR (b)		13,070	1,218,516
Zhen Ding Technology Holding Ltd.		125,230	294,842
Zhongsheng Group Holdings Ltd. Class H		145,500	331,446

TOTAL CAYMAN ISLANDS			270,402,761

Chile - 0.2%
Aguas Andinas SA		646,953	377,371
Banco de Chile		6,751,086	1,055,305
Banco de Credito e Inversiones		12,950	897,319
Banco Santander Chile		18,609,227	1,528,726
Cencosud SA		407,905	1,118,669
Colbun SA		1,982,626	441,451
Compania Cervecerias Unidas SA		37,405	508,513
Compania de Petroleos de Chile SA (COPEC)		109,169	1,754,078
CorpBanca SA		41,793,784	441,697
Empresa Nacional de Telecomunicaciones SA (ENTEL)		40,943	386,450
Empresas CMPC SA		354,575	1,436,881
Enel Chile SA		7,246,938	767,937
Enersis SA		8,095,327	1,430,069
LATAM Airlines Group SA		83,586	946,747
S.A.C.I. Falabella		203,350	1,893,665

TOTAL CHILE			14,984,878

China - 2.5%
Agricultural Bank of China Ltd. (H Shares)		8,285,000	4,011,059
Air China Ltd. (H Shares)		498,000	458,089
Aluminum Corp. of China Ltd. (H Shares) (b)		984,000	447,555
Angang Steel Co. Ltd. (H Shares)		326,000	345,560
Anhui Conch Cement Co. Ltd. (H Shares)		343,000	2,195,903
Anxin Trust Co. Ltd. Class A		38,000	42,001
AVIC Aviation Engine Corp. PLC Class A		12,952	45,305
AVIC Capital Co. Ltd. Class A		60,100	43,227
AviChina Industry & Technology Co. Ltd. (H Shares)		553,000	339,590
Baic Motor Corp. Ltd. (d)		438,500	364,250
Bank Communications Co. Ltd. (H Shares)		2,584,200	1,863,483
Bank of Beijing Co. Ltd. Class A		149,400	130,481
Bank of China Ltd.		150,000	79,704
Bank of China Ltd. (H Shares)		21,907,024	10,349,238
Bank of Hangzhou Co. Ltd. Class A		38,731	46,220
Bank of Jiangsu Co. Ltd. Class A		75,500	71,148
Bank of Nanjing Co. Ltd. Class A		38,800	44,024
Bank of Ningbo Co. Ltd. Class A		18,500	47,331
Bank of Shanghai Co. Ltd. Class A		56,700	94,046
Baoshan Iron & Steel Co. Ltd.		38,000	48,471
BBMG Corp. (H Shares)		549,000	216,129
Beijing Capital International Airport Co. Ltd. (H Shares)		438,000	497,762
Beijing Tongrentang Co. Ltd. Class A		7,500	37,210
BOE Technology Group Co. Ltd. Class A		78,900	43,546
BYD Co. Ltd. (H Shares) (a)		182,500	1,032,354
CGN Power Co. Ltd. (H Shares) (d)		2,649,000	701,986
Changjiang Securities Co. Ltd. Class A		47,800	37,537
China Cinda Asset Management Co. Ltd. (H Shares)		2,464,000	690,631
China CITIC Bank Corp. Ltd. (H Shares)		2,463,293	1,578,581
China Coal Energy Co. Ltd. (H Shares)		456,000	191,137
China Communications Construction Co. Ltd. (H Shares)		1,265,000	1,397,309
China Communications Services Corp. Ltd. (H Shares)		610,000	386,251
China Construction Bank Corp. (H Shares)		26,558,649	24,282,129
China Cosco Holdings Co. Ltd. (H Shares) (b)		670,500	280,192
China Eastern Airlines Corp. Ltd. (H Shares)		370,000	230,512
China Everbright Bank Co. Ltd. (H Shares)		741,000	324,758
China Fortune Land Development Co. Ltd. Class A		11,300	43,606
China Galaxy Securities Co. Ltd. (H Shares)		901,500	466,310
China Huarong Asset Management Co. Ltd. (d)		2,632,000	670,654
China International Capital Corp. Ltd. Class H		300,400	517,439
China International Marine Containers (Group) Ltd. (H Shares)		142,900	164,400
China International Travel Service Corp. Ltd. (A Shares)		6,600	68,037
China Life Insurance Co. Ltd. (H Shares)		2,072,000	5,206,667
China Longyuan Power Grid Corp. Ltd. (H Shares)		844,000	786,037
China Merchants Bank Co. Ltd. (H Shares)		1,137,191	4,440,653
China Merchants Securities Co. Ltd. Class A (b)		21,400	42,343
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A		16,600	46,345
China Minsheng Banking Corp. Ltd. (H Shares)		1,757,832	1,301,177
China Molybdenum Co. Ltd. (H Shares)		1,008,000	513,693
China National Building Materials Co. Ltd. (H Shares)		1,108,000	1,201,302
China National Nuclear Power Co. Ltd. Class A		56,400	47,519
China Oilfield Services Ltd. (H Shares)		482,000	442,143
China Pacific Insurance (Group) Co. Ltd. (H Shares)		751,800	2,930,938
China Petroleum & Chemical Corp. (H Shares)		7,107,800	6,832,323
China Railway Construction Corp. Ltd. (H Shares)		547,000	659,964
China Railway Group Ltd. (H Shares)		992,000	860,680
China Railway Signal & Communications Corp. (d)		346,000	245,095
China Reinsurance Group Corp.		1,524,000	318,428
China Shenhua Energy Co. Ltd. (H Shares)		950,000	2,142,297
China Shipbuilding Industry Group Power Co. Ltd.		13,400	35,660
China Shipping Container Lines Co. Ltd. (H Shares) (b)		1,337,000	212,924
China Shipping Development Co. Ltd. (H Shares)		260,000	112,956
China Southern Airlines Ltd. (H Shares)		510,000	359,317
China State Construction Engineering Corp. Ltd. Class A		121,940	103,814
China Telecom Corp. Ltd. (H Shares)		3,892,000	1,839,626
China Vanke Co. Ltd. (H Shares)		375,400	1,198,077
China Yangtze Power Co. Ltd. Class A		68,700	169,816
Chongqing Changan Automobile Co. Ltd. (B Shares)		277,800	242,441
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)		622,000	379,585
CITIC Securities Co. Ltd. (H Shares)		650,500	1,297,842
CRRC Corp. Ltd. (H Shares)		1,158,800	1,015,734
Daqin Railway Co. Ltd. (A Shares)		72,100	94,719
Datang International Power Generation Co. Ltd. (H Shares)		934,000	270,119
Dongfeng Motor Group Co. Ltd. (H Shares)		718,000	719,916
Everbright Securities Co. Ltd. Class A		26,300	42,233
Focus Media Information Technology Co. Ltd. Class A		32,640	50,785
Foshan Haitian Flavouring & Food Co. Ltd. Class A		8,200	85,193
Founder Securities Co. Ltd. Class A		52,800	52,624
Fuyao Glass Industries Group Co. Ltd.		139,600	506,000
GDS Holdings Ltd. ADR (a)(b)		15,415	336,509
Gemdale Corp. Class A		30,000	40,336
GF Securities Co. Ltd. (H Shares)		452,000	632,301
Great Wall Motor Co. Ltd. (H Shares)		868,500	622,961
Gree Electric Appliances, Inc. of Zhuhai Class A		6,900	44,736
Greenland Holdings Corp. Ltd. Class A		45,500	43,144
Guangzhou Automobile Group Co. Ltd. (H Shares)		777,526	729,081
Guangzhou R&F Properties Co. Ltd. (H Shares)		259,200	465,626
Guotai Junan Securities Co. Ltd. Class H (a)		150,800	312,780
Haitong Securities Co. Ltd. (H Shares)		856,400	864,141
Han's Laser Technology Industry Group Co. Ltd.		5,800	41,027
Hangzhou Hikvision Digital Technology Co. Ltd. Class A		18,400	93,395
Henan Shuanghui Investment & Development Co. Ltd. Class A		12,000	44,441
Huadian Power International Corp. Ltd. (H Shares)		390,000	182,850
Huadong Medicine Co. Ltd. Class A		6,300	42,816
Huaneng Power International, Inc. (H Shares)		1,136,000	852,465
Huaneng Renewables Corp. Ltd. (H Shares)		1,206,000	448,656
Huatai Securities Co. Ltd. (H Shares) (d)		434,000	682,320
Huaxia Bank Co. Ltd. Class A		67,400	75,288
Huayu Automotive Systems Co. Ltd. Class A		12,700	43,472
iFlytek Co. Ltd.		8,700	40,111
Industrial & Commercial Bank of China Ltd. (H Shares)		19,267,008	14,261,766
Industrial Bank Co. Ltd. Class A		71,700	162,603
Industrial Securities Co. Ltd. Class A		51,400	36,592
Inner Mongoli Yili Industries Co. Ltd. (A Shares)		11,900	46,184
Inner Mongolia Baotou Steel Union Co. Ltd. Class A		176,600	43,290
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)		290,400	382,166
Jiangsu Expressway Co. Ltd. (H Shares)		300,000	364,630
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)		6,600	66,720
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A		3,800	71,591
Jiangxi Copper Co. Ltd. (H Shares)		345,000	435,148
Kangmei Pharmaceutical Co. Ltd. Class A		13,000	40,740
Kweichow Moutai Co. Ltd. (A Shares)		2,800	298,565
Legend Holdings Corp. (d)		82,300	245,357
LONGi Green Energy Technology Co. Ltd.		9,100	20,931
Luxshare Precision Industry Co. Ltd. Class A		17,550	46,498
Luzhou Laojiao Co. Ltd. Class A		4,700	37,896
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A		12,720	36,577
Metallurgical Corp. China Ltd. (H Shares)		663,000	194,278
Midea Group Co. Ltd. Class A		13,700	95,741
New China Life Insurance Co. Ltd. (H Shares)		238,800	1,098,309
Ningbo Zhoushan Port Co. Ltd. Class A		70,000	44,285
Orient Securities Co. Ltd. Class A		27,500	36,854
People's Insurance Co. of China Group (H Shares)		1,960,000	873,991
PetroChina Co. Ltd. (H Shares)		5,912,000	4,502,261
PICC Property & Casualty Co. Ltd. (H Shares)		1,874,001	2,112,983
Ping An Bank Co. Ltd. Class A		36,600	50,607
Ping An Insurance (Group) Co. of China Ltd. (H Shares)		1,463,500	13,573,974
Poly Real Estate Group Co. Ltd. Class A		25,400	45,225
Postal Savings Bank of China Co. Ltd.		692,000	463,740
Power Construction Corp. of China Ltd. Class A		52,346	43,566
Qingdao Haier Co. Ltd.		17,100	43,248
SAIC Motor Corp. Ltd.		15,900	74,404
Sanan Optoelectronics Co. Ltd. Class A		15,300	42,513
Sany Heavy Industry Co. Ltd. Class A		38,500	52,274
SDIC Power Holdings Co. Ltd. Class A		46,600	53,422
Shaanxi Coal Industry Co. Ltd. Class A		40,100	44,793
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)		472,000	360,808
Shanghai Construction Group Co. Ltd. Class A		192,600	90,749
Shanghai Electric Group Co. Ltd. (H Shares)		680,000	227,849
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)		130,000	620,266
Shanghai International Airport Co. Ltd. (A Shares)		6,272	55,487
Shanghai International Port Group Co. Ltd. Class A		48,000	42,697
Shanghai Lujiazui Finance Trust Ltd. (B Shares)		258,410	359,707
Shanghai Pharma Holding Co. Ltd. (H Shares)		237,400	629,111
Shanghai Pudong Development Bank Co. Ltd.		70,700	105,541
Shanghaioriental Pearl Media Co. Ltd.		17,300	36,034
Shenergy Co. Ltd. Class A		85,171	66,135
Shenwan Hongyuan Group Co. Ltd. Class A		106,000	69,083
Shenzhen Overseas Chinese Town Co. Ltd. Class A		40,200	39,889
Sichuan Chuantou Energy Co. Ltd. class A		59,800	77,683
Sinopec Engineering Group Co. Ltd. (H Shares)		327,500	333,798
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)		874,000	524,463
Sinopharm Group Co. Ltd. (H Shares)		340,400	1,439,828
Sinotrans Ltd. (H Shares)		498,000	230,313
Suning.com Co. Ltd. Class A		26,000	50,415
TBEA Co. Ltd. Class A		39,900	40,470
Tong Ren Tang Technologies Co. Ltd. (H Shares)		193,000	284,248
TravelSky Technology Ltd. (H Shares)		252,000	714,354
Tsingtao Brewery Co. Ltd. (H Shares)		96,000	513,081
Weichai Power Co. Ltd. (H Shares)		529,800	645,962
Wuliangye Yibin Co. Ltd. Class A		8,500	90,019
Xinjiang Goldwind Science & Technology Co. Ltd. (H Shares)		147,400	187,606
Yanzhou Coal Mining Co. Ltd. (H Shares)		492,000	611,784
Yonghui Superstores Co. Ltd. Class A		36,600	41,045
Yunnan Baiyao Group Co. Ltd.		3,000	43,864
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A		2,500	42,256
Zhaojin Mining Industry Co. Ltd. (H Shares)		340,500	274,602
Zhejiang Century Huatong Group Co. Ltd. Class A (c)		9,100	43,412
Zhejiang Chint Electric Co. Ltd. Class A		11,400	38,688
Zhejiang Dahua Technology Co. Ltd.		13,200	36,407
Zhejiang Expressway Co. Ltd. (H Shares)		362,000	307,161
Zhejiang Zheneng Electric Power Co. Ltd. Class A		83,500	61,773
Zhengzhou Yutong Bus Co. Ltd.		14,600	36,003
ZhongAn Online P & C Insurance Co. Ltd. Class H (a)(d)		50,200	229,925
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)		155,300	930,923
Zijin Mng Group Co. Ltd. (H Shares)		1,513,000	559,010
ZTE Corp. (H Shares)		233,136	398,607

TOTAL CHINA			149,905,374

Colombia - 0.1%
Bancolombia SA		61,355	710,236
Cementos Argos SA		117,245	373,172
Ecopetrol SA		1,367,747	1,452,684
Grupo de Inversiones Suramerica SA (b)		71,012	886,882
Interconexion Electrica SA ESP		121,043	594,641
Inversiones Argos SA		77,690	521,427

TOTAL COLOMBIA			4,539,042

Czech Republic - 0.0%
Ceske Energeticke Zavody A/S		43,017	1,128,988
Komercni Banka A/S		20,129	873,885
MONETA Money Bank A/S (d)		131,694	451,611
Telefonica Czech Rep A/S		17,456	206,720

TOTAL CZECH REPUBLIC			2,661,204

Denmark - 1.1%
A.P. Moller - Maersk A/S:
Series A		1,065	1,433,080
Series B		1,784	2,561,533
Carlsberg A/S Series B		29,774	3,589,205
Christian Hansen Holding A/S		27,254	2,821,820
Coloplast A/S Series B		32,868	3,584,634
Danske Bank A/S		206,599	6,005,832
DONG Energy A/S (d)		52,294	3,225,011
DSV de Sammensluttede Vognmaend A/S		52,224	4,379,488
Genmab A/S (b)		17,084	2,927,514
H Lundbeck A/S		18,988	1,374,515
ISS Holdings A/S		46,451	1,736,295
Novo Nordisk A/S Series B		486,265	24,190,374
Novozymes A/S Series B		62,242	3,276,897
Pandora A/S		30,292	2,153,341
Tryg A/S		34,664	848,031
Vestas Wind Systems A/S		57,077	3,682,098
William Demant Holding A/S (b)		29,342	1,402,511

TOTAL DENMARK			69,192,179

Egypt - 0.0%
Commercial International Bank SAE		231,263	1,100,020
Commercial International Bank SAE sponsored GDR		61,969	283,508
Eastern Tobacco Co.		32,865	303,454
Elsewedy Electric Co.		16,767	175,739

TOTAL EGYPT			1,862,721

Finland - 0.7%
Elisa Corp. (A Shares)		40,194	1,747,022
Fortum Corp.		121,765	3,058,449
Kone Oyj (B Shares)		93,036	5,090,361
Metso Corp.		29,945	1,096,007
Neste Oyj		34,836	2,876,739
Nokia Corp.		1,550,746	8,416,921
Nokian Tyres PLC		31,586	1,369,922
Orion Oyj (B Shares)		29,330	1,010,391
Sampo Oyj (A Shares)		121,077	6,153,127
Stora Enso Oyj (R Shares)		153,382	2,535,215
UPM-Kymmene Corp.		145,836	5,177,392
Wartsila Corp.		121,014	2,616,478

TOTAL FINLAND			41,148,024

France - 6.8%
Accor SA		51,659	2,662,760
Aeroports de Paris		8,236	1,843,329
Air Liquide SA		81,226	10,385,080
Alstom SA		42,190	1,893,473
Amundi SA (d)		17,052	1,177,243
Arkema SA		18,944	2,375,820
Atos Origin SA		25,994	3,490,990
AXA SA		533,551	13,443,978
BIC SA		7,317	699,464
bioMerieux SA		10,920	909,174
BNP Paribas SA		309,037	20,117,602
Bollore SA		231,499	1,077,941
Bouygues SA		59,147	2,601,241
Bureau Veritas SA		73,149	1,884,375
Capgemini SA		44,032	5,653,472
Carrefour SA		162,253	2,914,261
Casino Guichard Perrachon SA		14,836	604,421
CNP Assurances		45,398	1,061,723
Compagnie de St. Gobain		137,680	6,129,927
Credit Agricole SA		313,177	4,400,190
Danone SA		165,804	13,017,652
Dassault Aviation SA		701	1,295,149
Dassault Systemes SA		35,586	5,318,076
Edenred SA		65,854	2,592,805
EDF SA		23,260	348,148
EDF SA		137,507	2,058,161
Eiffage SA		21,362	2,391,053
ENGIE		501,125	8,095,459
Essilor International SA		57,231	8,445,691
Eurazeo SA		11,897	920,263
Eutelsat Communications		50,378	1,079,222
Faurecia SA		21,405	1,455,241
Fonciere des Regions		10,697	1,115,136
Gecina SA		12,633	2,155,293
Groupe Eurotunnel SA		128,223	1,693,545
Hermes International SCA		8,718	5,521,283
ICADE		8,830	854,940
Iliad SA		7,425	1,176,468
Imerys SA		9,414	730,949
Ingenico SA		15,898	1,319,170
Ipsen SA		10,560	1,755,316
JCDecaux SA		19,990	653,106
Kering SA		20,870	11,128,377
Klepierre SA		56,624	2,136,702
L'Oreal SA		46,383	11,362,853
L'Oreal SA (b)		23,031	5,642,107
Legrand SA		73,557	5,405,112
LVMH Moet Hennessy - Louis Vuitton SA		76,747	26,745,415
Michelin CGDE Series B		46,915	6,024,702
Natixis SA		263,811	1,897,197
Orange SA		546,856	9,319,359
Pernod Ricard SA		58,478	9,433,193
Peugeot Citroen SA		162,017	4,662,477
Publicis Groupe SA		57,640	3,684,157
Remy Cointreau SA		6,046	825,763
Remy Cointreau SA rights (b)		6,046	11,665
Renault SA		52,927	4,659,712
Rexel SA		86,974	1,361,295
Safran SA		91,629	11,362,873
Sanofi SA		310,796	27,038,105
Schneider Electric SA		147,976	11,877,421
SCOR SE		44,737	1,740,435
SEB SA		6,488	1,233,604
Societe Generale Series A		211,203	9,419,226
Sodexo SA		16,821	1,863,364
Sodexo SA (b)		7,786	862,502
SR Teleperformance SA		15,816	2,899,928
Suez Environnement SA		106,043	1,501,037
Thales SA		29,360	3,860,646
Total SA		662,881	43,236,652
Ubisoft Entertainment SA (b)		21,568	2,381,828
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit		38,059	8,449,140
Valeo SA		66,034	3,243,108
Veolia Environnement SA		148,488	3,391,949
VINCI SA		138,418	13,919,882
Vivendi SA		285,918	7,422,308
Wendel SA		7,965	1,161,440

TOTAL FRANCE			410,484,124

Germany - 6.1%
adidas AG		51,885	11,476,057
Allianz SE		121,006	26,773,142
Axel Springer Verlag AG		12,817	957,705
BASF AG		252,680	24,221,534
Bayer AG		247,693	27,574,961
Bayerische Motoren Werke AG (BMW)		91,498	8,847,267
Beiersdorf AG		27,970	3,257,589
Brenntag AG		42,947	2,575,285
Commerzbank AG (b)		274,650	2,966,252
Continental AG		30,239	6,965,915
Covestro AG (d)		52,997	5,087,905
Daimler AG (Germany)		250,168	17,303,383
Delivery Hero AG (d)		24,642	1,399,839
Deutsche Bank AG		540,798	7,075,091
Deutsche Borse AG		53,112	6,999,442
Deutsche Lufthansa AG		65,887	1,849,079
Deutsche Post AG		271,004	9,573,379
Deutsche Telekom AG		912,975	15,096,117
Deutsche Wohnen AG (Bearer)		97,440	4,746,801
Drillisch AG		14,030	834,244
E.ON AG		605,054	6,826,354
Evonik Industries AG		45,248	1,674,625
Fraport AG Frankfurt Airport Services Worldwide		11,799	1,178,002
Fresenius Medical Care AG & Co. KGaA		58,800	5,736,186
Fresenius Medical Care AG & Co. KGaA sponsored ADR		1,480	71,958
Fresenius SE & Co. KGaA		114,677	8,853,120
GEA Group AG		47,212	1,843,926
Hannover Reuck SE		16,764	2,234,740
HeidelbergCement Finance AG		41,665	3,538,117
Henkel AG & Co. KGaA		28,986	3,108,151
Hochtief AG		5,089	914,641
Hugo Boss AG		17,592	1,585,629
Infineon Technologies AG		312,884	8,286,037
innogy SE (a)(d)		38,328	1,703,116
K&S AG (a)		52,917	1,397,835
KION Group AG		19,863	1,364,342
Lanxess AG		23,696	1,947,937
Linde AG		9,277	1,941,803
Linde AG		41,866	10,334,613
MAN SE		9,370	1,051,306
Merck KGaA		35,871	3,686,193
Metro Wholesale & Food Specialist AG (a)		48,029	593,078
MTU Aero Engines Holdings AG		14,165	2,998,056
Muenchener Rueckversicherungs AG		42,686	9,459,011
OSRAM Licht AG		27,277	1,217,803
ProSiebenSat.1 Media AG		63,794	1,721,791
Puma AG		2,345	1,176,372
RWE AG		140,679	3,691,447
SAP SE		270,303	31,459,492
Schaeffler AG		49,524	678,716
Siemens AG		210,495	29,709,063
Siemens Healthineers AG (b)(d)		41,254	1,837,717
Symrise AG		33,502	3,027,488
Telefonica Deutschland Holding AG		196,209	859,700
Thyssenkrupp AG		120,975	3,228,166
TUI AG		21,520	460,383
TUI AG (GB)		101,282	2,168,214
Uniper SE		55,691	1,738,113
United Internet AG		34,430	1,851,993
Volkswagen AG		8,659	1,494,027
Vonovia SE		133,771	6,477,564
Wirecard AG		32,325	6,038,428
Zalando SE (b)		30,701	1,761,265

TOTAL GERMANY			368,507,505

Greece - 0.1%
Alpha Bank AE (b)		366,408	799,933
EFG Eurobank Ergasias SA (b)		476,078	492,681
Ff Group (b)(c)		7,090	39,795
Greek Organization of Football Prognostics SA		62,209	694,342
Hellenic Telecommunications Organization SA		64,693	839,701
Jumbo SA		29,549	473,378
National Bank of Greece SA (b)		1,388,079	451,560
Piraeus Bank SA		71,596	226,046
Titan Cement Co. SA (Reg.)		12,970	314,704

TOTAL GREECE			4,332,140

Hong Kong - 2.6%
AIA Group Ltd.		3,324,200	29,010,861
Bank of East Asia Ltd.		350,722	1,394,121
Beijing Enterprises Holdings Ltd.		142,500	692,616
BOC Hong Kong (Holdings) Ltd.		1,020,000	4,938,177
BYD Electronic International Co. Ltd.		190,000	221,734
China Agri-Industries Holdings Ltd.		486,000	192,566
China Everbright International Ltd.		647,000	788,034
China Everbright Ltd.		280,000	494,429
China Jinmao Holdings Group Ltd.		1,384,000	664,753
China Merchants Holdings International Co. Ltd.		397,250	821,926
China Mobile Ltd.		1,696,000	15,320,671
China Overseas Land and Investment Ltd.		1,072,000	3,366,624
China Power International Development Ltd.		1,391,000	345,577
China Resources Beer Holdings Co. Ltd.		412,989	1,857,360
China Resources Pharmaceutical Group Ltd. (d)		460,000	669,278
China Resources Power Holdings Co. Ltd.		505,780	975,597
China Taiping Insurance Group Ltd.		454,465	1,554,632
China Travel International Investment HK Ltd.		566,000	227,149
China Unicom Ltd.		1,664,000	2,054,650
CITIC Pacific Ltd.		1,662,000	2,346,139
CLP Holdings Ltd.		452,500	5,168,348
CNOOC Ltd.		4,935,000	8,267,843
CSPC Pharmaceutical Group Ltd.		1,300,000	3,395,315
Far East Horizon Ltd.		640,000	616,431
Fosun International Ltd.		709,500	1,296,237
Galaxy Entertainment Group Ltd.		653,000	5,245,431
Guangdong Investment Ltd.		776,000	1,336,661
Hang Lung Group Ltd.		234,000	691,651
Hang Lung Properties Ltd.		577,000	1,212,949
Hang Seng Bank Ltd.		210,300	5,722,996
Henderson Land Development Co. Ltd.		366,724	2,044,091
Hong Kong & China Gas Co. Ltd.		2,546,359	5,199,575
Hong Kong Exchanges and Clearing Ltd.		324,691	9,580,578
Hysan Development Co. Ltd.		181,434	992,807
Lenovo Group Ltd.		2,080,000	1,152,751
Link (REIT)		597,230	5,919,760
MMG Ltd. (b)		604,000	368,600
MTR Corp. Ltd.		410,064	2,298,726
New World Development Co. Ltd.		1,695,497	2,415,026
PCCW Ltd.		1,121,627	654,481
Power Assets Holdings Ltd.		376,500	2,664,600
Shanghai Industrial Holdings Ltd.		128,000	298,431
Shenzhen Investment Ltd.		722,000	260,319
Sino Land Ltd.		920,114	1,580,209
Sino-Ocean Group Holding Ltd.		951,913	537,259
Sinotruk Hong Kong Ltd.		173,000	245,095
SJM Holdings Ltd.		526,000	638,648
Sun Art Retail Group Ltd.		645,417	822,287
Sun Hung Kai Properties Ltd.		438,583	6,872,897
Swire Pacific Ltd. (A Shares)		140,000	1,517,891
Swire Properties Ltd.		333,800	1,314,098
Techtronic Industries Co. Ltd.		381,500	2,124,021
Wharf Holdings Ltd.		349,000	1,153,840
Wheelock and Co. Ltd.		230,000	1,629,242
Winteam Pharmaceutical Group Ltd.		564,000	415,327
Yuexiu Property Co. Ltd.		1,656,000	314,362

TOTAL HONG KONG			153,905,677

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)		97,524	957,115
OTP Bank PLC		63,311	2,381,972
Richter Gedeon PLC		37,372	675,781

TOTAL HUNGARY			4,014,868

India - 2.2%
ABB Ltd. India		4	71
Adani Ports & Special Economic Zone Ltd.		149,401	872,379
Ambuja Cements Ltd.		148,580	500,692
Ashok Leyland Ltd.		299,533	493,534
Asian Paints Ltd.		81,029	1,717,872
Aurobindo Pharma Ltd.		78,274	676,351
Avenue Supermarts Ltd. (b)(d)		35,692	862,791
Axis Bank Ltd.		495,765	3,985,817
Bajaj Auto Ltd.		22,085	871,028
Bajaj Finance Ltd.		47,708	1,880,097
Bajaj Finserv Ltd.		10,916	1,112,536
Bharat Forge Ltd.		53,714	502,657
Bharat Heavy Electricals Ltd.		219,181	237,078
Bharat Petroleum Corp. Ltd.		214,616	1,221,832
Bharti Airtel Ltd.		387,104	2,208,630
Bharti Infratel Ltd.		152,647	639,151
Bosch Ltd.		1,999	546,636
Britannia Industries Ltd.		7,481	714,902
Cadila Healthcare Ltd.		51,683	287,971
Cipla Ltd. (b)		91,657	858,665
Coal India Ltd.		182,850	697,373
Container Corp. of India Ltd.		46,508	454,686
Dabur India Ltd.		141,370	870,501
Dr. Reddy's Laboratories Ltd.		30,148	941,111
Eicher Motors Ltd.		3,740	1,518,647
GAIL India Ltd.		213,096	1,167,732
Glenmark Pharmaceuticals Ltd.		35,072	298,030
Godrej Consumer Products Ltd.		66,697	1,282,987
Grasim Industries Ltd.		93,415	1,398,905
Havells India Ltd.		66,714	618,220
HCL Technologies Ltd.		153,180	2,159,422
Hero Motocorp Ltd.		13,458	647,629
Hindalco Industries Ltd.		308,496	961,628
Hindustan Petroleum Corp. Ltd.		163,122	678,603
Hindustan Unilever Ltd.		178,547	4,516,227
Housing Development Finance Corp. Ltd.		434,361	12,656,807
ICICI Bank Ltd.		644,720	2,858,189
Idea Cellular Ltd. (b)		538,861	431,734
Indiabulls Housing Finance Ltd.		82,270	1,558,696
Indian Oil Corp. Ltd.		398,667	957,069
Infosys Ltd.		480,442	9,559,049
InterGlobe Aviation Ltd. (d)		26,910	365,443
ITC Ltd.		941,790	4,095,397
JSW Steel Ltd.		223,652	1,079,384
Larsen & Toubro Ltd.		131,755	2,506,347
LIC Housing Finance Ltd.		80,085	618,886
Lupin Ltd.		58,375	702,956
Mahindra & Mahindra Financial Services Ltd. (b)		77,090	578,625
Mahindra & Mahindra Ltd.		208,369	2,848,714
Marico Ltd.		119,476	635,425
Maruti Suzuki India Ltd.		29,084	4,044,634
Motherson Sumi Systems Ltd.		183,340	862,603
Nestle India Ltd.		6,561	1,009,202
NTPC Ltd.		525,537	1,188,715
Oil & Natural Gas Corp. Ltd.		385,183	932,294
Petronet LNG Ltd.		164,878	551,881
Pidilite Industries Ltd. (b)		33,297	546,414
Piramal Enterprises Ltd.		21,844	855,062
Power Grid Corp. of India Ltd.		420,531	1,119,819
Reliance Industries Ltd.		784,221	13,585,833
Rural Electrification Corp. Ltd.		191,503	327,144
Shree Cement Ltd.		2,235	555,587
Shriram Transport Finance Co. Ltd.		39,237	792,162
Siemens India Ltd.		17,780	256,805
State Bank of India (b)		470,905	2,018,852
Sun Pharmaceutical Industries Ltd.		247,171	2,052,537
Tata Consultancy Services Ltd.		252,468	7,155,104
Tata Motors Ltd. (b)		427,800	1,621,415
Tata Power Co. Ltd.		303,384	330,372
Tata Steel Ltd.		93,996	773,071
Tech Mahindra Ltd.		132,806	1,320,591
Titan Co. Ltd.		88,292	1,176,646
Ultratech Cemco Ltd.		26,044	1,595,433
United Spirits Ltd. (b)		78,325	671,643
UPL Ltd.		92,838	873,391
Vakrangee Ltd.		100,622	70,183
Vedanta Ltd. (b)		383,680	1,245,307
Wipro Ltd.		301,826	1,218,591
Yes Bank Ltd.		468,850	2,519,915
Zee Entertainment Enterprises Ltd.		135,750	1,045,291

TOTAL INDIA			132,171,609

Indonesia - 0.5%
PT Adaro Energy Tbk		3,581,500	473,145
PT AKR Corporindo Tbk		541,000	157,948
PT Astra International Tbk		5,622,000	2,787,607
PT Bank Central Asia Tbk		2,728,300	4,403,688
PT Bank Danamon Indonesia Tbk Series A		866,613	395,144
PT Bank Mandiri (Persero) Tbk		5,100,700	2,354,986
PT Bank Negara Indonesia (Persero) Tbk		2,142,389	1,099,423
PT Bank Rakyat Indonesia Tbk		15,473,100	3,294,204
PT Bank Tabungan Negara Tbk		1,037,700	169,832
PT Bumi Serpong Damai Tbk		2,115,300	198,034
PT Charoen Pokphand Indonesia Tbk		1,875,200	587,788
PT Gudang Garam Tbk		129,700	675,933
PT Hanjaya Mandala Sampoerna Tbk		2,521,300	671,414
PT Indah Kiat Pulp & Paper Tbk		719,800	958,402
PT Indocement Tunggal Prakarsa Tbk		495,000	484,873
PT Indofood CBP Sukses Makmur Tbk		591,300	357,773
PT Indofood Sukses Makmur Tbk		1,108,900	488,316
PT Jasa Marga Tbk		636,453	207,002
PT Kalbe Farma Tbk		5,750,100	516,392
PT Matahari Department Store Tbk		626,200	348,492
PT Pakuwon Jati Tbk		5,371,500	191,839
PT Perusahaan Gas Negara Tbk Series B		2,898,900	341,757
PT Semen Gresik (Persero) Tbk		805,500	424,535
PT Surya Citra Media Tbk		1,503,100	213,686
PT Telekomunikasi Indonesia Tbk Series B		13,964,700	3,462,807
PT Tower Bersama Infrastructure Tbk		518,900	188,920
PT Unilever Indonesia Tbk		431,400	1,293,901
PT United Tractors Tbk		479,912	1,173,155
PT Waskita Karya Persero Tbk		1,384,500	203,546

TOTAL INDONESIA			28,124,542

Ireland - 0.4%
AIB Group PLC		230,879	1,322,894
Bank Ireland Group PLC		262,501	2,254,588
CRH PLC		231,643	7,922,839
DCC PLC (United Kingdom)		24,270	2,245,819
James Hardie Industries PLC CDI		122,738	1,960,546
Kerry Group PLC Class A		43,641	4,628,566
Paddy Power Betfair PLC (Ireland)		23,325	2,543,402
Ryanair Holdings PLC (b)		4,983	82,159
Ryanair Holdings PLC sponsored ADR (b)		7,369	776,693
Smurfit Kappa Group PLC		61,255	2,512,729

TOTAL IRELAND			26,250,235

Isle of Man - 0.1%
Gaming VC Holdings SA		150,620	2,313,046
Genting Singapore Ltd.		1,697,000	1,595,593
NEPI Rockcastle PLC		97,843	906,539

TOTAL ISLE OF MAN			4,815,178

Israel - 0.4%
Azrieli Group		11,455	548,076
Bank Hapoalim BM (Reg.)		296,397	2,094,522
Bank Leumi le-Israel BM		396,192	2,481,460
Bezeq The Israel Telecommunication Corp. Ltd.		554,910	587,671
Check Point Software Technologies Ltd. (a)(b)		36,263	4,085,752
Elbit Systems Ltd. (Israel)		6,251	748,990
Frutarom Industries Ltd.		10,203	1,029,969
Israel Chemicals Ltd.		202,320	966,918
Mizrahi Tefahot Bank Ltd.		40,829	793,076
NICE Systems Ltd. (b)		16,763	1,827,305
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)		266,219	6,373,283

TOTAL ISRAEL			21,537,022

Italy - 1.3%
Assicurazioni Generali SpA		319,843	5,684,928
Atlantia SpA		136,438	4,047,626
Davide Campari-Milano SpA		155,489	1,310,930
Enel SpA		2,231,705	12,432,668
Eni SpA		699,762	13,469,397
Intesa Sanpaolo SpA		3,733,656	11,442,307
Intesa Sanpaolo SpA (Risparmio Shares)		237,756	758,717
Leonardo SpA		116,239	1,393,222
Luxottica Group SpA		46,364	3,139,092
Mediobanca SpA		169,962	1,765,651
Moncler SpA		49,527	2,184,531
Pirelli & C. S.p.A. (d)		107,610	940,230
Poste Italiane SpA (d)		145,988	1,359,884
Prysmian SpA		65,988	1,693,729
Recordati SpA		30,024	1,122,772
Snam Rete Gas SpA		621,644	2,671,429
Telecom Italia SpA (b)		3,161,140	2,431,466
Terna SpA		389,585	2,182,138
UniCredit SpA		553,114	9,807,830

TOTAL ITALY			79,838,547

Japan - 15.9%
ABC-MART, Inc.		8,900	481,554
ACOM Co. Ltd. (a)		109,200	434,593
AEON Co. Ltd.		168,400	3,421,680
AEON Financial Service Co. Ltd.		28,900	595,239
AEON MALL Co. Ltd.		28,320	494,900
Agc, Inc.		51,700	2,166,985
Air Water, Inc.		39,700	722,883
Aisin Seiki Co. Ltd.		45,000	2,088,718
Ajinomoto Co., Inc.		127,300	2,253,903
Alfresa Holdings Corp.		52,900	1,264,604
All Nippon Airways Ltd.		31,400	1,153,047
Alps Electric Co. Ltd.		52,900	1,526,088
Amada Holdings Co. Ltd.		89,200	896,902
Aozora Bank Ltd.		30,900	1,154,690
Asahi Group Holdings		99,400	4,831,316
Asahi Kasei Corp.		347,000	4,638,331
Asics Corp.		43,000	697,214
Astellas Pharma, Inc.		541,600	8,833,975
Bandai Namco Holdings, Inc.		55,300	2,208,241
Bank of Kyoto Ltd.		15,200	735,429
Benesse Holdings, Inc.		19,200	698,010
Bridgestone Corp.		167,300	6,599,382
Brother Industries Ltd.		64,100	1,303,039
Calbee, Inc.		21,100	698,207
Canon, Inc.		269,900	8,756,728
Canon, Inc. sponsored ADR (a)		4,174	135,196
Casio Computer Co. Ltd.		55,800	912,993
Central Japan Railway Co.		39,600	8,247,802
Chiba Bank Ltd.		183,300	1,308,481
Chubu Electric Power Co., Inc.		166,200	2,565,092
Chugai Pharmaceutical Co. Ltd.		61,900	3,148,587
Chugoku Electric Power Co., Inc.		79,900	1,050,423
Coca-Cola West Co. Ltd.		35,800	1,288,691
Concordia Financial Group Ltd.		316,700	1,702,780
Credit Saison Co. Ltd.		41,500	647,877
CyberAgent, Inc.		27,600	1,448,929
CYBERDYNE, Inc. (a)(b)		27,600	324,343
Dai Nippon Printing Co. Ltd.		68,200	1,490,071
Dai-ichi Mutual Life Insurance Co.		296,500	5,598,362
Daicel Chemical Industries Ltd.		69,300	761,082
Daifuku Co. Ltd.		26,800	1,170,845
Daiichi Sankyo Kabushiki Kaisha		156,300	6,482,921
Daikin Industries Ltd.		68,700	8,211,709
Dainippon Sumitomo Pharma Co. Ltd.		44,000	853,884
Daito Trust Construction Co. Ltd.		20,100	3,355,243
Daiwa House Industry Co. Ltd.		155,600	5,674,040
Daiwa House REIT Investment Corp.		482	1,189,751
Daiwa Securities Group, Inc.		443,700	2,587,877
DeNA Co. Ltd.		28,900	545,073
DENSO Corp.		122,500	6,059,475
Dentsu, Inc.		59,900	2,515,244
Disco Corp.		8,000	1,357,242
Don Quijote Holdings Co. Ltd.		33,200	1,549,917
East Japan Railway Co.		85,300	7,978,293
Eisai Co. Ltd.		69,600	5,992,019
Electric Power Development Co. Ltd.		38,400	1,038,859
FamilyMart Co. Ltd.		21,200	1,978,399
Fanuc Corp.		53,400	10,767,624
Fast Retailing Co. Ltd.		16,100	7,051,090
Fuji Electric Co. Ltd.		162,000	1,196,697
Fujifilm Holdings Corp.		106,000	4,375,128
Fujitsu Ltd.		541,000	3,687,145
Fukuoka Financial Group, Inc.		205,000	1,122,003
Hakuhodo DY Holdings, Inc.		63,600	974,918
Hamamatsu Photonics K.K.		39,300	1,662,469
Hankyu Hanshin Holdings, Inc.		62,500	2,484,573
Hikari Tsushin, Inc.		5,700	955,820
Hino Motors Ltd.		68,200	770,539
Hirose Electric Co. Ltd.		9,016	1,095,805
Hisamitsu Pharmaceutical Co., Inc.		15,400	1,123,856
Hitachi Chemical Co. Ltd.		27,600	545,015
Hitachi Construction Machinery Co. Ltd.		28,300	910,190
Hitachi High-Technologies Corp.		18,400	750,382
Hitachi Ltd.		1,329,000	9,290,723
Hitachi Metals Ltd.		54,100	584,473
Honda Motor Co. Ltd.		448,000	13,677,734
Hoshizaki Corp.		15,200	1,530,671
Hoya Corp.		105,000	6,291,642
Hulic Co. Ltd.		78,800	770,981
Idemitsu Kosan Co. Ltd.		37,500	1,686,938
IHI Corp.		41,900	1,471,539
Iida Group Holdings Co. Ltd.		39,600	775,248
INPEX Corp.		282,900	3,105,926
Isetan Mitsukoshi Holdings Ltd.		95,700	1,156,516
Isuzu Motors Ltd.		153,500	2,077,274
Itochu Corp.		390,200	6,928,546
J. Front Retailing Co. Ltd.		61,500	901,537
Japan Airlines Co. Ltd.		33,100	1,220,510
Japan Airport Terminal Co. Ltd.		11,800	559,317
Japan Exchange Group, Inc.		140,700	2,497,782
Japan Post Bank Co. Ltd.		110,000	1,319,233
Japan Post Holdings Co. Ltd.		430,800	4,749,902
Japan Prime Realty Investment Corp.		220	791,933
Japan Real Estate Investment Corp.		362	1,893,932
Japan Retail Fund Investment Corp.		693	1,263,719
Japan Tobacco, Inc.		303,100	8,626,138
JFE Holdings, Inc.		132,800	2,698,535
JGC Corp.		54,500	1,057,535
JSR Corp.		51,000	976,533
JTEKT Corp.		58,900	854,162
JX Holdings, Inc.		896,710	6,574,141
Kajima Corp.		251,000	1,958,384
Kakaku.com, Inc.		39,200	824,562
Kamigumi Co. Ltd.		28,800	601,680
Kaneka Corp.		64,000	562,071
Kansai Electric Power Co., Inc.		195,300	2,780,185
Kansai Paint Co. Ltd.		46,500	1,067,111
Kao Corp.		136,500	9,971,597
Kawasaki Heavy Industries Ltd.		37,900	1,114,374
KDDI Corp.		497,300	13,843,273
Keihan Electric Railway Co., Ltd.		25,300	919,774
Keihin Electric Express Railway Co. Ltd.		62,200	1,017,429
Keio Corp.		29,000	1,424,161
Keisei Electric Railway Co.		35,600	1,185,392
Keyence Corp.		26,740	14,088,033
Kikkoman Corp.		40,700	1,931,659
Kintetsu Group Holdings Co. Ltd.		47,300	1,878,210
Kirin Holdings Co. Ltd.		226,700	5,803,840
Kobayashi Pharmaceutical Co. Ltd.		13,100	1,090,739
Kobe Steel Ltd.		81,500	803,205
Koito Manufacturing Co. Ltd.		29,100	1,866,002
Komatsu Ltd.		254,300	7,514,086
Konami Holdings Corp.		25,300	1,190,336
Konica Minolta, Inc.		125,200	1,123,958
Kose Corp.		8,100	1,549,515
Kubota Corp.		271,200	4,552,916
Kuraray Co. Ltd.		93,200	1,317,279
Kurita Water Industries Ltd.		26,400	769,700
Kyocera Corp.		88,300	5,139,086
Kyowa Hakko Kirin Co., Ltd.		70,800	1,345,222
Kyushu Electric Power Co., Inc.		110,100	1,293,846
Kyushu Railway Co.		45,300	1,389,608
Lawson, Inc.		14,000	840,138
LINE Corp. (b)		19,400	847,519
Lion Corp.		62,100	1,122,426
LIXIL Group Corp.		74,500	1,523,114
M3, Inc.		58,100	2,205,737
Mabuchi Motor Co. Ltd.		12,400	608,827
Makita Corp.		62,700	2,809,346
Marubeni Corp.		428,500	3,271,456
Marui Group Co. Ltd.		53,900	1,070,947
Maruichi Steel Tube Ltd.		15,200	522,685
Mazda Motor Corp.		157,800	1,969,084
McDonald's Holdings Co. (Japan) Ltd.		17,500	835,755
Mebuki Financial Group, Inc.		260,610	927,628
Medipal Holdings Corp.		44,800	908,300
Meiji Holdings Co. Ltd.		33,700	2,650,054
Minebea Mitsumi, Inc.		107,500	1,929,316
Misumi Group, Inc.		78,400	1,992,692
Mitsubishi Chemical Holdings Corp.		369,200	3,233,992
Mitsubishi Corp.		371,800	10,392,938
Mitsubishi Electric Corp.		504,200	6,850,427
Mitsubishi Estate Co. Ltd.		328,200	5,695,129
Mitsubishi Gas Chemical Co., Inc.		43,000	957,564
Mitsubishi Heavy Industries Ltd.		83,200	3,124,253
Mitsubishi Materials Corp.		29,900	850,286
Mitsubishi Motors Corp. of Japan		185,600	1,418,896
Mitsubishi Tanabe Pharma Corp.		67,500	1,262,890
Mitsubishi UFJ Financial Group, Inc.		3,247,400	19,928,859
Mitsubishi UFJ Lease & Finance Co. Ltd.		105,500	637,821
Mitsui & Co. Ltd.		469,600	7,870,514
Mitsui Chemicals, Inc.		51,200	1,378,976
Mitsui Fudosan Co. Ltd.		245,800	5,877,500
Mitsui OSK Lines Ltd.		30,400	788,808
Mizuho Financial Group, Inc.		6,605,760	11,482,726
MS&AD Insurance Group Holdings, Inc.		130,390	3,993,803
Murata Manufacturing Co. Ltd.		49,800	8,684,881
Nabtesco Corp.		32,500	1,004,226
Nagoya Railroad Co. Ltd.		47,400	1,188,656
NEC Corp.		71,800	1,994,665
New Hampshire Foods Ltd.		25,000	995,277
Nexon Co. Ltd. (b)		119,800	1,719,617
NGK Insulators Ltd.		69,000	1,211,746
NGK Spark Plug Co. Ltd.		43,900	1,260,287
Nidec Corp.		61,200	8,855,842
Nikon Corp.		88,500	1,493,967
Nintendo Co. Ltd.		31,200	10,551,437
Nippon Building Fund, Inc.		372	2,069,347
Nippon Electric Glass Co. Ltd.		22,900	740,137
Nippon Express Co. Ltd.		21,300	1,394,277
Nippon Paint Holdings Co. Ltd. (a)		42,700	1,855,941
Nippon Prologis REIT, Inc.		495	1,000,935
Nippon Steel & Sumitomo Metal Corp.		210,117	4,190,418
Nippon Telegraph & Telephone Corp.		189,500	8,765,049
Nippon Yusen KK		40,000	771,419
Nissan Chemical Corp.		34,100	1,528,758
Nissan Motor Co. Ltd.		637,200	6,027,342
Nisshin Seifun Group, Inc.		56,745	1,111,920
Nissin Food Holdings Co. Ltd.		16,600	1,144,623
Nitori Holdings Co. Ltd.		22,200	3,348,415
Nitto Denko Corp.		45,600	3,308,559
NKSJ Holdings, Inc.		91,000	3,698,619
NOK Corp.		23,500	470,357
Nomura Holdings, Inc.		955,700	4,531,363
Nomura Real Estate Holdings, Inc.		33,400	727,353
Nomura Real Estate Master Fund, Inc.		1,089	1,542,705
Nomura Research Institute Ltd.		30,240	1,449,594
NSK Ltd.		94,600	1,033,201
NTT Data Corp.		174,500	1,987,682
NTT DOCOMO, Inc.		363,100	9,347,987
NTT DOCOMO, Inc. sponsored ADR (a)		10,464	269,291
Obayashi Corp.		181,200	1,891,759
OBIC Co. Ltd.		18,300	1,567,893
Odakyu Electric Railway Co. Ltd.		81,200	1,719,878
Oji Holdings Corp.		244,000	1,447,793
Olympus Corp.		80,300	3,259,922
OMRON Corp.		53,300	2,402,468
Ono Pharmaceutical Co. Ltd.		104,900	2,471,574
Oracle Corp. Japan		10,700	897,608
Oriental Land Co. Ltd.		55,900	6,064,186
ORIX Corp.		365,100	5,910,039
Osaka Gas Co. Ltd.		103,500	1,991,885
Otsuka Corp.		29,400	1,146,394
Otsuka Holdings Co. Ltd.		107,800	4,978,237
Panasonic Corp.		609,100	7,826,394
Park24 Co. Ltd.		27,300	766,641
Pola Orbis Holdings, Inc.		24,900	964,245
Rakuten, Inc.		243,500	1,716,566
Recruit Holdings Co. Ltd.		303,400	8,313,606
Renesas Electronics Corp. (b)		230,100	2,049,632
Resona Holdings, Inc.		573,700	3,263,045
Ricoh Co. Ltd.		182,500	1,781,673
Rinnai Corp.		8,800	760,256
ROHM Co. Ltd.		26,600	2,259,983
Ryohin Keikaku Co. Ltd.		6,500	2,084,023
Sankyo Co. Ltd. (Gunma)		11,600	456,468
Santen Pharmaceutical Co. Ltd.		102,400	1,707,964
SBI Holdings, Inc. Japan		61,580	1,676,976
Secom Co. Ltd.		57,600	4,402,514
Sega Sammy Holdings, Inc.		46,400	738,649
Seibu Holdings, Inc.		59,300	999,161
Seiko Epson Corp.		79,000	1,426,163
Sekisui Chemical Co. Ltd.		104,300	1,863,716
Sekisui House Ltd.		172,300	2,936,939
Seven & i Holdings Co. Ltd.		207,100	8,457,941
Seven Bank Ltd.		148,700	449,498
SG Holdings Co. Ltd.		27,600	603,515
Sharp Corp. (a)		46,600	1,077,324
Shimadzu Corp.		65,200	1,854,277
Shimamura Co. Ltd.		6,000	561,284
SHIMANO, Inc.		20,500	2,942,584
SHIMIZU Corp.		156,000	1,632,760
Shin-Etsu Chemical Co. Ltd.		101,000	10,217,323
Shinsei Bank Ltd.		44,600	702,453
Shionogi & Co. Ltd.		76,600	4,181,024
Shiseido Co. Ltd.		104,700	7,713,303
Shizuoka Bank Ltd.		132,400	1,223,710
Showa Shell Sekiyu K.K.		49,400	810,774
SMC Corp.		15,800	5,296,105
SoftBank Corp.		227,200	18,976,248
Sohgo Security Services Co., Ltd.		18,900	863,739
Sony Corp.		348,500	18,730,776
Sony Financial Holdings, Inc.		46,200	887,801
Stanley Electric Co. Ltd.		37,000	1,295,488
Start Today Co. Ltd.		56,900	2,282,310
Subaru Corp.		169,200	4,944,942
Sumco Corp.		65,900	1,410,046
Sumitomo Chemical Co. Ltd.		406,000	2,338,045
Sumitomo Corp.		312,000	5,137,625
Sumitomo Electric Industries Ltd.		206,500	3,176,619
Sumitomo Heavy Industries Ltd.		29,300	1,020,775
Sumitomo Metal Mining Co. Ltd.		64,300	2,311,379
Sumitomo Mitsui Financial Group, Inc.		369,100	14,648,746
Sumitomo Mitsui Trust Holdings, Inc.		91,125	3,619,634
Sumitomo Realty & Development Co. Ltd.		99,000	3,627,302
Sumitomo Rubber Industries Ltd.		45,700	754,480
Sundrug Co. Ltd.		20,800	831,516
Suntory Beverage & Food Ltd.		38,600	1,641,488
Suzuken Co. Ltd.		19,310	843,620
Suzuki Motor Corp.		94,500	5,558,293
Sysmex Corp.		46,000	4,348,433
T&D Holdings, Inc.		155,000	2,316,022
Taiheiyo Cement Corp.		31,700	1,001,650
Taisei Corp.		58,900	3,275,670
Taisho Pharmaceutical Holdings Co. Ltd.		9,700	1,095,658
Taiyo Nippon Sanso Corp.		33,600	513,849
Takashimaya Co. Ltd.		76,000	636,501
Takeda Pharmaceutical Co. Ltd.		196,300	8,288,359
TDK Corp.		35,900	3,846,214
Teijin Ltd.		50,000	933,856
Temp Holdings Co., Ltd.		51,200	1,114,527
Terumo Corp.		83,000	4,559,702
The Suruga Bank Ltd.		42,400	379,577
THK Co. Ltd.		34,700	938,760
Tobu Railway Co. Ltd.		54,000	1,591,796
Toho Co. Ltd.		30,000	895,784
Toho Gas Co. Ltd.		19,900	677,186
Tohoku Electric Power Co., Inc.		113,800	1,444,191
Tokio Marine Holdings, Inc.		185,100	8,806,311
Tokyo Century Corp.		11,300	616,465
Tokyo Electric Power Co., Inc. (b)		401,400	1,923,441
Tokyo Electron Ltd.		43,200	7,572,962
Tokyo Gas Co. Ltd.		107,200	2,618,404
Tokyo Tatemono Co. Ltd.		51,600	694,755
Tokyu Corp.		137,200	2,362,104
Tokyu Fudosan Holdings Corp.		136,200	925,811
Toppan Printing Co. Ltd.		131,000	1,007,952
Toray Industries, Inc.		379,000	2,937,179
Toshiba Corp. (b)		1,796,000	5,509,350
Tosoh Corp.		77,100	1,259,288
Toto Ltd.		39,500	1,845,998
Toyo Seikan Group Holdings Ltd.		39,900	735,791
Toyo Suisan Kaisha Ltd.		23,500	849,081
Toyoda Gosei Co. Ltd.		16,300	411,090
Toyota Industries Corp.		42,100	2,368,278
Toyota Motor Corp.		628,272	41,297,012
Toyota Tsusho Corp.		59,100	2,020,223
Trend Micro, Inc.		33,400	1,973,492
Tsuruha Holdings, Inc.		10,500	1,290,256
Unicharm Corp.		111,400	3,384,392
United Urban Investment Corp.		802	1,243,722
USS Co. Ltd.		57,900	1,095,706
West Japan Railway Co.		45,300	3,166,920
Yahoo! Japan Corp. (a)		399,800	1,521,079
Yakult Honsha Co. Ltd.		30,600	2,200,277
Yamada Denki Co. Ltd.		167,100	827,916
Yamaguchi Financial Group, Inc.		53,000	600,080
Yamaha Corp.		37,000	1,731,357
Yamaha Motor Co. Ltd.		77,600	2,048,637
Yamato Holdings Co. Ltd.		85,800	2,486,768
Yamazaki Baking Co. Ltd.		32,500	806,578
Yaskawa Electric Corp.		65,800	2,176,056
Yokogawa Electric Corp.		65,300	1,161,418
Yokohama Rubber Co. Ltd.		34,000	728,269

TOTAL JAPAN			956,038,214

Korea (South) - 3.3%
AMOREPACIFIC Corp.		8,565	2,057,655
AMOREPACIFIC Group, Inc.		7,552	649,754
BGF Retail Co. Ltd.		1,949	295,815
BS Financial Group, Inc.		70,542	568,279
Celltrion Healthcare Co. Ltd.		9,205	754,772
Celltrion Pharm, Inc.		3,888	245,822
Celltrion, Inc. (b)		22,439	5,471,354
Cheil Industries, Inc.		20,627	2,287,834
Cheil Worldwide, Inc.		17,382	315,335
CJ CheilJedang Corp.		2,367	718,516
CJ Corp.		3,917	494,255
CJ O Shopping Co. Ltd.		3,049	635,009
Coway Co. Ltd.		13,816	1,163,876
Daelim Industrial Co.		7,488	527,234
Daewoo Engineering & Construction Co. Ltd. (b)		39,992	204,006
Db Insurance Co. Ltd.		13,221	765,853
DGB Financial Group Co. Ltd.		53,333	447,846
Dong Suh Companies, Inc.		8,128	186,142
Doosan Bobcat, Inc.		9,344	279,027
Doosan Heavy Industries & Construction Co. Ltd. (b)		16,464	222,532
E-Mart Co. Ltd.		5,947	1,167,000
EUSU Holdings Co. Ltd. (b)		6	31
GS Engineering & Construction Corp.		12,754	518,879
GS Holdings Corp.		13,722	663,012
GS Retail Co. Ltd.		7,314	218,408
Hana Financial Group, Inc.		82,725	3,335,835
Hanjin Shipping Co. Ltd. (b)(c)		12	0
Hankook Tire Co. Ltd.		21,345	851,139
Hanmi Pharm Co. Ltd.		1,673	637,816
Hanmi Science Co. Ltd.		3,588	223,309
Hanon Systems		46,975	451,411
Hanssem Co. Ltd.		2,680	232,024
Hanwha Chemical Corp.		28,762	546,325
Hanwha Corp.		11,109	320,758
Hanwha Life Insurance Co. Ltd.		76,486	355,135
HDC Hyundai Development Co. (b)		9,046	467,139
HLB, Inc. (b)		8,107	495,825
Hotel Shilla Co.		8,311	744,913
Hyundai Department Store Co. Ltd.		3,671	324,415
Hyundai Engineering & Construction Co. Ltd.		22,549	1,184,690
Hyundai Fire & Marine Insurance Co. Ltd.		17,019	560,182
Hyundai Glovis Co. Ltd.		5,028	618,639
Hyundai Heavy Industries Co. Ltd. (b)		10,616	1,015,388
Hyundai Industrial Development & Construction Co.		6,474	154,659
Hyundai Mobis		18,852	3,860,235
Hyundai Motor Co.		43,043	5,006,034
Hyundai Robotics Co. Ltd. (b)		2,550	768,341
Hyundai Steel Co.		22,938	1,106,245
Industrial Bank of Korea		73,247	1,029,498
ING Life Insurance Korea Ltd. (d)		9,227	349,699
Kakao Corp.		12,979	1,311,340
Kangwon Land, Inc.		31,373	732,573
KB Financial Group, Inc.		110,192	5,320,849
KCC Corp.		1,463	445,416
KEPCO Plant Service & Engineering Co. Ltd.		6,141	189,998
Kia Motors Corp.		73,722	2,098,833
Korea Aerospace Industries Ltd. (b)		21,529	679,627
Korea Electric Power Corp.		69,308	2,069,105
Korea Express Co. Ltd. (b)		2,152	291,837
Korea Gas Corp. (b)		8,260	432,484
Korea Investment Holdings Co. Ltd.		10,831	694,526
Korea Zinc Co. Ltd.		2,502	926,900
Korean Air Lines Co. Ltd.		13,390	351,144
KT Corp.		6,424	164,650
KT&G Corp.		31,860	3,161,765
Kumho Petro Chemical Co. Ltd.		4,622	469,062
LG Chemical Ltd.		12,405	4,177,818
LG Corp.		26,945	1,824,614
LG Display Co. Ltd.		66,448	1,265,594
LG Electronics, Inc.		29,746	1,998,258
LG Household & Health Care Ltd.		2,504	2,721,079
LG Innotek Co. Ltd.		3,601	527,148
Lotte Chemical Corp.		4,666	1,506,486
Lotte Confectionery Co. Ltd. (b)		7,318	345,700
Lotte Shopping Co. Ltd.		3,010	556,872
Medy-Tox, Inc.		1,110	715,563
Mirae Asset Daewoo Co. Ltd.		112,707	823,942
NAVER Corp.		7,737	4,975,161
NCSOFT Corp.		4,863	1,683,643
Netmarble Corp. (d)		7,265	942,812
Oci Co. Ltd.		4,574	405,858
Orion Corp./Republic of Korea		6,366	763,255
Ottogi Corp.		283	224,169
Pearl Abyss Corp. (b)		1,460	287,156
POSCO		21,754	6,432,321
Posco Daewoo Corp.		12,348	212,367
S-Oil Corp.		12,814	1,352,210
S1 Corp.		4,669	363,550
Samsung Biologics Co. Ltd. (b)(d)		4,650	1,557,698
Samsung Card Co. Ltd.		7,471	237,522
Samsung Electro-Mechanics Co. Ltd.		15,292	2,108,114
Samsung Electronics Co. Ltd.		1,324,609	55,020,042
Samsung Engineering Co. Ltd. (b)		40,042	611,345
Samsung Fire & Marine Insurance Co. Ltd.		8,628	2,115,409
Samsung Heavy Industries Co. Ltd. (b)		102,930	598,092
Samsung Life Insurance Co. Ltd.		19,282	1,667,631
Samsung SDI Co. Ltd.		14,933	3,071,171
Samsung SDS Co. Ltd.		9,468	1,781,409
Samsung Securities Co. Ltd.		18,097	528,216
Shinhan Financial Group Co. Ltd.		118,717	4,652,614
Shinsegae Co. Ltd.		1,979	590,072
SillaJen, Inc. (b)		14,264	668,703
SK C&C Co. Ltd.		8,617	2,039,192
SK Energy Co. Ltd.		18,044	3,216,731
SK Hynix, Inc.		160,518	12,441,021
SK Telecom Co. Ltd.		5,353	1,201,907
STX Pan Ocean Co. Ltd. (Korea) (b)		57,807	267,368
ViroMed Co. Ltd. (b)		3,512	629,559
Woori Bank		130,330	1,978,120
Woori Investment & Securities Co. Ltd.		38,143	445,328
Yuhan Corp.		2,309	462,435

TOTAL KOREA (SOUTH)			196,833,284

Luxembourg - 0.2%
ArcelorMittal SA (Netherlands)		183,379	5,900,158
Eurofins Scientific SA		3,212	1,752,527
Millicom International Cellular SA (depository receipt) (b)		18,846	1,206,682
PLAY Communications SA (d)		31,356	183,604
Reinet Investments SCA		42,735	824,160
RTL Group SA		10,384	774,086
SES SA (France) (depositary receipt)		99,730	1,993,607
Tenaris SA		130,303	2,387,106

TOTAL LUXEMBOURG			15,021,930

Malaysia - 0.6%
AirAsia Group BHD		392,400	343,652
Alliance Bank Malaysia Bhd		255,500	252,043
AMMB Holdings Bhd		423,600	418,911
Astro Malaysia Holdings Bhd (d)		472,100	212,532
Axiata Group Bhd		728,790	787,057
British American Tobacco (Malaysia) Bhd		38,000	320,453
Bumiputra-Commerce Holdings Bhd		1,284,001	1,844,666
Dialog Group Bhd		1,065,422	870,160
DiGi.com Bhd		824,800	923,208
Felda Global Ventures Holdings Bhd (d)		380,300	161,850
Fraser & Neave Holdings BHD		32,200	295,781
Gamuda Bhd		582,075	554,153
Genting Bhd		602,900	1,297,755
Genting Malaysia Bhd		856,300	1,065,899
Genting Plantations Bhd		53,500	123,057
Hap Seng Consolidated Bhd		156,100	376,330
Hartalega Holdings Bhd		342,400	518,022
Hong Leong Bank Bhd		188,000	881,496
Hong Leong Credit Bhd		60,500	269,087
IHH Healthcare Bhd (d)		675,300	981,801
IJM Corp. Bhd		750,100	361,672
IOI Corp. Bhd		540,400	614,182
IOI Properties Group Bhd		524,000	244,920
Kuala Lumpur Kepong Bhd		110,500	673,058
Malayan Banking Bhd		1,031,486	2,489,269
Malaysia Airports Holdings Bhd		276,098	628,267
Maxis Bhd		648,900	924,263
MISC Bhd		306,600	503,835
My E.G.Services Bhd		471,000	143,675
Nestle (Malaysia) BHD		15,600	566,435
Petronas Chemicals Group Bhd		649,400	1,426,603
Petronas Dagangan Bhd		63,400	420,795
Petronas Gas Bhd		185,600	855,632
PPB Group Bhd		154,320	626,391
Press Metal Bhd		337,200	396,511
Public Bank Bhd		803,300	4,754,587
RHB Capital Bhd		243,257	325,540
RHB Capital Bhd (b)(c)		122,876	0
Sime Darby Bhd		659,207	408,660
Sime Darby Plantation Bhd		622,707	804,234
Sime Darby Property Bhd		798,007	263,058
SP Setia Bhd		410,702	300,070
Telekom Malaysia Bhd		312,874	305,562
Tenaga Nasional Bhd		874,725	3,374,093
Top Glove Corp. Bhd		180,000	449,004
UMW Holdings Bhd		112,100	165,461
Westports Holdings Bhd		251,000	228,462
YTL Corp. Bhd		1,033,812	343,332

TOTAL MALAYSIA			35,095,484

Mauritius - 0.0%
Golden Agri-Resources Ltd.		1,853,400	381,204
Mexico - 0.8%
Alfa SA de CV Series A		808,800	1,100,517
Alsea S.A.B. de CV		146,300	504,655
America Movil S.A.B. de CV Series L		9,286,546	7,957,298
Banco Santander Mexico SA		489,350	824,959
CEMEX S.A.B. de CV unit (b)		4,039,140	3,010,216
Coca-Cola FEMSA S.A.B. de CV Series L		149,800	937,971
El Puerto de Liverpool S.A.B. de CV Class C		46,855	347,709
Embotelladoras Arca S.A.B. de CV		117,062	777,074
Fibra Uno Administracion SA de CV		926,000	1,333,521
Fomento Economico Mexicano S.A.B. de CV unit		536,800	5,266,114
Gruma S.A.B. de CV Series B		63,645	823,797
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		94,200	890,156
Grupo Aeroportuario del Sureste S.A.B. de CV Series B		54,810	975,142
Grupo Bimbo S.A.B. de CV Series A		471,700	1,003,749
Grupo Carso SA de CV Series A1		125,400	521,509
Grupo Financiero Banorte S.A.B. de CV Series O		716,000	4,992,628
Grupo Financiero Inbursa S.A.B. de CV Series O		613,800	1,011,048
Grupo Mexico SA de CV Series B		986,023	3,100,210
Grupo Televisa SA de CV		677,400	2,696,479
Industrias Penoles SA de CV		35,325	598,949
Infraestructura Energetica Nova S.A.B. de CV		146,400	715,279
Kimberly-Clark de Mexico SA de CV Series A		403,400	742,398
Mexichem S.A.B. de CV		279,716	979,274
Promotora y Operadora de Infraestructura S.A.B. de CV		67,170	695,748
Wal-Mart de Mexico SA de CV Series V		1,446,300	4,223,799

TOTAL MEXICO			46,030,199

Multi-National - 0.0%
HK Electric Investments & HK Electric Investments Ltd. unit (d)		684,500	699,408
HKT Trust/HKT Ltd. unit		1,069,640	1,428,176

TOTAL MULTI-NATIONAL			2,127,584

Netherlands - 3.1%
ABN AMRO Group NV GDR		115,036	3,188,061
AEGON NV		490,382	3,235,282
AerCap Holdings NV (b)		37,566	2,108,580
Airbus Group NV		159,765	19,773,991
Akzo Nobel NV		69,528	6,431,033
ASML Holding NV (Netherlands)		112,743	24,145,988
CNH Industrial NV		277,661	3,258,193
EXOR NV		30,231	1,989,533
Ferrari NV		33,858	4,505,553
Fiat Chrysler Automobiles NV		296,845	5,067,195
Heineken Holding NV		31,896	3,082,646
Heineken NV (Bearer)		71,389	7,224,249
ING Groep NV (Certificaten Van Aandelen)		1,069,545	16,349,880
Koninklijke Ahold Delhaize NV		342,799	8,720,536
Koninklijke DSM NV		49,992	5,327,875
Koninklijke KPN NV		929,323	2,689,592
Koninklijke Philips Electronics NV		259,093	11,374,067
NN Group NV		84,929	3,755,969
NXP Semiconductors NV (b)		94,666	9,025,456
QIAGEN NV (Germany) (b)		62,171	2,252,962
Randstad NV		33,207	2,106,949
RELX NV		266,349	5,792,744
STMicroelectronics NV (France)		188,572	4,069,731
Unilever NV (Certificaten Van Aandelen) (Bearer)		425,325	24,537,407
Vopak NV		18,430	868,079
Wolters Kluwer NV		80,085	4,828,460
X5 Retail Group NV unit		35,256	948,079

TOTAL NETHERLANDS			186,658,090

New Zealand - 0.1%
Auckland International Airport Ltd.		254,231	1,156,670
Fisher & Paykel Healthcare Corp.		158,930	1,603,235
Fletcher Building Ltd.		239,093	1,145,650
Meridian Energy Ltd.		342,838	733,750
Ryman Healthcare Group Ltd.		106,484	883,292
Spark New Zealand Ltd.		519,450	1,370,201
The a2 Milk Co. Ltd. (b)		205,587	1,465,740

TOTAL NEW ZEALAND			8,358,538

Norway - 0.5%
Aker Bp ASA		28,237	1,009,472
DNB ASA		269,239	5,431,553
Equinor ASA		318,262	8,451,454
Equinor ASA sponsored ADR (a)		1,798	47,575
Gjensidige Forsikring ASA		52,700	845,743
Marine Harvest ASA		113,654	2,485,112
Norsk Hydro ASA		373,283	2,128,038
Orkla ASA		227,720	1,926,364
Schibsted ASA (B Shares)		26,520	861,604
Telenor ASA		206,894	4,045,729
Yara International ASA		49,394	2,179,436

TOTAL NORWAY			29,412,080

Pakistan - 0.0%
Habib Bank Ltd.		164,100	235,292
Lucky Cement Ltd.		28,800	128,125
MCB Bank Ltd.		121,500	203,219
Oil & Gas Development Co. Ltd.		186,600	227,913
United Bank Ltd.		108,600	153,803

TOTAL PAKISTAN			948,352

Papua New Guinea - 0.0%
Oil Search Ltd. ADR		378,948	2,528,224
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR		47,289	649,751
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.		528,110	571,293
Aboitiz Power Corp.		381,200	267,484
Alliance Global Group, Inc. (b)		1,003,000	225,517
Ayala Corp.		69,595	1,311,429
Ayala Land, Inc.		2,075,100	1,598,941
Bank of the Philippine Islands (BPI)		266,023	491,752
BDO Unibank, Inc.		559,658	1,393,471
DMCI Holdings, Inc.		1,042,100	231,949
Globe Telecom, Inc.		8,555	296,113
GT Capital Holdings, Inc.		22,692	415,189
International Container Terminal Services, Inc.		132,360	222,202
JG Summit Holdings, Inc.		756,080	798,651
Jollibee Food Corp.		117,400	597,906
Manila Electric Co.		60,370	432,264
Megaworld Corp.		2,959,300	259,005
Metro Pacific Investments Corp.		3,918,700	348,148
Metropolitan Bank & Trust Co.		194,535	270,437
Philippine Long Distance Telephone Co.		23,150	581,733
Robinsons Land Corp.		561,242	207,283
Security Bank Corp.		64,610	247,398
SM Investments Corp.		66,910	1,198,991
SM Prime Holdings, Inc.		2,745,075	1,954,665
Universal Robina Corp.		242,490	585,471

TOTAL PHILIPPINES			14,507,292

Poland - 0.3%
Alior Bank SA (b)		22,628	449,811
Bank Handlowy w Warszawie SA		8,748	179,522
Bank Millennium SA (b)		152,633	383,806
Bank Polska Kasa Opieki SA		47,003	1,438,500
Bank Zachodni WBK SA		9,211	924,452
BRE Bank SA		4,500	526,500
CD Projekt RED SA (b)		18,049	975,368
Cyfrowy Polsat SA		64,075	416,566
Dino Polska SA (b)(d)		12,933	354,581
Grupa Lotos SA		24,010	428,339
Jastrzebska Spolka Weglowa SA (b)		14,632	315,885
KGHM Polska Miedz SA (Bearer)		36,579	965,845
LPP SA		342	839,864
NG2 SA		7,379	454,285
Polish Oil & Gas Co. SA		464,533	701,623
Polska Grupa Energetyczna SA (b)		248,508	668,409
Polski Koncern Naftowy Orlen SA		84,056	2,130,667
Powszechna Kasa Oszczednosci Bank SA		242,994	2,772,553
Powszechny Zaklad Ubezpieczen SA		165,674	1,903,934
Telekomunikacja Polska SA (b)		171,368	233,511
Zaklady Azotowe w Tarnowie-Moscicach SA		9,795	111,653

TOTAL POLAND			17,175,674

Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (b)(c)		319,729	4
Energias de Portugal SA		715,754	2,920,178
Galp Energia SGPS SA Class B		136,760	2,812,998
Jeronimo Martins SGPS SA		66,933	996,353

TOTAL PORTUGAL			6,729,533

Qatar - 0.2%
Barwa Real Estate Co. (b)		27,681	275,974
Doha Bank (b)		39,212	274,732
Ezdan Holding Group (b)		213,147	529,794
Industries Qatar QSC (b)		50,344	1,721,458
Masraf al Rayan (b)		97,569	1,038,396
Qatar Electricity & Water Co.		13,401	699,311
Qatar Insurance Co. SAQ		39,947	398,263
Qatar Islamic Bank (b)		32,157	1,174,645
Qatar National Bank SAQ		124,877	6,002,053
Qatar Telecom (Qtel) Q.S.C. (b)		20,243	390,849
The Commercial Bank of Qatar (b)		49,643	556,285

TOTAL QATAR			13,061,760

Russia - 0.8%
Alrosa Co. Ltd.		737,300	1,148,075
Gazprom OAO		806,544	1,856,347
Gazprom OAO sponsored ADR (Reg. S)		1,057,398	4,740,315
Inter Rao Ues JSC		8,479,000	562,224
Lukoil PJSC		27,184	1,943,133
Lukoil PJSC sponsored ADR		89,585	6,430,411
Magnit OJSC GDR (Reg. S)		98,010	1,609,324
Magnitogorsk Iron & Steel Works PJSC		574,900	425,697
MMC Norilsk Nickel PJSC		7,812	1,360,734
MMC Norilsk Nickel PJSC sponsored ADR		98,554	1,704,984
Mobile TeleSystems OJSC sponsored ADR		143,468	1,258,214
Moscow Exchange MICEX-RTS OAO		389,190	641,655
NOVATEK OAO GDR (Reg. S)		25,270	4,020,457
Novolipetsk Steel OJSC		314,320	817,072
PhosAgro OJSC GDR (Reg. S)		31,676	417,173
Polyus PJSC		6,740	482,139
Rosneft Oil Co. OJSC		105,446	707,207
Rosneft Oil Co. OJSC GDR (Reg. S)		217,412	1,434,919
RusHydro PJSC		9,108,700	98,969
RusHydro PJSC ADR		207,336	213,141
Sberbank of Russia		2,970,013	10,177,984
Severstal PAO		14,889	243,162
Severstal PAO GDR (Reg. S)		39,925	651,576
Surgutneftegas OJSC		10,100	4,687
Surgutneftegas OJSC sponsored ADR		201,700	924,189
Tatneft PAO		164,800	1,902,987
Tatneft PAO sponsored ADR		42,623	2,940,987
VTB Bank OJSC (b)		837,958,000	647,578

TOTAL RUSSIA			49,365,340

Singapore - 0.8%
Ascendas Real Estate Investment Trust		695,500	1,404,947
BOC Aviation Ltd. Class A		60,200	378,884
CapitaCommercial Trust (REIT)		663,950	853,500
CapitaLand Ltd.		727,900	1,727,048
CapitaMall Trust		655,000	1,039,263
City Developments Ltd.		119,100	875,742
ComfortDelgro Corp. Ltd.		622,900	1,075,267
DBS Group Holdings Ltd.		494,741	9,721,469
Jardine Cycle & Carriage Ltd.		26,593	656,743
Keppel Corp. Ltd.		396,600	2,001,427
Oversea-Chinese Banking Corp. Ltd.		868,225	7,378,972
Sembcorp Industries Ltd.		261,600	514,995
Singapore Airlines Ltd.		142,800	1,034,273
Singapore Airport Terminal Service Ltd.		176,200	671,743
Singapore Exchange Ltd.		225,300	1,231,301
Singapore Press Holdings Ltd.		421,300	900,564
Singapore Technologies Engineering Ltd.		442,900	1,112,659
Singapore Telecommunications Ltd.		2,241,000	5,284,174
Suntec (REIT)		596,300	805,959
United Overseas Bank Ltd.		369,189	7,327,643
UOL Group Ltd.		131,821	694,279
Venture Corp. Ltd.		76,300	934,869
Wilmar International Ltd.		528,300	1,214,661
Yangzijiang Shipbuilding Holdings Ltd.		641,100	445,028

TOTAL SINGAPORE			49,285,410

South Africa - 1.6%
Anglo American Platinum Ltd.		13,479	414,069
AngloGold Ashanti Ltd.		109,727	957,981
Aspen Pharmacare Holdings Ltd.		107,968	2,090,893
Barclays Africa Group Ltd.		195,600	2,553,384
Bidcorp Ltd.		93,830	1,877,811
Bidvest Group Ltd.		94,553	1,344,961
Capitec Bank Holdings Ltd.		10,868	785,360
Clicks Group Ltd.		72,774	1,068,107
Coronation Fund Managers Ltd.		57,492	259,833
Discovery Ltd.		101,152	1,305,931
Exxaro Resources Ltd.		65,000	639,263
FirstRand Ltd.		928,016	4,881,995
Fortress (REIT) Ltd.:
Class A		311,745	367,204
Class B		136,925	151,925
Foschini Ltd.		59,003	771,621
Gold Fields Ltd.		220,610	809,583
Growthpoint Properties Ltd.		837,009	1,662,258
Hyprop Investments Ltd.		75,290	587,168
Imperial Holdings Ltd.		40,748	660,354
Investec Ltd.		84,016	606,983
Kumba Iron Ore Ltd.		17,287	381,660
Liberty Holdings Ltd.		35,604	312,304
Life Healthcare Group Holdings Ltd.		353,851	644,953
MMI Holdings Ltd.		255,346	329,666
Mondi Ltd.		31,360	859,956
Mr Price Group Ltd.		71,002	1,267,926
MTN Group Ltd.		471,624	4,101,078
Naspers Ltd. Class N		120,753	29,730,870
Nedbank Group Ltd.		63,671	1,319,405
Netcare Ltd.		332,981	683,790
Old Mutual Ltd. (b)		47,724	109,311
Old Mutual Ltd. (b)		1,325,404	3,035,705
Pick 'n Pay Stores Ltd.		92,520	523,396
Pioneer Foods Ltd.		32,222	283,862
PSG Group Ltd.		40,086	709,325
Rand Merchant Insurance Holdings Ltd.		210,853	639,084
Redefine Properties Ltd.		1,431,507	1,155,642
Remgro Ltd.		147,105	2,426,185
Resilient Property Income Fund Ltd.		73,882	290,085
RMB Holdings Ltd.		201,332	1,259,749
Sanlam Ltd.		468,450	2,715,889
Sappi Ltd.		147,129	1,048,647
Sasol Ltd.		152,727	6,018,592
Shoprite Holdings Ltd.		121,979	2,016,509
Spar Group Ltd.		51,128	743,885
Standard Bank Group Ltd.		356,713	5,522,380
Telkom SA Ltd.		80,101	306,534
Tiger Brands Ltd.		46,127	1,226,083
Truworths International Ltd.		116,084	721,674
Vodacom Group Ltd.		166,089	1,769,051
Woolworths Holdings Ltd.		287,083	1,115,410

TOTAL SOUTH AFRICA			97,065,290

Spain - 2.1%
ACS Actividades de Construccion y Servicios SA		71,879	3,153,620
Aena Sme SA		18,762	3,409,374
Amadeus IT Holding SA Class A		120,723	10,305,223
Banco Bilbao Vizcaya Argentaria SA		1,836,766	13,455,519
Banco de Sabadell SA		1,518,130	2,535,909
Banco Santander SA:
(Spain)		4,427,497	24,951,967
(Spain) sponsored ADR		13,477	75,336
Bankia SA		350,873	1,383,099
Bankinter SA		184,073	1,778,361
CaixaBank SA		990,293	4,556,217
Enagas SA		62,314	1,742,976
Endesa SA		86,559	2,002,087
Ferrovial SA		133,121	2,752,158
Gas Natural SDG SA		96,105	2,604,977
Grifols SA		82,972	2,411,029
Iberdrola SA		1,637,446	12,733,071
Inditex SA		300,488	9,847,182
International Consolidated Airlines Group SA		171,739	1,595,740
MAPFRE SA (Reg.)		284,336	894,061
Red Electrica Corporacion SA		119,736	2,537,822
Repsol SA		375,567	7,454,898
Siemens Gamesa Renewable Energy SA (a)		69,276	978,980
Telefonica SA		1,282,605	11,524,875

TOTAL SPAIN			124,684,481

Sweden - 1.8%
Alfa Laval AB		81,353	2,236,226
ASSA ABLOY AB (B Shares)		276,438	5,457,022
Atlas Copco AB:
(A Shares)		185,084	5,300,172
(B Shares)		107,327	2,812,879
Boliden AB		76,073	2,266,717
Electrolux AB (B Shares)		66,195	1,553,818
Epiroc AB:
Class A (b)		190,473	2,280,577
Class B (b)		99,240	1,051,659
Essity AB Class B		167,540	4,189,953
H&M Hennes & Mauritz AB (B Shares) (a)		244,538	3,807,364
Hexagon AB (B Shares)		71,135	4,337,860
Husqvarna AB (B Shares)		108,837	861,244
ICA Gruppen AB (a)		21,152	701,703
Industrivarden AB (C Shares)		43,677	920,933
Investor AB (B Shares)		124,816	5,442,366
Kinnevik AB (B Shares)		64,590	2,230,876
Lundbergfoeretagen AB		19,968	652,660
Lundin Petroleum AB		51,529	1,700,062
Nordea Bank AB		834,068	8,870,975
Sandvik AB		310,907	5,687,442
Securitas AB (B Shares)		87,589	1,576,870
Skandinaviska Enskilda Banken AB (A Shares)		447,294	4,785,814
Skanska AB (B Shares)		93,525	1,761,382
SKF AB (B Shares)		105,162	2,162,333
Svenska Handelsbanken AB (A Shares)		420,185	5,190,341
Swedbank AB (A Shares)		248,669	5,888,000
Swedish Match Co. AB		50,365	2,753,967
Tele2 AB (B Shares)		100,936	1,355,119
Telefonaktiebolaget LM Ericsson (B Shares)		845,949	6,640,917
TeliaSonera AB		782,462	3,764,168
Volvo AB (B Shares)		430,488	7,546,924

TOTAL SWEDEN			105,788,343

Switzerland - 5.5%
ABB Ltd. (Reg.)		507,143	11,641,747
Adecco SA (Reg.)		45,570	2,806,503
Baloise Holdings AG		13,413	2,095,633
Barry Callebaut AG		579	988,244
Clariant AG (Reg.)		60,680	1,451,810
Coca-Cola HBC AG		55,494	1,991,409
Compagnie Financiere Richemont SA Series A		143,904	12,602,950
Credit Suisse Group AG		703,028	11,306,466
Credit Suisse Group AG sponsored ADR		421	6,761
Dufry AG		8,814	1,167,010
Ems-Chemie Holding AG		2,309	1,480,801
Galenica AG		12,589	2,386,462
Geberit AG (Reg.)		10,259	4,576,479
Givaudan SA		2,537	5,952,079
Julius Baer Group Ltd.		62,236	3,414,246
Kuehne & Nagel International AG		14,758	2,360,177
Lafargeholcim Ltd. (Reg.)		134,166	6,861,755
Lindt & Spruengli AG		28	2,245,316
Lindt & Spruengli AG (participation certificate)		284	1,959,016
Lonza Group AG		20,497	6,319,986
Nestle SA (Reg. S)		855,440	69,712,670
Novartis AG		612,191	51,376,140
Pargesa Holding SA		10,126	847,796
Partners Group Holding AG		4,763	3,619,813
Roche Holding AG (participation certificate)		193,374	47,501,648
Schindler Holding AG:
(participation certificate)		11,420	2,661,956
(Reg.)		5,671	1,284,086
SGS SA (Reg.)		1,476	3,854,907
Sika AG		35,540	5,057,401
Sonova Holding AG Class B		15,519	2,865,094
Straumann Holding AG		2,814	2,188,335
Swatch Group AG (Bearer)		8,409	3,778,381
Swatch Group AG (Bearer) (Reg.)		16,082	1,326,158
Swiss Life Holding AG		9,532	3,424,261
Swiss Prime Site AG		19,649	1,802,870
Swiss Re Ltd.		86,414	7,922,702
Swisscom AG		7,218	3,391,946
Temenos Group AG		16,588	2,672,106
UBS Group AG		1,052,485	17,342,113
UBS Group AG		7,544	123,872
Zurich Insurance Group AG		41,525	12,733,664

TOTAL SWITZERLAND			329,102,769

Taiwan - 2.9%
Acer, Inc.		764,060	624,620
Advantech Co. Ltd.		91,465	605,659
ASE Industrial Holding Co. Ltd.		943,943	2,419,971
Asia Cement Corp.		621,785	829,562
ASUSTeK Computer, Inc.		193,422	1,666,613
AU Optronics Corp.		2,299,000	996,060
Catcher Technology Co. Ltd.		179,000	2,203,770
Cathay Financial Holding Co. Ltd.		2,254,227	3,884,692
Chang Hwa Commercial Bank		1,358,835	804,255
Cheng Shin Rubber Industry Co. Ltd.		524,513	811,271
Chicony Electronics Co. Ltd.		141,870	321,493
China Airlines Ltd.		708,835	229,240
China Development Finance Holding Corp.		3,735,819	1,368,208
China Life Insurance Co. Ltd.		640,875	678,995
China Steel Corp.		3,502,421	2,863,233
Chinatrust Financial Holding Co. Ltd.		4,889,255	3,317,486
Chunghwa Picture Tubes, Ltd. (b)		551	36
Chunghwa Telecom Co. Ltd.		1,055,400	3,661,466
Compal Electronics, Inc.		1,122,394	697,344
Delta Electronics, Inc.		560,383	1,951,564
E.SUN Financial Holdings Co. Ltd.		2,671,772	1,865,287
ECLAT Textile Co. Ltd.		48,420	558,126
EVA Airways Corp.		531,498	262,438
Evergreen Marine Corp. (Taiwan) (b)		537,683	243,514
Far Eastern Textile Ltd.		887,032	945,595
Far EasTone Telecommunications Co. Ltd.		447,000	1,061,188
Feng Tay Enterprise Co. Ltd.		83,760	482,056
First Financial Holding Co. Ltd.		2,745,268	1,889,667
Formosa Chemicals & Fibre Corp.		969,620	3,820,647
Formosa Petrochemical Corp.		339,000	1,335,780
Formosa Plastics Corp.		1,228,640	4,519,865
Formosa Taffeta Co. Ltd.		205,000	217,194
Foxconn Technology Co. Ltd.		248,811	617,532
Fubon Financial Holding Co. Ltd.		1,850,487	3,067,908
Giant Manufacturing Co. Ltd.		80,042	342,876
GlobalWafers Co. Ltd.		63,000	1,065,073
Highwealth Construction Corp.		239,400	370,283
HIWIN Technologies Corp.		66,076	646,046
HIWIN Technologies Corp. rights 8/31/18 (b)		1,832	2,935
Hon Hai Precision Industry Co. Ltd. (Foxconn)		4,533,742	12,423,648
Hotai Motor Co. Ltd.		73,000	634,969
HTC Corp. (b)		171,057	301,493
Hua Nan Financial Holdings Co. Ltd.		2,055,074	1,233,138
Innolux Corp.		2,384,819	896,812
Inventec Corp.		754,209	603,002
Largan Precision Co. Ltd.		28,000	4,715,346
Lite-On Technology Corp.		559,053	734,898
Macronix International Co. Ltd. (b)		479,000	665,691
MediaTek, Inc.		415,989	3,455,126
Mega Financial Holding Co. Ltd.		3,025,833	2,696,248
Micro-Star International Co. Ltd.		173,000	593,996
Nan Ya Plastics Corp.		1,421,980	3,947,749
Nanya Technology Corp.		276,000	709,382
Nien Made Enterprise Co. Ltd.		44,000	380,563
Novatek Microelectronics Corp.		168,000	813,054
Pegatron Corp.		558,652	1,244,047
Phison Electronics Corp.		38,199	317,274
Pou Chen Corp.		648,240	713,295
Powertech Technology, Inc.		195,700	553,548
President Chain Store Corp.		157,000	1,727,560
Quanta Computer, Inc.		741,000	1,281,806
Realtek Semiconductor Corp.		125,744	505,756
Ruentex Development Co. Ltd.		219,580	243,770
Ruentex Industries Ltd.		159,484	305,607
Shin Kong Financial Holding Co. Ltd.		2,191,637	831,333
Sinopac Holdings Co.		3,000,246	1,128,244
Standard Foods Corp.		197,981	383,260
Synnex Technology International Corp.		381,920	545,136
TaiMed Biologics, Inc. (b)		47,000	393,447
Taishin Financial Holdings Co. Ltd.		2,628,397	1,289,230
Taiwan Business Bank		1,010,142	333,620
Taiwan Cement Corp.		1,145,221	1,473,609
Taiwan Cooperative Financial Holding Co. Ltd.		2,271,961	1,389,283
Taiwan High Speed Rail Corp.		528,000	429,051
Taiwan Mobile Co. Ltd.		446,400	1,540,015
Taiwan Semiconductor Manufacturing Co. Ltd.		6,779,000	54,261,427
TECO Electric & Machinery Co. Ltd.		526,000	384,425
Unified-President Enterprises Corp.		1,331,620	3,518,358
United Microelectronics Corp.		3,290,000	1,886,152
Vanguard International Semiconductor Corp.		229,000	584,088
Walsin Technology Corp.		90,000	1,021,222
Win Semiconductors Corp.		96,000	464,602
Winbond Electronics Corp.		754,000	491,884
Wistron Corp.		827,973	640,318
WPG Holding Co. Ltd.		484,107	671,997
Yageo Corp.		68,292	1,744,091
Yuanta Financial Holding Co. Ltd.		2,883,085	1,329,306

TOTAL TAIWAN			171,681,424

Thailand - 0.6%
Advanced Info Service PCL		19,000	115,359
Advanced Info Service PCL (For. Reg.)		272,100	1,652,065
Airports of Thailand PCL (For. Reg.)		1,161,700	2,313,274
Bangkok Bank PCL (For. Reg.)		61,400	383,865
Bangkok Dusit Medical Services PCL		126,200	100,520
Bangkok Dusit Medical Services PCL (For. Reg.)		999,000	795,717
Bangkok Expressway and Metro PCL		2,051,200	514,804
Banpu PCL (For. Reg.)		569,000	360,863
Berli Jucker PCL		60,800	104,166
Berli Jucker PCL (For. Reg)		300,500	514,833
BTS Group Holdings PCL		1,611,900	457,844
Bumrungrad Hospital PCL (For. Reg.)		105,900	577,723
C.P. ALL PCL		44,300	99,865
C.P. ALL PCL (For. Reg.)		1,353,300	3,050,721
Central Pattana PCL (For. Reg.)		357,500	813,965
Charoen Pokphand Foods PCL (For. Reg.)		945,640	774,532
Delta Electronics PCL (For. Reg.)		133,500	279,881
Electricity Generating PCL (For. Reg.)		33,700	233,986
Energy Absolute PCL		327,500	351,912
Glow Energy PCL (For. Reg.)		132,200	371,527
Home Product Center PCL (For. Reg.)		1,015,447	448,665
Indorama Ventures PCL (For. Reg.)		421,000	752,916
IRPC PCL (For. Reg.)		2,659,300	515,554
Kasikornbank PCL		67,100	453,787
Kasikornbank PCL (For. Reg.)		455,200	3,078,449
Krung Thai Bank PCL (For. Reg.)		949,375	542,174
Land & House PCL (For. Reg.)		958,900	345,861
Minor International PCL (For. Reg.)		603,770	689,608
PTT Exploration and Production PCL (For. Reg.)		382,351	1,591,693
PTT Global Chemical PCL		41,300	101,481
PTT Global Chemical PCL (For. Reg.)		590,686	1,451,415
PTT PCL		86,000	132,477
PTT PCL (For. Reg.)		2,831,100	4,361,102
Robinsons Department Store PCL (For. Reg.)		133,500	253,798
Siam Cement PCL (For. Reg.)		107,650	1,456,041
Siam Commercial Bank PCL		29,100	122,453
Siam Commercial Bank PCL (For. Reg.)		483,700	2,035,407
Thai Oil PCL (For. Reg.)		297,000	716,389
Thai Union Frozen Products PCL (For. Reg.)		482,500	237,842
TMB PCL (For. Reg.)		2,775,500	191,874
True Corp. PCL (For. Reg.)		2,669,235	501,434

TOTAL THAILAND			33,847,842

Turkey - 0.2%
Akbank T.A.S.		582,362	854,832
Anadolu Efes Biracilik Ve Malt Sanayii A/S		51,893	218,297
Arcelik A/S		64,562	165,288
Aselsan A/S		100,353	552,955
Bim Birlesik Magazalar A/S JSC		62,239	894,634
Coca-Cola Icecek Sanayi A/S		27,636	166,529
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S		527,174	188,372
Eregli Demir ve Celik Fabrikalari T.A.S.		407,759	913,950
Ford Otomotiv Sanayi A/S		18,668	223,614
Haci Omer Sabanci Holding A/S		248,445	428,240
Koc Holding A/S		204,926	578,727
Petkim Petrokimya Holding A/S		201,810	181,918
TAV Havalimanlari Holding A/S		59,615	351,239
Tofas Turk Otomobil Fabrikasi A/S		33,412	156,020
Tupras Turkiye Petrol Rafinerileri A/S		33,133	723,807
Turk Hava Yollari AO (b)		149,951	526,069
Turk Sise ve Cam Fabrikalari A/S		197,616	200,605
Turkcell Iletisim Hizmet A/S		292,486	768,403
Turkiye Garanti Bankasi A/S		608,115	877,819
Turkiye Halk Bankasi A/S		173,612	244,266
Turkiye Is Bankasi A/S Series C		418,549	431,678
Turkiye Vakiflar Bankasi TAO		185,286	154,985
Ulker Biskuvi Sanayi A/S (b)		39,964	141,827
Yapi ve Kredi Bankasi A/S (b)		389,789	167,770

TOTAL TURKEY			10,111,844

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC (b)		545,467	1,051,388
Aldar Properties PJSC		1,111,485	614,272
Damac Properties Dubai Co. PJSC (b)		465,565	295,323
DP World Ltd.		47,199	1,085,577
Dubai Investments Ltd. (b)		626,451	344,508
Dubai Islamic Bank Pakistan Ltd.		424,828	581,758
Emaar Development PJSC (b)		199,060	276,386
Emaar Malls Group PJSC (b)		497,176	276,122
Emaar Properties PJSC		976,917	1,404,277
Emirates Telecommunications Corp.		481,609	2,274,864
National Bank of Abu Dhabi PJSC		386,294	1,430,271

TOTAL UNITED ARAB EMIRATES			9,634,746

United Kingdom - 11.0%
3i Group PLC		264,213	3,286,208
Admiral Group PLC		56,474	1,468,415
Anglo American PLC (United Kingdom)		290,548	6,608,185
Antofagasta PLC		111,799	1,471,820
Ashtead Group PLC		136,706	4,200,537
Associated British Foods PLC		99,232	3,197,563
AstraZeneca PLC (United Kingdom)		348,652	26,837,933
Auto Trader Group PLC (d)		268,374	1,496,952
Aviva PLC		1,103,061	7,229,158
Babcock International Group PLC		66,411	622,901
BAE Systems PLC		874,600	7,486,869
Barclays PLC		4,697,031	11,948,339
Barratt Developments PLC		276,758	1,939,802
Berkeley Group Holdings PLC		35,307	1,729,954
BHP Billiton PLC		581,885	13,391,348
BP PLC		5,481,666	41,197,153
British American Tobacco PLC (United Kingdom)		631,356	34,707,103
British Land Co. PLC		259,572	2,249,310
BT Group PLC		2,320,262	7,097,884
Bunzl PLC		93,850	2,790,091
Burberry Group PLC		116,334	3,217,267
Carnival PLC		50,484	2,930,470
Centrica PLC		1,516,469	2,960,782
Coca-Cola European Partners PLC		59,196	2,441,243
Compass Group PLC		435,123	9,363,524
ConvaTec Group PLC (d)		360,749	1,036,967
Croda International PLC		36,351	2,452,423
Diageo PLC		676,354	24,813,738
Direct Line Insurance Group PLC		387,786	1,750,411
easyJet PLC		41,296	877,548
Fresnillo PLC		57,342	781,995
G4S PLC (United Kingdom)		435,643	1,578,177
GlaxoSmithKline PLC		1,365,097	28,353,408
Hammerson PLC		223,408	1,530,096
Hargreaves Lansdown PLC		79,523	2,166,885
HSBC Holdings PLC (United Kingdom)		5,501,956	52,688,412
Imperial Tobacco Group PLC		262,875	10,081,969
Informa PLC		346,322	3,588,336
InterContinental Hotel Group PLC		50,305	3,107,930
Intertek Group PLC		43,994	3,395,366
Investec PLC		189,386	1,371,657
ITV PLC (b)		982,482	2,125,834
J Sainsbury PLC		482,943	2,072,810
John Wood Group PLC		186,713	1,592,466
Johnson Matthey PLC		53,464	2,638,549
Kingfisher PLC		584,313	2,271,694
Land Securities Group PLC		202,173	2,501,835
Legal & General Group PLC		1,635,820	5,640,420
Lloyds Banking Group PLC		19,785,834	16,218,020
London Stock Exchange Group PLC		85,711	4,946,624
Marks & Spencer Group PLC		450,880	1,822,752
Mediclinic International PLC:
(London)		49,407	332,028
(South Africa)		47,912	322,021
Meggitt PLC		216,096	1,617,297
Melrose Industries PLC		1,336,678	3,787,872
Merlin Entertainments PLC (d)		187,477	969,035
Micro Focus International PLC		120,941	1,973,448
Mondi PLC		102,713	2,827,090
National Grid PLC		924,853	9,872,777
Next PLC		40,186	3,131,011
NMC Health PLC		28,874	1,438,630
Pearson PLC		207,233	2,510,026
Pearson PLC sponsored ADR (a)		4,952	59,771
Persimmon PLC		83,834	2,731,101
Prudential PLC		711,570	16,788,455
Reckitt Benckiser Group PLC		184,062	16,409,248
RELX PLC		291,272	6,355,888
Rio Tinto PLC		330,808	18,161,667
Rolls-Royce Holdings PLC		458,057	5,955,445
Royal Bank of Scotland Group PLC (b)		1,317,525	4,406,019
Royal Dutch Shell PLC:
Class A		75,363	2,581,388
Class A (United Kingdom)		1,190,057	40,779,555
Class B (United Kingdom)		1,031,245	36,121,644
Royal Mail PLC		250,736	1,543,166
RSA Insurance Group PLC		285,331	2,412,601
Sage Group PLC		295,308	2,410,913
Schroders PLC		34,832	1,423,224
Scottish & Southern Energy PLC		278,637	4,565,864
Segro PLC		277,452	2,421,728
Severn Trent PLC		66,791	1,695,909
SKY PLC		283,936	5,677,783
Smith & Nephew PLC		241,131	4,174,959
Smiths Group PLC		109,745	2,324,899
St. James's Place Capital PLC		146,559	2,318,972
Standard Chartered PLC (United Kingdom)		772,022	6,971,624
Standard Life PLC		747,553	3,064,290
Taylor Wimpey PLC		919,894	2,112,358
Tesco PLC		2,675,005	9,135,163
The Weir Group PLC		65,148	1,666,162
Travis Perkins PLC		71,398	1,120,813
Unilever PLC		339,386	19,387,415
United Utilities Group PLC		190,800	1,801,125
Vodafone Group PLC		7,342,358	17,937,101
Whitbread PLC		49,735	2,555,699
WM Morrison Supermarkets PLC		613,983	2,105,773

TOTAL UNITED KINGDOM			661,236,090

United States of America - 0.1%
Southern Copper Corp. (a)		24,172	1,193,130
Yum China Holdings, Inc.		102,025	3,681,062

TOTAL UNITED STATES OF AMERICA			4,874,192

TOTAL COMMON STOCKS
(Cost $5,082,278,873)			5,824,561,438

Nonconvertible Preferred Stocks - 1.3%
Brazil - 0.6%
Ambev SA sponsored ADR		39,361	202,316
Banco Bradesco SA:
(PN)		901,123	7,329,892
(PN) sponsored ADR		28,180	227,698
Brasil Foods SA sponsored ADR (b)		5,717	34,702
Braskem SA (PN-A)		46,600	679,265
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)		61,800	317,455
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)		41,501	919,406
Companhia Energetica de Minas Gerais (CEMIG) (PN)		247,765	543,284
Gerdau SA		293,950	1,306,340
Itau Unibanco Holding SA		850,574	10,197,914
Itau Unibanco Holding SA sponsored ADR		41,228	494,324
Itausa-Investimentos Itau SA (PN)		1,232,107	3,420,605
Lojas Americanas SA (PN)		197,837	956,162
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)		990,540	5,204,340
(PN) sponsored ADR (non-vtg.)		35,440	370,702
sponsored ADR		6,520	76,480
Telefonica Brasil SA		124,240	1,359,149

TOTAL BRAZIL			33,640,034

Chile - 0.0%
Embotelladora Andina SA Class B		72,014	294,721
Sociedad Quimica y Minera de Chile SA (PN-B)		33,683	1,621,603

TOTAL CHILE			1,916,324

Colombia - 0.0%
Bancolombia SA (PN)		126,692	1,455,172
Grupo Aval Acciones y Valores SA		1,043,585	413,390
Grupo de Inversiones Suramerica SA		26,564	319,632

TOTAL COLOMBIA			2,188,194

France - 0.1%
Air Liquide SA (b)		36,543	4,672,174
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)		14,512	1,201,448
Fuchs Petrolub AG		18,121	1,023,043
Henkel AG & Co. KGaA		48,800	6,120,144
Porsche Automobil Holding SE (Germany)		42,267	2,858,950
Sartorius AG (non-vtg.)		9,864	1,603,291
Volkswagen AG		51,357	9,141,467

TOTAL GERMANY			21,948,343

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)		1,666,717	1,110,916
Korea (South) - 0.2%
AMOREPACIFIC Corp.		2,690	345,470
Hyundai Motor Co.		6,902	507,049
Hyundai Motor Co. Series 2		9,503	748,483
LG Chemical Ltd.		2,748	533,079
LG Household & Health Care Ltd.		614	366,700
Samsung Electronics Co. Ltd.		237,838	8,170,228

TOTAL KOREA (SOUTH)			10,671,009

Russia - 0.0%
AK Transneft OAO		131	340,953
Surgutneftegas OJSC		1,872,917	1,035,784

TOTAL RUSSIA			1,376,737

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $74,462,639)			77,523,731
		Principal Amount(e)	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $46,681)	INR	233,068	46,910

U.S. Government and Government Agency Obligations - 0.2%
U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.9% to 2.07% 9/27/18 to 1/3/19 (f)
(Cost $12,897,166)		13,000,000	12,894,336
		Shares	Value

Money Market Funds - 3.2%
Fidelity Cash Central Fund, 1.96% (g)		99,877,577	$99,897,553
Fidelity Securities Lending Cash Central Fund 1.97% (g)(h)		90,397,839	90,406,879
TOTAL MONEY MARKET FUNDS
(Cost $190,304,430)			190,304,432
TOTAL INVESTMENT IN SECURITIES - 101.6%
(Cost $5,359,989,789)			6,105,330,847
NET OTHER ASSETS (LIABILITIES) - (1.6)%			(94,629,196)
NET ASSETS - 100%			$6,010,701,651

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	744	Sept. 2018	$74,559,960	$1,931,281	$1,931,281
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	495	Sept. 2018	27,133,425	966,898	966,898
TME S&P/TSX 60 Index Contracts (Canada)	48	Sept. 2018	7,225,553	145,422	145,422
TOTAL FUTURES CONTRACTS					$3,043,601

The notional amount of futures purchased as a percentage of Net Assets is 1.8%

Currency Abbreviations

INR – Indian rupee

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $36,267,502 or 0.6% of net assets.

 (e) Amount is stated in United States dollars unless otherwise noted.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,279,833.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,804,410
Fidelity Securities Lending Cash Central Fund	558,429
Total	$2,362,839

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$652,579,824	$424,699,779	$227,796,838	$83,207
Consumer Staples	566,744,567	272,909,331	293,811,317	23,919
Energy	438,488,873	226,679,577	211,809,296	--
Financials	1,314,296,512	854,969,556	459,326,952	4
Health Care	488,038,795	166,746,299	321,292,496	--
Industrials	686,914,718	424,716,912	262,197,806	--
Information Technology	690,558,584	389,110,668	301,447,914	2
Materials	482,105,504	317,971,482	164,134,022	--
Real Estate	186,143,323	163,648,786	22,494,537	--
Telecommunication Services	221,898,144	78,701,344	143,196,800	--
Utilities	174,316,325	128,805,930	45,510,395	--
Corporate Bonds	46,910	--	46,910	--
U.S. Government and Government Agency Obligations	12,894,336	--	12,894,336	--
Money Market Funds	190,304,432	190,304,432	--	--
Total Investments in Securities:	$6,105,330,847	$3,639,264,096	$2,465,959,619	$107,132
Derivative Instruments:
Assets
Futures Contracts	$3,043,601	$3,043,601	$--	$--
Total Assets	$3,043,601	$3,043,601	$--	$--
Total Derivative Instruments:	$3,043,601	$3,043,601	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$166,562,674
Level 2 to Level 1	$254,464,398

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Emerging Markets Index Fund

July 31, 2018

EMX-QTLY-0918
1.929352.106

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value
Bermuda - 1.0%
Alibaba Health Information Technology Ltd. (a)(b)	1,054,000	$1,079,641
Alibaba Pictures Group Ltd. (a)	4,080,000	483,422
Beijing Enterprises Water Group Ltd.	1,702,000	928,082
Brilliance China Automotive Holdings Ltd.	928,000	1,210,684
China Gas Holdings Ltd.	531,400	2,152,938
China Resource Gas Group Ltd.	272,000	1,289,124
Cosco Shipping Ports Ltd.	489,823	459,928
Credicorp Ltd.	6,502	1,485,252
Credicorp Ltd. (United States)	14,316	3,275,071
GOME Electrical Appliances Holdings Ltd. (a)(b)	3,089,802	326,732
Haier Electronics Group Co. Ltd.	388,000	1,132,010
Hanergy Thin Film Power Group Ltd. (a)(c)	1,618,000	2
HengTen Networks Group Ltd. (a)	6,472,000	206,140
Kunlun Energy Co. Ltd.	990,000	855,161
Luye Pharma Group Ltd. (b)	331,000	321,763
Nine Dragons Paper (Holdings) Ltd.	475,000	587,014
Shenzhen International Holdings Ltd.	267,500	492,805
Sihuan Pharmaceutical Holdings Group Ltd.	1,095,000	235,767
Skyworth Digital Holdings Ltd.	532,000	208,081

TOTAL BERMUDA		16,729,617

Brazil - 4.1%
Ambev SA	1,441,300	7,453,610
Atacadao Distribuicao Comercio e Industria Ltda	115,700	482,122
Banco Bradesco SA	315,615	2,344,429
Banco do Brasil SA	263,300	2,279,927
Banco Santander SA (Brasil) unit	126,200	1,226,594
BB Seguridade Participacoes SA	214,600	1,400,249
BM&F BOVESPA SA	630,614	3,997,098
BR Malls Participacoes SA	259,495	687,921
Brasil Foods SA (a)	161,900	977,016
CCR SA	373,700	1,048,427
Centrais Eletricas Brasileiras SA (Electrobras) (a)	66,900	307,826
Cielo SA	374,514	1,431,880
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	105,100	700,051
Companhia Siderurgica Nacional SA (CSN) (a)	181,800	444,655
Cosan SA Industria e Comercio	47,700	468,574
Drogasil SA (a)	71,000	1,406,645
EDP Energias do Brasil SA	88,257	320,973
Embraer SA	205,000	1,051,408
ENGIE Brasil Energia SA	47,600	474,186
Equatorial Energia SA	52,400	855,114
Fibria Celulose SA	76,000	1,498,415
Hypermarcas SA	107,600	795,540
IRB Brasil Resseguros SA	32,000	455,279
Itausa-Investimentos Itau SA	12	35
JBS SA	293,900	706,306
Klabin SA unit	215,600	1,160,344
Kroton Educacional SA	427,548	1,287,212
Localiza Rent A Car SA	154,852	979,867
Lojas Renner SA	219,390	1,805,015
M. Dias Branco SA	29,900	305,668
Magazine Luiza SA	23,400	824,577
Multiplan Empreendimentos Imobiliarios SA	81,558	436,332
Natura Cosmeticos SA	56,500	438,055
Odontoprev SA	79,000	280,572
Petrobras Distribuidora SA	107,800	559,780
Petroleo Brasileiro SA - Petrobras (ON)	904,500	5,287,275
Porto Seguro SA (a)	28,500	376,629
Rumo SA (a)	336,500	1,331,368
Sul America SA unit	60,074	353,245
Suzano Papel e Celulose SA	135,300	1,605,951
TIM Participacoes SA (a)	261,600	864,263
Ultrapar Participacoes SA	111,200	1,204,348
Vale SA	968,784	14,155,041
Weg SA	257,932	1,272,033

TOTAL BRAZIL		67,341,855

British Virgin Islands - 0.0%
Tianhe Chemicals Group Ltd. (a)(c)(d)	376,000	28,024
Cayman Islands - 16.3%
3SBio, Inc. (d)	391,000	833,902
51job, Inc. sponsored ADR (a)(b)	7,647	701,765
58.com, Inc. ADR (a)	28,301	1,903,525
AAC Technology Holdings, Inc.	224,500	2,860,219
Agile Property Holdings Ltd.	484,000	743,662
Airtac International Group	33,000	359,880
Alibaba Group Holding Ltd. sponsored ADR (a)(b)	353,240	66,137,125
Anta Sports Products Ltd.	329,000	1,676,636
Autohome, Inc. ADR Class A (b)	18,083	1,749,530
Baidu.com, Inc. sponsored ADR (a)	84,375	20,855,813
Car, Inc. (a)	219,000	217,073
Chailease Holding Co. Ltd.	358,020	1,170,727
China Conch Venture Holdings Ltd.	498,000	1,874,864
China First Capital Group Ltd. (a)	968,000	628,968
China Huishan Dairy Holdings Co. Ltd. (a)(c)	888,000	23,758
China Literature Ltd. (a)(d)	52,800	441,623
China Medical System Holdings Ltd.	422,000	721,519
China Mengniu Dairy Co. Ltd.	841,000	2,603,665
China Resources Cement Holdings Ltd.	750,000	854,244
China Resources Land Ltd.	850,744	3,110,740
China State Construction International Holdings Ltd.	587,000	699,250
China Zhongwang Holdings Ltd.	472,800	231,309
Chong Sing Holdings Fintech Group (a)(b)	4,904,000	374,873
CIFI Holdings Group Co. Ltd.	1,058,000	687,446
Country Garden Holdings Co. Ltd.	2,328,737	3,607,754
Ctrip.com International Ltd. ADR (a)	120,097	4,941,992
Dali Foods Group Co. Ltd. (d)	593,000	497,123
ENN Energy Holdings Ltd.	232,000	2,360,184
Evergrande Real Estate Group Ltd. (a)(b)	807,000	2,225,945
Fang Holdings Ltd. ADR (a)(b)	60,859	197,183
Fullshare Holdings Ltd. (b)	2,117,500	933,431
Future Land Development Holding Ltd.	512,000	459,877
GCL-Poly Energy Holdings Ltd. (a)(b)	3,755,000	330,097
Geely Automobile Holdings Ltd.	1,509,000	3,441,321
General Interface Solution Holding Ltd.	49,000	332,478
Genscript Biotech Corp. (a)	228,000	557,724
Greentown China Holdings Ltd.	250,000	294,303
Haitian International Holdings Ltd.	184,000	433,683
Hengan International Group Co. Ltd.	221,500	1,971,165
Huazhu Group Ltd. ADR	40,171	1,607,242
JD.com, Inc. sponsored ADR (a)	220,752	7,916,167
Jiayuan International Group Ltd.	287,818	558,838
Kaisa Group Holdings Ltd.	609,000	245,957
Kingboard Chemical Holdings Ltd.	214,000	745,683
Kingboard Laminates Holdings Ltd.	311,000	371,660
Kingdee International Software Group Co. Ltd.	606,000	670,927
Kingsoft Corp. Ltd.	255,000	617,272
KWG Property Holding Ltd.	364,500	414,234
Lee & Man Paper Manufacturing Ltd.	456,000	443,274
Lijun International Pharmaceutical Holding Ltd.	436,000	416,611
Logan Property Holdings Co. Ltd.	396,000	495,438
Longfor Properties Co. Ltd.	455,000	1,278,212
Meitu, Inc. (a)(d)	494,500	381,158
Momo, Inc. ADR (a)	35,756	1,466,711
NetEase, Inc. ADR	24,231	6,251,598
New Oriental Education & Technology Group, Inc. sponsored ADR	43,535	3,745,751
Nexteer Auto Group Ltd.	253,000	359,723
Noah Holdings Ltd. sponsored ADR (a)(b)	8,277	422,624
Semiconductor Manufacturing International Corp. (a)(b)	906,200	1,098,964
Shenzhou International Group Holdings Ltd.	230,000	2,820,405
Shimao Property Holdings Ltd.	365,000	1,034,679
Shui On Land Ltd.	1,041,500	242,825
SINA Corp. (a)	19,755	1,589,882
Sino Biopharmaceutical Ltd.	2,042,000	2,788,903
SOHO China Ltd.	586,000	275,491
Sunac China Holdings Ltd.	741,000	2,407,361
Sunny Optical Technology Group Co. Ltd.	218,000	3,596,741
TAL Education Group ADR (a)	101,167	3,236,332
Tencent Holdings Ltd.	1,741,200	79,249,658
Tingyi (Cayman Islands) Holding Corp.	602,000	1,391,287
Towngas China Co. Ltd.	278,506	276,766
Uni-President China Holdings Ltd.	375,000	433,333
Vipshop Holdings Ltd. ADR (a)	131,842	1,272,275
Want Want China Holdings Ltd.	1,529,000	1,264,256
Weibo Corp. sponsored ADR (a)(b)	14,245	1,178,774
Wuxi Biologics (Cayman), Inc. (a)	149,500	1,519,942
Xinyi Solar Holdings Ltd.	856,000	255,195
Yuzhou Properties Co.	480,000	270,300
YY, Inc. ADR (a)	14,145	1,318,738
Zhen Ding Technology Holding Ltd.	129,000	303,718
Zhongsheng Group Holdings Ltd. Class H	163,500	372,450

TOTAL CAYMAN ISLANDS		270,653,731

Chile - 1.0%
Aguas Andinas SA	767,030	447,413
Banco de Chile	7,677,257	1,200,081
Banco de Credito e Inversiones	13,466	933,073
Banco Santander Chile	20,197,254	1,659,181
Cencosud SA	446,541	1,224,628
Colbun SA	2,457,076	547,091
Compania Cervecerias Unidas SA	43,527	591,740
Compania de Petroleos de Chile SA (COPEC)	118,839	1,909,452
CorpBanca SA	45,037,784	475,981
Empresa Nacional de Telecomunicaciones SA (ENTEL)	44,353	418,636
Empresas CMPC SA	382,005	1,548,038
Enel Chile SA	8,603,120	911,648
Enersis SA	8,816,699	1,557,502
LATAM Airlines Group SA	89,353	1,012,068
LATAM Airlines Group SA sponsored ADR	6,995	79,603
S.A.C.I. Falabella	223,677	2,082,957
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR (b)	1,980	95,575

TOTAL CHILE		16,694,667

China - 10.0%
Agricultural Bank of China Ltd. (H Shares)	9,074,000	4,393,041
Air China Ltd. (H Shares)	544,000	500,402
Aisino Co. Ltd. Class A	4,500	17,960
Aluminum Corp. of China Ltd. (H Shares) (a)	1,144,000	520,328
Angang Steel Co. Ltd. (H Shares)	320,000	339,200
Anhui Conch Cement Co. Ltd. (H Shares)	386,000	2,471,191
Anxin Trust Co. Ltd. Class A	11,000	12,158
AVIC Aircraft Co. Ltd. Class A	4,800	11,766
AVIC Aviation Engine Corp. PLC Class A	3,600	12,592
AVIC Capital Co. Ltd. Class A	20,600	14,816
AviChina Industry & Technology Co. Ltd. (H Shares)	609,000	373,979
Baic Motor Corp. Ltd. (d)	510,000	423,644
Bank Communications Co. Ltd. (H Shares)	2,746,000	1,980,158
Bank of Beijing Co. Ltd. Class A	110,480	96,490
Bank of China Ltd. (H Shares)	24,347,000	11,501,923
Bank of Guiyang Co. Ltd. Class A	5,200	9,465
Bank of Hangzhou Co. Ltd. Class A	54,920	65,539
Bank of Jiangsu Co. Ltd. Class A	91,600	86,320
Bank of Nanjing Co. Ltd. Class A	49,300	55,938
Bank of Ningbo Co. Ltd. Class A	10,200	26,096
Bank of Shanghai Co. Ltd. Class A	59,806	99,198
Baoshan Iron & Steel Co. Ltd.	37,700	48,089
BBMG Corp. (H Shares)	702,000	276,362
Beijing Capital Co. Ltd. Class A	12,100	7,531
Beijing Capital International Airport Co. Ltd. (H Shares)	492,000	559,130
Beijing Dabeinong Technology Group Co. Ltd. Class A	10,900	6,640
Beijing Shiji Information Technology Co. Ltd. Class A	2,300	11,030
Beijing Tongrentang Co. Ltd. Class A	3,200	15,876
BOE Technology Group Co. Ltd. Class A	70,800	39,075
BYD Co. Ltd. (H Shares) (b)	201,000	1,137,004
CGN Power Co. Ltd. (H Shares) (d)	3,212,000	851,181
Changjiang Securities Co. Ltd. Class A	18,900	14,842
China Avionics Systems Co. Ltd. Class A	1,600	3,403
China Cinda Asset Management Co. Ltd. (H Shares)	2,549,000	714,456
China CITIC Bank Corp. Ltd. (H Shares)	2,736,000	1,753,343
China Coal Energy Co. Ltd. (H Shares)	578,000	242,274
China Communications Construction Co. Ltd. (H Shares)	1,367,000	1,509,978
China Communications Services Corp. Ltd. (H Shares)	690,000	436,906
China Construction Bank Corp. (H Shares)	29,378,000	26,859,814
China Cosco Holdings Co. Ltd. (H Shares) (a)	780,500	326,159
China Eastern Airlines Corp. Ltd. (H Shares)	438,000	272,876
China Everbright Bank Co. Ltd. (H Shares)	830,000	363,764
China Film Co. Ltd. Class A	7,500	16,656
China Fortune Land Development Co. Ltd. Class A	5,700	21,996
China Galaxy Securities Co. Ltd. (H Shares)	1,016,000	525,536
China Gezhouba Group Co. Ltd. Class A	10,900	12,512
China Grand Automotive Services Co. Ltd. Class A	8,100	7,431
China Huarong Asset Management Co. Ltd. (d)	3,085,000	786,082
China International Capital Corp. Ltd. Class H	300,000	516,750
China International Marine Containers (Group) Ltd. (H Shares)	127,000	146,108
China International Travel Service Corp. Ltd. (A Shares)	4,200	43,296
China Life Insurance Co. Ltd. (H Shares)	2,279,000	5,726,831
China Merchants Bank Co. Ltd. (H Shares)	1,245,846	4,864,943
China Merchants Securities Co. Ltd. Class A (a)	35,500	70,242
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	13,000	36,294
China Minsheng Banking Corp. Ltd. (H Shares)	1,978,040	1,464,179
China Molybdenum Co. Ltd. (H Shares)	1,188,000	605,424
China National Building Materials Co. Ltd. (H Shares)	1,186,000	1,285,870
China National Chemical Engineering Co. Ltd. Class A	13,400	13,886
China National Nuclear Power Co. Ltd. Class A	75,700	63,781
China Northern Rare Earth Group High-Tech Co. Ltd.	8,900	14,514
China Nuclear Engineering Corp. Ltd. Class A	6,601	7,829
China Oilfield Services Ltd. (H Shares)	526,000	482,504
China Pacific Insurance (Group) Co. Ltd. (H Shares)	827,000	3,224,110
China Petroleum & Chemical Corp. (H Shares)	7,845,000	7,540,951
China Railway Construction Corp. Ltd. (H Shares)	639,500	771,567
China Railway Group Ltd. (H Shares)	1,159,000	1,005,573
China Railway Signal & Communications Corp. (d)	425,000	301,056
China Reinsurance Group Corp.	1,661,000	347,053
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd.	2,700	10,047
China Shenhua Energy Co. Ltd. (H Shares)	1,038,000	2,340,742
China Shipbuilding Industry Group Power Co. Ltd.	2,300	6,121
China Shipping Container Lines Co. Ltd. (H Shares) (a)	1,148,000	182,825
China Shipping Development Co. Ltd. (H Shares)	360,000	156,401
China South Publishing & Media Group Co. Ltd. Class A	8,200	15,118
China Southern Airlines Ltd. (H Shares)	562,000	395,954
China Spacesat Co. Ltd. Class A	1,500	4,252
China State Construction Engineering Corp. Ltd. Class A	96,180	81,883
China Telecom Corp. Ltd. (H Shares)	4,234,000	2,001,279
China Vanke Co. Ltd. (H Shares)	408,900	1,304,992
China Yangtze Power Co. Ltd. Class A	41,400	102,335
Chinese Universe Publishing and Media Co. Ltd. Class A	5,700	10,391
Chongqing Changan Automobile Co. Ltd. (B Shares)	566,800	494,656
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	720,000	439,391
CITIC Guoan Information Industry Co. Ltd. Class A	12,500	8,991
CITIC Securities Co. Ltd. (H Shares)	731,500	1,459,449
CRRC Corp. Ltd. (H Shares)	1,334,600	1,169,829
Daqin Railway Co. Ltd. (A Shares)	32,900	43,221
Datang International Power Generation Co. Ltd. (H Shares)	840,000	242,934
DHC Software Co. Ltd. Class A	7,700	10,297
Dong E-E-Jiao Co. Ltd. Class A	1,400	10,766
Dongfeng Motor Group Co. Ltd. (H Shares)	830,000	832,215
Dongxing Securities Co. Ltd. Class A	5,800	10,667
Dr. Peng Telcom & Media Group Ltd. Class A	3,400	5,754
Everbright Securities Co. Ltd. Class A	9,900	15,898
Fangda Carbon New Material Co. Ltd.	3,800	14,140
Financial Street Holdings Co. Ltd. Class A	68,100	74,770
First Capital Securities Co. Ltd. Class A (a)	9,500	8,492
Focus Media Information Technology Co. Ltd. Class A	24,720	38,462
Foshan Haitian Flavouring & Food Co. Ltd. Class A	4,800	49,869
Founder Securities Co. Ltd. Class A	22,500	22,425
Future Land Holdings Co. Ltd. Class A	4,300	18,209
Fuyao Glass Industries Group Co. Ltd.	148,800	539,347
GDS Holdings Ltd. ADR (a)(b)	18,005	393,049
Gemdale Corp. Class A	7,200	9,681
GF Securities Co. Ltd. (H Shares)	433,000	605,722
Giant Network Group Co. Ltd. Class A	3,200	9,822
GoerTek, Inc. Class A	6,600	9,320
Great Wall Motor Co. Ltd. (H Shares)	887,000	636,231
Gree Electric Appliances, Inc. of Zhuhai Class A	6,600	42,791
Greenland Holdings Corp. Ltd. Class A	69,933	66,313
Guangshen Railway Co. Ltd. Class A	15,900	10,082
Guangzhou Automobile Group Co. Ltd. (H Shares)	910,000	853,301
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	3,300	17,656
Guangzhou Haige Communications Group Class A	5,800	7,620
Guangzhou R&F Properties Co. Ltd. (H Shares)	276,400	496,524
Guosen Securities Co. Ltd. Class A	9,400	12,487
Guotai Junan Securities Co. Ltd. Class H (b)	187,800	389,523
Guoyuan Securities Co. Ltd. Class A	9,100	9,404
Haitong Securities Co. Ltd. (H Shares)	1,028,800	1,038,100
Han's Laser Technology Industry Group Co. Ltd.	2,500	17,684
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	20,700	105,069
Hangzhou Robam Appliances Co. Ltd. Class A	2,300	9,716
Heilan Home Co. Ltd. Class A	4,800	8,180
Henan Shuanghui Investment & Development Co. Ltd. Class A	5,800	21,480
Hengtong Optic-electric Co. Ltd. Class A	4,480	14,822
Hesteel Co. Ltd. Class A	32,300	13,892
Huaan Securities Co. Ltd. Class A	10,900	9,040
Huadian Power International Corp. Ltd. (H Shares)	490,000	229,735
Huadong Medicine Co. Ltd. Class A	3,300	22,427
Huaneng Power International, Inc. (H Shares)	1,314,000	986,038
Huaneng Renewables Corp. Ltd. (H Shares)	1,374,000	511,155
Huatai Securities Co. Ltd. (H Shares) (d)	524,800	825,072
Huaxia Bank Co. Ltd. Class A	89,600	100,086
Huayu Automotive Systems Co. Ltd. Class A	6,000	20,538
Hubei Biocause Pharmaceutical Co. Ltd. Class A	9,700	9,540
Hubei Energy Group Co. Ltd. Class A	97,700	61,666
Hundsun Technologies, Inc. Class A	1,500	11,264
iFlytek Co. Ltd.	4,800	22,130
Industrial & Commercial Bank of China Ltd. (H Shares)	21,326,000	15,785,867
Industrial Bank Co. Ltd. Class A	69,600	157,841
Industrial Securities Co. Ltd. Class A	89,600	63,787
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	12,700	49,289
Inner Mongolia Baotou Steel Union Co. Ltd. Class A	84,200	20,640
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	476,100	626,548
Jiangsu Expressway Co. Ltd. (H Shares)	362,000	439,987
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	9,900	100,080
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	3,300	62,171
Jiangxi Copper Co. Ltd. (H Shares)	372,000	469,203
Jiangxi Ganfeng Lithium Co. Ltd.	1,700	9,195
Jihua Group Corp. Ltd. Class A (a)	9,200	5,955
Jinduicheng Molybdenum Co. Ltd. Class A	8,900	8,844
Jinke Properties Group Co. Ltd. Class A	4,000	2,977
Jointown Pharmaceutical Group Class A	4,400	10,463
Kangmei Pharmaceutical Co. Ltd. Class A	11,100	34,786
Kweichow Moutai Co. Ltd. (A Shares)	3,100	330,554
Legend Holdings Corp. (d)	96,100	286,498
LONGi Green Energy Technology Co. Ltd.	3,900	8,970
Luxshare Precision Industry Co. Ltd. Class A	8,450	22,388
Luzhou Laojiao Co. Ltd. Class A	3,400	27,414
Maanshan Iron & Steel Co. Ltd. Class A (a)	12,400	7,681
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	6,600	18,978
Metallurgical Corp. China Ltd. (H Shares)	896,000	262,554
Midea Group Co. Ltd. Class A	15,200	106,224
Muyuan Foodstuff Co. Ltd. Class A	3,600	14,120
New China Life Insurance Co. Ltd. (H Shares)	262,800	1,208,692
Ningbo Zhoushan Port Co. Ltd. Class A	36,800	23,281
O-film Tech Co. Ltd. Class A	5,900	14,428
Offshore Oil Enginering Co. Ltd. Class A	11,500	8,997
Orient Securities Co. Ltd. Class A	11,800	15,814
People's Insurance Co. of China Group (H Shares)	2,273,000	1,013,562
Perfect World Co. Ltd. Class A	2,400	9,903
PetroChina Co. Ltd. (H Shares)	6,484,000	4,937,866
PICC Property & Casualty Co. Ltd. (H Shares)	2,107,840	2,376,642
Ping An Bank Co. Ltd. Class A	35,700	49,363
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	1,617,500	15,002,325
Poly Real Estate Group Co. Ltd. Class A	23,900	42,554
Postal Savings Bank of China Co. Ltd.	797,000	534,105
Power Construction Corp. of China Ltd. Class A	28,000	23,304
Qingdao Haier Co. Ltd.	13,500	34,143
Qinghai Salt Lake Potash Co. Ltd. Class A (a)	5,700	7,438
Risesun Real Estate Development Co. Ltd. Class A	7,300	8,797
Rongsheng Petrochemical Co. Ltd. Class A	5,700	9,747
SAIC Motor Corp. Ltd.	21,800	102,013
Sanan Optoelectronics Co. Ltd. Class A	8,800	24,452
Sany Heavy Industry Co. Ltd. Class A	16,000	21,724
SDIC Capital Co. Ltd.	5,500	7,694
SDIC Power Holdings Co. Ltd. Class A	10,600	12,152
Shaanxi Coal Industry Co. Ltd. Class A	12,900	14,410
Shandong Buchang Pharmaceuticals Co. Ltd. Class A	1,700	10,493
Shandong Gold Mining Co. Ltd. Class A	3,900	14,002
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	548,000	418,904
Shanghai 2345 Network Holding Group Co. Ltd. Class A	9,750	6,426
Shanghai Construction Group Co. Ltd. Class A	50,200	23,653
Shanghai Electric Group Co. Ltd. (H Shares)	812,000	272,079
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)	156,000	744,319
Shanghai International Airport Co. Ltd. (A Shares)	2,600	23,001
Shanghai International Port Group Co. Ltd. Class A	60,500	53,816
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	382,125	531,918
Shanghai Pharma Holding Co. Ltd. (H Shares)	276,600	732,991
Shanghai Pudong Development Bank Co. Ltd.	89,700	133,904
Shanghai Tunnel Engineering Co. Ltd.	18,600	17,364
Shanghai Zhangjiang High Ltd. Class A	1,700	2,755
Shanghaioriental Pearl Media Co. Ltd.	8,300	17,288
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	5,900	7,630
Shanxi Securities Co. Ltd. Class A	7,100	6,983
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A (a)	2,000	17,899
Shanxi Xishan Coal & Electricity Power Co. Ltd. Class A	6,400	6,444
Shenergy Co. Ltd. Class A	82,700	64,216
Shenwan Hongyuan Group Co. Ltd. Class A	122,100	79,576
Shenzhen Energy Group Co. Ltd. Class A	2,300	1,722
Shenzhen Overseas Chinese Town Co. Ltd. Class A	59,700	59,238
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	2,000	9,920
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	10,500	7,444
Shijiazhuang Baosh Electric Co. Ltd. Class A	11,300	10,085
Sichuan Chuantou Energy Co. Ltd. class A	43,800	56,898
Sichuan Kelun Pharmaceutical Co. Ltd.	2,900	12,523
Sichuan New Hope Agribusiness Co. Ltd. Class A	11,700	11,197
Sinolink Securities Co. Ltd. Class A	8,000	8,290
Sinopec Engineering Group Co. Ltd. (H Shares)	382,500	389,856
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	969,000	581,470
Sinopharm Group Co. Ltd. (H Shares)	364,800	1,543,035
Sinotrans Ltd. (H Shares)	600,000	277,486
Soochow Securities Co. Ltd. Class A	9,800	9,609
Southwest Securities Co. Ltd. Class A	20,200	11,475
Spring Airlines Co. Ltd. Class A	3,287	16,313
Suning.com Co. Ltd. Class A	20,100	38,974
Suzhou Gold Mantis Consolidated Co. Ltd.	7,800	12,251
Tasly Pharmaceutical Group Co. Ltd.	2,800	10,213
TBEA Co. Ltd. Class A	69,100	70,087
Tianma Microelectronics Co. Ltd. Class A	5,100	10,645
Tong Ren Tang Technologies Co. Ltd. (H Shares)	163,000	240,065
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	4,400	14,073
Tongling Nonferrous Metals Group Co. Ltd. Class A	42,400	13,692
Tongwei Co. Ltd. Class A	7,600	7,898
TravelSky Technology Ltd. (H Shares)	287,000	813,570
Tsingtao Brewery Co. Ltd. (H Shares)	108,000	577,216
Tus-Sound Environmental Resources Co. Ltd. Class A	3,200	8,135
Unisplendour Corp. Ltd. Class A	1,260	8,887
Wanxiang Qianchao Co. Ltd. Class A	3,800	3,754
Weichai Power Co. Ltd. (H Shares)	618,200	753,744
Weifu High-Technology Group Co. Ltd. Class A	800	2,513
Western Securities Co. Ltd. Class A	9,500	10,431
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co. Ltd. Class A	2,000	3,279
Wuliangye Yibin Co. Ltd. Class A	8,400	88,960
XCMG Construction Machinery Co. Ltd. Class A	17,500	10,891
Xiamen C&D, Inc. Class A	6,200	7,999
Xinhu Zhongbao Co. Ltd. Class A	14,800	7,994
Xinjiang Goldwind Science & Technology Co. Ltd. (H Shares)	187,400	238,516
Yanzhou Coal Mining Co. Ltd. (H Shares)	572,000	711,261
Yonghui Superstores Co. Ltd. Class A	20,700	23,214
Youngor Group Co. Ltd. Class A	5,500	5,869
Yunnan Baiyao Group Co. Ltd.	2,400	35,091
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	1,400	23,663
Zhaojin Mining Industry Co. Ltd. (H Shares)	308,000	248,392
Zhejiang Century Huatong Group Co. Ltd. Class A (c)	1,600	7,633
Zhejiang China Commodities City Group Co. Ltd. Class A	85,400	54,905
Zhejiang Chint Electric Co. Ltd. Class A	4,000	13,575
Zhejiang Dahua Technology Co. Ltd.	6,200	17,100
Zhejiang Expressway Co. Ltd. (H Shares)	416,000	352,980
Zhejiang Huayou Cobalt Co. Ltd. Class A	1,820	18,420
Zhejiang Longsheng Group Co. Ltd. Class A	8,400	14,401
Zhejiang Zheneng Electric Power Co. Ltd. Class A	59,900	44,314
Zhengzhou Yutong Bus Co. Ltd.	5,100	12,577
ZhongAn Online P & C Insurance Co. Ltd. Class H (b)(d)	47,600	218,016
Zhongjin Gold Co. Ltd. Class A	7,900	8,106
Zhuhai Wanlida Electric Co. Ltd. Class A	1,200	5,342
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	168,700	1,011,248
Zijin Mng Group Co. Ltd. (H Shares)	1,822,000	673,177
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A	23,600	14,480
ZTE Corp. (H Shares)	232,080	396,801

TOTAL CHINA		166,493,364

Colombia - 0.3%
Bancolombia SA	66,108	765,256
Bancolombia SA sponsored ADR	2,970	136,353
Cementos Argos SA	134,594	428,391
Ecopetrol SA	1,509,480	1,603,219
Grupo de Inversiones Suramerica SA (a)	69,899	872,982
Interconexion Electrica SA ESP	137,246	674,241
Inversiones Argos SA	85,047	570,805

TOTAL COLOMBIA		5,051,247

Czech Republic - 0.2%
Ceske Energeticke Zavody A/S	49,496	1,299,030
Komercni Banka A/S	22,618	981,943
MONETA Money Bank A/S (d)	151,385	519,136
Telefonica Czech Rep A/S	19,262	228,107

TOTAL CZECH REPUBLIC		3,028,216

Egypt - 0.1%
Commercial International Bank SAE	321,508	1,529,277
Commercial International Bank SAE sponsored GDR	2,831	12,952
Eastern Tobacco Co.	35,040	323,537
Elsewedy Electric Co.	22,050	231,112

TOTAL EGYPT		2,096,878

Greece - 0.3%
Alpha Bank AE (a)	427,155	932,555
EFG Eurobank Ergasias SA (a)	573,374	593,370
Ff Group (a)(c)	10,260	57,588
Greek Organization of Football Prognostics SA	68,371	763,119
Hellenic Telecommunications Organization SA	75,511	980,117
Jumbo SA	33,774	541,063
National Bank of Greece SA (a)	1,695,591	551,598
Piraeus Bank SA	81,521	257,382
Titan Cement Co. SA (Reg.)	13,384	324,750

TOTAL GREECE		5,001,542

Hong Kong - 3.4%
Beijing Enterprises Holdings Ltd.	154,500	750,941
BYD Electronic International Co. Ltd.	196,000	228,736
China Agri-Industries Holdings Ltd.	602,000	238,528
China Everbright International Ltd.	765,000	931,756
China Everbright Ltd.	270,000	476,771
China Jinmao Holdings Group Ltd.	1,620,000	778,107
China Merchants Holdings International Co. Ltd.	382,105	790,591
China Mobile Ltd.	1,874,500	16,933,135
China Overseas Land and Investment Ltd.	1,174,000	3,686,956
China Power International Development Ltd.	1,261,000	313,280
China Resources Beer Holdings Co. Ltd.	446,878	2,009,771
China Resources Pharmaceutical Group Ltd. (d)	485,000	705,652
China Resources Power Holdings Co. Ltd.	589,691	1,137,453
China Taiping Insurance Group Ltd.	495,177	1,693,900
China Travel International Investment HK Ltd.	632,000	253,636
China Unicom Ltd.	1,872,000	2,311,481
CITIC Pacific Ltd.	1,782,000	2,515,535
CNOOC Ltd.	5,165,000	8,653,173
CNOOC Ltd. sponsored ADR (b)	2,944	494,592
CSPC Pharmaceutical Group Ltd.	1,432,000	3,740,070
Far East Horizon Ltd.	671,000	646,290
Fosun International Ltd.	795,000	1,452,443
Guangdong Investment Ltd.	898,000	1,546,806
Lenovo Group Ltd.	2,214,000	1,227,015
MMG Ltd. (a)	696,000	424,744
Shanghai Industrial Holdings Ltd.	140,000	326,409
Shenzhen Investment Ltd.	902,000	325,219
Sino-Ocean Group Holding Ltd.	866,979	489,323
Sinotruk Hong Kong Ltd.	200,000	283,346
Sun Art Retail Group Ltd.	731,466	931,917
Winteam Pharmaceutical Group Ltd.	656,000	483,075
Yuexiu Property Co. Ltd.	1,946,000	369,413

TOTAL HONG KONG		57,150,064

Hungary - 0.3%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	113,512	1,114,024
OTP Bank PLC	68,777	2,587,621
Richter Gedeon PLC	43,422	785,180

TOTAL HUNGARY		4,486,825

India - 8.8%
Adani Ports & Special Economic Zone Ltd.	161,445	942,706
Ambuja Cements Ltd.	173,740	585,478
Ashok Leyland Ltd.	362,450	597,201
Asian Paints Ltd.	87,773	1,860,849
Aurobindo Pharma Ltd.	82,568	713,455
Avenue Supermarts Ltd. (a)(d)	38,347	926,971
Axis Bank Ltd.	548,849	4,412,598
Bajaj Auto Ltd.	25,675	1,012,617
Bajaj Finance Ltd.	52,887	2,084,193
Bajaj Finserv Ltd.	11,702	1,192,643
Bharat Forge Ltd.	65,199	610,134
Bharat Heavy Electricals Ltd.	252,181	272,772
Bharat Petroleum Corp. Ltd.	232,506	1,323,681
Bharti Airtel Ltd.	428,908	2,447,144
Bharti Infratel Ltd.	96,656	404,710
Bosch Ltd.	2,258	617,460
Britannia Industries Ltd.	8,770	838,082
Cadila Healthcare Ltd.	58,291	324,790
Cipla Ltd. (a)	107,031	1,002,693
Coal India Ltd.	208,877	796,637
Container Corp. of India Ltd.	48,504	474,200
Dabur India Ltd.	160,972	991,203
Dr. Reddy's Laboratories Ltd.	35,384	1,104,560
Eicher Motors Ltd.	4,111	1,669,294
GAIL India Ltd.	240,889	1,320,034
Glenmark Pharmaceuticals Ltd.	40,226	341,827
Godrej Consumer Products Ltd.	72,723	1,398,903
Grasim Industries Ltd.	101,405	1,518,557
Havells India Ltd.	78,543	727,836
HCL Technologies Ltd.	170,239	2,399,907
Hero Motocorp Ltd.	15,266	734,634
Hindalco Industries Ltd.	359,314	1,120,035
Hindustan Petroleum Corp. Ltd.	187,141	778,524
Hindustan Unilever Ltd.	198,073	5,010,124
Housing Development Finance Corp. Ltd.	482,529	14,060,371
ICICI Bank Ltd.	727,745	3,226,258
Idea Cellular Ltd. (a)	569,866	456,575
Indiabulls Housing Finance Ltd.	84,997	1,610,362
Indian Oil Corp. Ltd.	445,448	1,069,375
Infosys Ltd.	533,543	10,615,566
InterGlobe Aviation Ltd. (d)	27,141	368,580
ITC Ltd.	1,042,065	4,531,445
JSW Steel Ltd.	259,980	1,254,709
Larsen & Toubro Ltd.	146,263	2,782,330
LIC Housing Finance Ltd.	91,988	710,871
Lupin Ltd.	69,112	832,251
Mahindra & Mahindra Financial Services Ltd. (a)	94,621	710,210
Mahindra & Mahindra Ltd.	227,655	3,112,382
Marico Ltd.	138,924	738,858
Maruti Suzuki India Ltd.	32,132	4,468,512
Motherson Sumi Systems Ltd.	194,145	913,440
Nestle India Ltd.	7,063	1,086,419
NTPC Ltd.	603,690	1,365,489
Oil & Natural Gas Corp. Ltd.	431,235	1,043,758
Petronet LNG Ltd.	174,247	583,241
Pidilite Industries Ltd. (a)	35,348	580,072
Piramal Enterprises Ltd.	25,035	979,971
Power Grid Corp. of India Ltd.	479,414	1,276,617
Reliance Industries Ltd.	870,441	15,079,507
Rural Electrification Corp. Ltd.	198,417	338,955
Shree Cement Ltd.	2,604	647,314
Shriram Transport Finance Co. Ltd.	45,524	919,091
Siemens India Ltd.	20,716	299,211
State Bank of India (a)	528,372	2,265,223
Sun Pharmaceutical Industries Ltd.	257,579	2,138,967
Tata Consultancy Services Ltd.	280,454	7,948,245
Tata Motors Ltd. (a)	486,766	1,844,904
Tata Power Co. Ltd.	319,440	347,856
Tata Steel Ltd.	108,128	889,300
Tech Mahindra Ltd.	143,957	1,431,474
Titan Co. Ltd.	95,406	1,271,453
Ultratech Cemco Ltd.	29,554	1,810,452
United Spirits Ltd. (a)	90,559	776,551
UPL Ltd.	109,668	1,031,722
Vakrangee Ltd.	124,566	86,883
Vedanta Ltd. (a)	400,839	1,301,000
Wipro Ltd.	345,198	1,393,700
Yes Bank Ltd.	520,494	2,797,484
Zee Entertainment Enterprises Ltd.	148,607	1,144,291

TOTAL INDIA		146,697,697

Indonesia - 1.9%
PT Adaro Energy Tbk	4,463,400	589,652
PT AKR Corporindo Tbk	523,100	152,722
PT Astra International Tbk	6,205,700	3,077,029
PT Bank Central Asia Tbk	3,020,000	4,874,515
PT Bank Danamon Indonesia Tbk Series A	832,400	379,544
PT Bank Mandiri (Persero) Tbk	5,730,700	2,645,856
PT Bank Negara Indonesia (Persero) Tbk	2,297,900	1,179,227
PT Bank Rakyat Indonesia Tbk	17,008,900	3,621,174
PT Bank Tabungan Negara Tbk	1,229,000	201,140
PT Bumi Serpong Damai Tbk	2,195,600	205,552
PT Charoen Pokphand Indonesia Tbk	2,273,700	712,699
PT Gudang Garam Tbk	149,600	779,642
PT Hanjaya Mandala Sampoerna Tbk	2,872,000	764,804
PT Indah Kiat Pulp & Paper Tbk	839,100	1,117,248
PT Indocement Tunggal Prakarsa Tbk	573,400	561,670
PT Indofood CBP Sukses Makmur Tbk	678,100	410,293
PT Indofood Sukses Makmur Tbk	1,402,800	617,738
PT Jasa Marga Tbk	645,637	209,989
PT Kalbe Farma Tbk	6,617,800	594,317
PT Matahari Department Store Tbk	718,700	399,970
PT Pakuwon Jati Tbk	4,745,500	169,482
PT Perusahaan Gas Negara Tbk Series B	3,151,900	371,583
PT Semen Gresik (Persero) Tbk	860,400	453,470
PT Surya Citra Media Tbk	1,716,800	244,067
PT Telekomunikasi Indonesia Tbk Series B	15,449,300	3,830,941
PT Tower Bersama Infrastructure Tbk	586,700	213,604
PT Unilever Indonesia Tbk	471,000	1,412,673
PT United Tractors Tbk	517,100	1,264,062
PT Waskita Karya Persero Tbk	1,383,300	203,370

TOTAL INDONESIA		31,258,033

Isle of Man - 0.1%
NEPI Rockcastle PLC	115,140	1,066,799
Korea (South) - 13.1%
AMOREPACIFIC Corp.	9,512	2,285,163
AMOREPACIFIC Group, Inc.	8,899	765,646
BGF Retail Co. Ltd.	2,257	342,562
BS Financial Group, Inc.	75,975	612,047
Celltrion Healthcare Co. Ltd.	10,548	864,893
Celltrion Pharm, Inc.	4,452	281,481
Celltrion, Inc. (a)	24,860	6,061,672
Cheil Industries, Inc.	23,282	2,582,312
Cheil Worldwide, Inc.	20,449	370,975
CJ CheilJedang Corp.	2,565	778,620
CJ Corp.	4,625	583,592
CJ O Shopping Co. Ltd.	3,343	696,239
Coway Co. Ltd.	14,979	1,261,848
Daelim Industrial Co.	8,133	572,649
Daewoo Engineering & Construction Co. Ltd. (a)	48,576	247,794
Db Insurance Co. Ltd.	15,269	884,488
DGB Financial Group Co. Ltd.	49,108	412,368
Dong Suh Companies, Inc.	10,287	235,587
Doosan Bobcat, Inc.	10,283	307,067
Doosan Heavy Industries & Construction Co. Ltd. (a)	18,579	251,119
E-Mart Co. Ltd.	6,423	1,260,407
GS Engineering & Construction Corp.	14,657	596,300
GS Holdings Corp.	14,872	718,577
GS Retail Co. Ltd.	7,830	233,816
Hana Financial Group, Inc.	90,599	3,653,350
Hankook Tire Co. Ltd.	22,937	914,621
Hanmi Pharm Co. Ltd.	1,934	737,319
Hanmi Science Co. Ltd.	3,667	228,226
Hanon Systems	57,768	555,127
Hanssem Co. Ltd.	3,083	266,914
Hanwha Chemical Corp.	33,680	639,741
Hanwha Corp.	11,927	344,377
Hanwha Life Insurance Co. Ltd.	88,786	412,246
HDC Hyundai Development Co. (a)	10,869	561,279
HLB, Inc. (a)	9,009	550,992
Hotel Shilla Co.	9,666	866,361
Hyundai Department Store Co. Ltd.	4,095	361,885
Hyundai Engineering & Construction Co. Ltd.	23,925	1,256,983
Hyundai Fire & Marine Insurance Co. Ltd.	19,354	637,039
Hyundai Glovis Co. Ltd.	5,801	713,748
Hyundai Heavy Industries Co. Ltd. (a)	11,313	1,082,054
Hyundai Industrial Development & Construction Co.	7,779	185,835
Hyundai Mobis	20,827	4,264,647
Hyundai Motor Co.	47,056	5,472,758
Hyundai Robotics Co. Ltd. (a)	3,031	913,272
Hyundai Steel Co.	24,693	1,190,884
Industrial Bank of Korea	77,421	1,088,165
ING Life Insurance Korea Ltd. (d)	9,441	357,810
Kakao Corp.	14,036	1,418,134
Kangwon Land, Inc.	36,263	846,757
KB Financial Group, Inc.	121,464	5,865,141
KCC Corp.	1,687	513,613
KEPCO Plant Service & Engineering Co. Ltd.	6,544	202,467
Kia Motors Corp.	80,566	2,293,679
Korea Aerospace Industries Ltd. (a)	22,650	715,015
Korea Electric Power Corp.	78,532	2,344,476
Korea Express Co. Ltd. (a)	2,323	315,027
Korea Gas Corp. (a)	8,620	451,333
Korea Investment Holdings Co. Ltd.	12,946	830,148
Korea Zinc Co. Ltd.	2,628	973,578
Korean Air Lines Co. Ltd.	14,082	369,291
KT Corp.	216	5,536
KT&G Corp.	35,660	3,538,874
Kumho Petro Chemical Co. Ltd.	5,305	538,376
LG Chemical Ltd.	13,638	4,593,074
LG Corp.	29,200	1,977,314
LG Display Co. Ltd.	71,383	1,359,588
LG Electronics, Inc.	32,621	2,191,393
LG Household & Health Care Ltd.	2,776	3,016,660
LG Innotek Co. Ltd.	4,380	641,185
Lotte Chemical Corp.	5,260	1,698,268
Lotte Confectionery Co. Ltd. (a)	8,493	401,207
Lotte Shopping Co. Ltd.	3,499	647,340
Medy-Tox, Inc.	1,306	841,915
Mirae Asset Daewoo Co. Ltd.	124,602	910,900
NAVER Corp.	8,567	5,508,879
NCSOFT Corp.	5,379	1,862,290
Netmarble Corp. (d)	7,817	1,014,447
Oci Co. Ltd.	5,189	460,428
Orion Corp./Republic of Korea	6,689	801,981
Ottogi Corp.	352	278,826
Pearl Abyss Corp. (a)	1,637	321,969
POSCO	24,005	7,097,907
Posco Daewoo Corp.	14,344	246,695
S-Oil Corp.	13,804	1,456,680
S1 Corp.	5,000	389,323
Samsung Biologics Co. Ltd. (a)(d)	5,059	1,694,708
Samsung Card Co. Ltd.	8,563	272,239
Samsung Electro-Mechanics Co. Ltd.	17,147	2,363,840
Samsung Electronics Co. Ltd.	1,471,224	61,109,963
Samsung Engineering Co. Ltd. (a)	48,608	742,127
Samsung Fire & Marine Insurance Co. Ltd.	9,423	2,310,326
Samsung Heavy Industries Co. Ltd. (a)	120,346	699,290
Samsung Life Insurance Co. Ltd.	21,423	1,852,798
Samsung SDI Co. Ltd.	16,831	3,461,520
Samsung SDS Co. Ltd.	10,664	2,006,438
Samsung Securities Co. Ltd.	18,284	533,674
Shinhan Financial Group Co. Ltd.	130,519	5,115,143
Shinsegae Co. Ltd.	2,286	681,610
SillaJen, Inc. (a)	15,746	738,180
SK C&C Co. Ltd.	9,723	2,300,925
SK Energy Co. Ltd.	19,795	3,528,885
SK Hynix, Inc.	177,937	13,791,088
SK Telecom Co. Ltd.	6,184	1,388,491
STX Pan Ocean Co. Ltd. (Korea) (a)	70,292	325,113
ViroMed Co. Ltd. (a)	4,176	748,587
Woori Bank	145,037	2,201,339
Woori Investment & Securities Co. Ltd.	41,140	480,318
Yuhan Corp.	2,482	497,082

TOTAL KOREA (SOUTH)		218,246,253

Luxembourg - 0.1%
PLAY Communications SA (d)	34,291	200,790
Reinet Investments SCA	45,492	877,330

TOTAL LUXEMBOURG		1,078,120

Malaysia - 2.3%
AirAsia Group BHD	443,800	388,666
Alliance Bank Malaysia Bhd	289,600	285,682
AMMB Holdings Bhd	478,100	472,807
Astro Malaysia Holdings Bhd (d)	377,700	170,035
Axiata Group Bhd	842,071	909,395
British American Tobacco (Malaysia) Bhd	41,700	351,655
Bumiputra-Commerce Holdings Bhd	1,421,636	2,042,400
Dialog Group Bhd	1,132,800	925,190
DiGi.com Bhd	970,900	1,086,739
Felda Global Ventures Holdings Bhd (d)	467,100	198,790
Fraser & Neave Holdings BHD	37,600	345,384
Gamuda Bhd	571,200	543,799
Genting Bhd	663,600	1,428,413
Genting Malaysia Bhd	928,600	1,155,896
Genting Plantations Bhd	68,900	158,478
Hap Seng Consolidated Bhd	181,300	437,082
Hartalega Holdings Bhd	412,000	623,321
Hong Leong Bank Bhd	201,700	945,732
Hong Leong Credit Bhd	66,000	293,550
IHH Healthcare Bhd (d)	770,200	1,119,774
IJM Corp. Bhd	841,900	405,935
IOI Corp. Bhd	603,000	685,328
IOI Properties Group Bhd	467,675	218,593
Kuala Lumpur Kepong Bhd	134,100	816,806
Malayan Banking Bhd	1,171,531	2,827,237
Malaysia Airports Holdings Bhd	266,906	607,351
Maxis Bhd	732,500	1,043,339
MISC Bhd	353,500	580,905
My E.G.Services Bhd	620,900	189,401
Nestle (Malaysia) BHD	18,000	653,579
Petronas Chemicals Group Bhd	741,600	1,629,148
Petronas Dagangan Bhd	57,400	380,972
Petronas Gas Bhd	215,600	993,935
PPB Group Bhd	178,520	724,620
Press Metal Bhd	391,700	460,597
Public Bank Bhd	893,300	5,287,281
RHB Capital Bhd	287,389	384,599
RHB Capital Bhd (a)(c)	99,132	0
Sime Darby Bhd	686,849	425,796
Sime Darby Plantation Bhd	745,649	963,015
Sime Darby Property Bhd	881,449	290,564
SP Setia Bhd	432,340	315,879
Telekom Malaysia Bhd	323,480	315,920
Tenaga Nasional Bhd	955,900	3,687,211
Top Glove Corp. Bhd	204,500	510,118
UMW Holdings Bhd	116,800	172,399
Westports Holdings Bhd	299,200	272,335
YTL Corp. Bhd	936,143	310,896

TOTAL MALAYSIA		39,036,547

Mexico - 3.1%
Alfa SA de CV Series A	935,000	1,272,235
Alsea S.A.B. de CV	146,800	506,379
America Movil S.A.B. de CV Series L	10,286,400	8,814,036
Banco Santander Mexico SA	560,595	945,066
CEMEX S.A.B. de CV unit (a)	4,459,618	3,323,582
Coca-Cola FEMSA S.A.B. de CV Series L	162,000	1,014,361
El Puerto de Liverpool S.A.B. de CV Class C	53,840	399,544
Embotelladoras Arca S.A.B. de CV	135,800	901,459
Fibra Uno Administracion SA de CV	1,035,900	1,491,787
Fomento Economico Mexicano S.A.B. de CV unit	593,900	5,826,276
Gruma S.A.B. de CV Series B	66,060	855,056
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	111,100	1,049,855
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	64,290	1,143,803
Grupo Bimbo S.A.B. de CV Series A	505,200	1,075,035
Grupo Carso SA de CV Series A1	141,800	589,713
Grupo Financiero Banorte S.A.B. de CV Series O	792,300	5,524,664
Grupo Financiero Inbursa S.A.B. de CV Series O	706,100	1,163,084
Grupo Mexico SA de CV Series B	1,071,807	3,369,929
Grupo Televisa SA de CV	748,700	2,980,298
Industrias Penoles SA de CV	43,100	730,777
Infraestructura Energetica Nova S.A.B. de CV	163,400	798,337
Kimberly-Clark de Mexico SA de CV Series A	468,300	861,836
Mexichem S.A.B. de CV	317,755	1,112,447
Promotora y Operadora de Infraestructura S.A.B. de CV	67,300	697,094
Wal-Mart de Mexico SA de CV Series V	1,597,500	4,665,366

TOTAL MEXICO		51,112,019

Netherlands - 0.1%
X5 Retail Group NV unit	37,733	1,014,689
Pakistan - 0.1%
Habib Bank Ltd.	171,400	245,759
Lucky Cement Ltd.	38,100	169,498
MCB Bank Ltd.	123,000	205,728
Oil & Gas Development Co. Ltd.	191,100	233,409
United Bank Ltd.	143,000	202,521

TOTAL PAKISTAN		1,056,915

Peru - 0.0%
Compania de Minas Buenaventura SA	337	4,470
Compania de Minas Buenaventura SA sponsored ADR	55,575	763,601

TOTAL PERU		768,071

Philippines - 1.0%
Aboitiz Equity Ventures, Inc.	622,430	673,326
Aboitiz Power Corp.	418,400	293,586
Alliance Global Group, Inc. (a)	1,184,700	266,370
Ayala Corp.	76,705	1,445,408
Ayala Land, Inc.	2,282,600	1,758,827
Bank of the Philippine Islands (BPI)	260,897	482,277
BDO Unibank, Inc.	606,906	1,511,112
DMCI Holdings, Inc.	1,148,850	255,709
Globe Telecom, Inc.	9,695	335,572
GT Capital Holdings, Inc.	26,041	476,465
International Container Terminal Services, Inc.	140,630	236,085
JG Summit Holdings, Inc.	893,580	943,893
Jollibee Food Corp.	134,990	687,490
Manila Electric Co.	65,700	470,428
Megaworld Corp.	3,230,100	282,706
Metro Pacific Investments Corp.	4,120,400	366,068
Metropolitan Bank & Trust Co.	232,614	323,374
Philippine Long Distance Telephone Co.	27,050	679,735
Robinsons Land Corp.	599,151	221,284
Security Bank Corp.	65,050	249,083
SM Investments Corp.	74,670	1,338,046
SM Prime Holdings, Inc.	3,113,300	2,216,865
Universal Robina Corp.	274,910	663,746

TOTAL PHILIPPINES		16,177,455

Poland - 1.2%
Alior Bank SA (a)	26,437	525,528
Bank Handlowy w Warszawie SA	9,789	200,885
Bank Millennium SA (a)	177,096	445,320
Bank Polska Kasa Opieki SA	52,855	1,617,597
Bank Zachodni WBK SA	10,774	1,081,321
BRE Bank SA	4,334	507,078
CD Projekt RED SA (a)	20,625	1,114,575
Cyfrowy Polsat SA	76,108	494,795
Dino Polska SA (a)(d)	14,292	391,840
Grupa Lotos SA	26,932	480,468
Jastrzebska Spolka Weglowa SA (a)	15,406	332,595
KGHM Polska Miedz SA (Bearer)	43,310	1,143,573
LPP SA	401	984,753
NG2 SA	8,405	517,450
Polish Oil & Gas Co. SA	535,686	809,092
Polska Grupa Energetyczna SA (a)	260,566	700,841
Polski Koncern Naftowy Orlen SA	91,839	2,327,952
Powszechna Kasa Oszczednosci Bank SA	268,641	3,065,184
Powszechny Zaklad Ubezpieczen SA	186,139	2,139,119
Telekomunikacja Polska SA (a)	194,122	264,516
Zaklady Azotowe w Tarnowie-Moscicach SA	12,902	147,070

TOTAL POLAND		19,291,552

Qatar - 0.9%
Barwa Real Estate Co. (a)	27,388	273,053
Doha Bank (a)	44,254	310,058
Ezdan Holding Group (a)	247,552	615,311
Industries Qatar QSC (a)	55,740	1,905,968
Masraf al Rayan (a)	113,182	1,204,560
Qatar Electricity & Water Co.	15,184	792,354
Qatar Insurance Co. SAQ	45,424	452,868
Qatar Islamic Bank (a)	35,630	1,301,508
Qatar National Bank SAQ	138,305	6,647,453
Qatar Telecom (Qtel) Q.S.C. (a)	25,210	486,752
The Commercial Bank of Qatar (a)	61,238	686,215

TOTAL QATAR		14,676,100

Russia - 3.3%
Alrosa Co. Ltd.	796,663	1,240,511
Gazprom OAO	1,316,836	3,030,839
Gazprom OAO sponsored ADR (Reg. S)	958,252	4,295,844
Inter Rao Ues JSC	9,763,744	647,413
Lukoil PJSC	60,013	4,289,775
Lukoil PJSC sponsored ADR	68,904	4,945,929
Magnit OJSC GDR (Reg. S)	103,733	1,703,296
Magnitogorsk Iron & Steel Works PJSC	653,900	484,194
MMC Norilsk Nickel PJSC	10,166	1,770,766
MMC Norilsk Nickel PJSC sponsored ADR	92,519	1,600,579
Mobile TeleSystems OJSC sponsored ADR	154,708	1,356,789
Moscow Exchange MICEX-RTS OAO	433,321	714,413
NOVATEK OAO GDR (Reg. S)	27,830	4,427,753
Novolipetsk Steel OJSC	372,772	969,018
PhosAgro OJSC GDR (Reg. S)	33,822	445,436
Polyus PJSC	8,332	596,022
Rosneft Oil Co. OJSC	169,454	1,136,497
Rosneft Oil Co. OJSC GDR (Reg. S)	191,497	1,263,880
RusHydro PJSC	15,637,801	169,910
RusHydro PJSC ADR	194,501	199,947
Sberbank of Russia	3,298,926	11,305,141
Severstal PAO	26,724	436,447
Severstal PAO GDR (Reg. S)	38,232	623,946
Surgutneftegas OJSC	1,123,549	521,366
Surgutneftegas OJSC sponsored ADR	116,797	535,164
Tatneft PAO	241,155	2,784,677
Tatneft PAO sponsored ADR	37,903	2,615,307
VTB Bank OJSC (a)	1,010,825,800	781,171

TOTAL RUSSIA		54,892,030

Singapore - 0.0%
BOC Aviation Ltd. Class A	60,500	380,772
South Africa - 6.5%
Adcock Ingram Holdings Ltd. warrants 7/26/19 (a)	859	189
Anglo American Platinum Ltd.	15,632	480,208
AngloGold Ashanti Ltd.	126,121	1,101,110
Aspen Pharmacare Holdings Ltd.	118,988	2,304,305
Barclays Africa Group Ltd.	220,446	2,877,726
Bidcorp Ltd.	102,899	2,059,308
Bidvest Group Ltd.	103,676	1,474,731
Capitec Bank Holdings Ltd.	12,377	894,406
Clicks Group Ltd.	78,248	1,148,449
Coronation Fund Managers Ltd.	66,031	298,425
Discovery Ltd.	108,773	1,404,322
Exxaro Resources Ltd.	76,941	756,701
FirstRand Ltd.	1,028,374	5,409,946
Fortress (REIT) Ltd.:
Class A	323,442	380,982
Class B	237,513	263,533
Foschini Ltd.	69,355	907,001
Gold Fields Ltd.	252,259	925,727
Growthpoint Properties Ltd.	915,490	1,818,118
Hyprop Investments Ltd.	73,008	569,371
Imperial Holdings Ltd.	49,760	806,401
Investec Ltd.	86,188	622,674
Kumba Iron Ore Ltd.	18,635	411,421
Liberty Holdings Ltd.	37,504	328,970
Life Healthcare Group Holdings Ltd.	413,289	753,289
MMI Holdings Ltd.	274,220	354,034
Mondi Ltd.	36,154	991,417
Mr Price Group Ltd.	78,796	1,407,108
MTN Group Ltd.	518,803	4,511,330
Naspers Ltd. Class N	134,018	32,996,875
Nedbank Group Ltd.	68,470	1,418,851
Netcare Ltd.	361,990	743,361
Old Mutual Ltd. (a)	1,506,886	3,451,504
Pick 'n Pay Stores Ltd.	113,314	641,030
Pioneer Foods Ltd.	36,887	324,959
PSG Group Ltd.	46,237	818,168
Rand Merchant Insurance Holdings Ltd.	210,955	639,394
Redefine Properties Ltd.	1,634,743	1,319,713
Remgro Ltd.	161,728	2,667,361
Resilient Property Income Fund Ltd.	80,241	315,053
RMB Holdings Ltd.	216,383	1,353,924
Sanlam Ltd.	530,082	3,073,208
Sappi Ltd.	161,906	1,153,968
Sasol Ltd.	169,465	6,678,196
Shoprite Holdings Ltd.	136,241	2,252,283
Spar Group Ltd.	60,016	873,200
Standard Bank Group Ltd.	395,614	6,124,618
Telkom SA Ltd.	83,573	319,821
Tiger Brands Ltd.	49,399	1,313,055
Truworths International Ltd.	136,615	849,311
Vodacom Group Ltd.	184,912	1,969,539
Woolworths Holdings Ltd.	307,037	1,192,938

TOTAL SOUTH AFRICA		107,751,532

Taiwan - 11.5%
Acer, Inc.	898,994	734,929
Advantech Co. Ltd.	108,459	718,189
ASE Industrial Holding Co. Ltd.	1,068,927	2,740,390
Asia Cement Corp.	676,153	902,097
ASUSTeK Computer, Inc.	216,000	1,861,156
AU Optronics Corp.	2,652,000	1,149,001
Catcher Technology Co. Ltd.	201,000	2,474,625
Cathay Financial Holding Co. Ltd.	2,492,641	4,295,549
Chang Hwa Commercial Bank	1,526,239	903,336
Cheng Shin Rubber Industry Co. Ltd.	602,937	932,570
Chicony Electronics Co. Ltd.	168,766	382,443
China Airlines Ltd.	817,043	264,235
China Development Finance Holding Corp.	4,134,800	1,514,331
China Life Insurance Co. Ltd.	762,951	808,332
China Steel Corp.	3,850,204	3,147,546
Chinatrust Financial Holding Co. Ltd.	5,359,826	3,636,781
Chunghwa Telecom Co. Ltd.	1,158,000	4,017,413
Compal Electronics, Inc.	1,301,000	808,312
Delta Electronics, Inc.	638,381	2,223,197
E.SUN Financial Holdings Co. Ltd.	2,964,224	2,069,461
ECLAT Textile Co. Ltd.	55,613	641,038
EVA Airways Corp.	635,596	313,839
Evergreen Marine Corp. (Taiwan) (a)	597,195	270,467
Far Eastern Textile Ltd.	992,705	1,058,245
Far EasTone Telecommunications Co. Ltd.	492,000	1,168,019
Feng Tay Enterprise Co. Ltd.	103,520	595,779
First Financial Holding Co. Ltd.	2,983,607	2,053,724
Formosa Chemicals & Fibre Corp.	1,074,760	4,234,936
Formosa Petrochemical Corp.	378,000	1,489,454
Formosa Plastics Corp.	1,361,520	5,008,698
Formosa Taffeta Co. Ltd.	250,000	264,870
Foxconn Technology Co. Ltd.	285,587	708,808
Fubon Financial Holding Co. Ltd.	2,033,334	3,371,048
Giant Manufacturing Co. Ltd.	93,000	398,385
GlobalWafers Co. Ltd.	67,000	1,132,697
Highwealth Construction Corp.	233,000	360,384
HIWIN Technologies Corp.	69,492	679,445
HIWIN Technologies Corp. rights 8/31/18 (a)	2,078	3,330
Hon Hai Precision Industry Co. Ltd. (Foxconn)	5,030,087	13,783,764
Hotai Motor Co. Ltd.	86,000	748,046
HTC Corp. (a)	191,000	336,644
Hua Nan Financial Holdings Co. Ltd.	2,185,820	1,311,592
Innolux Corp.	2,751,347	1,034,645
Inventec Corp.	785,865	628,312
Largan Precision Co. Ltd.	31,000	5,220,562
Lite-On Technology Corp.	654,279	860,077
Macronix International Co. Ltd. (a)	555,000	771,312
MediaTek, Inc.	459,292	3,814,792
Mega Financial Holding Co. Ltd.	3,323,413	2,961,414
Micro-Star International Co. Ltd.	208,000	714,169
Nan Ya Plastics Corp.	1,573,860	4,369,403
Nanya Technology Corp.	319,000	819,901
Nien Made Enterprise Co. Ltd.	47,000	406,511
Novatek Microelectronics Corp.	178,000	861,450
Pegatron Corp.	603,000	1,342,804
Phison Electronics Corp.	43,000	357,150
Pou Chen Corp.	691,000	760,346
Powertech Technology, Inc.	231,000	653,396
President Chain Store Corp.	175,000	1,925,624
Quanta Computer, Inc.	833,000	1,440,950
Realtek Semiconductor Corp.	132,401	532,531
Ruentex Development Co. Ltd.	257,800	286,201
Ruentex Industries Ltd.	179,000	343,004
Shin Kong Financial Holding Co. Ltd.	2,507,533	951,159
Sinopac Holdings Co.	3,227,050	1,213,534
Standard Foods Corp.	119,812	231,937
Synnex Technology International Corp.	442,500	631,605
TaiMed Biologics, Inc. (a)	51,000	426,932
Taishin Financial Holdings Co. Ltd.	2,907,782	1,426,269
Taiwan Business Bank	1,119,973	369,894
Taiwan Cement Corp.	1,288,400	1,657,844
Taiwan Cooperative Financial Holding Co. Ltd.	2,593,028	1,585,613
Taiwan High Speed Rail Corp.	595,000	483,495
Taiwan Mobile Co. Ltd.	490,900	1,693,534
Taiwan Semiconductor Manufacturing Co. Ltd.	7,525,000	60,232,666
TECO Electric & Machinery Co. Ltd.	551,000	402,696
Unified-President Enterprises Corp.	1,475,983	3,899,788
United Microelectronics Corp.	3,669,000	2,103,432
Vanguard International Semiconductor Corp.	278,000	709,068
Walsin Technology Corp.	97,000	1,100,651
Win Semiconductors Corp.	110,000	532,357
Winbond Electronics Corp.	924,000	602,786
Wistron Corp.	854,899	661,141
WPG Holding Co. Ltd.	510,000	707,940
Yageo Corp.	77,085	1,968,653
Yuanta Financial Holding Co. Ltd.	3,107,952	1,432,985

TOTAL TAIWAN		190,647,638

Thailand - 2.3%
Advanced Info Service PCL	6,500	39,465
Advanced Info Service PCL (For. Reg.)	303,500	1,842,711
Airports of Thailand PCL	81,500	162,290
Airports of Thailand PCL (For. Reg.)	1,251,400	2,491,892
Bangkok Bank PCL (For. Reg.)	73,400	458,888
Bangkok Dusit Medical Services PCL	40,900	32,577
Bangkok Dusit Medical Services PCL (For. Reg.)	1,132,900	902,370
Bangkok Expressway and Metro PCL	2,234,500	560,808
Banpu PCL	80,700	51,180
Banpu PCL (For. Reg.)	604,700	383,504
Berli Jucker PCL (For. Reg)	349,800	599,297
BTS Group Holdings PCL	1,762,200	500,535
Bumrungrad Hospital PCL	14,400	78,557
Bumrungrad Hospital PCL (For. Reg.)	104,300	568,995
C.P. ALL PCL	62,200	140,216
C.P. ALL PCL (For. Reg.)	1,463,100	3,298,242
Central Pattana PCL	30,000	68,305
Central Pattana PCL (For. Reg.)	390,100	888,190
Charoen Pokphand Foods PCL (For. Reg.)	1,002,420	821,038
Delta Electronics PCL (For. Reg.)	145,900	305,877
Electricity Generating PCL (For. Reg.)	38,200	265,230
Energy Absolute PCL	379,200	407,466
Glow Energy PCL	16,400	46,090
Glow Energy PCL (For. Reg.)	149,300	419,584
Home Product Center PCL (For. Reg.)	1,148,006	507,234
Indorama Ventures PCL	115,200	206,023
Indorama Ventures PCL (For. Reg.)	471,600	843,408
IRPC PCL (For. Reg.)	2,928,200	567,685
Kasikornbank PCL	80,200	542,381
Kasikornbank PCL (For. Reg.)	484,900	3,279,306
Krung Thai Bank PCL (For. Reg.)	1,030,570	588,543
Land & House PCL (For. Reg.)	877,300	316,429
Minor International PCL (For. Reg.)	657,980	751,525
PTT Exploration and Production PCL	22,800	94,914
PTT Exploration and Production PCL (For. Reg.)	404,039	1,681,978
PTT Global Chemical PCL (For. Reg.)	653,939	1,606,838
PTT PCL	217,100	334,427
PTT PCL (For. Reg.)	3,070,700	4,730,189
Robinsons Department Store PCL (For. Reg.)	146,900	279,273
Siam Cement PCL	8,200	110,911
Siam Cement PCL (For. Reg.)	112,750	1,525,023
Siam Commercial Bank PCL	38,200	160,745
Siam Commercial Bank PCL (For. Reg.)	534,800	2,250,436
Thai Oil PCL (For. Reg.)	326,300	787,063
Thai Union Frozen Products PCL (For. Reg.)	559,920	276,005
TMB PCL (For. Reg.)	3,220,500	222,638
True Corp. PCL	237,800	44,672
True Corp. PCL (For. Reg.)	2,909,719	546,611

TOTAL THAILAND		37,587,564

Turkey - 0.7%
Akbank T.A.S.	693,199	1,017,527
Anadolu Efes Biracilik Ve Malt Sanayii A/S	60,541	254,677
Arcelik A/S	69,022	176,706
Aselsan A/S	106,395	586,247
Bim Birlesik Magazalar A/S JSC	65,930	947,689
Coca-Cola Icecek Sanayi A/S	22,570	136,002
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	512,344	183,073
Eregli Demir ve Celik Fabrikalari T.A.S.	432,245	968,833
Ford Otomotiv Sanayi A/S	20,251	242,576
Haci Omer Sabanci Holding A/S	267,868	461,719
Koc Holding A/S	243,153	686,683
Petkim Petrokimya Holding A/S	235,258	212,069
TAV Havalimanlari Holding A/S	53,025	312,412
Tofas Turk Otomobil Fabrikasi A/S	35,377	165,196
Tupras Turkiye Petrol Rafinerileri A/S	38,739	846,273
Turk Hava Yollari AO (a)	162,528	570,193
Turk Sise ve Cam Fabrikalari A/S	190,183	193,060
Turkcell Iletisim Hizmet A/S	347,851	913,855
Turkiye Garanti Bankasi A/S	720,352	1,039,834
Turkiye Halk Bankasi A/S	181,369	255,180
Turkiye Is Bankasi A/S Series C	507,690	523,615
Turkiye Vakiflar Bankasi TAO	213,985	178,991
Ulker Biskuvi Sanayi A/S (a)	43,794	155,420
Yapi ve Kredi Bankasi A/S (a)	487,939	210,015

TOTAL TURKEY		11,237,845

United Arab Emirates - 0.6%
Abu Dhabi Commercial Bank PJSC (a)	602,895	1,162,081
Aldar Properties PJSC	1,208,900	668,110
Damac Properties Dubai Co. PJSC (a)	517,004	327,953
DP World Ltd.	51,247	1,178,681
Dubai Investments Ltd. (a)	605,867	333,189
Dubai Islamic Bank Pakistan Ltd.	507,172	694,520
Emaar Development PJSC (a)	227,864	316,379
Emaar Malls Group PJSC (a)	555,135	308,312
Emaar Properties PJSC	1,083,073	1,556,872
Emirates Telecommunications Corp.	533,196	2,518,533
National Bank of Abu Dhabi PJSC	433,023	1,603,287

TOTAL UNITED ARAB EMIRATES		10,667,917

United States of America - 0.3%
Southern Copper Corp.	26,343	1,300,290
Yum China Holdings, Inc.	112,126	4,045,506

TOTAL UNITED STATES OF AMERICA		5,345,796

TOTAL COMMON STOCKS
(Cost $1,352,503,042)		1,574,747,374

Nonconvertible Preferred Stocks - 3.3%
Brazil - 2.2%
Banco Bradesco SA (PN)	1,020,263	8,298,998
Braskem SA (PN-A)	52,900	771,097
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	69,000	354,440
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	49,100	1,087,753
Companhia Energetica de Minas Gerais (CEMIG) (PN)	254,433	557,905
Gerdau SA	316,800	1,407,887
Itau Unibanco Holding SA	986,921	11,832,639
Itausa-Investimentos Itau SA (PN)	1,360,428	3,776,852
Lojas Americanas SA (PN)	228,484	1,104,282
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	1,204,100	6,326,393
Telefonica Brasil SA	137,100	1,499,834

TOTAL BRAZIL		37,018,080

Chile - 0.1%
Embotelladora Andina SA Class B	84,176	344,494
Sociedad Quimica y Minera de Chile SA (PN-B)	34,994	1,684,718

TOTAL CHILE		2,029,212

Colombia - 0.2%
Bancolombia SA (PN)	131,821	1,514,083
Grupo Aval Acciones y Valores SA	1,145,261	453,667
Grupo de Inversiones Suramerica SA	38,228	459,979

TOTAL COLOMBIA		2,427,729

Korea (South) - 0.7%
AMOREPACIFIC Corp.	3,439	441,662
Hyundai Motor Co.	9,594	704,814
Hyundai Motor Co. Series 2	9,284	731,234
LG Chemical Ltd.	3,066	594,768
LG Household & Health Care Ltd.	826	493,314
Samsung Electronics Co. Ltd.	261,834	8,994,540

TOTAL KOREA (SOUTH)		11,960,332

Russia - 0.1%
AK Transneft OAO	136	353,966
Surgutneftegas OJSC	2,028,040	1,121,572

TOTAL RUSSIA		1,475,538

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $50,790,002)		54,910,891
	Principal Amount	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $52,909)	INR 264,162	53,168

Government Obligations - 0.3%
United States of America - 0.3%
U.S. Treasury Bills, yield at date of purchase 2.07% 1/3/19(e)
(Cost $4,955,825)	$5,000,000	4,954,684
	Shares	Value

Money Market Funds - 1.7%
Fidelity Cash Central Fund, 1.96% (f)	15,766,194	15,769,347
Fidelity Securities Lending Cash Central Fund 1.97% (f)(g)	13,229,945	13,231,268
TOTAL MONEY MARKET FUNDS
(Cost $29,000,615)		29,000,615
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $1,437,302,393)		1,663,666,732
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(3,984,601)
NET ASSETS - 100%		$1,659,682,131

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	568	Sept. 2018	$31,134,920	$1,351,246	$1,351,246

The notional amount of futures purchased as a percentage of Net Assets is 1.9%

Currency Abbreviations

INR – Indian rupee

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,541,912 or 0.8% of net assets.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,361,547.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$452,944
Fidelity Securities Lending Cash Central Fund	132,713
Total	$585,657

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$154,418,651	$152,508,526	$1,844,904	$65,221
Consumer Staples	107,705,684	107,681,926	--	23,758
Energy	121,678,903	96,257,138	25,421,765	--
Financials	381,828,844	309,582,737	72,246,107	--
Health Care	48,092,912	46,988,352	1,104,560	--
Industrials	85,565,699	85,562,369	3,330	--
Information Technology	446,045,300	290,236,423	155,808,875	2
Materials	127,660,070	112,930,216	14,701,830	28,024
Real Estate	46,890,272	46,890,272	--	--
Telecommunication Services	69,505,599	40,338,867	29,166,732	--
Utilities	40,266,331	37,921,855	2,344,476	--
Corporate Bonds	53,168	--	53,168	--
Government Obligations	4,954,684	--	4,954,684	--
Money Market Funds	29,000,615	29,000,615	--	--
Total Investments in Securities:	$1,663,666,732	$1,355,899,296	$307,650,431	$117,005
Derivative Instruments:
Assets
Futures Contracts	$1,351,246	$1,351,246	$--	$--
Total Assets	$1,351,246	$1,351,246	$--	$--
Total Derivative Instruments:	$1,351,246	$1,351,246	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$42,347,381
Level 2 to Level 1	$4,236,954

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Global ex U.S. Index Fund

July 31, 2018

GUX-QTLY-0918
1.929356.106

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
Australia - 4.6%
AGL Energy Ltd.	132,852	$2,170,466
Alumina Ltd.	493,311	1,037,210
Amcor Ltd.	234,821	2,629,116
AMP Ltd.	592,183	1,495,872
APA Group unit	239,396	1,716,342
Aristocrat Leisure Ltd.	116,470	2,786,311
ASX Ltd.	39,140	1,910,204
Aurizon Holdings Ltd.	412,986	1,396,067
Australia & New Zealand Banking Group Ltd.	592,572	12,899,365
Bank of Queensland Ltd.	78,236	645,774
Bendigo & Adelaide Bank Ltd.	95,139	827,704
BHP Billiton Ltd.	651,578	17,016,969
BlueScope Steel Ltd.	112,306	1,473,511
Boral Ltd.	238,427	1,177,977
Brambles Ltd.	322,871	2,369,985
Caltex Australia Ltd.	52,916	1,280,062
Challenger Ltd.	113,126	1,045,544
Cimic Group Ltd.	20,079	720,972
Coca-Cola Amatil Ltd.	106,107	755,811
Cochlear Ltd.	11,654	1,760,760
Commonwealth Bank of Australia	355,507	19,753,828
Computershare Ltd.	92,415	1,248,920
Crown Ltd.	75,088	753,120
CSL Ltd.	91,772	13,405,264
DEXUS Property Group unit	206,443	1,546,038
Dominos Pizza Enterprises Ltd.	12,991	482,101
Flight Centre Travel Group Ltd.	10,880	549,745
Fortescue Metals Group Ltd.	320,327	1,040,003
Goodman Group unit	328,719	2,351,856
Harvey Norman Holdings Ltd. (a)	106,263	280,266
Healthscope Ltd.	351,704	569,631
Incitec Pivot Ltd.	347,768	979,238
Insurance Australia Group Ltd.	480,046	2,867,467
Lendlease Group unit	118,467	1,771,743
Macquarie Group Ltd.	65,513	5,978,004
Medibank Private Ltd.	558,851	1,291,267
Mirvac Group unit	752,856	1,275,282
National Australia Bank Ltd.	551,528	11,612,560
Newcrest Mining Ltd.	155,847	2,504,463
Orica Ltd.	78,480	1,025,032
Origin Energy Ltd. (b)	356,686	2,589,049
QBE Insurance Group Ltd.	277,603	2,083,076
Ramsay Health Care Ltd.	28,716	1,199,855
realestate.com.au Ltd.	11,006	709,756
Rio Tinto Ltd.	83,684	5,048,450
Santos Ltd. (b)	354,347	1,679,612
Scentre Group unit	1,079,244	3,407,753
SEEK Ltd.	68,359	1,085,325
Sonic Healthcare Ltd.	80,977	1,569,021
South32 Ltd.	1,051,475	2,788,860
SP AusNet	368,473	446,224
Stockland Corp. Ltd. unit	500,866	1,544,291
Suncorp Group Ltd.	262,807	2,922,929
Sydney Airport unit	225,184	1,182,814
Tabcorp Holdings Ltd.	387,984	1,346,140
Telstra Corp. Ltd.	845,284	1,782,402
The GPT Group unit	365,749	1,402,143
TPG Telecom Ltd.	69,604	297,863
Transurban Group unit	450,715	3,917,847
Treasury Wine Estates Ltd.	146,341	2,002,697
Vicinity Centers unit	666,807	1,317,775
Wesfarmers Ltd.	229,769	8,443,162
Westpac Banking Corp.	690,396	15,114,481
Woodside Petroleum Ltd.	182,581	4,902,339
Woolworths Group Ltd.	264,025	5,902,375

TOTAL AUSTRALIA		203,088,089

Austria - 0.2%
Andritz AG	14,277	810,032
Erste Group Bank AG	60,973	2,635,203
OMV AG	30,162	1,705,654
Raiffeisen International Bank-Holding AG	30,622	1,021,598
Voestalpine AG	23,488	1,177,454

TOTAL AUSTRIA		7,349,941

Bailiwick of Jersey - 0.8%
Experian PLC	186,371	4,584,202
Glencore Xstrata PLC	2,341,581	10,280,664
Randgold Resources Ltd.	18,818	1,393,314
Shire PLC	184,673	10,517,897
Wolseley PLC	47,854	3,774,927
WPP PLC	257,581	4,029,079

TOTAL BAILIWICK OF JERSEY		34,580,083

Belgium - 0.7%
Ageas	38,376	2,057,518
Anheuser-Busch InBev SA NV	154,530	15,725,599
Colruyt NV	12,627	754,806
Groupe Bruxelles Lambert SA	16,406	1,743,474
KBC Groep NV	50,957	3,918,413
Proximus	30,992	758,514
Solvay SA Class A	15,069	2,066,055
Telenet Group Holding NV	11,056	532,389
UCB SA	25,669	2,204,979
Umicore SA	42,515	2,485,746

TOTAL BELGIUM		32,247,493

Bermuda - 0.5%
Alibaba Health Information Technology Ltd. (a)(b)	696,000	712,932
Alibaba Pictures Group Ltd. (b)	2,820,000	334,130
Beijing Enterprises Water Group Ltd.	1,126,000	613,995
Brilliance China Automotive Holdings Ltd.	626,000	816,690
Cheung Kong Infrastructure Holdings Ltd.	131,500	975,898
China Gas Holdings Ltd.	349,000	1,413,955
China Resource Gas Group Ltd.	184,000	872,055
Cosco Shipping Ports Ltd.	321,734	302,098
Credicorp Ltd. (United States)	13,788	3,154,281
Dairy Farm International Holdings Ltd.	68,000	555,560
GOME Electrical Appliances Holdings Ltd. (a)(b)	2,035,104	215,203
Haier Electronics Group Co. Ltd.	257,000	749,810
Hanergy Thin Film Power Group Ltd. (b)(c)	576,000	1
HengTen Networks Group Ltd. (b)	4,492,000	143,075
Hongkong Land Holdings Ltd.	238,336	1,732,703
Jardine Matheson Holdings Ltd.	44,176	2,981,880
Jardine Strategic Holdings Ltd.	44,900	1,790,612
Kerry Properties Ltd.	132,500	671,021
Kunlun Energy Co. Ltd.	672,000	580,473
Li & Fung Ltd.	1,172,000	397,184
Luye Pharma Group Ltd. (a)	231,000	224,553
Nine Dragons Paper (Holdings) Ltd.	343,000	423,886
NWS Holdings Ltd.	308,871	558,003
Shangri-La Asia Ltd.	254,000	415,510
Shenzhen International Holdings Ltd.	180,500	332,528
Sihuan Pharmaceutical Holdings Group Ltd.	730,000	157,178
Skyworth Digital Holdings Ltd.	366,000	143,154
Yue Yuen Industrial (Holdings) Ltd.	146,500	393,825

TOTAL BERMUDA		21,662,193

Brazil - 1.0%
Ambev SA	955,800	4,942,871
Atacadao Distribuicao Comercio e Industria Ltda	75,400	314,192
Banco Bradesco SA	206,432	1,533,404
Banco do Brasil SA	175,500	1,519,663
Banco Santander SA (Brasil) unit	84,000	816,434
BB Seguridade Participacoes SA	139,300	908,922
BM&F BOVESPA SA	417,766	2,647,977
BR Malls Participacoes SA	174,440	462,441
Brasil Foods SA (b)	107,200	646,919
CCR SA	247,500	694,369
Centrais Eletricas Brasileiras SA (Electrobras) (b)	43,400	199,696
Cielo SA	251,671	962,214
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	72,500	482,908
Companhia Siderurgica Nacional SA (CSN) (b)	118,500	289,833
Cosan SA Industria e Comercio	31,200	306,489
Drogasil SA (b)	46,800	927,197
EDP Energias do Brasil SA	62,881	228,686
Embraer SA	135,500	694,955
ENGIE Brasil Energia SA	31,500	313,800
Equatorial Energia SA	34,600	564,636
Fibria Celulose SA	50,500	995,657
Hypermarcas SA	67,100	496,103
IRB Brasil Resseguros SA	22,200	315,850
JBS SA	193,600	465,263
Klabin SA unit	142,900	769,078
Kroton Educacional SA	280,452	844,352
Localiza Rent A Car SA	104,367	660,410
Lojas Renner SA	147,380	1,212,558
M. Dias Branco SA	19,300	197,304
Magazine Luiza SA	15,400	542,670
Multiplan Empreendimentos Imobiliarios SA	57,966	310,116
Natura Cosmeticos SA	39,300	304,700
Odontoprev SA	53,800	191,073
Petrobras Distribuidora SA	70,700	367,128
Petroleo Brasileiro SA - Petrobras (ON)	603,800	3,529,527
Porto Seguro SA (b)	21,700	286,766
Rumo SA (b)	222,700	881,117
Sul America SA unit	39,547	232,543
Suzano Papel e Celulose SA	89,700	1,064,699
TIM Participacoes SA (b)	176,500	583,114
Ultrapar Participacoes SA	71,600	775,462
Vale SA	643,345	9,400,005
Weg SA	170,550	841,095

TOTAL BRAZIL		44,724,196

Canada - 6.6%
Agnico Eagle Mines Ltd. (Canada)	47,294	1,981,414
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	87,597	4,023,462
AltaGas Ltd.	53,606	1,090,787
ARC Resources Ltd.	72,643	862,770
ATCO Ltd. Class I (non-vtg.)	14,545	446,016
Bank of Montreal	130,845	10,371,240
Bank of Nova Scotia	243,180	14,411,151
Barrick Gold Corp.	237,064	2,657,027
Bausch Health Cos., Inc. (Canada) (b)	63,666	1,384,099
BCE, Inc.	30,856	1,311,235
BlackBerry Ltd. (b)	105,445	1,035,118
Bombardier, Inc. Class B (sub. vtg.) (b)	430,244	1,620,629
Brookfield Asset Management, Inc. Class A	170,347	7,187,875
CAE, Inc.	54,697	1,139,477
Cameco Corp.	80,484	869,897
Canadian Imperial Bank of Commerce	89,080	8,129,744
Canadian National Railway Co.	150,169	13,404,792
Canadian Natural Resources Ltd.	247,090	9,079,373
Canadian Pacific Railway Ltd.	29,225	5,795,799
Canadian Tire Ltd. Class A (non-vtg.)	12,809	1,744,529
Canadian Utilities Ltd. Class A (non-vtg.)	26,488	660,749
CCL Industries, Inc. Class B	30,111	1,527,713
Cenovus Energy, Inc.	211,888	2,125,640
CGI Group, Inc. Class A (sub. vtg.) (b)	51,703	3,337,831
CI Financial Corp.	56,368	984,929
Constellation Software, Inc.	4,089	2,964,254
Crescent Point Energy Corp.	110,831	755,714
Dollarama, Inc.	62,583	2,261,138
Emera, Inc.	10,848	351,496
Empire Co. Ltd. Class A (non-vtg.)	35,863	739,398
Enbridge, Inc.	343,851	12,211,951
Encana Corp.	197,486	2,725,044
Fairfax Financial Holdings Ltd. (sub. vtg.)	5,662	3,199,116
Finning International, Inc.	34,213	895,795
First Capital Realty, Inc.	34,693	540,857
First Quantum Minerals Ltd.	139,899	2,182,074
Fortis, Inc.	85,525	2,811,934
Franco-Nevada Corp.	37,743	2,768,526
George Weston Ltd.	10,419	866,775
Gildan Activewear, Inc.	44,639	1,149,904
Goldcorp, Inc.	176,078	2,200,890
Great-West Lifeco, Inc.	60,527	1,495,901
H&R REIT/H&R Finance Trust	27,148	421,145
Husky Energy, Inc.	71,689	1,219,019
Hydro One Ltd. (d)	66,687	974,019
IGM Financial, Inc.	17,774	533,555
Imperial Oil Ltd.	59,029	2,021,557
Industrial Alliance Insurance and Financial Services, Inc.	21,728	893,606
Intact Financial Corp.	28,270	2,156,678
Inter Pipeline Ltd.	77,234	1,472,424
Keyera Corp.	42,168	1,220,776
Kinross Gold Corp. (b)	253,523	915,984
Linamar Corp.	9,369	428,172
Loblaw Companies Ltd.	38,674	2,044,815
Lundin Mining Corp.	133,225	737,379
Magna International, Inc. Class A (sub. vtg.)	69,519	4,234,682
Manulife Financial Corp.	402,047	7,467,007
Methanex Corp.	13,611	940,219
Metro, Inc. Class A (sub. vtg.)	49,211	1,659,219
National Bank of Canada	69,375	3,400,887
Nutrien Ltd.	130,705	7,098,673
Onex Corp. (sub. vtg.)	17,521	1,311,465
Open Text Corp.	53,996	2,009,414
Pembina Pipeline Corp.	101,887	3,665,535
Power Corp. of Canada (sub. vtg.)	71,700	1,630,936
Power Financial Corp.	51,602	1,209,871
PrairieSky Royalty Ltd.	43,469	824,703
Restaurant Brands International, Inc.	46,686	2,978,415
Restaurant Brands International, Inc.	292	18,434
RioCan (REIT)	33,298	635,320
Rogers Communications, Inc. Class B (non-vtg.)	73,502	3,747,283
Royal Bank of Canada	292,836	22,860,050
Saputo, Inc.	47,059	1,568,935
Seven Generations Energy Ltd. (b)	54,022	617,110
Shaw Communications, Inc. Class B	91,758	1,919,311
Shopify, Inc. Class A (b)	17,760	2,474,126
Smart (REIT)	12,614	294,199
SNC-Lavalin Group, Inc.	35,854	1,587,846
Sun Life Financial, Inc.	123,812	5,063,457
Suncor Energy, Inc.	332,777	14,013,548
Teck Resources Ltd. Class B (sub. vtg.)	104,232	2,718,678
TELUS Corp. (b)	39,181	1,432,184
The Toronto-Dominion Bank	373,641	22,165,412
Thomson Reuters Corp.	57,684	2,393,652
Tourmaline Oil Corp.	52,268	1,032,623
TransCanada Corp.	178,695	8,037,394
Turquoise Hill Resources Ltd. (b)	210,681	584,663
Vermilion Energy, Inc.	23,162	797,320
West Fraser Timber Co. Ltd.	12,258	761,384
Wheaton Precious Metals Corp.	90,027	1,886,563
WSP Global, Inc.	21,009	1,194,146

TOTAL CANADA		288,577,856

Cayman Islands - 4.5%
3SBio, Inc. (d)	231,500	493,730
51job, Inc. sponsored ADR (a)(b)	4,999	458,758
58.com, Inc. ADR (b)	18,393	1,237,113
AAC Technology Holdings, Inc.	148,500	1,891,949
Agile Property Holdings Ltd.	326,000	500,896
Airtac International Group	22,000	239,920
Alibaba Group Holding Ltd. sponsored ADR (a)(b)	234,541	43,913,111
Anta Sports Products Ltd.	217,000	1,105,866
ASM Pacific Technology Ltd.	62,100	747,268
Autohome, Inc. ADR Class A (a)	11,965	1,157,614
Baidu.com, Inc. sponsored ADR (b)	56,011	13,844,799
Car, Inc. (b)	148,000	146,698
Chailease Holding Co. Ltd.	235,432	769,864
Cheung Kong Property Holdings Ltd.	524,716	4,014,396
China Conch Venture Holdings Ltd.	321,500	1,210,379
China First Capital Group Ltd. (b)	642,000	417,146
China Huishan Dairy Holdings Co. Ltd. (b)(c)	461,000	12,334
China Literature Ltd. (b)(d)	36,400	304,452
China Medical System Holdings Ltd.	283,000	483,862
China Mengniu Dairy Co. Ltd.	557,000	1,724,425
China Resources Cement Holdings Ltd.	394,000	448,763
China Resources Land Ltd.	560,634	2,049,955
China State Construction International Holdings Ltd.	421,250	501,804
China Zhongwang Holdings Ltd.	324,800	158,902
Chong Sing Holdings Fintech Group (a)(b)	3,400,000	259,904
CIFI Holdings Group Co. Ltd.	718,000	466,528
CK Hutchison Holdings Ltd.	547,716	5,952,335
Country Garden Holdings Co. Ltd.	1,541,644	2,388,364
Ctrip.com International Ltd. ADR (b)	79,454	3,269,532
Dali Foods Group Co. Ltd. (d)	412,000	345,387
ENN Energy Holdings Ltd.	152,000	1,546,327
Evergrande Real Estate Group Ltd. (a)(b)	533,000	1,470,172
Fang Holdings Ltd. ADR (b)	42,173	136,641
Fullshare Holdings Ltd. (a)	1,417,500	624,859
Future Land Development Holding Ltd.	358,000	321,555
GCL-Poly Energy Holdings Ltd. (a)(b)	2,473,000	217,398
Geely Automobile Holdings Ltd.	999,000	2,278,250
General Interface Solution Holding Ltd.	34,000	230,699
Genscript Biotech Corp. (b)	158,000	386,493
Greentown China Holdings Ltd.	174,000	204,835
Haitian International Holdings Ltd.	122,000	287,551
Hengan International Group Co. Ltd.	148,000	1,317,077
Huazhu Group Ltd. ADR	26,547	1,062,145
JD.com, Inc. sponsored ADR (b)	146,322	5,247,107
Jiayuan International Group Ltd.	200,662	389,613
Kaisa Group Holdings Ltd.	426,000	172,049
Kingboard Chemical Holdings Ltd.	140,000	487,830
Kingboard Laminates Holdings Ltd.	217,000	259,326
Kingdee International Software Group Co. Ltd.	402,000	445,070
Kingsoft Corp. Ltd.	167,000	404,253
KWG Property Holding Ltd.	254,500	289,225
Lee & Man Paper Manufacturing Ltd.	303,000	294,544
Lijun International Pharmaceutical Holding Ltd.	304,000	290,481
Logan Property Holdings Co. Ltd.	276,000	345,305
Longfor Properties Co. Ltd.	298,500	838,563
Meitu, Inc. (b)(d)	343,000	264,382
Melco Crown Entertainment Ltd. sponsored ADR	49,964	1,292,069
MGM China Holdings Ltd.	191,200	411,191
Minth Group Ltd.	146,000	550,589
Momo, Inc. ADR (b)	23,638	969,631
NetEase, Inc. ADR	16,067	4,145,286
New Oriental Education & Technology Group, Inc. sponsored ADR	28,820	2,479,673
Nexteer Auto Group Ltd.	167,000	237,445
Noah Holdings Ltd. sponsored ADR (a)(b)	5,744	293,289
Sands China Ltd.	490,800	2,526,206
Semiconductor Manufacturing International Corp. (b)	601,100	728,964
Shenzhou International Group Holdings Ltd.	151,000	1,851,657
Shimao Property Holdings Ltd.	243,500	690,259
Shui On Land Ltd.	723,500	168,683
SINA Corp. (b)	13,033	1,048,896
Sino Biopharmaceutical Ltd.	1,351,500	1,845,839
SOHO China Ltd.	400,000	188,048
Sunac China Holdings Ltd.	491,000	1,595,161
Sunny Optical Technology Group Co. Ltd.	144,600	2,385,728
TAL Education Group ADR (b)	67,049	2,144,898
Tencent Holdings Ltd.	1,156,100	52,619,187
Tingyi (Cayman Islands) Holding Corp.	394,000	910,576
Towngas China Co. Ltd.	194,852	193,634
Uni-President China Holdings Ltd.	258,000	298,133
Vipshop Holdings Ltd. ADR (b)	87,133	840,833
Want Want China Holdings Ltd.	1,014,000	838,428
Weibo Corp. sponsored ADR (a)(b)	9,373	775,616
WH Group Ltd. (d)	1,790,500	1,437,136
Wharf Real Estate Investment Co. Ltd.	246,000	1,791,159
Wuxi Biologics (Cayman), Inc. (b)	99,000	1,006,517
Wynn Macau Ltd.	310,000	912,340
Xinyi Solar Holdings Ltd.	596,000	177,683
Yuzhou Properties Co.	335,000	188,647
YY, Inc. ADR (b)	9,352	871,887
Zhen Ding Technology Holding Ltd.	96,302	226,734
Zhongsheng Group Holdings Ltd. Class H	113,000	257,412

TOTAL CAYMAN ISLANDS		199,227,238

Chile - 0.2%
Aguas Andinas SA	499,124	291,142
Banco de Chile	5,195,297	812,110
Banco de Credito e Inversiones	9,034	625,975
Banco Santander Chile	13,216,569	1,085,726
Cencosud SA	287,481	788,410
Colbun SA	1,502,321	334,506
Compania Cervecerias Unidas SA	31,789	432,164
Compania de Petroleos de Chile SA (COPEC)	80,687	1,296,442
CorpBanca SA	29,459,530	311,343
Empresa Nacional de Telecomunicaciones SA (ENTEL)	28,495	268,956
Empresas CMPC SA	252,609	1,023,674
Enel Chile SA	5,545,139	587,602
Enersis SA	5,941,972	1,049,671
LATAM Airlines Group SA	62,086	703,225
S.A.C.I. Falabella	149,083	1,388,312

TOTAL CHILE		10,999,258

China - 2.5%
Agricultural Bank of China Ltd. (H Shares)	5,990,000	2,899,969
Air China Ltd. (H Shares)	392,000	360,584
Aluminum Corp. of China Ltd. (H Shares) (b)	758,000	344,763
Angang Steel Co. Ltd. (H Shares)	222,000	235,320
Anhui Conch Cement Co. Ltd. (H Shares)	255,000	1,632,522
Anxin Trust Co. Ltd. Class A	38,000	42,001
AVIC Capital Co. Ltd. Class A	60,100	43,227
AviChina Industry & Technology Co. Ltd. (H Shares)	399,000	245,021
Baic Motor Corp. Ltd. (d)	356,500	296,135
Bank Communications Co. Ltd. (H Shares)	1,810,000	1,305,203
Bank of Beijing Co. Ltd. Class A	49,916	43,595
Bank of China Ltd. (H Shares)	16,156,000	7,632,360
Bank of Hangzhou Co. Ltd. Class A	38,780	46,278
Bank of Jiangsu Co. Ltd. Class A	62,500	58,897
Bank of Nanjing Co. Ltd. Class A	38,800	44,024
Bank of Ningbo Co. Ltd. Class A	18,500	47,331
Bank of Shanghai Co. Ltd. Class A	35,000	58,053
Baoshan Iron & Steel Co. Ltd.	38,500	49,109
BBMG Corp. (H Shares)	487,000	191,721
Beijing Capital International Airport Co. Ltd. (H Shares)	358,000	406,847
Beijing Tongrentang Co. Ltd. Class A	7,500	37,210
BOE Technology Group Co. Ltd. Class A	80,900	44,650
BYD Co. Ltd. (H Shares) (a)	129,000	729,719
CGN Power Co. Ltd. (H Shares) (d)	2,031,000	538,215
Changjiang Securities Co. Ltd. Class A	53,700	42,171
China Cinda Asset Management Co. Ltd. (H Shares)	1,685,000	472,286
China CITIC Bank Corp. Ltd. (H Shares)	1,842,000	1,180,431
China Coal Energy Co. Ltd. (H Shares)	387,000	162,215
China Communications Construction Co. Ltd. (H Shares)	901,000	995,238
China Communications Services Corp. Ltd. (H Shares)	464,000	293,804
China Construction Bank Corp. (H Shares)	19,506,000	17,834,010
China Cosco Holdings Co. Ltd. (H Shares) (b)	532,000	222,315
China Eastern Airlines Corp. Ltd. (H Shares)	288,000	179,426
China Everbright Bank Co. Ltd. (H Shares)	585,000	256,388
China Fortune Land Development Co. Ltd. Class A	11,300	43,606
China Galaxy Securities Co. Ltd. (H Shares)	713,000	368,806
China Huarong Asset Management Co. Ltd. (d)	2,064,000	525,924
China International Capital Corp. Ltd. Class H	208,000	358,280
China International Marine Containers (Group) Ltd. (H Shares)	87,000	100,090
China International Travel Service Corp. Ltd. (A Shares)	5,200	53,605
China Life Insurance Co. Ltd. (H Shares)	1,510,000	3,794,434
China Longyuan Power Grid Corp. Ltd. (H Shares)	663,000	617,467
China Merchants Bank Co. Ltd. (H Shares)	824,251	3,218,643
China Merchants Securities Co. Ltd. Class A (b)	22,100	43,728
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	14,900	41,598
China Minsheng Banking Corp. Ltd. (H Shares)	1,297,800	960,654
China Molybdenum Co. Ltd. (H Shares)	792,000	403,616
China National Building Materials Co. Ltd. (H Shares)	799,000	866,282
China National Nuclear Power Co. Ltd. Class A	65,000	54,765
China Oilfield Services Ltd. (H Shares)	350,000	321,058
China Pacific Insurance (Group) Co. Ltd. (H Shares)	545,200	2,125,495
China Petroleum & Chemical Corp. (H Shares)	5,210,000	5,008,076
China Railway Construction Corp. Ltd. (H Shares)	419,500	506,133
China Railway Group Ltd. (H Shares)	764,000	662,862
China Railway Signal & Communications Corp. (d)	293,000	207,551
China Reinsurance Group Corp.	1,096,000	229,001
China Shenhua Energy Co. Ltd. (H Shares)	687,000	1,549,219
China Shipping Container Lines Co. Ltd. (H Shares) (b)	733,000	116,734
China Shipping Development Co. Ltd. (H Shares)	242,000	105,136
China Southern Airlines Ltd. (H Shares)	402,000	283,227
China State Construction Engineering Corp. Ltd. Class A	99,960	85,101
China Telecom Corp. Ltd. (H Shares)	2,766,000	1,307,402
China Vanke Co. Ltd. (H Shares)	267,900	854,995
China Yangtze Power Co. Ltd. Class A	35,700	88,245
Chongqing Changan Automobile Co. Ltd. (B Shares)	189,300	165,205
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	481,000	293,537
CITIC Securities Co. Ltd. (H Shares)	467,500	932,731
CRRC Corp. Ltd. (H Shares)	874,950	766,928
Daqin Railway Co. Ltd. (A Shares)	50,700	66,606
Datang International Power Generation Co. Ltd. (H Shares)	558,000	161,377
Dongfeng Motor Group Co. Ltd. (H Shares)	562,000	563,500
Everbright Securities Co. Ltd. Class A	30,900	49,620
Focus Media Information Technology Co. Ltd. Class A	32,640	50,785
Foshan Haitian Flavouring & Food Co. Ltd. Class A	4,800	49,869
Founder Securities Co. Ltd. Class A	52,800	52,624
Fuyao Glass Industries Group Co. Ltd.	110,400	400,161
GDS Holdings Ltd. ADR (a)(b)	11,885	259,450
GF Securities Co. Ltd. (H Shares)	293,000	409,876
Great Wall Motor Co. Ltd. (H Shares)	642,500	460,855
Gree Electric Appliances, Inc. of Zhuhai Class A	6,900	44,736
Guangzhou Automobile Group Co. Ltd. (H Shares)	602,000	564,491
Guangzhou R&F Properties Co. Ltd. (H Shares)	184,000	330,537
Guotai Junan Securities Co. Ltd.:
Class A	18,000	39,658
Class H (a)	126,600	262,586
Haitong Securities Co. Ltd. (H Shares)	658,800	664,755
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	16,700	84,766
Henan Shuanghui Investment & Development Co. Ltd. Class A	11,600	42,959
Huadian Power International Corp. Ltd. (H Shares)	328,000	153,782
Huadong Medicine Co. Ltd. Class A	6,300	42,816
Huaneng Power International, Inc. (H Shares)	878,000	658,859
Huaneng Renewables Corp. Ltd. (H Shares)	930,000	345,978
Huatai Securities Co. Ltd. (H Shares) (d)	338,800	532,649
Huaxia Bank Co. Ltd. Class A	40,000	44,681
Huayu Automotive Systems Co. Ltd. Class A	12,631	43,236
Industrial & Commercial Bank of China Ltd. (H Shares)	14,161,000	10,482,213
Industrial Bank Co. Ltd. Class A	20,000	45,356
Industrial Securities Co. Ltd. Class A	50,000	35,595
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	12,100	46,960
Inner Mongolia Baotou Steel Union Co. Ltd. Class A	176,600	43,290
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	230,000	302,680
Jiangsu Expressway Co. Ltd. (H Shares)	234,000	284,411
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	5,300	53,578
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	2,700	50,868
Jiangxi Copper Co. Ltd. (H Shares)	270,000	340,551
Kangmei Pharmaceutical Co. Ltd. Class A	12,200	38,233
Kweichow Moutai Co. Ltd. (A Shares)	2,100	223,924
Legend Holdings Corp. (d)	66,900	199,446
Luxshare Precision Industry Co. Ltd. Class A	17,550	46,498
Luzhou Laojiao Co. Ltd. Class A	4,700	37,896
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	12,720	36,577
Metallurgical Corp. China Ltd. (H Shares)	590,000	172,887
Midea Group Co. Ltd. Class A	12,200	85,259
New China Life Insurance Co. Ltd. (H Shares)	172,000	791,077
Ningbo Zhoushan Port Co. Ltd. Class A	70,000	44,285
Orient Securities Co. Ltd. Class A	27,500	36,854
People's Insurance Co. of China Group (H Shares)	1,485,000	662,182
PetroChina Co. Ltd. (H Shares)	4,294,000	3,270,080
PICC Property & Casualty Co. Ltd. (H Shares)	1,396,933	1,575,077
Ping An Bank Co. Ltd. Class A	38,700	53,511
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	1,073,000	9,952,083
Poly Real Estate Group Co. Ltd. Class A	25,400	45,225
Postal Savings Bank of China Co. Ltd.	552,000	369,920
Power Construction Corp. of China Ltd. Class A	60,300	50,186
Qingdao Haier Co. Ltd.	17,100	43,248
SAIC Motor Corp. Ltd.	15,900	74,404
Sany Heavy Industry Co. Ltd. Class A	38,500	52,274
SDIC Power Holdings Co. Ltd. Class A	45,700	52,390
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	388,000	296,596
Shanghai Construction Group Co. Ltd. Class A	100,000	47,118
Shanghai Electric Group Co. Ltd. (H Shares)	598,000	200,373
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)	101,500	484,285
Shanghai International Airport Co. Ltd. (A Shares)	6,100	53,965
Shanghai International Port Group Co. Ltd. Class A	48,000	42,697
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	177,040	246,440
Shanghai Pharma Holding Co. Ltd. (H Shares)	184,700	489,455
Shanghai Pudong Development Bank Co. Ltd.	64,500	96,286
Shanghaioriental Pearl Media Co. Ltd.	17,300	36,034
Shenwan Hongyuan Group Co. Ltd. Class A	87,000	56,700
Shenzhen Overseas Chinese Town Co. Ltd. Class A	40,200	39,889
Sichuan Chuantou Energy Co. Ltd. class A	36,436	47,332
Sinopec Engineering Group Co. Ltd. (H Shares)	263,000	268,058
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	669,000	401,449
Sinopharm Group Co. Ltd. (H Shares)	238,800	1,010,079
Sinotrans Ltd. (H Shares)	406,000	187,765
Suning.com Co. Ltd. Class A	20,800	40,332
Tong Ren Tang Technologies Co. Ltd. (H Shares)	113,000	166,425
TravelSky Technology Ltd. (H Shares)	196,000	555,609
Tsingtao Brewery Co. Ltd. (H Shares)	78,000	416,878
Weichai Power Co. Ltd. (H Shares)	410,600	500,626
Wuliangye Yibin Co. Ltd. Class A	6,600	69,897
Xinjiang Goldwind Science & Technology Co. Ltd. (H Shares)	130,800	166,478
Yanzhou Coal Mining Co. Ltd. (H Shares)	392,000	487,437
Yonghui Superstores Co. Ltd. Class A	34,200	38,353
Yunnan Baiyao Group Co. Ltd.	2,700	39,477
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	2,498	42,222
Zhaojin Mining Industry Co. Ltd. (H Shares)	207,000	166,939
Zhejiang Century Huatong Group Co. Ltd. Class A (c)	9,100	43,412
Zhejiang Expressway Co. Ltd. (H Shares)	272,000	230,795
Zhejiang Zheneng Electric Power Co. Ltd. Class A	60,802	44,981
ZhongAn Online P & C Insurance Co. Ltd. Class H (a)(d)	32,700	149,772
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	114,300	685,155
Zijin Mng Group Co. Ltd. (H Shares)	1,208,000	446,322
ZTE Corp. (H Shares)	137,480	235,058

TOTAL CHINA		110,542,091

Colombia - 0.1%
Bancolombia SA	47,669	551,809
Cementos Argos SA	86,907	276,611
Ecopetrol SA	999,195	1,061,245
Grupo de Inversiones Suramerica SA (b)	48,515	605,913
Interconexion Electrica SA ESP	89,408	439,230
Inversiones Argos SA	61,982	416,001

TOTAL COLOMBIA		3,350,809

Czech Republic - 0.0%
Ceske Energeticke Zavody A/S	33,122	869,292
Komercni Banka A/S	15,733	683,036
MONETA Money Bank A/S (d)	92,793	318,210
Telefonica Czech Rep A/S	11,537	136,625

TOTAL CZECH REPUBLIC		2,007,163

Denmark - 1.2%
A.P. Moller - Maersk A/S:
Series A	805	1,083,220
Series B	1,283	1,842,179
Carlsberg A/S Series B	21,631	2,607,580
Christian Hansen Holding A/S	20,072	2,078,211
Coloplast A/S Series B	24,064	2,624,456
Danske Bank A/S	152,005	4,418,785
DONG Energy A/S (d)	38,382	2,367,047
DSV de Sammensluttede Vognmaend A/S	38,467	3,225,830
Genmab A/S (b)	12,436	2,131,033
H Lundbeck A/S	14,280	1,033,709
ISS Holdings A/S	34,167	1,277,131
Novo Nordisk A/S Series B	358,280	17,823,465
Novozymes A/S Series B	45,881	2,415,528
Pandora A/S	22,837	1,623,394
Tryg A/S	25,269	618,189
Vestas Wind Systems A/S	41,542	2,679,919
William Demant Holding A/S (b)	20,993	1,003,439

TOTAL DENMARK		50,853,115

Egypt - 0.0%
Commercial International Bank SAE	127,815	607,962
Commercial International Bank SAE sponsored GDR	82,964	379,560
Eastern Tobacco Co.	23,322	215,340
Elsewedy Electric Co.	15,599	163,497

TOTAL EGYPT		1,366,359

Finland - 0.7%
Elisa Corp. (A Shares)	29,111	1,265,302
Fortum Corp.	90,146	2,264,255
Kone Oyj (B Shares)	68,680	3,757,750
Metso Corp.	21,364	781,936
Neste Oyj	26,178	2,161,766
Nokia Corp.	1,140,737	6,191,532
Nokian Tyres PLC	23,117	1,002,612
Orion Oyj (B Shares)	20,354	701,176
Sampo Oyj (A Shares)	89,933	4,570,391
Stora Enso Oyj (R Shares)	111,829	1,848,395
UPM-Kymmene Corp.	108,093	3,837,460
Wartsila Corp.	90,266	1,951,667

TOTAL FINLAND		30,334,242

France - 6.9%
Accor SA	38,077	1,962,677
Aeroports de Paris	5,931	1,327,438
Air Liquide SA	78,831	10,078,870
Alstom SA	31,734	1,424,211
Amundi SA (d)	12,540	865,742
Arkema SA	14,019	1,758,162
Atos Origin SA	19,562	2,627,174
AXA SA	393,612	9,917,910
BIC SA	4,983	476,347
bioMerieux SA	8,346	694,869
BNP Paribas SA	228,029	14,844,167
Bollore SA	175,216	815,867
Bouygues SA	44,441	1,954,482
Bureau Veritas SA	53,829	1,386,677
Capgemini SA	32,465	4,168,332
Carrefour SA(a)	121,683	2,185,575
Casino Guichard Perrachon SA	10,737	437,427
CNP Assurances	34,832	814,616
Compagnie de St. Gobain	101,065	4,499,717
Credit Agricole SA	231,034	3,246,067
Danone SA	126,371	9,921,677
Dassault Aviation SA	514	949,653
Dassault Systemes SA	26,448	3,952,467
Edenred SA	49,351	1,943,048
EDF SA	117,010	1,751,368
EDF SA	5,248	78,550
Eiffage SA	15,931	1,783,160
ENGIE	370,328	5,982,490
Essilor International SA	42,227	6,231,522
Eurazeo SA	8,930	690,758
Eutelsat Communications	36,355	778,815
Faurecia SA	15,406	1,047,392
Fonciere des Regions	7,631	795,513
Gecina SA	9,363	1,597,404
Groupe Eurotunnel SA	94,878	1,253,130
Hermes International SCA	6,420	4,065,914
ICADE	6,983	676,109
Iliad SA	5,424	859,416
Imerys SA	7,389	573,718
Ingenico SA	12,470	1,034,724
Ipsen SA	7,570	1,258,309
JCDecaux SA	15,565	508,534
Kering SA	15,371	8,196,180
Klepierre SA	41,509	1,566,339
L'Oreal SA	45,967	11,260,942
L'Oreal SA (b)	5,097	1,248,657
Legrand SA	54,063	3,972,655
LVMH Moet Hennessy - Louis Vuitton SA	56,564	19,711,880
Michelin CGDE Series B	34,600	4,443,242
Natixis SA	188,987	1,359,100
Orange SA	404,581	6,894,750
Pernod Ricard SA	43,015	6,938,828
Peugeot Citroen SA	119,347	3,434,533
Publicis Groupe SA	43,588	2,786,000
Remy Cointreau SA	4,508	615,703
Remy Cointreau SA rights (b)(e)	4,508	8,698
Renault SA	38,997	3,433,310
Rexel SA	60,090	940,514
Safran SA	67,736	8,399,912
Sanofi SA	228,984	19,920,763
Schneider Electric SA	109,024	8,750,905
SCOR SE	33,741	1,312,650
SEB SA	4,463	848,578
Societe Generale Series A	155,752	6,946,224
Sodexo SA	15,877	1,758,791
Sodexo SA (b)	1,580	175,026
Sodexo SA (b)	1,000	110,776
SR Teleperformance SA	11,738	2,152,210
Suez Environnement SA	76,098	1,077,166
Thales SA	21,602	2,840,521
Total SA	494,519	32,255,180
Ubisoft Entertainment SA (b)	15,904	1,756,333
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	28,044	6,225,799
Valeo SA	48,611	2,387,417
Veolia Environnement SA	108,532	2,479,224
VINCI SA	102,052	10,262,768
Vivendi SA	210,275	5,458,649
Wendel SA	5,736	836,412

TOTAL FRANCE		305,986,633

Germany - 6.2%
adidas AG	38,204	8,450,058
Allianz SE	89,278	19,753,174
Axel Springer Verlag AG	10,035	749,830
BASF AG	186,291	17,857,582
Bayer AG	182,329	20,298,172
Bayerische Motoren Werke AG (BMW)	67,361	6,513,374
Beiersdorf AG	20,345	2,369,526
Brenntag AG	31,545	1,891,573
Commerzbank AG (b)	202,953	2,191,916
Continental AG	22,296	5,136,150
Covestro AG (d)	39,012	3,745,294
Daimler AG (Germany)	184,390	12,753,713
Delivery Hero AG (d)	18,697	1,062,121
Deutsche Bank AG	398,157	5,208,964
Deutsche Borse AG	39,136	5,157,595
Deutsche Lufthansa AG	48,756	1,368,308
Deutsche Post AG	199,451	7,045,726
Deutsche Telekom AG	675,613	11,171,317
Deutsche Wohnen AG (Bearer)	73,365	3,573,985
Drillisch AG	10,526	625,891
E.ON AG	446,204	5,034,173
Evonik Industries AG	33,747	1,248,974
Fraport AG Frankfurt Airport Services Worldwide	8,325	831,161
Fresenius Medical Care AG & Co. KGaA	43,630	4,256,289
Fresenius SE & Co. KGaA	84,312	6,508,927
GEA Group AG	35,187	1,374,274
Hannover Reuck SE	12,247	1,632,597
HeidelbergCement Finance AG	30,301	2,573,106
Henkel AG & Co. KGaA	20,994	2,251,174
Hochtief AG	3,987	716,580
Hugo Boss AG	13,122	1,182,732
Infineon Technologies AG	230,478	6,103,697
innogy SE (a)(d)	28,386	1,261,340
K&S AG	38,615	1,020,039
KION Group AG	14,567	1,000,573
Lanxess AG	17,734	1,457,829
Linde AG	7,292	1,526,315
Linde AG	30,387	7,501,024
MAN SE	7,178	805,365
Merck KGaA	26,204	2,692,788
Metro Wholesale & Food Specialist AG (a)	34,774	429,401
MTU Aero Engines Holdings AG	10,580	2,239,282
Muenchener Rueckversicherungs AG	31,441	6,967,173
OSRAM Licht AG	19,934	889,969
ProSiebenSat.1 Media AG	46,758	1,261,992
Puma AG	1,684	844,781
RWE AG	105,080	2,757,322
SAP SE	199,399	23,207,257
Schaeffler AG	34,758	476,351
Siemens AG	155,154	21,898,287
Siemens Healthineers AG (b)(d)	30,372	1,352,963
Symrise AG	25,044	2,263,160
Telefonica Deutschland Holding AG	151,713	664,739
Thyssenkrupp AG	88,451	2,360,277
TUI AG	7,441	159,187
TUI AG (GB)	82,213	1,759,990
Uniper SE	40,918	1,277,049
United Internet AG	25,335	1,362,772
Volkswagen AG	6,321	1,090,628
Vonovia SE	101,879	4,933,265
Wirecard AG	23,807	4,447,235
Zalando SE (b)	23,032	1,321,307

TOTAL GERMANY		271,867,613

Greece - 0.1%
Alpha Bank AE (b)	290,153	633,455
EFG Eurobank Ergasias SA (b)	356,217	368,640
Ff Group (b)(c)	6,325	35,501
Greek Organization of Football Prognostics SA	43,296	483,246
Hellenic Telecommunications Organization SA	51,283	665,642
Jumbo SA	22,521	360,789
National Bank of Greece SA (b)	1,055,656	343,419
Piraeus Bank SA	54,301	171,442
Titan Cement Co. SA (Reg.)	8,915	216,314

TOTAL GREECE		3,278,448

Hong Kong - 2.6%
AIA Group Ltd.	2,449,400	21,376,332
Bank of East Asia Ltd.	249,816	993,019
Beijing Enterprises Holdings Ltd.	96,500	469,034
BOC Hong Kong (Holdings) Ltd.	750,500	3,633,433
BYD Electronic International Co. Ltd.	129,500	151,129
China Agri-Industries Holdings Ltd.	399,000	158,094
China Everbright International Ltd.	490,000	596,811
China Everbright Ltd.	176,000	310,784
China Jinmao Holdings Group Ltd.	1,080,000	518,738
China Merchants Holdings International Co. Ltd.	273,123	565,102
China Mobile Ltd.	1,243,500	11,233,051
China Overseas Land and Investment Ltd.	774,000	2,430,753
China Power International Development Ltd.	842,000	209,185
China Resources Beer Holdings Co. Ltd.	295,162	1,327,450
China Resources Pharmaceutical Group Ltd. (d)	316,000	459,765
China Resources Power Holdings Co. Ltd.	394,523	760,994
China Taiping Insurance Group Ltd.	326,377	1,116,469
China Travel International Investment HK Ltd.	430,000	172,569
China Unicom Ltd.	1,246,000	1,538,518
CITIC Pacific Ltd.	1,153,000	1,627,616
CLP Holdings Ltd.	333,000	3,803,448
CNOOC Ltd.	3,618,000	6,061,410
CSPC Pharmaceutical Group Ltd.	950,000	2,481,192
Far East Horizon Ltd.	436,000	419,944
Fosun International Ltd.	522,500	954,593
Galaxy Entertainment Group Ltd.	481,000	3,863,786
Guangdong Investment Ltd.	598,000	1,030,056
Hang Lung Group Ltd.	185,000	546,818
Hang Lung Properties Ltd.	403,000	847,173
Hang Seng Bank Ltd.	155,200	4,223,533
Henderson Land Development Co. Ltd.	266,750	1,486,844
Hong Kong & China Gas Co. Ltd.	1,870,891	3,820,293
Hong Kong Exchanges and Clearing Ltd.	241,464	7,124,819
Hysan Development Co. Ltd.	130,020	711,469
Lenovo Group Ltd.	1,418,000	785,866
Link (REIT)	441,047	4,371,670
MMG Ltd. (b)	488,000	297,809
MTR Corp. Ltd.	300,107	1,682,332
New World Development Co. Ltd.	1,245,354	1,773,853
PCCW Ltd.	846,913	494,182
Power Assets Holdings Ltd.	282,000	1,995,796
Shanghai Industrial Holdings Ltd.	98,000	228,486
Shenzhen Investment Ltd.	610,000	219,937
Sino Land Ltd.	654,673	1,124,339
Sino-Ocean Group Holding Ltd.	577,591	325,992
Sinotruk Hong Kong Ltd.	139,000	196,926
SJM Holdings Ltd.	408,000	495,377
Sun Art Retail Group Ltd.	498,872	635,583
Sun Hung Kai Properties Ltd.	322,781	5,058,200
Swire Pacific Ltd. (A Shares)	102,000	1,105,892
Swire Properties Ltd.	237,200	933,805
Techtronic Industries Co. Ltd.	279,000	1,553,347
Wharf Holdings Ltd.	247,000	816,615
Wheelock and Co. Ltd.	167,000	1,182,971
Winteam Pharmaceutical Group Ltd.	458,000	337,269
Yuexiu Property Co. Ltd.	1,356,000	257,412

TOTAL HONG KONG		112,897,883

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	75,708	743,010
OTP Bank PLC	45,571	1,714,534
Richter Gedeon PLC	29,266	529,204

TOTAL HUNGARY		2,986,748

India - 2.2%
Adani Ports & Special Economic Zone Ltd.	104,834	612,144
Ambuja Cements Ltd.	112,932	380,564
Ashok Leyland Ltd.	245,885	405,139
Asian Paints Ltd.	57,570	1,220,524
Aurobindo Pharma Ltd.	50,212	433,872
Avenue Supermarts Ltd. (b)(d)	25,245	610,253
Axis Bank Ltd.	364,350	2,929,276
Bajaj Auto Ltd.	17,178	677,497
Bajaj Finance Ltd.	34,791	1,371,058
Bajaj Finserv Ltd.	7,809	795,877
Bharat Forge Ltd.	39,863	373,039
Bharat Heavy Electricals Ltd.	183,714	198,715
Bharat Petroleum Corp. Ltd.	154,054	877,046
Bharti Airtel Ltd.	284,027	1,620,522
Bharti Infratel Ltd.	67,471	282,509
Bosch Ltd.	1,387	379,281
Britannia Industries Ltd.	6,027	575,954
Cadila Healthcare Ltd.	40,609	226,268
Cipla Ltd. (b)	72,300	677,324
Coal India Ltd.	141,842	540,972
Container Corp. of India Ltd.	33,516	327,670
Dabur India Ltd.	110,192	678,519
Dr. Reddy's Laboratories Ltd.	23,659	738,548
Eicher Motors Ltd.	2,650	1,076,047
GAIL India Ltd.	160,348	878,682
Glenmark Pharmaceuticals Ltd.	28,576	242,829
Godrej Consumer Products Ltd.	47,761	918,733
Grasim Industries Ltd.	65,556	981,712
Havells India Ltd.	47,522	440,373
HCL Technologies Ltd.	113,381	1,598,364
Hero Motocorp Ltd.	10,412	501,049
Hindalco Industries Ltd.	234,673	731,511
Hindustan Petroleum Corp. Ltd.	127,067	528,611
Hindustan Unilever Ltd.	131,565	3,327,849
Housing Development Finance Corp. Ltd.	320,506	9,339,197
ICICI Bank Ltd.	482,362	2,138,420
Idea Cellular Ltd. (b)	380,671	304,993
Indiabulls Housing Finance Ltd.	56,140	1,063,634
Indian Oil Corp. Ltd.	295,235	708,762
Infosys Ltd.	352,139	7,006,286
Infosys Ltd. sponsored ADR (a)	2,307	46,555
InterGlobe Aviation Ltd. (d)	18,546	251,858
ITC Ltd.	691,541	3,007,183
JSW Steel Ltd.	173,319	836,468
Larsen & Toubro Ltd.	96,681	1,839,142
LIC Housing Finance Ltd.	62,957	486,524
Lupin Ltd.	46,535	560,378
Mahindra & Mahindra Financial Services Ltd. (b)	62,054	465,768
Mahindra & Mahindra Ltd.	151,377	2,069,549
Marico Ltd.	94,585	503,044
Maruti Suzuki India Ltd.	21,426	2,979,657
Motherson Sumi Systems Ltd.	131,359	618,036
Nestle India Ltd.	4,761	732,329
NTPC Ltd.	398,959	902,407
Oil & Natural Gas Corp. Ltd.	286,074	692,411
Petronet LNG Ltd.	114,189	382,215
Pidilite Industries Ltd. (b)	24,762	406,352
Piramal Enterprises Ltd.	16,905	661,730
Power Grid Corp. of India Ltd.	318,730	848,736
Reliance Industries Ltd.	578,168	10,016,174
Rural Electrification Corp. Ltd.	131,108	223,971
Shree Cement Ltd.	1,588	394,752
Shriram Transport Finance Co. Ltd.	30,333	612,398
Siemens India Ltd.	14,569	210,427
State Bank of India (b)	354,732	1,520,798
Sun Pharmaceutical Industries Ltd.	170,483	1,415,711
Tata Consultancy Services Ltd.	183,622	5,203,964
Tata Motors Ltd. (b)	322,106	1,220,822
Tata Power Co. Ltd.	210,949	229,714
Tata Steel Ltd.	72,644	597,461
Tech Mahindra Ltd.	95,385	948,486
Titan Co. Ltd.	63,099	840,905
Ultratech Cemco Ltd.	19,634	1,202,762
United Spirits Ltd. (b)	60,700	520,507
UPL Ltd.	73,125	687,937
Vakrangee Ltd.	84,460	58,910
Vedanta Ltd. (b)	264,912	859,822
Wipro Ltd.	229,444	926,356
Yes Bank Ltd.	345,606	1,857,519
Zee Entertainment Enterprises Ltd.	97,267	748,967

TOTAL INDIA		97,308,328

Indonesia - 0.5%
PT Adaro Energy Tbk	2,745,700	362,729
PT AKR Corporindo Tbk	334,100	97,542
PT Astra International Tbk	4,121,100	2,043,403
PT Bank Central Asia Tbk	2,008,800	3,242,359
PT Bank Danamon Indonesia Tbk Series A	641,100	292,318
PT Bank Mandiri (Persero) Tbk	3,802,200	1,755,470
PT Bank Negara Indonesia (Persero) Tbk	1,520,000	780,028
PT Bank Rakyat Indonesia Tbk	11,286,800	2,402,946
PT Bank Tabungan Negara Tbk	811,400	132,795
PT Bumi Serpong Damai Tbk	1,483,600	138,895
PT Charoen Pokphand Indonesia Tbk	1,405,800	440,653
PT Gudang Garam Tbk	102,200	532,617
PT Hanjaya Mandala Sampoerna Tbk	1,962,800	522,687
PT Indah Kiat Pulp & Paper Tbk	556,500	740,971
PT Indocement Tunggal Prakarsa Tbk	389,700	381,728
PT Indofood CBP Sukses Makmur Tbk	446,400	270,100
PT Indofood Sukses Makmur Tbk	931,600	410,240
PT Jasa Marga Tbk	504,596	164,116
PT Kalbe Farma Tbk	4,035,000	362,367
PT Matahari Department Store Tbk	472,100	262,732
PT Pakuwon Jati Tbk	3,488,300	124,582
PT Perusahaan Gas Negara Tbk Series B	2,078,500	245,038
PT Semen Gresik (Persero) Tbk	564,700	297,623
PT Surya Citra Media Tbk	1,168,600	166,132
PT Telekomunikasi Indonesia Tbk Series B	10,257,200	2,543,463
PT Tower Bersama Infrastructure Tbk	366,700	133,507
PT Unilever Indonesia Tbk	305,200	915,388
PT United Tractors Tbk	342,300	836,760
PT Waskita Karya Persero Tbk	895,000	131,581

TOTAL INDONESIA		20,730,770

Ireland - 0.4%
AIB Group PLC	161,039	922,724
Bank Ireland Group PLC	196,701	1,689,440
CRH PLC	169,678	5,803,463
CRH PLC sponsored ADR	769	26,369
DCC PLC (United Kingdom)	18,311	1,694,404
James Hardie Industries PLC CDI	89,806	1,434,509
Kerry Group PLC Class A	32,182	3,413,224
Paddy Power Betfair PLC (Ireland)	17,160	1,871,159
Ryanair Holdings PLC (b)	12,173	200,706
Ryanair Holdings PLC sponsored ADR (b)	3,659	385,659
Smurfit Kappa Group PLC	45,717	1,875,348

TOTAL IRELAND		19,317,005

Isle of Man - 0.1%
Gaming VC Holdings SA	110,558	1,697,821
Genting Singapore Ltd.	1,202,600	1,130,736
NEPI Rockcastle PLC	76,862	712,145

TOTAL ISLE OF MAN		3,540,702

Israel - 0.4%
Azrieli Group	8,840	422,958
Bank Hapoalim BM (Reg.)	215,732	1,524,494
Bank Leumi le-Israel BM	297,269	1,861,878
Bezeq The Israel Telecommunication Corp. Ltd.	439,937	465,910
Check Point Software Technologies Ltd. (a)(b)	26,483	2,983,840
Elbit Systems Ltd. (Israel)	4,554	545,657
Frutarom Industries Ltd.	7,999	807,480
Israel Chemicals Ltd.	143,846	687,462
Mizrahi Tefahot Bank Ltd.	27,878	541,511
NICE Systems Ltd. (b)	11,359	1,238,224
NICE Systems Ltd. sponsored ADR (b)	976	106,774
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	195,925	4,690,445

TOTAL ISRAEL		15,876,633

Italy - 1.3%
Assicurazioni Generali SpA	238,153	4,232,960
Atlantia SpA	100,505	2,981,623
Davide Campari-Milano SpA	115,159	970,907
Enel SpA	1,651,483	9,200,293
Eni SpA	516,336	9,938,714
Intesa Sanpaolo SpA	2,733,345	8,376,715
Intesa Sanpaolo SpA (Risparmio Shares)	193,136	616,327
Leonardo SpA	80,130	960,425
Luxottica Group SpA	34,489	2,335,090
Mediobanca SpA	124,413	1,292,465
Moncler SpA	36,349	1,603,277
Pirelli & C. S.p.A. (d)	81,471	711,843
Poste Italiane SpA (d)	104,095	969,649
Prysmian SpA	48,286	1,239,368
Recordati SpA	20,700	774,093
Snam Rete Gas SpA	462,404	1,987,117
Telecom Italia SpA (b)	2,295,713	1,765,802
Terna SpA	287,651	1,611,187
UniCredit SpA	407,418	7,224,346

TOTAL ITALY		58,792,201

Japan - 16.0%
ABC-MART, Inc.	7,000	378,751
ACOM Co. Ltd.	75,900	302,066
AEON Co. Ltd.	123,700	2,513,432
AEON Financial Service Co. Ltd.	22,300	459,302
AEON MALL Co. Ltd.	20,870	364,709
Agc, Inc.	38,200	1,601,138
Air Water, Inc.	30,100	548,080
Aisin Seiki Co. Ltd.	32,900	1,527,085
Ajinomoto Co., Inc.	92,900	1,644,836
Alfresa Holdings Corp.	38,200	913,192
All Nippon Airways Ltd.	23,100	848,260
Alps Electric Co. Ltd.	38,200	1,102,014
Amada Holdings Co. Ltd.	67,200	675,693
Aozora Bank Ltd.	23,400	874,425
Asahi Group Holdings	73,500	3,572,452
Asahi Kasei Corp.	256,400	3,427,285
Asics Corp.	32,100	520,478
Astellas Pharma, Inc.	398,800	6,504,780
Bandai Namco Holdings, Inc.	40,600	1,621,240
Bank of Kyoto Ltd.	10,900	527,380
Benesse Holdings, Inc.	15,200	552,591
Bridgestone Corp.	123,600	4,875,575
Brother Industries Ltd.	44,500	904,606
Calbee, Inc.	16,000	529,446
Canon, Inc.	202,700	6,576,468
Casio Computer Co. Ltd.	38,400	628,296
Central Japan Railway Co.	29,200	6,081,713
Chiba Bank Ltd.	123,400	880,887
Chubu Electric Power Co., Inc.	125,200	1,932,307
Chugai Pharmaceutical Co. Ltd.	45,400	2,309,303
Chugoku Electric Power Co., Inc.	55,100	724,384
Coca-Cola West Co. Ltd.	27,200	979,117
Concordia Financial Group Ltd.	222,600	1,196,839
Credit Saison Co. Ltd.	33,300	519,863
CyberAgent, Inc.	20,500	1,076,197
CYBERDYNE, Inc. (a)(b)	22,400	263,235
Dai Nippon Printing Co. Ltd.	49,800	1,088,058
Dai-ichi Mutual Life Insurance Co.	218,800	4,131,270
Daicel Chemical Industries Ltd.	54,000	593,051
Daifuku Co. Ltd.	20,600	899,978
Daiichi Sankyo Kabushiki Kaisha	115,100	4,774,051
Daikin Industries Ltd.	50,600	6,048,217
Dainippon Sumitomo Pharma Co. Ltd.	31,900	619,066
Daito Trust Construction Co. Ltd.	14,800	2,470,527
Daiwa House Industry Co. Ltd.	114,900	4,189,892
Daiwa House REIT Investment Corp.	348	858,990
Daiwa Securities Group, Inc.	328,000	1,913,057
DeNA Co. Ltd.	21,800	411,162
DENSO Corp.	88,600	4,382,608
Dentsu, Inc.	44,000	1,847,592
Disco Corp.	5,900	1,000,966
Don Quijote Holdings Co. Ltd.	24,400	1,139,096
East Japan Railway Co.	62,500	5,845,760
Eisai Co. Ltd.	51,200	4,407,922
Electric Power Development Co. Ltd.	29,800	806,198
FamilyMart Co. Ltd.	15,400	1,437,139
Fanuc Corp.	39,300	7,924,488
Fast Retailing Co. Ltd.	11,800	5,167,880
Fuji Electric Co. Ltd.	122,000	901,216
Fujifilm Holdings Corp.	78,200	3,227,689
Fujitsu Ltd.	399,000	2,719,355
Fukuoka Financial Group, Inc.	146,000	799,085
Hakuhodo DY Holdings, Inc.	46,800	717,392
Hamamatsu Photonics K.K.	29,000	1,226,758
Hankyu Hanshin Holdings, Inc.	46,400	1,844,547
Hikari Tsushin, Inc.	4,500	754,595
Hino Motors Ltd.	54,300	613,494
Hirose Electric Co. Ltd.	6,383	775,790
Hisamitsu Pharmaceutical Co., Inc.	11,300	824,648
Hitachi Chemical Co. Ltd.	22,300	440,356
Hitachi Construction Machinery Co. Ltd.	22,500	723,649
Hitachi High-Technologies Corp.	13,600	554,630
Hitachi Ltd.	981,000	6,857,937
Hitachi Metals Ltd.	43,300	467,794
Honda Motor Co. Ltd.	330,700	10,096,488
Hoshizaki Corp.	10,800	1,087,582
Hoya Corp.	77,400	4,637,839
Hulic Co. Ltd.	62,100	607,588
Idemitsu Kosan Co. Ltd.	26,700	1,201,100
IHI Corp.	29,800	1,046,584
Iida Group Holdings Co. Ltd.	28,800	563,817
INPEX Corp.	207,800	2,281,412
Isetan Mitsukoshi Holdings Ltd.	67,800	819,350
Isuzu Motors Ltd.	110,100	1,489,954
Itochu Corp.	286,900	5,094,310
J. Front Retailing Co. Ltd.	45,300	664,059
Japan Airlines Co. Ltd.	23,800	877,587
Japan Airport Terminal Co. Ltd.	9,900	469,257
Japan Exchange Group, Inc.	103,500	1,837,388
Japan Post Bank Co. Ltd.	82,300	987,026
Japan Post Holdings Co. Ltd.	319,500	3,522,734
Japan Prime Realty Investment Corp.	164	590,350
Japan Real Estate Investment Corp.	266	1,391,674
Japan Retail Fund Investment Corp.	528	962,833
Japan Tobacco, Inc.	223,000	6,346,515
JFE Holdings, Inc.	100,000	2,032,030
JGC Corp.	42,300	820,802
JSR Corp.	39,600	758,249
JTEKT Corp.	42,300	613,431
JX Holdings, Inc.	660,700	4,843,857
Kajima Corp.	181,000	1,412,221
Kakaku.com, Inc.	28,500	599,490
Kamigumi Co. Ltd.	21,100	440,814
Kaneka Corp.	50,000	439,118
Kansai Electric Power Co., Inc.	144,100	2,051,330
Kansai Paint Co. Ltd.	36,200	830,740
Kao Corp.	100,400	7,334,420
Kawasaki Heavy Industries Ltd.	28,100	826,224
KDDI Corp.	367,400	10,227,264
Keihan Electric Railway Co., Ltd.	20,000	727,094
Keihin Electric Express Railway Co. Ltd.	44,800	732,810
Keio Corp.	20,900	1,026,378
Keisei Electric Railway Co.	26,100	869,065
Keyence Corp.	19,720	10,389,529
Kikkoman Corp.	29,500	1,400,097
Kintetsu Group Holdings Co. Ltd.	35,300	1,401,708
Kirin Holdings Co. Ltd.	166,800	4,270,315
Kobayashi Pharmaceutical Co. Ltd.	10,000	832,625
Kobe Steel Ltd.	61,100	602,157
Koito Manufacturing Co. Ltd.	21,100	1,353,012
Komatsu Ltd.	187,400	5,537,317
Konami Holdings Corp.	19,000	893,928
Konica Minolta, Inc.	92,000	825,912
Kose Corp.	6,200	1,186,048
Kubota Corp.	200,600	3,367,681
Kuraray Co. Ltd.	65,200	921,530
Kurita Water Industries Ltd.	19,300	562,697
Kyocera Corp.	65,100	3,788,839
Kyowa Hakko Kirin Co., Ltd.	52,800	1,003,216
Kyushu Electric Power Co., Inc.	77,300	908,395
Kyushu Railway Co.	32,500	996,959
Lawson, Inc.	9,900	594,097
LINE Corp. (b)	14,600	637,824
Lion Corp.	46,000	831,427
LIXIL Group Corp.	54,400	1,112,180
M3, Inc.	42,700	1,621,084
Mabuchi Motor Co. Ltd.	9,500	466,440
Makita Corp.	45,500	2,038,680
Marubeni Corp.	316,500	2,416,373
Marui Group Co. Ltd.	39,500	784,831
Maruichi Steel Tube Ltd.	10,800	371,381
Mazda Motor Corp.	115,800	1,444,993
McDonald's Holdings Co. (Japan) Ltd.	13,300	635,174
Mebuki Financial Group, Inc.	168,740	600,622
Medipal Holdings Corp.	35,300	715,692
Meiji Holdings Co. Ltd.	24,800	1,950,188
Minebea Mitsumi, Inc.	79,300	1,423,207
Misumi Group, Inc.	57,600	1,464,018
Mitsubishi Chemical Holdings Corp.	260,200	2,279,211
Mitsubishi Corp.	274,200	7,664,722
Mitsubishi Electric Corp.	370,600	5,035,241
Mitsubishi Estate Co. Ltd.	239,900	4,162,893
Mitsubishi Gas Chemical Co., Inc.	32,100	714,833
Mitsubishi Heavy Industries Ltd.	61,400	2,305,639
Mitsubishi Materials Corp.	21,400	608,566
Mitsubishi Motors Corp. of Japan	136,300	1,042,002
Mitsubishi Tanabe Pharma Corp.	51,500	963,538
Mitsubishi UFJ Financial Group, Inc.	2,397,400	14,712,523
Mitsubishi UFJ Lease & Finance Co. Ltd.	79,900	483,051
Mitsui & Co. Ltd.	346,400	5,805,677
Mitsui Chemicals, Inc.	37,000	996,525
Mitsui Fudosan Co. Ltd.	181,000	4,328,021
Mitsui OSK Lines Ltd.	23,600	612,364
Mizuho Financial Group, Inc.	4,894,900	8,508,755
MS&AD Insurance Group Holdings, Inc.	96,400	2,952,700
Murata Manufacturing Co. Ltd.	36,600	6,382,865
Nabtesco Corp.	23,000	710,683
Nagoya Railroad Co. Ltd.	35,800	897,761
NEC Corp.	52,700	1,464,051
New Hampshire Foods Ltd.	18,700	744,467
Nexon Co. Ltd. (b)	89,400	1,283,254
NGK Insulators Ltd.	53,700	943,054
NGK Spark Plug Co. Ltd.	32,300	927,273
Nidec Corp.	45,400	6,569,530
Nikon Corp.	63,700	1,075,318
Nintendo Co. Ltd.	23,000	7,778,303
Nippon Building Fund, Inc.	273	1,518,633
Nippon Electric Glass Co. Ltd.	17,600	568,839
Nippon Express Co. Ltd.	15,100	988,431
Nippon Paint Holdings Co. Ltd. (a)	29,700	1,290,900
Nippon Prologis REIT, Inc.	349	705,709
Nippon Steel & Sumitomo Metal Corp.	154,570	3,082,630
Nippon Telegraph & Telephone Corp.	140,300	6,489,374
Nippon Yusen KK	30,800	593,993
Nissan Chemical Corp.	26,100	1,170,105
Nissan Motor Co. Ltd.	470,900	4,454,293
Nisshin Seifun Group, Inc.	40,295	789,582
Nissin Food Holdings Co. Ltd.	11,600	799,857
Nitori Holdings Co. Ltd.	16,200	2,443,438
Nitto Denko Corp.	33,500	2,430,630
NKSJ Holdings, Inc.	67,450	2,741,449
NOK Corp.	15,900	318,242
Nomura Holdings, Inc.	702,500	3,330,839
Nomura Real Estate Holdings, Inc.	24,300	529,182
Nomura Real Estate Master Fund, Inc.	794	1,124,801
Nomura Research Institute Ltd.	22,902	1,097,838
NSK Ltd.	71,900	785,276
NTT Data Corp.	128,800	1,467,126
NTT DOCOMO, Inc.	276,900	7,128,773
Obayashi Corp.	132,100	1,379,147
OBIC Co. Ltd.	13,400	1,148,075
Odakyu Electric Railway Co. Ltd.	60,200	1,275,082
Oji Holdings Corp.	175,000	1,038,376
Olympus Corp.	59,200	2,403,330
OMRON Corp.	39,100	1,762,411
Ono Pharmaceutical Co. Ltd.	77,200	1,818,928
Oracle Corp. Japan	7,900	662,720
Oriental Land Co. Ltd.	40,600	4,404,400
ORIX Corp.	268,800	4,351,187
Osaka Gas Co. Ltd.	76,300	1,468,414
Otsuka Corp.	21,400	834,450
Otsuka Holdings Co. Ltd.	79,200	3,657,480
Panasonic Corp.	448,000	5,756,402
Park24 Co. Ltd.	20,500	575,683
Pola Orbis Holdings, Inc.	19,000	735,769
Rakuten, Inc.	172,400	1,215,343
Recruit Holdings Co. Ltd.	223,600	6,126,969
Renesas Electronics Corp. (b)	169,200	1,507,161
Resona Holdings, Inc.	421,800	2,399,081
Ricoh Co. Ltd.	137,800	1,345,285
Rinnai Corp.	6,700	578,831
ROHM Co. Ltd.	19,300	1,639,762
Ryohin Keikaku Co. Ltd.	4,800	1,538,971
Sankyo Co. Ltd. (Gunma)	8,600	338,416
Santen Pharmaceutical Co. Ltd.	73,900	1,232,603
SBI Holdings, Inc. Japan	45,530	1,239,895
Secom Co. Ltd.	42,600	3,256,026
Sega Sammy Holdings, Inc.	35,800	569,906
Seibu Holdings, Inc.	44,500	749,792
Seiko Epson Corp.	57,200	1,032,614
Sekisui Chemical Co. Ltd.	75,200	1,343,734
Sekisui House Ltd.	126,400	2,154,551
Seven & i Holdings Co. Ltd.	152,700	6,236,251
Seven Bank Ltd.	126,300	381,786
SG Holdings Co. Ltd.	19,600	428,583
Sharp Corp. (a)	35,400	818,396
Shimadzu Corp.	45,200	1,285,480
Shimamura Co. Ltd.	4,400	411,608
SHIMANO, Inc.	15,100	2,167,464
SHIMIZU Corp.	114,100	1,194,217
Shin-Etsu Chemical Co. Ltd.	74,500	7,536,540
Shinsei Bank Ltd.	34,600	544,953
Shionogi & Co. Ltd.	56,900	3,105,748
Shiseido Co. Ltd.	77,100	5,679,996
Shizuoka Bank Ltd.	92,100	851,236
Showa Shell Sekiyu K.K.	39,000	640,085
SMC Corp.	11,600	3,888,280
SoftBank Corp.	167,500	13,989,972
Sohgo Security Services Co., Ltd.	14,800	676,367
Sony Corp.	256,800	13,802,190
Sony Financial Holdings, Inc.	34,700	666,812
Stanley Electric Co. Ltd.	27,500	962,863
Start Today Co. Ltd.	41,100	1,648,558
Subaru Corp.	124,900	3,650,256
Sumco Corp.	47,700	1,020,625
Sumitomo Chemical Co. Ltd.	301,000	1,733,378
Sumitomo Corp.	228,500	3,762,652
Sumitomo Electric Industries Ltd.	153,100	2,355,159
Sumitomo Heavy Industries Ltd.	22,200	773,420
Sumitomo Metal Mining Co. Ltd.	47,300	1,700,284
Sumitomo Mitsui Financial Group, Inc.	272,700	10,822,847
Sumitomo Mitsui Trust Holdings, Inc.	67,500	2,681,210
Sumitomo Realty & Development Co. Ltd.	73,000	2,674,678
Sumitomo Rubber Industries Ltd.	33,700	556,367
Sundrug Co. Ltd.	15,300	611,644
Suntory Beverage & Food Ltd.	28,300	1,203,474
Suzuken Co. Ltd.	15,030	656,634
Suzuki Motor Corp.	69,700	4,099,609
Sysmex Corp.	33,900	3,204,606
T&D Holdings, Inc.	113,200	1,691,443
Taiheiyo Cement Corp.	24,700	780,465
Taisei Corp.	43,300	2,408,090
Taisho Pharmaceutical Holdings Co. Ltd.	7,300	824,567
Taiyo Nippon Sanso Corp.	25,100	383,857
Takashimaya Co. Ltd.	55,000	460,625
Takeda Pharmaceutical Co. Ltd.	144,500	6,101,212
TDK Corp.	26,300	2,817,700
Teijin Ltd.	36,600	683,582
Temp Holdings Co., Ltd.	35,200	766,237
Terumo Corp.	61,600	3,384,068
The Suruga Bank Ltd.	32,800	293,635
THK Co. Ltd.	24,200	654,697
Tobu Railway Co. Ltd.	39,900	1,176,160
Toho Co. Ltd.	23,000	686,768
Toho Gas Co. Ltd.	15,200	517,247
Tohoku Electric Power Co., Inc.	89,100	1,130,733
Tokio Marine Holdings, Inc.	136,600	6,498,876
Tokyo Century Corp.	8,700	474,623
Tokyo Electric Power Co., Inc. (b)	296,800	1,422,215
Tokyo Electron Ltd.	31,800	5,574,542
Tokyo Gas Co. Ltd.	79,100	1,932,050
Tokyo Tatemono Co. Ltd.	40,800	549,341
Tokyu Corp.	100,300	1,726,815
Tokyu Fudosan Holdings Corp.	100,300	681,783
Toppan Printing Co. Ltd.	101,000	777,123
Toray Industries, Inc.	281,700	2,183,122
Toshiba Corp. (b)	1,323,000	4,058,391
Tosoh Corp.	53,000	865,658
Toto Ltd.	28,800	1,345,943
Toyo Seikan Group Holdings Ltd.	30,300	558,759
Toyo Suisan Kaisha Ltd.	18,400	664,812
Toyoda Gosei Co. Ltd.	14,100	355,605
Toyota Industries Corp.	29,700	1,670,733
Toyota Motor Corp.	463,382	30,458,610
Toyota Tsusho Corp.	43,200	1,476,711
Trend Micro, Inc.	24,300	1,435,804
Tsuruha Holdings, Inc.	7,500	921,612
Unicharm Corp.	81,800	2,485,128
United Urban Investment Corp.	591	916,509
USS Co. Ltd.	45,000	851,585
West Japan Railway Co.	33,400	2,334,992
Yahoo! Japan Corp. (a)	290,700	1,105,997
Yakult Honsha Co. Ltd.	22,600	1,625,041
Yamada Denki Co. Ltd. (a)	131,400	651,036
Yamaguchi Financial Group, Inc.	40,000	452,891
Yamaha Corp.	28,100	1,314,896
Yamaha Motor Co. Ltd.	56,000	1,478,398
Yamato Holdings Co. Ltd.	62,700	1,817,253
Yamazaki Baking Co. Ltd.	24,400	605,554
Yaskawa Electric Corp.	48,300	1,597,318
Yokogawa Electric Corp.	45,200	803,922
Yokohama Rubber Co. Ltd.	25,000	535,492

TOTAL JAPAN		704,612,296

Korea (South) - 3.3%
AMOREPACIFIC Corp.	6,577	1,580,058
AMOREPACIFIC Group, Inc.	5,913	508,739
BGF Retail Co. Ltd.	1,685	255,746
BS Financial Group, Inc.	55,102	443,896
Celltrion Healthcare Co. Ltd.	6,701	549,455
Celltrion Pharm, Inc.	3,123	197,454
Celltrion, Inc. (b)	16,505	4,024,453
Cheil Industries, Inc.	15,424	1,710,746
Cheil Worldwide, Inc.	14,313	259,659
CJ CheilJedang Corp.	1,663	504,813
CJ Corp.	2,787	351,670
CJ O Shopping Co. Ltd.	1,488	309,903
Coway Co. Ltd.	9,904	834,324
Daelim Industrial Co.	5,871	413,380
Daewoo Engineering & Construction Co. Ltd. (b)	34,104	173,970
Db Insurance Co. Ltd.	10,345	599,255
DGB Financial Group Co. Ltd.	32,192	270,322
Dong Suh Companies, Inc.	5,993	137,248
Doosan Bobcat, Inc.	6,913	206,433
Doosan Heavy Industries & Construction Co. Ltd. (b)	11,852	160,195
E-Mart Co. Ltd.	4,219	827,909
GS Engineering & Construction Corp.	10,469	425,917
GS Holdings Corp.	10,662	515,160
GS Retail Co. Ltd.	5,894	176,004
Hana Financial Group, Inc.	60,119	2,424,262
Hankook Tire Co. Ltd.	15,301	610,133
Hanmi Pharm Co. Ltd.	1,311	499,806
Hanmi Science Co. Ltd.	2,543	158,271
Hanon Systems	35,715	343,207
Hanssem Co. Ltd.	2,000	173,152
Hanwha Chemical Corp.	22,403	425,538
Hanwha Corp.	8,590	248,025
Hanwha Life Insurance Co. Ltd.	62,699	291,120
HDC Hyundai Development Co. (b)	6,658	343,822
HLB, Inc. (b)	6,289	384,636
Hotel Shilla Co.	6,436	576,857
Hyundai Department Store Co. Ltd.	2,962	261,759
Hyundai Engineering & Construction Co. Ltd.	15,820	831,158
Hyundai Fire & Marine Insurance Co. Ltd.	11,954	393,467
Hyundai Glovis Co. Ltd.	3,985	490,310
Hyundai Heavy Industries Co. Ltd. (b)	7,371	705,014
Hyundai Industrial Development & Construction Co.	4,765	113,832
Hyundai Mobis	13,827	2,831,290
Hyundai Motor Co.	31,391	3,650,870
Hyundai Robotics Co. Ltd. (b)	2,000	602,621
Hyundai Steel Co.	16,269	784,615
Industrial Bank of Korea	51,558	724,656
ING Life Insurance Korea Ltd. (d)	6,276	237,858
Kakao Corp.	9,221	931,648
Kangwon Land, Inc.	24,347	568,513
KB Financial Group, Inc.	80,658	3,894,738
KCC Corp.	1,104	336,117
KEPCO Plant Service & Engineering Co. Ltd.	4,991	154,418
Kia Motors Corp.	53,624	1,526,652
Korea Aerospace Industries Ltd. (b)	14,252	449,907
Korea Electric Power Corp.	52,163	1,557,262
Korea Express Co. Ltd. (b)	1,608	218,064
Korea Gas Corp. (b)	5,699	298,393
Korea Investment Holdings Co. Ltd.	8,492	544,540
Korea Zinc Co. Ltd.	1,736	643,125
Korean Air Lines Co. Ltd.	9,109	238,877
KT Corp.	2,367	60,667
KT Corp. sponsored ADR	4,577	62,705
KT&G Corp.	23,648	2,346,811
Kumho Petro Chemical Co. Ltd.	3,489	354,080
LG Chemical Ltd.	9,325	3,140,520
LG Corp.	19,277	1,305,366
LG Display Co. Ltd.	47,363	902,094
LG Electronics, Inc.	21,604	1,451,300
LG Household & Health Care Ltd.	1,927	2,094,057
LG Innotek Co. Ltd.	2,694	394,373
Lotte Chemical Corp.	3,483	1,124,537
Lotte Confectionery Co. Ltd. (b)	5,621	265,534
Lotte Shopping Co. Ltd.	2,390	442,167
Medy-Tox, Inc.	884	569,872
Mirae Asset Daewoo Co. Ltd.	81,270	594,123
NAVER Corp.	5,692	3,660,154
NCSOFT Corp.	3,517	1,217,638
Netmarble Corp. (d)	5,227	678,331
Oci Co. Ltd.	3,640	322,983
Orion Corp./Republic of Korea	4,559	546,603
Ottogi Corp.	238	188,524
Pearl Abyss Corp. (b)	1,151	226,381
POSCO	15,928	4,709,663
Posco Daewoo Corp.	10,498	180,550
S-Oil Corp.	9,159	966,512
S1 Corp.	3,231	251,581
Samsung Biologics Co. Ltd. (b)(d)	3,302	1,106,133
Samsung Card Co. Ltd.	5,624	178,801
Samsung Electro-Mechanics Co. Ltd.	11,405	1,572,263
Samsung Electronics Co. Ltd.	976,660	40,567,348
Samsung Engineering Co. Ltd. (b)	31,899	487,021
Samsung Fire & Marine Insurance Co. Ltd.	6,280	1,539,727
Samsung Heavy Industries Co. Ltd. (b)	78,775	457,735
Samsung Life Insurance Co. Ltd.	14,324	1,238,831
Samsung SDI Co. Ltd.	11,169	2,297,054
Samsung SDS Co. Ltd.	6,949	1,307,458
Samsung Securities Co. Ltd.	12,729	371,534
Shinhan Financial Group Co. Ltd.	86,695	3,397,646
Shinsegae Co. Ltd.	1,533	457,090
SillaJen, Inc. (b)	10,410	488,026
SK C&C Co. Ltd.	6,451	1,526,614
SK Energy Co. Ltd.	13,140	2,342,488
SK Hynix, Inc.	118,155	9,157,657
SK Telecom Co. Ltd.	4,113	923,490
STX Pan Ocean Co. Ltd. (Korea) (b)	43,787	202,523
ViroMed Co. Ltd. (b)	2,757	494,218
Woori Bank	95,874	1,455,154
Woori Investment & Securities Co. Ltd.	26,870	313,713
Yuhan Corp.	1,637	327,850

TOTAL KOREA (SOUTH)		145,172,742

Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	134,852	4,338,818
Eurofins Scientific SA	2,336	1,274,565
Millicom International Cellular SA (depository receipt) (b)	13,807	884,042
PLAY Communications SA (d)	23,760	139,126
Reinet Investments SCA	29,906	576,748
RTL Group SA	7,675	572,141
SES SA (France) (depositary receipt)	74,928	1,497,814
Tenaris SA	95,961	1,757,972

TOTAL LUXEMBOURG		11,041,226

Malaysia - 0.6%
AirAsia Group BHD	300,900	263,519
Alliance Bank Malaysia Bhd	222,900	219,884
AMMB Holdings Bhd	318,100	314,579
Astro Malaysia Holdings Bhd (d)	299,300	134,740
Axiata Group Bhd	572,683	618,469
British American Tobacco (Malaysia) Bhd	30,700	258,892
Bumiputra-Commerce Holdings Bhd	927,871	1,333,030
Dialog Group Bhd	744,122	607,745
DiGi.com Bhd	638,800	715,016
Felda Global Ventures Holdings Bhd (d)	279,200	118,823
Fraser & Neave Holdings BHD	25,900	237,910
Gamuda Bhd	399,500	380,336
Genting Bhd	429,900	925,369
Genting Malaysia Bhd	610,800	760,307
Genting Plantations Bhd	48,500	111,556
Hap Seng Consolidated Bhd	125,000	301,353
Hartalega Holdings Bhd	254,700	385,339
Hong Leong Bank Bhd	135,300	634,396
Hong Leong Credit Bhd	45,600	202,816
IHH Healthcare Bhd (d)	497,500	723,303
IJM Corp. Bhd	551,500	265,914
IOI Corp. Bhd	378,900	430,632
IOI Properties Group Bhd	282,350	131,972
Kuala Lumpur Kepong Bhd	83,900	511,037
Malayan Banking Bhd	771,872	1,862,746
Malaysia Airports Holdings Bhd	184,602	420,066
Maxis Bhd	476,300	678,420
MISC Bhd	226,700	372,535
My E.G.Services Bhd	442,000	134,829
Nestle (Malaysia) BHD	11,200	406,672
Petronas Chemicals Group Bhd	488,700	1,073,577
Petronas Dagangan Bhd	39,700	263,495
Petronas Gas Bhd	144,600	666,618
PPB Group Bhd	121,080	491,469
Press Metal Bhd	252,200	296,560
Public Bank Bhd	591,000	3,498,022
RHB Capital Bhd	213,374	285,548
RHB Capital Bhd (b)(c)	46,292	0
Sime Darby Bhd	455,285	282,243
Sime Darby Plantation Bhd	493,485	637,342
Sime Darby Property Bhd	627,685	206,912
SP Setia Bhd	308,677	225,528
Telekom Malaysia Bhd	213,826	208,829
Tenaga Nasional Bhd	632,700	2,440,525
Top Glove Corp. Bhd	142,800	356,210
UMW Holdings Bhd	94,200	139,041
Westports Holdings Bhd	234,100	213,080
YTL Corp. Bhd	657,222	218,266

TOTAL MALAYSIA		25,965,470

Mauritius - 0.0%
Golden Agri-Resources Ltd.	1,340,600	275,732
Mexico - 0.8%
Alfa SA de CV Series A	627,200	853,418
Alsea S.A.B. de CV	100,900	348,050
America Movil S.A.B. de CV Series L	6,830,300	5,852,632
Banco Santander Mexico SA	350,460	590,815
CEMEX S.A.B. de CV unit (b)	2,957,094	2,203,809
Coca-Cola FEMSA S.A.B. de CV Series L	105,600	661,213
El Puerto de Liverpool S.A.B. de CV Class C	38,270	284,000
Embotelladoras Arca S.A.B. de CV	93,200	618,675
Fibra Uno Administracion SA de CV	681,600	981,564
Fomento Economico Mexicano S.A.B. de CV unit	393,900	3,864,237
Gruma S.A.B. de CV Series B	41,265	534,119
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	74,700	705,888
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	42,850	762,358
Grupo Bimbo S.A.B. de CV Series A	341,200	726,053
Grupo Carso SA de CV Series A1	86,700	360,565
Grupo Financiero Banorte S.A.B. de CV Series O	506,200	3,529,705
Grupo Financiero Inbursa S.A.B. de CV Series O	480,100	790,818
Grupo Mexico SA de CV Series B	711,324	2,236,514
Grupo Televisa SA de CV	495,600	1,972,801
Industrias Penoles SA de CV	28,485	482,974
Infraestructura Energetica Nova S.A.B. de CV	102,600	501,281
Kimberly-Clark de Mexico SA de CV Series A	321,100	590,937
Mexichem S.A.B. de CV	218,337	764,389
Promotora y Operadora de Infraestructura S.A.B. de CV	43,550	451,091
Wal-Mart de Mexico SA de CV Series V	1,059,900	3,095,350

TOTAL MEXICO		33,763,256

Multi-National - 0.0%
HK Electric Investments & HK Electric Investments Ltd. unit (d)	537,500	549,207
HKT Trust/HKT Ltd. unit	779,860	1,041,264

TOTAL MULTI-NATIONAL		1,590,471

Netherlands - 3.1%
ABN AMRO Group NV GDR	85,844	2,379,046
AEGON NV	370,623	2,445,175
AerCap Holdings NV (b)	27,375	1,536,559
Airbus Group NV	117,880	14,589,916
Akzo Nobel NV	51,262	4,741,509
ASML Holding NV (Netherlands)	83,126	17,802,962
CNH Industrial NV	207,948	2,440,151
EXOR NV	22,063	1,451,988
Ferrari NV	24,927	3,317,087
Fiat Chrysler Automobiles NV	218,781	3,734,629
Heineken Holding NV	23,213	2,243,462
Heineken NV (Bearer)	52,383	5,300,926
ING Groep NV (Certificaten Van Aandelen)	788,276	12,050,188
Koninklijke Ahold Delhaize NV	251,982	6,410,223
Koninklijke DSM NV	37,336	3,979,068
Koninklijke KPN NV	682,267	1,974,577
Koninklijke Philips Electronics NV	195,018	8,561,203
NN Group NV	64,033	2,831,848
NXP Semiconductors NV (b)	69,717	6,646,819
QIAGEN NV (Germany) (b)	46,472	1,684,060
Randstad NV	24,129	1,530,959
RELX NV	195,898	4,260,527
STMicroelectronics NV (France)	138,576	2,990,725
Unilever NV (Certificaten Van Aandelen) (Bearer)	312,841	18,048,097
Vopak NV	14,707	692,721
Wolters Kluwer NV	58,880	3,549,974
X5 Retail Group NV unit	24,767	666,017

TOTAL NETHERLANDS		137,860,416

New Zealand - 0.1%
Auckland International Airport Ltd.	193,675	881,159
Fisher & Paykel Healthcare Corp.	117,382	1,184,112
Fletcher Building Ltd.	175,937	843,028
Meridian Energy Ltd.	258,545	553,344
Ryman Healthcare Group Ltd.	77,827	645,581
Spark New Zealand Ltd.	372,704	983,116
The a2 Milk Co. Ltd. (b)	148,506	1,058,779

TOTAL NEW ZEALAND		6,149,119

Norway - 0.5%
Aker Bp ASA	21,840	780,779
DNB ASA	198,058	3,995,567
Equinor ASA	235,428	6,251,795
Gjensidige Forsikring ASA	41,773	670,384
Marine Harvest ASA	84,481	1,847,227
Norsk Hydro ASA	276,710	1,577,488
Orkla ASA	163,126	1,379,941
Schibsted ASA (B Shares)	20,365	661,635
Telenor ASA	152,032	2,972,924
Yara International ASA	36,008	1,588,799

TOTAL NORWAY		21,726,539

Pakistan - 0.0%
Habib Bank Ltd.	129,900	186,255
Lucky Cement Ltd.	26,450	117,670
MCB Bank Ltd.	74,000	123,772
Oil & Gas Development Co. Ltd.	126,500	154,507
United Bank Ltd.	90,100	127,602

TOTAL PAKISTAN		709,806

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	277,710	1,852,795
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	35,796	491,837
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	415,210	449,161
Aboitiz Power Corp.	295,900	207,630
Alliance Global Group, Inc. (b)	783,100	176,074
Ayala Corp.	50,640	954,246
Ayala Land, Inc.	1,456,400	1,122,210
Bank of the Philippine Islands (BPI)	170,906	315,925
BDO Unibank, Inc.	397,304	989,232
DMCI Holdings, Inc.	844,450	187,956
Globe Telecom, Inc.	6,890	238,483
GT Capital Holdings, Inc.	17,052	311,995
International Container Terminal Services, Inc.	106,740	179,192
JG Summit Holdings, Inc.	589,990	623,209
Jollibee Food Corp.	91,420	465,593
Manila Electric Co.	42,530	304,525
Megaworld Corp.	2,361,100	206,649
Metro Pacific Investments Corp.	2,677,200	237,850
Metropolitan Bank & Trust Co.	158,120	219,814
Philippine Long Distance Telephone Co.	18,400	462,371
Robinsons Land Corp.	380,806	140,643
Security Bank Corp.	43,910	168,136
SM Investments Corp.	49,143	880,616
SM Prime Holdings, Inc.	2,055,100	1,463,360
Universal Robina Corp.	186,800	451,012

TOTAL PHILIPPINES		10,755,882

Poland - 0.3%
Alior Bank SA (b)	17,300	343,898
Bank Handlowy w Warszawie SA	6,306	129,409
Bank Millennium SA (b)	116,377	292,638
Bank Polska Kasa Opieki SA	34,954	1,069,747
Bank Zachodni WBK SA	7,165	719,107
BRE Bank SA	2,838	332,046
CD Projekt RED SA (b)	14,136	763,909
Cyfrowy Polsat SA	52,688	342,536
Dino Polska SA (b)(d)	9,430	258,540
Grupa Lotos SA	17,638	314,663
Jastrzebska Spolka Weglowa SA (b)	10,000	215,886
KGHM Polska Miedz SA (Bearer)	28,106	742,121
LPP SA	268	658,139
NG2 SA	5,491	338,051
Polish Oil & Gas Co. SA	362,515	547,537
Polska Grupa Energetyczna SA (b)	160,952	432,911
Polski Koncern Naftowy Orlen SA	61,137	1,549,712
Powszechna Kasa Oszczednosci Bank SA	178,406	2,035,606
Powszechny Zaklad Ubezpieczen SA	124,012	1,425,152
Telekomunikacja Polska SA (b)	134,004	182,598
Zaklady Azotowe w Tarnowie-Moscicach SA	8,499	96,880

TOTAL POLAND		12,791,086

Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (b)(c)	82,039	1
Energias de Portugal SA	519,880	2,121,039
Galp Energia SGPS SA Class B	101,554	2,088,851
Jeronimo Martins SGPS SA	51,461	766,039

TOTAL PORTUGAL		4,975,930

Qatar - 0.2%
Barwa Real Estate Co. (b)	18,460	184,042
Doha Bank (b)	30,003	210,211
Ezdan Holding Group (b)	157,953	392,605
Industries Qatar QSC (b)	36,991	1,264,867
Masraf al Rayan (b)	72,989	776,799
Qatar Electricity & Water Co.	10,104	527,262
Qatar Insurance Co. SAQ	34,095	339,920
Qatar Islamic Bank (b)	23,654	864,043
Qatar National Bank SAQ	91,898	4,416,960
Qatar Telecom (Qtel) Q.S.C. (b)	15,850	306,030
The Commercial Bank of Qatar (b)	39,983	448,038

TOTAL QATAR		9,730,777

Russia - 0.8%
Alrosa Co. Ltd.	523,901	815,784
Gazprom OAO	1,559,032	3,588,278
Gazprom OAO sponsored ADR (Reg. S)	300,704	1,348,056
Inter Rao Ues JSC	6,755,000	447,910
Lukoil PJSC	59,401	4,246,029
Lukoil PJSC sponsored ADR	26,871	1,928,800
Magnit OJSC GDR (Reg. S)	73,524	1,207,264
Magnitogorsk Iron & Steel Works PJSC	420,400	311,294
MMC Norilsk Nickel PJSC	9,533	1,660,507
MMC Norilsk Nickel PJSC sponsored ADR	33,213	574,585
Mobile TeleSystems OJSC sponsored ADR	100,626	882,490
Moscow Exchange MICEX-RTS OAO	282,805	466,258
NOVATEK OAO GDR (Reg. S)	18,478	2,939,850
Novolipetsk Steel OJSC	247,420	643,166
PhosAgro OJSC GDR (Reg. S)	22,289	293,546
Polyus PJSC	5,052	361,390
Rosneft Oil Co. OJSC	176,573	1,184,243
Rosneft Oil Co. OJSC GDR (Reg. S)	57,870	381,942
RusHydro PJSC	13,548,000	147,204
RusHydro PJSC ADR	68,343	70,257
Sberbank of Russia	2,189,726	7,504,006
Severstal PAO	28,843	471,054
Severstal PAO GDR (Reg. S)	14,614	238,500
Surgutneftegas OJSC	758,000	351,738
Surgutneftegas OJSC sponsored ADR	72,932	334,174
Tatneft PAO	238,461	2,753,569
Tatneft PAO sponsored ADR	11,837	816,753
VTB Bank OJSC (b)	659,090,334	509,348

TOTAL RUSSIA		36,477,995

Singapore - 0.8%
Ascendas Real Estate Investment Trust	516,800	1,043,964
BOC Aviation Ltd. Class A	42,400	266,855
CapitaCommercial Trust (REIT)	509,046	654,373
CapitaLand Ltd.	521,500	1,237,334
CapitaMall Trust	504,600	800,629
City Developments Ltd.	84,700	622,799
ComfortDelgro Corp. Ltd.	445,500	769,034
DBS Group Holdings Ltd.	364,129	7,154,994
Jardine Cycle & Carriage Ltd.	19,300	476,634
Keppel Corp. Ltd.	299,200	1,509,901
Oversea-Chinese Banking Corp. Ltd.	638,194	5,423,958
Sembcorp Industries Ltd.	203,100	399,830
Singapore Airlines Ltd.	107,300	777,154
Singapore Airport Terminal Service Ltd.	132,600	505,523
Singapore Exchange Ltd.	160,700	878,252
Singapore Press Holdings Ltd.	335,100	716,304
Singapore Technologies Engineering Ltd.	316,400	794,864
Singapore Telecommunications Ltd.	1,652,700	3,896,990
Suntec (REIT)	434,200	586,865
United Overseas Bank Ltd.	271,453	5,387,784
UOL Group Ltd.	105,077	553,423
Venture Corp. Ltd.	55,600	681,241
Wilmar International Ltd.	389,400	895,304
Yangzijiang Shipbuilding Holdings Ltd.	470,400	326,535

TOTAL SINGAPORE		36,360,544

South Africa - 1.6%
Anglo American Platinum Ltd.	10,251	314,906
AngloGold Ashanti Ltd.	84,246	735,517
Aspen Pharmacare Holdings Ltd.	79,004	1,529,981
Barclays Africa Group Ltd.	145,740	1,902,506
Bidcorp Ltd.	68,663	1,374,146
Bidvest Group Ltd.	67,521	960,447
Capitec Bank Holdings Ltd.	8,474	612,361
Clicks Group Ltd.	50,982	748,265
Coronation Fund Managers Ltd.	43,671	197,369
Discovery Ltd.	72,036	930,026
Exxaro Resources Ltd.	53,187	523,085
FirstRand Ltd.	681,250	3,583,838
Fortress (REIT) Ltd.:
Class A	214,018	252,092
Class B	167,999	186,403
Foschini Ltd.	45,861	599,754
Gold Fields Ltd.	170,820	626,867
Growthpoint Properties Ltd.	597,556	1,186,716
Hyprop Investments Ltd.	51,417	400,988
Imperial Holdings Ltd.	32,298	523,415
Investec Ltd.	59,944	433,072
Kumba Iron Ore Ltd.	12,325	272,109
Liberty Holdings Ltd.	24,831	217,808
Life Healthcare Group Holdings Ltd.	276,485	503,941
MMI Holdings Ltd.	180,265	232,732
Mondi Ltd.	24,422	669,702
Mr Price Group Ltd.	51,580	921,095
MTN Group Ltd.	343,162	2,984,017
Naspers Ltd. Class N	88,965	21,904,274
Nedbank Group Ltd.	45,301	938,738
Netcare Ltd.	234,543	481,644
Old Mutual Ltd. (b)	1,001,292	2,293,447
Pick 'n Pay Stores Ltd.	78,245	442,641
Pioneer Foods Ltd.	24,540	216,187
PSG Group Ltd.	31,595	559,076
Rand Merchant Insurance Holdings Ltd.	131,214	397,703
Redefine Properties Ltd.	1,114,993	900,123
Remgro Ltd.	107,474	1,772,556
Resilient Property Income Fund Ltd.	56,772	222,906
RMB Holdings Ltd.	143,673	898,972
Sanlam Ltd.	350,500	2,032,062
Sappi Ltd.	106,648	760,123
Sasol Ltd.	112,415	4,429,996
Shoprite Holdings Ltd.	89,668	1,482,357
Spar Group Ltd.	40,081	583,157
Standard Bank Group Ltd.	262,137	4,058,221
Telkom SA Ltd.	55,360	211,854
Tiger Brands Ltd.	33,118	880,296
Truworths International Ltd.	90,418	562,113
Vodacom Group Ltd.	122,739	1,307,321
Woolworths Holdings Ltd.	201,527	782,998

TOTAL SOUTH AFRICA		71,541,923

Spain - 2.1%
ACS Actividades de Construccion y Servicios SA	52,436	2,300,578
Aena Sme SA	13,661	2,482,436
Amadeus IT Holding SA Class A	89,010	7,598,121
Banco Bilbao Vizcaya Argentaria SA	1,353,074	9,912,157
Banco de Sabadell SA	1,142,922	1,909,156
Banco Santander SA (Spain)	3,273,885	18,450,576
Bankia SA	250,821	988,706
Bankinter SA	137,201	1,325,522
CaixaBank SA	728,449	3,351,505
Enagas SA	46,304	1,295,162
Endesa SA	64,651	1,495,361
Ferrovial SA	99,070	2,048,184
Gas Natural SDG SA	71,081	1,926,688
Grifols SA	59,691	1,734,522
Iberdrola SA	1,209,401	9,404,517
Inditex SA	221,136	7,246,767
International Consolidated Airlines Group SA	103,426	960,999
International Consolidated Airlines Group SA CDI	20,429	190,380
MAPFRE SA (Reg.)	220,388	692,984
Red Electrica Corporacion SA	86,490	1,833,169
Repsol SA	276,342	5,485,310
Siemens Gamesa Renewable Energy SA (a)	48,445	684,605
Telefonica SA	948,213	8,520,188

TOTAL SPAIN		91,837,593

Sweden - 1.8%
Alfa Laval AB	59,808	1,643,998
ASSA ABLOY AB (B Shares)	203,257	4,012,393
Atlas Copco AB:
(A Shares)	136,170	3,899,443
(B Shares)	79,314	2,078,701
Boliden AB	55,732	1,660,624
Electrolux AB (B Shares)	48,870	1,147,143
Epiroc AB:
Class A (b)	136,170	1,630,395
Class B (b)	79,314	840,500
Essity AB Class B	122,896	3,073,466
H&M Hennes & Mauritz AB (B Shares) (a)	177,725	2,767,111
Hexagon AB (B Shares)	52,510	3,202,095
Husqvarna AB (B Shares)	83,005	656,832
ICA Gruppen AB (a)	15,877	526,708
Industrivarden AB (C Shares)	32,774	691,042
Investor AB (B Shares)	92,343	4,026,442
Kinnevik AB (B Shares)	47,573	1,643,125
Lundbergfoeretagen AB	15,222	497,535
Lundin Petroleum AB	38,075	1,256,183
Nordea Bank AB	616,576	6,557,775
Sandvik AB	229,317	4,194,911
Securitas AB (B Shares)	62,976	1,133,761
Skandinaviska Enskilda Banken AB (A Shares)	330,683	3,538,136
Skanska AB (B Shares)	69,337	1,305,842
SKF AB (B Shares)	77,015	1,583,577
Svenska Handelsbanken AB (A Shares)	310,039	3,829,761
Swedbank AB (A Shares)	183,932	4,355,153
Swedish Match Co. AB	36,786	2,011,465
Tele2 AB (B Shares)	72,098	967,954
Telefonaktiebolaget LM Ericsson (B Shares)	623,668	4,895,954
TeliaSonera AB	571,133	2,747,534
Volvo AB (B Shares)	317,896	5,573,063

TOTAL SWEDEN		77,948,622

Switzerland - 5.5%
ABB Ltd. (Reg.)	373,869	8,582,369
Adecco SA (Reg.)	32,996	2,032,112
Baloise Holdings AG	9,941	1,553,171
Barry Callebaut AG	436	744,170
Clariant AG (Reg.)	40,562	970,473
Coca-Cola HBC AG	40,925	1,468,598
Compagnie Financiere Richemont SA Series A	105,898	9,274,428
Credit Suisse Group AG	518,339	8,336,201
Dufry AG	6,522	863,540
Ems-Chemie Holding AG	1,630	1,045,347
Galenica AG	9,243	1,752,170
Geberit AG (Reg.)	7,511	3,350,612
Givaudan SA	1,875	4,398,955
Julius Baer Group Ltd.	45,339	2,487,282
Kuehne & Nagel International AG	11,083	1,772,452
Lafargeholcim Ltd. (Reg.)	98,633	5,044,463
Lindt & Spruengli AG	21	1,683,987
Lindt & Spruengli AG (participation certificate)	213	1,469,262
Lonza Group AG	15,115	4,660,516
Nestle SA (Reg. S)	631,211	51,439,498
Novartis AG	451,187	37,864,403
Pargesa Holding SA	8,018	671,305
Partners Group Holding AG	3,513	2,669,830
Roche Holding AG (participation certificate)	142,524	35,010,523
Schindler Holding AG:
(participation certificate)	8,438	1,966,864
(Reg.)	3,929	889,645
SGS SA (Reg.)	1,082	2,825,887
Sika AG	26,160	3,722,612
Sonova Holding AG Class B	11,260	2,078,804
Straumann Holding AG	2,092	1,626,865
Swatch Group AG (Bearer)	6,293	2,827,608
Swatch Group AG (Bearer) (Reg.)	11,122	917,145
Swiss Life Holding AG	6,953	2,497,785
Swiss Prime Site AG	14,663	1,345,386
Swiss Re Ltd.	63,810	5,850,297
Swisscom AG	5,257	2,470,416
Temenos Group AG	12,219	1,968,318
UBS Group AG	781,292	12,873,584
Zurich Insurance Group AG	30,702	9,414,785

TOTAL SWITZERLAND		242,421,668

Taiwan - 2.9%
Acer, Inc.	619,288	506,269
Advantech Co. Ltd.	72,591	480,680
ASE Industrial Holding Co. Ltd.	707,840	1,814,678
Asia Cement Corp.	449,466	599,660
ASUSTeK Computer, Inc.	144,000	1,240,770
AU Optronics Corp.	1,780,000	771,199
Catcher Technology Co. Ltd.	133,000	1,637,438
Cathay Financial Holding Co. Ltd.	1,650,285	2,843,923
Chang Hwa Commercial Bank	1,016,327	601,534
Cheng Shin Rubber Industry Co. Ltd.	403,899	624,715
Chicony Electronics Co. Ltd.	124,493	282,115
China Airlines Ltd.	590,490	190,966
China Development Finance Holding Corp.	2,726,800	998,665
China Life Insurance Co. Ltd.	482,071	510,745
China Steel Corp.	2,540,426	2,076,801
Chinatrust Financial Holding Co. Ltd.	3,540,579	2,402,374
Chunghwa Telecom Co. Ltd.	769,000	2,667,867
Compal Electronics, Inc.	874,000	543,017
Delta Electronics, Inc.	420,621	1,464,836
E.SUN Financial Holdings Co. Ltd.	1,954,804	1,364,738
ECLAT Textile Co. Ltd.	37,941	437,337
EVA Airways Corp.	454,539	224,438
Evergreen Marine Corp. (Taiwan) (b)	433,450	196,308
Far Eastern Textile Ltd.	672,664	717,074
Far EasTone Telecommunications Co. Ltd.	326,000	773,932
Feng Tay Enterprise Co. Ltd.	64,436	370,843
First Financial Holding Co. Ltd.	1,954,651	1,345,456
Formosa Chemicals & Fibre Corp.	711,590	2,803,917
Formosa Petrochemical Corp.	256,000	1,008,731
Formosa Plastics Corp.	900,480	3,312,645
Formosa Taffeta Co. Ltd.	149,000	157,863
Foxconn Technology Co. Ltd.	194,535	482,823
Fubon Financial Holding Co. Ltd.	1,337,398	2,217,262
Giant Manufacturing Co. Ltd.	68,000	291,292
GlobalWafers Co. Ltd.	44,000	743,861
Highwealth Construction Corp.	176,480	272,964
HIWIN Technologies Corp.	43,902	429,244
HIWIN Technologies Corp. rights 8/31/18 (b)	1,460	2,339
Hon Hai Precision Industry Co. Ltd. (Foxconn)	3,337,488	9,145,597
Hotai Motor Co. Ltd.	57,000	495,798
HTC Corp. (b)	125,000	220,317
Hua Nan Financial Holdings Co. Ltd.	1,478,382	887,097
Innolux Corp.	1,835,427	690,213
Inventec Corp.	476,280	380,794
Largan Precision Co. Ltd.	20,000	3,368,104
Lite-On Technology Corp.	439,910	578,280
Macronix International Co. Ltd. (b)	375,000	521,157
MediaTek, Inc.	304,970	2,533,023
Mega Financial Holding Co. Ltd.	2,178,246	1,940,983
Micro-Star International Co. Ltd.	141,000	484,124
Nan Ya Plastics Corp.	1,039,780	2,886,672
Nanya Technology Corp.	212,000	544,887
Nien Made Enterprise Co. Ltd.	35,000	302,721
Novatek Microelectronics Corp.	120,000	580,753
Pegatron Corp.	392,000	872,934
Phison Electronics Corp.	29,000	240,869
Pou Chen Corp.	460,000	506,164
Powertech Technology, Inc.	144,000	407,312
President Chain Store Corp.	116,000	1,276,413
Quanta Computer, Inc.	539,000	932,380
Realtek Semiconductor Corp.	98,090	394,528
Ruentex Development Co. Ltd.	177,824	197,414
Ruentex Industries Ltd.	123,015	235,724
Shin Kong Financial Holding Co. Ltd.	1,689,331	640,798
Sinopac Holdings Co.	2,165,995	814,523
Standard Foods Corp.	80,986	156,776
Synnex Technology International Corp.	300,500	428,921
TaiMed Biologics, Inc. (b)	36,000	301,364
Taishin Financial Holdings Co. Ltd.	1,931,714	947,507
Taiwan Business Bank	752,009	248,366
Taiwan Cement Corp.	847,000	1,089,874
Taiwan Cooperative Financial Holding Co. Ltd.	1,704,100	1,042,041
Taiwan High Speed Rail Corp.	389,000	316,100
Taiwan Mobile Co. Ltd.	326,600	1,126,722
Taiwan Semiconductor Manufacturing Co. Ltd.	4,971,000	39,789,579
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	4,998	205,968
TECO Electric & Machinery Co. Ltd.	363,000	265,297
Unified-President Enterprises Corp.	974,080	2,573,679
United Microelectronics Corp.	2,463,000	1,412,034
Vanguard International Semiconductor Corp.	193,000	492,266
Walsin Technology Corp.	64,000	726,203
Win Semiconductors Corp.	73,000	353,291
Winbond Electronics Corp.	569,000	371,196
Wistron Corp.	560,213	433,244
WPG Holding Co. Ltd.	346,000	480,288
Yageo Corp.	51,519	1,315,730
Yuanta Financial Holding Co. Ltd.	2,018,372	930,612

TOTAL TAIWAN		126,497,956

Thailand - 0.6%
Advanced Info Service PCL (For. Reg.)	214,700	1,303,559
Airports of Thailand PCL (For. Reg.)	866,900	1,726,244
Bangkok Bank PCL (For. Reg.)	48,000	300,090
Bangkok Dusit Medical Services PCL (For. Reg.)	801,600	638,485
Bangkok Expressway and Metro PCL	1,607,400	403,420
Banpu PCL (For. Reg.)	391,500	248,291
Berli Jucker PCL (For. Reg)	256,700	439,793
BTS Group Holdings PCL	1,132,400	321,647
Bumrungrad Hospital PCL (For. Reg.)	76,600	417,881
C.P. ALL PCL (For. Reg.)	1,016,000	2,290,352
Central Pattana PCL (For. Reg.)	277,100	630,908
Charoen Pokphand Foods PCL (For. Reg.)	690,800	565,804
Delta Electronics PCL (For. Reg.)	108,400	227,259
Electricity Generating PCL (For. Reg.)	25,100	174,274
Energy Absolute PCL	264,300	284,001
Glow Energy PCL (For. Reg.)	98,700	277,381
Home Product Center PCL (For. Reg.)	750,367	331,542
Indorama Ventures PCL (For. Reg.)	328,300	587,131
IRPC PCL (For. Reg.)	2,158,100	418,387
Kasikornbank PCL	49,000	331,380
Kasikornbank PCL (For. Reg.)	323,900	2,190,487
Krung Thai Bank PCL (For. Reg.)	672,155	383,858
Land & House PCL (For. Reg.)	590,900	213,129
Minor International PCL (For. Reg.)	476,670	544,438
PTT Exploration and Production PCL (For. Reg.)	281,644	1,172,458
PTT Global Chemical PCL (For. Reg.)	465,439	1,143,662
PTT PCL (For. Reg.)	2,140,900	3,297,900
Robinsons Department Store PCL (For. Reg.)	112,300	213,495
Siam Cement PCL (For. Reg.)	81,700	1,105,050
Siam Commercial Bank PCL (For. Reg.)	372,400	1,567,057
Thai Oil PCL (For. Reg.)	232,600	561,051
Thai Union Frozen Products PCL (For. Reg.)	377,200	185,936
TMB PCL (For. Reg.)	2,093,400	144,720
True Corp. PCL (For. Reg.)	2,121,012	398,447

TOTAL THAILAND		25,039,517

Turkey - 0.2%
Akbank T.A.S.	440,675	646,854
Anadolu Efes Biracilik Ve Malt Sanayii A/S	39,807	167,455
Arcelik A/S	46,392	118,770
Aselsan A/S	38,256	210,794
Bim Birlesik Magazalar A/S JSC	43,707	628,252
Coca-Cola Icecek Sanayi A/S	14,842	89,435
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	380,688	136,029
Eregli Demir ve Celik Fabrikalari T.A.S.	286,516	642,196
Ford Otomotiv Sanayi A/S	14,785	177,102
Haci Omer Sabanci Holding A/S	198,241	341,705
Koc Holding A/S	160,879	454,335
Petkim Petrokimya Holding A/S	194,011	174,888
TAV Havalimanlari Holding A/S	41,171	242,571
Tofas Turk Otomobil Fabrikasi A/S	23,666	110,510
Tupras Turkiye Petrol Rafinerileri A/S	26,098	570,124
Turk Hava Yollari AO (b)	119,164	418,060
Turk Sise ve Cam Fabrikalari A/S	142,895	145,056
Turkcell Iletisim Hizmet A/S	225,428	592,232
Turkiye Garanti Bankasi A/S	461,557	666,261
Turkiye Halk Bankasi A/S	118,556	166,804
Turkiye Is Bankasi A/S Series C	335,209	345,724
Turkiye Vakiflar Bankasi TAO	146,943	122,912
Ulker Biskuvi Sanayi A/S (b)	29,143	103,425
Yapi ve Kredi Bankasi A/S (b)	317,595	136,697

TOTAL TURKEY		7,408,191

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC (b)	414,560	799,065
Aldar Properties PJSC	783,778	433,162
Damac Properties Dubai Co. PJSC (b)	357,558	226,811
DP World Ltd.	33,467	769,741
Dubai Investments Ltd. (b)	425,521	234,010
Dubai Islamic Bank Pakistan Ltd.	331,502	453,958
Emaar Development PJSC (b)	162,900	226,179
Emaar Malls Group PJSC (b)	382,642	212,512
Emaar Properties PJSC	727,404	1,045,613
Emirates Telecommunications Corp.	355,939	1,681,266
National Bank of Abu Dhabi PJSC	282,944	1,047,613

TOTAL UNITED ARAB EMIRATES		7,129,930

United Kingdom - 11.1%
3i Group PLC	197,284	2,453,764
Admiral Group PLC	40,049	1,041,339
Anglo American PLC (United Kingdom)	213,830	4,863,321
Antofagasta PLC	81,280	1,070,041
Ashtead Group PLC	100,389	3,084,632
Associated British Foods PLC	72,257	2,328,345
AstraZeneca PLC (United Kingdom)	256,943	19,778,515
Auto Trader Group PLC (d)	189,018	1,054,315
Aviva PLC	814,379	5,337,216
Babcock International Group PLC	51,554	483,550
BAE Systems PLC	647,185	5,540,120
Barclays PLC	3,461,985	8,806,621
Barratt Developments PLC	203,060	1,423,251
Berkeley Group Holdings PLC	26,202	1,283,832
BHP Billiton PLC	428,672	9,865,344
BP PLC	4,058,101	30,498,430
BP PLC sponsored ADR	5,396	243,306
British American Tobacco PLC (United Kingdom)	465,188	25,572,463
British Land Co. PLC	190,246	1,648,568
BT Group PLC	1,710,980	5,234,037
Bunzl PLC	68,461	2,035,295
Burberry Group PLC	84,930	2,348,776
Carnival PLC	36,792	2,135,684
Centrica PLC	1,135,642	2,217,248
Coca-Cola European Partners PLC	44,929	1,852,872
Compass Group PLC	321,086	6,909,532
ConvaTec Group PLC (d)	281,144	808,144
Croda International PLC	26,295	1,773,994
Diageo PLC	498,616	18,292,975
Direct Line Insurance Group PLC	280,032	1,264,025
easyJet PLC	32,990	701,044
Fresnillo PLC	46,135	629,161
G4S PLC (United Kingdom)	318,684	1,154,477
GlaxoSmithKline PLC	1,005,954	20,893,918
Hammerson PLC	158,135	1,083,049
Hargreaves Lansdown PLC	57,677	1,571,614
HSBC Holdings PLC (United Kingdom)	4,059,700	38,876,928
Imperial Tobacco Group PLC	193,303	7,413,694
Informa PLC	250,000	2,590,317
InterContinental Hotel Group PLC	36,568	2,259,234
Intertek Group PLC	32,751	2,527,655
Investec PLC	138,781	1,005,142
ITV PLC (b)	728,409	1,576,087
J Sainsbury PLC	355,242	1,524,712
John Wood Group PLC	139,151	1,186,812
Johnson Matthey PLC	38,723	1,911,053
Kingfisher PLC	437,788	1,702,034
Land Securities Group PLC	150,797	1,866,071
Legal & General Group PLC	1,209,235	4,169,526
Lloyds Banking Group PLC	14,623,220	11,986,337
London Stock Exchange Group PLC	63,285	3,652,356
Marks & Spencer Group PLC	332,811	1,345,440
Mediclinic International PLC:
(London)	62,431	419,552
(South Africa)	14,885	100,043
Meggitt PLC	158,850	1,188,859
Melrose Industries PLC	982,971	2,785,539
Merlin Entertainments PLC (d)	140,576	726,612
Micro Focus International PLC	88,522	1,444,453
Mondi PLC	74,746	2,057,322
National Grid PLC	682,828	7,289,168
Next PLC	29,134	2,269,916
NMC Health PLC	21,040	1,048,305
Pearson PLC	160,156	1,939,825
Persimmon PLC	62,748	2,044,172
Prudential PLC	524,886	12,383,918
Reckitt Benckiser Group PLC	135,597	12,088,561
RELX PLC	214,752	4,686,134
Rio Tinto PLC	243,879	13,389,184
Rolls-Royce Holdings PLC	338,053	4,395,209
Royal Bank of Scotland Group PLC (b)	971,144	3,247,665
Royal Dutch Shell PLC:
Class A	14,363	491,972
Class A (United Kingdom)	912,958	31,284,234
Class A sponsored ADR	2,832	193,624
Class B (United Kingdom)	759,679	26,609,443
Royal Mail PLC	184,588	1,136,056
RSA Insurance Group PLC	209,467	1,771,137
Sage Group PLC	220,220	1,797,890
Schroders PLC	25,591	1,045,640
Scottish & Southern Energy PLC	205,970	3,375,112
Segro PLC	203,761	1,778,519
Severn Trent PLC	47,402	1,203,597
SKY PLC	209,208	4,183,469
Smith & Nephew PLC	177,535	3,073,853
Smiths Group PLC	80,443	1,704,149
St. James's Place Capital PLC	105,673	1,672,042
Standard Chartered PLC (United Kingdom)	568,774	5,136,225
Standard Life PLC	544,154	2,230,538
Taylor Wimpey PLC	672,877	1,545,132
Tesco PLC	1,972,980	6,737,742
The Weir Group PLC	49,608	1,268,726
Travis Perkins PLC	51,248	804,496
Unilever PLC	249,694	14,263,762
United Utilities Group PLC	138,047	1,303,144
Vodafone Group PLC	5,385,366	13,156,244
Vodafone Group PLC sponsored ADR	2,705	66,408
Whitbread PLC	37,316	1,917,532
WM Morrison Supermarkets PLC	453,351	1,554,855

TOTAL UNITED KINGDOM		487,686,194

United States of America - 0.1%
Southern Copper Corp. (a)	16,906	834,480
Yum China Holdings, Inc.	73,846	2,664,364

TOTAL UNITED STATES OF AMERICA		3,498,844

TOTAL COMMON STOCKS
(Cost $3,941,864,961)		4,296,807,447

Nonconvertible Preferred Stocks - 1.2%
Brazil - 0.6%
Banco Bradesco SA (PN)	679,990	5,531,158
Braskem SA (PN-A)	33,200	483,940
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	41,200	211,637
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	32,900	728,861
Companhia Energetica de Minas Gerais (CEMIG) (PN)	184,507	404,575
Gerdau SA	209,200	929,703
Itau Unibanco Holding SA	655,481	7,858,856
Itausa-Investimentos Itau SA (PN)	923,998	2,565,225
Lojas Americanas SA (PN)	152,036	734,802
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	795,700	4,180,642
Telefonica Brasil SA	92,800	1,015,205

TOTAL BRAZIL		24,644,604

Chile - 0.0%
Embotelladora Andina SA Class B	62,058	253,975
Sociedad Quimica y Minera de Chile SA (PN-B)	24,424	1,175,846

TOTAL CHILE		1,429,821

Colombia - 0.0%
Bancolombia SA (PN)	90,830	1,043,264
Grupo Aval Acciones y Valores SA	787,281	311,862
Grupo de Inversiones Suramerica SA	21,002	252,707

TOTAL COLOMBIA		1,607,833

France - 0.0%
Air Liquide SA (b)	8,120	1,038,176
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	10,885	901,169
Fuchs Petrolub AG	13,737	775,539
Henkel AG & Co. KGaA	36,167	4,535,804
Porsche Automobil Holding SE (Germany)	31,059	2,100,838
Sartorius AG (non-vtg.)	7,213	1,172,399
Volkswagen AG	37,892	6,744,718

TOTAL GERMANY		16,230,467

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	1,245,504	830,165
Korea (South) - 0.2%
AMOREPACIFIC Corp.	1,715	220,253
Hyundai Motor Co.	4,726	347,191
Hyundai Motor Co. Series 2	7,593	598,046
LG Chemical Ltd.	1,547	300,100
LG Household & Health Care Ltd.	378	225,754
Samsung Electronics Co. Ltd.	174,221	5,984,852

TOTAL KOREA (SOUTH)		7,676,196

Russia - 0.0%
AK Transneft OAO	90	234,242
Surgutneftegas OJSC	1,409,133	779,296

TOTAL RUSSIA		1,013,538

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $52,073,858)		54,470,800
	Principal Amount(f)	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $13,959)	INR 69,696	14,028

Government Obligations - 0.2%
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 2% 11/8/18(g)
(Cost $9,945,633)	$10,000,000	9,945,172
	Shares	Value

Money Market Funds - 1.3%
Fidelity Cash Central Fund, 1.96% (h)	31,839,580	31,845,948
Fidelity Securities Lending Cash Central Fund 1.97% (h)(i)	24,461,914	24,464,360
TOTAL MONEY MARKET FUNDS
(Cost $56,310,308)		56,310,308
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $4,060,208,719)		4,417,547,755
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(12,226,697)
NET ASSETS - 100%		$4,405,321,058

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	363	Sept. 2018	$36,378,045	$880,289	$880,289
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	242	Sept. 2018	13,265,230	444,246	444,246
TME S&P/TSX 60 Index Contracts (Canada)	23	Sept. 2018	3,462,244	84,118	84,118
TOTAL FUTURES CONTRACTS					$1,408,653

The notional amount of futures purchased as a percentage of Net Assets is 1.2%

Currency Abbreviations

INR – Indian rupee

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,780,015 or 0.6% of net assets.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Amount is stated in United States dollars unless otherwise noted.

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,867,193.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,033,647
Fidelity Securities Lending Cash Central Fund	357,483
Total	$1,391,130

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$480,820,473	$313,031,099	$167,710,461	$78,913
Consumer Staples	418,285,807	201,507,598	216,765,875	12,334
Energy	323,801,696	164,614,802	159,186,894	--
Financials	968,506,141	629,889,059	338,617,081	1
Health Care	359,832,576	122,824,851	237,007,725	--
Industrials	506,560,725	313,270,479	193,290,246	--
Information Technology	508,872,813	286,899,320	221,973,492	1
Materials	355,088,071	234,247,810	120,840,261	--
Real Estate	137,415,968	120,829,360	16,586,608	--
Telecommunication Services	163,423,886	57,634,336	105,789,550	--
Utilities	128,670,091	95,043,473	33,626,618	--
Corporate Bonds	14,028	--	14,028	--
Government Obligations	9,945,172	--	9,945,172	--
Money Market Funds	56,310,308	56,310,308	--	--
Total Investments in Securities:	$4,417,547,755	$2,596,102,495	$1,821,354,011	$91,249
Derivative Instruments:
Assets
Futures Contracts	$1,408,653	$1,408,653	$--	$--
Total Assets	$1,408,653	$1,408,653	$--	$--
Total Derivative Instruments:	$1,408,653	$1,408,653	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$106,749,026
Level 2 to Level 1	$164,367,953

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® SAI U.S. Minimum Volatility Index Fund

July 31, 2018

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers, Inc.

SV1-QTLY-0918
1.9866137.103

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 8.8%
Distributors - 0.1%
Genuine Parts Co.	22,956	$2,233,848
Hotels, Restaurants & Leisure - 3.0%
ARAMARK Holdings Corp.	134,100	5,392,161
Darden Restaurants, Inc.	42,133	4,505,703
McDonald's Corp.	165,281	26,038,369
Starbucks Corp.	159,389	8,350,390
Vail Resorts, Inc.	7,469	2,067,942
Yum! Brands, Inc.	141,150	11,191,784
		57,546,349
Leisure Products - 0.1%
Hasbro, Inc.	21,528	2,144,404
Media - 1.5%
Comcast Corp. Class A	271,488	9,713,841
Liberty Broadband Corp. Class C (a)	19,312	1,534,725
Omnicom Group, Inc. (b)	29,110	2,003,641
Sirius XM Holdings, Inc. (b)	573,083	4,023,043
The Walt Disney Co.	100,848	11,452,299
		28,727,549
Multiline Retail - 0.3%
Dollar General Corp.	40,931	4,017,378
Target Corp.	15,939	1,285,959
		5,303,337
Specialty Retail - 2.8%
AutoZone, Inc. (a)	10,616	7,489,906
Home Depot, Inc.	83,721	16,536,572
O'Reilly Automotive, Inc. (a)	10,879	3,328,974
Ross Stores, Inc.	47,703	4,170,673
TJX Companies, Inc.	206,654	20,099,168
Ulta Beauty, Inc. (a)	4,397	1,074,583
		52,699,876
Textiles, Apparel & Luxury Goods - 1.0%
NIKE, Inc. Class B	83,530	6,424,292
Tapestry, Inc.	145,149	6,839,421
VF Corp.	51,932	4,781,379
		18,045,092

TOTAL CONSUMER DISCRETIONARY		166,700,455

CONSUMER STAPLES - 11.1%
Beverages - 3.3%
Brown-Forman Corp. Class B (non-vtg.)	32,505	1,729,916
Constellation Brands, Inc. Class A (sub. vtg.)	38,926	8,183,413
PepsiCo, Inc.	226,997	26,104,655
The Coca-Cola Co.	570,897	26,620,927
		62,638,911
Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	17,902	3,915,346
Sysco Corp.	94,667	6,362,569
Walmart, Inc.	118,935	10,612,570
		20,890,485
Food Products - 2.5%
Campbell Soup Co. (b)	145,078	5,933,690
ConAgra Foods, Inc.	78,399	2,878,027
Hormel Foods Corp. (b)	98,907	3,557,685
Ingredion, Inc.	16,520	1,673,476
Kellogg Co.	159,361	11,319,412
McCormick & Co., Inc. (non-vtg.)	107,687	12,657,530
The Hershey Co.	69,207	6,796,819
The J.M. Smucker Co. (b)	8,817	979,745
Tyson Foods, Inc. Class A	16,167	932,028
		46,728,412
Household Products - 2.6%
Church & Dwight Co., Inc.	144,558	8,080,792
Clorox Co.	61,645	8,332,555
Colgate-Palmolive Co.	91,011	6,098,647
Kimberly-Clark Corp.	57,007	6,490,817
Procter & Gamble Co.	252,260	20,402,789
		49,405,600
Personal Products - 0.4%
Estee Lauder Companies, Inc. Class A	48,173	6,500,465
Tobacco - 1.2%
Altria Group, Inc.	256,258	15,037,219
Philip Morris International, Inc.	92,655	7,996,127
		23,033,346

TOTAL CONSUMER STAPLES		209,197,219

ENERGY - 2.0%
Energy Equipment & Services - 0.2%
Schlumberger Ltd.	50,401	3,403,076
Oil, Gas & Consumable Fuels - 1.8%
Chevron Corp.	80,350	10,145,795
Exxon Mobil Corp.	249,926	20,371,468
Occidental Petroleum Corp.	52,610	4,415,557
		34,932,820

TOTAL ENERGY		38,335,896

FINANCIALS - 10.2%
Banks - 0.2%
U.S. Bancorp	59,850	3,172,649
Capital Markets - 0.3%
CME Group, Inc.	36,290	5,774,465
Diversified Financial Services - 0.8%
Berkshire Hathaway, Inc. Class B (a)	73,796	14,602,015
Insurance - 7.5%
AFLAC, Inc.	187,661	8,733,743
Alleghany Corp.	1,597	1,004,944
Allstate Corp.	126,546	12,037,056
Aon PLC	50,679	7,274,970
Arch Capital Group Ltd. (a)	480,038	14,669,961
Axis Capital Holdings Ltd.	78,154	4,420,390
Chubb Ltd.	130,972	18,299,408
Cincinnati Financial Corp.	42,381	3,205,275
Everest Re Group Ltd.	25,639	5,598,276
FNF Group	68,606	2,778,543
Markel Corp. (a)	12,600	14,742,000
Marsh & McLennan Companies, Inc.	141,393	11,786,520
Progressive Corp.	160,570	9,635,806
RenaissanceRe Holdings Ltd.	60,832	8,020,699
The Travelers Companies, Inc.	71,299	9,278,852
W.R. Berkley Corp.	102,103	7,740,428
XL Group Ltd.	56,743	3,190,659
		142,417,530
Mortgage Real Estate Investment Trusts - 1.4%
AGNC Investment Corp.	594,761	11,579,997
Annaly Capital Management, Inc.	1,369,804	14,684,299
		26,264,296

TOTAL FINANCIALS		192,230,955

HEALTH CARE - 14.9%
Health Care Equipment & Supplies - 5.1%
Abbott Laboratories	62,915	4,123,449
Baxter International, Inc.	191,330	13,861,859
Becton, Dickinson & Co.	49,057	12,282,401
Boston Scientific Corp. (a)	260,095	8,741,793
Danaher Corp.	148,188	15,201,125
Medtronic PLC	197,238	17,796,785
Stryker Corp.	96,531	15,758,686
The Cooper Companies, Inc.	21,065	5,487,433
Varian Medical Systems, Inc. (a)	9,376	1,082,459
Zimmer Biomet Holdings, Inc.	8,134	1,020,980
		95,356,970
Health Care Providers & Services - 4.1%
Aetna, Inc.	58,824	11,081,853
Anthem, Inc.	26,346	6,665,538
Cigna Corp.	39,560	7,097,855
CVS Health Corp.	20,719	1,343,834
HCA Holdings, Inc.	32,529	4,041,078
Henry Schein, Inc. (a)(b)	35,423	2,812,940
Humana, Inc.	28,181	8,853,907
Laboratory Corp. of America Holdings (a)	59,420	10,418,703
Quest Diagnostics, Inc.	44,564	4,800,434
UnitedHealth Group, Inc.	72,486	18,354,905
Universal Health Services, Inc. Class B	17,270	2,108,667
		77,579,714
Health Care Technology - 0.0%
Cerner Corp. (a)	15,579	967,144
Life Sciences Tools & Services - 0.5%
Quintiles Transnational Holdings, Inc. (a)	16,331	1,991,402
Thermo Fisher Scientific, Inc.	34,212	8,023,740
		10,015,142
Pharmaceuticals - 5.2%
Bristol-Myers Squibb Co.	59,106	3,472,478
Eli Lilly & Co.	186,733	18,451,088
Johnson & Johnson	200,031	26,508,108
Merck & Co., Inc.	253,844	16,720,704
Pfizer, Inc.	690,514	27,572,224
Zoetis, Inc. Class A	55,524	4,801,716
		97,526,318

TOTAL HEALTH CARE		281,445,288

INDUSTRIALS - 10.0%
Aerospace & Defense - 5.5%
General Dynamics Corp.	30,517	6,096,076
Harris Corp.	61,733	10,182,858
L3 Technologies, Inc.	12,701	2,723,602
Lockheed Martin Corp.	70,290	22,921,569
Northrop Grumman Corp.	78,551	23,603,790
Raytheon Co.	109,066	21,598,340
Rockwell Collins, Inc.	105,572	14,673,452
United Technologies Corp.	9,135	1,239,985
		103,039,672
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	88,191	8,133,856
Expeditors International of Washington, Inc.	130,305	9,925,332
United Parcel Service, Inc. Class B	12,462	1,494,069
		19,553,257
Commercial Services & Supplies - 2.9%
Republic Services, Inc.	336,628	24,398,797
Waste Connection, Inc. (Canada)	37,175	2,884,038
Waste Management, Inc.	301,513	27,136,170
		54,419,005
Industrial Conglomerates - 0.4%
Honeywell International, Inc.	42,765	6,827,432
Professional Services - 0.2%
Verisk Analytics, Inc. (a)	42,945	4,750,576

TOTAL INDUSTRIALS		188,589,942

INFORMATION TECHNOLOGY - 21.2%
Communications Equipment - 2.5%
Cisco Systems, Inc.	389,405	16,467,937
CommScope Holding Co., Inc. (a)	37,725	1,211,350
F5 Networks, Inc. (a)	44,777	7,673,882
Motorola Solutions, Inc.	153,709	18,644,902
Palo Alto Networks, Inc. (a)	18,265	3,621,219
		47,619,290
Electronic Equipment & Components - 1.3%
Amphenol Corp. Class A	178,491	16,690,693
Dell Technologies, Inc. (a)	38,961	3,604,672
FLIR Systems, Inc.	57,021	3,341,431
		23,636,796
Internet Software & Services - 1.7%
Alphabet, Inc. Class A (a)	6,755	8,289,871
eBay, Inc. (a)	146,813	4,910,895
Facebook, Inc. Class A (a)	64,810	11,184,910
VeriSign, Inc. (a)	55,004	7,988,231
		32,373,907
IT Services - 11.3%
Accenture PLC Class A	153,632	24,478,187
Automatic Data Processing, Inc.	107,565	14,520,199
Broadridge Financial Solutions, Inc.	163,954	18,523,523
Cognizant Technology Solutions Corp. Class A	121,795	9,926,293
Fidelity National Information Services, Inc.	162,054	16,712,629
Fiserv, Inc. (a)	316,648	23,900,591
IBM Corp.	78,728	11,410,049
Jack Henry & Associates, Inc.	117,429	15,817,686
MasterCard, Inc. Class A	123,739	24,500,322
Paychex, Inc.	237,618	16,400,394
Visa, Inc. Class A	213,472	29,190,154
Worldpay, Inc. (a)	98,799	8,120,290
		213,500,317
Semiconductors & Semiconductor Equipment - 0.9%
Intel Corp.	170,065	8,180,127
Texas Instruments, Inc.	64,614	7,192,830
Xilinx, Inc.	13,625	981,954
		16,354,911
Software - 3.2%
Adobe Systems, Inc. (a)	3,905	955,475
ANSYS, Inc. (a)	50,679	8,558,670
CDK Global, Inc.	22,777	1,422,424
Electronic Arts, Inc. (a)	28,913	3,722,549
Intuit, Inc.	36,121	7,377,353
Microsoft Corp.	162,596	17,248,184
Oracle Corp.	188,985	9,010,805
Salesforce.com, Inc. (a)	24,518	3,362,644
Synopsys, Inc. (a)	106,446	9,519,466
		61,177,570
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.	32,058	6,100,317

TOTAL INFORMATION TECHNOLOGY		400,763,108

MATERIALS - 2.1%
Chemicals - 0.6%
Ecolab, Inc.	45,221	6,362,595
International Flavors & Fragrances, Inc.	16,262	2,158,943
Sherwin-Williams Co.	6,212	2,737,815
		11,259,353
Containers & Packaging - 0.1%
Avery Dennison Corp.	8,402	963,541
Ball Corp.	24,454	952,972
		1,916,513
Metals & Mining - 1.4%
Newmont Mining Corp.	708,465	25,986,496

TOTAL MATERIALS		39,162,362

REAL ESTATE - 8.3%
Equity Real Estate Investment Trusts (REITs) - 8.3%
American Tower Corp.	63,005	9,339,861
AvalonBay Communities, Inc.	90,343	15,977,160
Boston Properties, Inc.	8,784	1,102,656
Camden Property Trust (SBI)	86,120	7,973,851
Crown Castle International Corp.	143,097	15,859,441
Digital Realty Trust, Inc. (b)	37,675	4,574,499
Duke Realty Corp.	95,931	2,793,511
Equinix, Inc.	13,883	6,098,524
Equity Residential (SBI)	203,323	13,303,424
Essex Property Trust, Inc.	26,339	6,333,213
Extra Space Storage, Inc.	11,375	1,068,909
Federal Realty Investment Trust (SBI)	45,802	5,748,151
Invitation Homes, Inc.	114,343	2,642,467
Mid-America Apartment Communities, Inc.	41,117	4,143,771
National Retail Properties, Inc.	86,611	3,863,717
Public Storage	88,587	19,296,906
Realty Income Corp.	180,695	10,077,360
Regency Centers Corp.	23,253	1,479,588
Simon Property Group, Inc.	37,750	6,651,928
UDR, Inc.	238,312	9,170,246
Ventas, Inc.	57,429	3,237,847
Welltower, Inc.	81,095	5,076,547
		155,813,577
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 2.8%
AT&T, Inc.	795,731	25,439,520
Verizon Communications, Inc.	450,871	23,282,978
Zayo Group Holdings, Inc. (a)	84,175	3,122,051
		51,844,549
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	39,569	2,374,140

TOTAL TELECOMMUNICATION SERVICES		54,218,689

UTILITIES - 8.2%
Electric Utilities - 5.4%
Alliant Energy Corp.	45,274	1,945,424
American Electric Power Co., Inc.	115,186	8,194,332
Duke Energy Corp.	240,209	19,605,859
Edison International	33,855	2,255,759
Evergy, Inc.	88,972	4,990,439
Eversource Energy	68,345	4,149,908
NextEra Energy, Inc.	131,227	21,985,772
PPL Corp.	38,454	1,106,322
Southern Co.	399,467	19,414,096
Xcel Energy, Inc.	373,559	17,504,975
		101,152,886
Multi-Utilities - 2.6%
CMS Energy Corp.	80,855	3,908,531
Consolidated Edison, Inc.	271,140	21,401,080
Dominion Resources, Inc.	152,590	10,942,229
DTE Energy Co.	9,949	1,079,864
Sempra Energy (b)	9,058	1,047,014
WEC Energy Group, Inc.	158,514	10,520,574
		48,899,292
Water Utilities - 0.2%
American Water Works Co., Inc.	54,715	4,828,599

TOTAL UTILITIES		154,880,777

TOTAL COMMON STOCKS
(Cost $1,696,429,145)		1,881,338,268
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.9% to 2.09% 9/27/18 to 1/3/19 (c)
(Cost $994,066)	1,000,000	993,976
	Shares	Value

Money Market Funds - 1.3%
Fidelity Cash Central Fund, 1.96% (d)	3,658,489	$3,659,221
Fidelity Securities Lending Cash Central Fund 1.97% (d)(e)	20,472,492	20,474,540
TOTAL MONEY MARKET FUNDS
(Cost $24,133,762)		24,133,761
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $1,721,556,973)		1,906,466,005
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(18,860,676)
NET ASSETS - 100%		$1,887,605,329

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	35	Sept. 2018	$4,929,925	$17,959	$17,959
CME E-mini S&P MidCap 400 Index Contracts (United States)	7	Sept. 2018	1,390,200	856	856
TOTAL FUTURES CONTRACTS					$18,815

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $234,183.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$128,706
Fidelity Securities Lending Cash Central Fund	44,015
Total	$172,721

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$166,700,455	$166,700,455	$--	$--
Consumer Staples	209,197,219	209,197,219	--	--
Energy	38,335,896	38,335,896	--	--
Financials	192,230,955	192,230,955	--	--
Health Care	281,445,288	281,445,288	--	--
Industrials	188,589,942	188,589,942	--	--
Information Technology	400,763,108	400,763,108	--	--
Materials	39,162,362	39,162,362	--	--
Real Estate	155,813,577	155,813,577	--	--
Telecommunication Services	54,218,689	54,218,689	--	--
Utilities	154,880,777	154,880,777	--	--
U.S. Government and Government Agency Obligations	993,976	--	993,976	--
Money Market Funds	24,133,761	24,133,761	--	--
Total Investments in Securities:	$1,906,466,005	$1,905,472,029	$993,976	$--
Derivative Instruments:
Assets
Futures Contracts	$18,815	$18,815	$--	$--
Total Assets	$18,815	$18,815	$--	$--
Total Derivative Instruments:	$18,815	$18,815	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® SAI International Minimum Volatility Index Fund

July 31, 2018

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

SV2-QTLY-0918
1.9866139.103

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
Australia - 0.2%
CSL Ltd.	7,806	$1,140,233
Woolworths Group Ltd.	85,033	1,900,944

TOTAL AUSTRALIA		3,041,177

Bailiwick of Jersey - 0.1%
Randgold Resources Ltd.	14,103	1,044,208
Belgium - 1.1%
Ageas	56,186	3,012,395
Colruyt NV	74,767	4,469,360
Proximus	66,837	1,635,802
UCB SA	68,361	5,872,241

TOTAL BELGIUM		14,989,798

Bermuda - 1.3%
Cheung Kong Infrastructure Holdings Ltd.	824,500	6,118,846
Cosco Shipping Ports Ltd.	717,080	673,315
Credicorp Ltd. (United States)	18,633	4,262,671
Dairy Farm International Holdings Ltd.	293,504	2,397,928
Jardine Matheson Holdings Ltd.	19,937	1,345,748
Jardine Strategic Holdings Ltd.	52,055	2,075,953
Yue Yuen Industrial (Holdings) Ltd.	597,000	1,604,869

TOTAL BERMUDA		18,479,330

Canada - 11.2%
Bank of Montreal	155,353	12,313,832
Bank of Nova Scotia	157,487	9,332,877
Barrick Gold Corp.	134,801	1,510,857
BCE, Inc.	190,625	8,100,665
Canadian Imperial Bank of Commerce	122,788	11,206,051
Canadian National Railway Co.	19,651	1,754,141
Canadian Tire Ltd. Class A (non-vtg.)	24,096	3,281,768
Canadian Utilities Ltd. Class A (non-vtg.)	28,096	700,861
CCL Industries, Inc. Class B	17,869	906,603
CGI Group, Inc. Class A (sub. vtg.) (a)	55,726	3,597,547
Constellation Software, Inc.	4,018	2,912,784
Dollarama, Inc.	21,607	780,666
Emera, Inc.	38,919	1,261,049
Fairfax Financial Holdings Ltd. (sub. vtg.)	8,067	4,557,977
Fortis, Inc.	101,536	3,338,352
Franco-Nevada Corp.	78,818	5,781,461
George Weston Ltd.	36,827	3,063,703
Great-West Lifeco, Inc.	94,898	2,345,367
Hydro One Ltd. (b)	374,335	5,467,475
Intact Financial Corp.	169,945	12,964,863
Loblaw Companies Ltd.	68,257	3,608,961
Metro, Inc. Class A (sub. vtg.)	145,109	4,892,555
National Bank of Canada	20,049	982,838
Onex Corp. (sub. vtg.)	17,822	1,333,996
Open Text Corp.	20,033	745,511
RioCan (REIT)	93,503	1,784,022
Rogers Communications, Inc. Class B (non-vtg.)	109,742	5,594,872
Royal Bank of Canada	136,796	10,678,890
Shaw Communications, Inc. Class B	235,511	4,926,205
TELUS Corp.	237,617	8,685,620
The Toronto-Dominion Bank	151,101	8,963,727
Thomson Reuters Corp.	169,057	7,015,180
TransCanada Corp.	74,956	3,371,392

TOTAL CANADA		157,762,668

Cayman Islands - 0.9%
Alibaba Group Holding Ltd. sponsored ADR (a)(c)	3,695	691,815
Anta Sports Products Ltd.	189,000	963,174
Car, Inc. (a)	936,000	927,766
China First Capital Group Ltd. (a)	906,000	588,683
China Huishan Dairy Holdings Co. Ltd. (a)(d)	5,145,000	137,654
China Medical System Holdings Ltd.	331,000	565,931
Chong Sing Holdings Fintech Group (a)	12,272,000	938,101
Fullshare Holdings Ltd.	4,932,500	2,174,333
NetEase, Inc. ADR	2,923	754,134
Shenzhou International Group Holdings Ltd.	211,499	2,593,534
Tencent Holdings Ltd.	13,100	596,239
WH Group Ltd. (b)	1,727,500	1,386,569

TOTAL CAYMAN ISLANDS		12,317,933

Chile - 0.8%
Banco de Chile	31,631,441	4,944,513
Banco de Credito e Inversiones	15,013	1,040,266
S.A.C.I. Falabella	604,958	5,633,576

TOTAL CHILE		11,618,355

China - 2.0%
Agricultural Bank of China Ltd. (H Shares)	7,340,000	3,553,551
Bank of China Ltd. (H Shares)	5,082,000	2,400,820
China CITIC Bank Corp. Ltd. (H Shares)	1,531,000	981,129
China Merchants Bank Co. Ltd.	192,500	802,189
China Petroleum & Chemical Corp. (H Shares)	1,788,000	1,718,702
China Railway Signal & Communications Corp. (b)	839,000	594,319
China Reinsurance Group Corp.	7,065,000	1,476,179
China Telecom Corp. Ltd. (H Shares)	2,694,000	1,273,369
Guangzhou Automobile Group Co. Ltd. (H Shares)	535,200	501,853
Huaneng Power International, Inc. (H Shares)	2,850,000	2,138,666
Industrial & Commercial Bank of China Ltd. (H Shares)	929,000	687,662
Jiangsu Expressway Co. Ltd. (H Shares)	1,520,000	1,847,459
Kweichow Moutai Co. Ltd. (A Shares)	11,700	1,247,574
PetroChina Co. Ltd. (H Shares)	1,544,000	1,175,827
Ping An Insurance (Group) Co. of China Ltd.	101,100	914,140
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	1,332,000	1,018,212
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	1,141,511	1,588,983
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	4,132,000	2,479,500
Sinopharm Group Co. Ltd. (H Shares)	155,600	658,159
Zhaojin Mining Industry Co. Ltd. (H Shares)	1,305,500	1,052,843

TOTAL CHINA		28,111,136

Czech Republic - 0.1%
Komercni Banka A/S	23,740	1,030,654
MONETA Money Bank A/S (b)	248,930	853,642

TOTAL CZECH REPUBLIC		1,884,296

Denmark - 3.1%
Christian Hansen Holding A/S	39,524	4,092,229
Coloplast A/S Series B	34,136	3,722,924
Danske Bank A/S	26,325	765,268
DONG Energy A/S (b)	131,500	8,109,705
DSV de Sammensluttede Vognmaend A/S	36,361	3,049,222
H Lundbeck A/S	86,702	6,276,237
ISS Holdings A/S	102,338	3,825,299
Novo Nordisk A/S Series B	51,140	2,544,077
Pandora A/S	42,334	3,009,361
Tryg A/S	80,010	1,957,389
William Demant Holding A/S (a)	118,376	5,658,226

TOTAL DENMARK		43,009,937

Egypt - 0.1%
Commercial International Bank SAE	246,893	1,174,365
Commercial International Bank SAE sponsored GDR	30,534	139,693

TOTAL EGYPT		1,314,058

Finland - 0.6%
Elisa Corp. (A Shares)	21,901	951,921
Neste Oyj	40,376	3,334,230
Nokia Corp.	211,854	1,149,871
Sampo Oyj (A Shares)	66,583	3,383,745

TOTAL FINLAND		8,819,767

France - 2.5%
Aeroports de Paris	19,799	4,431,285
Atos Origin SA	11,071	1,486,834
Danone SA	26,199	2,056,943
Dassault Systemes SA	18,208	2,721,057
Essilor International SA	17,068	2,518,758
Hermes International SCA	8,766	5,551,683
L'Oreal SA	27,045	6,625,452
Sanofi SA	29,439	2,561,084
SEB SA	4,255	809,030
Sodexo SA	23,638	2,618,524
Thales SA	23,811	3,130,990
Total SA	20,713	1,351,013

TOTAL FRANCE		35,862,653

Germany - 1.9%
Beiersdorf AG	7,091	825,869
Fresenius Medical Care AG & Co. KGaA	45,763	4,464,372
innogy SE (b)(c)	78,759	3,499,680
MAN SE	43,861	4,921,166
Merck KGaA	6,955	714,713
Muenchener Rueckversicherungs AG	3,347	741,679
SAP SE	22,693	2,641,148
TUI AG (GB)	207,610	4,444,451
Uniper SE	123,727	3,861,514

TOTAL GERMANY		26,114,592

Hong Kong - 7.3%
China Mobile Ltd.	780,000	7,046,063
China Resources Beer Holdings Co. Ltd.	852,000	3,831,750
China Resources Pharmaceutical Group Ltd. (b)	1,955,000	2,844,433
CLP Holdings Ltd.	1,587,000	18,126,340
CNOOC Ltd.	496,000	830,973
CSPC Pharmaceutical Group Ltd.	936,000	2,444,627
Guangdong Investment Ltd.	2,528,000	4,354,484
Hang Seng Bank Ltd.	631,700	17,190,758
Hong Kong & China Gas Co. Ltd.	7,520,595	15,356,788
Link (REIT)	862,500	8,549,124
MTR Corp. Ltd.	1,869,011	10,477,253
PCCW Ltd.	3,867,000	2,256,434
Power Assets Holdings Ltd.	1,275,500	9,027,083
Techtronic Industries Co. Ltd.	109,000	606,863

TOTAL HONG KONG		102,942,973

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	164,450	1,613,937
India - 4.6%
Ambuja Cements Ltd.	286,548	965,624
Asian Paints Ltd.	150,699	3,194,924
Bajaj Finserv Ltd.	8,128	828,389
Bharat Petroleum Corp. Ltd.	238,676	1,358,808
Britannia Industries Ltd.	35,859	3,426,771
Cipla Ltd. (a)	224,041	2,098,871
Coal India Ltd.	403,638	1,539,437
Dabur India Ltd.	578,958	3,564,998
Eicher Motors Ltd.	4,363	1,771,620
Grasim Industries Ltd.	50,162	751,184
HCL Technologies Ltd.	205,919	2,902,898
Hero Motocorp Ltd.	32,121	1,545,735
Hindustan Unilever Ltd.	132,434	3,349,830
Housing Development Finance Corp. Ltd.	111,952	3,262,160
Indian Oil Corp. Ltd.	288,460	692,498
Infosys Ltd.	274,619	5,463,920
InterGlobe Aviation Ltd. (b)	114,813	1,559,183
ITC Ltd.	174,063	756,917
Lupin Ltd.	75,611	910,513
Mahindra & Mahindra Ltd.	93,685	1,280,813
Marico Ltd.	161,327	858,007
Maruti Suzuki India Ltd.	30,817	4,285,638
Nestle India Ltd.	7,868	1,210,242
Petronet LNG Ltd.	639,822	2,141,619
Pidilite Industries Ltd. (a)	151,664	2,488,854
Piramal Enterprises Ltd.	19,691	770,785
Power Grid Corp. of India Ltd.	1,216,203	3,238,589
Reliance Industries Ltd.	98,167	1,700,644
Sun Pharmaceutical Industries Ltd.	123,012	1,021,506
Tata Consultancy Services Ltd.	66,571	1,886,665
Tech Mahindra Ltd.	73,438	730,250
Vakrangee Ltd.	348,463	243,049
Wipro Ltd.	489,559	1,976,543
Zee Entertainment Enterprises Ltd.	83,928	646,255

TOTAL INDIA		64,423,739

Indonesia - 1.4%
PT Bank Central Asia Tbk	4,680,300	7,554,368
PT Bank Rakyat Indonesia Tbk	12,248,400	2,607,669
PT Hanjaya Mandala Sampoerna Tbk	5,755,300	1,532,618
PT Indofood CBP Sukses Makmur Tbk	1,405,300	850,294
PT Indofood Sukses Makmur Tbk	2,187,700	963,377
PT Kalbe Farma Tbk	10,142,400	910,847
PT Telekomunikasi Indonesia Tbk Series B	9,238,800	2,290,932
PT Unilever Indonesia Tbk	610,100	1,829,877
PT Waskita Karya Persero Tbk	4,568,300	671,622

TOTAL INDONESIA		19,211,604

Ireland - 0.9%
AIB Group PLC	161,407	924,832
Kerry Group PLC Class A	70,000	7,424,203
Paddy Power Betfair PLC (Ireland)	6,682	728,618
Ryanair Holdings PLC sponsored ADR (a)	37,874	3,991,920

TOTAL IRELAND		13,069,573

Israel - 1.0%
Azrieli Group	42,921	2,053,597
Bank Hapoalim BM (Reg.)	341,701	2,414,667
Bank Leumi le-Israel BM	541,892	3,394,019
Check Point Software Technologies Ltd. (a)(c)	20,657	2,327,424
Mizrahi Tefahot Bank Ltd.	115,876	2,250,813
NICE Systems Ltd. (a)	12,842	1,399,884

TOTAL ISRAEL		13,840,404

Italy - 0.4%
Intesa Sanpaolo SpA (Risparmio Shares)	379,425	1,210,804
Snam Rete Gas SpA	1,132,766	4,867,905

TOTAL ITALY		6,078,709

Japan - 20.4%
ABC-MART, Inc.	41,100	2,223,807
Ajinomoto Co., Inc.	171,500	3,036,484
All Nippon Airways Ltd.	144,400	5,302,545
Asahi Group Holdings	78,500	3,815,476
Astellas Pharma, Inc.	577,600	9,421,166
Benesse Holdings, Inc.	89,300	3,246,474
Canon, Inc.	260,600	8,454,996
Chugai Pharmaceutical Co. Ltd.	15,100	768,072
Coca-Cola West Co. Ltd.	22,000	791,933
Daiichi Sankyo Kabushiki Kaisha	130,100	5,396,213
Dainippon Sumitomo Pharma Co. Ltd.	99,000	1,921,238
Daito Trust Construction Co. Ltd.	33,700	5,625,457
Daiwa House REIT Investment Corp.	913	2,253,615
East Japan Railway Co.	30,300	2,834,024
Eisai Co. Ltd.	37,200	3,202,631
FamilyMart Co. Ltd.	39,900	3,723,495
Hamamatsu Photonics K.K.	38,700	1,637,088
Hankyu Hanshin Holdings, Inc.	21,900	870,594
Hisamitsu Pharmaceutical Co., Inc.	41,100	2,999,383
Idemitsu Kosan Co. Ltd.	55,100	2,478,675
Japan Airlines Co. Ltd.	145,300	5,357,706
Japan Post Holdings Co. Ltd.	210,600	2,322,027
Japan Prime Realty Investment Corp.	1,034	3,722,086
Japan Real Estate Investment Corp.	939	4,912,713
Japan Retail Fund Investment Corp.	1,202	2,191,904
Japan Tobacco, Inc.	48,300	1,374,604
Kao Corp.	28,000	2,045,456
Keihin Electric Express Railway Co. Ltd.	118,600	1,939,985
Keyence Corp.	9,700	5,110,468
Kirin Holdings Co. Ltd.	202,400	5,181,725
Konami Holdings Corp.	42,100	1,980,757
Kyowa Hakko Kirin Co., Ltd.	41,000	779,013
Kyushu Railway Co.	199,100	6,107,526
Lawson, Inc.	62,400	3,744,614
McDonald's Holdings Co. (Japan) Ltd.	82,700	3,949,542
Meiji Holdings Co. Ltd.	46,600	3,664,466
Mitsubishi Tanabe Pharma Corp.	282,400	5,283,556
Nagoya Railroad Co. Ltd.	184,600	4,629,239
New Hampshire Foods Ltd.	75,300	2,997,774
Nikon Corp.	40,400	681,992
Nippon Building Fund, Inc.	864	4,806,225
Nippon Prologis REIT, Inc.	2,170	4,387,935
Nippon Telegraph & Telephone Corp.	179,500	8,302,513
Nissan Motor Co. Ltd.	490,200	4,636,854
Nissin Food Holdings Co. Ltd.	73,100	5,040,478
Nitori Holdings Co. Ltd.	41,500	6,259,424
Nomura Real Estate Master Fund, Inc.	4,146	5,873,330
Nomura Research Institute Ltd.	40,814	1,956,473
NTT Data Corp.	313,500	3,570,993
NTT DOCOMO, Inc.	371,700	9,569,393
Ono Pharmaceutical Co. Ltd.	101,300	2,386,754
Oracle Corp. Japan	47,800	4,009,873
Oriental Land Co. Ltd.	75,100	8,147,055
Osaka Gas Co. Ltd.	97,100	1,868,715
Otsuka Corp.	130,100	5,072,987
Otsuka Holdings Co. Ltd.	114,000	5,264,555
Park24 Co. Ltd.	119,000	3,341,770
Recruit Holdings Co. Ltd.	66,100	1,811,237
Ryohin Keikaku Co. Ltd.	3,700	1,186,290
Sankyo Co. Ltd. (Gunma)	55,800	2,195,770
Santen Pharmaceutical Co. Ltd.	52,200	870,661
Secom Co. Ltd.	70,900	5,419,067
Sega Sammy Holdings, Inc.	40,100	638,358
Seven & i Holdings Co. Ltd.	17,500	714,698
Shimamura Co. Ltd.	27,600	2,581,908
Shionogi & Co. Ltd.	30,400	1,659,310
Showa Shell Sekiyu K.K.	72,700	1,193,184
Suntory Beverage & Food Ltd.	173,000	7,356,929
Taisei Corp.	12,400	689,615
Taisho Pharmaceutical Holdings Co. Ltd.	39,700	4,484,291
Takeda Pharmaceutical Co. Ltd.	169,100	7,139,896
Terumo Corp.	33,800	1,856,842
Tobu Railway Co. Ltd.	121,500	3,581,540
Toray Industries, Inc.	183,700	1,423,641
Toyo Suisan Kaisha Ltd.	110,400	3,988,874
Tsuruha Holdings, Inc.	29,000	3,563,565
United Urban Investment Corp.	1,937	3,003,853
USS Co. Ltd.	51,300	970,807
West Japan Railway Co.	13,300	929,802
Yahoo! Japan Corp. (c)	547,300	2,082,257
Yamada Denki Co. Ltd. (c)	781,800	3,873,516
Yamazaki Baking Co. Ltd.	73,800	1,831,552

TOTAL JAPAN		287,523,309

Korea (South) - 1.0%
Db Insurance Co. Ltd.	22,541	1,305,733
Kangwon Land, Inc.	28,233	659,253
KT Corp.	25,353	649,808
KT Corp. sponsored ADR	25,100	343,870
KT&G Corp.	38,285	3,799,377
S1 Corp.	21,280	1,656,961
Samsung Fire & Marine Insurance Co. Ltd.	8,945	2,193,130
Samsung Life Insurance Co. Ltd.	6,676	577,383
SK Hynix, Inc.	12,036	932,856
SK Telecom Co. Ltd.	11,050	2,481,052

TOTAL KOREA (SOUTH)		14,599,423

Luxembourg - 0.1%
RTL Group SA	26,675	1,988,516
Malaysia - 1.7%
Fraser & Neave Holdings BHD	101,300	930,515
Hong Leong Bank Bhd	259,300	1,215,808
IHH Healthcare Bhd (b)	1,127,400	1,639,098
Malayan Banking Bhd	2,851,615	6,881,757
PPB Group Bhd	201,440	817,653
Public Bank Bhd	1,747,600	10,343,728
Tenaga Nasional Bhd	379,500	1,463,852

TOTAL MALAYSIA		23,292,411

Multi-National - 0.7%
HK Electric Investments & HK Electric Investments Ltd. unit (b)	3,299,000	3,370,851
HKT Trust/HKT Ltd. unit	4,711,000	6,290,096

TOTAL MULTI-NATIONAL		9,660,947

Netherlands - 0.6%
Koninklijke Ahold Delhaize NV	192,890	4,906,969
NXP Semiconductors NV (a)	33,303	3,175,108

TOTAL NETHERLANDS		8,082,077

New Zealand - 0.4%
Auckland International Airport Ltd.	146,339	665,796
Fisher & Paykel Healthcare Corp.	74,842	754,982
Meridian Energy Ltd.	461,096	986,849
Ryman Healthcare Group Ltd.	304,383	2,524,879
Spark New Zealand Ltd.	310,769	819,744

TOTAL NEW ZEALAND		5,752,250

Norway - 0.1%
Marine Harvest ASA	43,149	943,479
Pakistan - 0.1%
MCB Bank Ltd.	417,100	697,636
Philippines - 0.7%
Aboitiz Power Corp.	1,831,500	1,285,142
Bank of the Philippine Islands (BPI)	988,128	1,826,588
BDO Unibank, Inc.	1,826,873	4,548,660
Jollibee Food Corp.	176,040	896,554
Manila Electric Co.	111,510	798,438
Universal Robina Corp.	264,150	637,767

TOTAL PHILIPPINES		9,993,149

Qatar - 0.6%
Doha Bank (a)	189,061	1,324,621
Qatar Electricity & Water Co.	14,774	770,959
Qatar Islamic Bank (a)	60,669	2,216,143
Qatar National Bank SAQ	93,981	4,517,076

TOTAL QATAR		8,828,799

Singapore - 2.5%
Ascendas Real Estate Investment Trust	346,400	699,747
CapitaCommercial Trust (REIT)	3,143,200	4,040,548
CapitaMall Trust	3,089,400	4,901,828
DBS Group Holdings Ltd.	139,923	2,749,433
Oversea-Chinese Banking Corp. Ltd.	448,520	3,811,934
Singapore Airlines Ltd.	672,000	4,867,169
Singapore Airport Terminal Service Ltd.	839,300	3,199,741
Singapore Exchange Ltd.	128,700	703,367
Singapore Press Holdings Ltd.	1,381,000	2,952,004
Singapore Telecommunications Ltd.	2,618,200	6,173,594
United Overseas Bank Ltd.	72,565	1,440,266

TOTAL SINGAPORE		35,539,631

Sweden - 0.1%
Swedish Match Co. AB	19,246	1,052,375
Switzerland - 10.4%
Baloise Holdings AG	26,303	4,109,553
Barry Callebaut AG	2,636	4,499,157
Ems-Chemie Holding AG	4,044	2,593,486
Geberit AG (Reg.)	1,556	694,122
Givaudan SA	3,457	8,110,499
Kuehne & Nagel International AG	45,196	7,227,982
Lindt & Spruengli AG	74	5,934,050
Lindt & Spruengli AG (participation certificate)	1,242	8,567,247
Nestle SA (Reg. S)	224,185	18,269,589
Novartis AG	179,816	15,090,473
Partners Group Holding AG	3,498	2,658,431
Roche Holding AG (participation certificate)	68,643	16,861,913
Schindler Holding AG (Reg.)	4,335	981,576
SGS SA (Reg.)	1,068	2,789,323
Sika AG	49,970	7,110,815
Sonova Holding AG Class B	42,521	7,850,163
Swiss Life Holding AG	4,026	1,446,294
Swiss Prime Site AG	78,021	7,158,721
Swiss Re Ltd.	68,145	6,247,743
Swisscom AG	28,253	13,276,898
Zurich Insurance Group AG	14,061	4,311,813

TOTAL SWITZERLAND		145,789,848

Taiwan - 7.5%
ASUSTeK Computer, Inc.	454,000	3,911,873
Chang Hwa Commercial Bank	5,918,391	3,502,923
China Airlines Ltd.	3,269,000	1,057,206
Chinatrust Financial Holding Co. Ltd.	4,877,700	3,309,646
Chunghwa Telecom Co. Ltd.	4,731,000	16,413,108
E.SUN Financial Holdings Co. Ltd.	8,552,209	5,970,690
EVA Airways Corp.	2,493,689	1,231,310
Far EasTone Telecommunications Co. Ltd.	1,987,000	4,717,184
First Financial Holding Co. Ltd.	11,521,660	7,930,772
Formosa Petrochemical Corp.	803,000	3,164,105
Formosa Taffeta Co. Ltd.	665,000	704,555
Fubon Financial Holding Co. Ltd.	500,000	828,946
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,077,300	2,952,086
Hua Nan Financial Holdings Co. Ltd.	8,936,161	5,362,106
Mega Financial Holding Co. Ltd.	9,181,789	8,181,673
Nanya Technology Corp.	284,000	729,943
President Chain Store Corp.	296,000	3,257,055
Sinopac Holdings Co.	5,903,182	2,219,894
Standard Foods Corp.	363,347	703,383
Synnex Technology International Corp.	914,750	1,305,675
Taishin Financial Holdings Co. Ltd.	1,869,388	916,936
Taiwan Business Bank	4,590,594	1,516,137
Taiwan Cooperative Financial Holding Co. Ltd.	9,974,024	6,099,024
Taiwan High Speed Rail Corp.	2,123,000	1,725,141
Taiwan Mobile Co. Ltd.	2,001,000	6,903,159
Taiwan Semiconductor Manufacturing Co. Ltd.	1,213,000	9,709,266
United Microelectronics Corp.	2,953,000	1,692,950

TOTAL TAIWAN		106,016,746

Thailand - 1.7%
Airports of Thailand PCL	77,900	155,121
Airports of Thailand PCL (For. Reg.)	2,703,900	5,384,231
Bangkok Dusit Medical Services PCL	64,400	51,295
Bangkok Dusit Medical Services PCL (For. Reg.)	2,237,100	1,781,880
Bangkok Expressway and Metro PCL	9,060,000	2,273,850
Bangkok Expressway and Metro PCL	260,700	65,430
BTS Group Holdings PCL	7,077,500	2,010,291
BTS Group Holdings PCL	203,800	57,887
Bumrungrad Hospital PCL	6,200	33,823
Bumrungrad Hospital PCL (For. Reg.)	214,500	1,170,176
C.P. ALL PCL	13,200	29,757
C.P. ALL PCL (For. Reg.)	457,700	1,031,785
Electricity Generating PCL	4,600	31,939
Electricity Generating PCL (For. Reg.)	159,200	1,105,356
Glow Energy PCL	9,400	26,417
Glow Energy PCL (For. Reg.)	328,800	924,040
IRPC PCL	163,400	31,678
IRPC PCL (For. Reg.)	5,687,200	1,102,568
Kasikornbank PCL	22,700	153,517
Kasikornbank PCL (For. Reg.)	282,000	1,907,124
Krung Thai Bank PCL	121,600	69,444
Krung Thai Bank PCL (For. Reg.)	4,226,600	2,413,748
Siam Cement PCL	3,800	51,398
Siam Cement PCL (For. Reg.)	132,000	1,785,392

TOTAL THAILAND		23,648,147

United Arab Emirates - 0.5%
DP World Ltd.	32,029	736,667
Dubai Islamic Bank Pakistan Ltd.	523,571	716,976
Emirates Telecommunications Corp.	488,153	2,305,774
National Bank of Abu Dhabi PJSC	881,328	3,263,156

TOTAL UNITED ARAB EMIRATES		7,022,573

United Kingdom - 6.5%
Admiral Group PLC	79,391	2,064,294
AstraZeneca PLC (United Kingdom)	98,531	7,584,550
British American Tobacco PLC (United Kingdom)	29,134	1,601,564
Bunzl PLC	108,485	3,225,178
Carnival PLC	46,672	2,709,193
Compass Group PLC	629,289	13,541,832
Diageo PLC	278,292	10,209,838
Direct Line Insurance Group PLC	213,902	965,524
GlaxoSmithKline PLC	417,925	8,680,407
HSBC Holdings PLC (United Kingdom)	266,644	2,553,464
Imperial Tobacco Group PLC	51,332	1,968,721
Kingfisher PLC	572,838	2,227,082
National Grid PLC	669,311	7,144,874
Pearson PLC	55,074	667,062
Reckitt Benckiser Group PLC	45,872	4,089,519
RELX PLC	333,673	7,281,126
Royal Mail PLC	421,124	2,591,827
RSA Insurance Group PLC	422,955	3,576,274
Scottish & Southern Energy PLC	88,960	1,457,736
Severn Trent PLC	63,096	1,602,088
Smith & Nephew PLC	161,737	2,800,326
United Utilities Group PLC	127,767	1,206,103
Vodafone Group PLC	595,902	1,455,766

TOTAL UNITED KINGDOM		91,204,348

United States of America - 0.2%
Yum China Holdings, Inc.	74,158	2,675,621
TOTAL COMMON STOCKS
(Cost $1,190,500,428)		1,369,862,132
	Principal Amount	Value

Government Obligations - 0.2%
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.72% to 1.9% 8/9/18 to 9/20/18(e)
(Cost $2,994,380)	3,000,000	2,994,346
	Shares	Value

Money Market Funds - 2.7%
Fidelity Cash Central Fund, 1.96% (f)	25,729,279	25,734,424
Fidelity Securities Lending Cash Central Fund 1.97% (f)(g)	12,596,437	12,597,696
TOTAL MONEY MARKET FUNDS
(Cost $38,332,125)		38,332,120
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $1,231,826,933)		1,411,188,598
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(4,221,661)
NET ASSETS - 100%		$1,406,966,937

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	228	Sept. 2018	$22,849,020	$400,557	$400,557
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	176	Sept. 2018	9,647,440	263,856	263,856
TME S&P/TSX 60 Index Contracts (Canada)	28	Sept. 2018	4,214,906	66,016	66,016
TOTAL FUTURES CONTRACTS					$730,429

The notional amount of futures purchased as a percentage of Net Assets is 2.6%

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $29,324,955 or 2.1% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Level 3 security

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,628,935.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$531,198
Fidelity Securities Lending Cash Central Fund	41,724
Total	$572,922

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$116,014,768	$102,474,061	$13,540,707	$--
Consumer Staples	188,334,319	125,415,034	62,781,631	137,654
Energy	33,667,195	27,397,496	6,269,699	--
Financials	302,834,240	290,504,437	12,329,803	--
Health Care	168,974,295	70,978,157	97,996,138	--
Industrials	133,039,001	112,471,171	20,567,830	--
Information Technology	93,107,541	55,765,144	37,342,397	--
Materials	45,343,518	42,875,669	2,467,849	--
Real Estate	69,728,021	69,728,021	--	--
Telecommunication Services	117,537,637	69,329,002	48,208,635	--
Utilities	101,281,597	82,598,358	18,683,239	--
Government Obligations	2,994,346	--	2,994,346	--
Money Market Funds	38,332,120	38,332,120	--	--
Total Investments in Securities:	$1,411,188,598	$1,087,868,670	$323,182,274	$137,654
Derivative Instruments:
Assets
Futures Contracts	$730,429	$730,429	$--	$--
Total Assets	$730,429	$730,429	$--	$--
Total Derivative Instruments:	$730,429	$730,429	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$15,478,380
Level 2 to Level 1	$181,914,018

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® SAI International Index Fund

July 31, 2018

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

SV7-QTLY-0918
1.9867768.102

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
Australia - 6.7%
AGL Energy Ltd.	365,722	$5,974,972
Alumina Ltd.	1,384,707	2,911,414
Amcor Ltd.	646,337	7,236,555
AMP Ltd.	1,629,326	4,115,726
APA Group unit	659,072	4,725,195
Aristocrat Leisure Ltd.	321,187	7,683,753
ASX Ltd.	107,398	5,241,493
Aurizon Holdings Ltd.	1,136,949	3,843,368
Australia & New Zealand Banking Group Ltd.	1,633,450	35,557,650
Bank of Queensland Ltd.	213,011	1,758,230
Bendigo & Adelaide Bank Ltd.	271,490	2,361,948
BHP Billiton Ltd.	1,795,691	46,897,253
BlueScope Steel Ltd.	309,940	4,066,567
Boral Ltd.	664,206	3,281,588
Brambles Ltd.	888,601	6,522,639
Caltex Australia Ltd.	147,680	3,572,446
Challenger Ltd.	311,221	2,876,397
Cimic Group Ltd.	53,993	1,938,714
Coca-Cola Amatil Ltd.	282,177	2,009,975
Cochlear Ltd.	32,037	4,840,352
Commonwealth Bank of Australia	980,174	54,463,594
Computershare Ltd.	257,150	3,475,192
Crown Ltd.	213,750	2,143,875
CSL Ltd.	252,799	36,926,704
DEXUS Property Group unit	569,914	4,268,049
Dominos Pizza Enterprises Ltd. (a)	34,981	1,298,157
Flight Centre Travel Group Ltd.	31,758	1,604,669
Fortescue Metals Group Ltd.	880,603	2,859,046
Goodman Group unit	907,236	6,490,918
Harvey Norman Holdings Ltd. (a)	323,519	853,272
Healthscope Ltd.	987,486	1,599,363
Incitec Pivot Ltd.	950,524	2,676,467
Insurance Australia Group Ltd.	1,321,303	7,892,563
Lendlease Group unit	326,119	4,877,300
Macquarie Group Ltd.	180,606	16,480,138
Medibank Private Ltd.	1,558,091	3,600,085
Mirvac Group unit	2,078,963	3,521,609
National Australia Bank Ltd.	1,519,412	31,991,599
Newcrest Mining Ltd.	428,382	6,884,102
Orica Ltd.	215,078	2,809,147
Origin Energy Ltd. (b)	982,113	7,128,787
QBE Insurance Group Ltd.	758,184	5,689,257
Ramsay Health Care Ltd.	80,165	3,349,575
realestate.com.au Ltd.	29,968	1,932,578
Rio Tinto Ltd.	230,268	13,891,502
Santos Ltd. (b)	989,213	4,688,890
Scentre Group unit	2,981,453	9,414,050
SEEK Ltd.	189,294	3,005,391
Sonic Healthcare Ltd.	227,523	4,408,517
South32 Ltd.	2,895,194	7,679,014
SP AusNet	977,528	1,183,795
Stockland Corp. Ltd. unit	1,363,960	4,205,419
Suncorp Group Ltd.	721,929	8,029,267
Sydney Airport unit	624,664	3,281,145
Tabcorp Holdings Ltd.	1,066,228	3,699,360
Telstra Corp. Ltd.	2,324,656	4,901,870
The GPT Group unit	1,011,122	3,876,260
TPG Telecom Ltd.	213,693	914,476
Transurban Group unit	1,241,837	10,794,687
Treasury Wine Estates Ltd.	401,116	5,489,328
Vicinity Centers unit	1,844,341	3,644,873
Wesfarmers Ltd.	633,573	23,281,468
Westpac Banking Corp.	1,902,823	41,657,517
Woodside Petroleum Ltd.	503,171	13,510,249
Woolworths Group Ltd.	727,882	16,272,068

TOTAL AUSTRALIA		560,061,427

Austria - 0.2%
Andritz AG	41,248	2,340,282
Erste Group Bank AG	167,939	7,258,185
OMV AG	82,269	4,652,293
Raiffeisen International Bank-Holding AG	83,843	2,797,133
Voestalpine AG	64,723	3,244,566

TOTAL AUSTRIA		20,292,459

Bailiwick of Jersey - 1.2%
Experian PLC	519,291	12,773,098
Glencore Xstrata PLC	6,462,708	28,374,389
Randgold Resources Ltd.	51,926	3,844,682
Shire PLC	509,426	29,013,932
Wolseley PLC	133,259	10,512,037
WPP PLC	711,798	11,133,937

TOTAL BAILIWICK OF JERSEY		95,652,075

Belgium - 1.1%
Ageas	106,414	5,705,354
Anheuser-Busch InBev SA NV	426,126	43,364,309
Colruyt NV	34,470	2,060,519
Groupe Bruxelles Lambert SA	44,648	4,744,767
KBC Groep NV	140,169	10,778,499
Proximus	84,938	2,078,815
Solvay SA Class A	41,441	5,681,822
Telenet Group Holding NV	30,227	1,455,546
UCB SA	70,391	6,046,619
Umicore SA	117,102	6,846,661

TOTAL BELGIUM		88,762,911

Bermuda - 0.3%
Cheung Kong Infrastructure Holdings Ltd.	374,000	2,775,559
Dairy Farm International Holdings Ltd.	191,113	1,561,393
Hongkong Land Holdings Ltd.	657,523	4,780,192
Jardine Matheson Holdings Ltd.	121,691	8,214,143
Jardine Strategic Holdings Ltd.	123,720	4,933,954
Kerry Properties Ltd.	357,000	1,807,958
Li & Fung Ltd.	3,216,000	1,089,885
NWS Holdings Ltd.	893,856	1,614,830
Shangri-La Asia Ltd.	720,000	1,177,824
Yue Yuen Industrial (Holdings) Ltd.	403,500	1,084,698

TOTAL BERMUDA		29,040,436

Cayman Islands - 0.7%
ASM Pacific Technology Ltd.	173,100	2,082,965
Cheung Kong Property Holdings Ltd.	1,447,000	11,070,429
CK Hutchison Holdings Ltd.	1,509,000	16,399,144
Melco Crown Entertainment Ltd. sponsored ADR	137,628	3,559,060
MGM China Holdings Ltd.	545,200	1,172,496
Minth Group Ltd.	422,000	1,591,428
Sands China Ltd.	1,354,000	6,969,200
WH Group Ltd. (c)	4,921,500	3,950,217
Wharf Real Estate Investment Co. Ltd.	679,000	4,943,891
Wynn Macau Ltd.	884,400	2,602,817

TOTAL CAYMAN ISLANDS		54,341,647

Denmark - 1.7%
A.P. Moller - Maersk A/S:
Series A	2,223	2,991,303
Series B	3,548	5,094,349
Carlsberg A/S Series B	59,570	7,181,062
Christian Hansen Holding A/S	55,279	5,723,468
Coloplast A/S Series B	66,313	7,232,197
Danske Bank A/S	419,081	12,182,683
DONG Energy A/S (c)	105,780	6,523,533
DSV de Sammensluttede Vognmaend A/S	106,355	8,918,896
Genmab A/S (b)	34,240	5,867,366
H Lundbeck A/S	39,479	2,857,830
ISS Holdings A/S	93,400	3,491,205
Novo Nordisk A/S Series B	987,873	49,144,020
Novozymes A/S Series B	126,414	6,655,404
Pandora A/S	62,953	4,475,086
Tryg A/S	69,425	1,698,434
Vestas Wind Systems A/S	114,603	7,393,162
William Demant Holding A/S (b)	58,746	2,807,986

TOTAL DENMARK		140,237,984

Finland - 1.0%
Elisa Corp. (A Shares)	79,166	3,440,930
Fortum Corp.	248,158	6,233,143
Kone Oyj (B Shares)	189,067	10,344,590
Metso Corp.	58,320	2,134,550
Neste Oyj	71,707	5,921,528
Nokia Corp.	3,150,006	17,097,159
Nokian Tyres PLC	66,413	2,880,411
Orion Oyj (B Shares)	59,070	2,034,905
Sampo Oyj (A Shares)	247,701	12,588,153
Stora Enso Oyj (R Shares)	309,025	5,107,801
UPM-Kymmene Corp.	299,249	10,623,778
Wartsila Corp.	248,037	5,362,878

TOTAL FINLAND		83,769,826

France - 10.1%
Accor SA	105,189	5,421,962
Aeroports de Paris	16,570	3,708,591
Air Liquide SA	239,640	30,638,966
Alstom SA	87,786	3,939,805
Amundi SA (c)	34,147	2,357,455
Arkema SA	38,169	4,786,881
Atos Origin SA	53,098	7,131,053
AXA SA	1,085,337	27,347,426
BIC SA	14,140	1,351,704
bioMerieux SA	22,795	1,897,860
BNP Paribas SA	628,566	40,918,210
Bollore SA	499,392	2,325,345
Bouygues SA	122,454	5,385,436
Bureau Veritas SA	147,761	3,806,439
Capgemini SA	89,506	11,492,090
Carrefour SA	335,451	6,025,108
Casino Guichard Perrachon SA	31,701	1,291,504
CNP Assurances	97,582	2,282,150
Compagnie de St. Gobain	278,834	12,414,527
Credit Agricole SA	635,987	8,935,725
Danone SA	337,477	26,496,092
Dassault Aviation SA	1,394	2,575,517
Dassault Systemes SA	72,483	10,832,072
Edenred SA	131,575	5,180,373
EDF SA	328,024	4,909,758
Eiffage SA	43,763	4,898,401
ENGIE	1,020,897	16,492,152
Essilor International SA	116,369	17,172,803
Eurazeo SA	25,891	2,002,734
Eutelsat Communications	99,044	2,121,769
Faurecia SA	43,064	2,927,750
Fonciere des Regions	20,713	2,159,280
Gecina SA	25,426	4,337,883
Groupe Eurotunnel SA	264,210	3,489,635
Hermes International SCA	17,712	11,217,363
ICADE	19,350	1,873,509
Iliad SA	15,033	2,381,933
Imerys SA	19,717	1,530,923
Ingenico SA	33,495	2,779,317
Ipsen SA	21,291	3,539,056
JCDecaux SA	42,584	1,391,289
Kering SA	42,382	22,599,083
Klepierre SA	114,857	4,334,120
L'Oreal SA	140,842	34,503,308
Legrand SA	148,892	10,940,875
LVMH Moet Hennessy - Louis Vuitton SA	155,998	54,363,444
Michelin CGDE Series B	95,379	12,248,322
Natixis SA	529,411	3,807,261
Orange SA	1,114,456	18,992,231
Pernod Ricard SA	118,510	19,117,065
Peugeot Citroen SA	328,668	9,458,310
Publicis Groupe SA	115,872	7,406,153
Remy Cointreau SA	12,839	1,753,552
Remy Cointreau SA rights (b)(d)	12,839	24,772
Renault SA	107,488	9,463,282
Rexel SA	173,527	2,716,001
Safran SA	186,664	23,148,122
Sanofi SA	631,107	54,903,981
Schneider Electric SA	300,659	24,132,652
SCOR SE	91,387	3,555,293
SEB SA	12,506	2,377,845
Societe Generale Series A	429,167	19,139,979
Sodexo SA	50,626	5,608,147
SR Teleperformance SA	32,277	5,918,120
Suez Environnement SA	211,317	2,991,188
Thales SA	59,476	7,820,702
Total SA	1,347,781	87,909,501
Ubisoft Entertainment SA (b)	43,754	4,831,904
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	77,447	17,193,319
Valeo SA	134,016	6,581,888
Veolia Environnement SA	298,727	6,823,896
VINCI SA	281,437	28,302,459
Vivendi SA	579,126	15,033,862
Wendel SA	15,309	2,232,327

TOTAL FRANCE		844,000,810

Germany - 9.0%
adidas AG	105,346	23,300,697
Allianz SE	246,210	54,475,110
Axel Springer Verlag AG	27,603	2,062,537
BASF AG	513,861	49,257,962
Bayer AG	502,693	55,963,390
Bayerische Motoren Werke AG (BMW)	184,528	17,842,668
Beiersdorf AG	56,200	6,545,460
Brenntag AG	86,405	5,181,213
Commerzbank AG (b)	560,095	6,049,091
Continental AG	61,509	14,169,333
Covestro AG (c)	107,586	10,328,647
Daimler AG (Germany)	508,598	35,178,225
Delivery Hero AG (c)	52,132	2,961,464
Deutsche Bank AG	1,098,416	14,370,234
Deutsche Borse AG	107,898	14,219,495
Deutsche Lufthansa AG	133,002	3,732,621
Deutsche Post AG	549,895	19,425,370
Deutsche Telekom AG	1,862,904	30,803,271
Deutsche Wohnen AG (Bearer)	202,391	9,859,502
Drillisch AG	30,083	1,788,779
E.ON AG	1,230,295	13,880,463
Evonik Industries AG	91,104	3,371,752
Fraport AG Frankfurt Airport Services Worldwide	23,705	2,366,686
Fresenius Medical Care AG & Co. KGaA	120,543	11,759,473
Fresenius SE & Co. KGaA	232,659	17,961,388
GEA Group AG	98,337	3,840,678
Hannover Reuck SE	33,598	4,478,812
HeidelbergCement Finance AG	83,113	7,057,806
Henkel AG & Co. KGaA	57,546	6,170,623
Hochtief AG	11,022	1,980,974
Hugo Boss AG	35,379	3,188,833
Infineon Technologies AG	635,349	16,825,805
innogy SE (a)(c)	78,084	3,469,686
K&S AG (a)	108,889	2,876,370
KION Group AG	40,254	2,764,951
Lanxess AG	48,598	3,995,013
Linde AG	90,503	22,340,646
Linde AG	13,311	2,786,174
MAN SE	19,909	2,233,773
Merck KGaA	72,174	7,416,779
Metro Wholesale & Food Specialist AG (a)	102,710	1,268,298
MTU Aero Engines Holdings AG	29,077	6,154,215
Muenchener Rueckversicherungs AG	86,655	19,202,329
OSRAM Licht AG	56,363	2,516,370
ProSiebenSat.1 Media AG	131,875	3,559,288
Puma AG	4,698	2,356,757
RWE AG	289,534	7,597,434
SAP SE	549,917	64,002,654
Schaeffler AG	94,988	1,301,790
Siemens AG	427,925	60,396,925
Siemens Healthineers AG (b)(c)	83,775	3,731,874
Symrise AG	68,903	6,226,583
Telefonica Deutschland Holding AG	415,911	1,822,337
Thyssenkrupp AG	243,451	6,496,385
TUI AG (GB)	241,050	5,160,324
Uniper SE	113,797	3,551,599
United Internet AG	68,654	3,692,906
Volkswagen AG	17,531	3,024,806
Vonovia SE	271,760	13,159,376
Wirecard AG	65,645	12,262,726
Zalando SE (b)	61,979	3,555,631

TOTAL GERMANY		749,322,361

Hong Kong - 2.5%
AIA Group Ltd.	6,754,000	58,943,312
Bank of East Asia Ltd.	692,009	2,750,738
BOC Hong Kong (Holdings) Ltd.	2,065,000	9,997,388
CLP Holdings Ltd.	917,500	10,479,469
Galaxy Entertainment Group Ltd.	1,327,000	10,659,551
Hang Lung Group Ltd.	514,000	1,519,267
Hang Lung Properties Ltd.	1,118,000	2,350,221
Hang Seng Bank Ltd.	426,800	11,614,715
Henderson Land Development Co. Ltd.	737,565	4,111,130
Hong Kong & China Gas Co. Ltd.	5,142,273	10,500,339
Hong Kong Exchanges and Clearing Ltd.	658,218	19,421,878
Hysan Development Co. Ltd.	348,000	1,904,256
Link (REIT)	1,214,500	12,038,157
MTR Corp. Ltd.	839,674	4,707,023
New World Development Co. Ltd.	3,383,380	4,819,206
PCCW Ltd.	2,420,584	1,412,435
Power Assets Holdings Ltd.	774,000	5,477,822
Sino Land Ltd.	1,838,689	3,157,774
SJM Holdings Ltd.	1,097,000	1,331,933
Sun Hung Kai Properties Ltd.	891,000	13,962,581
Swire Pacific Ltd. (A Shares)	275,500	2,986,992
Swire Properties Ltd.	662,600	2,608,512
Techtronic Industries Co. Ltd.	770,000	4,287,016
Wharf Holdings Ltd.	689,000	2,277,925
Wheelock and Co. Ltd.	457,000	3,237,233

TOTAL HONG KONG		206,556,873

Ireland - 0.6%
AIB Group PLC	448,169	2,567,925
Bank Ireland Group PLC	545,243	4,683,024
CRH PLC	469,825	16,069,330
DCC PLC (United Kingdom)	49,115	4,544,845
James Hardie Industries PLC CDI	249,670	3,988,085
Kerry Group PLC Class A	88,785	9,416,541
Paddy Power Betfair PLC (Ireland)	47,840	5,216,564
Ryanair Holdings PLC sponsored ADR (b)	12,989	1,369,041
Smurfit Kappa Group PLC	126,095	5,172,518

TOTAL IRELAND		53,027,873

Isle of Man - 0.1%
Gaming VC Holdings SA	299,996	4,606,989
Genting Singapore Ltd.	3,433,400	3,228,231

TOTAL ISLE OF MAN		7,835,220

Israel - 0.5%
Azrieli Group	24,180	1,156,916
Bank Hapoalim BM (Reg.)	601,250	4,248,798
Bank Leumi le-Israel BM	803,668	5,033,594
Bezeq The Israel Telecommunication Corp. Ltd.	1,176,724	1,246,196
Check Point Software Technologies Ltd. (a)(b)	72,919	8,215,784
Elbit Systems Ltd. (Israel)	13,365	1,601,383
Frutarom Industries Ltd.	21,886	2,209,341
Israel Chemicals Ltd.	390,682	1,867,128
Mizrahi Tefahot Bank Ltd.	79,046	1,535,415
NICE Systems Ltd. (b)	34,462	3,756,641
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	539,990	12,927,361

TOTAL ISRAEL		43,798,557

Italy - 2.0%
Assicurazioni Generali SpA	656,088	11,661,387
Atlantia SpA	277,297	8,226,406
Davide Campari-Milano SpA	321,839	2,713,429
Enel SpA	4,554,828	25,374,620
Eni SpA	1,424,139	27,412,596
Intesa Sanpaolo SpA	7,516,891	23,036,557
Intesa Sanpaolo SpA (Risparmio Shares)	546,350	1,743,488
Leonardo SpA	230,909	2,767,638
Luxottica Group SpA	95,104	6,439,051
Mediobanca SpA	351,505	3,651,612
Moncler SpA	100,128	4,416,434
Pirelli & C. S.p.A. (c)	220,817	1,929,363
Poste Italiane SpA (c)	295,561	2,753,163
Prysmian SpA	133,713	3,432,043
Recordati SpA	59,139	2,211,551
Snam Rete Gas SpA	1,287,466	5,532,707
Telecom Italia SpA (b)	6,585,652	5,065,510
Terna SpA	797,622	4,467,630
UniCredit SpA	1,123,136	19,915,474

TOTAL ITALY		162,750,659

Japan - 23.4%
ABC-MART, Inc.	18,200	984,752
ACOM Co. Ltd.	218,900	871,176
AEON Co. Ltd.	340,300	6,914,477
AEON Financial Service Co. Ltd.	65,200	1,342,893
AEON MALL Co. Ltd.	56,700	990,849
Agc, Inc.	105,000	4,401,034
Air Water, Inc.	82,100	1,494,930
Aisin Seiki Co. Ltd.	90,300	4,191,361
Ajinomoto Co., Inc.	254,800	4,511,348
Alfresa Holdings Corp.	104,100	2,488,569
All Nippon Airways Ltd.	65,300	2,397,896
Alps Electric Co. Ltd.	104,000	3,000,248
Amada Holdings Co. Ltd.	188,500	1,895,359
Aozora Bank Ltd.	66,150	2,471,933
Asahi Group Holdings	202,500	9,842,471
Asahi Kasei Corp.	705,200	9,426,372
Asics Corp.	91,100	1,477,121
Astellas Pharma, Inc.	1,097,800	17,906,088
Bandai Namco Holdings, Inc.	111,700	4,460,408
Bank of Kyoto Ltd.	29,500	1,427,313
Benesse Holdings, Inc.	39,000	1,417,833
Bridgestone Corp.	340,200	13,419,664
Brother Industries Ltd.	127,200	2,585,750
Calbee, Inc.	45,700	1,512,230
Canon, Inc.	558,600	18,123,410
Casio Computer Co. Ltd.	111,500	1,824,349
Central Japan Railway Co.	80,600	16,787,194
Chiba Bank Ltd.	335,300	2,393,528
Chubu Electric Power Co., Inc.	338,600	5,225,873
Chugai Pharmaceutical Co. Ltd.	124,800	6,348,040
Chugoku Electric Power Co., Inc.	157,700	2,073,237
Coca-Cola West Co. Ltd.	75,800	2,728,570
Concordia Financial Group Ltd.	620,700	3,337,277
Credit Saison Co. Ltd.	86,000	1,342,589
CyberAgent, Inc.	57,200	3,002,853
CYBERDYNE, Inc. (a)(b)	60,900	715,670
Dai Nippon Printing Co. Ltd.	135,300	2,956,110
Dai-ichi Mutual Life Insurance Co.	602,500	11,376,098
Daicel Chemical Industries Ltd.	145,200	1,594,648
Daifuku Co. Ltd.	57,300	2,503,336
Daiichi Sankyo Kabushiki Kaisha	317,100	13,152,491
Daikin Industries Ltd.	139,300	16,650,525
Dainippon Sumitomo Pharma Co. Ltd.	87,600	1,700,005
Daito Trust Construction Co. Ltd.	40,800	6,810,643
Daiwa House Industry Co. Ltd.	316,600	11,544,994
Daiwa House REIT Investment Corp.	953	2,352,350
Daiwa Securities Group, Inc.	907,800	5,294,736
DeNA Co. Ltd.	60,500	1,141,069
DENSO Corp.	243,700	12,054,645
Dentsu, Inc.	120,400	5,055,683
Disco Corp.	16,300	2,765,380
Don Quijote Holdings Co. Ltd.	66,200	3,090,498
East Japan Railway Co.	172,500	16,134,297
Eisai Co. Ltd.	141,000	12,139,004
Electric Power Development Co. Ltd.	83,200	2,250,861
FamilyMart Co. Ltd. (a)	42,400	3,956,797
Fanuc Corp.	108,400	21,857,874
Fast Retailing Co. Ltd.	32,600	14,277,362
Fuji Electric Co. Ltd.	330,000	2,437,716
Fujifilm Holdings Corp.	215,500	8,894,718
Fujitsu Ltd.	1,100,000	7,496,968
Fukuoka Financial Group, Inc.	403,000	2,205,694
Hakuhodo DY Holdings, Inc.	132,900	2,037,210
Hamamatsu Photonics K.K.	80,500	3,405,312
Hankyu Hanshin Holdings, Inc.	127,800	5,080,454
Hikari Tsushin, Inc.	12,200	2,045,790
Hino Motors Ltd.	148,000	1,672,138
Hirose Electric Co. Ltd.	18,130	2,203,521
Hisamitsu Pharmaceutical Co., Inc.	32,300	2,357,179
Hitachi Chemical Co. Ltd.	59,800	1,180,865
Hitachi Construction Machinery Co. Ltd.	60,900	1,958,677
Hitachi High-Technologies Corp.	39,100	1,594,562
Hitachi Ltd.	2,700,000	18,875,057
Hitachi Metals Ltd.	122,800	1,326,677
Honda Motor Co. Ltd.	911,100	27,816,481
Hoshizaki Corp.	30,800	3,101,623
Hoya Corp.	213,100	12,769,038
Hulic Co. Ltd.	171,000	1,673,067
Idemitsu Kosan Co. Ltd.	76,500	3,441,354
IHI Corp.	83,300	2,925,517
Iida Group Holdings Co. Ltd.	82,300	1,611,185
INPEX Corp.	571,800	6,277,725
Isetan Mitsukoshi Holdings Ltd.	192,300	2,323,909
Isuzu Motors Ltd.	306,700	4,150,488
Itochu Corp.	790,200	14,031,105
J. Front Retailing Co. Ltd.	127,400	1,867,574
Japan Airlines Co. Ltd.	65,700	2,422,583
Japan Airport Terminal Co. Ltd.	26,500	1,256,093
Japan Exchange Group, Inc.	284,100	5,043,496
Japan Post Bank Co. Ltd.	224,400	2,691,235
Japan Post Holdings Co. Ltd.	879,400	9,696,062
Japan Prime Realty Investment Corp.	479	1,724,254
Japan Real Estate Investment Corp.	732	3,829,719
Japan Retail Fund Investment Corp.	1,465	2,671,498
Japan Tobacco, Inc.	614,100	17,477,108
JFE Holdings, Inc.	273,600	5,559,633
JGC Corp.	117,800	2,285,827
JSR Corp.	109,100	2,089,014
JTEKT Corp.	115,400	1,673,520
JX Holdings, Inc.	1,820,000	13,343,150
Kajima Corp.	502,000	3,916,769
Kakaku.com, Inc.	77,900	1,638,607
Kamigumi Co. Ltd.	60,400	1,261,856
Kaneka Corp.	136,000	1,194,401
Kansai Electric Power Co., Inc.	393,500	5,601,653
Kansai Paint Co. Ltd.	98,100	2,251,260
Kao Corp.	276,700	20,213,487
Kawasaki Heavy Industries Ltd.	78,900	2,319,897
KDDI Corp.	1,011,300	28,151,422
Keihan Electric Railway Co., Ltd.	55,100	2,003,144
Keihin Electric Express Railway Co. Ltd.	121,500	1,987,421
Keio Corp.	56,900	2,794,302
Keisei Electric Railway Co.	71,500	2,380,773
Keyence Corp.	54,400	28,660,770
Kikkoman Corp.	82,000	3,891,795
Kintetsu Group Holdings Co. Ltd.	95,700	3,800,098
Kirin Holdings Co. Ltd.	459,600	11,766,408
Kobayashi Pharmaceutical Co. Ltd.	27,300	2,273,067
Kobe Steel Ltd.	174,800	1,722,702
Koito Manufacturing Co. Ltd.	58,200	3,732,004
Komatsu Ltd.	516,200	15,252,739
Konami Holdings Corp.	53,100	2,498,294
Konica Minolta, Inc.	257,200	2,308,962
Kose Corp.	17,100	3,271,198
Kubota Corp.	551,500	9,258,604
Kuraray Co. Ltd.	176,600	2,496,045
Kurita Water Industries Ltd.	56,200	1,638,528
Kyocera Corp.	179,300	10,435,313
Kyowa Hakko Kirin Co., Ltd.	146,800	2,789,246
Kyushu Electric Power Co., Inc.	209,500	2,461,951
Kyushu Railway Co.	90,900	2,788,418
Lawson, Inc.	28,700	1,722,282
LINE Corp. (b)	39,700	1,734,356
Lion Corp.	126,700	2,290,039
LIXIL Group Corp.	148,500	3,036,006
M3, Inc.	117,500	4,460,828
Mabuchi Motor Co. Ltd.	27,600	1,355,131
Makita Corp.	125,100	5,605,250
Marubeni Corp.	872,900	6,664,304
Marui Group Co. Ltd.	113,400	2,253,160
Maruichi Steel Tube Ltd.	32,300	1,110,705
Mazda Motor Corp.	322,300	4,021,772
McDonald's Holdings Co. (Japan) Ltd.	38,000	1,814,783
Mebuki Financial Group, Inc.	458,590	1,632,329
Medipal Holdings Corp.	97,400	1,974,742
Meiji Holdings Co. Ltd.	68,100	5,355,153
Minebea Mitsumi, Inc.	217,600	3,905,294
Misumi Group, Inc.	158,200	4,020,967
Mitsubishi Chemical Holdings Corp.	715,000	6,263,012
Mitsubishi Corp.	755,500	21,118,518
Mitsubishi Electric Corp.	1,020,800	13,869,330
Mitsubishi Estate Co. Ltd.	661,100	11,471,815
Mitsubishi Gas Chemical Co., Inc.	89,300	1,988,615
Mitsubishi Heavy Industries Ltd.	169,400	6,361,160
Mitsubishi Materials Corp.	58,300	1,657,916
Mitsubishi Motors Corp. of Japan	380,100	2,905,831
Mitsubishi Tanabe Pharma Corp.	139,400	2,608,101
Mitsubishi UFJ Financial Group, Inc.	6,605,200	40,535,227
Mitsubishi UFJ Lease & Finance Co. Ltd.	223,500	1,351,214
Mitsui & Co. Ltd.	954,100	15,990,752
Mitsui Chemicals, Inc.	104,500	2,814,511
Mitsui Fudosan Co. Ltd.	499,000	11,931,947
Mitsui OSK Lines Ltd.	62,600	1,624,322
Mizuho Financial Group, Inc.	13,461,600	23,400,164
MS&AD Insurance Group Holdings, Inc.	264,900	8,113,799
Murata Manufacturing Co. Ltd.	100,800	17,579,037
Nabtesco Corp.	64,000	1,977,552
Nagoya Railroad Co. Ltd.	99,400	2,492,667
NEC Corp.	144,600	4,017,112
New Hampshire Foods Ltd.	52,000	2,070,176
Nexon Co. Ltd. (b)	246,300	3,535,407
NGK Insulators Ltd.	149,700	2,628,962
NGK Spark Plug Co. Ltd.	90,600	2,600,957
Nidec Corp.	125,000	18,087,913
Nikon Corp.	177,500	2,996,374
Nintendo Co. Ltd.	63,400	21,441,060
Nippon Building Fund, Inc.	751	4,177,633
Nippon Electric Glass Co. Ltd.	48,100	1,554,610
Nippon Express Co. Ltd.	42,500	2,782,007
Nippon Paint Holdings Co. Ltd.	81,800	3,555,408
Nippon Prologis REIT, Inc.	1,004	2,030,178
Nippon Steel & Sumitomo Metal Corp.	423,300	8,441,982
Nippon Telegraph & Telephone Corp.	386,500	17,876,999
Nippon Yusen KK	83,700	1,614,195
Nissan Chemical Corp.	72,700	3,259,258
Nissan Motor Co. Ltd.	1,295,700	12,256,163
Nisshin Seifun Group, Inc.	112,300	2,200,522
Nissin Food Holdings Co. Ltd.	33,300	2,296,141
Nitori Holdings Co. Ltd.	44,800	6,757,161
Nitto Denko Corp.	92,300	6,696,930
NKSJ Holdings, Inc.	185,500	7,539,493
NOK Corp.	44,100	882,670
Nomura Holdings, Inc.	1,929,000	9,146,175
Nomura Real Estate Holdings, Inc.	71,500	1,557,059
Nomura Real Estate Master Fund, Inc.	2,173	3,078,328
Nomura Research Institute Ltd.	63,040	3,021,906
NSK Ltd.	197,400	2,155,960
NTT Data Corp.	352,300	4,012,953
NTT DOCOMO, Inc.	761,200	19,597,046
Obayashi Corp.	362,500	3,784,562
OBIC Co. Ltd.	36,700	3,144,355
Odakyu Electric Railway Co. Ltd.	164,300	3,479,999
Oji Holdings Corp.	483,000	2,865,918
Olympus Corp.	162,600	6,601,038
OMRON Corp.	107,200	4,831,981
Ono Pharmaceutical Co. Ltd.	212,400	5,004,407
Oracle Corp. Japan	21,300	1,786,826
Oriental Land Co. Ltd.	111,800	12,128,373
ORIX Corp.	738,800	11,959,290
Osaka Gas Co. Ltd.	208,800	4,018,412
Otsuka Corp.	59,300	2,312,284
Otsuka Holdings Co. Ltd.	218,100	10,071,925
Panasonic Corp.	1,235,500	15,875,078
Park24 Co. Ltd.	56,800	1,595,063
Pola Orbis Holdings, Inc.	51,900	2,009,811
Rakuten, Inc.	487,700	3,438,066
Recruit Holdings Co. Ltd.	616,300	16,887,527
Renesas Electronics Corp. (b)	465,800	4,149,146
Resona Holdings, Inc.	1,167,200	6,638,708
Ricoh Co. Ltd.	379,200	3,701,974
Rinnai Corp.	19,700	1,701,936
ROHM Co. Ltd.	52,800	4,485,981
Ryohin Keikaku Co. Ltd.	13,300	4,264,231
Sankyo Co. Ltd. (Gunma)	25,900	1,019,183
Santen Pharmaceutical Co. Ltd.	207,300	3,457,626
SBI Holdings, Inc. Japan	126,700	3,450,356
Secom Co. Ltd.	117,100	8,950,250
Sega Sammy Holdings, Inc.	95,800	1,525,055
Seibu Holdings, Inc.	126,700	2,134,801
Seiko Epson Corp.	159,000	2,870,378
Sekisui Chemical Co. Ltd.	210,100	3,754,235
Sekisui House Ltd.	347,900	5,930,129
Seven & i Holdings Co. Ltd.	420,900	17,189,510
Seven Bank Ltd.	341,500	1,032,303
SG Holdings Co. Ltd.	53,000	1,158,923
Sharp Corp. (a)	99,200	2,293,360
Shimadzu Corp.	123,600	3,515,163
Shimamura Co. Ltd.	12,600	1,178,697
SHIMANO, Inc.	41,500	5,956,938
SHIMIZU Corp.	308,000	3,223,654
Shin-Etsu Chemical Co. Ltd.	205,400	20,778,595
Shinsei Bank Ltd.	91,700	1,444,282
Shionogi & Co. Ltd.	155,600	8,493,046
Shiseido Co. Ltd.	212,500	15,654,984
Shizuoka Bank Ltd.	250,800	2,318,025
Showa Shell Sekiyu K.K.	107,100	1,757,772
SMC Corp.	32,000	10,726,289
SoftBank Corp.	461,700	38,562,208
Sohgo Security Services Co., Ltd.	39,400	1,800,599
Sony Corp.	708,200	38,063,517
Sony Financial Holdings, Inc.	99,000	1,902,431
Stanley Electric Co. Ltd.	73,200	2,562,966
Start Today Co. Ltd.	113,200	4,540,554
Subaru Corp.	343,500	10,038,933
Sumco Corp.	132,400	2,832,930
Sumitomo Chemical Co. Ltd.	843,000	4,854,611
Sumitomo Corp.	628,600	10,350,997
Sumitomo Electric Industries Ltd.	419,500	6,453,229
Sumitomo Heavy Industries Ltd.	61,200	2,132,130
Sumitomo Metal Mining Co. Ltd.	129,800	4,665,895
Sumitomo Mitsui Financial Group, Inc.	751,000	29,805,494
Sumitomo Mitsui Trust Holdings, Inc.	184,600	7,332,614
Sumitomo Realty & Development Co. Ltd.	199,000	7,291,244
Sumitomo Rubber Industries Ltd.	98,300	1,622,875
Sundrug Co. Ltd.	42,200	1,687,019
Suntory Beverage & Food Ltd.	78,600	3,342,512
Suzuken Co. Ltd.	39,500	1,725,685
Suzuki Motor Corp.	191,900	11,287,159
Sysmex Corp.	93,400	8,829,209
T&D Holdings, Inc.	310,500	4,639,515
Taiheiyo Cement Corp.	68,700	2,170,767
Taisei Corp.	119,000	6,618,077
Taisho Pharmaceutical Holdings Co. Ltd.	19,900	2,247,793
Taiyo Nippon Sanso Corp.	74,700	1,142,396
Takashimaya Co. Ltd.	157,000	1,314,876
Takeda Pharmaceutical Co. Ltd.	398,100	16,808,944
TDK Corp.	72,400	7,756,710
Teijin Ltd.	97,400	1,819,151
Temp Holdings Co., Ltd.	100,900	2,196,401
Terumo Corp.	169,700	9,322,667
The Suruga Bank Ltd.	88,400	791,382
THK Co. Ltd.	68,300	1,847,762
Tobu Railway Co. Ltd.	107,800	3,177,696
Toho Co. Ltd.	64,500	1,925,936
Toho Gas Co. Ltd.	42,700	1,453,056
Tohoku Electric Power Co., Inc.	242,500	3,077,472
Tokio Marine Holdings, Inc.	376,200	17,898,077
Tokyo Century Corp.	23,600	1,287,484
Tokyo Electric Power Co., Inc. (b)	817,500	3,917,321
Tokyo Electron Ltd.	87,700	15,373,815
Tokyo Gas Co. Ltd.	217,100	5,302,757
Tokyo Tatemono Co. Ltd.	107,700	1,450,099
Tokyu Corp.	279,100	4,805,125
Tokyu Fudosan Holdings Corp.	283,900	1,929,793
Toppan Printing Co. Ltd.	272,000	2,092,847
Toray Industries, Inc.	774,600	6,003,005
Toshiba Corp. (b)	3,646,000	11,184,349
Tosoh Corp.	143,200	2,338,910
Toto Ltd.	79,000	3,691,996
Toyo Seikan Group Holdings Ltd.	85,000	1,567,474
Toyo Suisan Kaisha Ltd.	50,600	1,828,234
Toyoda Gosei Co. Ltd.	36,100	910,450
Toyota Industries Corp.	81,700	4,595,922
Toyota Motor Corp.	1,277,550	83,974,772
Toyota Tsusho Corp.	118,500	4,050,701
Trend Micro, Inc.	66,600	3,935,166
Tsuruha Holdings, Inc.	20,900	2,568,224
Unicharm Corp.	224,700	6,826,507
United Urban Investment Corp.	1,623	2,516,909
USS Co. Ltd.	126,600	2,395,793
West Japan Railway Co.	92,000	6,431,714
Yahoo! Japan Corp. (a)	788,400	2,999,546
Yakult Honsha Co. Ltd.	62,100	4,465,269
Yamada Denki Co. Ltd. (a)	358,300	1,775,238
Yamaguchi Financial Group, Inc.	113,800	1,288,475
Yamaha Corp.	77,200	3,612,454
Yamaha Motor Co. Ltd.	158,500	4,184,394
Yamato Holdings Co. Ltd.	172,300	4,993,824
Yamazaki Baking Co. Ltd.	66,600	1,652,864
Yaskawa Electric Corp.	135,300	4,474,474
Yokogawa Electric Corp.	129,300	2,299,713
Yokohama Rubber Co. Ltd.	69,100	1,480,099

TOTAL JAPAN		1,942,810,981

Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	371,140	11,941,305
Eurofins Scientific SA	6,473	3,531,790
Millicom International Cellular SA (depository receipt) (b)	37,446	2,397,614
RTL Group SA	21,920	1,634,050
SES SA (France) (depositary receipt)	205,899	4,115,929
Tenaris SA	265,249	4,859,270

TOTAL LUXEMBOURG		28,479,958

Mauritius - 0.0%
Golden Agri-Resources Ltd.	3,694,900	759,960
Multi-National - 0.1%
HK Electric Investments & HK Electric Investments Ltd. unit (c)	1,506,500	1,539,311
HKT Trust/HKT Ltd. unit	2,094,000	2,795,895

TOTAL MULTI-NATIONAL		4,335,206

Netherlands - 4.5%
ABN AMRO Group NV GDR	236,469	6,553,406
AEGON NV	999,267	6,592,637
AerCap Holdings NV (b)	75,301	4,226,645
Airbus Group NV	325,004	40,225,494
Akzo Nobel NV	141,351	13,074,343
ASML Holding NV (Netherlands)	229,286	49,105,815
CNH Industrial NV	572,511	6,718,089
EXOR NV	61,309	4,034,808
Ferrari NV	68,716	9,144,178
Fiat Chrysler Automobiles NV	603,139	10,295,686
Heineken Holding NV	64,102	6,195,252
Heineken NV (Bearer)	144,661	14,639,049
ING Groep NV (Certificaten Van Aandelen)	2,173,615	33,227,536
Koninklijke Ahold Delhaize NV	697,189	17,735,937
Koninklijke DSM NV	101,493	10,816,572
Koninklijke KPN NV	1,877,784	5,434,572
Koninklijke Philips Electronics NV	526,229	23,101,219
NN Group NV	171,501	7,584,600
NXP Semiconductors NV (b)	192,264	18,330,450
QIAGEN NV (Germany) (b)	127,190	4,609,131
Randstad NV	66,602	4,225,826
RELX NV	540,383	11,752,627
STMicroelectronics NV (France)	381,835	8,240,702
Unilever NV (Certificaten Van Aandelen) (Bearer)	863,057	49,790,585
Vopak NV	40,027	1,885,328
Wolters Kluwer NV	162,235	9,781,422

TOTAL NETHERLANDS		377,321,909

New Zealand - 0.2%
Auckland International Airport Ltd.	543,652	2,473,443
Fisher & Paykel Healthcare Corp.	322,983	3,258,149
Fletcher Building Ltd.	475,038	2,276,215
Meridian Energy Ltd.	723,753	1,548,994
Ryman Healthcare Group Ltd.	227,491	1,887,054
Spark New Zealand Ltd.	1,038,901	2,740,405
The a2 Milk Co. Ltd. (b)	413,128	2,945,411

TOTAL NEW ZEALAND		17,129,671

Norway - 0.7%
Aker Bp ASA	59,446	2,125,193
DNB ASA	546,567	11,026,291
Equinor ASA	650,719	17,279,856
Gjensidige Forsikring ASA	113,945	1,828,618
Marine Harvest ASA	232,953	5,093,656
Norsk Hydro ASA	751,712	4,285,412
Orkla ASA	455,778	3,855,588
Schibsted ASA (B Shares)	55,905	1,816,288
Telenor ASA	419,772	8,208,472
Yara International ASA	99,473	4,389,098

TOTAL NORWAY		59,908,472

Papua New Guinea - 0.1%
Oil Search Ltd. ADR	764,404	5,099,867
Portugal - 0.2%
Energias de Portugal SA	1,430,323	5,835,521
Galp Energia SGPS SA Class B	279,534	5,749,698
Jeronimo Martins SGPS SA	143,248	2,132,365

TOTAL PORTUGAL		13,717,584

Singapore - 1.2%
Ascendas Real Estate Investment Trust	1,390,900	2,809,693
CapitaCommercial Trust (REIT)	1,407,858	1,809,786
CapitaLand Ltd.	1,429,200	3,390,984
CapitaMall Trust	1,397,600	2,217,516
City Developments Ltd.	228,400	1,679,424
ComfortDelgro Corp. Ltd.	1,230,500	2,124,123
DBS Group Holdings Ltd.	1,001,677	19,682,565
Jardine Cycle & Carriage Ltd.	53,600	1,323,710
Keppel Corp. Ltd.	825,000	4,163,331
Oversea-Chinese Banking Corp. Ltd.	1,753,656	14,904,176
Sembcorp Industries Ltd.	565,900	1,114,050
Singapore Airlines Ltd.	305,000	2,209,057
Singapore Airport Terminal Service Ltd.	387,600	1,477,683
Singapore Exchange Ltd.	452,500	2,472,986
Singapore Press Holdings Ltd.	915,500	1,956,958
Singapore Technologies Engineering Ltd.	863,000	2,168,039
Singapore Telecommunications Ltd.	4,548,100	10,724,208
Suntec (REIT)	1,191,600	1,610,566
United Overseas Bank Ltd.	744,872	14,784,179
UOL Group Ltd.	291,791	1,536,814
Venture Corp. Ltd.	150,500	1,844,008
Wilmar International Ltd.	1,070,600	2,461,511
Yangzijiang Shipbuilding Holdings Ltd.	1,362,800	946,007

TOTAL SINGAPORE		99,411,374

South Africa - 0.0%
Old Mutual Ltd. (b)	1	2
Spain - 3.1%
ACS Actividades de Construccion y Servicios SA	148,265	6,504,980
Aena Sme SA	37,838	6,875,807
Amadeus IT Holding SA Class A	245,770	20,979,554
Banco Bilbao Vizcaya Argentaria SA	3,732,753	27,344,871
Banco de Sabadell SA	3,152,621	5,266,190
Banco Santander SA (Spain)	9,031,999	50,901,477
Bankia SA	702,907	2,770,774
Bankinter SA	382,120	3,691,726
CaixaBank SA	2,009,677	9,246,279
Enagas SA	128,189	3,585,556
Endesa SA	179,209	4,145,058
Ferrovial SA	274,732	5,679,839
Gas Natural SDG SA	197,702	5,358,818
Grifols SA	168,428	4,894,239
Iberdrola SA	3,365,866	26,173,572
Inditex SA	610,790	20,015,975
International Consolidated Airlines Group SA	350,729	3,258,853
MAPFRE SA (Reg.)	612,685	1,926,516
Red Electrica Corporacion SA	244,460	5,181,366
Repsol SA	768,775	15,259,966
Siemens Gamesa Renewable Energy SA (a)	135,510	1,914,972
Telefonica SA	2,617,074	23,515,775

TOTAL SPAIN		254,492,163

Sweden - 2.6%
Alfa Laval AB	163,962	4,506,976
ASSA ABLOY AB (B Shares)	560,988	11,074,179
Atlas Copco AB:
(A Shares)	378,109	10,827,748
(B Shares)	215,553	5,649,320
Boliden AB	152,304	4,538,141
Electrolux AB (B Shares)	136,924	3,214,065
Epiroc AB:
Class A (b)	381,843	4,571,894
Class B (b)	215,553	2,284,242
Essity AB Class B	337,977	8,452,356
H&M Hennes & Mauritz AB (B Shares) (a)	490,538	7,637,492
Hexagon AB (B Shares)	144,493	8,811,280
Husqvarna AB (B Shares)	230,858	1,826,816
ICA Gruppen AB (a)	46,182	1,532,056
Industrivarden AB (C Shares)	92,107	1,942,083
Investor AB (B Shares)	254,518	11,097,777
Kinnevik AB (B Shares)	130,677	4,513,457
Lundbergfoeretagen AB	43,927	1,435,766
Lundin Petroleum AB	106,259	3,505,733
Nordea Bank AB	1,698,349	18,063,289
Sandvik AB	631,125	11,545,210
Securitas AB (B Shares)	175,281	3,155,594
Skandinaviska Enskilda Banken AB (A Shares)	909,520	9,731,392
Skanska AB (B Shares)	190,487	3,587,493
SKF AB (B Shares)	211,381	4,346,401
Svenska Handelsbanken AB (A Shares)	853,608	10,544,205
Swedbank AB (A Shares)	505,931	11,979,465
Swedish Match Co. AB	101,986	5,576,612
Tele2 AB (B Shares)	204,730	2,748,608
Telefonaktiebolaget LM Ericsson (B Shares)	1,718,682	13,492,095
TeliaSonera AB	1,572,991	7,567,144
Volvo AB (B Shares)	875,886	15,355,237

TOTAL SWEDEN		215,114,126

Switzerland - 8.0%
ABB Ltd. (Reg.)	1,032,135	23,693,229
Adecco SA (Reg.)	91,021	5,605,676
Baloise Holdings AG	27,267	4,260,168
Barry Callebaut AG	1,215	2,073,777
Clariant AG (Reg.)	113,371	2,712,477
Coca-Cola HBC AG	111,021	3,984,002
Compagnie Financiere Richemont SA Series A	292,137	25,585,030
Credit Suisse Group AG	1,429,994	22,997,916
Dufry AG (a)	17,909	2,371,226
Ems-Chemie Holding AG	4,593	2,945,569
Galenica AG	25,395	4,814,060
Geberit AG (Reg.)	20,748	9,255,559
Givaudan SA	5,166	12,120,000
Julius Baer Group Ltd.	126,489	6,939,144
Kuehne & Nagel International AG	30,167	4,824,465
Lafargeholcim Ltd. (Reg.)	271,777	13,899,699
Lindt & Spruengli AG	56	4,490,633
Lindt & Spruengli AG (participation certificate)	600	4,138,767
Lonza Group AG	41,637	12,838,233
Nestle SA (Reg. S)	1,741,110	141,888,878
Novartis AG	1,244,134	104,409,903
Pargesa Holding SA	22,354	1,871,582
Partners Group Holding AG	9,692	7,365,783
Roche Holding AG (participation certificate)	392,985	96,535,394
Schindler Holding AG:
(participation certificate)	22,693	5,289,647
(Reg.)	11,319	2,562,965
SGS SA (Reg.)	2,987	7,801,224
Sika AG	72,221	10,277,169
Sonova Holding AG Class B	31,035	5,729,635
Straumann Holding AG	5,767	4,484,765
Swatch Group AG (Bearer)	17,097	7,682,124
Swatch Group AG (Bearer) (Reg.)	32,145	2,650,749
Swiss Life Holding AG	19,139	6,875,466
Swiss Prime Site AG	40,234	3,691,621
Swiss Re Ltd.	175,951	16,131,729
Swisscom AG	14,463	6,796,580
Temenos Group AG	33,690	5,427,011
UBS Group AG	2,156,268	35,529,478
Zurich Insurance Group AG	84,666	25,962,876

TOTAL SWITZERLAND		668,514,209

United Kingdom - 16.1%
3i Group PLC	531,683	6,612,926
Admiral Group PLC	107,829	2,803,728
Anglo American PLC (United Kingdom)	591,144	13,444,900
Antofagasta PLC	217,284	2,860,517
Ashtead Group PLC	279,555	8,589,829
Associated British Foods PLC	200,889	6,473,267
AstraZeneca PLC (United Kingdom)	710,128	54,663,009
Auto Trader Group PLC (c)	518,518	2,892,219
Aviva PLC	2,280,326	14,944,629
Babcock International Group PLC	130,354	1,222,653
BAE Systems PLC	1,794,884	15,364,808
Barclays PLC	9,580,581	24,371,146
Barratt Developments PLC	558,394	3,913,793
Berkeley Group Holdings PLC	69,038	3,382,689
BHP Billiton PLC	1,184,863	27,268,124
BP PLC	11,161,829	83,886,099
British American Tobacco PLC (United Kingdom)	1,283,947	70,581,543
British Land Co. PLC	510,104	4,420,283
BT Group PLC	4,734,782	14,484,112
Bunzl PLC	184,105	5,473,305
Burberry Group PLC	235,552	6,514,291
Carnival PLC	99,431	5,771,721
Centrica PLC	3,162,889	6,175,282
Coca-Cola European Partners PLC	121,613	5,015,320
Compass Group PLC	890,162	19,155,625
ConvaTec Group PLC (c)	739,784	2,126,498
Croda International PLC	72,226	4,872,732
Diageo PLC	1,382,167	50,708,254
Direct Line Insurance Group PLC	736,191	3,323,063
easyJet PLC	88,141	1,873,013
Fresnillo PLC	118,263	1,612,799
G4S PLC (United Kingdom)	851,160	3,083,445
GlaxoSmithKline PLC	2,779,174	57,724,143
Hammerson PLC	435,934	2,985,662
Hargreaves Lansdown PLC	156,707	4,270,037
HSBC Holdings PLC (United Kingdom)	11,216,519	107,412,814
Imperial Tobacco Group PLC	534,784	20,510,416
Informa PLC	707,413	7,329,697
InterContinental Hotel Group PLC	98,884	6,109,224
Intertek Group PLC	88,440	6,825,617
Investec PLC	357,102	2,586,365
ITV PLC (b)	1,984,367	4,293,652
J Sainsbury PLC	964,752	4,140,753
John Wood Group PLC	364,621	3,109,834
Johnson Matthey PLC	105,878	5,225,278
Kingfisher PLC	1,184,527	4,605,209
Land Securities Group PLC	407,269	5,039,840
Legal & General Group PLC	3,407,176	11,748,177
Lloyds Banking Group PLC	40,580,389	33,262,866
London Stock Exchange Group PLC	175,932	10,153,532
Marks & Spencer Group PLC	899,095	3,634,730
Mediclinic International PLC (London)	199,567	1,341,141
Meggitt PLC	417,430	3,124,113
Melrose Industries PLC	2,726,084	7,725,164
Merlin Entertainments PLC (c)	393,952	2,036,268
Micro Focus International PLC	239,721	3,911,635
Mondi PLC	200,743	5,525,285
National Grid PLC	1,891,924	20,196,230
Next PLC	78,341	6,103,780
NMC Health PLC	57,324	2,856,134
Pearson PLC	426,608	5,167,118
Persimmon PLC	168,783	5,498,527
Prudential PLC	1,453,189	34,285,872
Reckitt Benckiser Group PLC	374,726	33,407,068
RELX PLC	599,309	13,077,608
Rio Tinto PLC	674,234	37,016,073
Rolls-Royce Holdings PLC	933,927	12,142,487
Royal Bank of Scotland Group PLC (b)	2,701,485	9,034,208
Royal Dutch Shell PLC:
Class A (United Kingdom)	2,579,908	88,405,430
Class B (United Kingdom)	2,092,942	73,309,937
Royal Mail PLC	494,531	3,043,614
RSA Insurance Group PLC	562,190	4,753,568
Sage Group PLC	592,325	4,835,777
Schroders PLC	67,079	2,740,827
Scottish & Southern Energy PLC	577,508	9,463,292
Segro PLC	546,335	4,768,662
Severn Trent PLC	126,279	3,206,385
SKY PLC	578,085	11,559,792
Smith & Nephew PLC	493,666	8,547,367
Smiths Group PLC	217,703	4,611,942
St. James's Place Capital PLC	292,385	4,626,347
Standard Chartered PLC (United Kingdom)	1,581,522	14,281,688
Standard Life PLC	1,514,336	6,207,405
Taylor Wimpey PLC	1,807,355	4,150,241
Tesco PLC	5,458,300	18,640,138
The Weir Group PLC	131,831	3,371,583
Travis Perkins PLC	134,563	2,112,383
Unilever PLC	691,777	39,517,740
United Utilities Group PLC	373,893	3,529,497
Vodafone Group PLC	14,963,638	36,555,597
Whitbread PLC	100,943	5,187,091
WM Morrison Supermarkets PLC	1,240,697	4,255,210

TOTAL UNITED KINGDOM		1,342,983,692

TOTAL COMMON STOCKS
(Cost $7,452,518,351)		8,169,530,292

Nonconvertible Preferred Stocks - 0.6%
Germany - 0.6%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	31,430	2,602,089
Fuchs Petrolub AG	39,924	2,253,958
Henkel AG & Co. KGaA	99,865	12,524,348
Porsche Automobil Holding SE (Germany)	85,569	5,787,908
Sartorius AG (non-vtg.)	20,131	3,272,086
Volkswagen AG	104,416	18,585,887

TOTAL GERMANY		45,026,276

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	3,147,559	2,097,941
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $44,252,811)		47,124,217
	Principal Amount	Value

Government Obligations - 0.0%
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 2% 11/8/18 (Cost $4,972,816)(e)	5,000,000	4,972,586
	Shares	Value

Money Market Funds - 1.5%
Fidelity Cash Central Fund, 1.96% (f)	71,421,530	71,435,814
Fidelity Securities Lending Cash Central Fund 1.97% (f)(g)	51,061,387	51,066,493
TOTAL MONEY MARKET FUNDS
(Cost $122,502,307)		122,502,307
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $7,624,246,285)		8,344,129,402
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(24,687,454)
NET ASSETS - 100%		$8,319,441,948

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	1,016	Sept. 2018	$101,818,440	$2,111,194	$2,111,194

The notional amount of futures purchased as a percentage of Net Assets is 1.2%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $46,599,698 or 0.6% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,414,662.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$930,877
Fidelity Securities Lending Cash Central Fund	605,896
Total	$1,536,773

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,002,464,984	$543,154,490	$459,310,494	$--
Consumer Staples	925,534,746	328,085,928	597,448,818	--
Energy	493,210,765	106,049,285	387,161,480	--
Financials	1,649,711,752	847,744,439	801,967,313	--
Health Care	900,210,173	249,111,848	651,098,325	--
Industrials	1,169,109,796	636,433,900	532,675,896	--
Information Technology	554,237,680	226,890,760	327,346,920	--
Materials	665,983,008	359,587,931	306,395,077	--
Real Estate	286,941,337	241,321,445	45,619,892	--
Telecommunication Services	305,103,381	66,597,340	238,506,041	--
Utilities	264,146,887	175,680,791	88,466,096	--
Government Obligations	4,972,586	--	4,972,586	--
Money Market Funds	122,502,307	122,502,307	--	--
Total Investments in Securities:	$8,344,129,402	$3,903,160,464	$4,440,968,938	$--
Derivative Instruments:
Assets
Futures Contracts	$2,111,194	$2,111,194	$--	$--
Total Assets	$2,111,194	$2,111,194	$--	$--
Total Derivative Instruments:	$2,111,194	$2,111,194	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$244,388,882
Level 2 to Level 1	$472,693,627

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® SAI Emerging Markets Index Fund

July 31, 2018

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

SV6-QTLY-0918
1.9867763.102

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value
Bermuda - 1.0%
Alibaba Health Information Technology Ltd. (a)(b)	2,562,000	$2,624,328
Alibaba Pictures Group Ltd. (a)	9,870,000	1,169,454
Beijing Enterprises Water Group Ltd.	4,140,000	2,257,496
Brilliance China Automotive Holdings Ltd.	2,256,000	2,943,215
China Gas Holdings Ltd.	1,292,600	5,236,899
China Resource Gas Group Ltd.	662,000	3,137,501
Cosco Shipping Ports Ltd.	1,182,243	1,110,087
Credicorp Ltd. (United States)	50,623	11,581,024
GOME Electrical Appliances Holdings Ltd. (a)(b)	7,478,000	790,763
Haier Electronics Group Co. Ltd.	942,000	2,748,333
HengTen Networks Group Ltd. (a)(b)	15,660,000	498,786
Kunlun Energy Co. Ltd.	2,400,000	2,073,117
Luye Pharma Group Ltd. (b)	801,000	778,646
Nine Dragons Paper (Holdings) Ltd.	1,221,000	1,508,934
Shenzhen International Holdings Ltd.	644,000	1,186,416
Sihuan Pharmaceutical Holdings Group Ltd.	2,649,000	570,363
Skyworth Digital Holdings Ltd.	1,288,000	503,776

TOTAL BERMUDA		40,719,138

Brazil - 4.0%
Ambev SA	3,357,398	17,362,613
Atacadao Distribuicao Comercio e Industria Ltda	280,300	1,168,010
Banco Bradesco SA	768,155	5,705,955
Banco do Brasil SA	640,405	5,545,297
Banco Santander SA (Brasil) unit	306,600	2,979,982
BB Seguridade Participacoes SA	522,258	3,407,694
BM&F BOVESPA SA	1,534,780	9,728,084
BR Malls Participacoes SA	624,416	1,655,327
Brasil Foods SA (a)	393,969	2,377,481
CCR SA	908,112	2,547,736
Centrais Eletricas Brasileiras SA (Electrobras) (a)	160,400	738,046
Cielo SA	912,331	3,488,117
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	256,100	1,705,832
Companhia Siderurgica Nacional SA (CSN) (a)	439,800	1,075,684
Cosan SA Industria e Comercio	115,200	1,131,651
Drogasil SA (a)	172,700	3,421,515
EDP Energias do Brasil SA	214,130	778,748
Embraer SA	498,500	2,556,717
ENGIE Brasil Energia SA	115,896	1,154,544
Equatorial Energia SA	126,800	2,069,246
Fibria Celulose SA	184,900	3,645,485
Hypermarcas SA	261,200	1,931,181
IRB Brasil Resseguros SA	77,300	1,099,784
JBS SA	714,000	1,715,898
Klabin SA unit	524,300	2,821,746
Kroton Educacional SA	1,040,282	3,131,960
Localiza Rent A Car SA	375,320	2,374,937
Lojas Renner SA	533,240	4,387,193
M. Dias Branco SA	72,400	740,145
Magazine Luiza SA	56,800	2,001,537
Multiplan Empreendimentos Imobiliarios SA	197,619	1,057,253
Natura Cosmeticos SA	146,100	1,132,739
Odontoprev SA	190,500	676,569
Petrobras Distribuidora SA	261,700	1,358,946
Petroleo Brasileiro SA - Petrobras (ON)	2,012,965	11,766,832
Porto Seguro SA (a)	68,900	910,516
Rumo SA (a)	816,400	3,230,102
Sul America SA unit	145,152	853,517
Suzano Papel e Celulose SA	329,300	3,908,644
TIM Participacoes SA (a)	636,200	2,101,852
Ultrapar Participacoes SA	270,669	2,931,472
Vale SA	2,258,606	33,000,813
Vale SA sponsored ADR	102,238	1,498,809
Weg SA	627,440	3,094,321

TOTAL BRAZIL		161,970,530

Cayman Islands - 16.3%
3SBio, Inc. (b)(c)	947,500	2,020,773
51job, Inc. sponsored ADR (a)(b)	18,522	1,699,764
58.com, Inc. ADR (a)(b)	68,775	4,625,807
AAC Technology Holdings, Inc.	545,933	6,955,402
Agile Property Holdings Ltd.	1,168,000	1,794,622
Airtac International Group	80,000	872,437
Alibaba Group Holding Ltd. sponsored ADR (a)(b)	860,254	161,065,356
Anta Sports Products Ltd.	799,000	4,071,830
Autohome, Inc. ADR Class A (b)	43,965	4,253,614
Baidu.com, Inc. sponsored ADR (a)	205,469	50,787,827
Car, Inc. (a)(b)	527,000	522,364
Chailease Holding Co. Ltd.	870,060	2,845,100
China Conch Venture Holdings Ltd.	1,208,000	4,547,862
China First Capital Group Ltd. (a)	2,350,000	1,526,936
China Huishan Dairy Holdings Co. Ltd. (a)(d)	2,302,000	61,590
China Literature Ltd. (a)(b)(c)	127,800	1,068,928
China Medical System Holdings Ltd.	1,023,000	1,749,086
China Mengniu Dairy Co. Ltd.	2,045,000	6,331,148
China Resources Cement Holdings Ltd.	1,774,000	2,020,571
China Resources Land Ltd.	2,062,812	7,542,659
China State Construction International Holdings Ltd.	1,510,500	1,799,348
China Zhongwang Holdings Ltd.	1,144,000	559,680
Chong Sing Holdings Fintech Group (a)(b)	11,868,000	907,218
CIFI Holdings Group Co. Ltd.	2,554,000	1,659,487
Country Garden Holdings Co. Ltd.	5,661,000	8,770,203
Ctrip.com International Ltd. ADR (a)	292,257	12,026,376
Dali Foods Group Co. Ltd. (c)	1,526,000	1,279,273
ENN Energy Holdings Ltd.	572,043	5,819,511
Evergrande Real Estate Group Ltd. (a)(b)	1,961,000	5,409,018
Fang Holdings Ltd. ADR (a)(b)	147,241	477,061
Fullshare Holdings Ltd. (b)	5,140,000	2,265,803
Future Land Development Holding Ltd.	1,324,000	1,189,214
GCL-Poly Energy Holdings Ltd. (a)(b)	9,085,000	798,651
Geely Automobile Holdings Ltd.	3,670,517	8,370,727
General Interface Solution Holding Ltd.	119,000	807,446
Genscript Biotech Corp. (a)	582,000	1,423,663
Greentown China Holdings Ltd.	605,000	712,214
Haitian International Holdings Ltd.	445,000	1,048,853
Hengan International Group Co. Ltd.	538,500	4,792,201
Huazhu Group Ltd. ADR (b)	97,656	3,907,217
JD.com, Inc. sponsored ADR (a)	537,432	19,272,312
Jiayuan International Group Ltd.	737,224	1,431,421
Kaisa Group Holdings Ltd.	1,474,000	595,305
Kingboard Chemical Holdings Ltd.	518,500	1,806,712
Kingboard Laminates Holdings Ltd.	753,000	899,872
Kingdee International Software Group Co. Ltd.	1,474,000	1,631,925
Kingsoft Corp. Ltd.	618,000	1,495,977
KWG Property Holding Ltd.	881,500	1,001,775
Lee & Man Paper Manufacturing Ltd.	1,103,000	1,072,218
Lijun International Pharmaceutical Holding Ltd.	1,056,000	1,009,039
Logan Property Holdings Co. Ltd.	1,024,000	1,281,133
Longfor Properties Co. Ltd.	1,101,500	3,094,397
Meitu, Inc. (a)(c)	1,196,500	922,255
Momo, Inc. ADR (a)	86,976	3,567,756
NetEase, Inc. ADR	58,997	15,221,226
New Oriental Education & Technology Group, Inc. sponsored ADR	105,918	9,113,185
Nexteer Auto Group Ltd.	612,000	870,159
Noah Holdings Ltd. sponsored ADR (a)(b)	20,031	1,022,783
Semiconductor Manufacturing International Corp. (a)(b)	2,199,400	2,667,248
Shenzhou International Group Holdings Ltd.	559,000	6,854,810
Shimao Property Holdings Ltd.	883,500	2,504,491
Shui On Land Ltd.	2,520,000	587,536
SINA Corp. (a)	48,004	3,863,362
Sino Biopharmaceutical Ltd.	4,964,500	6,780,367
SOHO China Ltd.	1,418,500	666,866
Sunac China Holdings Ltd.	1,802,000	5,854,339
Sunny Optical Technology Group Co. Ltd.	530,800	8,757,569
TAL Education Group ADR (a)	246,211	7,876,290
Tencent Holdings Ltd.	4,240,400	192,999,236
Tingyi (Cayman Islands) Holding Corp.	1,462,000	3,378,839
Towngas China Co. Ltd.	678,414	674,174
Uni-President China Holdings Ltd.	970,000	1,120,887
Vipshop Holdings Ltd. ADR (a)	320,607	3,093,858
Want Want China Holdings Ltd.	3,711,418	3,068,792
Weibo Corp. sponsored ADR (a)(b)	34,641	2,866,543
Wuxi Biologics (Cayman), Inc. (a)	363,500	3,695,645
Xinyi Solar Holdings Ltd.	2,070,000	617,119
Yuzhou Properties Co.	1,161,000	653,789
YY, Inc. ADR (a)	34,392	3,206,366
Zhen Ding Technology Holding Ltd.	311,000	732,219
Zhongsheng Group Holdings Ltd. Class H	395,500	900,942

TOTAL CAYMAN ISLANDS		659,117,577

Chile - 1.0%
Aguas Andinas SA	1,874,013	1,093,122
Banco de Chile	18,696,581	2,922,582
Banco de Credito e Inversiones	32,632	2,261,104
Banco Santander Chile	49,141,190	4,036,891
Cencosud SA	1,103,387	3,026,012
Colbun SA	5,900,936	1,313,900
Compania Cervecerias Unidas SA	113,014	1,536,400
Compania de Petroleos de Chile SA (COPEC)	290,100	4,661,196
CorpBanca SA	108,934,217	1,151,270
Empresa Nacional de Telecomunicaciones SA (ENTEL)	107,230	1,012,115
Empresas CMPC SA	928,921	3,764,363
Enel Chile SA	20,924,865	2,217,348
Enersis SA	21,464,702	3,791,819
LATAM Airlines Group SA	231,891	2,626,543
S.A.C.I. Falabella	541,356	5,041,293

TOTAL CHILE		40,455,958

China - 10.0%
Agricultural Bank of China Ltd. (H Shares)	22,078,297	10,688,877
Air China Ltd. (H Shares)	1,404,000	1,291,479
Aisino Co. Ltd. Class A	10,900	43,503
Aluminum Corp. of China Ltd. (H Shares) (a)	2,938,000	1,336,297
Angang Steel Co. Ltd. (H Shares)	774,000	820,441
Anhui Conch Cement Co. Ltd. (H Shares)	937,500	6,001,921
Anxin Trust Co. Ltd. Class A	26,700	29,511
AVIC Aircraft Co. Ltd. Class A	11,600	28,435
AVIC Aviation Engine Corp. PLC Class A	8,600	30,082
AVIC Capital Co. Ltd. Class A	48,900	35,171
AviChina Industry & Technology Co. Ltd. (H Shares)	1,475,000	905,778
Baic Motor Corp. Ltd. (c)	1,234,500	1,025,467
Bank Communications Co. Ltd. (H Shares)	6,655,176	4,799,090
Bank of Beijing Co. Ltd. Class A	302,225	263,954
Bank of China Ltd. (H Shares)	59,264,464	27,997,507
Bank of Guiyang Co. Ltd. Class A	12,600	22,934
Bank of Hangzhou Co. Ltd. Class A	145,200	173,276
Bank of Jiangsu Co. Ltd. Class A	247,703	233,425
Bank of Nanjing Co. Ltd. Class A	40,900	46,407
Bank of Ningbo Co. Ltd. Class A	24,500	62,682
Bank of Shanghai Co. Ltd. Class A	162,085	268,845
Baoshan Iron & Steel Co. Ltd.	90,900	115,948
BBMG Corp. (H Shares)	1,700,000	669,253
Beijing Capital Co. Ltd. Class A	33,700	20,974
Beijing Capital International Airport Co. Ltd. (H Shares)	1,268,000	1,441,010
Beijing Dabeinong Technology Group Co. Ltd. Class A	25,200	15,351
Beijing Shiji Information Technology Co. Ltd. Class A	5,500	26,375
Beijing Tongrentang Co. Ltd. Class A	7,700	38,202
BOE Technology Group Co. Ltd. Class A	171,000	94,377
BYD Co. Ltd. (H Shares) (b)	487,500	2,757,659
CGN Power Co. Ltd. (H Shares) (c)	8,152,447	2,160,400
Changjiang Securities Co. Ltd. Class A	45,400	35,653
China Avionics Systems Co. Ltd. Class A	3,800	8,082
China Cinda Asset Management Co. Ltd. (H Shares)	6,815,000	1,910,167
China CITIC Bank Corp. Ltd. (H Shares)	6,643,051	4,257,145
China Coal Energy Co. Ltd. (H Shares)	1,397,000	585,565
China Communications Construction Co. Ltd. (H Shares)	3,322,000	3,669,456
China Communications Services Corp. Ltd. (H Shares)	1,670,000	1,057,440
China Construction Bank Corp. (H Shares)	71,528,000	65,396,855
China Cosco Holdings Co. Ltd. (H Shares) (a)	1,881,500	786,251
China Eastern Airlines Corp. Ltd. (H Shares)	1,056,000	657,894
China Everbright Bank Co. Ltd. (H Shares)	2,009,000	880,484
China Film Co. Ltd. Class A	17,900	39,753
China Fortune Land Development Co. Ltd. Class A	13,800	53,254
China Galaxy Securities Co. Ltd. (H Shares)	2,458,500	1,271,684
China Gezhouba Group Co. Ltd. Class A	26,700	30,648
China Grand Automotive Services Co. Ltd. Class A	19,100	17,522
China Huarong Asset Management Co. Ltd. (c)	7,456,000	1,899,848
China International Capital Corp. Ltd. Class H	776,000	1,336,661
China International Marine Containers (Group) Ltd. (H Shares)	307,800	354,111
China International Travel Service Corp. Ltd. (A Shares)	10,200	105,149
China Life Insurance Co. Ltd. (H Shares)	5,548,747	13,943,282
China Longyuan Power Grid Corp. Ltd. (H Shares)	2,360,000	2,197,922
China Merchants Bank Co. Ltd. (H Shares)	3,030,421	11,833,585
China Merchants Securities Co. Ltd. Class A (a)	92,900	183,817
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	31,400	87,664
China Minsheng Banking Corp. Ltd. (H Shares)	4,759,361	3,522,960
China Molybdenum Co. Ltd. (H Shares)	2,871,000	1,463,107
China National Building Materials Co. Ltd. (H Shares)	2,880,000	3,122,518
China National Chemical Engineering Co. Ltd. Class A	32,408	33,584
China National Nuclear Power Co. Ltd. Class A	202,500	170,615
China Northern Rare Earth Group High-Tech Co. Ltd.	21,200	34,572
China Nuclear Engineering Corp. Ltd. Class A	16,200	19,214
China Oilfield Services Ltd. (H Shares)	1,270,000	1,164,982
China Pacific Insurance (Group) Co. Ltd. (H Shares)	2,012,128	7,844,404
China Petroleum & Chemical Corp. (H Shares)	19,104,704	18,364,262
China Railway Construction Corp. Ltd. (H Shares)	1,546,500	1,865,876
China Railway Group Ltd. (H Shares)	2,807,000	2,435,412
China Railway Signal & Communications Corp. (c)	1,028,000	728,200
China Reinsurance Group Corp.	4,015,000	838,904
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd.	6,200	23,070
China Shenhua Energy Co. Ltd. (H Shares)	2,525,602	5,695,359
China Shipbuilding Industry Group Power Co. Ltd.	5,500	14,637
China Shipping Container Lines Co. Ltd. (H Shares) (a)	2,731,000	434,925
China Shipping Development Co. Ltd. (H Shares)	866,000	376,232
China South Publishing & Media Group Co. Ltd. Class A	19,700	36,319
China Southern Airlines Ltd. (H Shares)	1,358,000	956,771
China Spacesat Co. Ltd. Class A	3,600	10,204
China State Construction Engineering Corp. Ltd. Class A	232,540	197,973
China Telecom Corp. Ltd. (H Shares)	10,311,689	4,874,012
China Vanke Co. Ltd. (H Shares)	990,200	3,160,193
China Yangtze Power Co. Ltd. Class A	110,500	273,140
Chinese Universe Publishing and Media Co. Ltd. Class A	13,600	24,794
Chongqing Changan Automobile Co. Ltd. (B Shares)	1,385,400	1,209,062
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	1,742,646	1,063,476
CITIC Guoan Information Industry Co. Ltd. Class A	29,900	21,505
CITIC Securities Co. Ltd. (H Shares)	1,767,000	3,525,423
CRRC Corp. Ltd. (H Shares)	3,237,000	2,837,357
Daqin Railway Co. Ltd. (A Shares)	169,100	222,151
Datang International Power Generation Co. Ltd. (H Shares)	2,056,000	594,610
DHC Software Co. Ltd. Class A	18,600	24,872
Dong E-E-Jiao Co. Ltd. Class A	3,400	26,146
Dongfeng Motor Group Co. Ltd. (H Shares)	2,004,000	2,009,349
Dongxing Securities Co. Ltd. Class A	13,900	25,565
Dr. Peng Telcom & Media Group Ltd. Class A	8,100	13,709
Everbright Securities Co. Ltd. Class A	23,758	38,151
Fangda Carbon New Material Co. Ltd.	9,200	34,233
Financial Street Holdings Co. Ltd. Class A	149,800	164,473
First Capital Securities Co. Ltd. Class A (a)	23,100	20,650
Focus Media Information Technology Co. Ltd. Class A	59,640	92,795
Foshan Haitian Flavouring & Food Co. Ltd. Class A	11,400	118,439
Founder Securities Co. Ltd. Class A	54,300	54,119
Future Land Holdings Co. Ltd. Class A	10,300	43,618
Fuyao Glass Industries Group Co. Ltd.	360,400	1,306,321
GDS Holdings Ltd. ADR (a)(b)	43,741	954,866
Gemdale Corp. Class A	17,200	23,126
GF Securities Co. Ltd. (H Shares)	1,048,828	1,467,201
Giant Network Group Co. Ltd. Class A	7,700	23,633
GoerTek, Inc. Class A	16,000	22,593
Great Wall Motor Co. Ltd. (H Shares) (b)	2,289,500	1,642,222
Gree Electric Appliances, Inc. of Zhuhai Class A	16,000	103,736
Greenland Holdings Corp. Ltd. Class A	165,100	156,553
Guangshen Railway Co. Ltd. Class A	29,824	18,912
Guangzhou Automobile Group Co. Ltd. (H Shares)	2,205,200	2,067,801
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	8,000	42,802
Guangzhou Haige Communications Group Class A	14,300	18,786
Guangzhou R&F Properties Co. Ltd. (H Shares)	718,000	1,289,812
Guosen Securities Co. Ltd. Class A	22,500	29,889
Guotai Junan Securities Co. Ltd. Class H (b)	454,800	943,317
Guoyuan Securities Co. Ltd. Class A	21,900	22,631
Haitong Securities Co. Ltd. (H Shares)	2,470,800	2,493,134
Han's Laser Technology Industry Group Co. Ltd.	6,000	42,441
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	48,400	245,669
Hangzhou Robam Appliances Co. Ltd. Class A	5,700	24,079
Heilan Home Co. Ltd. Class A	11,600	19,768
Henan Shuanghui Investment & Development Co. Ltd. Class A	13,700	50,736
Hengtong Optic-electric Co. Ltd. Class A	11,008	36,420
Hesteel Co. Ltd. Class A	75,600	32,514
Huaan Securities Co. Ltd. Class A	26,393	21,889
Huadian Power International Corp. Ltd. (H Shares)	1,192,000	558,865
Huadong Medicine Co. Ltd. Class A	7,950	54,029
Huaneng Power International, Inc. (H Shares)	3,188,186	2,392,444
Huaneng Renewables Corp. Ltd. (H Shares)	3,562,000	1,325,134
Huatai Securities Co. Ltd. (H Shares) (c)	1,265,200	1,989,103
Huaxia Bank Co. Ltd. Class A	241,558	269,828
Huayu Automotive Systems Co. Ltd. Class A	14,400	49,291
Hubei Biocause Pharmaceutical Co. Ltd. Class A	22,200	21,833
Hubei Energy Group Co. Ltd. Class A	265,000	167,261
Hundsun Technologies, Inc. Class A	3,600	27,034
iFlytek Co. Ltd.	11,600	53,482
Industrial & Commercial Bank of China Ltd. (H Shares)	51,928,000	38,437,987
Industrial Bank Co. Ltd. Class A	185,600	420,908
Industrial Securities Co. Ltd. Class A	44,500	31,680
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	30,600	118,758
Inner Mongolia Baotou Steel Union Co. Ltd. Class A	200,300	49,100
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	1,158,100	1,524,060
Jiangsu Expressway Co. Ltd. (H Shares)	864,000	1,050,135
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	24,300	245,650
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	8,000	150,719
Jiangxi Copper Co. Ltd. (H Shares)	900,000	1,135,169
Jiangxi Ganfeng Lithium Co. Ltd.	4,000	21,636
Jihua Group Corp. Ltd. Class A (a)	22,100	14,306
Jinduicheng Molybdenum Co. Ltd. Class A	20,800	20,670
Jinke Properties Group Co. Ltd. Class A	9,000	6,698
Jointown Pharmaceutical Group Class A	10,500	24,968
Kangmei Pharmaceutical Co. Ltd. Class A	26,500	83,047
Kweichow Moutai Co. Ltd. (A Shares)	7,700	821,053
Legend Holdings Corp. (c)	232,500	693,141
LONGi Green Energy Technology Co. Ltd.	9,300	21,391
Luxshare Precision Industry Co. Ltd. Class A	20,280	53,731
Luzhou Laojiao Co. Ltd. Class A	8,100	65,309
Maanshan Iron & Steel Co. Ltd. Class A (a)	29,300	18,149
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	15,840	45,548
Metallurgical Corp. China Ltd. (H Shares)	2,173,000	636,752
Midea Group Co. Ltd. Class A	34,300	239,703
Muyuan Foodstuff Co. Ltd. Class A	8,460	33,181
New China Life Insurance Co. Ltd. (H Shares)	637,800	2,933,423
Ningbo Zhoushan Port Co. Ltd. Class A	64,200	40,616
O-film Tech Co. Ltd. Class A	14,300	34,970
Offshore Oil Enginering Co. Ltd. Class A	28,100	21,984
Orient Securities Co. Ltd. Class A	28,418	38,084
People's Insurance Co. of China Group (H Shares)	5,509,552	2,456,785
Perfect World Co. Ltd. Class A	5,800	23,931
PetroChina Co. Ltd. (H Shares)	15,794,790	12,028,463
PICC Property & Casualty Co. Ltd. (H Shares)	5,124,568	5,778,078
Ping An Bank Co. Ltd. Class A	86,200	119,190
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	3,937,541	36,520,724
Poly Real Estate Group Co. Ltd. Class A	57,700	102,735
Postal Savings Bank of China Co. Ltd.	2,044,000	1,369,776
Power Construction Corp. of China Ltd. Class A	67,200	55,928
Qingdao Haier Co. Ltd.	32,700	82,702
Qinghai Salt Lake Potash Co. Ltd. Class A (a)	13,600	17,747
Risesun Real Estate Development Co. Ltd. Class A	17,400	20,969
Rongsheng Petrochemical Co. Ltd. Class A	13,600	23,257
SAIC Motor Corp. Ltd.	57,300	268,135
Sanan Optoelectronics Co. Ltd. Class A	21,300	59,185
Sany Heavy Industry Co. Ltd. Class A	39,000	52,953
SDIC Capital Co. Ltd.	13,300	18,605
SDIC Power Holdings Co. Ltd. Class A	31,800	36,455
Shaanxi Coal Industry Co. Ltd. Class A	30,700	34,293
Shandong Buchang Pharmaceuticals Co. Ltd. Class A	4,200	25,924
Shandong Gold Mining Co. Ltd. Class A	9,500	34,108
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	1,328,000	1,015,155
Shanghai 2345 Network Holding Group Co. Ltd. Class A	23,530	15,508
Shanghai Construction Group Co. Ltd. Class A	121,300	57,154
Shanghai Electric Group Co. Ltd. (H Shares)	1,966,000	658,752
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)	377,500	1,801,157
Shanghai International Airport Co. Ltd. (A Shares)	5,500	48,657
Shanghai International Port Group Co. Ltd. Class A	162,143	144,229
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	929,245	1,293,509
Shanghai Pharma Holding Co. Ltd. (H Shares)	666,509	1,766,250
Shanghai Pudong Development Bank Co. Ltd.	233,509	348,582
Shanghai Tunnel Engineering Co. Ltd.	45,100	42,103
Shanghai Zhangjiang High Ltd. Class A	3,900	6,320
Shanghaioriental Pearl Media Co. Ltd.	19,900	41,449
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	14,100	18,234
Shanxi Securities Co. Ltd. Class A	17,400	17,112
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A (a)	4,900	43,852
Shanxi Xishan Coal & Electricity Power Co. Ltd. Class A	15,000	15,104
Shenergy Co. Ltd. Class A	224,300	174,167
Shenwan Hongyuan Group Co. Ltd. Class A	332,800	216,894
Shenzhen Energy Group Co. Ltd. Class A	11,100	8,309
Shenzhen Overseas Chinese Town Co. Ltd. Class A	155,400	154,198
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	4,600	22,815
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	25,000	17,724
Shijiazhuang Baosh Electric Co. Ltd. Class A	27,200	24,275
Sichuan Chuantou Energy Co. Ltd. class A	23,300	30,268
Sichuan Kelun Pharmaceutical Co. Ltd.	6,900	29,797
Sichuan New Hope Agribusiness Co. Ltd. Class A	27,300	26,127
Sinolink Securities Co. Ltd. Class A	19,700	20,415
Sinopec Engineering Group Co. Ltd. (H Shares)	925,500	943,299
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	2,344,000	1,406,570
Sinopharm Group Co. Ltd. (H Shares)	886,800	3,750,997
Sinotrans Ltd. (H Shares)	1,444,000	667,816
Soochow Securities Co. Ltd. Class A	23,600	23,140
Southwest Securities Co. Ltd. Class A	48,700	27,664
Spring Airlines Co. Ltd. Class A	7,500	37,221
Suning.com Co. Ltd. Class A	48,500	94,043
Suzhou Gold Mantis Consolidated Co. Ltd.	18,900	29,684
Tasly Pharmaceutical Group Co. Ltd.	6,860	25,023
TBEA Co. Ltd. Class A	177,000	179,528
Tianma Microelectronics Co. Ltd. Class A	12,100	25,256
Tianqi Lithium Corp. Class A	9,900	67,427
Tong Ren Tang Technologies Co. Ltd. (H Shares)	395,000	581,752
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	10,600	33,903
Tongling Nonferrous Metals Group Co. Ltd. Class A	98,700	31,873
Tongwei Co. Ltd. Class A	18,200	18,914
TravelSky Technology Ltd. (H Shares)	698,000	1,978,647
Tsingtao Brewery Co. Ltd. (H Shares)	276,000	1,475,108
Tus-Sound Environmental Resources Co. Ltd. Class A	7,600	19,322
Unisplendour Corp. Ltd. Class A	2,940	20,736
Wanxiang Qianchao Co. Ltd. Class A	8,500	8,397
Weichai Power Co. Ltd. (H Shares)	1,508,000	1,838,638
Weifu High-Technology Group Co. Ltd. Class A	1,900	5,968
Western Securities Co. Ltd. Class A	23,000	25,253
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co. Ltd. Class A	4,900	8,034
Wuliangye Yibin Co. Ltd. Class A	20,200	213,928
XCMG Construction Machinery Co. Ltd. Class A	42,800	26,637
Xiamen C&D, Inc. Class A	14,725	18,999
Xinhu Zhongbao Co. Ltd. Class A	35,000	18,906
Xinjiang Goldwind Science & Technology Co. Ltd. (H Shares)	453,200	576,817
Yanzhou Coal Mining Co. Ltd. (H Shares)	1,384,000	1,720,952
Yonghui Superstores Co. Ltd. Class A	49,700	55,735
Youngor Group Co. Ltd. Class A	12,600	13,446
Yunnan Baiyao Group Co. Ltd.	5,700	83,341
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	3,400	57,468
Zhaojin Mining Industry Co. Ltd. (H Shares)	744,500	600,415
Zhejiang Century Huatong Group Co. Ltd. Class A (d)	3,700	17,651
Zhejiang China Commodities City Group Co. Ltd. Class A	10,200	6,558
Zhejiang Chint Electric Co. Ltd. Class A	9,500	32,240
Zhejiang Dahua Technology Co. Ltd.	14,900	41,095
Zhejiang Expressway Co. Ltd. (H Shares)	998,000	846,813
Zhejiang Huayou Cobalt Co. Ltd. Class A	4,200	42,507
Zhejiang Longsheng Group Co. Ltd. Class A	20,200	34,632
Zhejiang Zheneng Electric Power Co. Ltd. Class A	31,900	23,599
Zhengzhou Yutong Bus Co. Ltd.	12,200	30,085
ZhongAn Online P & C Insurance Co. Ltd. Class H (b)(c)	115,200	527,636
Zhongjin Gold Co. Ltd. Class A	18,900	19,392
Zhuhai Wanlida Electric Co. Ltd. Class A	2,800	12,466
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	409,327	2,453,652
Zijin Mng Group Co. Ltd. (H Shares)	4,394,000	1,623,458
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A	56,600	34,727
ZTE Corp. (H Shares)	563,800	963,963

TOTAL CHINA		405,521,536

Colombia - 0.3%
Bancolombia SA	170,316	1,971,553
Cementos Argos SA	325,660	1,036,524
Ecopetrol SA	3,695,724	3,925,228
Grupo de Inversiones Suramerica SA (a)	153,869	1,921,699
Interconexion Electrica SA ESP	328,065	1,611,667
Inversiones Argos SA	215,379	1,445,547

TOTAL COLOMBIA		11,912,218

Czech Republic - 0.2%
Ceske Energeticke Zavody A/S	119,218	3,128,895
Komercni Banka A/S	57,217	2,484,033
MONETA Money Bank A/S (c)	409,802	1,405,312
Telefonica Czech Rep A/S	46,386	549,318

TOTAL CZECH REPUBLIC		7,567,558

Egypt - 0.1%
Commercial International Bank SAE	776,112	3,691,635
Eastern Tobacco Co.	84,738	782,416
Elsewedy Electric Co.	53,362	559,301

TOTAL EGYPT		5,033,352

Greece - 0.3%
Alpha Bank AE (a)	1,038,726	2,267,722
EFG Eurobank Ergasias SA (a)	1,391,596	1,440,128
Ff Group (a)(d)	23,462	131,689
Greek Organization of Football Prognostics SA	166,984	1,863,783
Hellenic Telecommunications Organization SA	185,020	2,401,520
Jumbo SA	80,723	1,293,190
National Bank of Greece SA (a)	4,114,555	1,338,519
Piraeus Bank SA	197,337	623,041
Titan Cement Co. SA (Reg.)	32,404	786,251

TOTAL GREECE		12,145,843

Hong Kong - 3.4%
Beijing Enterprises Holdings Ltd.	370,927	1,802,876
BYD Electronic International Co. Ltd.	474,000	553,168
China Agri-Industries Holdings Ltd.	1,457,000	577,302
China Everbright International Ltd.	1,849,000	2,252,048
China Everbright Ltd.	652,000	1,151,314
China Jinmao Holdings Group Ltd.	3,894,000	1,870,338
China Merchants Holdings International Co. Ltd.	920,880	1,905,338
China Mobile Ltd.	4,565,571	41,242,695
China Overseas Land and Investment Ltd.	2,851,202	8,954,221
China Power International Development Ltd.	3,077,000	764,443
China Resources Beer Holdings Co. Ltd.	1,086,144	4,884,780
China Resources Pharmaceutical Group Ltd. (c)	1,173,500	1,707,388
China Resources Power Holdings Co. Ltd.	1,425,940	2,750,490
China Taiping Insurance Group Ltd.	1,203,855	4,118,143
China Travel International Investment HK Ltd.	1,530,000	614,023
China Unicom Ltd.	4,558,814	5,629,066
CITIC Pacific Ltd.	4,323,941	6,103,830
CNOOC Ltd.	13,282,584	22,252,952
CSPC Pharmaceutical Group Ltd.	3,485,963	9,104,572
Far East Horizon Ltd.	1,620,000	1,560,342
Fosun International Ltd.	1,922,754	3,512,819
Guangdong Investment Ltd.	2,187,126	3,767,328
Lenovo Group Ltd.	5,368,000	2,974,984
MMG Ltd. (a)	1,800,000	1,098,477
Shanghai Industrial Holdings Ltd.	339,241	790,938
Shenzhen Investment Ltd.	2,182,000	786,727
Sino-Ocean Group Holding Ltd.	2,597,500	1,466,028
Sinotruk Hong Kong Ltd.	484,500	686,407
Sun Art Retail Group Ltd.	1,773,971	2,260,109
Winteam Pharmaceutical Group Ltd.	1,696,000	1,248,926
Yuexiu Property Co. Ltd.	4,706,000	893,349

TOTAL HONG KONG		139,285,421

Hungary - 0.3%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	275,721	2,705,968
OTP Bank PLC	167,026	6,284,078
Richter Gedeon PLC	105,226	1,902,753

TOTAL HUNGARY		10,892,799

India - 8.8%
Adani Ports & Special Economic Zone Ltd.	390,913	2,282,610
Ambuja Cements Ltd.	450,827	1,519,220
Ashok Leyland Ltd.	878,368	1,447,267
Asian Paints Ltd.	213,551	4,527,431
Aurobindo Pharma Ltd.	199,592	1,724,637
Avenue Supermarts Ltd. (a)(c)	92,887	2,245,380
Axis Bank Ltd.	1,335,756	10,739,119
Bajaj Auto Ltd.	62,432	2,462,307
Bajaj Finance Ltd.	128,694	5,071,626
Bajaj Finserv Ltd.	28,445	2,899,055
Bharat Forge Ltd.	157,342	1,472,409
Bharat Heavy Electricals Ltd.	610,731	660,599
Bharat Petroleum Corp. Ltd.	565,846	3,221,421
Bharti Airtel Ltd.	1,044,003	5,956,582
Bharti Infratel Ltd.	233,864	979,216
Bosch Ltd.	5,478	1,497,984
Britannia Industries Ltd.	21,322	2,037,581
Cadila Healthcare Ltd.	142,137	791,968
Cipla Ltd. (a)	259,633	2,432,305
Coal India Ltd.	508,950	1,941,087
Container Corp. of India Ltd.	116,796	1,141,857
Dabur India Ltd.	393,090	2,420,495
Dr. Reddy's Laboratories Ltd.	67,909	2,119,871
Dr. Reddy's Laboratories Ltd. sponsored ADR	16,972	530,036
Eicher Motors Ltd.	9,992	4,057,305
GAIL India Ltd.	585,709	3,209,593
Glenmark Pharmaceuticals Ltd.	96,525	820,237
Godrej Consumer Products Ltd.	177,246	3,409,513
Grasim Industries Ltd.	245,603	3,677,946
Havells India Ltd.	189,873	1,759,501
HCL Technologies Ltd.	414,806	5,847,638
Hero Motocorp Ltd.	37,091	1,784,903
Hindalco Industries Ltd.	870,587	2,713,749
Hindustan Petroleum Corp. Ltd.	454,940	1,892,593
Hindustan Unilever Ltd.	482,723	12,210,156
Housing Development Finance Corp. Ltd.	1,175,077	34,240,467
ICICI Bank Ltd.	1,770,154	7,847,492
Idea Cellular Ltd. (a)	1,478,925	1,184,911
Indiabulls Housing Finance Ltd.	206,283	3,908,258
Indian Oil Corp. Ltd.	1,084,348	2,603,164
Infosys Ltd.	1,299,695	25,859,205
InterGlobe Aviation Ltd. (c)	65,592	890,752
ITC Ltd.	2,538,785	11,039,969
JSW Steel Ltd.	628,899	3,035,177
Larsen & Toubro Ltd.	355,183	6,756,571
LIC Housing Finance Ltd.	222,001	1,715,595
Lupin Ltd.	173,216	2,085,879
Mahindra & Mahindra Financial Services Ltd. (a)	228,100	1,712,083
Mahindra & Mahindra Ltd.	553,881	7,572,377
Marico Ltd.	338,519	1,800,391
Maruti Suzuki India Ltd.	78,287	10,887,165
Motherson Sumi Systems Ltd.	471,442	2,218,105
Nestle India Ltd.	17,186	2,643,521
NTPC Ltd.	1,465,256	3,314,270
Oil & Natural Gas Corp. Ltd.	1,050,186	2,541,861
Petronet LNG Ltd.	450,737	1,508,711
Pidilite Industries Ltd. (a)	90,637	1,487,382
Piramal Enterprises Ltd.	62,114	2,431,392
Power Grid Corp. of India Ltd.	1,165,677	3,104,045
Reliance Industries Ltd.	2,120,094	36,728,476
Rural Electrification Corp. Ltd.	480,485	820,811
Shree Cement Ltd.	6,280	1,561,111
Shriram Transport Finance Co. Ltd.	110,289	2,226,642
Siemens India Ltd.	50,152	724,369
State Bank of India (a)	1,285,280	5,510,220
Sun Pharmaceutical Industries Ltd.	626,421	5,201,875
Tata Consultancy Services Ltd.	683,271	19,364,335
Tata Motors Ltd. (a)	1,183,272	4,484,748
Tata Power Co. Ltd.	776,088	845,127
Tata Steel Ltd.	260,516	2,142,617
Tech Mahindra Ltd.	350,356	3,483,857
Titan Co. Ltd.	231,625	3,086,811
Ultratech Cemco Ltd.	71,750	4,395,343
United Spirits Ltd. (a)	218,981	1,877,780
UPL Ltd.	266,179	2,504,128
Vakrangee Ltd.	301,211	210,091
Vedanta Ltd. (a)	970,600	3,150,268
Wipro Ltd.	842,032	3,399,615
Yes Bank Ltd.	1,266,395	6,806,457
Zee Entertainment Enterprises Ltd.	361,129	2,780,736

TOTAL INDIA		357,199,357

Indonesia - 1.9%
PT Adaro Energy Tbk	10,856,400	1,434,219
PT AKR Corporindo Tbk	1,267,500	370,054
PT Astra International Tbk	15,115,459	7,494,836
PT Bank Central Asia Tbk	7,356,870	11,874,560
PT Bank Danamon Indonesia Tbk Series A	2,014,300	918,448
PT Bank Mandiri (Persero) Tbk	13,951,998	6,441,618
PT Bank Negara Indonesia (Persero) Tbk	5,588,000	2,867,628
PT Bank Rakyat Indonesia Tbk	41,413,805	8,816,947
PT Bank Tabungan Negara Tbk	2,971,000	486,239
PT Bumi Serpong Damai Tbk	5,315,600	497,646
PT Charoen Pokphand Indonesia Tbk	5,530,100	1,733,429
PT Gudang Garam Tbk	364,200	1,898,033
PT Hanjaya Mandala Sampoerna Tbk	6,998,800	1,863,758
PT Indah Kiat Pulp & Paper Tbk	2,040,500	2,716,893
PT Indocement Tunggal Prakarsa Tbk	1,385,500	1,357,156
PT Indofood CBP Sukses Makmur Tbk	1,640,900	992,847
PT Indofood Sukses Makmur Tbk	3,320,900	1,462,394
PT Jasa Marga Tbk	1,543,297	501,946
PT Kalbe Farma Tbk	15,608,600	1,401,743
PT Matahari Department Store Tbk	1,870,900	1,041,191
PT Pakuwon Jati Tbk	11,493,500	410,482
PT Perusahaan Gas Negara Tbk Series B	7,634,400	900,033
PT Semen Gresik (Persero) Tbk	2,265,448	1,193,995
PT Surya Citra Media Tbk	4,154,900	590,676
PT Telekomunikasi Indonesia Tbk Series B	37,658,965	9,338,240
PT Tower Bersama Infrastructure Tbk	1,418,900	516,590
PT Unilever Indonesia Tbk	1,144,839	3,433,723
PT United Tractors Tbk	1,259,500	3,078,875
PT Waskita Karya Persero Tbk	3,349,500	492,437

TOTAL INDONESIA		76,126,636

Isle of Man - 0.1%
NEPI Rockcastle PLC	280,103	2,595,221
Korea (South) - 13.2%
AMOREPACIFIC Corp.	24,317	5,841,915
AMOREPACIFIC Group, Inc.	21,675	1,864,859
BGF Retail Co. Ltd.	5,461	828,858
BS Financial Group, Inc.	196,575	1,583,588
Celltrion Healthcare Co. Ltd.	25,645	2,102,785
Celltrion Pharm, Inc.	10,770	680,942
Celltrion, Inc. (a)	60,526	14,758,196
Cheil Industries, Inc.	56,692	6,287,966
Cheil Worldwide, Inc.	49,482	897,677
CJ CheilJedang Corp.	6,219	1,887,812
CJ Corp.	11,176	1,410,211
CJ O Shopping Co. Ltd.	8,116	1,690,302
Coway Co. Ltd.	36,432	3,069,074
Daelim Industrial Co.	21,075	1,483,902
Daewoo Engineering & Construction Co. Ltd. (a)	117,850	601,173
Db Insurance Co. Ltd.	37,086	2,148,282
DGB Financial Group Co. Ltd.	118,825	997,794
Dong Suh Companies, Inc.	24,715	566,008
Doosan Bobcat, Inc.	24,896	743,434
Doosan Heavy Industries & Construction Co. Ltd. (a)	44,978	607,936
E-Mart Co. Ltd.	15,608	3,062,811
GS Engineering & Construction Corp.	37,637	1,531,210
GS Holdings Corp.	38,538	1,862,057
GS Retail Co. Ltd.	18,949	565,848
Hana Financial Group, Inc.	220,429	8,888,665
Hankook Tire Co. Ltd.	55,677	2,220,140
Hanmi Pharm Co. Ltd.	4,696	1,790,306
Hanmi Science Co. Ltd.	8,868	551,925
Hanon Systems	140,191	1,347,179
Hanssem Co. Ltd.	7,462	646,032
Hanwha Chemical Corp.	81,045	1,539,423
Hanwha Corp.	28,870	833,584
Hanwha Life Insurance Co. Ltd.	214,689	996,832
HDC Hyundai Development Co. (a)	24,971	1,289,512
HLB, Inc. (a)	23,135	1,414,940
Hotel Shilla Co.	23,460	2,102,713
Hyundai Department Store Co. Ltd.	9,946	878,952
Hyundai Engineering & Construction Co. Ltd.	58,184	3,056,898
Hyundai Fire & Marine Insurance Co. Ltd.	46,953	1,545,464
Hyundai Glovis Co. Ltd.	14,072	1,731,402
Hyundai Heavy Industries Co. Ltd. (a)	27,481	2,628,474
Hyundai Industrial Development & Construction Co.	17,871	426,925
Hyundai Mobis	50,709	10,383,443
Hyundai Motor Co.	116,328	13,529,306
Hyundai Robotics Co. Ltd. (a)	7,353	2,215,535
Hyundai Steel Co.	59,846	2,886,230
Industrial Bank of Korea	187,573	2,636,369
ING Life Insurance Korea Ltd. (c)	22,986	871,159
Kakao Corp.	34,173	3,452,686
Kangwon Land, Inc.	88,186	2,059,181
KB Financial Group, Inc.	295,632	14,275,203
KCC Corp.	4,085	1,243,693
KEPCO Plant Service & Engineering Co. Ltd.	15,922	492,616
Kia Motors Corp.	196,030	5,580,888
Korea Aerospace Industries Ltd. (a)	55,017	1,736,776
Korea Electric Power Corp.	191,113	5,705,443
Korea Express Co. Ltd. (a)	5,596	758,885
Korea Gas Corp. (a)	20,814	1,089,797
Korea Investment Holdings Co. Ltd.	31,348	2,010,155
Korea Zinc Co. Ltd.	6,355	2,354,296
Korean Air Lines Co. Ltd.	34,001	891,653
KT Corp.	2,035	52,158
KT Corp. sponsored ADR	39,904	546,685
KT&G Corp.	86,846	8,618,538
Kumho Petro Chemical Co. Ltd.	13,663	1,386,583
LG Chemical Ltd.	34,560	11,639,290
LG Corp.	70,993	4,807,379
LG Display Co. Ltd.	173,536	3,305,234
LG Electronics, Inc.	79,362	5,331,331
LG Household & Health Care Ltd.	7,035	7,644,885
LG Innotek Co. Ltd.	10,642	1,557,874
Lotte Chemical Corp.	12,786	4,128,146
Lotte Confectionery Co. Ltd. (a)	20,585	972,429
Lotte Shopping Co. Ltd.	8,463	1,565,716
Medy-Tox, Inc.	3,172	2,044,834
Mirae Asset Daewoo Co. Ltd.	301,407	2,203,430
NAVER Corp.	20,869	13,419,494
NCSOFT Corp.	13,097	4,534,378
Netmarble Corp. (c)	19,034	2,470,128
Oci Co. Ltd.	13,424	1,191,133
Orion Corp./Republic of Korea	16,252	1,948,541
Ottogi Corp.	851	674,093
Pearl Abyss Corp. (a)	3,961	779,059
POSCO	58,404	17,269,158
Posco Daewoo Corp.	34,713	597,011
S-Oil Corp.	33,609	3,546,622
S1 Corp.	12,129	944,421
Samsung Biologics Co. Ltd. (a)(c)	12,314	4,125,052
Samsung Card Co. Ltd.	20,741	659,408
Samsung Electro-Mechanics Co. Ltd.	41,730	5,752,786
Samsung Electronics Co. Ltd.	3,583,344	148,840,705
Samsung Engineering Co. Ltd. (a)	117,719	1,797,285
Samsung Fire & Marine Insurance Co. Ltd.	22,939	5,624,172
Samsung Heavy Industries Co. Ltd. (a)	291,620	1,694,506
Samsung Life Insurance Co. Ltd.	52,154	4,510,611
Samsung SDI Co. Ltd.	40,975	8,427,057
Samsung SDS Co. Ltd.	25,969	4,886,082
Samsung Securities Co. Ltd.	44,270	1,292,154
Shinhan Financial Group Co. Ltd.	317,648	12,448,878
Shinsegae Co. Ltd.	5,539	1,651,547
SillaJen, Inc. (a)	38,234	1,792,428
SK C&C Co. Ltd.	23,666	5,600,502
SK Energy Co. Ltd.	48,202	8,593,044
SK Hynix, Inc.	433,306	33,583,579
SK Telecom Co. Ltd.	15,062	3,381,864
STX Pan Ocean Co. Ltd. (Korea) (a)	169,464	783,802
ViroMed Co. Ltd. (a)	10,142	1,818,049
Woori Bank	352,625	5,352,064
Woori Investment & Securities Co. Ltd.	106,982	1,249,038
Yuhan Corp.	6,486	1,298,982

TOTAL KOREA (SOUTH)		533,479,465

Luxembourg - 0.1%
PLAY Communications SA (c)	81,932	479,751
Reinet Investments SCA	110,023	2,121,833

TOTAL LUXEMBOURG		2,601,584

Malaysia - 2.3%
AirAsia Group BHD	1,071,600	938,474
Alliance Bank Malaysia Bhd	701,200	691,713
AMMB Holdings Bhd	1,243,500	1,229,734
Astro Malaysia Holdings Bhd (c)	913,324	411,164
Axiata Group Bhd	2,042,351	2,205,639
British American Tobacco (Malaysia) Bhd	100,800	850,043
Bumiputra-Commerce Holdings Bhd	3,449,845	4,956,235
Dialog Group Bhd	2,752,765	2,248,261
DiGi.com Bhd	2,351,900	2,632,508
Felda Global Ventures Holdings Bhd (c)	1,142,200	486,102
Fraser & Neave Holdings BHD	91,000	835,902
Gamuda Bhd	1,483,200	1,412,050
Genting Bhd	1,603,200	3,450,923
Genting Malaysia Bhd	2,245,740	2,795,435
Genting Plantations Bhd	166,400	382,740
Hap Seng Consolidated Bhd	438,400	1,056,905
Hartalega Holdings Bhd	992,300	1,501,266
Hong Leong Bank Bhd	486,600	2,281,573
Hong Leong Credit Bhd	158,700	705,854
IHH Healthcare Bhd (c)	1,859,187	2,703,025
IJM Corp. Bhd	2,194,000	1,057,870
IOI Corp. Bhd	1,443,300	1,640,356
IOI Properties Group Bhd	1,131,825	529,020
Kuala Lumpur Kepong Bhd	322,900	1,966,791
Malayan Banking Bhd	2,841,343	6,856,968
Malaysia Airports Holdings Bhd	700,500	1,594,004
Maxis Bhd	1,737,600	2,474,958
MISC Bhd	850,200	1,397,131
My E.G.Services Bhd	1,502,800	458,419
Nestle (Malaysia) BHD	43,700	1,586,745
Petronas Chemicals Group Bhd	1,792,500	3,937,768
Petronas Dagangan Bhd	138,726	920,745
Petronas Gas Bhd	520,200	2,398,167
PPB Group Bhd	428,440	1,739,055
Press Metal Bhd	1,019,800	1,199,174
Public Bank Bhd	2,171,457	12,852,461
RHB Capital Bhd	775,360	1,037,628
RHB Capital Bhd (a)(d)	141,500	0
Sime Darby Bhd	1,849,649	1,146,646
Sime Darby Plantation Bhd	1,790,149	2,312,001
Sime Darby Property Bhd	2,132,549	702,980
SP Setia Bhd	1,045,979	764,221
Telekom Malaysia Bhd	782,400	764,115
Tenaga Nasional Bhd	2,322,972	8,960,443
Top Glove Corp. Bhd	526,900	1,314,334
UMW Holdings Bhd	282,500	416,974
Westports Holdings Bhd	723,200	658,263
YTL Corp. Bhd	2,267,296	752,977

TOTAL MALAYSIA		95,215,760

Mexico - 3.1%
Alfa SA de CV Series A	2,272,300	3,091,872
Alsea S.A.B. de CV	379,200	1,308,032
America Movil S.A.B. de CV Series L	25,059,647	21,472,686
Banco Santander Mexico SA	1,360,145	2,292,968
CEMEX S.A.B. de CV unit (a)	10,846,686	8,083,619
Coca-Cola FEMSA S.A.B. de CV Series L	391,869	2,453,682
El Puerto de Liverpool S.A.B. de CV Class C	140,410	1,041,977
Embotelladoras Arca S.A.B. de CV	329,700	2,188,595
Fibra Uno Administracion SA de CV	2,515,283	3,622,229
Fomento Economico Mexicano S.A.B. de CV unit	1,446,191	14,187,419
Gruma S.A.B. de CV Series B	160,725	2,080,364
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	269,227	2,544,098
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	156,020	2,775,800
Grupo Bimbo S.A.B. de CV Series A	1,229,570	2,616,450
Grupo Carso SA de CV Series A1	333,300	1,386,116
Grupo Financiero Banorte S.A.B. de CV Series O	1,928,481	13,447,191
Grupo Financiero Inbursa S.A.B. de CV Series O	1,714,200	2,823,621
Grupo Mexico SA de CV Series B	2,606,254	8,194,470
Grupo Televisa SA de CV	1,823,293	7,257,856
Industrias Penoles SA de CV	104,060	1,764,376
Infraestructura Energetica Nova S.A.B. de CV	397,000	1,939,656
Kimberly-Clark de Mexico SA de CV Series A	1,139,327	2,096,761
Mexichem S.A.B. de CV	771,820	2,702,110
Promotora y Operadora de Infraestructura S.A.B. de CV	172,965	1,791,573
Wal-Mart de Mexico SA de CV Series V	3,888,956	11,357,373

TOTAL MEXICO		124,520,894

Netherlands - 0.1%
X5 Retail Group NV unit	91,730	2,466,738
Pakistan - 0.1%
Habib Bank Ltd.	416,000	596,474
Lucky Cement Ltd.	92,300	410,621
MCB Bank Ltd.	301,800	504,787
Oil & Gas Development Co. Ltd.	461,600	563,797
United Bank Ltd.	347,100	491,573

TOTAL PAKISTAN		2,567,252

Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	135,226	1,858,005
Philippines - 1.0%
Aboitiz Equity Ventures, Inc.	1,443,740	1,561,794
Aboitiz Power Corp.	1,022,155	717,234
Alliance Global Group, Inc. (a)	2,867,900	644,824
Ayala Corp.	185,526	3,496,001
Ayala Land, Inc.	5,581,443	4,300,706
Bank of the Philippine Islands (BPI)	700,948	1,295,726
BDO Unibank, Inc.	1,470,081	3,660,298
DMCI Holdings, Inc.	2,758,900	614,072
Globe Telecom, Inc.	23,455	811,844
GT Capital Holdings, Inc.	68,687	1,256,746
International Container Terminal Services, Inc.	335,790	563,714
JG Summit Holdings, Inc.	2,086,390	2,203,864
Jollibee Food Corp.	333,143	1,696,663
Manila Electric Co.	172,630	1,236,072
Megaworld Corp.	7,818,100	684,259
Metro Pacific Investments Corp.	9,974,000	886,118
Metropolitan Bank & Trust Co.	563,097	782,802
Philippine Long Distance Telephone Co.	64,190	1,613,021
Robinsons Land Corp.	1,444,397	533,458
Security Bank Corp.	158,770	607,947
SM Investments Corp.	181,385	3,250,321
SM Prime Holdings, Inc.	7,359,300	5,240,282
Universal Robina Corp.	669,448	1,616,323

TOTAL PHILIPPINES		39,274,089

Poland - 1.2%
Alior Bank SA (a)	68,548	1,362,632
Bank Handlowy w Warszawie SA	23,731	486,996
Bank Millennium SA (a)	427,068	1,073,893
Bank Polska Kasa Opieki SA	125,346	3,836,143
Bank Zachodni WBK SA	26,126	2,622,108
BRE Bank SA	10,523	1,231,191
CD Projekt RED SA (a)	50,184	2,711,944
Cyfrowy Polsat SA	184,167	1,197,310
Dino Polska SA (a)(c)	34,584	948,181
Grupa Lotos SA	69,759	1,244,503
Jastrzebska Spolka Weglowa SA (a)	37,285	804,932
KGHM Polska Miedz SA (Bearer)	104,838	2,768,180
LPP SA	973	2,389,437
NG2 SA	21,759	1,339,583
Polish Oil & Gas Co. SA	1,302,672	1,967,535
Polska Grupa Energetyczna SA (a)	631,171	1,697,653
Polski Koncern Naftowy Orlen SA	223,508	5,665,521
Powszechna Kasa Oszczednosci Bank SA	653,166	7,452,601
Powszechny Zaklad Ubezpieczen SA	452,488	5,200,015
Telekomunikacja Polska SA (a)	468,533	638,437
Zaklady Azotowe w Tarnowie-Moscicach SA	31,243	356,140

TOTAL POLAND		46,994,935

Qatar - 0.9%
Barwa Real Estate Co. (a)	77,768	775,331
Doha Bank (a)	107,152	750,741
Ezdan Holding Group (a)	556,807	1,383,989
Industries Qatar QSC (a)	133,816	4,575,691
Masraf al Rayan (a)	287,093	3,055,439
Qatar Electricity & Water Co.	36,842	1,922,543
Qatar Insurance Co. SAQ	120,972	1,206,065
Qatar Islamic Bank (a)	85,745	3,132,130
Qatar National Bank SAQ	331,503	15,933,267
Qatar Telecom (Qtel) Q.S.C. (a)	61,276	1,183,110
The Commercial Bank of Qatar (a)	145,242	1,627,540

TOTAL QATAR		35,545,846

Russia - 3.3%
Alrosa Co. Ltd.	1,933,501	3,010,720
Gazprom OAO	4,294,756	9,884,839
Gazprom OAO sponsored ADR (Reg. S)	1,799,956	8,069,203
Inter Rao Ues JSC	23,748,158	1,574,689
Lukoil PJSC	186,245	13,312,936
Lukoil PJSC sponsored ADR	128,658	9,235,071
Magnit OJSC GDR (Reg. S)	266,232	4,371,529
Magnitogorsk Iron & Steel Works PJSC	1,703,300	1,261,244
MMC Norilsk Nickel PJSC	25,992	4,527,421
MMC Norilsk Nickel PJSC sponsored ADR (b)	212,418	3,674,831
Mobile TeleSystems OJSC sponsored ADR	376,731	3,303,931
Moscow Exchange MICEX-RTS OAO	1,050,527	1,731,996
NOVATEK OAO GDR (Reg. S)	65,026	10,345,637
Novolipetsk Steel OJSC	902,796	2,346,811
PhosAgro OJSC GDR (Reg. S)	88,323	1,163,214
Polyus PJSC	20,126	1,439,694
Rosneft Oil Co. OJSC	493,011	3,306,534
Rosneft Oil Co. OJSC GDR (Reg. S)	388,106	2,561,500
RusHydro PJSC	38,138,753	414,391
RusHydro PJSC ADR	466,556	479,620
Sberbank of Russia	8,033,845	27,531,308
Severstal PAO	83,779	1,368,250
Severstal PAO GDR (Reg. S)	73,598	1,201,119
Surgutneftegas OJSC	5,168,462	2,398,347
Surgutneftegas OJSC sponsored ADR	49,000	224,518
Tatneft PAO	683,076	7,887,649
Tatneft PAO sponsored ADR	76,366	5,269,254
VTB Bank OJSC (a)	2,455,909,994	1,897,938

TOTAL RUSSIA		133,794,194

Singapore - 0.0%
BOC Aviation Ltd. Class A	174,300	1,097,002
South Africa - 6.5%
Anglo American Platinum Ltd.	40,241	1,236,186
AngloGold Ashanti Ltd.	305,877	2,670,486
Aspen Pharmacare Holdings Ltd.	289,578	5,607,928
Barclays Africa Group Ltd.	536,296	7,000,867
Bidcorp Ltd.	250,230	5,007,831
Bidvest Group Ltd.	252,173	3,587,014
Capitec Bank Holdings Ltd.	30,130	2,177,300
Clicks Group Ltd.	189,732	2,784,705
Coronation Fund Managers Ltd.	160,035	723,272
Discovery Ltd.	264,926	3,420,347
Exxaro Resources Ltd.	187,319	1,842,249
FirstRand Ltd.	2,504,643	13,176,125
Fortress (REIT) Ltd.:
Class A	787,135	927,166
Class B	567,413	629,573
Foschini Ltd.	168,274	2,200,629
Gold Fields Ltd.	612,374	2,247,259
Growthpoint Properties Ltd.	2,224,059	4,416,871
Hyprop Investments Ltd.	190,479	1,485,498
Imperial Holdings Ltd.	120,589	1,954,242
Investec Ltd.	208,269	1,504,661
Kumba Iron Ore Ltd.	47,917	1,057,904
Liberty Holdings Ltd.	90,711	795,680
Life Healthcare Group Holdings Ltd.	1,002,442	1,827,120
MMI Holdings Ltd.	663,322	856,387
Mondi Ltd.	87,805	2,407,794
Mr Price Group Ltd.	191,377	3,417,535
MTN Group Ltd.	1,264,102	10,992,191
Naspers Ltd. Class N	326,399	80,363,437
Nedbank Group Ltd.	166,534	3,450,956
Netcare Ltd.	878,837	1,804,728
Old Mutual Ltd. (a)	3,669,896	8,405,853
Pick 'n Pay Stores Ltd.	273,965	1,549,850
Pioneer Foods Ltd.	89,270	786,430
PSG Group Ltd.	112,539	1,991,387
Rand Merchant Insurance Holdings Ltd.	512,854	1,554,434
Redefine Properties Ltd.	3,948,507	3,187,593
Remgro Ltd.	394,105	6,499,927
Resilient Property Income Fund Ltd.	194,073	761,995
RMB Holdings Ltd.	526,550	3,294,661
Sanlam Ltd.	1,290,812	7,483,622
Sappi Ltd.	394,024	2,808,365
Sasol Ltd.	412,738	16,264,981
Shoprite Holdings Ltd.	331,025	5,472,377
Spar Group Ltd.	144,713	2,105,496
Standard Bank Group Ltd.	963,345	14,913,832
Telkom SA Ltd.	202,191	773,754
Tiger Brands Ltd.	120,379	3,199,746
Truworths International Ltd.	331,270	2,059,447
Vodacom Group Ltd.	450,758	4,801,125
Woolworths Holdings Ltd.	745,737	2,897,430

TOTAL SOUTH AFRICA		262,386,246

Taiwan - 11.5%
Acer, Inc.	2,186,000	1,787,057
Advantech Co. Ltd.	263,993	1,748,098
ASE Industrial Holding Co. Ltd.	2,604,592	6,677,349
Asia Cement Corp.	1,638,000	2,185,357
ASUSTeK Computer, Inc.	527,502	4,545,201
AU Optronics Corp.	6,447,000	2,793,215
Catcher Technology Co. Ltd.	489,095	6,021,525
Cathay Financial Holding Co. Ltd.	6,076,033	10,470,781
Chang Hwa Commercial Bank	3,836,031	2,270,435
Cheng Shin Rubber Industry Co. Ltd.	1,466,000	2,267,480
Chicony Electronics Co. Ltd.	410,008	929,124
China Airlines Ltd.	1,965,000	635,488
China Development Finance Holding Corp.	10,044,000	3,678,519
China Life Insurance Co. Ltd.	1,851,937	1,962,093
China Steel Corp.	9,354,289	7,647,141
Chinatrust Financial Holding Co. Ltd.	13,055,778	8,858,683
Chunghwa Telecom Co. Ltd.	2,833,129	9,828,885
Compal Electronics, Inc.	3,164,000	1,965,796
Delta Electronics, Inc.	1,555,717	5,417,869
E.SUN Financial Holdings Co. Ltd.	7,214,186	5,036,554
ECLAT Textile Co. Ltd.	135,129	1,557,600
EVA Airways Corp.	1,527,970	754,467
Evergreen Marine Corp. (Taiwan) (a)	1,433,855	649,387
Far Eastern Textile Ltd.	2,414,000	2,573,376
Far EasTone Telecommunications Co. Ltd.	1,201,348	2,852,028
Feng Tay Enterprise Co. Ltd.	250,720	1,442,946
First Financial Holding Co. Ltd.	7,267,506	5,002,485
Formosa Chemicals & Fibre Corp.	2,616,149	10,308,556
Formosa Petrochemical Corp.	922,347	3,634,375
Formosa Plastics Corp.	3,315,085	12,195,385
Formosa Taffeta Co. Ltd.	605,000	640,986
Foxconn Technology Co. Ltd.	696,710	1,729,188
Fubon Financial Holding Co. Ltd.	4,956,846	8,217,916
Giant Manufacturing Co. Ltd.	225,000	963,834
GlobalWafers Co. Ltd.	163,000	2,755,665
Highwealth Construction Corp.	564,000	872,346
HIWIN Technologies Corp.	167,865	1,641,269
HIWIN Technologies Corp. rights 8/31/18 (a)	5,052	8,095
Hon Hai Precision Industry Co. Ltd. (Foxconn)	12,255,082	33,582,155
Hotai Motor Co. Ltd.	204,000	1,774,435
HTC Corp. (a)	461,000	812,527
Hua Nan Financial Holdings Co. Ltd.	5,322,365	3,193,663
Innolux Corp.	6,687,000	2,514,650
Inventec Corp.	1,908,000	1,525,477
Largan Precision Co. Ltd.	74,451	12,537,937
Lite-On Technology Corp.	1,592,044	2,092,808
Macronix International Co. Ltd. (a)	1,348,000	1,873,385
MediaTek, Inc.	1,119,615	9,299,310
Mega Financial Holding Co. Ltd.	8,093,289	7,211,737
Micro-Star International Co. Ltd.	505,000	1,733,920
Nan Ya Plastics Corp.	3,833,358	10,642,297
Nanya Technology Corp.	775,000	1,991,923
Nien Made Enterprise Co. Ltd.	123,000	1,063,847
Novatek Microelectronics Corp.	433,000	2,095,550
Pegatron Corp.	1,469,000	3,271,276
Phison Electronics Corp.	104,000	863,804
Pou Chen Corp.	1,672,391	1,840,226
Powertech Technology, Inc.	559,981	1,583,936
President Chain Store Corp.	426,000	4,687,518
Quanta Computer, Inc.	2,030,000	3,511,559
Realtek Semiconductor Corp.	342,000	1,375,560
Ruentex Development Co. Ltd.	623,000	691,634
Ruentex Industries Ltd.	433,000	829,724
Shin Kong Financial Holding Co. Ltd.	6,098,000	2,313,096
Sinopac Holdings Co.	7,823,826	2,942,154
Standard Foods Corp.	289,016	559,489
Synnex Technology International Corp.	1,071,700	1,529,698
TaiMed Biologics, Inc. (a)	124,000	1,038,030
Taishin Financial Holdings Co. Ltd.	7,064,140	3,464,965
Taiwan Business Bank	2,715,701	896,916
Taiwan Cement Corp.	3,128,850	4,026,037
Taiwan Cooperative Financial Holding Co. Ltd.	6,319,543	3,864,342
Taiwan High Speed Rail Corp.	1,419,000	1,153,074
Taiwan Mobile Co. Ltd.	1,203,000	4,150,175
Taiwan Semiconductor Manufacturing Co. Ltd.	18,327,740	146,701,480
TECO Electric & Machinery Co. Ltd.	1,332,705	974,002
Unified-President Enterprises Corp.	3,595,332	9,499,455
United Microelectronics Corp.	8,931,000	5,120,128
Vanguard International Semiconductor Corp.	677,000	1,726,758
Walsin Technology Corp.	235,000	2,666,525
Win Semiconductors Corp.	269,000	1,301,854
Winbond Electronics Corp.	2,241,000	1,461,952
Wistron Corp.	2,074,327	1,604,193
WPG Holding Co. Ltd.	1,239,000	1,719,877
Yageo Corp.	187,321	4,783,941
Yuanta Financial Holding Co. Ltd.	7,556,284	3,483,980

TOTAL TAIWAN		464,109,533

Thailand - 2.3%
Advanced Info Service PCL (For. Reg.)	765,300	4,646,546
Airports of Thailand PCL	150,600	299,887
Airports of Thailand PCL (For. Reg.)	3,098,700	6,170,390
Bangkok Bank PCL (For. Reg.)	177,700	1,110,959
Bangkok Dusit Medical Services PCL	115,100	91,679
Bangkok Dusit Medical Services PCL (For. Reg.)	2,741,500	2,183,641
Bangkok Expressway and Metro PCL	5,369,500	1,347,620
Banpu PCL	201,400	127,729
Banpu PCL (For. Reg.)	1,463,000	927,842
Berli Jucker PCL (For. Reg)	894,800	1,533,021
BTS Group Holdings PCL	4,227,900	1,200,891
Bumrungrad Hospital PCL	36,100	196,939
Bumrungrad Hospital PCL (For. Reg.)	252,500	1,377,480
C.P. ALL PCL	100,300	226,105
C.P. ALL PCL (For. Reg.)	3,612,100	8,142,696
Central Pattana PCL	71,700	163,248
Central Pattana PCL (For. Reg.)	943,900	2,149,096
Charoen Pokphand Foods PCL	91,700	75,107
Charoen Pokphand Foods PCL (For. Reg.)	2,425,400	1,986,539
Delta Electronics PCL (For. Reg.)	353,300	740,688
Electricity Generating PCL (For. Reg.)	93,300	647,800
Energy Absolute PCL	917,400	985,784
Glow Energy PCL	38,200	107,355
Glow Energy PCL (For. Reg.)	363,900	1,022,683
Home Product Center PCL (For. Reg.)	2,777,400	1,227,165
Indorama Ventures PCL	281,900	504,149
Indorama Ventures PCL (For. Reg.)	1,141,100	2,040,741
IRPC PCL (For. Reg.)	7,080,900	1,372,762
Kasikornbank PCL	125,500	848,738
Kasikornbank PCL (For. Reg.)	1,229,300	8,313,571
Krung Thai Bank PCL (For. Reg.)	2,501,200	1,428,398
Land & House PCL (For. Reg.)	2,123,100	765,771
Minor International PCL (For. Reg.)	1,592,700	1,819,134
PTT Exploration and Production PCL	62,500	260,182
PTT Exploration and Production PCL (For. Reg.)	977,400	4,068,828
PTT Global Chemical PCL (For. Reg.)	1,582,400	3,888,224
PTT PCL	488,200	752,036
PTT PCL (For. Reg.)	7,524,200	11,590,479
Robinsons Department Store PCL (For. Reg.)	356,000	676,796
Siam Cement PCL	21,400	289,450
Siam Cement PCL (For. Reg.)	272,800	3,689,811
Siam Commercial Bank PCL	100,700	423,745
Siam Commercial Bank PCL (For. Reg.)	1,294,100	5,445,567
Thai Oil PCL (For. Reg.)	789,300	1,903,857
Thai Union Frozen Products PCL (For. Reg.)	1,354,400	667,633
TMB PCL (For. Reg.)	7,798,500	539,121
True Corp. PCL	636,000	119,477
True Corp. PCL (For. Reg.)	7,039,237	1,322,369

TOTAL THAILAND		91,419,729

Turkey - 0.7%
Akbank T.A.S.	1,668,931	2,449,776
Anadolu Efes Biracilik Ve Malt Sanayii A/S	146,399	615,854
Arcelik A/S	167,688	429,306
Aselsan A/S	258,310	1,423,314
Bim Birlesik Magazalar A/S JSC	159,756	2,296,361
Coca-Cola Icecek Sanayi A/S	54,105	326,025
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	1,236,136	441,701
Eregli Demir ve Celik Fabrikalari T.A.S.	1,047,392	2,347,621
Ford Otomotiv Sanayi A/S	48,961	586,478
Haci Omer Sabanci Holding A/S	717,440	1,236,639
Koc Holding A/S	586,276	1,655,690
Petkim Petrokimya Holding A/S	569,816	513,650
TAV Havalimanlari Holding A/S	127,540	751,439
Tofas Turk Otomobil Fabrikasi A/S	85,485	399,179
Tupras Turkiye Petrol Rafinerileri A/S	94,041	2,054,372
Turk Hava Yollari AO (a)	418,042	1,466,606
Turk Sise ve Cam Fabrikalari A/S	460,201	467,162
Turkcell Iletisim Hizmet A/S	840,634	2,208,467
Turkiye Garanti Bankasi A/S	1,741,229	2,513,478
Turkiye Halk Bankasi A/S	439,345	618,142
Turkiye Is Bankasi A/S Series C	1,212,315	1,250,342
Turkiye Vakiflar Bankasi TAO	518,234	433,484
Ulker Biskuvi Sanayi A/S (a)	105,888	375,784
Yapi ve Kredi Bankasi A/S (a)	1,184,582	509,860

TOTAL TURKEY		27,370,730

United Arab Emirates - 0.6%
Abu Dhabi Commercial Bank PJSC (a)	1,458,500	2,811,260
Aldar Properties PJSC	2,930,580	1,619,612
Damac Properties Dubai Co. PJSC (a)	1,250,429	793,188
DP World Ltd.	125,172	2,878,956
Dubai Investments Ltd. (a)	1,465,579	805,976
Dubai Islamic Bank Pakistan Ltd.	1,246,514	1,706,972
Emaar Development PJSC (a)	613,690	852,080
Emaar Malls Group PJSC (a)	1,447,807	804,085
Emaar Properties PJSC	2,636,598	3,790,000
Emirates Telecommunications Corp.	1,268,459	5,991,523
National Bank of Abu Dhabi PJSC	1,060,548	3,926,726

TOTAL UNITED ARAB EMIRATES		25,980,378

United Kingdom - 0.0%
Mediclinic International PLC (South Africa)	1	7
United States of America - 0.3%
Southern Copper Corp. (b)	63,489	3,133,817
Yum China Holdings, Inc.	272,804	9,842,768

TOTAL UNITED STATES OF AMERICA		12,976,585

TOTAL COMMON STOCKS
(Cost $3,244,514,164)		3,834,202,116

Nonconvertible Preferred Stocks - 3.3%
Brazil - 2.3%
Ambev SA sponsored ADR	151,738	779,933
Banco Bradesco SA:
(PN)	2,285,050	18,586,997
(PN) sponsored ADR	207,205	1,674,216
Braskem SA (PN-A)	128,600	1,874,539
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	169,700	871,717
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	119,000	2,636,307
Companhia Energetica de Minas Gerais (CEMIG) (PN)	653,729	1,433,456
Gerdau SA	768,700	3,416,171
Itau Unibanco Holding SA	2,223,314	26,656,310
Itau Unibanco Holding SA sponsored ADR	185,515	2,224,325
Itausa-Investimentos Itau SA (PN)	3,311,812	9,194,331
Lojas Americanas SA (PN)	554,632	2,680,581
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	2,903,400	15,254,589
sponsored ADR (b)	109,322	1,282,347
Telefonica Brasil SA	334,725	3,661,793

TOTAL BRAZIL		92,227,612

Chile - 0.1%
Embotelladora Andina SA Class B	203,119	831,274
Sociedad Quimica y Minera de Chile SA (PN-B)	89,828	4,324,595

TOTAL CHILE		5,155,869

Colombia - 0.1%
Bancolombia SA (PN)	337,105	3,871,955
Grupo Aval Acciones y Valores SA	2,771,474	1,097,851
Grupo de Inversiones Suramerica SA	107,731	1,296,275

TOTAL COLOMBIA		6,266,081

Korea (South) - 0.7%
AMOREPACIFIC Corp.	5,976	767,482
Hyundai Motor Co.	23,333	1,714,136
Hyundai Motor Co. Series 2	19,861	1,564,308
LG Chemical Ltd.	5,036	976,924
LG Household & Health Care Ltd.	1,453	867,778
Samsung Electronics Co. Ltd.	637,226	21,890,033

TOTAL KOREA (SOUTH)		27,780,661

Russia - 0.1%
AK Transneft OAO	330	858,889
Surgutneftegas OJSC	4,901,722	2,710,810

TOTAL RUSSIA		3,569,699

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $114,194,409)		134,999,922
	Principal Amount	Value

Government Obligations - 0.3%
United States of America - 0.3%
U.S. Treasury Bills, yield at date of purchase 2.07% 1/3/19 (e)
(Cost $12,885,145)	13,000,000	12,882,179
	Shares	Value

Money Market Funds - 2.5%
Fidelity Cash Central Fund, 1.96% (f)	40,849,193	40,857,363
Fidelity Securities Lending Cash Central Fund 1.97% (f)(g)	60,491,903	60,497,952
TOTAL MONEY MARKET FUNDS
(Cost $101,355,314)		101,355,315
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $3,472,949,032)		4,083,439,532
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(41,002,484)
NET ASSETS - 100%		$4,042,437,048

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,310	Sept. 2018	$71,807,650	$3,417,526	$3,417,526

The notional amount of futures purchased as a percentage of Net Assets is 1.8%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $33,058,418 or 0.8% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,333,511.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$761,379
Fidelity Securities Lending Cash Central Fund	350,161
Total	$1,111,540

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$376,011,980	$371,377,892	$4,484,748	$149,340
Consumer Staples	262,517,064	262,455,474	--	61,590
Energy	296,306,784	230,348,171	65,958,613	--
Financials	929,792,979	753,910,836	175,882,143	--
Health Care	117,149,962	115,030,091	2,119,871	--
Industrials	208,368,048	208,359,953	8,095	--
Information Technology	1,085,940,639	706,494,893	379,445,746	--
Materials	311,150,965	275,369,567	35,781,398	--
Real Estate	114,121,847	114,121,847	--	--
Telecommunication Services	169,766,306	98,680,377	71,085,929	--
Utilities	98,075,464	92,370,021	5,705,443	--
Government Obligations	12,882,179	--	12,882,179	--
Money Market Funds	101,355,315	101,355,315	--	--
Total Investments in Securities:	$4,083,439,532	$3,329,874,437	$753,354,165	$210,930
Derivative Instruments:
Assets
Futures Contracts	$3,417,526	$3,417,526	$--	$--
Total Assets	$3,417,526	$3,417,526	$--	$--
Total Derivative Instruments:	$3,417,526	$3,417,526	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$96,936,874
Level 2 to Level 1	$9,701,700

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Total International Index Fund

July 31, 2018

TI1-QTLY-0918
1.9871048.102

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
Australia - 4.6%
360 Capital Industrial Fund	999	$1,959
Abacus Property Group unit	2,727	7,577
Accent Group Ltd.	1,212	1,288
Adelaide Brighton Ltd.	18,053	92,278
Afterpay Touch Group Ltd. (a)	7,665	80,751
AGL Energy Ltd.	28,767	469,980
ALS Ltd.	25,714	142,326
Altium Ltd.	5,371	81,404
Alumina Ltd.	108,717	228,583
Amcor Ltd.	54,689	612,312
AMP Ltd.	143,306	361,995
Ansell Ltd.	5,788	123,889
APA Group unit	56,445	404,681
APN News & Media Ltd.	14,469	26,767
APN Outdoor Group Ltd.	16,583	77,618
ARB Corp. Ltd.	7,494	117,088
Ardent Leisure Group unit	13,116	18,563
Aristocrat Leisure Ltd.	26,583	635,945
Asaleo Care Ltd.	2,008	1,044
ASX Ltd.	8,234	401,855
Atlas Arteria Ltd. unit	26,503	128,775
Aurizon Holdings Ltd.	92,761	313,571
Austal Ltd.	24,631	31,292
Australia & New Zealand Banking Group Ltd.	133,662	2,909,613
Australian Agricultural Co. Ltd. (a)	4,710	4,427
Australian Pharmaceutical Industries Ltd.	4,913	6,169
Automotive Holdings Group Ltd.	2,148	4,357
Babcock & Brown Wind Partners (a)	22,022	10,717
Bank of Queensland Ltd.	20,228	166,965
Bapcor Ltd.	5,594	29,009
Beach Energy Ltd.	66,766	94,743
Bega Cheese Ltd.	7,332	39,820
Bellamy's Australia Ltd. (a)	3,737	30,540
Bendigo & Adelaide Bank Ltd.	22,123	192,469
BHP Billiton Ltd.	148,321	3,873,633
Blackmores Ltd.	648	71,290
BlueScope Steel Ltd.	23,992	314,787
Boral Ltd.	49,588	244,995
Brambles Ltd.	79,984	587,110
Breville Group Ltd.	3,281	26,180
Brickworks Ltd.	3,884	44,958
BT Investment Management Ltd.	21,895	151,119
BWP Trust	13,548	33,317
Caltex Australia Ltd.	12,533	303,179
Carsales.com Ltd.	13,044	135,093
Challenger Ltd.	23,687	218,922
Charter Hall Group unit	16,947	84,232
Charter Hall Long Wale REIT unit	5,867	18,569
Charter Hall Retail REIT	4,482	13,752
Cimic Group Ltd.	4,172	149,803
Coca-Cola Amatil Ltd.	26,226	186,810
Cochlear Ltd.	2,880	435,129
Commonwealth Bank of Australia	80,896	4,495,005
Computershare Ltd.	24,953	337,221
Corporate Travel Management Ltd.	2,449	52,201
Costa Group Holdings Ltd.	19,396	113,409
Credit Corp. Group Ltd.	3,751	57,352
Cromwell Property Group unit	19,567	16,136
Crown Ltd.	17,418	174,699
CSL Ltd.	21,644	3,161,569
CSR Ltd.	34,399	108,361
DEXUS Property Group unit	47,871	358,503
Domain Holdings Australia Ltd.	4,825	11,399
Dominos Pizza Enterprises Ltd.	3,934	145,992
Downer EDI Ltd.	30,890	169,369
DuluxGroup Ltd.	11,077	62,957
Eclipx Group Ltd.	20,670	47,145
Estia Health Ltd.	5,345	12,787
Evolution Mining Ltd.	57,818	119,847
FKP Property Group unit	11,567	20,367
Flexigroup Ltd.	24,844	42,268
Flight Centre Travel Group Ltd.	2,726	137,739
Folkestone Education Trust	954	1,928
Fortescue Metals Group Ltd.	65,343	212,149
G8 Education Ltd.	15,862	29,344
Galaxy Resources Ltd. (a)	17,639	37,349
Gateway Lifestyle Holdings Pty Ltd. unit	11,967	20,360
GDI Property Group unit	5,098	4,810
Genworth Mortgage Insurance Ltd. (b)	21,812	43,592
Goodman Group unit	71,312	510,209
GrainCorp Ltd.	13,794	75,940
Greencross Ltd.	445	1,408
Growthpoint Properties Australia Ltd.	1,348	3,736
GUD Holdings Ltd.	1,514	15,973
GWA Group Ltd.	15,587	37,868
Hansen Technologies Ltd.	12,222	30,692
Harvey Norman Holdings Ltd.	35,366	93,277
Healthscope Ltd.	87,675	142,001
IDP Education Ltd.	4,639	33,707
Iluka Resources Ltd.	23,622	200,947
Incitec Pivot Ltd.	72,390	203,834
Independence Group NL	28,450	95,116
Inghams Group Ltd.	8,510	23,204
Insurance Australia Group Ltd.	105,671	631,206
Investa Office Fund unit	33,490	128,388
Invocare Ltd.	6,597	69,500
IOOF Holdings Ltd.	25,283	171,874
IPH Ltd.	12,190	44,377
Iress Ltd.	12,570	107,957
Japara Healthcare Ltd.	589	812
JB Hi-Fi Ltd. (b)	7,750	137,325
John Fairfax Holdings Ltd.	133,759	80,495
Karoon Gas Australia Ltd. (a)	1,197	1,045
Lendlease Group unit	26,007	388,950
Link Administration Holdings Ltd.	30,198	172,305
Lynas Corp. Ltd. (a)	24,884	41,967
Macquarie Group Ltd.	14,527	1,325,576
Magellan Financial Group Ltd.	5,722	104,919
Mayne Pharma Group Ltd. (a)	85,853	63,147
McMillan Shakespeare Ltd.	3,134	37,837
Medibank Private Ltd.	126,941	293,307
Mesoblast Ltd. (a)	3,999	5,600
Metcash Ltd.	47,236	92,297
Mineral Resources Ltd.	7,162	88,063
Mirvac Group unit	179,431	303,943
Monadelphous Group Ltd.	7,750	84,871
Myer Holdings Ltd.	14,173	4,896
MYOB Group Ltd.	32,308	75,130
Nanosonics Ltd. (a)	18,193	42,712
National Australia Bank Ltd.	122,589	2,581,142
National Storage (REIT) unit	1,548	1,967
Navitas Ltd.	20,533	65,596
Newcrest Mining Ltd.	36,575	587,761
NEXTDC Ltd. (a)	20,114	107,744
NIB Holdings Ltd.	34,573	144,869
Nine Entertainment Co. Holdings Ltd.	35,938	59,808
Northern Star Resources Ltd.	28,206	150,881
Nufarm Ltd.	18,933	100,574
oOh!media Ltd.	31,698	114,218
Orica Ltd.	22,569	294,775
Origin Energy Ltd. (a)	84,490	613,281
Orocobre Ltd. (a)	9,603	32,962
Orora Ltd.	69,837	188,344
OZ Minerals Ltd.	25,728	181,398
Pact Group Holdings Ltd. (c)	2,344	9,421
Perpetual Trustees Australia Ltd.	1,277	41,384
Pilbara Minerals Ltd. (a)(b)	50,212	32,828
Platinum Asset Management Ltd.	6,911	28,240
Premier Investments Ltd.	11,629	150,073
Primary Health Care Ltd.	35,390	92,288
QBE Insurance Group Ltd.	67,590	507,182
Qube Holdings Ltd.	74,713	143,766
Quintis Ltd. (a)(d)	790	0
Ramsay Health Care Ltd.	7,511	313,836
realestate.com.au Ltd.	2,889	186,306
Regis Healthcare Ltd.	290	748
Regis Resources Ltd.	17,336	57,444
Reliance Worldwide Corp. Ltd.	31,595	139,667
Resolute Mng Ltd.	38,705	36,664
Rio Tinto Ltd.	19,075	1,150,748
Sandfire Resources NL	7,992	43,820
Santos Ltd. (a)	77,600	367,826
Saracen Mineral Holdings Ltd. (a)	53,513	74,545
Scentre Group unit	234,398	740,120
SEEK Ltd.	14,225	225,848
Select Harvests Ltd.	5,638	25,133
Seven Group Holdings Ltd.	6,774	96,528
Shopping Centres Australasia Property Group unit	15,213	27,126
Sigma Healthcare Ltd.	31,213	11,363
Sims Metal Management Ltd.	9,684	123,390
Sirtex Medical Ltd.	3,431	80,933
Smartgroup Corp. Ltd.	2,759	24,926
Sonic Healthcare Ltd.	15,920	308,468
South32 Ltd.	240,978	639,154
Southern Cross Media Group Ltd.	34,197	32,012
SP AusNet	56,286	68,163
Spark Infrastructure Group unit	90,564	154,754
SpeedCast International Ltd.	9,792	45,105
St Barbara Ltd.	27,260	83,442
Steadfast Group Ltd.	74,037	160,617
Stockland Corp. Ltd. unit	103,532	319,214
Suncorp Group Ltd.	58,607	651,825
Super Retail Group Ltd.	6,031	41,402
Sydney Airport unit	55,633	292,221
Syrah Resources Ltd. (a)	14,130	31,599
Tabcorp Holdings Ltd.	94,909	329,294
Tassal Group Ltd.	1,218	3,783
Technology One Ltd.	15,556	57,093
Telstra Corp. Ltd.	191,822	404,484
The GPT Group unit	79,984	306,628
The Star Entertainment Group Ltd.	36,093	133,004
TPG Telecom Ltd.	20,251	86,662
Transpacific Industries Group Ltd.	87,115	120,383
Transurban Group unit	100,270	871,598
Treasury Wine Estates Ltd.	37,341	511,017
Vicinity Centers unit	144,364	285,299
Village Roadshow Ltd. (a)	338	477
Virtus Health Ltd.	1,474	6,155
Viva Energy REIT unit (c)	6,394	10,356
Vocus Group Ltd. (a)	29,228	52,333
Washington H. Soul Pattinson & Co. Ltd.	8,475	137,390
Webjet Ltd.	6,126	60,760
Wesfarmers Ltd.	52,177	1,917,312
West Australian Newspapers Holdings Ltd.	77,891	48,031
Western Areas NL	25,883	62,304
Westgold Resources Ltd. (a)	892	1,054
Westpac Banking Corp.	154,170	3,375,164
Whitehaven Coal Ltd.	40,578	163,701
WiseTech Global Ltd.	3,275	37,106
Woodside Petroleum Ltd.	43,575	1,169,998
Woolworths Group Ltd.	57,932	1,295,091
WorleyParsons Ltd.	8,949	122,202

TOTAL AUSTRALIA		55,057,645

Austria - 0.3%
ams AG	3,463	249,928
Andritz AG	2,985	169,360
Austria Technologie & Systemtechnik AG	1,807	42,472
BAWAG Group AG	1,910	90,053
CA Immobilien Anlagen AG	3,151	110,244
DO & CO Restaurants & Catering AG	329	23,083
Erste Group Bank AG	14,946	645,954
EVN AG	1,673	33,297
IMMOFINANZ Immobilien Anlagen AG	4,500	118,397
Lenzing AG	763	96,805
Oesterreichische Post AG	1,485	70,397
OMV AG	7,577	428,478
PORR AG	109	3,862
Raiffeisen International Bank-Holding AG	6,352	211,913
S IMMO AG	1,268	27,579
S&T AG	2,046	58,138
Schoeller-Bleckmann Oilfield Equipment AG	436	49,811
Telekom Austria AG	5,047	43,909
UNIQA Insurance Group AG	7,655	76,669
Vienna Insurance Group AG	2,697	76,762
Voestalpine AG	7,082	355,021
Wienerberger AG	5,103	125,192
Zumtobel AG	292	2,105

TOTAL AUSTRIA		3,109,429

Bailiwick of Guernsey - 0.0%
Burford Capital Ltd.	9,558	230,584
Schroder (REIT) Ltd.	2,240	1,843
Standard Life Investment Property Income Trust Ltd.	929	1,145
Stobart Group Ltd.	9,513	29,343

TOTAL BAILIWICK OF GUERNSEY		262,915

Bailiwick of Jersey - 0.7%
Boohoo.Com PLC (a)	29,472	77,831
Centamin PLC	69,901	109,181
Experian PLC	42,541	1,046,389
Glencore Xstrata PLC	544,482	2,390,537
IWG PLC	28,186	112,244
Petrofac Ltd.	15,286	123,070
Randgold Resources Ltd.	4,890	362,063
Sanne Group PLC	11,441	106,019
Shire PLC	43,050	2,451,877
Wolseley PLC	10,635	838,934
WPP PLC	59,662	933,232

TOTAL BAILIWICK OF JERSEY		8,551,377

Belgium - 0.8%
Ackermans & Van Haaren SA	1,294	236,050
Aedifica SA	1,912	182,441
Ageas	10,273	550,784
Agfa-Gevaert NV (a)	13,944	66,624
Anheuser-Busch InBev SA NV	34,874	3,548,920
Barco NV	298	42,234
Befimmo SCA Sicafi	370	22,239
Bekaert SA	2,466	69,380
Bpost SA	3,768	59,350
Cofinimmo SA	2,104	275,555
Colruyt NV	3,012	180,049
Compagnie D'entreprises CFE SA	465	58,072
D'ieteren SA	2,258	98,328
Econocom Group SA	8,036	28,397
Elia System Operator SA/NV	1,311	81,710
Euronav NV	7,121	60,329
EVS Broadcast Equipment SA	346	8,068
Fagron NV	2,217	41,013
Galapagos Genomics NV (a)	1,837	202,126
Gimv NV	291	17,286
Groupe Bruxelles Lambert SA	4,302	457,176
Ion Beam Applications SA (a)	586	15,322
KBC Ancora	1,298	71,277
KBC Groep NV	11,770	905,071
Kinepolis Group NV	846	54,113
Melexis NV	695	64,650
Nyrstar NV (a)	3,127	14,992
Ontex Group NV	3,196	96,570
Orange Belgium	576	9,241
Proximus	6,691	163,759
Sofina SA	1,353	245,230
Solvay SA Class A	3,963	543,352
Telenet Group Holding NV	2,889	139,116
Tessenderlo Group (a)	1,881	75,664
UCB SA	5,575	478,895
Umicore SA	9,867	576,899
Van de Velde	142	4,981
Warehouses de Pauw	869	116,656

TOTAL BELGIUM		9,861,919

Bermuda - 0.6%
AGTech Holdings Ltd. (a)	40,000	3,720
Alibaba Health Information Technology Ltd. (a)	176,000	180,282
Alibaba Pictures Group Ltd. (a)	940,000	111,377
Beijing Enterprises Water Group Ltd.	290,000	158,134
BEP International Holdings Ltd. (a)	110,000	491
Borr Drilling Ltd. (a)(b)	19,796	93,681
Brightoil Petroleum Holdings Ltd. (a)(d)	26,000	4,969
Brilliance China Automotive Holdings Ltd.	166,000	216,566
BW LPG Ltd. (a)(c)	821	3,723
BW Offshore Ltd. (a)	3,569	19,406
C C Land Holdings Ltd.	30,000	6,727
C.banner International Holdings Ltd. (a)	19,000	1,816
Cafe de Coral Holdings Ltd.	6,000	15,120
Carnival Group International Holdings Ltd. (a)	125,000	5,494
Cheung Kong Infrastructure Holdings Ltd.	45,500	337,668
China Foods Ltd.	6,000	3,126
China Gas Holdings Ltd.	82,000	332,219
China Oil & Gas Group Ltd.	360,000	28,895
China Resource Gas Group Ltd.	44,000	208,535
China Trustful Group Ltd. (a)	4,000	1,386
China Water Affairs Group Ltd.	40,000	52,490
China Youzan Ltd. (a)	216,000	25,868
Chow Sang Sang Holdings International Ltd.	2,000	3,501
CITIC Resources Holdings Ltd.	16,000	1,773
CMBC Capital Holdings Ltd. (a)	600,000	34,399
Cosco Shipping Ports Ltd.	64,311	60,386
Credicorp Ltd. (United States)	3,698	845,991
Dairy Farm International Holdings Ltd.	20,309	165,925
Digital China Holdings Ltd. (H Shares) (a)	21,261	11,052
Digital Domain Holdings Ltd. (a)	470,000	7,665
Emperor International Holding Ltd.	54,000	15,480
Esprit Holdings Ltd. (a)	52,400	14,153
FDG Electric Vehicles Ltd. (a)	505,000	6,498
Frontline Ltd. (a)	824	4,192
GCL New Energy Holdings Ltd. (a)	476,000	20,922
Giordano International Ltd.	56,000	31,749
Global Brands Group Holding Ltd. (a)	142,000	8,051
Golden Ocean Group Ltd.	5,388	49,675
GOME Electrical Appliances Holdings Ltd. (a)	373,000	39,443
Great Eagle Holdings Ltd.	6,158	30,323
GZI Transport Ltd.	72,000	52,195
Haier Electronics Group Co. Ltd.	58,000	169,218
HengTen Networks Group Ltd. (a)	892,000	28,411
Hiscox Ltd.	16,191	339,599
Hoegh LNG Holdings Ltd.	550	3,250
Hongkong Land Holdings Ltd.	56,248	408,923
Huabao International Holdings Ltd.	41,000	25,021
Huanxi Media Group Ltd. (a)	10,000	2,663
Jardine Matheson Holdings Ltd.	10,014	675,945
Jardine Strategic Holdings Ltd.	9,566	381,492
Johnson Electric Holdings Ltd.	31,000	91,826
K Wah International Holdings Ltd.	76,902	44,481
Kerry Logistics Network Ltd.	15,500	20,301
Kerry Properties Ltd.	43,500	220,297
Kunlun Energy Co. Ltd.	156,000	134,753
Lancashire Holdings Ltd.	7,267	54,654
Landing International Development Ltd. (a)	54,000	53,387
Li & Fung Ltd.	308,000	104,380
Luk Fook Holdings International Ltd.	17,000	60,428
Luye Pharma Group Ltd.	78,500	76,309
Man Wah Holdings Ltd.	80,800	59,501
Neo-China Group (Holdings) Ltd.	8,000	1,447
Nine Dragons Paper (Holdings) Ltd.	70,000	86,507
NWS Holdings Ltd.	47,367	85,573
Pacific Basin Shipping Ltd.	130,000	33,953
Panda Green Energy Group Ltd. (a)	56,000	2,890
PAX Global Technology Ltd.	14,000	6,724
Petra Diamonds Ltd. (a)	43,437	26,283
Pou Sheng International (Holdings) Ltd.	181,000	35,743
Road King Infrastructure Ltd.	20,000	37,966
Shangri-La Asia Ltd.	58,000	94,880
Shenzhen International Holdings Ltd.	65,871	121,352
Sihuan Pharmaceutical Holdings Group Ltd.	119,000	25,622
Silverlake Axis Ltd. Class A	81,300	30,457
Sinopec Kantons Holdings Ltd.	50,000	22,105
Skyfame Realty Holdings Ltd.	50,000	33,316
Skyworth Digital Holdings Ltd.	72,098	28,200
SmarTone Telecommunications Holdings Ltd.	2,643	2,734
SMI Corp. Ltd.	7,200	2,220
Stolt-Nielsen SA	172	2,944
Tai Fook Securities Group Ltd.	81,507	36,760
Texwinca Holdings Ltd.	6,000	2,645
Town Health International Holdings Co. Ltd. (d)	114,000	10,022
Vtech Holdings Ltd.	16,500	184,570
Yue Yuen Industrial (Holdings) Ltd.	43,000	115,594

TOTAL BERMUDA		7,200,412

Brazil - 1.0%
AES Tiete Energia SA unit	1,912	5,155
Aliansce Shopping Centers SA	600	2,415
Alupar Investimento SA unit	38,900	169,455
Ambev SA	220,663	1,141,147
Arezzo Industria e Comercio SA	1,400	15,909
Atacadao Distribuicao Comercio e Industria Ltda	19,200	80,006
B2W Companhia Global do Varejo (a)	8,704	65,281
Banco ABC Brasil SA rights 8/2/18 (a)	125	114
Banco Bradesco SA	49,581	368,294
Banco do Brasil SA	43,900	380,132
Banco Santander SA (Brasil) unit	17,800	173,006
BB Seguridade Participacoes SA	30,100	196,400
BM&F BOVESPA SA	101,278	641,943
BR Malls Participacoes SA	28,805	76,362
Brasil Foods SA (a)	27,600	166,557
CCR SA	65,784	184,559
Centrais Eletricas Brasileiras SA (Electrobras) (a)	10,400	47,853
Cia. Hering SA	3,800	14,934
Cielo SA	60,860	232,686
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	13,400	89,255
Companhia de Saneamento de Minas Gerais	4,900	53,108
Companhia Siderurgica Nacional SA (CSN) (a)	29,387	71,876
Cosan SA Industria e Comercio	8,700	85,463
CVC Brasil Operadora e Agencia de Viagens SA	4,200	49,349
Cyrela Brazil Realty SA	7,700	23,777
Drogasil SA (a)	12,700	251,611
Duratex SA	8,400	22,783
Ecorodovias Infraestrutura e Logistica SA	3,000	6,235
EDP Energias do Brasil SA	11,600	42,187
Embraer SA	28,988	148,674
ENGIE Brasil Energia SA	5,745	57,231
Equatorial Energia SA	10,100	164,822
Estacio Participacoes SA	11,600	80,201
Fibria Celulose SA	11,100	218,847
Fleury SA	9,500	69,302
Hypermarcas SA	16,800	124,211
Iguatemi Empresa de Shopping Centers SA	1,300	11,659
Iochpe-Maxion SA	3,830	23,521
IRB Brasil Resseguros SA	8,800	125,202
JBS SA	59,000	141,790
Klabin SA unit	37,400	201,284
Kroton Educacional SA	64,654	194,653
Light SA	3,100	10,803
Linx SA	10,800	53,435
Localiza Rent A Car SA	20,970	132,693
Lojas Renner SA	37,277	306,694
M. Dias Branco SA	3,357	34,319
Magazine Luiza SA	3,000	105,715
Marfrig Global Foods SA (a)	4,500	9,831
Minerva SA (a)	600	1,205
MRV Engenharia e Participacoes SA	8,200	28,860
Multiplan Empreendimentos Imobiliarios SA	10,596	56,688
Multiplus SA	700	5,166
Natura Cosmeticos SA	6,300	48,845
Odontoprev SA	13,800	49,011
Petrobras Distribuidora SA	24,500	127,223
Petroleo Brasileiro SA - Petrobras (ON)	138,500	809,605
Porto Seguro SA (a)	7,400	97,791
Qualicorp SA	7,500	40,065
Rumo SA (a)	57,900	229,082
Sao Martinho SA	21,300	110,663
Smiles Fidelidade SA	1,900	25,919
Sul America SA unit	11,735	69,004
Suzano Papel e Celulose SA	20,600	244,513
Terna Participacoes SA unit	20,300	109,307
TIM Participacoes SA (a)	45,280	149,594
Totvs SA	9,200	72,212
Ultrapar Participacoes SA	16,100	174,371
Vale SA	147,574	2,156,225
Valid Solucoes SA	660	3,192
Via Varejo SA unit	6,100	34,601
Weg SA	43,540	214,724

TOTAL BRAZIL		11,730,605

British Virgin Islands - 0.0%
First Pacific Co. Ltd.	62,000	28,809
Canada - 6.6%
Advantage Oil & Gas Ltd. (a)	9,749	33,724
Aecon Group, Inc.	4,244	53,733
AG Growth International, Inc.	175	7,460
AGF Management Ltd. Class B (non-vtg.)	1,711	8,615
Agnico Eagle Mines Ltd. (Canada)	12,049	504,801
AGT Food & Ingredients, Inc.	170	2,367
Alacer Gold Corp. (a)	4,325	9,376
Alamos Gold, Inc.	19,012	103,182
Alaris Royalty Corp.	1,959	27,860
Algonquin Power & Utilities Corp.	21,349	209,740
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	19,959	916,747
Allied Properties (REIT)	831	27,118
AltaGas Ltd.	11,771	239,519
Altius Minerals Corp.	306	3,023
Altus Group Ltd.	1,256	27,035
ARC Resources Ltd.	18,687	221,943
Aritzia LP (a)	3,263	40,259
Artis (REIT)	542	5,246
ATCO Ltd. Class I (non-vtg.)	3,638	111,558
Athabasca Oil Corp. (a)	19,008	25,571
ATS Automation Tooling System, Inc. (a)	9,107	136,936
AutoCanada, Inc.	246	2,734
B2Gold Corp. (a)	44,296	110,327
Badger Daylighting Ltd.	901	20,453
Bank of Montreal	27,238	2,158,981
Bank of Nova Scotia	53,978	3,198,804
Barrick Gold Corp.	56,278	630,767
Bausch Health Cos., Inc. (Canada) (a)	17,179	373,471
Baytex Energy Corp. (a)	5,795	17,997
BCE, Inc.	6,172	262,281
Birchcliff Energy Ltd.	13,061	51,708
BlackBerry Ltd. (a)	25,302	248,381
Boardwalk (REIT)	579	20,367
Bombardier, Inc. Class B (sub. vtg.) (a)	100,060	376,903
Bonavista Energy Corp.	5,185	6,218
Bonterra Energy Corp.	213	3,047
Boralex, Inc. Class A	3,344	51,104
Brookfield Asset Management, Inc. Class A	37,072	1,564,271
BRP, Inc.	2,924	136,394
CAE, Inc.	12,968	270,156
Cameco Corp.	16,019	173,138
Canaccord Capital, Inc.	4,468	24,867
Canacol Energy Ltd. (a)	1,213	3,972
Canada Goose Holdings, Inc. (a)	2,145	123,125
Canadian Apartment Properties (REIT) unit	5,366	178,819
Canadian Energy Services & Technology Corp.	8,231	28,283
Canadian Imperial Bank of Commerce	19,381	1,768,776
Canadian National Railway Co.	33,778	3,015,183
Canadian Natural Resources Ltd.	58,263	2,140,886
Canadian Pacific Railway Ltd.	6,763	1,341,214
Canadian Tire Ltd. Class A (non-vtg.)	2,580	351,385
Canadian Utilities Ltd. Class A (non-vtg.)	4,983	124,302
Canadian Western Bank, Edmonton	2,948	82,694
Canfor Corp. (a)	2,588	56,740
Canfor Pulp Products, Inc.	673	14,098
Capital Power Corp.	3,929	79,797
Cardinal Energy Ltd.	630	2,591
Cascades, Inc.	4,191	40,175
CCL Industries, Inc. Class B	7,166	363,575
Celestica, Inc. (sub. vtg.) (a)	5,518	65,240
Cenovus Energy, Inc.	53,285	534,550
Centerra Gold, Inc. (a)	7,619	34,615
CGI Group, Inc. Class A (sub. vtg.) (a)	11,129	718,464
China Gold International Resources Corp. Ltd. (a)	4,402	7,682
Choice Properties REIT	4,588	43,945
CI Financial Corp.	12,048	210,517
Cineplex, Inc.	2,471	55,504
Cogeco Communications, Inc.	956	51,884
Cogeco, Inc. (sub. vtg.)	155	7,466
Colliers International Group, Inc.	1,875	153,304
Cominar (REIT)	7,491	72,500
Computer Modelling Group Ltd.	610	4,685
Constellation Software, Inc.	871	631,417
Corby Spirit and Wine Ltd.	368	5,777
Corus Entertainment, Inc. Class B (non-vtg.)	8,530	26,622
Cott Corp.	7,684	122,686
Crescent Point Energy Corp.	23,086	157,415
Crew Energy, Inc. (a)	814	1,533
Crombie (REIT)	448	4,515
CT Real Estate Investment Trust	401	4,165
Descartes Systems Group, Inc. (Canada) (a)	7,562	241,710
Detour Gold Corp. (a)	10,912	107,539
Dirtt Environmental Solutions Ltd. (a)	675	3,394
Dollarama, Inc.	17,134	619,055
Dorel Industries, Inc. Class B (sub. vtg.)	1,245	22,826
Dream Global REIT	22,991	246,196
Dream Industrial (REIT)	1,039	8,291
Dream Office (REIT)	386	7,116
DREAM Unlimited Corp. (a)	489	3,372
ECN Capital Corp.	29,196	81,022
Eldorado Gold Corp. (a)	19,961	21,789
Element Financial Corp.	15,624	75,186
Emera, Inc.	4,497	145,711
Empire Co. Ltd. Class A (non-vtg.)	9,793	201,905
Enbridge Income Fund Holdings, Inc.	11,539	288,996
Enbridge, Inc.	79,914	2,838,165
Encana Corp.	51,739	713,929
Endeavour Silver Corp. (a)	544	1,597
EnerCare, Inc.	18,937	275,281
Enerflex Ltd.	7,164	81,121
Enerplus Corp.	14,196	185,191
Enghouse Systems Ltd.	3,722	221,915
Ensign Energy Services, Inc.	1,901	8,271
Entertainment One Ltd.	24,559	115,530
Equitable Group, Inc.	333	16,127
Evertz Technologies Ltd.	415	5,069
Exco Technologies Ltd.	580	4,169
Extendicare, Inc.	834	4,764
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,305	737,345
Fiera Capital Corp.	751	6,916
Finning International, Inc.	11,285	295,474
First Capital Realty, Inc.	13,184	205,536
First Majestic Silver Corp. (a)	8,355	55,428
First National Financial Corp.	813	18,506
First Quantum Minerals Ltd.	34,571	539,221
FirstService Corp.	3,068	254,548
Fortis, Inc.	20,343	668,847
Fortuna Mines, Inc. (a)	8,792	47,986
Franco-Nevada Corp.	9,319	683,568
Freehold Royalties Ltd.	4,398	41,517
Genworth MI Canada, Inc.	1,217	42,838
George Weston Ltd.	1,834	152,574
Gibson Energy, Inc.	4,417	61,866
Gildan Activewear, Inc.	10,339	266,333
Gluskin Sheff + Associates, Inc.	432	5,579
Goldcorp, Inc.	41,964	524,530
Granite Real Estate Investment Trust	188	7,798
Great Canadian Gaming Corp. (a)	3,167	114,351
Great-West Lifeco, Inc.	10,207	252,262
Guyana Goldfields, Inc. (a)	10,438	32,096
H&R REIT/H&R Finance Trust	4,454	69,095
Havilah Mining Corp. (a)	695	187
Home Capital Group, Inc. (a)	1,485	17,466
HudBay Minerals, Inc.	11,872	61,785
Hudson's Bay Co. (b)	14,411	116,210
Husky Energy, Inc.	17,491	297,422
Hydro One Ltd. (c)	19,908	290,773
IAMGOLD Corp. (a)	21,764	119,624
IGM Financial, Inc.	5,756	172,788
Imperial Oil Ltd.	13,483	461,750
Industrial Alliance Insurance and Financial Services, Inc.	6,745	277,401
Innergex Renewable Energy, Inc.	6,435	66,633
Intact Financial Corp.	6,394	487,789
Inter Pipeline Ltd.	17,242	328,709
Interfor Corp. (a)	5,374	84,936
InterRent REIT	1,343	11,171
Intertape Polymer Group, Inc.	4,330	57,219
Ivanhoe Mines Ltd. (a)	28,271	56,288
Just Energy Group, Inc.	1,772	6,702
Kelt Exploration Ltd. (a)	2,389	18,255
Keyera Corp.	10,062	291,298
Killam Apartment (REIT)	785	9,209
Kinaxis, Inc. (a)	620	41,837
Kinder Morgan Canada Ltd. (c)	7,909	100,379
Kinross Gold Corp. (a)	54,091	195,432
Kirkland Lake Gold Ltd.	10,423	227,794
Knight Therapeutics, Inc. (a)	1,049	6,895
Labrador Iron Ore Royalty Corp.	2,030	38,732
Laurentian Bank of Canada	1,297	46,482
Linamar Corp.	2,097	95,835
Loblaw Companies Ltd.	8,494	449,104
Lucara Diamond Corp.	4,561	7,854
Lundin Mining Corp.	42,348	234,390
MAG Silver Corp. (a)	6,403	59,854
Magellan Aerospace Corp.	282	3,419
Magna International, Inc. Class A (sub. vtg.)	15,592	949,771
Major Drilling Group International, Inc. (a)	567	2,659
Manulife Financial Corp.	92,956	1,726,423
Maple Leaf Foods, Inc.	2,809	67,264
Martinrea International, Inc.	4,456	48,196
Maxar Technologies Ltd.	2,588	126,829
Medical Facilities Corp.	378	4,242
MEG Energy Corp. (a)	14,754	96,179
Methanex Corp.	3,735	258,006
Metro, Inc. Class A (sub. vtg.)	16,034	540,609
Morguard (REIT)	354	3,573
Morneau Shephell, Inc.	611	13,184
MTY Food Group, Inc.	4,087	175,438
Mullen Group Ltd.	2,476	30,530
National Bank of Canada	17,978	881,314
Nevsun Resources Ltd.	11,969	44,440
New Gold, Inc. (a)	29,054	36,182
NexGen Energy Ltd. (a)(b)	8,877	18,084
Nfi Group, Inc.	2,635	101,219
Norbord, Inc.	2,053	73,860
North West Co., Inc.	777	17,752
Northland Power, Inc.	5,551	101,474
Northview Apartmemt (REIT)	252	5,116
Northwest Healthcare Properties REIT	930	7,978
Novagold Resources, Inc. (a)	7,992	34,466
Nutrien Ltd.	31,126	1,690,473
NuVista Energy Ltd. (a)	14,019	90,633
OceanaGold Corp.	30,416	93,527
Onex Corp. (sub. vtg.)	3,658	273,805
Open Text Corp.	12,540	466,665
Osisko Gold Royalties Ltd.	3,247	30,826
Osisko Mining, Inc. (a)	4,512	7,804
Painted Pony Petroleum Ltd. (a)	562	1,141
Pan American Silver Corp.	9,987	164,486
Paramount Resources Ltd. Class A (a)	2,068	23,210
Parex Resources, Inc. (a)	5,333	94,127
Parkland Fuel Corp.	11,701	316,440
Pason Systems, Inc.	8,839	135,624
Pembina Pipeline Corp.	24,452	879,697
Pengrowth Energy Corp. (a)	11,159	7,892
Peyto Exploration & Development Corp.	6,397	52,716
Power Corp. of Canada (sub. vtg.)	21,358	485,823
Power Financial Corp.	11,667	273,547
PrairieSky Royalty Ltd.	13,704	259,995
Precision Drilling Corp. (a)	18,987	68,746
Premier Gold Mines Ltd. (a)	3,779	7,146
Premium Brands Holdings Corp.	1,621	127,091
Pretium Resources, Inc. (a)	7,604	62,371
ProMetic Life Sciences, Inc. (a)	22,496	11,587
Quebecor, Inc. Class B (sub. vtg.)	10,138	211,278
Raging River Exploration, Inc. (a)	16,199	68,489
Recipe Unlimited Corp.	231	4,784
Restaurant Brands International, Inc.	11,230	716,437
RioCan (REIT)	6,181	117,932
Ritchie Brothers Auctioneers, Inc.	4,917	163,554
Rogers Communications, Inc. Class B (non-vtg.)	18,220	928,893
Rogers Sugar, Inc.	1,976	8,263
Royal Bank of Canada	63,450	4,953,183
Russel Metals, Inc.	8,305	176,972
Sandstorm Gold Ltd. (a)	11,208	49,628
Saputo, Inc.	12,841	428,116
Seabridge Gold, Inc. (a)	1,636	19,059
Secure Energy Services, Inc.	12,279	74,381
SEMAFO, Inc. (a)	9,283	27,260
Seven Generations Energy Ltd. (a)	10,372	118,482
Shaw Communications, Inc. Class B	22,099	462,247
ShawCor Ltd. Class A	2,890	58,873
Shopify, Inc. Class A (a)	4,112	572,838
Sienna Senior Living, Inc.	823	10,376
Sierra Wireless, Inc. (a)	582	9,440
Silvercorp Metals, Inc.	5,014	13,568
Sleep Country Canada Holdings, Inc. (c)	1,260	29,949
Smart (REIT)	798	18,612
SNC-Lavalin Group, Inc.	7,491	331,750
Spin Master Corp. (a)(c)	1,979	81,086
Sprott, Inc.	1,346	3,114
SSR Mining, Inc. (a)	3,389	35,223
Stantec, Inc.	6,406	167,284
Stella-Jones, Inc.	1,695	56,615
Stornoway Diamond Corp. (a)	2,225	718
Sun Life Financial, Inc.	28,511	1,165,995
Suncor Energy, Inc.	77,600	3,267,808
Superior Plus Corp.	5,946	58,553
Surge Energy, Inc.	1,678	3,160
Tahoe Resources, Inc.	17,454	78,358
Teck Resources Ltd. Class B (sub. vtg.)	22,918	597,769
TELUS Corp.	8,823	322,507
The Stars Group, Inc. (a)	8,301	284,347
The Toronto-Dominion Bank	81,666	4,844,652
Thomson Reuters Corp.	12,741	528,700
Timbercreek Financial Corp.	3,121	22,217
TMAC Resources, Inc. (a)	1,050	5,731
TMX Group Ltd.	3,466	222,905
TORC Oil & Gas Ltd.	5,379	31,467
Torex Gold Resources, Inc. (a)	4,469	33,015
Toromont Industries Ltd.	3,132	160,807
Total Energy Services, Inc.	409	3,459
Tourmaline Oil Corp.	16,134	318,748
TransAlta Corp.	7,976	45,433
TransAlta Renewables, Inc.	1,995	18,419
TransCanada Corp.	41,846	1,882,161
Transcontinental, Inc. Class A	7,667	182,296
TransForce, Inc.	3,468	115,169
Trican Well Service Ltd. (a)	9,711	20,454
Tricon Capital Group, Inc.	5,224	43,732
Trinidad Drilling Ltd. (a)	1,286	1,542
Turquoise Hill Resources Ltd. (a)	46,551	129,184
Uni-Select, Inc.	1,404	23,378
Uranium Participation Corp. (a)	1,297	4,407
Valener, Inc.	416	6,463
Vermilion Energy, Inc.	9,710	334,254
Wajax Corp.	186	3,529
West Fraser Timber Co. Ltd.	2,950	183,234
Western Forest Products, Inc.	16,341	30,400
WestJet Airlines Ltd.	1,117	15,731
Westshore Terminals Investment Corp.	1,607	29,994
Wheaton Precious Metals Corp.	20,558	430,804
Whitecap Resources, Inc.	30,120	198,894
Winpak Ltd.	1,133	41,075
WSP Global, Inc.	5,087	289,144
Yamana Gold, Inc.	40,697	129,832

TOTAL CANADA		78,437,647

Cayman Islands - 4.3%
21Vianet Group, Inc. ADR (a)	4,992	47,124
3SBio, Inc. (c)	57,000	121,566
500.com Ltd. sponsored ADR Class A (a)	1,268	17,752
51job, Inc. sponsored ADR (a)	961	88,191
58.com, Inc. ADR (a)	3,951	265,744
AAC Technology Holdings, Inc.	38,500	490,505
Agile Property Holdings Ltd.	72,000	110,627
Airtac International Group	7,134	77,800
Alibaba Group Holding Ltd. sponsored ADR (a)(b)	53,960	10,102,931
Anta Sports Products Ltd.	49,000	249,712
ASM Pacific Technology Ltd.	19,700	237,056
Autohome, Inc. ADR Class A	2,961	286,477
Baidu.com, Inc. sponsored ADR (a)	12,976	3,207,408
Baozun, Inc. sponsored ADR (a)(b)	1,340	77,519
Biostime International Holdings Ltd. (a)	10,500	77,990
Bitauto Holdings Ltd. ADR (a)(b)	1,372	33,367
BizLink Holding, Inc.	3,062	19,525
Car, Inc. (a)	92,000	91,191
Casetek Holdings	1,187	2,760
Chailease Holding Co. Ltd.	59,160	193,453
Changyou.com Ltd. (A Shares) ADR	517	7,052
Chaowei Power Holdings Ltd.	47,000	23,293
Cheung Kong Property Holdings Ltd.	128,000	979,278
China Aoyuan Property Group Ltd.	39,000	28,521
China Conch Venture Holdings Ltd.	81,000	304,948
China Dongxiang Group Co. Ltd.	229,000	37,928
China First Capital Group Ltd. (a)	166,000	107,860
China Goldjoy Group Ltd.	248,000	15,166
China Harmony New Energy Auto	27,000	11,317
China High Speed Transmission Equipment Group Co. Ltd.	22,000	27,384
China Huishan Dairy Holdings Co. Ltd. (a)(d)	51,000	1,365
China Investment Fund International Holdings Co. Ltd. (a)	48,000	79,989
China Literature Ltd. (a)(c)	12,200	102,042
China LNG Group Ltd. (a)	60,000	9,708
China Logistics Property Holdings Co. Ltd. (a)	109,000	37,634
China Maple Leaf Educational Systems Ltd.	36,000	30,867
China Medical System Holdings Ltd.	53,000	90,617
China Mengniu Dairy Co. Ltd.	135,000	417,949
China Modern Dairy Holdings Ltd. (a)	65,000	10,848
China Regenerative Medicine International Ltd. (a)	75,000	1,070
China Resources Cement Holdings Ltd.	150,000	170,849
China Resources Land Ltd.	122,000	446,092
China Resources Phoenix Health	29,500	27,399
China SCE Property Holdings Ltd.	114,000	50,979
China Shengmu Organic Milk Ltd. (a)(c)	136,000	8,577
China State Construction International Holdings Ltd.	131,750	156,944
China Wireless Technologies Ltd. (a)(d)	8,000	734
China ZhengTong Auto Services Holdings Ltd.	68,000	40,285
ChinaSoft International Ltd.	88,000	68,727
Chong Sing Holdings Fintech Group (a)	556,000	42,502
CIFI Holdings Group Co. Ltd.	150,000	97,464
Cimc Enric Holdings Ltd.	12,000	10,931
CK Hutchison Holdings Ltd.	131,000	1,423,650
COFCO Meat Holdings Ltd. (a)	92,000	13,831
Cogobuy Group (c)	5,000	2,064
Country Garden Holdings Co. Ltd.	344,000	532,936
CT Environmental Group Ltd.	26,000	3,246
Ctrip.com International Ltd. ADR (a)	18,768	772,303
Dali Foods Group Co. Ltd. (c)	164,500	137,903
Dongyue Group Co. Ltd.	100,000	81,666
eHi Car Service Co. Ltd. sponsored ADR (a)	203	2,613
Endeavour Mining Corp. (a)	3,650	66,779
ENN Energy Holdings Ltd.	38,000	386,582
Evergrande Real Estate Group Ltd. (a)	125,190	345,311
Fang Holdings Ltd. ADR (a)	8,426	27,300
Fanhua, Inc. ADR	2,582	69,998
Far East Consortium International Ltd.	91,242	51,148
FIH Mobile Ltd. (a)	298,000	45,180
Freeman Fintech Corp. Ltd. (a)	320,000	4,199
Fu Shou Yuan International Group Ltd. (c)	18,000	16,603
Fufeng Group Ltd.	43,000	19,832
Fullshare Holdings Ltd.	287,500	126,735
Future Land Development Holding Ltd.	84,000	75,449
GCL-Poly Energy Holdings Ltd. (a)	629,000	55,295
Geely Automobile Holdings Ltd.	255,000	581,535
General Interface Solution Holding Ltd.	5,000	33,926
Genscript Biotech Corp. (a)	30,000	73,385
Ginko International Co. Ltd.	1,000	7,930
Glorious Property Holdings Ltd. (a)	16,000	917
Goodbaby International Holdings Ltd.	56,000	29,323
Gourmet Master Co. Ltd.	5,630	50,720
Greatview Aseptic Pack Co. Ltd.	75,000	48,732
Greentown China Holdings Ltd.	24,500	28,842
Haitian International Holdings Ltd.	21,000	49,496
HC International, Inc.	4,000	2,242
Hengan International Group Co. Ltd.	42,500	378,215
HKBN Ltd.	65,000	100,700
Huayi Tencent Entertainment Co. Ltd. (a)	440,000	21,863
Huazhu Group Ltd. ADR	6,646	265,906
Hutchison Telecommunications Hong Kong Holdings Ltd.	76,000	27,208
IGG, Inc.	36,000	46,508
iKang Healthcare Group, Inc. sponsored ADR (a)(b)	4,529	92,754
Imax China Holding, Inc. (c)	1,700	4,960
JD.com, Inc. sponsored ADR (a)	34,913	1,251,980
Jiayuan International Group Ltd.	72,968	141,677
JinkoSolar Holdings Co. Ltd. ADR (a)(b)	1,902	26,381
Kaisa Group Holdings Ltd.	90,000	36,348
Kingboard Chemical Holdings Ltd.	30,500	106,277
Kingboard Laminates Holdings Ltd.	66,500	79,471
Kingdee International Software Group Co. Ltd.	102,000	112,928
Kingsoft Corp. Ltd.	45,000	108,930
KWG Property Holding Ltd.	53,123	60,371
Lee & Man Paper Manufacturing Ltd.	50,000	48,605
Leyou Technologies Holdings Ltd. (a)	95,000	39,336
Li Ning Co. Ltd. (a)	112,000	122,002
Lifestyle International Holdings Ltd.	48,500	96,394
Lifetech Scientific Corp. (a)	140,000	39,419
Lijun International Pharmaceutical Holding Ltd.	108,000	103,197
Logan Property Holdings Co. Ltd.	102,000	127,613
Longfor Properties Co. Ltd.	59,500	167,151
Lonking Holdings Ltd.	89,000	40,820
Macau Legend Development Ltd. (c)	9,000	1,594
Meitu, Inc. (a)(c)	130,500	100,589
Melco Crown Entertainment Ltd. sponsored ADR	12,397	320,586
MGM China Holdings Ltd.	51,600	110,970
Minth Group Ltd.	34,000	128,219
Momo, Inc. ADR (a)	5,623	230,655
NetDragon WebSoft, Inc.	4,500	9,460
NetEase, Inc. ADR	3,661	944,538
New Oriental Education & Technology Group, Inc. sponsored ADR	6,764	581,975
Nexteer Auto Group Ltd.	29,000	41,233
Noah Holdings Ltd. sponsored ADR (a)	1,318	67,297
OP Financial Investments Ltd.	112,000	42,950
Pacific Textile Holdings Ltd.	56,000	46,946
Parade Technologies Ltd.	5,000	76,191
Phoenix Group Holdings	38,981	352,523
Powerlong Real Estate Holding Ltd.	90,000	46,668
Q Technology (Group) Co. Ltd.	11,000	7,918
Regina Miracle International Holdings Ltd. (c)	2,000	1,580
Renhe Commercial Holdings Co. Ltd. (a)	966,000	18,707
Ronshine China Holdings Ltd. (a)	39,000	47,352
Sands China Ltd.	112,800	580,595
Semiconductor Manufacturing International Corp. (a)	166,100	201,432
Shenzhou International Group Holdings Ltd.	39,000	478,243
Shimao Property Holdings Ltd.	55,500	157,328
Shui On Land Ltd.	152,000	35,439
Silergy Corp.	4,000	91,953
SINA Corp. (a)	3,491	280,956
Sino Biopharmaceutical Ltd.	330,000	450,704
SITC International Holdings Co. Ltd.	52,000	50,483
SOHO China Ltd.	96,500	45,367
Sunac China Holdings Ltd.	121,000	393,105
Sunny Optical Technology Group Co. Ltd.	32,900	542,811
TAL Education Group ADR (a)	15,439	493,894
Tarena International, Inc. ADR (b)	541	4,804
Tencent Holdings Ltd.	265,725	12,094,327
Texhong Textile Group Ltd.	1,500	2,446
The United Laboratories International Holdings Ltd.	40,000	38,119
Tianneng Power International Ltd.	52,000	71,550
Tibet Water Resources Ltd. (a)	157,000	61,007
Tingyi (Cayman Islands) Holding Corp.	110,000	254,222
Tongda Group Holdings Ltd.	100,000	20,130
Towngas China Co. Ltd.	83,063	82,544
TPK Holding Co. Ltd.	9,000	17,835
Truly International Holdings Ltd.	70,000	10,702
Tuniu Corp. Class A sponsored ADR (a)	220	1,650
Uni-President China Holdings Ltd.	148,000	171,022
Value Partners Group Ltd.	32,000	24,910
Vinda International Holdings Ltd.	26,000	47,369
Vipshop Holdings Ltd. ADR (a)	21,977	212,078
Want Want China Holdings Ltd.	213,000	176,119
Weibo Corp. sponsored ADR (a)(b)	2,071	171,375
WH Group Ltd. (c)	377,500	302,998
Wharf Real Estate Investment Co. Ltd.	57,000	415,025
Wuxi Biologics (Cayman), Inc. (a)	26,000	264,338
Wynn Macau Ltd.	62,800	184,822
Xingda International Holdings Ltd.	12,674	4,021
Xinyi Glass Holdings Ltd.	86,000	101,240
Xinyi Solar Holdings Ltd.	149,200	44,480
XTEP International Holdings Ltd.	46,500	29,207
Yeong Guan Energy Technology Group Co. Ltd.	1,000	1,808
Yihai International Holding Ltd.	25,000	56,695
Yuzhou Properties Co.	59,000	33,224
YY, Inc. ADR (a)	1,989	185,434
Zhen Ding Technology Holding Ltd.	81,000	190,707
Zhongsheng Group Holdings Ltd. Class H	41,000	93,397

TOTAL CAYMAN ISLANDS		50,409,568

Chile - 0.3%
AES Gener SA	171,111	45,446
Aguas Andinas SA	126,713	73,912
Banco de Chile	1,878,572	293,652
Banco de Credito e Inversiones	1,714	118,765
Banco Santander Chile	3,040,447	249,769
CAP SA	1,737	17,976
Cencosud SA	55,231	151,470
Colbun SA	367,700	81,872
Compania Cervecerias Unidas SA	5,132	69,768
Compania de Petroleos de Chile SA (COPEC)	16,454	264,375
Compania Sud Americana de Vapores SA (a)	953,281	28,072
CorpBanca SA	5,823,430	61,545
E-CL SA	28,960	59,033
Empresa Nacional de Telecomunicaciones SA (ENTEL)	7,797	73,594
Empresas CMPC SA	52,472	212,638
Enel Chile SA	1,407,165	149,113
Enersis SA	1,239,603	218,980
Forus SA	3,734	11,125
Inversiones Aguas Metropolitanas SA	45,620	71,934
Inversiones La Construccion SA	1,901	31,895
LATAM Airlines Group SA	14,348	162,514
Parque Arauco SA	28,812	80,552
Ripley Corp. SA	21,855	20,562
S.A.C.I. Falabella	33,148	308,686
Salfacorp SA	18,503	28,578
Sonda SA	38,859	59,106
Vina Concha y Toro SA	11,812	25,412

TOTAL CHILE		2,970,344

China - 2.1%
Agricultural Bank of China Ltd. (H Shares)	1,297,000	627,923
Air China Ltd. (H Shares)	86,000	79,108
Aluminum Corp. of China Ltd. (H Shares) (a)	144,000	65,496
Angang Steel Co. Ltd. (H Shares)	108,000	114,480
Anhui Conch Cement Co. Ltd. (H Shares)	64,000	409,731
AviChina Industry & Technology Co. Ltd. (H Shares)	132,000	81,059
Baic Motor Corp. Ltd. (c)	115,500	95,943
Bank Communications Co. Ltd. (H Shares)	379,000	273,299
Bank of China Ltd. (H Shares)	3,585,000	1,693,613
BBMG Corp. (H Shares)	192,000	75,586
Beijing Capital International Airport Co. Ltd. (H Shares)	70,000	79,551
Beijing Capital Land Ltd. (H Shares)	74,000	32,055
BYD Co. Ltd. (H Shares)	27,000	152,732
CGN Power Co. Ltd. (H Shares) (c)	990,000	262,350
China BlueChemical Ltd. (H Shares)	28,000	10,381
China Cinda Asset Management Co. Ltd. (H Shares)	452,000	126,690
China CITIC Bank Corp. Ltd. (H Shares)	376,000	240,957
China Communications Construction Co. Ltd. (H Shares)	210,000	231,964
China Communications Services Corp. Ltd. (H Shares)	142,000	89,914
China Construction Bank Corp. (H Shares)	4,413,000	4,034,732
China Cosco Holdings Co. Ltd. (H Shares) (a)	230,000	96,114
China Eastern Airlines Corp. Ltd. (H Shares)	120,000	74,761
China Everbright Bank Co. Ltd. (H Shares)	119,000	52,154
China Galaxy Securities Co. Ltd. (H Shares)	145,000	75,003
China Huarong Asset Management Co. Ltd. (c)	456,000	116,192
China International Capital Corp. Ltd. Class H	96,000	165,360
China Life Insurance Co. Ltd. (H Shares)	338,000	849,350
China Longyuan Power Grid Corp. Ltd. (H Shares)	161,000	149,943
China Merchants Bank Co. Ltd.	5,000	20,836
China Merchants Bank Co. Ltd. (H Shares)	182,500	712,650
China Minsheng Banking Corp. Ltd. (H Shares)	276,000	204,300
China Molybdenum Co. Ltd. (H Shares)	168,000	85,615
China National Building Materials Co. Ltd. (H Shares)	173,350	187,947
China Oilfield Services Ltd. (H Shares)	86,000	78,889
China Pacific Insurance (Group) Co. Ltd. (H Shares)	126,000	491,219
China Petroleum & Chemical Corp. (H Shares)	1,190,000	1,143,879
China Railway Construction Corp. Ltd. (H Shares)	116,500	140,559
China Railway Group Ltd. (H Shares)	168,000	145,760
China Reinsurance Group Corp.	785,000	164,020
China Shenhua Energy Co. Ltd. (H Shares)	170,000	383,359
China Southern Airlines Ltd. (H Shares)	108,000	76,091
China Telecom Corp. Ltd. (H Shares)	672,000	317,633
China Vanke Co. Ltd. (H Shares)	62,600	199,786
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	103,000	62,857
CITIC Securities Co. Ltd. (H Shares)	96,500	192,532
CRRC Corp. Ltd. (H Shares)	166,000	145,506
Dongfeng Motor Group Co. Ltd. (H Shares)	132,000	132,352
Fuyao Glass Industries Group Co. Ltd.	36,000	130,487
GDS Holdings Ltd. ADR (a)	3,443	75,161
GF Securities Co. Ltd. (H Shares)	55,400	77,499
Great Wall Motor Co. Ltd. (H Shares)	130,000	93,247
Guangzhou Automobile Group Co. Ltd. (H Shares)	131,600	123,400
Guangzhou R&F Properties Co. Ltd. (H Shares)	40,400	72,574
Guotai Junan Securities Co. Ltd. Class H	80,400	166,761
Haitong Securities Co. Ltd. (H Shares)	264,800	267,194
Huaneng Power International, Inc. (H Shares)	254,000	190,604
Huaneng Renewables Corp. Ltd. (H Shares)	186,000	69,196
Huatai Securities Co. Ltd. (H Shares) (c)	71,800	112,881
Industrial & Commercial Bank of China Ltd. (H Shares)	3,211,000	2,376,837
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	11,500	15,134
Jiangsu Expressway Co. Ltd. (H Shares)	56,000	68,064
Jiangxi Copper Co. Ltd. (H Shares)	42,000	52,975
Legend Holdings Corp. (c)	21,100	62,904
Luoyang Glass Co. Ltd. Class H (a)	4,000	1,534
New China Life Insurance Co. Ltd. (H Shares)	35,100	161,435
People's Insurance Co. of China Group (H Shares)	321,000	143,138
PetroChina Co. Ltd. (H Shares)	948,000	721,946
PICC Property & Casualty Co. Ltd. (H Shares)	343,000	386,741
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	246,000	2,281,652
Postal Savings Bank of China Co. Ltd.	190,000	127,328
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	156,000	119,250
Shanghai Electric Group Co. Ltd. (H Shares)	66,000	22,115
Shanghai Environment Group Co. Ltd.	239	560
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)	21,500	102,582
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	11,080	15,423
Shanghai Pharma Holding Co. Ltd. (H Shares)	53,000	140,450
Shanghai SMI Holding Co. Ltd. Class A (a)	861	776
Sinopec Engineering Group Co. Ltd. (H Shares)	120,500	122,817
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	234,000	140,417
Sinopharm Group Co. Ltd. (H Shares)	52,000	219,950
Sinotrans Ltd. (H Shares)	123,000	56,885
Sohu.Com Ltd. ADR (a)	1,728	43,546
Tong Ren Tang Technologies Co. Ltd. (H Shares)	41,000	60,384
TravelSky Technology Ltd. (H Shares)	43,000	121,894
Tsingtao Brewery Co. Ltd. (H Shares)	24,000	128,270
Weichai Power Co. Ltd. (H Shares)	82,000	99,979
Yanzhou Coal Mining Co. Ltd. (H Shares)	84,000	104,451
YiChang HEC ChangJiang Pharmaceutical Co. Ltd.	7,600	36,940
Zhaojin Mining Industry Co. Ltd. (H Shares)	142,500	114,922
Zhejiang Expressway Co. Ltd. (H Shares)	82,000	69,578
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	25,400	152,257
Zijin Mng Group Co. Ltd. (H Shares)	366,000	135,227
ZTE Corp. (H Shares)	45,800	78,307

TOTAL CHINA		25,107,903

Colombia - 0.1%
Almacenes Exito SA	14,313	80,416
Bancolombia SA	21,565	249,633
Cementos Argos SA	27,656	88,025
Corporacion Financiera Colombiana SA	2,051	16,859
Ecopetrol SA	240,449	255,381
Grupo de Inversiones Suramerica SA (a)	7,349	91,783
Interconexion Electrica SA ESP	14,282	70,162
Inversiones Argos SA	10,667	71,593

TOTAL COLOMBIA		923,852

Curacao - 0.0%
Sapiens International Corp. NV	128	1,321
Czech Republic - 0.1%
Ceske Energeticke Zavody A/S	7,957	208,833
Komercni Banka A/S	4,536	196,927
MONETA Money Bank A/S (c)	21,525	73,815
Telefonica Czech Rep A/S	15,952	188,909

TOTAL CZECH REPUBLIC		668,484

Denmark - 1.2%
A.P. Moller - Maersk A/S:
Series A	214	287,962
Series B	258	370,446
ALK-Abello A/S (a)	476	88,439
Alm. Brand A/S	2,452	25,472
Ambu A/S Series B	7,767	305,437
Bang & Olufsen A/S Series B (a)	1,191	28,894
Bavarian Nordic A/S (a)(b)	2,538	77,464
Carlsberg A/S Series B	4,692	565,613
Christian Hansen Holding A/S	4,790	495,946
Coloplast A/S Series B	5,205	567,665
Dampskibsselskabet NORDEN A/S (a)	849	15,654
Danske Bank A/S	35,850	1,042,159
Det Forenede Dampskibs-Selskab (DFDS) A/S	1,124	74,010
DONG Energy A/S (c)	8,549	527,223
DSV de Sammensluttede Vognmaend A/S	8,596	720,858
FLSmidth & Co. A/S	2,145	141,170
Genmab A/S (a)	2,935	502,942
GN Store Nord A/S	5,940	283,365
H Lundbeck A/S	4,344	314,456
ISS Holdings A/S	10,344	386,649
Jyske Bank A/S (Reg.)	3,590	203,202
Matas A/S	555	4,459
Nilfisk Holding A/S (a)	895	46,347
NKT Holding A/S (a)	895	24,087
NNIT A/S (c)	144	3,738
Novo Nordisk A/S Series B	82,413	4,099,825
Novozymes A/S Series B	11,138	586,390
Pandora A/S	5,298	376,614
Per Aarsleff Holding A/S	597	21,313
Rockwool International A/S Series B	434	173,803
Royal Unibrew A/S	4,075	339,234
Scandinavian Tobacco Group A/S (c)	2,074	33,750
Schouw & Co.	239	22,203
SimCorp A/S	1,584	135,220
Solar Holding A/S	506	31,920
Spar Nord Bank A/S	3,353	36,147
Sydbank A/S	6,192	229,702
Topdanmark A/S	1,843	79,012
Tryg A/S	8,618	210,833
Vestas Wind Systems A/S	10,138	654,013
William Demant Holding A/S (a)	4,491	214,664
Zealand Pharma A/S (a)	117	1,746

TOTAL DENMARK		14,350,046

Egypt - 0.0%
Commercial International Bank SAE	46,651	221,899
Commercial International Bank SAE sponsored GDR	4,042	18,492
Eastern Tobacco Co.	13,632	125,869
EFG-Hermes Holding SAE (a)	48,401	47,480
Global Telecom Holding (a)	150,711	35,169
Talaat Moustafa Group Holding	60,089	37,762

TOTAL EGYPT		486,671

Faroe Islands - 0.0%
Bakkafrost	2,420	148,790
Finland - 0.7%
Amer Group PLC (A Shares)	4,498	144,380
Atria PLC	200	2,217
Cargotec Corp. (B Shares)	2,064	102,527
Caverion Corp. (a)	2,301	19,279
Citycon Oyj	28,504	59,996
Cramo Oyj (B Shares)	1,158	24,726
DNA Oyj	2,836	56,211
Elisa Corp. (A Shares)	6,492	282,173
F-Secure Oyj	5,468	23,274
Finnair Oyj	1,883	17,538
Fortum Corp.	19,375	486,654
Huhtamaki Oyj	5,638	202,728
KCI Konecranes Oyj	4,473	173,077
Kemira Oyj	7,197	94,510
Kesko Oyj	3,188	179,162
Kone Oyj (B Shares)	15,226	833,074
M-real OYJ (B Shares)	8,512	88,288
Metso Corp.	5,549	203,097
Neste Oyj	5,788	477,970
Nokia Corp.	269,283	1,461,576
Nokian Tyres PLC	6,436	279,137
Oriola-KD Oyj	973	3,140
Orion Oyj (B Shares)	4,494	154,814
Outokumpu Oyj (A Shares)	13,806	93,635
Outotec Oyj (a)	8,111	66,734
Ramirent Oyj	2,531	25,349
Sampo Oyj (A Shares)	17,972	913,336
Sanoma Corp. (a)	1,800	17,838
Stora Enso Oyj (R Shares)	26,417	436,640
Technopolis PLC	6,225	28,098
TietoEnator Oyj	1,630	50,777
Tikkurila Oyj	2,101	38,621
UPM-Kymmene Corp.	23,240	825,054
Uponor Oyj	2,335	35,550
Valmet Corp.	7,960	165,217
Wartsila Corp.	20,134	435,323
YIT-Yhtyma OY	8,356	56,770

TOTAL FINLAND		8,558,490

France - 6.3%
Accor SA	9,572	493,388
Aeroports de Paris	1,400	313,339
Air France KLM (Reg.) (a)	8,456	77,225
Air Liquide SA	19,575	2,502,745
Akwel	398	9,913
Albioma	2,504	55,692
ALD SA (c)	4,158	74,294
Alstom SA	6,680	299,796
ALTEN	1,609	159,832
Altran Technologies SA	12,815	122,204
Amundi SA (c)	3,132	216,228
Arkema SA	2,957	370,846
Atos Origin SA	4,413	592,665
AXA SA	88,475	2,229,320
Beneteau SA	896	14,731
BIC SA	1,184	113,184
bioMerieux SA	2,116	176,173
BNP Paribas SA	51,899	3,378,506
Boiron SA	91	7,183
Bollore SA	53,043	246,987
Bonduelle SCA	885	32,185
Bourbon Corp. (FR)	123	629
Bouygues SA	11,459	503,958
Bureau Veritas SA	11,443	294,781
Capgemini SA	7,349	943,572
Carbone Lorraine	628	25,996
Carrefour SA	29,703	533,502
Casino Guichard Perrachon SA	3,166	128,983
Cellectis SA (a)	1,245	36,424
CNP Assurances	7,161	167,474
Coface SA	2,815	25,215
Compagnie de St. Gobain	22,730	1,012,008
Compagnie Generale de Geophysique SA (a)	35,344	96,711
Compagnie Plastic Omnium	5,742	240,846
Credit Agricole SA	51,967	730,145
Danone SA	27,640	2,170,080
Dassault Aviation SA	104	192,148
Dassault Systemes SA	5,991	895,313
DBV Technologies SA (a)	575	20,413
Derichebourg	8,793	53,261
Devoteam SA	336	41,019
Direct Energie	714	35,150
Edenred SA	11,496	452,621
EDF SA	26,628	398,559
Eiffage SA	3,788	423,992
Elior SA	4,725	77,353
Elis SA	12,514	287,690
ENGIE	82,473	1,332,316
Eramet SA	371	36,832
Essilor International SA	9,433	1,392,046
Etablissements Maurel & Prom (a)	1,764	12,954
Eurazeo SA	2,300	177,911
Europcar Groupe SA (c)	6,506	65,465
Eutelsat Communications	7,968	170,694
Faurecia SA	3,284	223,266
Fonciere des Regions	1,582	164,920
Fonciere Financiere et Part SA	717	96,251
Gaztransport et Technigaz SA	1,527	100,083
Gecina SA	1,943	331,492
Genfit (a)	2,027	57,408
Groupe Eurotunnel SA	23,817	314,570
Groupe FNAC SA (a)	809	73,505
Guerbet	96	6,679
Hermes International SCA	1,414	895,514
ICADE	1,598	154,722
ID Logistics Group (a)	90	14,818
Iliad SA	1,337	211,844
Imerys SA	1,969	152,883
Industrielle d'Aviation Latecoere SA (a)	2,438	11,546
Ingenico SA	3,408	282,786
Innate Pharma SA (a)	267	1,525
Interparfums SA	1,040	45,909
Ipsen SA	2,322	385,970
Ipsos SA	1,876	62,784
JCDecaux SA	3,321	108,503
Kaufman & Broad SA	554	28,336
Kering SA	3,564	1,900,409
Klepierre SA	9,454	356,746
Korian	3,887	136,176
L'Oreal SA	11,373	2,786,144
Lagardere S.C.A. (Reg.)	7,168	209,464
Legrand SA	14,484	1,064,313
LVMH Moet Hennessy - Louis Vuitton SA	12,851	4,478,420
M6 Metropole Television SA	1,456	31,378
Maisons du Monde SA (c)	2,980	91,159
Mercialys SA	611	10,946
Michelin CGDE Series B	7,789	1,000,243
Natixis SA	44,994	323,574
Naturex SA (a)	330	52,249
Neopost SA	1,872	48,377
Nexans SA	1,598	53,517
Nexity	2,123	130,829
Orange SA	94,044	1,602,670
Orpea	2,018	277,624
Pernod Ricard SA	9,907	1,598,116
Peugeot Citroen SA	28,127	809,430
Publicis Groupe SA	10,129	647,412
Rallye SA	2,857	33,676
Remy Cointreau SA	1,577	215,387
Remy Cointreau SA rights (a)	1,577	3,043
Renault SA	8,837	778,013
Rexel SA	13,116	205,288
Rubis	3,651	215,386
Safran SA	15,104	1,873,041
Sanofi SA	53,052	4,615,328
Sartorius Stedim Biotech	1,227	146,062
Schneider Electric SA	26,047	2,090,685
SCOR SE	7,815	304,033
SEB SA	1,105	210,101
Societe Generale Series A	36,709	1,637,147
Sodexo SA	4,229	468,472
Soitec SA (a)	756	64,844
Solocal Group SA (a)	14,049	18,843
Sopra Steria Group	487	86,218
SPIE SA	8,323	157,958
SR Teleperformance SA	2,842	521,092
Suez Environnement SA	16,167	228,844
Tarkett SA	1,239	33,294
Technicolor SA (a)	20,446	28,666
Television Francaise 1 SA	1,024	11,118
Thales SA	4,658	612,496
The Lisi Group	665	23,056
The Vicat Group	748	48,413
Total SA	111,011	7,240,732
Trigano SA	572	82,271
Ubisoft Entertainment SA (a)	3,873	427,709
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	6,144	1,363,975
Valeo SA	10,993	539,896
Vallourec SA (a)(b)	16,137	104,161
Veolia Environnement SA	24,050	549,380
VINCI SA	21,807	2,193,001
Virbac SA (a)	278	39,660
Vivendi SA	47,417	1,230,925
Wendel SA	1,433	208,957
Worldline SA (a)(c)	1,845	110,030

TOTAL FRANCE		74,518,208

Germany - 5.8%
Aareal Bank AG	4,189	192,507
adidas AG	8,886	1,965,428
ADLER Real Estate AG	2,189	36,553
ADVA Optical Networking SE (a)	851	7,160
Aixtron AG (a)	5,391	77,570
Allianz SE	19,529	4,320,882
alstria office REIT-AG	8,922	138,549
AURELIUS AG	1,111	68,595
Aurubis AG	1,904	155,896
Axel Springer Verlag AG	2,189	163,565
BASF AG	42,096	4,035,261
Bayer AG	42,614	4,744,096
Bayerische Motoren Werke AG (BMW)	14,033	1,356,901
BayWa AG	32	1,087
Bechtle AG	2,089	187,483
Beiersdorf AG	4,616	537,613
Bertrandt AG	366	37,020
Bilfinger Berger AG	2,584	133,071
Borussia Dortmund GmbH & Co. KGaA	872	6,302
Brenntag AG	7,351	440,797
CANCOM AG	2,996	162,136
Capital Stage AG	315	2,284
Carl Zeiss Meditec AG	1,600	124,325
CeWe Color Holding AG	417	38,181
Comdirect Bank AG	2,144	31,740
Commerzbank AG (a)	46,037	497,205
CompuGroup Medical AG	1,498	83,520
Continental AG	5,118	1,178,992
Covestro AG (c)	9,053	869,121
CTS Eventim AG	2,210	104,198
Daimler AG (Germany)	41,936	2,900,590
Delivery Hero AG (c)	5,410	307,326
Deutsche Bank AG	92,717	1,212,988
Deutsche Beteiligungs AG	642	27,964
Deutsche Borse AG	8,704	1,147,069
Deutsche EuroShop AG	1,688	59,532
Deutsche Lufthansa AG	13,228	371,236
Deutsche Pfandbriefbank AG (c)	4,672	73,207
Deutsche Post AG	46,228	1,633,032
Deutsche Telekom AG	145,552	2,406,714
Deutsche Wohnen AG (Bearer)	15,713	765,461
Deutz AG	4,320	39,276
DIC Asset AG	3,887	44,362
Draegerwerk AG & Co. KGaA	391	23,821
Drillisch AG	2,173	129,210
Duerr AG	1,908	83,712
E.ON AG	103,486	1,167,552
ElringKlinger AG	491	6,230
Evonik Industries AG	7,741	286,494
Evotec OAI AG (a)	4,936	102,509
Fraport AG Frankfurt Airport Services Worldwide	2,005	200,177
Freenet AG	6,840	195,960
Fresenius Medical Care AG & Co. KGaA	9,847	960,616
Fresenius SE & Co. KGaA	20,017	1,545,322
GEA Group AG	8,600	335,884
Gerresheimer AG	1,290	109,816
Gerry Weber International AG (Bearer)	514	3,474
GFT Technologies AG	96	1,530
Gildemeister AG	444	23,545
Grammer AG (a)	182	12,503
Grenkeleasing AG	1,106	122,282
Hamborner (REIT) AG	941	10,035
Hamburger Hafen und Logistik AG	695	16,035
Hannover Reuck SE	2,769	369,124
Hapag-Lloyd AG (b)(c)	1,740	70,562
HeidelbergCement Finance AG	7,991	678,581
Heidelberger Druckmaschinen AG (a)	8,478	24,348
Henkel AG & Co. KGaA	5,694	610,564
Hochtief AG	848	152,410
Hugo Boss AG	2,714	244,622
Hypoport AG (a)	95	18,685
INDUS Holding AG	3,070	192,778
Infineon Technologies AG	53,162	1,407,877
innogy SE (c)	5,830	259,058
Isra Vision AG	710	43,671
Jenoptik AG	2,582	103,742
JOST Werke AG (c)	1,747	75,586
K&S AG	7,710	203,664
KION Group AG	4,134	283,955
Kloeckner & Co. AG	1,682	18,528
Koenig & Bauer AG	443	34,448
Krones AG	1,018	125,944
KWS Saat AG	159	62,657
Lanxess AG	4,110	337,864
LEG Immobilien AG	3,192	359,222
LEONI AG	1,042	53,088
Linde AG	7,700	1,900,743
Linde AG	1,066	223,128
MAN SE	1,169	131,161
Merck KGaA	6,190	636,100
Metro AG	7,672	63,014
Metro Wholesale & Food Specialist AG	8,065	99,589
Morphosys AG (a)	1,288	169,288
MTU Aero Engines Holdings AG	2,629	556,434
Muenchener Rueckversicherungs AG	7,208	1,597,258
Nemetschek Se	881	122,387
Nordex Se (a)	3,712	41,661
NORMA Group AG	1,946	123,335
Open Business Club AG	494	160,878
OSRAM Licht AG	4,788	213,764
Patrizia Immobilien AG	1,942	43,805
Pfeiffer Vacuum Technology AG	438	71,909
ProSiebenSat.1 Media AG	12,053	325,309
Puma AG	427	214,205
Rational AG	109	74,691
Rheinmetall AG	2,649	319,983
Rhoen-Klinikum AG	1,417	41,623
RIB Software AG	1,289	28,639
Rocket Internet AG (a)	3,491	121,323
RWE AG	23,256	610,242
Salzgitter AG	1,973	97,592
SAP SE	45,009	5,238,419
Schaeffler AG	8,469	116,066
Scout24 AG (c)	6,493	337,870
SGL Carbon AG (a)	4,281	50,611
Siemens AG	34,751	4,904,723
Siemens Healthineers AG (a)(c)	6,570	292,670
Siltronic AG	956	166,735
Sixt AG	641	83,051
SLM Solutions Group AG (a)	214	6,181
SMA Solar Technology AG	508	21,456
Software AG (Bearer)	1,794	84,710
Stada Arzneimittel AG	1,016	96,946
STRATEC Biomedical Systems AG	452	38,108
Stroer Out-of-Home Media AG	1,286	78,949
Suedzucker AG (Bearer)	2,957	43,118
SURTECO SE	60	1,754
Symrise AG	5,708	515,817
TAG Immobilien AG	6,316	142,912
Takkt AG	3,255	61,357
Telefonica Deutschland Holding AG	28,476	124,769
Thyssenkrupp AG	21,489	573,425
TLG Immobilien AG	4,568	119,438
TUI AG (GB)	24,467	523,782
Uniper SE	12,627	394,088
United Internet AG	6,840	367,924
Volkswagen AG	1,434	247,423
Vonovia SE	21,778	1,054,551
Vossloh AG	228	11,811
VTG AG	485	31,589
Wacker Construction Equipment AG	1,721	44,435
WashTec AG	1,228	107,266
Wirecard AG	5,319	993,609
Wustenrot & Wurttembergische AG	727	15,863
Zalando SE (a)	4,689	269,000
Zooplus AG (a)	285	49,390

TOTAL GERMANY		68,952,357

Gibraltar - 0.0%
888 Holdings PLC	26,779	87,591
Greece - 0.1%
Aegean Airlines SA	3,180	30,269
Alpha Bank AE (a)	55,018	120,114
Athens Water Supply & Sewage Co. SA	2,077	14,062
EFG Eurobank Ergasias SA (a)	83,144	86,044
Ff Group (a)(d)	881	4,945
Greek Organization of Football Prognostics SA	10,412	116,213
Grivalia Properties REIC	251	2,515
Hellenic Exchanges Holding SA	387	2,122
Hellenic Telecommunications Organization SA	9,546	123,905
Holding Co. ADMIE IPTO SA (a)	446	888
Jumbo SA	4,974	79,684
Motor Oil (HELLAS) Corinth Refineries SA	2,470	52,451
Mytilineos Holdings SA	4,722	47,486
National Bank of Greece SA (a)	233,552	75,978
Piraeus Bank SA	11,866	37,464
Public Power Corp. of Greece (a)	8,918	18,510
Titan Cement Co. SA (Reg.)	2,719	65,974

TOTAL GREECE		878,624

Hong Kong - 2.4%
AIA Group Ltd.	567,600	4,953,542
Bank of East Asia Ltd.	52,520	208,767
Beijing Enterprises Holdings Ltd.	21,500	104,500
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	2,000	4,199
BOC Hong Kong (Holdings) Ltd.	171,000	827,871
BYD Electronic International Co. Ltd.	33,000	38,512
Champion (REIT)	69,000	46,943
China Agri-Industries Holdings Ltd.	225,000	89,151
China Everbright International Ltd.	163,000	198,531
China Everbright Ltd.	124,000	218,962
China Jinmao Holdings Group Ltd.	232,000	111,433
China Merchants Holdings International Co. Ltd.	111,671	231,052
China Mobile Ltd.	279,000	2,520,323
China Overseas Grand Oceans Group Ltd.	106,500	37,042
China Overseas Land and Investment Ltd.	174,000	546,448
China Power International Development Ltd.	70,666	17,556
China Resources Beer Holdings Co. Ltd.	64,666	290,826
China Resources Pharmaceutical Group Ltd. (c)	130,000	189,144
China Resources Power Holdings Co. Ltd.	106,000	204,463
China Taiping Insurance Group Ltd.	84,400	288,715
China Travel International Investment HK Ltd.	158,000	63,409
China Unicom Ltd.	310,000	382,777
CITIC 1616 Holdings Ltd.	9,000	2,546
CITIC Pacific Ltd.	265,000	374,083
CLP Holdings Ltd.	74,000	845,211
CNOOC Ltd.	819,000	1,372,110
CSPC Pharmaceutical Group Ltd.	224,000	585,039
Dah Sing Banking Group Ltd.	6,000	12,735
Dah Sing Financial Holdings Ltd.	19,200	121,574
Far East Horizon Ltd.	146,000	140,623
Fosun International Ltd.	122,500	223,804
Fushan International Energy Group Ltd.	94,000	22,635
Galaxy Entertainment Group Ltd.	110,000	883,610
Guangdong Investment Ltd.	160,000	275,600
Guotai Junan International Holdings Ltd.	205,000	47,796
GZI (REIT)	194,000	131,738
Hang Lung Group Ltd.	44,000	130,054
Hang Lung Properties Ltd.	101,000	212,319
Hang Seng Bank Ltd.	35,600	968,800
Henderson Land Development Co. Ltd.	71,950	401,044
Hong Kong & China Gas Co. Ltd.	453,493	926,017
Hong Kong Exchanges and Clearing Ltd.	53,235	1,570,792
Hopewell Holdings Ltd.	35,000	123,964
Hua Hong Semiconductor Ltd. (c)	16,000	56,160
Hysan Development Co. Ltd.	43,000	235,296
Lai Sun Development Co. Ltd.	7,800	13,336
Lenovo Group Ltd.	360,000	199,515
Link (REIT)	97,000	961,467
Melco International Development Ltd.	35,000	99,216
MMG Ltd. (a)	124,000	75,673
MTR Corp. Ltd.	64,148	359,599
New World Development Co. Ltd.	313,289	446,241
PCCW Ltd.	177,000	103,281
Poly Property Group Co. Ltd.	135,000	53,835
Power Assets Holdings Ltd.	59,500	421,099
Prosperity (REIT)	13,000	5,399
Regal (REIT)	52,000	15,635
Shanghai Industrial Holdings Ltd.	100,000	233,149
Shenzhen Investment Ltd.	135,290	48,779
Shun Tak Holdings Ltd.	22,000	8,913
Sino Land Ltd.	156,632	269,001
Sino-Ocean Group Holding Ltd.	103,000	58,133
Sinotrans Shipping Ltd.	24,000	6,268
Sinotruk Hong Kong Ltd.	21,000	29,751
SJM Holdings Ltd.	118,000	143,271
Sun Art Retail Group Ltd.	99,055	126,200
Sun Hung Kai Properties Ltd.	73,500	1,151,795
Sunlight (REIT)	13,000	9,076
Swire Pacific Ltd. (A Shares)	21,500	233,105
Swire Properties Ltd.	51,200	201,563
Techtronic Industries Co. Ltd.	61,500	342,404
Television Broadcasts Ltd.	56,600	175,589
Universal Medical Financial & Technical Advisory Services Co. Ltd. (c)	173,500	140,585
Wharf Holdings Ltd.	74,000	244,654
Wheelock and Co. Ltd.	39,000	276,263
Winteam Pharmaceutical Group Ltd.	98,000	72,167
Yuexiu Property Co. Ltd.	946,000	179,581

TOTAL HONG KONG		27,942,259

Hungary - 0.1%
Magyar Telekom PLC	19,742	28,501
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	17,864	175,320
OTP Bank PLC	12,378	465,702
Richter Gedeon PLC	7,820	141,405

TOTAL HUNGARY		810,928

India - 2.3%
Adani Enterprises Ltd. (a)	7,611	21,729
Adani Ports & Special Economic Zone Ltd.	25,618	149,588
Adani Power Ltd. (a)	7,256	3,323
Aditya Birla Fashion and Retail Ltd. (a)	10,575	21,649
AIA Engineering Ltd.	1,908	45,986
Ajanta Pharma Ltd. (a)	286	4,755
Alembic Pharmaceuticals Ltd.	109	891
Ambuja Cements Ltd.	38,240	128,863
Apollo Hospitals Enterprise Ltd.	2,665	37,055
Apollo Tyres Ltd. (a)	8,706	37,235
Arvind Mills Ltd.	13,319	81,848
Ashok Leyland Ltd.	51,543	84,926
Asian Paints Ltd.	13,344	282,902
Aurobindo Pharma Ltd.	24,683	213,281
Avenue Supermarts Ltd. (a)(c)	8,065	194,957
Axis Bank Ltd.	97,770	786,045
Bajaj Auto Ltd.	3,399	134,056
Bajaj Finance Ltd.	9,094	358,380
Bajaj Finserv Ltd.	2,312	235,634
Balkrishna Industries Ltd.	4,756	83,911
Bayer CropScience Ltd.	495	32,348
Bharat Forge Ltd.	6,714	62,830
Bharat Heavy Electricals Ltd.	76,058	82,268
Bharat Petroleum Corp. Ltd.	33,002	187,884
Bharti Airtel Ltd.	80,641	460,099
Bharti Infratel Ltd.	20,626	86,363
Blue Dart Express Ltd.	43	2,328
Bosch Ltd.	269	73,559
Britannia Industries Ltd.	2,764	264,134
Cadila Healthcare Ltd.	7,464	41,588
Canara Bank Ltd. (a)	4,410	18,327
CEAT Ltd. (a)	225	4,554
CESC Ltd. GDR	2,216	30,574
Cg Power & Industrial Soluti	2,315	2,166
Cipla Ltd. (a)	13,850	129,750
Coal India Ltd.	35,637	135,916
Container Corp. of India Ltd.	21,902	214,125
Credit Analysis & Research Ltd. (a)	132	2,407
CRISIL Ltd.	197	5,148
Crompton Greaves Consumer Electricals Ltd.	24,968	88,661
Dabur India Ltd.	16,701	102,838
Dalmia Bharat Ltd.	1,087	42,007
Dewan Housing Finance Corp. Ltd. (a)	17,328	151,993
Dish TV India Ltd. (a)	40,221	38,688
Dr. Reddy's Laboratories Ltd.	5,664	176,809
eClerx Services Ltd.	3,082	58,192
Edelweiss Financial Services Ltd.	22,487	101,645
Eicher Motors Ltd.	565	229,421
Engineers India Ltd.	1,276	2,534
Escorts Ltd. (a)	1,831	24,821
Eveready Industries India Ltd.	848	2,965
Exide Industries Ltd. (a)	4,874	19,917
Federal Bank Ltd.	81,955	106,544
Finolex Cables Ltd. (a)	6,357	57,525
Fortis Healthcare Ltd. (a)	23,747	48,441
GAIL India Ltd.	37,559	205,817
Ge Power India Ltd.	330	3,889
Gillette India Ltd.	57	5,572
Glenmark Pharmaceuticals Ltd.	4,056	34,467
GMR Infrastructure Ltd. (a)	75,851	19,666
Godrej Consumer Products Ltd.	14,063	270,517
Godrej Industries Ltd.	184	1,743
Godrej Properties Ltd. (a)	1,455	15,191
Grasim Industries Ltd.	15,088	225,945
Great Eastern Shipping Co. Ltd.	242	1,067
Gruh Finance Ltd.	5,294	25,008
Havells India Ltd.	11,747	108,856
HCL Technologies Ltd.	30,439	429,107
Hero Motocorp Ltd.	2,322	111,740
Hindalco Industries Ltd.	56,883	177,313
Hindustan Petroleum Corp. Ltd.	26,819	111,570
Hindustan Unilever Ltd.	32,976	834,106
Housing Development Finance Corp. Ltd.	74,107	2,159,397
ICICI Bank Ltd.	138,801	615,336
Idea Cellular Ltd. (a)	94,641	75,826
IDFC Bank Ltd.	86,760	50,756
Iifl Holdings Ltd. (a)	6,651	65,480
India Cements Ltd. (a)	5,046	8,627
Indiabulls Housing Finance Ltd.	12,078	228,831
Indiabulls Real Estate Ltd. (a)	6,400	14,172
Indiabulls Ventures Ltd.	10,489	91,622
Indian Oil Corp. Ltd.	86,658	208,037
Info Edge India Ltd.	1,648	32,905
Infosys Ltd.	82,001	1,631,522
InterGlobe Aviation Ltd. (c)	6,533	88,719
Ipca Laboratories Ltd.	338	3,751
IRB Infrastructure Developers Ltd.	3,943	11,571
ITC Ltd.	173,544	754,660
Jain Irrigation Systems Ltd.	18,440	21,979
Jaiprakash Associates Ltd. (a)	29,089	6,267
Jindal Steel & Power Ltd. (a)	11,118	33,365
JSW Steel Ltd.	47,476	229,128
Jubilant Foodworks Ltd.	4,834	99,201
Jubilant Life Sciences Ltd.	3,486	37,625
Kajaria Ceramics Ltd.	1,102	7,145
Larsen & Toubro Infotech Ltd.	2,045	55,946
Larsen & Toubro Ltd.	22,086	420,137
LIC Housing Finance Ltd.	16,370	126,505
Lupin Ltd.	11,425	137,581
Mahindra & Mahindra Financial Services Ltd. (a)	13,932	104,571
Mahindra & Mahindra Ltd.	44,338	606,166
Manappuram General Finance & Leasing Ltd.	13,651	21,017
Marico Ltd.	20,309	108,012
Maruti Suzuki India Ltd.	5,629	782,810
Max Financial Services Ltd. (a)	4,104	29,806
MindTree Consulting Ltd.	7,309	99,535
Motherson Sumi Systems Ltd.	35,821	168,536
Motilal Oswal Financial Services Ltd.	1,131	15,195
Mphasis BFL Ltd.	6,596	110,969
Multi Commodity Exchange of India Ltd. (a)	182	2,345
Muthoot Finance Ltd. (a)	3,598	21,262
Natco Pharma Ltd.	2,653	30,283
Ncc Ltd.	54,238	73,324
Nestle India Ltd.	1,578	242,725
NTPC Ltd.	89,999	203,569
Oberoi Realty Ltd.	3,854	27,928
Oil & Natural Gas Corp. Ltd.	116,621	282,268
Page Industries Ltd.	209	88,696
PC Jeweller Ltd.	6,790	9,035
Persistent Systems Ltd.	3,130	38,197
Petronet LNG Ltd.	34,504	115,492
Pfizer Ltd.	47	1,835
PI Industries Ltd.	3,093	36,433
Pidilite Industries Ltd. (a)	10,425	171,078
Piramal Enterprises Ltd.	4,494	175,913
Power Finance Corp. Ltd.	51,449	65,608
Power Grid Corp. of India Ltd.	75,799	201,843
Prestige Estates Projs. Ltd. (a)	4,180	15,457
PVR Ltd. (a)	153	2,466
Rajesh Exports Ltd.	5,672	47,022
RBL Bank Ltd. (c)	3,501	29,298
Redington India Ltd.	14,319	22,589
Reliance Capital Ltd. (a)	4,711	29,036
Reliance Communication Ltd. (a)	61,971	13,035
Reliance Industries Ltd.	133,898	2,319,647
Reliance Infrastructure Ltd. (a)	5,715	33,304
Repco Home Finance Ltd.	83	728
Rural Electrification Corp. Ltd.	47,953	81,918
Sadbhav Engineering Ltd. (a)	12,879	51,546
Sanofi India Ltd.	25	2,176
Shree Cement Ltd.	378	93,965
Shriram Transport Finance Co. Ltd.	7,508	151,580
Siemens India Ltd.	7,281	105,163
Sintex Plastics Technology Ltd. (a)	15,333	9,261
Solara Active Pharma Sciences Ltd. (a)	211	546
State Bank of India (a)	75,196	322,378
Strides Shasun Ltd. (a)	1,270	7,134
Sun Pharmaceutical Industries Ltd.	42,740	354,918
Sundaram Finance Ltd.	2,407	52,665
Supreme Industries Ltd. (a)	796	13,999
Suzlon Energy Ltd. (a)	45,292	5,160
Symphony Ltd.	118	1,863
Tata Communications Ltd.	3,714	31,389
Tata Consultancy Services Ltd.	42,354	1,200,339
Tata Global Beverages Ltd.	21,357	77,024
Tata Motors Ltd. (a)	70,194	266,044
Tata Power Co. Ltd.	54,079	58,890
Tata Steel Ltd.	16,694	137,300
Tech Mahindra Ltd.	20,364	202,495
The Indian Hotels Co. Ltd. (a)	43,561	84,628
The Karur Vysya Bank Ltd. (a)	3,406	4,978
The Ramco Cements Ltd.	1,219	12,785
Thermax Ltd.	2,019	34,589
Titan Co. Ltd.	12,408	165,358
Tube Investments of India Ltd.	4,001	36,708
Tube Investments of India Ltd.	4,001	14,371
Ultratech Cemco Ltd.	4,695	287,612
United Spirits Ltd. (a)	12,180	104,444
UPL Ltd.	16,282	153,176
Vakrangee Ltd.	17,746	12,378
Vedanta Ltd. (a)	58,285	189,175
Voltas Ltd. (a)	2,256	18,716
WABCO India Ltd.	355	34,544
Welspun India Ltd. (a)	12,290	10,215
Whirlpool of India Ltd.	3,668	93,157
Wipro Ltd.	69,493	280,571
Yes Bank Ltd.	82,387	442,803
Zee Entertainment Enterprises Ltd.	24,074	185,373

TOTAL INDIA		27,534,415

Indonesia - 0.5%
Kresna Graha Investama PT Tbk (a)	910,500	45,778
PT ACE Hardware Indonesia Tbk	504,300	45,814
PT Adaro Energy Tbk	650,000	85,870
PT AKR Corporindo Tbk	192,600	56,231
PT Aneka Tambang Tbk	460,400	29,214
PT Astra International Tbk	968,800	480,369
PT Bank Central Asia Tbk	440,800	711,485
PT Bank Danamon Indonesia Tbk Series A	153,900	70,173
PT Bank Jabar Banten Tbk	70,600	10,086
PT Bank Mandiri (Persero) Tbk	836,700	386,303
PT Bank Negara Indonesia (Persero) Tbk	321,200	164,832
PT Bank Rakyat Indonesia Tbk	2,572,700	547,725
PT Bank Tabungan Negara Tbk	237,600	38,886
PT Bumi Resources Tbk (a)	3,868,300	69,747
PT Bumi Serpong Damai Tbk	696,900	65,244
PT Charoen Pokphand Indonesia Tbk	326,300	102,280
PT Ciputra Development Tbk	790,100	54,518
PT Global Mediacom Tbk	14,600	456
PT Gudang Garam Tbk	20,800	108,399
PT Hanjaya Mandala Sampoerna Tbk	363,900	96,905
PT Hanson International Tbk (a)	3,268,900	29,697
PT Indah Kiat Pulp & Paper Tbk	137,000	182,413
PT Indo Tambangraya Megah Tbk	15,300	30,213
PT Indocement Tunggal Prakarsa Tbk	74,200	72,682
PT Indofood CBP Sukses Makmur Tbk	72,600	43,928
PT Indofood Sukses Makmur Tbk	274,100	120,703
PT Japfa Comfeed Indonesia Tbk	148,500	22,141
PT Jasa Marga Tbk	76,596	24,912
PT Kalbe Farma Tbk	756,500	67,938
PT Link Net Tbk	30,500	8,947
PT Lippo Karawaci Tbk	1,190,100	30,206
PT Matahari Department Store Tbk	103,400	57,544
PT Medco Energi International Tbk (a)	424,200	29,123
PT Media Nusantara Citra Tbk	121,800	8,320
PT Pakuwon Jati Tbk	1,383,800	49,421
PT Pembangunan Perumahan Persero Tbk	253,258	36,531
PT Perusahaan Gas Negara Tbk Series B	466,000	54,938
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	17,000	1,185
PT PP Properti Tbk	481,000	4,837
PT Semen Gresik (Persero) Tbk	127,500	67,198
PT Sitara Propertindo Tbk (a)	49,100	3,064
PT Sugih Energy Tbk (a)	40,500	140
PT Summarecon Agung Tbk	748,400	39,704
PT Surya Citra Media Tbk	295,600	42,024
PT Tambang Batubara Bukit Asam Tbk	121,100	37,623
PT Telekomunikasi Indonesia Tbk Series B	2,330,000	577,767
PT Tower Bersama Infrastructure Tbk	79,000	28,762
PT Unilever Indonesia Tbk	68,700	206,052
PT United Tractors Tbk	117,400	286,987
PT Waskita Karya Persero Tbk	144,500	21,244
PT Wijaya Karya Persero Tbk	236,426	25,413
Siloam International Hospitals Tbk PT (a)	13,600	2,943

TOTAL INDONESIA		5,384,915

Ireland - 0.5%
AIB Group PLC	42,377	242,812
Bank Ireland Group PLC	51,192	439,682
C&C Group PLC	8,418	33,862
Cairn Homes PLC (a)	54,034	108,678
CRH PLC	39,293	1,343,931
Dalata Hotel Group PLC (a)	9,355	74,387
DCC PLC (United Kingdom)	4,630	428,436
Glanbia PLC	7,667	126,143
Grafton Group PLC unit	13,297	133,690
Green REIT PLC	79,320	139,686
Greencore Group PLC	34,021	79,172
Hibernia (REIT) PLC	17,950	30,561
Irish Continental Group PLC unit	9,952	60,980
Irish Residential Properties REIT PLC	974	1,565
James Hardie Industries PLC CDI	22,922	366,143
Kerry Group PLC Class A	7,332	777,632
Kingspan Group PLC (Ireland)	6,852	318,252
Origin Enterprises PLC	17,170	121,270
Paddy Power Betfair PLC (Ireland)	4,283	467,026
Permanent Tsb Group Hld PLC (a)	637	1,564
Ryanair Holdings PLC sponsored ADR (a)	1,028	108,351
Smurfit Kappa Group PLC	9,868	404,793
United Drug PLC (United Kingdom)	14,682	161,875

TOTAL IRELAND		5,970,491

Isle of Man - 0.1%
Gaming VC Holdings SA	27,084	415,925
Genting Singapore Ltd.	337,400	317,238
NEPI Rockcastle PLC	17,800	164,921
Playtech Ltd.	11,330	79,977
Redefine International PLC	5,652	2,641

TOTAL ISLE OF MAN		980,702

Israel - 0.5%
Airport City Ltd. (a)	7,556	85,782
Alony Hetz Properties & Investments Ltd.	18,568	182,383
Amot Investments Ltd.	8,182	41,264
Azrieli Group	2,688	128,610
Bank Hapoalim BM (Reg.)	59,108	417,693
Bank Leumi le-Israel BM	76,267	477,681
Bezeq The Israel Telecommunication Corp. Ltd.	89,480	94,763
Caesarstone Sdot-Yam Ltd. (b)	1,088	17,136
Cellcom Israel Ltd. (Israel) (a)	309	1,763
Check Point Software Technologies Ltd. (a)(b)	6,344	714,778
CyberArk Software Ltd. (a)	5,102	309,742
Delek Group Ltd.	333	47,372
Elbit Systems Ltd. (Israel)	1,014	121,497
First International Bank of Israel	2,356	50,665
Formula Systems (1985) Ltd.	126	4,461
Frutarom Industries Ltd.	1,853	187,056
Gazit-Globe Ltd.	1,653	15,219
Harel Insurance Investments and Financial Services Ltd.	2,295	17,630
Israel Chemicals Ltd.	32,652	156,049
Israel Corp. Ltd. (Class A)	55	12,361
Israel Discount Bank Ltd. (Class A)	54,831	173,204
Ituran Location & Control Ltd.	1,134	38,613
Jerusalem Economy Ltd. (a)	1,266	3,066
Jerusalem Oil Exploration Ltd. (a)	374	18,872
Kornit Digital Ltd. (a)(b)	506	9,209
Mazor Robotics Ltd. (a)	1,995	62,042
Melisron Ltd.	1,481	58,156
Migdal Insurance & Financial Holdings Ltd.	2,273	2,227
Mizrahi Tefahot Bank Ltd.	5,565	108,096
NICE Systems Ltd. (a)	3,376	368,012
Oil Refineries Ltd.	46,046	21,191
Orbotech Ltd. (a)	2,103	135,097
Partner Communications Co. Ltd. (a)	7,712	29,569
Paz Oil Co. Ltd.	313	44,655
Plus500 Ltd.	3,162	77,029
Radware Ltd. (a)	1,220	32,232
Reit 1 Ltd.	36,618	143,592
Shikun & Binui Ltd. (a)	1,469	2,721
SodaStream International Ltd. (a)	1,313	114,625
Strauss Group Ltd.	3,837	78,564
Teva Pharmaceutical Industries Ltd. sponsored ADR	44,487	1,065,019
Tower Semiconductor Ltd. (a)	5,008	102,132
Wix.com Ltd. (a)	1,693	160,835

TOTAL ISRAEL		5,932,663

Italy - 1.5%
A2A SpA	97,271	178,748
ACEA SpA	1,409	22,292
Amplifon SpA	2,447	54,824
Ascopiave SpA	12,371	46,002
Assicurazioni Generali SpA	49,910	887,106
Astm SpA	2,401	65,417
Atlantia SpA	22,735	674,466
Autogrill SpA	4,595	50,239
Azimut Holding SpA (b)	7,095	119,180
Banca Generali SpA	1,695	45,746
Banca IFIS SpA	642	20,119
Banca Mediolanum S.p.A.	16,321	117,277
Banca Monte dei Paschi di Siena SpA (a)(b)	12,845	39,924
Banca Popolare dell'Emilia Romagna	23,378	130,699
Banca Popolare di Sondrio SCARL	25,038	108,564
Banco BPM SpA (a)	64,008	203,586
Beni Stabili SpA SIIQ	119,844	105,805
Biesse SpA	462	19,060
Brembo SpA	8,193	112,283
Brunello Cucinelli SpA	1,252	51,973
Buzzi Unicem SpA	2,963	65,311
Cerved Information Solutions SpA	10,444	120,051
Compagnie Industriali Riunite SpA (CIR)	1,763	2,144
Credito Emiliano SpA	3,458	25,677
Credito Valtellinese SC (a)	328,946	40,850
Danieli & C. Officine Meccaniche SpA	1,400	34,379
Datalogic SpA	613	20,644
Davide Campari-Milano SpA	25,590	215,750
De Longhi SpA	3,032	89,204
DiaSorin S.p.A. (a)	1,445	155,115
Digital Multimedia Technologies SpA	948	63,187
Enav SpA (c)	12,759	65,736
Enel SpA	370,309	2,062,965
Eni SpA	115,162	2,216,700
ERG SpA	2,649	59,598
Fincantieri SpA	23,908	36,092
FinecoBank SpA	20,446	240,281
Hera SpA	49,032	162,604
Immobiliare Grande Distribuzione SpA	903	7,635
Industria Macchine Automatiche SpA (IMA)	720	60,619
Infrastrutture Wireless Italiane SpA (c)	9,065	74,201
Interpump Group SpA	4,488	141,382
Intesa Sanpaolo SpA	529,265	1,622,006
Intesa Sanpaolo SpA (Risparmio Shares)	139,653	445,655
Iren SpA	21,493	60,872
Italgas SpA	22,389	128,835
Italmobiliare SpA	66	1,582
Leonardo SpA	17,113	205,114
Luxottica Group SpA	7,419	502,306
Maire Tecnimont SpA	6,337	32,886
MARR SpA	1,204	32,522
Mediaset SpA (a)	22,568	76,610
Mediobanca SpA	25,390	263,764
Moncler SpA	8,718	384,533
OVS (a)(c)	19,908	64,996
Piaggio & C SpA	5,908	15,613
Pirelli & C. S.p.A. (c)	17,608	153,848
Poste Italiane SpA (c)	21,398	199,323
Prysmian SpA	14,659	376,256
Rai Way SpA (c)	3,341	19,007
Recordati SpA	6,256	233,948
Reply SpA	849	57,482
Safilo Group SpA (a)	143	735
Saipem SpA (a)	35,135	183,692
Salini Impregilo SpA (b)	10,586	27,976
Salvatore Ferragamo Italia SpA	3,856	89,211
Saras Raffinerie Sarde SpA	20,810	49,885
Snam Rete Gas SpA	112,997	485,589
Societa Cattolica Di Assicurazioni SCRL	5,735	52,778
Societa Iniziative Autostradali e Servizi SpA (SIAS)	2,524	44,803
Technogym SpA (c)	5,245	57,192
Telecom Italia SpA (a)	341,208	262,448
Terna SpA	58,713	328,862
Tod's SpA	706	45,034
UniCredit SpA	96,700	1,714,687
Unione di Banche Italiane SCpA	43,330	179,466
Unipol Gruppo SpA	13,073	54,391
Zignago Vetro SpA	165	1,569

TOTAL ITALY		17,468,911

Japan - 16.8%
77 Bank Ltd.	2,400	57,738
A/S One Corp.	1,900	132,710
ABC-MART, Inc.	1,807	97,772
ACOM Co. Ltd.	21,100	83,974
Activia Properties, Inc.	47	209,748
Adastria Co. Ltd.	200	2,526
Adeka Corp.	2,600	43,878
Advance Residence Investment Corp.	49	127,479
Advantest Corp.	8,159	193,385
Aeon (REIT) Investment Corp.	105	112,217
AEON Co. Ltd.	26,925	547,083
Aeon Delight Co. Ltd.	1,800	65,760
AEON Financial Service Co. Ltd.	3,999	82,365
AEON MALL Co. Ltd.	6,600	115,337
Agc, Inc.	8,263	346,340
Ai Holdings Corp.	1,200	26,551
Aica Kogyo Co. Ltd.	5,800	213,710
Aichi Steel Corp.	100	3,832
Aida Engineering Ltd.	3,500	33,336
Aiful Corp. (a)	10,100	32,247
Ain Holdings, Inc.	1,700	126,191
Air Water, Inc.	6,100	111,073
Aisin Seiki Co. Ltd.	7,100	329,553
Ajinomoto Co., Inc.	21,725	384,651
Akita Bank Ltd.	100	2,692
Alfresa Holdings Corp.	9,139	218,473
All Nippon Airways Ltd.	7,541	276,915
Alpine Electronics, Inc.	1,500	33,390
Alps Electric Co. Ltd.	7,978	230,154
Amada Holdings Co. Ltd.	28,100	282,544
Amano Corp.	2,000	41,032
Anicom Holdings, Inc.	900	37,991
Anritsu Corp.	6,700	95,813
Aoki International Co. Ltd.	200	2,860
Aoyama Trading Co. Ltd.	1,500	49,568
Aozora Bank Ltd.	9,200	343,791
ARCS Co. Ltd.	3,900	97,487
Ariake Japan Co. Ltd.	800	68,470
Asahi Diamond Industrial Co. Ltd.	4,700	34,089
Asahi Group Holdings	18,059	877,754
Asahi Holdings, Inc.	1,700	34,026
ASAHI INTECC Co. Ltd.	3,880	147,996
Asahi Kasei Corp.	58,300	779,293
Asics Corp.	8,200	132,957
ASKUL Corp.	600	17,869
Astellas Pharma, Inc.	91,503	1,492,495
Atom Corp.	1,400	12,734
Autobacs Seven Co. Ltd.	1,400	24,015
Avex, Inc.	200	2,740
Axial Retailing, Inc.	1,300	47,494
Azbil Corp.	2,300	100,689
Bandai Namco Holdings, Inc.	9,600	383,347
Bank of Kyoto Ltd.	2,800	135,474
Bank of Nagoya Ltd.	100	3,644
Bank of The Ryukyus Ltd.	2,700	42,764
Belc Co. Ltd.	800	38,349
Belluna Co. Ltd.	1,500	17,466
Benefit One, Inc.	1,700	48,804
Benesse Holdings, Inc.	3,800	138,148
Bic Camera, Inc.	5,400	81,327
BML, Inc.	1,600	40,009
Bridgestone Corp.	28,258	1,114,676
Brother Industries Ltd.	9,400	191,085
Bunka Shutter Co. Ltd.	300	2,487
Calbee, Inc.	5,800	191,924
Canon Marketing Japan, Inc.	1,600	33,484
Canon, Inc.	46,443	1,506,813
Capcom Co. Ltd.	2,800	72,470
Casio Computer Co. Ltd.	11,200	183,253
Cawachi Ltd.	200	3,923
Central Glass Co. Ltd.	2,800	66,710
Central Japan Railway Co.	6,255	1,302,778
Chiba Bank Ltd.	29,000	207,016
Chiyoda Co. Ltd.	100	2,069
Chiyoda Corp.	6,000	48,037
Chofu Seisakusho Co. Ltd.	100	2,141
Chubu Electric Power Co., Inc.	28,016	432,392
Chudenko Corp.	600	14,520
Chugai Pharmaceutical Co. Ltd.	11,100	564,609
Chugoku Electric Power Co., Inc.	14,100	185,369
Chugoku Marine Paints Ltd.	5,400	51,675
Citizen Watch Co. Ltd.	16,600	109,341
CKD Corp.	2,665	40,470
Clarion Co. Ltd.	1,000	2,638
Coca-Cola West Co. Ltd.	6,950	250,179
cocokara fine HOLDINGS, Inc.	1,300	76,153
COLOPL, Inc.	500	3,287
Colowide Co. Ltd.	4,100	103,623
Comforia Residential REIT, Inc.	9	21,072
COMSYS Holdings Corp.	7,900	196,348
Concordia Financial Group Ltd.	53,300	286,575
Cookpad, Inc.	500	2,160
Cosmo Energy Holdings Co. Ltd.	2,600	91,616
Cosmos Pharmaceutical Corp.	700	153,942
Create Restaurants Holdings, Inc.	200	2,400
Create SD Holdings Co. Ltd.	1,800	44,752
Credit Saison Co. Ltd.	6,901	107,735
CyberAgent, Inc.	5,100	267,737
CYBERDYNE, Inc. (a)(b)	3,100	36,430
Dai Nippon Printing Co. Ltd.	10,300	225,040
Dai-ichi Mutual Life Insurance Co.	50,899	961,049
Daibiru Corp.	200	2,057
Daicel Chemical Industries Ltd.	13,721	150,690
Daido Metal Co. Ltd.	400	4,153
Daido Steel Co. Ltd.	700	34,494
Daifuku Co. Ltd.	6,100	266,498
Daihen Corp.	8,000	50,870
Daiho Corp.	1,000	5,965
Daiichi Sankyo Kabushiki Kaisha	26,500	1,099,152
Daiichikosho Co. Ltd.	2,400	113,759
Daikin Industries Ltd.	11,868	1,418,582
Daikyo, Inc.	400	8,017
DaikyoNishikawa Corp.	1,600	23,696
Dainippon Sumitomo Pharma Co. Ltd.	8,600	166,895
Daio Paper Corp.	6,000	82,583
Daiseki Co. Ltd.	1,600	43,787
Daito Trust Construction Co. Ltd.	3,344	558,206
Daiwa House Industry Co. Ltd.	25,444	927,830
Daiwa House REIT Investment Corp.	101	249,305
Daiwa Office Investment Corp.	18	109,628
Daiwa Securities Group, Inc.	82,000	478,264
Daiwabo Holdings Co. Ltd.	500	25,757
DCM Japan Holdings Co. Ltd.	25,700	230,074
DeNA Co. Ltd.	3,600	67,898
Denki Kagaku Kogyo KK	4,400	151,641
DENSO Corp.	20,122	995,337
Dentsu, Inc.	10,600	445,102
Descente Ltd.	1,800	34,176
Dexerials Corp.	1,700	16,770
Dic Corp.	3,200	104,172
Digital Garage, Inc.	1,400	52,587
Dip Corp.	800	20,269
Disco Corp.	1,200	203,586
Dmg Mori Co. Ltd.	4,800	73,021
Don Quijote Holdings Co. Ltd.	6,823	318,527
Doshisha Co. Ltd.	100	2,252
Doutor Nichires Holdings Co., Ltd.	500	9,404
Dowa Holdings Co. Ltd.	3,300	106,117
Dr. Ci:Labo Co., Ltd.	1,000	44,314
DTS Corp.	1,500	56,947
Duskin Co. Ltd.	600	15,175
Dydo Group Holdings, Inc.	100	5,491
Eagle Industry Co. Ltd.	300	4,851
Earth Corp.	700	35,308
East Japan Railway Co.	13,310	1,244,913
Ebara Corp.	4,500	136,518
EDION Corp.	1,300	12,975
Ehime Bank Ltd.	2,400	27,624
Eiken Chemical Co. Ltd.	2,800	61,076
Eisai Co. Ltd.	12,000	1,033,107
Eizo Corp.	600	26,696
Electric Power Development Co. Ltd.	6,000	162,322
en-japan, Inc.	1,100	52,041
EPS Co. Ltd.	2,000	38,260
euglena Co. Ltd. (a)	1,200	8,875
Exedy Corp.	1,200	38,474
Ezaki Glico Co. Ltd.	2,100	97,098
FamilyMart Co. Ltd.	3,277	305,812
Fancl Corp.	1,200	62,782
Fanuc Corp.	9,185	1,852,072
Fast Retailing Co. Ltd.	2,736	1,198,247
FCC Co. Ltd.	3,000	87,734
Ferrotec Holdings Corp.	2,700	40,253
Financial Products Group Co. Ltd.	4,200	50,859
Foster Electric Co. Ltd.	1,100	14,688
FP Corp.	1,400	77,002
Frontier Real Estate Investment Corp.	32	128,784
Fuji Corp.	4,800	84,568
Fuji Electric Co. Ltd.	41,000	302,868
Fuji Kyuko Co. Ltd.	500	15,159
Fuji Oil Holdings, Inc.	1,700	55,874
Fuji Seal International, Inc.	2,600	97,313
Fuji Soft ABC, Inc.	600	24,362
Fujicco Co. Ltd.	100	2,187
Fujifilm Holdings Corp.	17,300	714,054
Fujikura Ltd.	15,800	101,846
Fujimi, Inc.	200	4,974
Fujimori Kogyo Co. Ltd.	400	13,487
Fujitec Co. Ltd.	4,200	59,911
Fujitsu General Ltd.	5,500	84,407
Fujitsu Ltd.	88,427	602,668
Fukuda Denshi Co. Ltd.	700	46,577
Fukuoka (REIT) Investment Fund	18	28,333
Fukuoka Financial Group, Inc.	40,000	218,927
Fukushima Industries Corp.	100	4,928
Fukuyama Transporting Co. Ltd.	1,000	48,562
Funai Soken Holdings, Inc.	900	19,591
Furukawa Co. Ltd.	600	9,155
Furukawa Electric Co. Ltd.	2,700	95,401
Fuso Chemical Co. Ltd.	300	7,660
Futaba Corp.	3,900	71,118
Futaba Industrial Co. Ltd.	700	4,082
Fuyo General Lease Co. Ltd.	500	31,168
G-Tekt Corp.	100	1,732
Global One Real Estate Investment Corp.	32	32,539
Glory Ltd.	2,200	64,437
GLP J-REIT	164	175,125
GMO Internet, Inc.	4,100	86,939
GMO Payment Gateway, Inc.	800	90,006
GNI Group Ltd. (a)	700	21,316
Goldcrest Co. Ltd.	300	5,162
GOLDWIN, Inc.	600	42,660
GREE, Inc.	3,400	18,822
GS Yuasa Corp.	10,000	46,813
Gulliver International Co. Ltd.	400	1,460
GungHo Online Entertainment, Inc.	28,000	59,598
Gunma Bank Ltd.	10,900	57,905
Gunze Ltd.	700	41,443
Gurunavi, Inc.	100	901
H.I.S. Co. Ltd.	2,300	69,423
H2O Retailing Corp.	2,500	39,910
Hakuhodo DY Holdings, Inc.	11,900	182,414
Hamamatsu Photonics K.K.	6,300	266,503
Hankyu Hanshin Holdings, Inc.	10,900	433,309
Hankyu REIT, Inc.	9	10,947
Hanwa Co. Ltd.	1,700	64,920
Harmonic Drive Systems, Inc.	1,200	47,006
Haseko Corp.	18,500	245,490
Hazama Ando Corp.	5,200	41,204
Heiwa Corp.	1,700	38,055
Heiwa Real Estate (REIT), Inc.	15	14,475
Heiwa Real Estate Co. Ltd.	1,700	30,544
Heiwado Co. Ltd.	1,800	45,928
Hiday Hidaka Corp.	2,160	45,937
Hikari Tsushin, Inc.	1,300	217,994
Hino Motors Ltd.	17,800	201,109
Hirata Corp.	400	26,580
Hirose Electric Co. Ltd.	2,155	261,919
Hiroshima Bank Ltd.	14,400	99,035
Hisamitsu Pharmaceutical Co., Inc.	3,300	240,826
Hitachi Capital Corp.	1,900	50,705
Hitachi Chemical Co. Ltd.	5,700	112,557
Hitachi Construction Machinery Co. Ltd.	5,000	160,811
Hitachi High-Technologies Corp.	3,100	126,423
Hitachi Ltd.	235,881	1,648,988
Hitachi Metals Ltd.	13,000	140,446
Hitachi Transport System Ltd.	2,200	60,010
Hitachi Zosen Corp.	2,900	13,595
Hogy Medical Co. Ltd.	3,300	114,215
Hokkaido Electric Power Co., Inc.	16,000	103,027
Hokuetsu Kishu Paper Co. Ltd.	9,200	51,342
Hokuhoku Financial Group, Inc.	4,300	61,876
Hokuriku Electric Power Co., Inc. (a)	5,400	56,601
Hokuto Corp.	100	1,776
Honda Motor Co. Ltd.	75,772	2,313,369
Horiba Ltd.	2,000	137,549
Hoshino Resorts REIT, Inc.	13	66,735
Hoshizaki Corp.	2,500	251,755
Hosiden Corp.	1,800	15,052
House Foods Group, Inc.	1,900	59,983
Hoya Corp.	18,118	1,085,638
Hulic (REIT), Inc.	78	120,612
Hulic Co. Ltd.	12,400	121,322
Hyakujushi Bank Ltd.	7,000	22,725
Ibiden Co. Ltd.	8,700	142,776
IBJ Leasing Co. Ltd.	1,600	41,154
Ichibanya Co. Ltd.	100	4,270
Ichigo Real Estate Investment Corp.	11	9,090
Ichigo, Inc.	8,900	39,639
Idemitsu Kosan Co. Ltd.	6,800	305,898
IHI Corp.	6,072	213,250
Iida Group Holdings Co. Ltd.	6,000	117,462
Inaba Denki Sangyo Co. Ltd.	400	16,867
Inabata & Co. Ltd.	1,000	14,712
Industrial & Infrastructure Fund Investment Corp.	104	112,171
Ines Corp.	3,700	39,344
Infomart Corp.	3,200	39,894
INPEX Corp.	50,500	554,434
Internet Initiative Japan, Inc.	1,600	31,180
Invesco Office J-REIT, Inc.	426	59,624
Invincible Investment Corp.	186	82,092
Iriso Electronics Co. Ltd.	500	29,155
Iseki & Co. Ltd.	100	1,832
Isetan Mitsukoshi Holdings Ltd.	16,271	196,632
Istyle, Inc.	1,300	16,661
Isuzu Motors Ltd.	25,768	348,711
IT Holdings Corp.	3,300	158,190
ITO EN Ltd.	2,260	100,757
Itochu Corp.	68,850	1,222,528
Itochu Enex Co. Ltd.	300	2,914
ITOCHU Techno-Solutions Corp.	3,012	57,215
Itoham Yonekyu Holdings, Inc.	10,100	82,108
Iwatani Corp.	600	20,284
Iyo Bank Ltd.	7,900	54,402
Izumi Co. Ltd.	2,100	126,584
J Trust Co. Ltd.	600	4,786
J. Front Retailing Co. Ltd.	10,200	149,523
JACCS Co. Ltd.	200	4,346
JAFCO Co. Ltd.	900	32,880
Japan Airlines Co. Ltd.	5,200	191,742
Japan Airport Terminal Co. Ltd.	2,800	132,719
Japan Aviation Electronics Industry Ltd.	1,000	17,207
Japan Display, Inc. (a)	24,400	31,423
Japan Excellent, Inc.	95	122,090
Japan Exchange Group, Inc.	23,100	410,084
Japan Hotel REIT Investment Corp.	280	205,089
Japan Lifeline Co. Ltd.	2,300	49,491
Japan Logistics Fund, Inc.	54	104,315
Japan Material Co. Ltd.	1,800	25,097
Japan Petroleum Exploration Co. Ltd.	1,300	30,880
Japan Post Bank Co. Ltd.	16,234	194,695
Japan Post Holdings Co. Ltd.	63,938	704,966
Japan Prime Realty Investment Corp.	36	129,589
Japan Real Estate Investment Corp.	58	303,448
Japan Rental Housing Investment, Inc.	42	34,181
Japan Retail Fund Investment Corp.	119	217,002
Japan Securities Finance Co. Ltd.	500	2,786
Japan Steel Works Ltd.	2,800	69,032
Japan Tobacco, Inc.	51,543	1,466,899
Japan Wool Textile Co. Ltd.	400	3,506
JCR Pharmaceuticals Co. Ltd.	1,000	47,757
JEOL Ltd.	5,000	49,680
JFE Holdings, Inc.	24,900	505,975
JGC Corp.	9,142	177,394
Jimoto Holdings, Inc.	13,900	20,760
JIN Co. Ltd.	1,100	61,977
Joshin Denki Co. Ltd.	1,800	54,411
Joyful Honda Co. Ltd.	1,400	21,223
JSR Corp.	9,300	178,074
JTEKT Corp.	10,200	147,919
Juroku Bank Ltd.	1,300	35,286
Justsystems Corp.	700	14,173
JVC KENWOOD Holdings, Inc.	700	1,959
JX Holdings, Inc.	151,150	1,108,141
K's Holdings Corp.	10,100	113,542
kabu.com Securities Co. Ltd.	600	1,991
Kadokawa Dwango Corp.	2,000	21,267
Kagome Co. Ltd.	2,700	82,341
Kajima Corp.	50,000	390,116
Kakaku.com, Inc.	7,500	157,761
Kaken Pharmaceutical Co. Ltd.	1,556	80,573
Kameda Seika Co. Ltd.	100	5,107
Kamigumi Co. Ltd.	5,500	114,904
Kanamoto Co. Ltd.	1,400	43,509
Kandenko Co. Ltd.	7,800	81,129
Kaneka Corp.	13,000	114,171
Kanematsu Corp.	3,200	45,876
Kansai Electric Power Co., Inc.	32,999	469,756
Kansai Mirai Financial Group, Inc. (a)	6,700	55,786
Kansai Paint Co. Ltd.	7,639	175,305
Kanto Denka Kogyo Co. Ltd.	1,000	9,346
Kao Corp.	23,591	1,723,370
Kato Sangyo	1,100	37,285
Kawasaki Heavy Industries Ltd.	6,300	185,239
Kawasaki Kisen Kaisha Ltd. (a)	6,100	110,777
KDDI Corp.	82,037	2,283,653
Keihan Electric Railway Co., Ltd.	6,700	243,576
Keihin Corp.	1,600	32,883
Keihin Electric Express Railway Co. Ltd.	9,839	160,940
Keio Corp.	5,103	250,603
Keisei Electric Railway Co.	5,506	183,336
Kenedix Office Investment Corp.	15	90,954
Kenedix Residential Investment Corp.	49	72,745
Kenedix Retail REIT Corp.	12	26,197
Kenedix, Inc.	7,400	42,290
Kewpie Corp.	6,700	166,219
Keyence Corp.	4,675	2,463,035
KH Neochem Co. Ltd.	800	25,757
Kikkoman Corp.	7,000	332,226
Kinden Corp.	4,392	70,467
Kintetsu Group Holdings Co. Ltd.	8,653	343,597
Kintetsu World Express, Inc.	2,600	52,226
Kirin Holdings Co. Ltd.	39,770	1,018,168
Kisoji Co. Ltd.	300	7,252
Kissei Pharmaceutical Co. Ltd.	1,400	39,252
Kitz Corp.	1,400	12,421
Koa Corp.	1,100	24,024
Kobayashi Pharmaceutical Co. Ltd.	3,300	274,766
Kobe Bussan Co. Ltd.	300	14,783
Kobe Steel Ltd.	22,700	223,715
Kohnan Shoji Co. Ltd.	1,400	30,525
Koito Manufacturing Co. Ltd.	5,100	327,031
Kokuyo Co. Ltd.	4,600	77,795
Komatsu Ltd.	44,011	1,300,442
KOMEDA Holdings Co. Ltd.	1,900	36,483
KOMERI Co. Ltd.	600	14,279
Komori Corp.	3,300	41,141
Konami Holdings Corp.	4,300	202,310
Konica Minolta, Inc.	19,800	177,751
Konoike Transport Co. Ltd.	500	7,942
Kose Corp.	1,300	248,688
Koshidaka Holdings Co. Ltd.	2,800	32,203
Kotobuki Spirits Co. Ltd.	600	28,011
Kubota Corp.	45,410	762,345
Kumagai Gumi Co. Ltd.	1,000	34,968
Kumiai Chemical Industry Co. Ltd.	3,500	31,615
Kura Corp. Ltd.	700	42,195
Kurabo Industries Ltd.	3,000	9,364
Kuraray Co. Ltd.	14,352	202,850
Kureha Chemical Industry Co. Ltd.	1,500	103,161
Kurita Water Industries Ltd.	5,800	169,101
Kusuri No Aoki Holdings Co. Ltd.	1,100	80,669
Kyb Corp.	1,400	65,483
Kyocera Corp.	14,637	851,878
Kyoei Steel Ltd.	100	1,953
Kyokuto Kaihatsu Kogyo Co. Ltd.	500	8,156
Kyorin Holdings, Inc.	500	10,146
Kyoritsu Maintenance Co. Ltd.	3,100	153,593
Kyowa Exeo Corp.	4,900	132,563
Kyowa Hakko Kirin Co., Ltd.	11,400	216,604
Kyudenko Corp.	3,200	127,926
Kyushu Electric Power Co., Inc.	19,478	228,897
Kyushu Financial Group, Inc.	14,785	75,634
Kyushu Railway Co.	9,100	279,149
LaSalle Logiport REIT	63	62,090
Lasertec Corp.	1,200	35,416
Lawson, Inc.	2,700	162,027
Leopalace21 Corp.	10,000	54,912
LIFE Corp.	100	2,385
LIFULL Co. Ltd.	2,300	14,399
LINE Corp. (a)	3,800	166,009
Lintec Corp.	4,500	132,205
Lion Corp.	13,036	235,619
LIXIL Group Corp.	12,895	263,632
M3, Inc.	10,895	413,623
Mabuchi Motor Co. Ltd.	2,500	122,747
Macnica Fuji Electronics Holdings, Inc.	3,700	62,508
Macromill, Inc.	2,100	49,394
Maeda Corp.	15,000	176,139
Maeda Road Construction Co. Ltd.	5,700	110,059
Makino Milling Machine Co. Ltd.	10,000	80,311
Makita Corp.	10,900	488,387
Mandom Corp.	5,200	162,071
Mani, Inc.	1,400	60,162
Marubeni Corp.	68,100	519,921
Marudai Food Co. Ltd.	1,000	4,266
Maruha Nichiro Corp.	1,400	52,085
Marui Group Co. Ltd.	8,502	168,927
Maruichi Steel Tube Ltd.	3,500	120,355
Marusan Securities Co. Ltd.	900	7,534
Maruwa Ceramic Co. Ltd.	500	38,322
Matsui Securities Co. Ltd.	13,900	138,673
Matsumotokiyoshi Holdings Co. Ltd.	4,300	186,129
Max Co. Ltd.	1,000	14,175
Maxell Holdings Ltd.	1,500	24,670
Mazda Motor Corp.	39,200	489,151
McDonald's Holdings Co. (Japan) Ltd.	3,028	144,610
MCJ Co. Ltd.	600	4,427
MCUBS MidCity Investment Corp.	161	118,358
Mebuki Financial Group, Inc.	44,268	157,570
Medipal Holdings Corp.	6,700	135,840
Megachips Corp.	600	13,673
Megmilk Snow Brand Co. Ltd.	1,800	44,801
Meidensha Corp.	17,000	63,855
Meiji Holdings Co. Ltd.	5,900	463,956
Meitec Corp.	2,700	133,775
Menicon Co. Ltd.	1,800	46,298
Micronics Japan Co. Ltd.	100	854
Milbon Co. Ltd.	2,300	113,339
Minebea Mitsumi, Inc.	16,095	288,859
Miraca Holdings, Inc.	2,047	59,315
Mirait Holdings Corp.	2,300	35,298
Miroku Jyoho Service Co., Ltd.	200	4,806
Misumi Group, Inc.	15,105	383,924
Mitsuba Corp.	500	4,302
Mitsubishi Chemical Holdings Corp.	58,257	510,300
Mitsubishi Corp.	63,051	1,762,467
Mitsubishi Electric Corp.	84,092	1,142,535
Mitsubishi Estate Co. Ltd.	56,671	983,390
Mitsubishi Gas Chemical Co., Inc.	7,045	156,885
Mitsubishi Heavy Industries Ltd.	14,366	539,459
Mitsubishi Logistics Corp.	1,500	34,316
Mitsubishi Materials Corp.	5,300	150,720
Mitsubishi Motors Corp. of Japan	28,034	214,317
Mitsubishi Pencil Co. Ltd.	2,600	50,133
Mitsubishi Shokuhin Co. Ltd.	100	2,673
Mitsubishi Tanabe Pharma Corp.	11,109	207,844
Mitsubishi UFJ Financial Group, Inc.	542,939	3,331,944
Mitsubishi UFJ Lease & Finance Co. Ltd.	31,400	189,835
Mitsuboshi Belting Ltd.	1,000	12,342
Mitsui & Associates Telepark Corp.	300	7,260
Mitsui & Co. Ltd.	81,482	1,365,641
Mitsui Chemicals, Inc.	8,500	228,931
Mitsui Engineering & Shipbuilding Co. (a)	7,000	100,288
Mitsui Fudosan Co. Ltd.	41,840	1,000,466
Mitsui Fudosan Logistics Park, Inc.	17	49,032
Mitsui High-Tec, Inc.	500	6,417
Mitsui Mining & Smelting Co. Ltd.	2,300	91,093
Mitsui OSK Lines Ltd.	4,800	124,549
Mitsui Sugar Co. Ltd.	700	21,223
Mitsui-Soko Co. Ltd. (a)	2,000	6,332
Miura Co. Ltd.	3,155	82,476
mixi, Inc.	1,500	39,400
Mizuho Financial Group, Inc.	1,058,184	1,839,431
Mizuno Corp.	200	6,555
Mochida Pharmaceutical Co. Ltd.	900	65,116
Modec, Inc.	300	8,371
Monex Group, Inc.	14,500	72,101
MonotaRO Co. Ltd.	3,100	155,534
Mori Hills REIT Investment Corp.	89	109,922
Mori Trust Hotel (REIT), Inc.	15	20,699
MORI TRUST Sogo (REIT), Inc.	83	120,326
Morinaga & Co. Ltd.	1,800	83,388
Morinaga Milk Industry Co. Ltd.	2,700	88,861
Morita Holdings Corp.	100	2,038
MOS Food Services, Inc.	400	11,269
MS&AD Insurance Group Holdings, Inc.	21,897	670,698
Murata Manufacturing Co. Ltd.	8,634	1,505,728
Musashi Seimitsu Industry Co. Ltd.	900	30,586
Nabtesco Corp.	4,900	151,406
Nachi-Fujikoshi Corp.	500	23,253
Nagaileben Co. Ltd.	1,400	37,061
Nagase & Co. Ltd.	6,300	101,868
Nagoya Railroad Co. Ltd.	7,516	188,480
Nakanishi, Inc.	3,900	81,443
Namura Shipbuilding Co. Ltd.	500	2,357
Nankai Electric Railway Co. Ltd.	8,500	233,377
NEC Corp.	12,000	333,370
NEC System Integration & Constuction Ltd.	100	2,403
Net One Systems Co. Ltd.	2,800	60,926
New Hampshire Foods Ltd.	3,713	147,819
Nexon Co. Ltd. (a)	20,500	294,258
NGK Insulators Ltd.	11,100	194,933
NGK Spark Plug Co. Ltd.	8,600	246,890
NHK Spring Co. Ltd.	8,487	84,631
Nichi-iko Pharmaceutical Co. Ltd.	500	7,097
Nichias Corp.	4,000	49,367
Nichicon Corp.	1,700	21,240
Nichiha Corp.	600	22,027
Nichirei Corp.	6,210	144,364
Nidec Corp.	10,645	1,540,367
Nifco, Inc.	3,200	96,445
Nihon Kohden Corp.	3,400	91,526
Nihon M&A Center, Inc.	6,200	165,015
Nihon Parkerizing Co. Ltd.	5,100	75,486
Nihon Unisys Ltd.	2,300	52,967
Nikkiso Co. Ltd.	2,200	23,040
Nikkon Holdings Co. Ltd.	3,200	86,572
Nikon Corp.	15,700	265,031
Nintendo Co. Ltd.	5,388	1,822,152
Nippo Corp.	3,400	63,855
Nippon Accommodations Fund, Inc.	18	85,159
Nippon Building Fund, Inc.	68	378,268
Nippon Chemi-con Corp.	500	17,395
Nippon Densetsu Kogyo Co. Ltd.	600	12,363
Nippon Electric Glass Co. Ltd.	4,300	138,978
Nippon Express Co. Ltd.	4,266	279,248
Nippon Flour Mills Co. Ltd.	500	8,438
Nippon Gas Co. Ltd.	1,600	77,270
Nippon Kayaku Co. Ltd.	4,000	45,614
Nippon Light Metal Holding Co. Ltd.	30,000	67,772
Nippon Paint Holdings Co. Ltd.	6,297	273,697
Nippon Paper Industries Co. Ltd.	3,645	59,718
Nippon Prologis REIT, Inc.	74	149,635
Nippon REIT Investment Corp.	12	37,186
Nippon Seiki Co. Ltd.	1,000	20,910
Nippon Sheet Glass Co. Ltd.	9,500	99,451
Nippon Shinyaku Co. Ltd.	2,500	141,976
Nippon Shokubai Co. Ltd.	900	64,231
Nippon Signal Co. Ltd.	200	1,930
Nippon Soda Co. Ltd.	12,000	70,295
Nippon Steel & Sumikin Bussan Corp.	1,200	61,494
Nippon Steel & Sumitomo Metal Corp.	35,295	703,897
Nippon Suisan Kaisha Co. Ltd.	8,100	39,839
Nippon Telegraph & Telephone Corp.	31,032	1,435,340
Nippon Yusen KK	6,900	133,070
Nipro Corp.	4,338	52,802
Nishi-Nippon Financial Holdings, Inc.	8,300	98,874
Nishi-Nippon Railroad Co. Ltd.	3,400	89,458
Nishimatsu Construction Co. Ltd.	6,100	173,756
Nishimatsuya Chain Co. Ltd.	1,000	10,786
Nishio Rent All Co. Ltd.	1,200	37,991
Nissan Chemical Corp.	5,600	251,057
Nissan Motor Co. Ltd.	108,748	1,028,659
Nissan Shatai Co. Ltd.	2,300	21,578
Nissha Co. Ltd.	1,900	39,218
Nisshin Oillio Group Ltd.	800	22,215
Nisshin Seifun Group, Inc.	7,800	152,841
Nisshin Steel Co. Ltd.	2,800	39,378
Nisshinbo Holdings, Inc.	4,100	45,113
Nissin Electric Co. Ltd.	400	3,459
Nissin Food Holdings Co. Ltd.	2,900	199,964
Nissin Kogyo Co. Ltd.	2,000	34,146
Nitori Holdings Co. Ltd.	3,900	588,235
Nitta Corp.	4,500	177,682
Nitto Boseki Co. Ltd.	1,200	29,814
Nitto Denko Corp.	7,942	576,241
Nitto Kogyo Corp.	500	8,563
NKSJ Holdings, Inc.	14,919	606,370
Noevir Holdings Co. Ltd.	600	39,386
NOF Corp.	3,400	111,747
Nojima Co. Ltd.	1,100	22,568
NOK Corp.	3,200	64,049
NOMURA Co. Ltd.	2,400	51,106
Nomura Holdings, Inc.	151,454	718,105
Nomura Real Estate Holdings, Inc.	4,900	106,708
Nomura Real Estate Master Fund, Inc.	169	239,410
Nomura Research Institute Ltd.	5,270	252,624
Noritz Corp.	1,500	25,220
North Pacific Bank Ltd.	23,400	84,128
NS Solutions Corp.	3,200	84,311
NSD Co. Ltd.	1,200	25,735
NSK Ltd.	19,800	216,251
NTN Corp.	13,000	57,390
NTT Data Corp.	29,600	337,166
NTT DOCOMO, Inc.	57,830	1,488,830
NTT Urban Development Co.	2,500	25,734
Obara Group, Inc.	800	46,935
Obayashi Corp.	38,200	398,815
OBIC Business Consultants Ltd.	300	24,040
OBIC Co. Ltd.	2,641	226,274
Odakyu Electric Railway Co. Ltd.	15,600	330,420
Ogaki Kyoritsu Bank Ltd.	800	20,913
Ohsho Food Service Corp.	100	5,929
Oiles Corp.	100	2,056
Oji Holdings Corp.	50,000	296,679
Okamoto Industries, Inc.	1,000	11,492
Okamura Corp.	3,200	46,047
Okasan Securities Group, Inc.	13,034	62,014
Oki Electric Industry Co. Ltd.	2,800	34,235
Okuma Corp.	1,000	56,466
Okumura Corp.	1,000	32,822
Olympus Corp.	13,600	552,116
OMRON Corp.	10,300	464,267
Ono Pharmaceutical Co. Ltd.	17,380	409,494
Onward Holdings Co. Ltd.	6,000	40,728
Open House Co. Ltd.	1,500	81,966
Optex Group Co. Ltd.	2,400	70,509
Oracle Corp. Japan	1,500	125,833
Orient Corp.	7,300	10,185
Oriental Land Co. Ltd.	9,334	1,012,578
ORIX Corp.	60,120	973,190
ORIX JREIT, Inc.	97	151,119
Osaka Gas Co. Ltd.	18,800	361,811
OSG Corp.	2,200	49,405
Otsuka Corp.	4,300	167,670
Otsuka Holdings Co. Ltd.	18,418	850,549
Outsourcing, Inc.	3,300	70,920
Pacific Industrial Co. Ltd.	7,600	124,180
Pacific Metals Co. Ltd. (a)	100	2,883
PALTAC Corp.	2,000	105,531
Panasonic Corp.	107,989	1,387,563
Paramount Bed Holdings Co. Ltd.	1,000	42,257
Park24 Co. Ltd.	4,840	135,917
Penta-Ocean Construction Co. Ltd.	10,400	65,294
Pepper Food Service Co. Ltd.	700	25,511
PeptiDream, Inc. (a)	3,700	143,778
Pigeon Corp.	5,200	249,734
Pilot Corp.	1,600	92,152
Piolax, Inc.	2,600	63,038
Pioneer Corp. (a)	5,000	6,805
Plenus Co. Ltd.	100	1,615
Pola Orbis Holdings, Inc.	4,189	162,218
Premier Investment Corp.	98	98,863
Press Kogyo Co. Ltd.	500	3,148
Pressance Corp.	200	3,037
Prestige International, Inc.	800	9,308
Prima Meat Packers Ltd.	5,000	25,086
Raito Kogyo Co. Ltd.	200	2,188
Rakuten, Inc.	37,495	264,323
Recruit Holdings Co. Ltd.	51,854	1,420,876
Relia, Inc.	200	2,883
Relo Group, Inc.	4,200	113,625
Renesas Electronics Corp. (a)	39,655	353,230
Rengo Co. Ltd.	12,600	115,053
Resona Holdings, Inc.	94,100	535,215
Resorttrust, Inc.	2,800	51,235
Ricoh Co. Ltd.	28,600	279,210
Ricoh Leasing Co. Ltd.	300	9,793
Ringer Hut Co. Ltd.	100	2,142
Rinnai Corp.	1,861	160,777
Riso Kagaku Corp.	100	2,076
ROHM Co. Ltd.	5,300	450,297
Rohto Pharmaceutical Co. Ltd.	4,600	137,817
Round One Corp.	2,100	31,177
Royal Holdings Co. Ltd.	100	2,639
Ryobi Ltd.	1,500	49,971
Ryohin Keikaku Co. Ltd.	1,283	411,354
Ryosan Co. Ltd.	200	7,539
Saizeriya Co. Ltd.	1,600	33,155
Sakai Moving Service Co. Ltd.	400	21,142
Sakata INX Corp.	1,600	22,981
Sakata Seed Corp.	700	26,168
San-A Co. Ltd.	1,000	45,879
San-Ai Oil Co. Ltd.	2,200	28,175
Sanden Holdings Corp. (a)	200	2,644
Sangetsu Corp.	1,000	19,201
Sanken Electric Co. Ltd.	9,000	48,777
Sanki Engineering Co. Ltd.	2,100	21,504
Sankyo Co. Ltd. (Gunma)	3,100	121,987
Sankyo Tateyama, Inc.	400	5,076
Sankyu, Inc.	2,500	131,467
Sanrio Co. Ltd.	900	16,943
Santen Pharmaceutical Co. Ltd.	21,660	361,274
Sanwa Holdings Corp.	5,800	65,773
Sanyo Chemical Industries Ltd.	100	4,624
Sanyo Special Steel Co. Ltd.	1,200	31,037
Sapporo Breweries Ltd.	3,800	91,916
Sato Holding Corp.	1,700	49,640
Sawai Pharmaceutical Co. Ltd.	2,700	127,255
SBI Holdings, Inc. Japan	11,800	321,343
Screen Holdings Co. Ltd.	1,500	109,434
SCSK Corp.	1,800	84,998
Secom Co. Ltd.	10,033	766,848
Sega Sammy Holdings, Inc.	8,019	127,656
Seibu Holdings, Inc.	11,200	188,712
Seikagaku Corp.	2,200	30,103
Seiko Epson Corp.	11,773	212,534
Seiko Holdings Corp.	3,200	70,230
Seino Holdings Co. Ltd.	7,000	122,014
Seiren Co. Ltd.	4,100	73,372
Sekisui Chemical Co. Ltd.	18,400	328,786
Sekisui House (REIT), Inc.	136	87,816
Sekisui House Ltd.	30,880	526,365
Sekisui Jushi Corp.	3,100	55,754
SENKO Co. Ltd.	3,300	25,912
Senshu Ikeda Holdings, Inc.	17,690	62,808
Septeni Holdings Co. Ltd.	1,000	1,610
Seria Co. Ltd.	2,000	91,938
Seven & i Holdings Co. Ltd.	35,329	1,442,832
Seven Bank Ltd.	57,200	172,907
SG Holdings Co. Ltd.	5,300	115,892
Sharp Corp. (b)	9,200	212,691
Shibuya Corp.	200	6,403
Shiga Bank Ltd.	5,000	26,428
Shikoku Electric Power Co., Inc.	8,900	118,677
Shima Seiki Manufacturing Ltd.	1,200	64,929
Shimachu Co. Ltd.	2,900	92,072
Shimadzu Corp.	9,500	270,178
Shimamura Co. Ltd.	1,200	112,257
SHIMANO, Inc.	3,765	540,431
SHIMIZU Corp.	30,500	319,225
Shin-Etsu Chemical Co. Ltd.	17,235	1,743,520
Shinko Electric Industries Co. Ltd.	1,800	17,193
Shinmaywa Industries Ltd.	9,500	114,868
Shinsei Bank Ltd.	10,100	159,076
Shionogi & Co. Ltd.	16,400	895,154
Ship Healthcare Holdings, Inc.	2,800	108,554
Shiseido Co. Ltd.	18,155	1,337,488
Shizuoka Bank Ltd.	20,100	185,775
Shizuoka Gas Co. Ltd.	3,800	35,344
SHO-BOND Holdings Co. Ltd.	1,600	111,756
Shochiku Co. Ltd.	800	96,731
Showa Corp.	3,200	53,689
Showa Denko K.K.	5,982	285,318
Showa Sangyo Co. Ltd.	200	5,268
Showa Shell Sekiyu K.K.	11,100	182,178
Siix Corp.	1,400	31,903
Sintokogio Ltd.	600	5,538
SKY Perfect JSAT Holdings, Inc.	3,000	14,324
Skylark Co. Ltd.	9,100	132,168
SMC Corp.	2,767	927,489
SMS Co., Ltd.	2,200	44,663
Sodick Co. Ltd.	600	5,457
SoftBank Corp.	38,801	3,240,746
Sohgo Security Services Co., Ltd.	3,100	141,672
Sojitz Corp.	49,100	178,266
Sony Corp.	59,405	3,192,831
Sony Financial Holdings, Inc.	8,200	157,575
Sosei Group Corp. (a)	3,712	46,344
Sotetsu Holdings, Inc.	5,500	169,946
Square Enix Holdings Co. Ltd.	3,700	174,717
St. Marc Holdings Co. Ltd.	100	2,432
Stanley Electric Co. Ltd.	6,339	221,949
Star Micronics Co. Ltd.	2,800	50,183
Start Today Co. Ltd.	9,900	397,098
Starts Corp., Inc.	500	11,573
Subaru Corp.	28,625	836,578
Sugi Holdings Co. Ltd.	3,400	182,140
Sumco Corp.	9,800	209,688
Sumitomo Bakelite Co. Ltd.	12,000	120,735
Sumitomo Chemical Co. Ltd.	67,000	385,835
Sumitomo Corp.	57,200	941,898
Sumitomo Electric Industries Ltd.	37,400	575,330
Sumitomo Forestry Co. Ltd.	6,123	99,718
Sumitomo Heavy Industries Ltd.	5,347	186,283
Sumitomo Metal Mining Co. Ltd.	12,200	438,551
Sumitomo Mitsui Construction Co. Ltd.	19,960	156,374
Sumitomo Mitsui Financial Group, Inc.	61,533	2,442,106
Sumitomo Mitsui Trust Holdings, Inc.	16,800	667,323
Sumitomo Osaka Cement Co. Ltd.	14,036	66,926
Sumitomo Realty & Development Co. Ltd.	15,787	578,427
Sumitomo Riko Co. Ltd.	500	5,572
Sumitomo Rubber Industries Ltd.	17,100	282,311
Sumitomo Seika Chemicals Co. Ltd.	100	4,981
Sundrug Co. Ltd.	2,741	109,576
Suntory Beverage & Food Ltd.	7,700	327,447
Sushiro Global Holdings Ltd.	1,500	83,307
Suzuken Co. Ltd.	4,100	179,122
Suzuki Motor Corp.	15,740	925,794
Sysmex Corp.	7,600	718,437
SystemPro Co. Ltd.	3,600	43,948
T&D Holdings, Inc.	28,400	424,355
Tachi-S Co. Ltd.	1,100	18,396
Tadano Ltd.	3,500	45,074
Taiheiyo Cement Corp.	8,891	280,936
Taikisha Ltd.	1,100	31,874
Taisei Corp.	10,300	572,825
Taisho Pharmaceutical Holdings Co. Ltd.	2,000	225,909
Taiyo Holdings Co. Ltd.	500	21,509
Taiyo Nippon Sanso Corp.	8,400	128,462
Taiyo Yuden Co. Ltd.	7,300	218,330
Takara Bio, Inc.	3,100	68,756
Takara Holdings, Inc.	10,869	126,993
Takara Leben Co. Ltd.	300	1,020
Takara Standard Co. Ltd.	1,200	21,292
Takasago International Corp.	100	3,412
Takasago Thermal Engineering Co. Ltd.	500	9,806
Takashimaya Co. Ltd.	14,000	117,250
Takeda Pharmaceutical Co. Ltd.	33,021	1,394,243
Takeuchi Manufacturing Co. Ltd.	1,300	30,182
Takuma Co. Ltd.	3,000	36,703
Tamron Co. Ltd.	300	5,637
TDK Corp.	6,481	694,354
TechnoPro Holdings, Inc.	1,800	114,135
TECMO KOEI HOLDINGS CO., LTD.	4,300	88,065
Teijin Ltd.	7,600	141,946
Tekken Corp.	100	2,601
Temp Holdings Co., Ltd.	8,200	178,498
Terumo Corp.	14,600	802,068
The Aichi Bank Ltd.	100	4,686
The Aomori Bank Ltd.	1,000	30,586
The Awa Bank Ltd.	12,000	77,270
The Bank of Iwate Ltd.	2,200	93,655
The Bank of Okinawa Ltd.	500	19,675
The Bank of Saga Ltd.	300	7,011
The Chugoku Bank Ltd.	10,700	113,301
The Chukyo Bank Ltd.	1,400	29,086
The Daishi Bank Ltd., Niigata	1,792	75,965
The Eighteenth Bank Ltd.	1,000	2,692
The Hachijuni Bank Ltd.	12,800	56,322
The Hokkoku Bank Ltd.	500	21,129
The Hokuetsu Bank Ltd.	100	2,125
The Hyakugo Bank Ltd.	7,000	29,611
The Keiyo Bank Ltd.	6,000	26,401
The Kiyo Bank Ltd.	1,800	30,345
The Miyazaki Bank Ltd.	100	3,032
The Musashino Bank Ltd.	900	27,769
The Nanto Bank Ltd.	500	13,039
The Oita Bank Ltd.	1,000	35,237
The Okinawa Electric Power Co., Inc.	1,787	38,900
The Pack Corp.	300	9,538
The San-In Godo Bank Ltd.	4,500	42,137
The Shikoku Bank Ltd.	200	2,565
The Sumitomo Warehouse Co. Ltd.	1,000	6,448
The Suruga Bank Ltd.	7,900	70,723
The Tochigi Bank Ltd.	400	1,474
The Toho Bank Ltd.	9,000	35,738
The Towa Bank Ltd.	1,400	14,962
The Yamagata Bank Ltd.	200	4,520
The Yamanashi Chuo Bank Ltd.	17,000	64,312
THK Co. Ltd.	5,300	143,384
TKC Corp.	1,400	52,086
Toagosei Co. Ltd.	9,400	109,876
Tobu Railway Co. Ltd.	8,800	259,404
Toc Co. Ltd.	2,400	17,815
Tocalo Co. Ltd.	3,600	41,082
Toda Corp.	11,000	96,114
Toei Co. Ltd.	100	10,482
Toho Co. Ltd.	6,300	188,115
Toho Gas Co. Ltd.	3,500	119,103
Toho Holdings Co. Ltd.	1,200	29,492
Toho Zinc Co. Ltd.	1,000	37,026
Tohoku Electric Power Co., Inc.	18,900	239,852
Tokai Carbon Co. Ltd. (b)	8,000	146,800
TOKAI Holdings Corp.	3,000	29,674
Tokai Rika Co. Ltd.	2,100	43,422
Tokai Tokyo Financial Holdings	9,400	53,971
Token Corp.	200	15,383
Tokio Marine Holdings, Inc.	30,993	1,474,522
Tokushu Tokai Paper Co. Ltd.	400	15,454
Tokuyama Corp.	2,935	92,844
Tokyo Broadcasting System Holding	700	14,499
Tokyo Century Corp.	2,000	109,109
Tokyo Dome Corp.	9,900	82,944
Tokyo Electric Power Co., Inc. (a)	75,728	362,876
Tokyo Electron Ltd.	7,223	1,266,192
Tokyo Gas Co. Ltd.	17,735	433,185
Tokyo Ohka Kogyo Co. Ltd.	2,000	72,352
Tokyo Seimitsu Co. Ltd.	2,800	94,782
Tokyo Steel Manufacturing Co. Ltd.	4,700	40,226
Tokyo Tatemono Co. Ltd.	8,800	118,485
Tokyo TY Financial Group, Inc.	1,500	34,477
Tokyotokeiba Co. Ltd.	1,200	48,616
Tokyu Construction Co. Ltd.	2,500	25,176
Tokyu Corp.	24,000	413,196
Tokyu Fudosan Holdings Corp.	19,300	131,191
Tokyu REIT, Inc.	19	25,913
TOMONY Holdings, Inc.	3,900	17,509
Tomy Co. Ltd.	2,500	20,659
Topcon Corp.	3,760	64,934
Toppan Forms Co. Ltd.	300	3,048
Toppan Printing Co. Ltd.	36,000	276,994
Topre Corp.	2,700	70,992
Topy Industries Ltd.	100	2,737
Toray Industries, Inc.	62,900	487,463
TORIDOLL Holdings Corp.	800	17,751
Toshiba Corp. (a)	294,527	903,481
Toshiba Machine Co. Ltd.	5,000	24,371
Toshiba Plant Systems & Services Corp.	4,600	101,655
Toshiba Tec Corp.	14,000	81,384
Tosho Co. Ltd.	200	7,128
Tosoh Corp.	13,100	213,965
Totetsu Kogyo Co. Ltd.	400	12,109
Toto Ltd.	5,900	275,731
Towa Pharmaceutical Co. Ltd.	100	5,554
Toyo Engineering Corp. (a)	200	1,293
Toyo Ink South Carolina Holdings Co. Ltd.	2,949	80,572
Toyo Seikan Group Holdings Ltd.	8,400	154,903
Toyo Suisan Kaisha Ltd.	4,036	145,825
Toyo Tire & Rubber Co. Ltd.	7,200	113,266
Toyobo Co. Ltd.	3,200	54,167
Toyoda Gosei Co. Ltd.	3,600	90,793
Toyota Boshoku Corp.	1,800	33,242
Toyota Industries Corp.	7,000	393,775
Toyota Motor Corp.	105,592	6,940,679
Toyota Tsusho Corp.	11,649	398,199
TPR Co. Ltd.	1,200	30,382
Trancom Co. Ltd.	100	7,334
Trans Cosmos, Inc.	300	7,730
Trend Micro, Inc.	6,100	360,428
Trusco Nakayama Corp.	3,200	80,648
TS tech Co. Ltd.	1,600	65,751
TSI Holdings Co. Ltd.	5,300	37,778
Tsubaki Nakashima Co. Ltd.	3,400	80,306
Tsubakimoto Chain Co.	6,000	55,002
Tsugami Corp.	4,000	38,313
Tsukui Corp.	600	5,425
Tsumura & Co.	2,084	67,562
Tsuruha Holdings, Inc.	1,500	184,322
TV Asahi Corp.	100	1,999
Uacj Corp.	1,600	34,672
Ube Industries Ltd.	4,400	118,439
Ulvac, Inc.	1,959	76,650
Unicharm Corp.	19,300	586,344
Unipres Corp.	1,800	36,446
United Arrows Ltd.	400	15,544
United Super Markets Holdings, Inc.	2,500	28,730
United Technology Holdings Co. Ltd. (a)	1,500	52,184
United Urban Investment Corp.	116	179,890
Unitika Ltd. (a)	300	1,801
Universal Entertainment Corp.	1,000	32,643
Unizo Holdings Co. Ltd.	100	1,849
Ushio, Inc.	3,100	40,256
USS Co. Ltd.	8,500	160,855
V Technology Co. Ltd.	200	35,290
Valor Holdings Co. Ltd.	3,500	75,061
Vector, Inc.	900	19,430
VT Holdings Co. Ltd.	400	2,032
W-Scope Corp.	800	10,374
Wacoal Holdings Corp.	2,000	55,002
Wacom Co. Ltd.	4,200	21,298
Welcia Holdings Co. Ltd.	2,700	136,914
West Japan Railway Co.	7,656	535,230
Xebio Holdings Co. Ltd.	500	7,445
YA-MAN Ltd.	1,600	25,356
Yahoo! Japan Corp.	60,865	231,567
Yakult Honsha Co. Ltd.	5,800	417,046
YAMABIKO Corp. (a)	200	2,619
Yamada Denki Co. Ltd.	27,810	137,788
Yamaguchi Financial Group, Inc.	10,000	113,223
Yamaha Corp.	6,700	313,516
Yamaha Motor Co. Ltd.	12,807	338,104
Yamato Holdings Co. Ltd.	14,300	414,461
Yamato Kogyo Co. Ltd.	2,800	87,144
Yamazaki Baking Co. Ltd.	7,300	181,170
Yamazen Co. Ltd.	300	3,061
Yaoko Co. Ltd.	400	20,677
Yaskawa Electric Corp.	10,400	343,936
Yodogawa Steel Works Ltd.	900	23,584
Yokogawa Bridge Holdings Corp.	2,300	42,374
Yokogawa Electric Corp.	14,412	256,330
Yokohama Reito Co. Ltd.	800	7,183
Yokohama Rubber Co. Ltd.	6,300	134,944
Yondoshi Holdings, Inc.	1,600	36,145
YONEX Co. Ltd.	400	2,433
Yoshinoya Holdings Co. Ltd.	2,300	38,877
Yuasa Trading Co. Ltd.	400	13,022
Zenkoku Hosho Co. Ltd.	2,500	110,003
Zenrin Co. Ltd.	1,050	28,641
Zensho Holdings Co. Ltd.	5,700	126,882
Zeon Corp.	6,000	67,558
ZERIA Pharmaceutical Co. Ltd.	2,300	50,848
Zojirushi Thermos	600	7,716

TOTAL JAPAN		199,313,070

Korea (South) - 3.3%
Advanced Process Systems Corp. (a)	72	1,649
AhnLab, Inc.	84	4,119
AMOREPACIFIC Corp.	1,380	331,531
AMOREPACIFIC Group, Inc.	1,471	126,561
Asiana Airlines, Inc. (a)	10,253	39,273
BGF Retail Co. Ltd.	506	76,800
BGFretail Co. Ltd.	304	2,596
BS Financial Group, Inc.	16,547	133,301
Bukwang Pharmaceutical Co. Ltd.	1,599	32,957
Celltrion Healthcare Co. Ltd.	1,493	122,420
Celltrion Pharm, Inc.	791	50,012
Celltrion, Inc. (a)	3,742	912,421
Cheil Industries, Inc.	3,452	382,877
Cheil Worldwide, Inc.	1,563	28,355
Chong Kun Dang Pharmaceutical Corp.	163	15,298
CJ CGV Co. Ltd.	1,440	77,725
CJ CheilJedang Corp.	476	144,492
CJ Corp.	834	105,236
CJ O Shopping Co. Ltd.	753	156,826
Com2uS Corp.	659	89,901
Cosmax, Inc.	1,075	131,301
Coway Co. Ltd.	2,291	192,996
Daelim Industrial Co.	2,309	162,578
Daesang Corp.	710	15,686
Daewoo Engineering & Construction Co. Ltd. (a)	8,142	41,534
Daewoong Pharmaceutical Co. Ltd.	322	52,921
Daou Technology, Inc.	1,864	39,675
Db Insurance Co. Ltd.	3,818	221,165
DGB Financial Group Co. Ltd.	9,863	82,821
DIO Corp. (a)	21	656
Dong Suh Companies, Inc.	448	10,260
Dong-A Socio Holdings Co. Ltd.	6	520
Dongbu HiTek Co. Ltd.	1,070	16,144
Dongkuk Steel Mill Co. Ltd.	3,645	25,043
Dongwon Industries Co.	9	2,570
Doosan Bobcat, Inc.	975	29,115
Doosan Heavy Industries & Construction Co. Ltd. (a)	4,885	66,027
Doosan Infracore Co. Ltd. (a)	8,372	75,564
DOUBLEUGAMES Co. Ltd.	331	16,320
DuzonBizon Co. Ltd.	1,292	63,006
E-Mart Co. Ltd.	884	173,470
Ecopro Co. Ltd. (a)	1,658	56,881
EO Technics Co. Ltd.	146	8,392
Fila Korea Ltd.	2,675	76,156
Foosung Co. Ltd. (a)	328	3,417
G-treeBNT Co. Ltd. (a)	987	26,726
GemVax & Kael Co. Ltd. (a)	176	2,134
Genexine Co. Ltd. (a)	932	66,794
Grand Korea Leisure Co. Ltd.	2,509	55,544
Green Cross Corp.	278	44,441
Green Cross Holdings Corp.	407	10,893
GS Engineering & Construction Corp.	3,398	138,243
GS Holdings Corp.	1,825	88,179
GS Retail Co. Ltd.	2,417	72,176
Halla Holdings Corp.	157	6,521
Hana Financial Group, Inc.	16,627	670,474
Hana Tour Service, Inc.	861	60,237
HanAll BioPharma Co. Ltd. (a)	1,336	29,156
Handsome Co. Ltd.	125	4,238
Hanjin Kal Corp.	2,719	44,931
Hankook Tire Co. Ltd.	3,713	148,057
Hankook Tire Worldwide Co. Ltd.	144	2,393
Hanmi Pharm Co. Ltd.	305	116,278
Hanmi Science Co. Ltd.	660	41,077
Hanon Systems	6,645	63,856
Hansae Co. Ltd.	90	1,346
Hansol Chemical Co. Ltd.	46	3,202
Hanssem Co. Ltd.	376	32,553
Hanwha Chemical Corp.	6,545	124,320
Hanwha Corp.	1,560	45,043
Hanwha Life Insurance Co. Ltd.	12,105	56,205
Hanwha Techwin Co. Ltd. (a)	1,726	34,955
HDC Hyundai Development Co. (a)	1,359	70,179
Hite Jinro Co. Ltd.	2,113	34,538
HLB, Inc. (a)	1,246	76,206
Homecast Co. Ltd. (a)	104	719
Hotel Shilla Co.	1,390	124,585
Huchems Fine Chemical Corp.	136	3,872
HUGEL, Inc. (a)	80	34,293
Hyosung Advanced Materials Co. (a)	92	14,046
Hyosung Chemical Co. Ltd. (a)	66	9,988
Hyosung Corp.	286	11,430
Hyosung Heavy Industries Co. Ltd. (a)	193	9,169
Hyosung TNC Co. Ltd. (a)	89	17,784
Hyundai Construction Equipment Co. Ltd. (a)	174	20,784
Hyundai Department Store Co. Ltd.	1,315	116,210
Hyundai Electric & Energy System Co. Ltd. (a)	54	3,104
Hyundai Elevator Co. Ltd.	1,002	81,890
Hyundai Engineering & Construction Co. Ltd.	3,664	192,501
Hyundai Fire & Marine Insurance Co. Ltd.	5,538	182,284
Hyundai Glovis Co. Ltd.	1,172	144,201
Hyundai Greenfood Co. Ltd.	1,111	13,520
Hyundai Heavy Industries Co. Ltd. (a)	1,708	163,365
Hyundai Home Shopping Network Corp.	100	9,879
Hyundai Industrial Development & Construction Co.	972	23,220
Hyundai Merchant Marine Co. Ltd. (a)	17,796	76,476
Hyundai Mipo Dockyard Co. Ltd. (a)	510	42,826
Hyundai Mobis	3,353	686,578
Hyundai Motor Co.	7,997	930,076
Hyundai Robotics Co. Ltd. (a)	380	114,498
Hyundai Rotem Co. Ltd. (a)	1,945	47,513
Hyundai Steel Co.	4,123	198,842
Hyundai Wia Corp.	1,099	46,488
Iljin Materials Co. Ltd.	437	20,840
Illinois-Yang Pharmaceutical Co. Ltd. (a)	24	694
Industrial Bank of Korea	11,646	163,686
ING Life Insurance Korea Ltd. (c)	2,082	78,907
INNOCEAN Worldwide, Inc.	16	793
iNtRON Biotechnology, Inc. (a)	998	30,609
IS Dongseo Co. Ltd.	24	607
JB Financial Group Co. Ltd.	10,696	57,156
Jeil Pharmaceutical Co. Ltd.	60	1,859
Jenax, Inc. (a)	1,126	14,865
JW Holdings Corp.	118	764
JW Pharmaceutical Corp.	102	3,289
Kakao Corp.	1,883	190,250
Kakao M Corp.	493	39,981
Kangwon Land, Inc.	4,549	106,221
KB Financial Group, Inc.	19,878	959,850
KC Tech Co. Ltd.	313	4,933
KC Tech Co. Ltd.	264	3,983
KCC Corp.	369	112,343
KEPCO Plant Service & Engineering Co. Ltd.	1,160	35,890
Kia Motors Corp.	12,246	348,638
Kiwoom Securities Co. Ltd.	1,279	106,711
Koh Young Technology, Inc.	946	92,606
Kolon Industries, Inc.	569	31,274
Kolon Life Science, Inc.	175	11,300
Komipharm International Co. Ltd. (a)	2,473	52,526
Korea Aerospace Industries Ltd. (a)	2,771	87,475
Korea Electric Power Corp.	14,139	422,102
Korea Electric Terminal Co. Ltd.	40	1,656
Korea Express Co. Ltd. (a)	197	26,716
Korea Gas Corp. (a)	1,263	66,129
Korea Investment Holdings Co. Ltd.	1,599	102,534
Korea Kolmar Co. Ltd.	356	21,805
Korea Petro Chemical Industries Co. Ltd.	202	45,263
Korea Real Estate Investment Trust Co.	960	2,479
Korea Zinc Co. Ltd.	409	151,520
Korean Air Lines Co. Ltd.	2,873	75,342
Korean Reinsurance Co.	3,067	30,437
KT Corp.	90	2,307
KT Corp. sponsored ADR	640	8,768
KT Skylife Co. Ltd.	136	1,600
KT&G Corp.	6,242	619,452
Kumho Petro Chemical Co. Ltd.	922	93,569
Kumho Tire Co., Inc. (a)	6,369	35,693
Kwangju Bank Co. Ltd.	223	2,203
LG Chemical Ltd.	2,358	794,139
LG Corp.	3,711	251,295
LG Display Co. Ltd.	14,478	275,754
LG Electronics, Inc.	4,601	309,083
LG Fashion Corp.	1,267	31,292
LG Hausys Ltd.	145	8,764
LG Home Shopping, Inc.	38	6,785
LG Household & Health Care Ltd.	491	533,566
LG Innotek Co. Ltd.	911	133,361
LG International Corp.	1,950	41,330
Lotte Chemical Corp.	963	310,919
Lotte Confectionery Co. Ltd. (a)	2,279	107,659
Lotte Fine Chemical Co. Ltd.	1,033	57,055
LOTTE Hi-Mart Co. Ltd.	97	6,717
Lotte Samkang Co. Ltd.	1	794
Lotte Shopping Co. Ltd.	562	103,974
LS Cable Ltd.	839	56,513
LS Industrial Systems Ltd.	338	22,008
Mando Corp.	1,635	61,525
Medipost Co. Ltd. (a)	320	23,853
Medy-Tox, Inc.	323	208,222
Meritz Financial Holdings Co.	497	5,579
Meritz Fire & Marine Insurance Co. Ltd.	1,224	20,227
Meritz Securities Co. Ltd.	39,576	125,467
Mirae Asset Daewoo Co. Ltd.	17,391	127,137
Mirae Asset Life Insurance Co. Ltd.	883	4,290
NAVER Corp.	1,407	904,750
NCSOFT Corp.	1,066	369,065
Netmarble Corp. (c)	1,103	143,141
Nexen Corp.	3,437	18,829
Nexen Tire Corp.	309	2,983
NHN Entertainment Corp. (a)	450	25,380
Nong Shim Co. Ltd.	55	14,522
Oci Co. Ltd.	881	78,173
Orion Corp./Republic of Korea	792	94,957
Orion Holdings Corp.	184	3,743
Osstem Implant Co. Ltd. (a)	126	5,884
Ottogi Corp.	19	15,050
Paradise Co. Ltd.	2,531	40,006
Partron Co. Ltd.	892	5,640
Pearl Abyss Corp. (a)	493	96,964
Poongsan Corp.	1,184	34,771
POSCO	4,022	1,189,243
POSCO Chemtech Co. Ltd.	1,079	47,822
Posco Daewoo Corp.	1,030	17,714
S&T Motiv Co. Ltd.	21	637
S-Oil Corp.	1,872	197,545
S.M. Entertainment Co. Ltd. (a)	1,057	36,595
S1 Corp.	2,158	168,032
Samlip General Food Co. Ltd.	19	1,894
Samsung Biologics Co. Ltd. (a)(c)	866	290,100
Samsung Card Co. Ltd.	5,794	184,206
Samsung Electro-Mechanics Co. Ltd.	3,090	425,979
Samsung Electronics Co. Ltd.	223,387	9,278,785
Samsung Engineering Co. Ltd. (a)	8,488	129,591
Samsung Fire & Marine Insurance Co. Ltd.	1,426	349,626
Samsung Heavy Industries Co. Ltd. (a)	17,146	99,630
Samsung Life Insurance Co. Ltd.	3,212	277,794
Samsung SDI Co. Ltd.	2,998	616,579
Samsung SDS Co. Ltd.	1,972	371,033
Samsung Securities Co. Ltd.	3,201	93,431
Samyang Holdings Corp.	20	2,048
Sebang Global Battery Co. Ltd.	44	1,257
Seegene, Inc. (a)	124	2,907
Seoul Semiconductor Co. Ltd.	3,465	56,014
SFA Engineering Corp.	764	25,147
Shinhan Financial Group Co. Ltd.	23,852	934,779
Shinsegae Co. Ltd.	400	119,267
SillaJen, Inc. (a)	2,196	102,950
SK C&C Co. Ltd.	2,039	482,524
SK Chemicals Co. Ltd.	563	16,762
SK Chemicals Co. Ltd./New (a)	604	48,658
SK Energy Co. Ltd.	2,936	523,405
SK Gas Co. Ltd.	28	2,165
SK Hynix, Inc.	28,013	2,171,160
SK Materials Co., Ltd.	159	25,889
SK Networks Co. Ltd.	2,149	9,081
SK Securities Co. Ltd. (a)	9,793	10,158
SK Telecom Co. Ltd.	1,060	238,001
SKC Co. Ltd.	1,350	52,013
Soulbrain Co. Ltd.	328	17,586
Ssangyong Cement Industrial Co. Ltd.	10,220	48,279
STX Pan Ocean Co. Ltd. (Korea) (a)	6,095	28,190
Taekwang Industrial Co. Ltd.	2	2,630
Telcon Rf Pharmaceutical, Inc. (a)	2,567	17,083
Texcell-NetCom Co. Ltd. (a)	1,752	35,875
Tong Yang Life Insurance Co. Ltd.	381	2,536
Tongyang, Inc.	451	778
Toptec Co. Ltd.	877	19,966
Vieworks Co. Ltd.	36	1,077
ViroMed Co. Ltd. (a)	589	105,584
WONIK IPS Co. Ltd.	486	12,832
Woori Bank	20,754	315,000
Woori Investment & Securities Co. Ltd.	12,772	149,116
Youngone Corp.	229	6,211
Yuhan Corp.	256	51,270
YUNGJIN Pharmaceutical Co. Ltd. (a)	5,131	34,469

TOTAL KOREA (SOUTH)		39,087,298

Luxembourg - 0.3%
ADO Properties SA (c)	1,507	85,996
Aperam	3,000	141,655
ArcelorMittal SA (Netherlands)	31,648	1,018,264
B&M European Value Retail S.A.	60,824	329,477
Eurofins Scientific SA	510	278,266
Grand City Properties SA	5,522	143,478
Millicom International Cellular SA (depository receipt) (a)	3,995	255,794
PLAY Communications SA (c)	7,880	46,141
Reinet Investments SCA	7,421	143,117
RTL Group SA	2,147	160,050
SAF-Holland SA	3,387	56,320
Senvion SA (a)	939	8,707
SES SA (France) (depositary receipt)	17,941	358,641
Solutions 30 SE (a)	1,361	72,094
Stabilus SA	1,795	152,806
Subsea 7 SA	11,436	165,792
Tenaris SA	21,654	396,694

TOTAL LUXEMBOURG		3,813,292

Malaysia - 0.6%
AEON Credit Service Bhd	450	1,656
AirAsia Group BHD	43,900	38,446
Alliance Bank Malaysia Bhd	40,000	39,459
AMMB Holdings Bhd	63,200	62,500
Astro Malaysia Holdings Bhd (c)	91,400	41,147
Axiata Group Bhd	119,556	129,115
Berjaya Sports Toto Bhd	6,300	3,658
British American Tobacco (Malaysia) Bhd	8,200	69,150
Bumi Armada Bhd (a)	81,700	14,370
Bumiputra-Commerce Holdings Bhd	218,663	314,143
Bursa Malaysia Bhd	25,200	48,478
Cahya Mata Sarawak Bhd	36,300	28,129
Carlsberg Brewery BHD	6,000	28,251
Dialog Group Bhd	155,100	126,675
DiGi.com Bhd	222,700	249,271
Felda Global Ventures Holdings Bhd (c)	123,800	52,687
Fraser & Neave Holdings BHD	13,500	124,007
Gamuda Bhd	78,400	74,639
Genting Bhd	91,600	197,171
Genting Malaysia Bhd	126,000	156,841
Genting Plantations Bhd	5,700	13,111
Hap Seng Consolidated Bhd	35,500	85,584
Hartalega Holdings Bhd	62,000	93,801
Hong Leong Bank Bhd	27,300	128,004
Hong Leong Credit Bhd	7,900	35,137
IGB (REIT)	92,500	39,822
IHH Healthcare Bhd (c)	95,100	138,263
IJM Corp. Bhd	125,600	60,560
Inari Amertron Bhd	72,450	43,666
IOI Corp. Bhd	78,900	89,672
IOI Properties Group Bhd	134,175	62,714
Kossan Rubber Industries Bhd	29,800	32,183
KPJ Healthcare Bhd	198,000	51,144
Kuala Lumpur Kepong Bhd	25,100	152,885
Lafarge Malaysia Bhd (a)	17,400	13,569
Mah Sing Group Bhd	78,600	25,137
Malayan Banking Bhd	176,850	426,789
Malaysia Airports Holdings Bhd	33,800	76,913
Malaysia Building Society Bhd	98,258	27,072
Maxis Bhd	138,200	196,846
MISC Bhd	76,900	126,370
My E.G.Services Bhd	142,050	43,331
Nestle (Malaysia) BHD	3,600	130,716
Osk Holdings Bhd	3,750	932
Petronas Chemicals Group Bhd	119,500	262,518
Petronas Dagangan Bhd	13,700	90,929
Petronas Gas Bhd	27,400	126,316
POS Malaysia & Services Holding BHD	2,300	2,495
PPB Group Bhd	20,040	81,343
Press Metal Bhd	60,000	70,554
Public Bank Bhd	133,600	790,754
QL Resources Bhd	17,550	25,904
RHB Capital Bhd	61,100	81,767
SapuraKencana Petroleum Bhd (a)	144,500	21,506
Serba Dinamik Holdings BHD	150,900	144,775
Sime Darby Bhd	77,089	47,789
Sime Darby Plantation Bhd	99,689	128,750
Sime Darby Property Bhd	77,089	25,412
SP Setia Bhd	73,395	53,624
Sunway (REIT)	92,800	39,494
Sunway Bhd	66,320	24,962
Telekom Malaysia Bhd	59,300	57,914
Tenaga Nasional Bhd	140,300	541,182
TIME dotCom Bhd	14,400	29,048
Top Glove Corp. Bhd	25,800	64,357
UEM Land Holdings Bhd	9,900	2,228
UMW Holdings Bhd	33,700	49,742
UMW Oil & Gas Corp. Bhd (a)	26,254	1,905
UOA Development Bhd	4,000	2,362
Westports Holdings Bhd	100,200	91,203
Yinson Holdings Bhd	23,500	26,651
YTL Corp. Bhd	207,534	68,923

TOTAL MALAYSIA		6,848,421

Malta - 0.0%
Brait SA	18,088	59,068
Kindred Group PLC (depositary receipt)	8,729	112,724

TOTAL MALTA		171,792

Marshall Islands - 0.0%
Seaspan Corp. (b)	665	5,706
Mauritius - 0.0%
Golden Agri-Resources Ltd.	246,700	50,741
Mexico - 0.7%
Alfa SA de CV Series A	113,000	153,757
Alsea S.A.B. de CV	15,211	52,470
America Movil S.A.B. de CV Series L	1,562,996	1,339,274
Banco del Bajio SA (c)	54,900	129,696
Banco Santander Mexico SA	91,600	154,422
Bolsa Mexicana de Valores S.A.B. de CV	23,900	45,562
CEMEX S.A.B. de CV unit (a)	704,332	524,912
Coca-Cola FEMSA S.A.B. de CV Series L	26,400	165,303
Compartamos S.A.B. de CV	74,100	80,073
Concentradora Fibra Danhos SA de CV	1,300	2,138
Concentradora Fibra Hotelera Mexicana SA de CV (c)	47,600	31,797
Controladora Comercial Mexicana S.A.B de C.V. (a)	23,100	25,408
Controladora Vuela Compania de Aviacion S.A.B. de CV (a)	22,000	16,148
Corporacion Inmobiliaria Vesta S.A.B. de CV	32,100	50,860
Credito Real S.A.B. de CV	13,100	18,479
El Puerto de Liverpool S.A.B. de CV Class C	5,300	39,331
Embotelladoras Arca S.A.B. de CV	15,300	101,564
Fibra Uno Administracion SA de CV	170,935	246,161
Fomento Economico Mexicano S.A.B. de CV unit	90,191	884,791
Genomma Lab Internacional SA de CV (a)	18,100	14,441
Gruma S.A.B. de CV Series B	10,060	130,213
Grupo Aeromexico S.A.B. de CV (a)	17,486	26,786
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	18,596	175,725
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	9,415	167,505
Grupo Aeroportuario Norte S.A.B. de CV	15,800	96,108
Grupo Bimbo S.A.B. de CV Series A	65,877	140,182
Grupo Carso SA de CV Series A1	21,327	88,694
Grupo Cementos de Chihuahua S.A.B. de CV	14,100	91,563
Grupo Comercial Chedraui S.A.B. de CV	31,400	77,162
Grupo Financiero Banorte S.A.B. de CV Series O	119,919	836,189
Grupo Financiero Inbursa S.A.B. de CV Series O	100,000	164,719
Grupo Herdez S.A.B. de CV	800	1,738
Grupo Mexico SA de CV Series B	163,117	512,865
Grupo Televisa SA de CV	111,670	444,517
Hoteles City Express S.A.B. de CV (a)	1,700	2,221
Industrias Bachoco SA de CV Series B	17,700	87,808
Industrias CH SA de CV (a)	9,000	42,654
Industrias Penoles SA de CV	6,145	104,191
Infraestructura Energetica Nova S.A.B. de CV	28,933	141,360
Kimberly-Clark de Mexico SA de CV Series A	72,867	134,101
Macquarie Mexican (REIT) (c)	28,400	30,811
Mexichem S.A.B. de CV	40,728	142,587
Prologis Property Mexico SA	22,300	44,306
Promotora y Operadora de Infraestructura S.A.B. de CV	11,275	116,787
Qualitas Controladora S.A.B. de CV	2,300	6,159
Regional S.A.B. de CV	24,500	148,963
Telesites S.A.B. de C.V. (a)	40,900	30,240
Terrafina	48,800	75,801
Unifin Financiera SAPI de CV	2,000	5,565
Wal-Mart de Mexico SA de CV Series V	220,430	643,748

TOTAL MEXICO		8,787,855

Multi-National - 0.0%
HK Electric Investments & HK Electric Investments Ltd. unit (c)	87,000	88,895
HKT Trust/HKT Ltd. unit	189,000	252,352
Langham Hospitality Investment unit	24,000	9,876

TOTAL MULTI-NATIONAL		351,123

Netherlands - 3.0%
Aalberts Industries NV	5,133	232,888
ABN AMRO Group NV GDR	20,233	560,729
Accell Group NV	2,287	47,603
AEGON NV	92,243	608,571
AerCap Holdings NV (a)	5,982	335,770
Airbus Group NV	26,798	3,316,768
Akzo Nobel NV	11,487	1,062,497
AMG Advanced Metallurgical Group NV	1,527	90,351
Arcadis NV	4,170	76,264
ASM International NV (Netherlands)	4,075	235,587
ASML Holding NV (Netherlands)	19,168	4,105,180
ASR Nederland NV	8,314	372,352
Basic-Fit NV (a)(c)	1,253	40,879
BE Semiconductor Industries NV	3,432	74,646
BinckBank NV	316	1,914
Brack Capital Properties NV (a)	281	31,312
Brunel International NV	60	982
CNH Industrial NV	48,782	572,429
Constellium NV (a)	8,009	104,918
COSMO Pharmaceuticals NV (a)	427	55,286
CSM NV (exchangeable)	3,479	119,197
Eurocommercial Properties NV (Certificaten Van Aandelen) unit	2,525	106,884
Euronext NV (c)	2,394	148,789
EXOR NV	5,352	352,221
Ferrari NV	5,584	743,074
Fiat Chrysler Automobiles NV	51,889	885,754
Flow Traders BV (c)	1,007	29,909
Fugro NV (Certificaten Van Aandelen) (a)	3,080	44,426
Gemalto NV (a)	3,203	186,822
Heineken Holding NV	5,213	503,820
Heineken NV (Bearer)	11,244	1,137,843
IMCD Group BV	1,851	134,522
ING Groep NV (Certificaten Van Aandelen)	180,012	2,751,801
Intertrust NV (c)	2,942	51,259
Interxion Holding N.V. (a)	2,888	187,373
Kendrion NV	921	39,848
Koninklijke Ahold Delhaize NV	57,073	1,451,892
Koninklijke BAM Groep NV	9,342	38,387
Koninklijke Boskalis Westminster NV	5,560	170,602
Koninklijke DSM NV	8,629	919,632
Koninklijke KPN NV	156,073	451,697
Koninklijke Philips Electronics NV	43,609	1,914,416
Koninklijke Volkerwessels NV	3,756	81,034
Koninklijke Wessanen NV	6,068	90,327
NN Group NV	15,142	669,652
NSI NV	160	6,240
NSI NV rights 8/9/18 (a)	160	195
NXP Semiconductors NV (a)	16,591	1,581,786
OCI NV (a)	3,488	105,475
Pharming Group NV (a)	50,698	76,832
Philips Lighting NV (c)	4,672	129,587
PostNL NV	26,741	105,660
QIAGEN NV (Germany) (a)	12,427	450,332
Randstad NV	6,383	404,995
RELX NV	43,284	941,371
RHI Magnesita NV	1,481	94,706
SBM Offshore NV	9,799	152,226
Steinhoff International Holdings NV (South Africa) (a)	110,509	20,897
STMicroelectronics NV (France)	33,669	726,639
Takeaway.com Holding BV (a)(c)	929	62,029
TKH Group NV (depositary receipt)	1,651	103,383
TomTom Group BV (a)	7,482	76,642
Unilever NV (Certificaten Van Aandelen) (Bearer)	70,275	4,054,232
VastNed Retail NV	905	41,113
Vopak NV	3,241	152,656
Wereldhave NV	1,967	73,098
Wolters Kluwer NV	13,169	793,981
X5 Retail Group NV unit	5,955	160,138

TOTAL NETHERLANDS		35,452,320

New Zealand - 0.2%
Air New Zealand Ltd.	19,153	42,362
Argosy Property Ltd.	24,000	17,667
Auckland International Airport Ltd.	47,043	214,031
Chorus Ltd.	12,303	36,142
Contact Energy Ltd.	25,876	101,942
Fisher & Paykel Healthcare Corp.	31,228	315,018
Fletcher Building Ltd.	36,219	173,549
Freightways Ltd.	31,791	172,267
Genesis Energy Ltd.	24,700	42,931
Goodman Property Trust	98,744	99,946
Infratil Ltd.	17,752	41,865
Kiwi Property Group Ltd.	148,761	137,391
Mercury Nz Ltd.	30,569	70,008
Meridian Energy Ltd.	47,067	100,734
Metlifecare Ltd.	10,948	46,042
New Zealand Refining Co. Ltd.	2,258	3,740
Precinct Properties New Zealand Ltd.	32,328	30,408
Ryman Healthcare Group Ltd.	17,447	144,724
Sky Network Television Ltd.	8,011	14,797
SKYCITY Entertainment Group Ltd.	24,272	65,513
Spark New Zealand Ltd.	77,377	204,104
Summerset Group Holdings Ltd.	6,250	32,930
The a2 Milk Co. Ltd. (a)	35,572	253,612
Trade Maine Group Ltd.	13,543	44,770
Z Energy Ltd.	21,573	105,576

TOTAL NEW ZEALAND		2,512,069

Norway - 0.6%
Akastor ASA (a)	1,713	3,549
Aker ASA (A Shares)	736	57,479
Aker Bp ASA	4,508	161,161
Aker Solutions ASA (a)	14,785	101,145
Austevoll Seafood ASA	2,606	37,956
B2Holding ASA	10,356	22,168
Borregaard ASA	6,927	65,732
Det Norske Oljeselskap ASA (DNO) (A Shares) (a)	19,161	40,581
DNB ASA	44,936	906,526
Entra ASA (c)	5,779	84,312
Equinor ASA	52,753	1,400,857
Europris ASA (c)	6,082	15,808
Gjensidige Forsikring ASA	11,414	183,175
Kongsberg Automotive ASA (a)	6,068	7,067
Leroy Seafood Group ASA	19,203	151,050
Marine Harvest ASA	21,447	468,951
Merkantildata ASA	5,873	83,955
Nordic Nanovector ASA (a)	1,041	8,143
Nordic VLSI ASA (a)	8,476	51,022
Norsk Hydro ASA	65,757	374,872
Norway Royal Salmon ASA	136	3,451
Norwegian Air Shuttle A/S (a)	1,549	45,293
Norwegian Finans Holding ASA (a)	3,567	43,513
Ocean Yield ASA	229	1,878
Orkla ASA	35,642	301,508
Otello Corp. ASA (a)	778	1,850
Petroleum Geo-Services ASA (a)	14,562	71,108
Protector Forsikring ASA (a)	1,752	13,210
Renewable Energy Corp. ASA (a)	21,761	2,177
Salmar ASA	2,612	133,280
Schibsted ASA (B Shares)	4,946	160,690
Skandiabanken ASA (c)	1,730	16,756
Sparebanken Midt-Norge	4,616	48,273
Sparebanken Nord-Norge	2,669	20,288
Storebrand ASA (A Shares)	23,114	196,890
Telenor ASA	34,276	670,253
TGS Nopec Geophysical Co. ASA	6,131	233,765
Wallenius Wilhelmsen Logistics (a)	3,283	16,039
XXL ASA (c)	8,237	50,493
Yara International ASA	8,909	393,096

TOTAL NORWAY		6,649,320

Pakistan - 0.0%
Engro Corp. Ltd.	18,100	49,422
Fauji Fertilizer Co. Ltd.	31,000	24,923
Habib Bank Ltd.	43,900	62,945
Hub Power Co. Ltd.	17,200	13,316
Lucky Cement Ltd.	7,200	32,031
MCB Bank Ltd.	28,400	47,501
National Bank of Pakistan (a)	15,500	6,289
Oil & Gas Development Co. Ltd.	34,300	41,894
Pakistan State Oil Co. Ltd.	8,330	21,935
United Bank Ltd.	39,600	56,083

TOTAL PAKISTAN		356,339

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	72,100	481,029
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	9,088	124,869
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	113,430	122,705
Aboitiz Power Corp.	140,300	98,447
Alliance Global Group, Inc. (a)	125,700	28,263
Ayala Corp.	10,995	207,187
Ayala Land, Inc.	323,200	249,037
Bank of the Philippine Islands (BPI)	49,604	91,695
BDO Unibank, Inc.	100,803	250,985
Bloomberry Resorts Corp.	131,300	25,955
Cebu Air, Inc.	5,790	7,683
CEMEX Holdings Philippines, Inc. (a)	12,400	723
Cosco Capital, Inc.	9,000	1,036
D&L Industries, Inc.	313,200	60,141
DMCI Holdings, Inc.	89,300	19,876
DoubleDragon Properties Corp.	7,760	3,798
Filinvest Land, Inc.	24,000	643
First Gen Corp.	9,200	2,693
First Phillipines Holdings Corp.	6,460	7,616
Globe Telecom, Inc.	2,120	73,379
GT Capital Holdings, Inc.	4,135	75,657
International Container Terminal Services, Inc.	11,690	19,625
JG Summit Holdings, Inc.	102,570	108,345
Jollibee Food Corp.	19,010	96,816
Manila Electric Co.	9,210	65,946
Manila Water Co., Inc.	38,600	19,295
Megaworld Corp.	325,000	28,445
Metro Pacific Investments Corp.	571,600	50,783
Metropolitan Bank & Trust Co.	34,341	47,740
Philippine Long Distance Telephone Co.	4,880	122,629
Robinsons Land Corp.	137,056	50,619
Security Bank Corp.	13,030	49,893
SM Investments Corp.	11,170	200,160
SM Prime Holdings, Inc.	460,800	328,118
Universal Robina Corp.	36,170	87,329
Vista Land & Lifescapes, Inc.	61,300	6,938

TOTAL PHILIPPINES		2,610,200

Poland - 0.3%
Alior Bank SA (a)	4,920	97,802
Asseco Poland SA	2,194	27,687
Bank Handlowy w Warszawie SA	3,034	62,262
Bank Millennium SA (a)	36,074	90,711
Bank Polska Kasa Opieki SA	8,486	259,709
Bank Zachodni WBK SA	1,852	185,874
BRE Bank SA	902	105,534
Budimex SA	198	6,761
CD Projekt RED SA (a)	2,757	148,988
Ciech SA	399	6,076
Cyfrowy Polsat SA	9,329	60,650
Dino Polska SA (a)(c)	2,916	79,947
ENEA SA	5,656	14,826
Energa SA	3,153	7,721
Eurocash SA	2,146	10,863
Grupa Lotos SA	4,667	83,259
Jastrzebska Spolka Weglowa SA (a)	2,542	54,878
KGHM Polska Miedz SA (Bearer)	6,930	182,982
Kruk SA	919	54,667
LPP SA	72	176,813
Netia Holdings SA	3,479	4,712
NG2 SA	1,220	75,109
PKP Cargo SA (a)	727	9,548
Polish Oil & Gas Co. SA	88,647	133,891
Polska Grupa Energetyczna SA (a)	36,500	98,174
Polski Koncern Naftowy Orlen SA	14,493	367,371
Powszechna Kasa Oszczednosci Bank SA	41,180	469,862
Powszechny Zaklad Ubezpieczen SA	30,131	346,267
Tauron Polska Energia SA (a)	27,541	16,956
Telekomunikacja Polska SA (a)	39,036	53,192
Warsaw Stock Exchange	1,335	14,136
Zaklady Azotowe w Tarnowie-Moscicach SA	855	9,746

TOTAL POLAND		3,316,974

Portugal - 0.1%
Banco Comercial Portugues SA (Reg.) (a)	454,177	142,545
CTT Correios de Portugal SA	8,784	30,876
Energias de Portugal SA	118,572	483,757
Galp Energia SGPS SA Class B	25,011	514,448
Jeronimo Martins SGPS SA	11,220	167,019
NOS SGPS SA	16,243	94,627
Portucel Industrial Empresa Produtora de Celulosa SA	21,540	123,017
REN - Redes Energeticas Nacionais SGPS SA	21,868	64,082
Sonae SGPS SA	33,655	38,272

TOTAL PORTUGAL		1,658,643

Qatar - 0.2%
Barwa Real Estate Co. (a)	3,257	32,472
Doha Bank (a)	7,237	50,705
Ezdan Holding Group (a)	29,195	72,567
Gulf International Services QSC (a)	100	468
Gulf Warehousing Co. (a)	1,657	19,087
Industries Qatar QSC (a)	7,318	250,231
Masraf al Rayan (a)	19,803	210,757
Medicare Group (a)	250	4,815
Qatar Electricity & Water Co.	1,723	89,912
Qatar First Bank (a)	1,004	1,412
Qatar Gas Transport Co. Ltd. (Nakilat) (a)	8,384	38,662
Qatar Insurance Co. SAQ	6,460	64,405
Qatar Islamic Bank (a)	6,903	252,156
Qatar National Bank SAQ	21,969	1,055,912
Qatar National Cement Co. QSC (a)	53	823
Qatar Navigation QPSC (a)	4,853	87,303
Qatar Telecom (Qtel) Q.S.C. (a)	3,140	60,627
The Commercial Bank of Qatar (a)	12,996	145,629
United Development Co. (a)	3,348	12,781
Vodafone Qatar QSC (a)	8,279	20,806

TOTAL QATAR		2,471,530

Russia - 0.7%
Aeroflot - Russian Airlines	25,479	50,143
Alrosa Co. Ltd.	142,693	222,192
Gazprom OAO	494,281	1,137,640
Inter Rao Ues JSC	1,220,773	80,947
LSR Group OJSC GDR (Reg. S)	12,843	31,658
Lukoil PJSC	19,858	1,419,465
Magnit OJSC GDR (Reg. S)	17,093	280,667
Magnitogorsk Iron & Steel Works PJSC	109,800	81,304
Mechel Steel Group OAO sponsored ADR (a)	320	902
MMC Norilsk Nickel PJSC	2,966	516,633
Mobile TeleSystems OJSC sponsored ADR	22,785	199,824
Moscow Exchange MICEX-RTS OAO	67,894	111,936
Mosenergo PJSC	337,078	12,957
NOVATEK OAO GDR (Reg. S)	4,134	657,719
Novolipetsk Steel OJSC	54,431	141,493
PhosAgro OJSC GDR (Reg. S)	5,232	68,905
Polyus PJSC	1,172	83,838
Rosneft Oil Co. OJSC	51,416	344,838
RusHydro PJSC	6,371,585	69,230
Sberbank of Russia	507,883	1,740,472
Severstal PAO	12,233	199,785
Sistema JSFC sponsored GDR	4,633	13,093
Surgutneftegas OJSC	280,486	130,155
Tatneft PAO	71,267	822,938
TMK OAO GDR (Reg. S)	2,884	13,382
VTB Bank OJSC (a)	146,367,980	113,114

TOTAL RUSSIA		8,545,230

Singapore - 0.9%
Accordia Golf Trust	13,000	5,682
Ascendas Hospitality Trust unit	11,400	6,699
Ascendas Real Estate Investment Trust	105,400	212,914
Ascott Residence Trust	83,171	66,593
Asian Pay Television Trust	50,400	15,364
BOC Aviation Ltd. Class A	19,200	120,840
Cache Logistics Trust	48,292	27,492
CapitaCommercial Trust (REIT)	127,089	163,371
CapitaLand Ltd.	123,100	292,073
CapitaMall Trust	233,900	371,120
CapitaRetail China Trust	58,301	66,380
CDL Hospitality Trusts unit	39,800	47,362
City Developments Ltd.	16,500	121,324
ComfortDelgro Corp. Ltd.	94,700	163,474
DBS Group Holdings Ltd.	86,766	1,704,918
ESR (REIT)	19,526	7,458
Ezion Holdings Ltd. warrants 4/6/23 (a)	30,780	0
Far East Hospitality Trust unit	12,777	6,476
First (REIT)	8,466	8,022
First Resources Ltd.	20,200	23,890
Frasers Centrepoint Trust	9,100	15,174
Frasers Commercial Trust	95,757	99,882
Frasers Logistics & Industrial Trust	138,820	107,071
Hutchison Port Holdings Trust	228,600	58,293
Jardine Cycle & Carriage Ltd.	5,500	135,828
K-REIT Asia	119,294	102,526
Keppel Corp. Ltd.	59,100	298,246
Keppel DC (REIT)	145,100	150,285
Keppel Infrastructure Trust	222,400	84,951
Lippo Malls Indonesia Retail Trust	147,100	34,037
Macquarie MEAG Prime (REIT)	8,200	4,216
Manulife U.S. REIT	60,100	51,386
Mapletree Commercial Trust	93,023	110,697
Mapletree Greater China Commercial Trust	110,900	93,683
Mapletree Industrial (REIT)	77,300	113,564
Mapletree Logistics Trust (REIT)	69,454	64,283
MobileOne Ltd.	2,400	2,891
NetLink NBN Trust	175,969	99,531
OUE Hospitality Trust	14,400	8,621
Oue Ltd.	6,100	7,125
Oversea-Chinese Banking Corp. Ltd.	143,500	1,219,595
Parkway Life REIT	1,400	2,838
Raffles Medical Group Ltd.	66,330	54,571
Rht Health Trust	35,300	20,096
Sembcorp Industries Ltd.	47,900	94,298
Sembcorp Marine Ltd.	26,000	34,951
Sheng Siong Group Ltd.	9,400	7,388
SIIC Environment Holdings Ltd. (a)	4,900	1,350
Singapore Airlines Ltd.	23,800	172,379
Singapore Airport Terminal Service Ltd.	27,800	105,985
Singapore Exchange Ltd.	38,100	208,223
Singapore Post Ltd.	76,300	75,103
Singapore Press Holdings Ltd.	72,600	155,189
Singapore Technologies Engineering Ltd.	101,600	255,241
Singapore Telecommunications Ltd.	381,300	899,088
SPH REIT	3,000	2,204
StarHub Ltd.	59,300	74,923
Suntec (REIT)	118,400	160,029
United Engineers Ltd.	15,800	31,104
United Overseas Bank Ltd.	62,314	1,236,805
UOL Group Ltd.	23,531	123,934
Venture Corp. Ltd.	11,600	142,130
Wilmar International Ltd.	121,800	280,041
Wing Tai Holdings Ltd.	6,800	10,340
Yangzijiang Shipbuilding Holdings Ltd.	108,000	74,970
Yanlord Land Group Ltd.	17,000	18,981
Yoma Strategic Holdings Ltd.	99,600	27,070

TOTAL SINGAPORE		10,562,568

South Africa - 1.5%
Advtech Ltd.	4,172	4,974
Aeci Ltd.	3,629	29,173
African Rainbow Minerals Ltd.	3,001	25,872
Alexander Forbes Group Holdings Ltd.	5,905	2,256
Anglo American Platinum Ltd.	2,406	73,911
AngloGold Ashanti Ltd.	17,610	153,746
Arrowhead Properties Ltd. A linked	62,596	28,380
Ascendis Health Ltd. (a)	1,377	1,068
Aspen Pharmacare Holdings Ltd.	18,736	362,839
Astral Foods Ltd.	2,806	62,225
Attacq Ltd. (a)	33,527	42,776
AVI Ltd.	12,579	104,606
Barclays Africa Group Ltd.	34,126	445,485
Barloworld Ltd.	8,163	78,608
Bidcorp Ltd.	16,113	322,468
Bidvest Group Ltd.	17,374	247,135
Blue Label Telecoms Ltd.	2,242	1,572
Capitec Bank Holdings Ltd.	1,665	120,319
Cashbuild Ltd.	1,224	28,923
City Lodge Hotels Ltd.	140	1,595
Clicks Group Ltd.	10,800	158,512
Coronation Fund Managers Ltd.	6,216	28,093
Curro Holdings Ltd. (a)	7,456	17,469
DataTec Ltd.	7,047	13,165
Delta Property Fund Ltd.	4,207	1,917
Dis-Chem Pharmacies Pty Ltd. (c)	10,513	23,202
Discovery Ltd.	17,282	223,121
Emira Property Fund Ltd.	40,873	48,548
EOH Holdings Ltd.	4,397	13,858
Exxaro Resources Ltd.	10,347	101,761
Famous Brands Ltd. (a)	6,133	52,571
FirstRand Ltd.	162,704	855,934
Fortress (REIT) Ltd.:
Class A	46,682	54,987
Class B	33,600	37,281
Foschini Ltd.	8,983	117,477
Gold Fields Ltd.	34,811	127,748
Grindrod Ltd. (a)	13,572	8,091
Growthpoint Properties Ltd.	139,725	277,487
Harmony Gold Mining Co. Ltd.	22,436	37,343
Hosken Consolidated Investment Ltd.	537	5,726
Hyprop Investments Ltd.	12,075	94,170
Impala Platinum Holdings Ltd. (a)	28,822	42,661
Imperial Holdings Ltd.	12,136	196,674
Investec Ltd.	12,903	93,219
Invicta Holdings Ltd.	553	1,394
JSE Ltd.	2,784	35,161
KAP Industrial Holdings Ltd.	58,972	32,022
Kumba Iron Ore Ltd.	2,369	52,302
Liberty Holdings Ltd.	7,641	67,024
Life Healthcare Group Holdings Ltd.	52,863	96,352
Massmart Holdings Ltd.	5,344	47,789
MMI Holdings Ltd.	31,057	40,096
Mondi Ltd.	7,852	215,318
Mpact Ltd.	4,274	7,384
Mr Price Group Ltd.	10,394	185,612
MTN Group Ltd.	91,772	798,017
Murray & Roberts Holdings Ltd.	6,685	9,174
Nampak Ltd. (a)	20,838	23,785
Naspers Ltd. Class N	20,448	5,034,548
Nedbank Group Ltd.	11,751	243,507
Netcare Ltd.	48,796	100,205
Northam Platinum Ltd. (a)	19,456	52,099
Oceana Group Ltd.	307	1,823
Old Mutual Ltd. (a)	232,507	532,554
Omnia Holdings Ltd.	834	8,199
Peregrine Holdings Ltd.	1,032	1,637
Pick 'n Pay Stores Ltd.	24,863	140,653
Pioneer Foods Ltd.	4,559	40,163
Pretoria Portland Cement Co. Ltd. (a)	41,790	20,248
PSG Group Ltd.	9,714	171,890
Rand Merchant Insurance Holdings Ltd.	25,434	77,089
Rebosis Property Fund Ltd.	1,887	1,111
Redefine Properties Ltd.	303,920	245,352
Remgro Ltd.	21,738	358,522
Resilient Property Income Fund Ltd.	13,266	52,087
Reunert Ltd.	24,642	152,708
RMB Holdings Ltd.	41,242	258,054
SA Corporate Real Estate Fund	131,416	44,712
Sanlam Ltd.	76,284	442,265
Sappi Ltd.	22,506	160,409
Sasol Ltd.	26,910	1,060,456
Shoprite Holdings Ltd.	20,742	342,899
Sibanye-Stillwater	77,195	47,251
Spar Group Ltd.	9,108	132,516
Stadio Holdings Ltd. (a)	11,721	3,561
Standard Bank Group Ltd.	58,259	901,925
Sun International Ltd. (a)	1,189	5,329
Super Group Ltd. (a)	9,267	24,491
Telkom SA Ltd.	7,350	28,127
Tiger Brands Ltd.	7,014	186,436
Tongaat Hulett Ltd.	13,023	83,553
Trencor Ltd.	11,924	28,842
Truworths International Ltd.	18,379	114,259
Tsogo Sun Holdings Ltd.	16,839	27,827
Vodacom Group Ltd.	28,246	300,854
Vukile Property Fund Ltd.	7,975	11,835
Wilson Bayly Holmes-Ovcon Ltd.	1,650	17,413
Woolworths Holdings Ltd.	44,529	173,010
Zeder Investments Ltd.	90,708	38,164

TOTAL SOUTH AFRICA		18,048,959

Spain - 2.0%
Acerinox SA	7,510	108,675
ACS Actividades de Construccion y Servicios SA	11,987	525,918
Aena Sme SA	3,034	551,329
Almirall SA	4,515	64,622
Amadeus IT Holding SA Class A	19,492	1,663,887
Applus Services SA	7,934	114,857
Atresmedia Corporacion de Medios de Comunicacion SA	7,971	62,450
Azucarera Ebro Agricolas SA	7,600	164,411
Banco Bilbao Vizcaya Argentaria SA	312,375	2,288,352
Banco de Sabadell SA	294,489	491,919
Banco Santander SA (Spain)	743,577	4,190,564
Bankia SA	54,157	213,480
Bankinter SA	39,275	379,442
Bolsas Y Mercados Espanoles	3,583	115,387
CaixaBank SA	167,752	771,806
Catalana Occidente SA	2,492	106,507
Cellnex Telecom Sau (c)	7,318	194,336
Cemex Latam Holdings SA (a)	1,110	2,803
Cie Automotive SA	4,250	130,704
Codere SA (a)	1,150	11,390
Compania de Distribucion Integral Logista Holdings SA	4,137	98,010
Construcciones y Auxiliar de Ferrocarriles	610	27,106
Corporacion Financiera Alba SA	954	54,941
Distribuidora Internacional de Alimentacion SA	26,787	59,922
Enagas SA	10,080	281,946
Ence Energia y Celulosa SA	6,455	60,914
Endesa SA	15,166	350,786
Euskaltel, S.A. (c)	1,664	15,479
Faes Farma SA	21,179	92,500
Ferrovial SA	20,460	422,992
Fomento Construcciones y Contratas SA (FOCSA) (a)	2,569	33,405
Gas Natural SDG SA	15,134	410,215
Gestamp Automocion SA (c)	10,749	80,947
Global Dominion Access SA (a)	2,792	14,594
Grifols SA	15,597	453,223
Grupo Acciona SA	1,158	99,554
Iberdrola SA	269,521	2,095,843
Inditex SA	49,831	1,632,993
Indra Sistemas SA (a)	6,580	79,944
Inmobiliaria Colonial SA	14,600	157,323
International Consolidated Airlines Group SA	26,182	243,274
Lar Espana Real Estate Socimi SA	11,103	118,148
Liberbank SA (a)	155,645	91,730
MAPFRE SA (Reg.)	53,061	166,844
Masmovil Ibercom SA (a)	837	94,645
Mediaset Espana Comunicacion SA	7,346	57,863
Melia Hotels International SA	4,299	56,554
Merlin Properties Socimi SA	15,848	234,428
Miquel y Costas & Miquel SA	527	19,566
Neinor Homes SLU (a)(c)	5,757	109,058
New Hampshire Hotel Group S.A	7,087	52,085
Obrascon Huarte Lain SA	18,317	64,535
Pharma Mar SA (a)	6,023	10,931
Prosegur Compania de Seguridad SA (Reg.)	9,371	62,351
Red Electrica Corporacion SA	23,685	502,007
Repsol SA	63,277	1,256,031
Sacyr SA	15,311	48,878
Siemens Gamesa Renewable Energy SA	10,192	144,029
Talgo SA	5,549	29,718
Tecnicas Reunidas SA	1,293	43,696
Telefonica SA	207,326	1,862,932
Telepizza Group SAU (c)	3,895	24,823
Tubacex SA (a)	2,062	7,595
Unicaja Banco SA (c)	58,447	98,690
Viscofan Envolturas Celulosicas SA	1,627	112,249
Zardoya Otis SA	7,226	69,119

TOTAL SPAIN		24,257,255

Sweden - 2.0%
AarhusKarlshamn AB	9,985	161,932
AF AB (B Shares)	1,812	45,048
Ahlsell AB	19,741	115,735
Alfa Laval AB	13,812	379,663
Alimak Group AB (c)	1,237	20,511
Arjo AB	13,218	44,872
ASSA ABLOY AB (B Shares)	47,407	935,838
Atlas Copco AB:
(A Shares)	21,836	625,308
(B Shares)	29,005	760,177
Attendo AB (c)	7,307	66,065
Avanza Bank Holding AB	1,142	52,600
Axfood AB	4,976	100,817
Betsson AB (B Shares)	5,780	51,582
Bilia AB (A Shares)	6,304	53,842
Billerud AB	8,713	103,897
BioGaia AB	893	43,823
Boliden AB	15,073	449,124
Bonava AB	7,577	99,356
Bravida AB (c)	13,091	104,365
Bure Equity AB	2,033	24,046
BYGGmax Group AB	2,346	11,192
Capio AB (c)	4,409	26,325
Castellum AB	11,413	205,923
Cherry AB (a)	2,000	14,398
Clas Ohlson AB (B Shares)	2,193	19,316
Cloetta AB	13,927	44,285
Com Hem Holding AB	9,233	165,067
D. Carnegie & Co. AB (a)	1,489	27,772
Dios Fastigheter AB	5,457	34,847
Dometic Group AB (c)	12,017	116,850
Dustin Group AB (c)	1,681	17,301
Electrolux AB (B Shares)	13,111	307,759
Elekta AB (B Shares)	15,304	214,863
Eltel AB (a)(c)	3,974	10,711
Epiroc AB:
Class A (a)	28,629	342,782
Class B (a)	23,572	249,795
Essity AB Class B	27,751	694,016
Evolution Gaming Group AB	879	70,876
Fabege AB	13,228	187,326
Fastighets AB Balder (a)	5,052	146,970
Getinge AB (B Shares)	10,057	108,428
Granges AB	3,812	47,732
H&M Hennes & Mauritz AB (B Shares) (b)	39,813	619,873
Haldex AB	927	9,826
Hansa Medical AB (a)	1,570	38,389
Hemfosa Fastigheter AB	10,982	150,749
Hexagon AB (B Shares)	11,550	704,327
HEXPOL AB (B Shares)	14,880	159,919
Hoist Finance AB (c)	6,041	46,993
Holmen AB (B Shares)	4,648	103,543
Hufvudstaden AB Series A	5,839	90,311
Husqvarna AB (B Shares)	18,366	145,333
ICA Gruppen AB	4,541	150,645
Industrivarden AB (C Shares)	9,183	193,624
Indutrade AB	4,016	105,596
Intrum Justitia AB	3,276	88,188
Investment AB Oresund (a)	100	1,656
Investor AB (B Shares)	16,581	722,983
Inwido AB	1,240	9,159
ITAB Shop Concept AB	678	2,379
JM AB (B Shares)	2,643	48,739
Kinnevik AB (B Shares)	10,622	366,874
Klovern AB (B Shares)	27,231	35,862
Kungsleden AB (a)	13,492	108,866
LeoVegas AB (c)	1,894	15,724
Lindab International AB	3,236	22,081
Loomis AB (B Shares)	3,056	95,855
Lundbergfoeretagen AB	2,524	82,498
Lundin Petroleum AB	8,890	293,302
Mekonomen AB	2,083	37,240
Modern Times Group MTG AB (B Shares)	3,463	127,210
Mycronic AB (b)	3,498	35,664
NCC AB Series B	7,552	122,045
Net Entertainment NE AB	4,722	20,224
New Wave Group AB (B Shares)	582	3,515
Nibe Industrier AB (B Shares)	11,210	126,035
Nobia AB	5,154	38,774
Nobina AB (c)	3,257	22,595
Nolato AB Series B	1,115	99,923
Nordea Bank AB	135,730	1,443,596
Nordnet AB Class B (d)	492	0
Oriflame Holding AG	1,730	57,608
Pandox AB	3,228	60,647
Peab AB	11,839	95,394
Probi AB (a)	251	9,591
Radisson Hospitality AB (a)	372	1,519
Ratos AB (B Shares)	20,802	77,408
RaySearch Laboratories AB (a)	398	5,223
Recipharm AB (a)	2,999	54,707
Resurs Holding AB (c)	3,822	29,688
Saab AB (B Shares)	2,679	123,546
Sandvik AB	53,824	984,606
Scandic Hotels Group AB	5,491	57,389
Securitas AB (B Shares)	11,366	204,623
Skandinaviska Enskilda Banken AB (A Shares)	74,573	797,892
Skanska AB (B Shares)	18,827	354,574
SKF AB (B Shares)	16,940	348,319
SkiStar AB	779	18,206
SSAB Svenskt Stal AB:
(A Shares)	14,179	69,904
(B Shares)	17,052	67,623
Starbreeze AB (a)	12,908	13,197
Svenska Cellulosa AB (SCA) (B Shares)	29,801	308,620
Svenska Handelsbanken AB (A Shares)	70,987	876,868
Sweco AB (B Shares)	4,709	126,602
Swedbank AB (A Shares)	40,808	966,254
Swedish Match Co. AB	8,089	442,308
Swedish Orphan Biovitrum AB (a)	10,293	278,368
Tele2 AB (B Shares)	17,743	238,209
Telefonaktiebolaget LM Ericsson (B Shares)	147,009	1,154,058
TeliaSonera AB	127,089	611,384
Thule Group AB (c)	9,227	215,749
Tobii AB (a)	2,177	9,641
Trelleborg AB (B Shares)	10,627	221,170
Vitrolife AB	2,010	26,178
Volvo AB (B Shares)	70,611	1,237,888
Wallenstam AB (B Shares)	13,575	139,564
Wihlborgs Fastigheter AB	7,176	85,430

TOTAL SWEDEN		24,163,205

Switzerland - 5.2%
ABB Ltd. (Reg.)	87,515	2,008,955
Adecco SA (Reg.)	8,828	543,687
AFG Arbonia-Forster-Holding AG (a)	7,452	126,439
Allreal Holding AG	370	57,622
ALSO Holding AG	335	36,675
APG SGA SA	197	70,034
Aryzta AG	4,359	61,655
Ascom Holding AG (Reg.)	772	14,034
Autoneum Holding AG	113	25,861
Bachem Holding AG (B Shares)	167	23,613
Baloise Holdings AG	2,357	368,255
Banque Cantonale Vaudoise	189	141,442
Barry Callebaut AG	94	160,440
Basilea Pharmaceutica AG (a)	172	11,387
Bell AG	352	102,918
BKW AG	722	48,709
Bobst Group SA	285	26,423
Bossard Holding AG	776	155,647
Bucher Industries AG	400	130,001
Burckhardt Compression Holding AG	84	30,541
Burkhalter Holding AG	381	33,669
Cembra Money Bank AG	2,309	211,976
Clariant AG (Reg.)	10,921	261,292
Coca-Cola HBC AG	10,332	370,765
Comet Holding AG	480	47,411
Compagnie Financiere Richemont SA Series A	24,583	2,152,951
Credit Suisse Group AG	116,861	1,879,420
Daetwyler Holdings AG	208	38,401
Dufry AG	1,309	173,317
EFG International	3,288	24,540
Emmi AG	107	87,694
Ems-Chemie Holding AG	345	221,254
Flughafen Zuerich AG	1,198	251,179
Forbo Holding AG (Reg.)	47	74,477
Galenica AG	2,205	417,996
Galenica Sante Ltd. (c)	6,685	382,135
GAM Holding Ltd.	10,183	103,152
Geberit AG (Reg.)	1,601	714,197
Georg Fischer AG (Reg.)	264	340,748
Givaudan SA	441	1,034,634
Helvetia Holding AG (Reg.)	364	215,426
Huber+Suhner AG	427	25,875
Idorsia Ltd. (a)	5,009	124,548
Implenia AG	604	47,825
INFICON Holding AG	64	30,017
Interroll Holding AG	65	116,195
Intershop Holding AG	12	6,120
Julius Baer Group Ltd.	11,501	630,941
Kaba Holding AG (B Shares) (Reg.)	130	83,371
Kardex AG	92	14,123
Komax Holding AG (Reg.)	49	13,738
Kudelski SA (Bearer)	453	4,378
Kuehne & Nagel International AG	2,551	407,969
Lafargeholcim Ltd. (Reg.)	22,136	1,132,118
Landis+Gyr Group AG	1,176	75,122
Leonteq AG (a)	538	29,912
Lindt & Spruengli AG	5	400,949
Lindt & Spruengli AG (participation certificate)	46	317,305
Logitech International SA (Reg.)	6,493	286,042
Lonza Group AG	3,408	1,050,813
Meyer Burger Technology AG (a)(b)	17,793	12,543
Mobimo Holding AG	795	197,516
Nestle SA (Reg. S)	141,491	11,530,575
Novartis AG	103,281	8,667,522
OC Oerlikon Corp. AG (Reg.)	9,327	145,159
Orior AG	98	8,452
Panalpina Welttransport Holding AG	780	111,389
Pargesa Holding SA	2,018	168,956
Partners Group Holding AG	777	590,509
PSP Swiss Property AG	1,895	178,562
Rieter Holding AG (Reg.)	147	22,418
Roche Holding AG (participation certificate)	32,617	8,012,252
Schindler Holding AG:
(participation certificate)	1,449	337,756
(Reg.)	1,387	314,059
Schmolz & Bickenbach AG (a)	6,294	5,174
Schweiter Technologies AG	16	17,581
SFS Group AG	793	94,024
SGS SA (Reg.)	265	692,107
Siegfried Holding AG	168	72,534
Sika AG	6,353	904,043
Sonova Holding AG Class B	2,768	511,024
St.Galler Kantonalbank AG	93	47,808
Straumann Holding AG	531	412,937
Sulzer AG (Reg.)	897	110,070
Sunrise Communications Group AG (c)	2,050	180,642
Swatch Group AG (Bearer)	1,465	658,262
Swatch Group AG (Bearer) (Reg.)	2,565	211,516
Swiss Life Holding AG	1,960	704,107
Swiss Prime Site AG	3,086	283,152
Swiss Re Ltd.	14,206	1,302,450
Swisscom AG	1,293	607,618
Tecan Group AG	429	108,924
Temenos Group AG	2,979	479,877
u-blox Holding AG	486	90,314
UBS Group AG	173,752	2,862,964
Valiant Holding AG	432	46,160
Valora Holding AG	87	26,755
VAT Group AG (c)	1,302	171,338
Vontobel Holdings AG	1,913	132,827
VZ Holding AG	73	23,261
Ypsomed Holding AG	367	54,152
Zehnder Group AG	53	2,307
Zurich Insurance Group AG	6,584	2,018,987
ZZ Holding AG	40	43,711

TOTAL SWITZERLAND		61,152,627

Taiwan - 3.0%
A-DATA Technology Co. Ltd.	1,000	1,766
Accton Technology Corp.	30,000	100,062
Acer, Inc.	121,000	98,918
Advanced Ceramic X Corp.	1,000	8,764
Advantech Co. Ltd.	17,499	115,874
AmTRAN Technology Co. Ltd.	4,000	1,713
ASE Industrial Holding Co. Ltd.	174,718	447,922
Asia Cement Corp.	136,000	181,446
Asia Optical Co., Inc.	6,000	17,521
Asia Pacific Telecom Co. Ltd. (a)	33,000	8,590
ASPEED Tech, Inc.	1,000	26,487
ASUSTeK Computer, Inc.	47,000	404,974
AU Optronics Corp.	570,000	246,957
Bank of Kaohsiung Co. Ltd.	14,728	4,546
Capital Securities Corp.	7,000	2,575
Catcher Technology Co. Ltd.	31,000	381,659
Cathay Financial Holding Co. Ltd.	391,000	673,807
Chang Hwa Commercial Bank	388,652	230,032
Cheng Loong Corp.	28,000	15,794
Cheng Shin Rubber Industry Co. Ltd.	134,000	207,259
Cheng Uei Precision Industries Co. Ltd.	3,000	3,247
Chicony Electronics Co. Ltd.	12,125	27,477
Chilisin Electronics Corp.	14,000	58,141
Chin-Poon Industrial Co. Ltd.	6,000	7,465
China Airlines Ltd.	177,000	57,242
China Bills Finance Corp.	4,000	1,792
China Development Finance Holding Corp.	960,000	351,591
China Life Insurance Co. Ltd.	87,330	92,525
China Motor Co. Ltd.	3,000	2,595
China Petrochemical Development Corp. (a)	207,000	95,442
China Steel Chemical Corp.	1,000	4,758
China Steel Corp.	667,000	545,273
China Synthetic Rubber Corp.	16,100	25,271
Chinatrust Financial Holding Co. Ltd.	951,960	645,930
Chipbond Technology Corp.	38,000	81,763
Chroma ATE, Inc.	17,000	95,893
Chunghwa Telecom Co. Ltd.	185,000	641,815
Clevo Co. Ltd.	2,000	2,289
Compal Electronics, Inc.	188,000	116,805
Compeq Manufacturing Co. Ltd.	40,000	39,763
Coretronic Corp.	14,000	21,791
CTCI Corp.	10,000	14,993
Cub Elecparts, Inc.	2,484	25,302
Delta Electronics, Inc.	99,000	344,773
E Ink Holdings, Inc.	22,000	28,236
E.SUN Financial Holdings Co. Ltd.	397,322	277,389
ECLAT Textile Co. Ltd.	9,060	104,432
EGiS Technology, Inc.	1,000	4,415
Elan Microelectronics Corp.	3,000	4,743
Elite Advanced Laser Corp.	1,320	4,036
Elite Material Co. Ltd.	8,000	23,021
eMemory Technology, Inc.	6,000	64,550
Ennoconn Corp.	1,000	12,393
EPISTAR Corp.	30,000	37,082
Eternal Materials Co. Ltd.	10,291	9,221
EVA Airways Corp.	55,774	27,540
Evergreen Marine Corp. (Taiwan) (a)	93,566	42,376
Everlight Electronics Co. Ltd.	11,000	14,496
Far Eastern Department Stores Co. Ltd.	5,000	2,902
Far Eastern International Bank	52,254	17,685
Far Eastern Textile Ltd.	159,000	169,497
Far EasTone Telecommunications Co. Ltd.	56,000	132,945
Farglory Land Development Co. Ltd.	10,000	10,219
Feng Hsin Iron & Steel Co.	17,000	30,130
Feng Tay Enterprise Co. Ltd.	30,120	173,347
Firich Enterprise Co. Ltd.	1,030	1,913
First Financial Holding Co. Ltd.	688,595	473,985
FLEXium Interconnect, Inc.	20,940	73,952
Formosa Chemicals & Fibre Corp.	167,000	658,039
Formosa Petrochemical Corp.	61,000	240,362
Formosa Plastics Corp.	216,000	794,611
Formosa Taffeta Co. Ltd.	92,000	97,472
Foxconn Technology Co. Ltd.	39,010	96,820
Fubon Financial Holding Co. Ltd.	360,000	596,841
Genius Electronic Optical Co. Ltd.	3,000	47,431
Getac Technology Corp.	2,000	3,051
Giant Manufacturing Co. Ltd.	10,000	42,837
Giga-Byte Technology Co. Ltd.	36,000	72,280
Global Unichip Corp.	3,000	32,520
GlobalWafers Co. Ltd.	9,000	152,153
Grand Pacific Petrochemical Corp.	41,000	38,344
Grape King Bio Ltd.	7,000	53,792
Great Wall Enterprise Co. Ltd.	2,000	2,600
Greatek Electronics, Inc.	9,000	15,657
HannStar Display Corp.	76,000	22,193
Highwealth Construction Corp.	11,000	17,014
HIWIN Technologies Corp.	11,412	111,579
HIWIN Technologies Corp. rights 8/31/18 (a)	379	607
Holystone Enterprise Co. Ltd.	9,000	63,127
Hon Hai Precision Industry Co. Ltd. (Foxconn)	812,000	2,225,094
Hota Industrial Manufacturing Co. Ltd.	31,063	132,049
Hotai Motor Co. Ltd.	18,000	156,568
HTC Corp. (a)	17,000	29,963
Hua Nan Financial Holdings Co. Ltd.	457,870	274,743
Huaku Development Co. Ltd.	1,000	2,139
Innolux Corp.	429,000	161,326
International Games Systems Co. Ltd.	1,000	5,641
Inventec Corp.	123,000	98,340
Kenda Rubber Industrial Co. Ltd.	3,060	3,237
King Slide Works Co. Ltd.	1,000	13,799
King Yuan Electronics Co. Ltd.	195,000	168,340
King's Town Bank	111,000	116,876
Kinpo Electronics, Inc.	6,000	1,991
Kinsus Interconnect Technology Corp.	2,000	3,597
LandMark Optoelectronics Corp.	4,000	35,643
Largan Precision Co. Ltd.	5,000	842,026
Lee Chang Yung Chemical Industry Corp.	5,000	8,420
Lien Hwa Industrial Corp.	55,152	71,237
Lite-On Technology Corp.	123,009	161,700
Long Chen Paper Co. Ltd.	48,138	42,344
Macronix International Co. Ltd. (a)	69,000	95,893
Makalot Industrial Co. Ltd.	7,000	31,130
MediaTek, Inc.	79,000	656,159
Mega Financial Holding Co. Ltd.	623,000	555,140
Mercuries Life Insurance Co. Ltd.	120,541	67,403
Merida Industry Co. Ltd.	4,000	19,293
Merry Electronics Co. Ltd.	5,000	26,651
Micro-Star International Co. Ltd.	41,000	140,774
MiTAC Holdings Corp.	5,000	5,543
Namchow Chemical Industrial Co. Ltd.	1,000	1,857
Nan Ya Plastics Corp.	257,000	713,492
Nankang Rubber Tire Co. Ltd.	2,000	1,658
Nanya Technology Corp.	77,000	197,907
Neo Solar Power Corp. (a)	6,000	1,972
Nien Made Enterprise Co. Ltd.	5,000	43,246
Novatek Microelectronics Corp.	27,000	130,669
OBI Pharma, Inc. (a)	6,000	30,705
Oriental Union Chemical Corp.	4,000	4,323
PChome Online, Inc.	6,062	27,058
Pegatron Corp.	91,000	202,645
PharmaEngine, Inc.	1,199	5,430
PharmaEssentia Corp. (a)	24,000	135,771
Phison Electronics Corp.	6,000	49,835
Pou Chen Corp.	84,000	92,430
Powertech Technology, Inc.	22,000	62,228
Poya International Co. Ltd.	1,010	10,816
President Chain Store Corp.	25,000	275,089
Primax Electronics Ltd.	15,000	28,204
Prince Housing & Development Corp.	6,000	2,158
Qisda Corp.	25,000	18,639
Quanta Computer, Inc.	114,000	197,201
Radiant Opto-Electronics Corp.	32,000	67,598
Realtek Semiconductor Corp.	15,000	60,332
Ritek Corp. (a)	108,000	51,915
Ruentex Development Co. Ltd.	8,400	9,325
Ruentex Industries Ltd.	15,000	28,743
SerComm Corp.	1,000	2,217
Shin Kong Financial Holding Co. Ltd.	346,000	131,245
Shin Zu Shing Co. Ltd.	1,000	2,927
Shinkong Insurance Co. Ltd.	2,000	2,279
Simplo Technology Co. Ltd.	3,600	20,895
SINBON Electronics Co. Ltd.	1,000	2,904
Sino-American Silicon Products, Inc.	29,000	99,572
Sinopac Holdings Co.	504,407	189,683
St.Shine Optical Co. Ltd.	3,000	66,021
Standard Foods Corp.	41,714	80,752
Synnex Technology International Corp.	164,100	234,229
Systex Corp.	1,000	2,037
Ta Chen Stainless Pipe Co. Ltd.	31,443	39,431
Taichung Commercial Bank Co. Ltd.	126,204	41,888
TaiMed Biologics, Inc. (a)	7,000	58,598
Tainan Spinning Co. Ltd.	5,000	2,183
Taishin Financial Holdings Co. Ltd.	419,132	205,585
Taiwan Business Bank	46,762	15,444
Taiwan Cement Corp.	211,728	272,440
Taiwan Cooperative Financial Holding Co. Ltd.	498,710	304,957
Taiwan Fertilizer Co. Ltd.	11,000	15,467
Taiwan Glass Industry Corp. (a)	24,000	13,028
Taiwan High Speed Rail Corp.	48,000	39,005
Taiwan Hon Chuan Enterprise Co. Ltd.	2,000	3,486
Taiwan Mobile Co. Ltd.	80,000	275,988
Taiwan Paiho Ltd.	17,000	35,189
Taiwan Secom Co.	33,000	95,716
Taiwan Semiconductor Manufacturing Co. Ltd.	1,154,000	9,237,009
Taiwan Shin Kong Security Co. Ltd.	2,000	2,420
Tatung Co. Ltd. (a)	104,000	132,631
TCI Co. Ltd.	3,000	56,898
TECO Electric & Machinery Co. Ltd.	75,000	54,813
Ton Yi Industrial Corp.	5,000	2,052
Tong Hsing Electronics Industries Ltd.	6,000	19,914
Tong Yang Industry Co. Ltd.	5,000	7,358
Topco Scientific Co. Ltd.	4,304	11,808
Transcend Information, Inc.	1,000	2,534
Tripod Technology Corp.	15,000	41,398
TSRC Corp.	6,000	6,278
TTY Biopharm Co. Ltd.	1,000	3,021
Tung Ho Steel Enterprise Corp.	55,000	41,186
Tung Thih Electronic Co. Ltd.	1,000	3,728
TXC Corp.	2,000	2,518
Unified-President Enterprises Corp.	244,000	644,688
Unimicron Technology Corp.	27,000	14,347
United Microelectronics Corp.	679,000	389,270
USI Corp.	5,202	2,356
Vanguard International Semiconductor Corp.	47,000	119,878
Visual Photonics Epitaxy Co. Ltd.	14,000	40,836
Voltronic Power Technology Corp.	1,000	17,396
Wafer Works Corp.	43,000	88,584
Walsin Lihwa Corp.	224,000	152,356
Walsin Technology Corp.	13,875	157,438
Waterland Financial Holdings Co. Ltd.	363,253	133,632
Wei-Chuan Food Corp. (a)	2,000	1,563
Win Semiconductors Corp.	14,389	69,637
Winbond Electronics Corp.	146,363	95,482
Wistron Corp.	259,216	200,466
Wistron NeWeb Corp.	20,059	49,982
WPG Holding Co. Ltd.	228,000	316,491
WT Microelectronics Co. Ltd.	2,235	3,300
Yageo Corp.	11,129	284,221
Yieh Phui Enterprise Co.	5,300	1,846
Yuanta Financial Holding Co. Ltd.	672,000	309,839
Yuen Foong Yu Paper Manufacturing Co.	105,000	41,545
Yulon Motor Co. Ltd.	12,000	8,299
Yungtay Engineering Co. Ltd.	18,000	28,724

TOTAL TAIWAN		35,035,650

Thailand - 0.6%
Advanced Info Service PCL (For. Reg.)	47,100	285,969
Airports of Thailand PCL (For. Reg.)	201,600	401,443
Bangkok Airways PCL	65,400	25,161
Bangkok Bank PCL (For. Reg.)	15,100	94,403
Bangkok Chain Hospital PCL	97,300	47,670
Bangkok Dusit Medical Services PCL (For. Reg.)	192,800	153,568
Bangkok Expressway and Metro PCL	366,500	91,983
Bangkok Land PCL	1,205,600	69,212
Banpu PCL (For. Reg.)	150,900	95,702
Beauty Community PCL	58,800	13,785
BEC World PCL (For. Reg.)	29,200	8,513
Berli Jucker PCL (For. Reg)	53,800	92,173
BTS Group Holdings PCL	366,700	104,157
Bumrungrad Hospital PCL (For. Reg.)	13,600	74,193
C.P. ALL PCL (For. Reg.)	242,500	546,664
Central Pattana PCL (For. Reg.)	57,000	129,779
CH. Karnchang PCL	2,700	2,151
Charoen Pokphand Foods PCL (For. Reg.)	153,160	125,447
Chularat Hospital PCL	25,300	1,734
Delta Electronics PCL (For. Reg.)	14,400	30,189
Dynasty Ceramic PCL:
warrants 5/7/21 (a)	7,160	146
(For. Reg.)	17,900	1,173
Electricity Generating PCL (For. Reg.)	9,000	62,489
Energy Absolute PCL	52,600	56,521
Energy Earth PCL (a)(d)	7,600	334
Esso Thailand PCL	74,900	32,193
Glow Energy PCL (For. Reg.)	28,700	80,657
Gunkul Engineering PCL	22,283	2,009
Hana Microelectronics PCL (For. Reg.)	12,900	13,959
Home Product Center PCL (For. Reg.)	387,600	171,257
Indorama Ventures PCL (For. Reg.)	61,200	109,450
IRPC PCL (For. Reg.)	360,500	69,890
Jasmine International Public Co. Ltd.	265,900	43,158
Kasikornbank PCL	9,300	62,895
Kasikornbank PCL (For. Reg.)	83,500	564,698
Kiatnakin Bank PCL (For. Reg.)	34,900	76,052
Krung Thai Bank PCL (For. Reg.)	207,100	118,272
Krungthai Card PCL (For. Reg.)	57,000	49,256
Land & House PCL	424,800	153,219
Major Cineplex Group PCL (For. Reg.)	1,400	1,048
Minor International PCL	114,600	130,893
Minor International PCL (For. Reg.)	81,600	93,201
Muangthai Leasing PCL	52,100	63,031
PTG Energy PCL	6,300	2,840
PTT Exploration and Production PCL (For. Reg.)	59,800	248,942
PTT Global Chemical PCL (For. Reg.)	123,300	302,969
PTT PCL (For. Reg.)	483,600	744,950
Robinsons Department Store PCL (For. Reg.)	16,400	31,178
Siam Cement PCL (For. Reg.)	21,000	284,040
Siam Commercial Bank PCL (For. Reg.)	100,400	422,483
Siam Global House PCL	51,598	26,985
Sino-Thai Engineering & Construction PCL (For. Reg.) (a)	16,300	10,485
Sri Trang Agro-Industry PCL (a)	17,760	5,979
Supalai PCL (For. Reg.) (a)	85,475	61,145
Thai Airways International PCL (For. Reg.) (a)	60,900	25,627
Thai Oil PCL (For. Reg.)	50,000	120,604
Thai Union Frozen Products PCL (For. Reg.)	118,800	58,561
Thai Vegetable Oil PCL	29,800	26,199
Thanachart Capital PCL (For. Reg.)	26,800	41,283
TISCO Financial Group PCL	10,800	25,320
TMB PCL (For. Reg.)	446,200	30,846
True Corp. PCL (For. Reg.)	399,500	75,049
TTW PCL	130,400	48,993
Vibhavadi Medical Center PCL	93,584	6,751
WHA Corp. PCL	232,000	27,335

TOTAL THAILAND		6,978,261

Turkey - 0.2%
AG Anadolu Grubu Holding A/S	8,884	31,925
Akbank T.A.S.	90,481	132,814
Akcansa Cimento A/S	294	523
Albaraka Turk Katilim Bankasi A/S	3,589	955
Anadolu Efes Biracilik Ve Malt Sanayii A/S	9,935	41,793
Anadolu Sigoria	2,500	2,152
Arcelik A/S	11,166	28,587
Aselsan A/S	28,147	155,093
Aygaz A/S	428	900
Bim Birlesik Magazalar A/S JSC	11,907	171,153
Cimsa Cimento Sanayi Ve Ticaret A/S	254	514
Coca-Cola Icecek Sanayi A/S	3,284	19,789
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	124,151	44,362
Eregli Demir ve Celik Fabrikalari T.A.S.	57,872	129,714
Ford Otomotiv Sanayi A/S	3,281	39,301
Haci Omer Sabanci Holding A/S	30,143	51,957
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D (a)	56,075	49,865
Koc Holding A/S	26,860	75,855
Petkim Petrokimya Holding A/S	50,594	45,607
Soda Sanayii AS	51,836	67,248
TAV Havalimanlari Holding A/S	7,122	41,961
Tekfen Holding A/S	9,172	36,312
Tofas Turk Otomobil Fabrikasi A/S	8,164	38,122
Tupras Turkiye Petrol Rafinerileri A/S	4,942	107,960
Turk Hava Yollari AO (a)	24,007	84,223
Turk Sise ve Cam Fabrikalari A/S	66,361	67,365
Turkcell Iletisim Hizmet A/S	49,501	130,046
Turkiye Garanti Bankasi A/S	167,544	241,851
Turkiye Halk Bankasi A/S	29,067	40,896
Turkiye Is Bankasi A/S Series C	61,034	62,948
Turkiye Sinai Kalkinma Bankasi A/S	136,631	23,856
Turkiye Vakiflar Bankasi TAO	61,575	51,505
Ulker Biskuvi Sanayi A/S (a)	5,387	19,118
Yapi ve Kredi Bankasi A/S (a)	45,566	19,612

TOTAL TURKEY		2,055,882

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC (a)	88,416	170,422
Air Arabia PJSC (a)	150,733	43,909
Aldar Properties PJSC	277,570	153,402
Arabtec Holding Co. (a)	17,581	9,477
Damac Properties Dubai Co. PJSC (a)	80,493	51,059
DP World Ltd.	7,021	161,483
Dubai Investments Ltd. (a)	140,493	77,262
Dubai Islamic Bank Pakistan Ltd.	66,813	91,494
Dubai Parks and Resorts PJSC (a)	83,207	7,611
Emaar Development PJSC (a)	62,036	86,134
Emaar Malls Group PJSC (a)	111,607	61,984
Emaar Properties PJSC	152,278	218,893
Emirates Telecommunications Corp.	81,587	385,373
Eshraq Properties Co. PJSC (a)	6,866	1,140
National Bank of Abu Dhabi PJSC	63,676	235,763
Waha Capital PJSC (a)	6,006	2,943

TOTAL UNITED ARAB EMIRATES		1,758,349

United Kingdom - 11.2%
3i Group PLC	43,669	543,143
AA PLC	20,133	29,597
Abcam PLC	10,446	202,647
Acacia Mining PLC (a)	2,351	3,774
Admiral Group PLC	9,978	259,444
Advanced Medical Solutions Group PLC	6,326	29,933
Aggreko PLC	11,667	113,810
Allied Minds PLC (a)	3,073	3,428
Anglo American PLC (United Kingdom)	50,563	1,149,998
Antofagasta PLC	17,095	225,054
AO World PLC (a)	14,204	26,548
Arrow Global Group PLC	4,919	16,496
Ascential PLC	26,068	143,705
Ashmore Group PLC	19,573	93,668
Ashtead Group PLC	23,088	709,420
ASOS PLC (a)	2,371	188,902
Associated British Foods PLC	17,568	566,095
Assura PLC	197,531	146,746
AstraZeneca PLC (United Kingdom)	59,185	4,555,841
Auto Trader Group PLC (c)	48,901	272,763
Aveva Group PLC	2,982	102,939
Aviva PLC	184,908	1,211,836
Babcock International Group PLC	11,094	104,056
BAE Systems PLC	144,271	1,235,008
Balfour Beatty PLC	20,627	79,489
Bank of Georgia Group PLC	1,624	38,906
Barclays PLC	807,150	2,053,234
Barratt Developments PLC	44,762	313,738
BBA Aviation PLC	39,314	180,606
Beazley PLC	27,623	203,399
Bellway PLC	5,243	200,739
Berkeley Group Holdings PLC	5,561	272,475
BHP Billiton PLC	99,194	2,282,825
Biffa PLC (c)	16,227	49,200
Big Yellow Group PLC	13,146	164,179
Blue Prism Group PLC (a)	2,243	52,640
Bodycote PLC	14,511	190,464
Bovis Homes Group PLC	8,985	136,035
BP PLC	924,184	6,945,653
Brewin Dolphin Holding PLC	17,451	80,398
British American Tobacco PLC (United Kingdom)	106,393	5,848,670
British Land Co. PLC	40,090	347,398
Britvic PLC	9,411	99,313
BT Group PLC	405,074	1,239,157
BTG PLC (a)	21,113	147,150
Bunzl PLC	15,094	448,733
Burberry Group PLC	19,663	543,789
Cairn Energy PLC (a)	19,645	62,967
Capita Group PLC	86,609	184,159
Capital & Counties Properties PLC	32,919	118,994
Card Factory PLC	8,017	22,203
Carnival PLC	9,426	547,156
Carphone Warehouse Group PLC	54,588	126,748
Centrica PLC	251,591	491,211
Chemring Group PLC	30,409	91,202
Cineworld Group PLC	51,905	184,627
Civitas Social Housing PLC	12,154	16,671
Clinigen Group PLC	6,234	82,315
Close Brothers Group PLC	8,129	169,435
Coats Group PLC (a)	99,237	108,110
Cobham PLC (a)	106,354	174,563
Coca-Cola European Partners PLC	11,972	493,725
Compass Group PLC	73,600	1,583,817
Computacenter PLC	7,919	162,771
ConvaTec Group PLC (c)	84,146	241,876
Conviviality PLC (d)	5,769	0
Costain Group PLC	1,866	10,691
Countryside Properties PLC (c)	44,767	196,725
Countrywide PLC (a)	278	178
Crest Nicholson PLC	7,984	39,906
Croda International PLC	5,374	362,557
CVS Group PLC	1,909	28,364
CYBG PLC (b)	48,341	219,283
Daily Mail & General Trust PLC Class A	14,123	138,194
Dairy Crest Group PLC	2,499	15,908
Dart Group PLC	3,875	46,818
De La Rue PLC	4,598	30,538
Debenhams PLC	18,859	2,973
Dechra Pharmaceuticals PLC	4,831	189,340
Derwent London PLC	5,464	223,974
DFS Furniture PLC	13,771	37,054
Diageo PLC	111,158	4,078,109
Dialog Semiconductor PLC (a)	3,351	58,131
Dignity PLC	1,628	21,625
Diploma PLC	6,915	119,444
Direct Line Insurance Group PLC	66,382	299,639
Domino's Pizza UK & IRL PLC	24,401	101,015
Drax Group PLC	23,908	114,162
DS Smith PLC	85,340	564,546
Dunelm Group PLC	2,111	14,533
easyJet PLC	6,049	128,542
Electrocomponents PLC	23,365	220,072
Elementis PLC	15,588	53,237
EMIS Group PLC	1,676	20,062
Empiric Student Property PLC	23,726	29,584
EnQuest PLC (a)	58,344	27,645
Enterprise Inns PLC (a)	34,056	68,391
Equiniti Group PLC (c)	12,680	35,616
Essentra PLC	19,084	120,534
esure Group PLC	6,609	17,696
Evraz PLC	17,156	125,426
Faroe Petroleum PLC (a)	2,833	5,228
Ferrexpo PLC	15,676	40,143
Fever-Tree Drinks PLC	5,238	236,848
Firstgroup PLC (a)	54,355	62,996
Forterra PLC	9,489	37,115
Fresnillo PLC	11,801	160,935
G4S PLC (United Kingdom)	69,288	251,005
Galliford Try PLC	8,705	106,545
Games Workshop Group PLC	2,944	115,731
GB Group PLC	4,899	34,723
Genus PLC	2,800	105,403
Georgia Capital PLC (a)	1,624	21,069
GlaxoSmithKline PLC	231,885	4,816,310
Gocompare.com Group PLC	20,148	32,157
Grainger Trust PLC	16,607	66,788
Great Portland Estates PLC	9,397	88,299
Greene King PLC	17,834	120,504
Greggs PLC	2,983	41,268
Halfords Group PLC	3,024	12,971
Halma PLC	15,950	294,558
Hammerson PLC	38,651	264,716
Hansteen Holdings PLC	4,785	6,909
Hargreaves Lansdown PLC	13,494	367,692
Hastings Group Holdings PLC (c)	28,228	92,256
Hays PLC	68,438	178,489
Helical Bar PLC	4,937	20,736
Hikma Pharmaceuticals PLC	8,637	186,032
Hill & Smith Holdings PLC	7,635	151,021
Hochschild Mining PLC	7,631	17,478
HomeServe PLC	13,003	172,719
Hostelworld Group PLC (c)	1,535	5,863
Howden Joinery Group PLC	24,838	155,540
HSBC Holdings PLC (United Kingdom)	913,234	8,745,408
Hunting PLC (a)	9,314	95,600
Hurricane Energy PLC (a)	40,558	26,670
Ibstock PLC (c)	31,649	102,024
IG Group Holdings PLC	19,211	232,108
IMI PLC	12,291	200,366
Imperial Tobacco Group PLC	44,706	1,714,596
Inchcape PLC	15,061	139,465
Indivior PLC (a)	31,065	124,688
Informa PLC	53,467	553,986
Inmarsat PLC	20,869	156,023
InterContinental Hotel Group PLC	7,838	484,245
Intermediate Capital Group PLC	13,762	191,832
International Personal Finance PLC	7,621	24,027
International Quantum Epitaxy PLC (a)(b)	32,218	41,823
Intertek Group PLC	7,276	561,547
Intu Properties PLC (a)	32,401	74,254
Investec PLC	30,172	218,525
iomart Group PLC	1,226	6,308
ITE Group PLC	27,302	29,743
ITV PLC (a)	166,194	359,600
J Sainsbury PLC	86,293	370,373
J.D. Weatherspoon PLC	1,928	30,848
Jackpotjoy PLC (a)	1,132	14,784
John David Group PLC	19,930	122,399
John Laing Group PLC (c)	53,157	203,453
John Menzies PLC	927	7,884
John Wood Group PLC	34,517	294,394
Johnson Matthey PLC	9,503	468,991
JRP Group PLC	41,715	59,298
Jupiter Fund Management PLC	32,708	188,037
Just Eat Holding Ltd. (a)	28,601	297,694
KAZ Minerals PLC (a)	10,534	117,027
Kcom Group PLC	8,465	10,366
Keller Group PLC	9,943	140,686
Keywords Studios PLC	2,469	59,175
Kier Group PLC	3,223	40,907
Kingfisher PLC	113,977	443,120
Land Securities Group PLC	32,093	397,142
Legal & General Group PLC	272,681	940,223
Lloyds Banking Group PLC	3,207,666	2,629,254
London Stock Exchange Group PLC	13,687	789,915
Londonmetric Properity PLC	40,117	99,098
Lookers PLC	2,630	3,625
Man Group PLC	77,205	175,817
Marks & Spencer Group PLC	66,636	269,386
Marshalls PLC	6,565	37,311
McCarthy & Stone PLC (c)	17,225	24,485
Mediclinic International PLC (London)	13,949	93,741
Meggitt PLC	32,839	245,772
Melrose Industries PLC	217,169	615,413
Merlin Entertainments PLC (c)	30,745	158,915
Metro Bank PLC (a)	3,333	139,991
Micro Focus International PLC	20,338	331,864
Mitchells & Butlers PLC	6,311	20,974
Mitie Group PLC	6,852	13,832
Mondi PLC	15,717	432,597
Moneysupermarket.com Group PLC	30,685	126,506
Morgan Advanced Materials PLC	8,008	37,503
N Brown Group PLC	3,824	7,288
National Express Group PLC Class L	22,645	120,258
National Grid PLC	153,399	1,637,530
NCC Group Ltd.	7,668	22,122
NewRiver REIT PLC	15,425	55,474
NEX Group PLC	16,842	223,270
Next PLC	7,334	571,414
NMC Health PLC	5,522	275,130
Northgate PLC	8,573	49,173
Nostrum Oil & Gas LP (a)	1,976	5,187
Ocado Group PLC (a)	24,849	360,728
On The Beach Group PLC (c)	3,023	17,597
OneSavings Bank PLC	9,977	56,965
Ophir Energy PLC (a)	39,780	22,608
Oxford Instruments PLC	1,621	20,298
P2P Global Investments PLC	5,361	56,644
Pagegroup PLC	14,774	116,059
Paragon Banking Group PLC	21,947	143,457
Pearson PLC	39,706	480,923
Pendragon PLC	85,397	26,173
Pennon Group PLC	20,124	198,473
Persimmon PLC	15,307	498,664
Pets At Home Group PLC	9,173	13,978
Photo-Me International PLC	11,079	16,170
Polypipe Group PLC	17,721	87,363
Premier Foods PLC (a)	23,207	12,534
Premier Oil PLC (a)	58,507	98,296
Primary Health Properties PLC	40,112	59,599
Provident Financial PLC	14,724	129,484
Prudential PLC	118,460	2,794,891
Purplebricks Group PLC (a)(b)	10,054	37,055
PZ Cussons PLC Class L	16,813	51,418
QinetiQ Group PLC	16,719	59,382
Quilter PLC	77,502	157,369
Rathbone Brothers PLC	1,656	53,383
Reckitt Benckiser Group PLC	30,656	2,733,002
Redde PLC	25,770	56,081
Redrow PLC	14,846	104,640
RELX PLC	48,480	1,057,889
Renishaw PLC	1,666	119,613
Rentokil Initial PLC	90,686	403,868
Restore PLC	3,422	22,458
Rightmove PLC	5,964	381,304
Rio Tinto PLC	55,230	3,032,178
Rolls-Royce Holdings PLC	78,121	1,015,693
Rotork PLC	41,450	195,804
Royal Bank of Scotland Group PLC (a)	231,638	774,635
Royal Dutch Shell PLC:
Class A (United Kingdom)	221,226	7,580,728
Class B (United Kingdom)	163,216	5,717,003
Royal Mail PLC	46,011	283,177
RPC Group PLC	22,440	239,988
RPS Group PLC	24,886	80,190
RSA Insurance Group PLC	52,141	440,875
Safestore Holdings PLC	4,786	35,178
Saga PLC	59,263	96,610
Sage Group PLC	47,399	386,968
Savills PLC	10,381	120,723
Scapa Group PLC	4,991	28,392
Schroders PLC	4,695	191,836
Scottish & Southern Energy PLC	46,097	755,365
Segro PLC	44,132	385,204
Senior Engineering Group PLC	40,300	167,785
Serco Group PLC (a)	34,128	45,287
Severn Trent PLC	12,251	311,069
Shaftesbury PLC	6,361	77,814
Shanks Group PLC	22,634	20,796
SIG PLC	12,607	20,088
Sirius Minerals PLC (a)	252,896	120,759
SKY PLC	46,569	931,226
Smart Metering Systems PLC	2,619	21,588
Smith & Nephew PLC	42,128	729,407
Smiths Group PLC	17,389	368,378
SOCO International PLC	500	629
Softcat PLC	3,043	32,272
Sophos Group PLC (c)	12,099	76,671
Sound Energy PLC (a)	8,859	4,891
Spectris PLC	6,306	191,611
Spirax-Sarco Engineering PLC	3,081	280,853
Spire Healthcare Group PLC (c)	16,378	53,312
Sports Direct International PLC (a)	6,585	35,739
SSP Group PLC	18,399	164,604
St. James's Place Capital PLC	27,059	428,149
St. Modwen Properties PLC	10,219	54,322
Stagecoach Group PLC	12,696	26,596
Standard Chartered PLC (United Kingdom)	127,487	1,151,251
Standard Life PLC	123,206	505,033
Stock Spirits Group PLC	10,658	30,217
SuperGroup PLC	2,109	34,436
Synthomer PLC	15,742	109,303
TalkTalk Telecom Group PLC (b)	30,162	45,409
Tate & Lyle PLC	21,590	176,829
Taylor Wimpey PLC	143,193	328,815
Ted Baker PLC	2,860	82,811
Telecom Plus PLC	3,457	46,827
Tesco PLC	449,796	1,536,057
The Go-Ahead Group PLC	2,295	46,450
The Restaurant Group PLC	3,104	10,797
The Weir Group PLC	13,074	334,368
Thomas Cook Group PLC	82,838	104,271
TORM PLC	167	1,297
Travis Perkins PLC	12,141	190,591
Tritax Big Box REIT PLC	65,993	131,921
Tullett Prebon PLC	22,995	84,510
Tullow Oil PLC (a)	88,848	264,139
Ultra Electronics Holdings PLC	3,091	66,983
Unilever PLC	56,493	3,227,161
Unite Group PLC	12,428	142,896
United Utilities Group PLC	33,372	315,027
Vectura Group PLC (a)	18,438	19,361
Vedanta Resources PLC	2,315	24,916
Vesuvius PLC	6,559	54,624
Victoria PLC (a)	6,214	67,370
Victrex PLC	6,984	289,122
Virgin Money Holdings Uk PLC	13,589	70,721
Vodafone Group PLC	1,258,120	3,073,539
Watkin Jones PLC	6,697	17,281
WH Smith PLC	9,401	237,531
Whitbread PLC	9,319	478,869
William Hill PLC	34,280	133,858
WM Morrison Supermarkets PLC	104,955	359,963
Wolverhampton & Dudley Breweries PLC	23,336	28,960
Workspace Group PLC	8,125	115,816

TOTAL UNITED KINGDOM		132,160,723

United States of America - 0.1%
Hecla Mining Co.	2,235	7,152
Southern Copper Corp.	4,872	240,482
Yum China Holdings, Inc.	18,561	669,681

TOTAL UNITED STATES OF AMERICA		917,315

TOTAL COMMON STOCKS
(Cost $1,112,818,272)		1,154,026,906

Nonconvertible Preferred Stocks - 1.1%
Brazil - 0.5%
Alpargatas SA (PN)	5,800	19,703
Banco ABC Brasil SA	3,328	13,761
Banco Bradesco SA (PN)	157,905	1,284,427
Banco do Estado Rio Grande do Sul SA	5,300	22,212
Bradespar SA (PN)	9,679	84,017
Braskem SA (PN-A)	8,800	128,273
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	9,862	50,659
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	6,761	149,782
Companhia de Saneamento do Parana	15,500	34,277
Companhia Energetica de Minas Gerais (CEMIG) (PN)	52,535	115,195
Companhia Energetica de Sao Paulo Series B	5,300	24,585
Companhia Paranaense de Energia-Copel (PN-B)	7,200	39,325
Gerdau SA	42,203	187,554
Gol Linhas Aereas Inteligentes SA (PN) (a)	2,100	7,727
Itau Unibanco Holding SA	150,807	1,808,093
Itausa-Investimentos Itau SA (PN)	213,632	593,090
Lojas Americanas SA (PN)	34,700	167,708
Marcopolo SA (PN)	10,100	10,226
Metalurgica Gerdau SA (PN)	20,800	42,616
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	186,386	979,280
Telefonica Brasil SA	19,600	214,418

TOTAL BRAZIL		5,976,928

Chile - 0.0%
Embotelladora Andina SA Class B	34,522	141,283
Sociedad Quimica y Minera de Chile SA (PN-B)	5,986	288,184

TOTAL CHILE		429,467

Colombia - 0.0%
Bancolombia SA (PN)	14,703	168,877
Grupo Aval Acciones y Valores SA	145,146	57,496
Grupo de Inversiones Suramerica SA	9,299	111,890

TOTAL COLOMBIA		338,263

Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	3,209	265,673
Biotest AG (non-vtg.)	1,682	48,483
Draegerwerk AG & Co. KGaA (non-vtg.)	125	9,596
Fuchs Petrolub AG	4,826	272,458
Henkel AG & Co. KGaA	6,888	863,843
Jungheinrich AG	2,802	103,145
Porsche Automobil Holding SE (Germany)	8,372	566,284
Sartorius AG (non-vtg.)	1,761	286,232
Sixt AG Preference Shares	548	45,689
Sto SE & Co. KGaA	28	3,602
Volkswagen AG	8,874	1,579,558

TOTAL GERMANY		4,044,563

Italy - 0.0%
Buzzi Unicem SpA (Risparmio Shares)	1,220	15,179
Danieli & C. Officine Meccaniche SpA	1,027	18,014
Telecom Italia SpA (Risparmio Shares)	503,104	335,334

TOTAL ITALY		368,527

Korea (South) - 0.2%
AMOREPACIFIC Corp.	528	67,810
Daishin Securities Co. Ltd.	4,429	35,083
Hyundai Motor Co.	1,277	93,814
Hyundai Motor Co. Series 2	905	71,280
LG Chemical Ltd.	665	129,002
LG Household & Health Care Ltd.	112	66,890
Samsung Electronics Co. Ltd.	44,111	1,515,304

TOTAL KOREA (SOUTH)		1,979,183

Panama - 0.0%
Avianca Holdings SA	19,286	16,013
Russia - 0.0%
AK Transneft OAO	26	67,670
Surgutneftegas OJSC	397,255	219,695

TOTAL RUSSIA		287,365

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $13,595,295)		13,440,309
	Principal Amount	Value

Government Obligations - 0.3%
United States of America - 0.3%
U.S. Treasury Bills, yield at date of purchase 2.07% 1/3/19(e)
(Cost $3,270,845)	3,300,000	3,270,091
	Shares	Value

Money Market Funds - 1.9%
Fidelity Cash Central Fund, 1.96% (f)	11,117,515	11,119,739
Fidelity Securities Lending Cash Central Fund 1.97% (f)(g)	12,002,982	12,004,183
TOTAL MONEY MARKET FUNDS
(Cost $23,123,922)		23,123,922
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $1,152,808,334)		1,193,861,228
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(8,697,616)
NET ASSETS - 100%		$1,185,163,612

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	123	Sept. 2018	$12,326,445	$330,233	$330,233
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	78	Sept. 2018	4,275,570	175,805	175,805
TME S&P/TSX 60 Index Contracts (Canada)	8	Sept. 2018	1,204,259	19,546	19,546
TOTAL FUTURES CONTRACTS					$525,584

The notional amount of futures purchased as a percentage of Net Assets is 1.5%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,162,333 or 1.0% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $824,459.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$406,136
Fidelity Securities Lending Cash Central Fund	59,534
Total	$465,670

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$135,431,373	$96,060,294	$39,366,134	$4,945
Consumer Staples	107,126,322	57,555,245	49,569,712	1,365
Energy	80,904,624	44,299,658	36,599,663	5,303
Financials	242,872,654	165,998,206	76,874,448	--
Health Care	94,669,986	39,589,710	55,070,254	10,022
Industrials	149,053,194	102,676,774	46,376,420	--
Information Technology	136,780,630	84,686,096	52,093,800	734
Materials	99,867,421	70,330,231	29,537,190	--
Real Estate	47,150,617	43,410,828	3,739,789	--
Telecommunication Services	39,704,652	15,918,520	23,786,132	--
Utilities	33,905,742	26,009,714	7,896,028	--
Government Obligations	3,270,091	--	3,270,091	--
Money Market Funds	23,123,922	23,123,922	--	--
Total Investments in Securities:	$1,193,861,228	$769,659,198	$424,179,661	$22,369
Derivative Instruments:
Assets
Futures Contracts	$525,584	$525,584	$--	$--
Total Assets	$525,584	$525,584	$--	$--
Total Derivative Instruments:	$525,584	$525,584	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$18,690,914
Level 2 to Level 1	$45,135,115

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® International Sustainability Index Fund

July 31, 2018

ISY-QTLY-0918
1.9883820.101

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
Australia - 6.8%
AGL Energy Ltd.	2,206	$36,040
Amcor Ltd.	3,929	43,990
AMP Ltd.	9,253	23,373
APA Group unit	3,725	26,706
ASX Ltd.	611	29,819
Aurizon Holdings Ltd.	6,428	21,729
Australia & New Zealand Banking Group Ltd.	9,778	212,852
Bendigo & Adelaide Bank Ltd.	1,509	13,128
BlueScope Steel Ltd.	1,769	23,210
Boral Ltd.	3,738	18,468
Brambles Ltd.	5,469	40,144
Caltex Australia Ltd.	826	19,981
Coca-Cola Amatil Ltd.	1,737	12,373
Cochlear Ltd.	182	27,498
Commonwealth Bank of Australia	5,844	324,723
Computershare Ltd.	1,458	19,704
CSL Ltd.	1,507	220,130
DEXUS Property Group unit	3,213	24,062
Flight Centre Travel Group Ltd.	172	8,691
Goodman Group unit	5,660	40,495
Harvey Norman Holdings Ltd.	2,084	5,496
Healthscope Ltd.	5,288	8,565
Insurance Australia Group Ltd.	7,973	47,625
Lendlease Group unit	2,018	30,180
Macquarie Group Ltd.	1,087	99,188
Mirvac Group unit	11,725	19,861
National Australia Bank Ltd.	9,097	191,540
Newcrest Mining Ltd.	2,588	41,589
Orica Ltd.	1,334	17,423
Origin Energy Ltd. (a)	5,990	43,479
Ramsay Health Care Ltd.	447	18,677
Scentre Group unit	18,046	56,981
SEEK Ltd.	1,043	16,560
South32 Ltd.	17,357	46,037
SP AusNet	5,623	6,810
Stockland Corp. Ltd. unit	7,704	23,753
Sydney Airport unit	3,470	18,227
Telstra Corp. Ltd.	13,168	27,767
The GPT Group unit	5,781	22,162
Transurban Group unit	7,520	65,368
Wesfarmers Ltd.	3,808	139,930
Westpac Banking Corp.	11,361	248,720
Woodside Petroleum Ltd.	2,963	79,557

TOTAL AUSTRALIA		2,462,611

Austria - 0.1%
OMV AG	466	26,352
Voestalpine AG	402	20,152

TOTAL AUSTRIA		46,504

Bailiwick of Jersey - 0.4%
Wolseley PLC	795	62,713
WPP PLC	4,238	66,291

TOTAL BAILIWICK OF JERSEY		129,004

Belgium - 0.5%
Colruyt NV	187	11,178
KBC Groep NV	836	64,285
Solvay SA Class A	255	34,962
UCB SA	427	36,679
Umicore SA	700	40,927

TOTAL BELGIUM		188,031

Bermuda - 0.2%
Alibaba Pictures Group Ltd. (a)	40,000	4,739
Beijing Enterprises Water Group Ltd.	18,000	9,815
Brilliance China Automotive Holdings Ltd.	10,000	13,046
GOME Electrical Appliances Holdings Ltd. (a)	32,000	3,384
Haier Electronics Group Co. Ltd.	4,000	11,670
HengTen Networks Group Ltd. (a)	80,000	2,548
Li & Fung Ltd.	18,000	6,100
Shangri-La Asia Ltd.	4,000	6,543
Yue Yuen Industrial (Holdings) Ltd.	2,500	6,721

TOTAL BERMUDA		64,566

Brazil - 0.6%
Atacadao Distribuicao Comercio e Industria Ltda	1,200	5,000
BM&F BOVESPA SA	7,000	44,369
BR Malls Participacoes SA	2,500	6,628
Brasil Foods SA (a)	1,800	10,862
Cielo SA	3,900	14,911
Companhia Energetica de Minas Gerais (CEMIG)	13	25
Cosan SA Industria e Comercio	500	4,912
EDP Energias do Brasil SA	1,300	4,728
Embraer SA	100	513
ENGIE Brasil Energia SA	600	5,977
Fibria Celulose SA	800	15,773
Hypermarcas SA	100	739
Klabin SA unit	2,400	12,917
Kroton Educacional SA	4,400	13,247
Localiza Rent A Car SA	1,500	9,492
Lojas Renner SA	2,200	18,100
M. Dias Branco SA	300	3,067
Multiplan Empreendimentos Imobiliarios SA	900	4,815
Natura Cosmeticos SA	600	4,652
Odontoprev SA	800	2,841
TIM Participacoes SA (a)	2,700	8,920
Ultrapar Participacoes SA	1,200	12,997
Weg SA	2,840	14,006

TOTAL BRAZIL		219,491

Canada - 7.1%
Agnico Eagle Mines Ltd. (Canada)	780	32,679
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,445	66,371
AltaGas Ltd.	872	17,744
ARC Resources Ltd.	1,184	14,062
ATCO Ltd. Class I (non-vtg.)	8	245
Bank of Montreal	2,135	169,228
Bank of Nova Scotia	3,977	235,682
BlackBerry Ltd. (a)	1,590	15,608
CAE, Inc.	830	17,291
Canadian Imperial Bank of Commerce	1,456	132,880
Canadian National Railway Co.	2,467	220,216
Canadian Tire Ltd. Class A (non-vtg.)	214	29,146
Canadian Utilities Ltd. Class A (non-vtg.)	4	100
Cenovus Energy, Inc.	3,497	35,082
CGI Group, Inc. Class A (sub. vtg.) (a)	854	55,132
Emera, Inc.	198	6,416
Empire Co. Ltd. Class A (non-vtg.)	543	11,195
Enbridge, Inc.	5,649	200,626
Encana Corp.	3,272	45,149
Finning International, Inc.	33	864
First Capital Realty, Inc.	502	7,826
Fortis, Inc.	1,392	45,767
Franco-Nevada Corp.	623	45,698
Gildan Activewear, Inc.	693	17,852
Hydro One Ltd. (b)	1,088	15,891
Kinross Gold Corp. (a)	54	195
Loblaw Companies Ltd.	658	34,791
Lundin Mining Corp.	2,221	12,293
Magna International, Inc. Class A (sub. vtg.)	1,146	69,807
Metro, Inc. Class A (sub. vtg.)	826	27,850
National Bank of Canada	4	196
Nutrien Ltd.	2,147	116,605
Open Text Corp.	890	33,121
Pembina Pipeline Corp.	25	899
PrairieSky Royalty Ltd.	669	12,692
Rogers Communications, Inc. Class B (non-vtg.)	1,211	61,739
Shaw Communications, Inc. Class B	22	460
Sun Life Financial, Inc.	2,021	82,652
Suncor Energy, Inc.	5,475	230,557
Teck Resources Ltd. Class B (sub. vtg.)	1,725	44,993
The Toronto-Dominion Bank	6,111	362,521
Vermilion Energy, Inc.	406	13,976
Wheaton Precious Metals Corp.	1,494	31,308
WSP Global, Inc.	360	20,462

TOTAL CANADA		2,595,867

Cayman Islands - 3.5%
3SBio, Inc. (b)	4,000	8,531
AAC Technology Holdings, Inc.	2,500	31,851
Anta Sports Products Ltd.	4,000	20,385
ASM Pacific Technology Ltd.	1,000	12,033
Chailease Holding Co. Ltd.	4,080	13,342
China Conch Venture Holdings Ltd.	5,000	18,824
China Medical System Holdings Ltd.	4,000	6,839
China Mengniu Dairy Co. Ltd.	9,000	27,863
Ctrip.com International Ltd. ADR (a)	1,315	54,112
Fullshare Holdings Ltd.	22,500	9,918
GCL-Poly Energy Holdings Ltd. (a)	35,000	3,077
Geely Automobile Holdings Ltd.	16,000	36,488
Lee & Man Paper Manufacturing Ltd.	5,000	4,860
New Oriental Education & Technology Group, Inc. sponsored ADR	477	41,041
Shenzhou International Group Holdings Ltd.	3,000	36,788
Shui On Land Ltd.	13,000	3,031
Sino Biopharmaceutical Ltd.	22,500	30,730
SOHO China Ltd.	6,500	3,056
Tencent Holdings Ltd.	19,000	864,785
Towngas China Co. Ltd.	4,080	4,055
Vipshop Holdings Ltd. ADR (a)	1,446	13,954
Wharf Real Estate Investment Co. Ltd.	4,000	29,125
Zhongsheng Group Holdings Ltd. Class H	2,000	4,556

TOTAL CAYMAN ISLANDS		1,279,244

Chile - 0.3%
Aguas Andinas SA	10,132	5,910
Compania de Petroleos de Chile SA (COPEC)	1,232	19,795
Empresa Nacional de Telecomunicaciones SA (ENTEL)	543	5,125
Empresas CMPC SA	3,947	15,995
Enersis SA	88,307	15,600
LATAM Airlines Group SA	954	10,806
S.A.C.I. Falabella	2,623	24,426

TOTAL CHILE		97,657

China - 1.5%
Air China Ltd. (H Shares)	6,000	5,519
BBMG Corp. (H Shares)	8,000	3,149
BYD Co. Ltd. (H Shares)	2,000	11,313
China CITIC Bank Corp. Ltd. (H Shares)	28,000	17,944
China Construction Bank Corp. (H Shares)	320,000	292,571
China Eastern Airlines Corp. Ltd. (H Shares)	6,000	3,738
China Everbright Bank Co. Ltd. (H Shares)	8,000	3,506
China International Marine Containers (Group) Ltd. (H Shares)	1,700	1,956
China Longyuan Power Grid Corp. Ltd. (H Shares)	10,000	9,313
China Merchants Bank Co. Ltd. (H Shares)	13,000	50,764
China Minsheng Banking Corp. Ltd. (H Shares)	21,000	15,545
China Molybdenum Co. Ltd. (H Shares)	12,000	6,115
China Shenhua Energy Co. Ltd. (H Shares)	11,000	24,806
China Shipping Container Lines Co. Ltd. (H Shares) (a)	15,000	2,389
China Southern Airlines Ltd. (H Shares)	6,000	4,227
China Vanke Co. Ltd. (H Shares)	4,200	13,404
Chongqing Changan Automobile Co. Ltd. (B Shares)	2,200	1,920
CRRC Corp. Ltd. (H Shares)	13,000	11,395
Dongfeng Motor Group Co. Ltd. (H Shares)	10,000	10,027
Guangzhou Automobile Group Co. Ltd. (H Shares)	11,200	10,502
Huaneng Renewables Corp. Ltd. (H Shares)	16,000	5,952
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	3,800	5,001
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	8,000	6,115
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)	1,500	7,157
Shanghai Pharma Holding Co. Ltd. (H Shares)	2,700	7,155
Sinopharm Group Co. Ltd. (H Shares)	4,000	16,919
Sinotrans Ltd. (H Shares)	7,000	3,237
Xinjiang Goldwind Science & Technology Co. Ltd. (H Shares)	2,200	2,800
Zhejiang Expressway Co. Ltd. (H Shares)	4,000	3,394

TOTAL CHINA		557,833

Colombia - 0.1%
Cementos Argos SA	1,977	6,292
Interconexion Electrica SA ESP	1,380	6,779
Inversiones Argos SA	845	5,671

TOTAL COLOMBIA		18,742

Czech Republic - 0.1%
Ceske Energeticke Zavody A/S	529	13,884
Komercni Banka A/S	245	10,636

TOTAL CZECH REPUBLIC		24,520

Denmark - 1.7%
Christian Hansen Holding A/S	331	34,271
Coloplast A/S Series B	395	43,079
DONG Energy A/S (b)	628	38,729
Genmab A/S (a)	204	34,957
H Lundbeck A/S	236	17,084
ISS Holdings A/S	519	19,400
Novo Nordisk A/S Series B	5,884	292,713
Novozymes A/S Series B	758	39,907
Pandora A/S	376	26,728
Tryg A/S	395	9,663
Vestas Wind Systems A/S	683	44,061
William Demant Holding A/S (a)	352	16,825

TOTAL DENMARK		617,417

Egypt - 0.0%
Commercial International Bank SAE	1,588	7,553
Commercial International Bank SAE sponsored GDR	1,937	8,862

TOTAL EGYPT		16,415

Finland - 0.8%
Metso Corp.	363	13,286
Neste Oyj	428	35,344
Nokia Corp.	18,778	101,921
Nokian Tyres PLC	383	16,611
Orion Oyj (B Shares)	317	10,920
Stora Enso Oyj (R Shares)	1,853	30,628
UPM-Kymmene Corp.	1,786	63,406
Wartsila Corp.	1,489	32,194

TOTAL FINLAND		304,310

France - 7.2%
Accor SA	627	32,319
Aeroports de Paris	3	671
Air Liquide SA	1,426	182,320
Atos Origin SA	317	42,573
AXA SA	6,439	162,245
BIC SA	90	8,603
Bouygues SA	736	32,369
Capgemini SA	532	68,306
Carrefour SA	1,999	35,904
Casino Guichard Perrachon SA	171	6,967
CNP Assurances	547	12,793
Compagnie de St. Gobain	1,664	74,086
Credit Agricole SA	3,767	52,927
Danone SA	2,069	162,442
Eiffage SA	263	29,438
Essilor International SA	691	101,972
Eurazeo SA	143	11,061
Gecina SA	159	27,127
Groupe Eurotunnel SA	1,575	20,802
Imerys SA	113	8,774
Ingenico SA	200	16,595
Ipsen SA	126	20,944
JCDecaux SA	238	7,776
Kering SA	252	134,372
L'Oreal SA	837	205,047
Lagardere S.C.A. (Reg.)	27	789
Michelin CGDE Series B	569	73,070
Natixis SA	2,999	21,567
Orange SA	6,604	112,543
Renault SA	640	56,346
Rexel SA	959	15,010
Schneider Electric SA	1,795	144,077
Suez Environnement SA	6	85
Total SA	8,113	529,173
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	462	102,565
Vivendi SA	3,454	89,664
Wendel SA	86	12,540

TOTAL FRANCE		2,615,862

Germany - 6.7%
adidas AG	627	138,681
Allianz SE	1,462	323,474
BASF AG	3,063	293,615
Bayerische Motoren Werke AG (BMW)	1,039	100,465
Beiersdorf AG	336	39,133
Commerzbank AG (a)	3,368	36,375
Deutsche Borse AG	642	84,607
Deutsche Post AG	3,283	115,974
Deutsche Wohnen AG (Bearer)	1,213	59,091
E.ON AG	7,328	82,676
Evonik Industries AG	527	19,504
Fraport AG Frankfurt Airport Services Worldwide	132	13,179
HeidelbergCement Finance AG	496	42,119
Henkel AG & Co. KGaA	386	41,391
Merck KGaA	431	44,291
Metro Wholesale & Food Specialist AG	638	7,878
Muenchener Rueckversicherungs AG	516	114,343
OSRAM Licht AG	320	14,287
ProSiebenSat.1 Media AG	735	19,838
RWE AG	1,728	45,343
SAP SE	3,270	380,582
Siemens AG	2,548	359,622
Symrise AG	415	37,502
Telefonica Deutschland Holding AG	2,509	10,993

TOTAL GERMANY		2,424,963

Greece - 0.0%
Hellenic Telecommunications Organization SA	772	10,020
Titan Cement Co. SA (Reg.)	166	4,028

TOTAL GREECE		14,048

Hong Kong - 1.6%
BOC Hong Kong (Holdings) Ltd.	12,500	60,517
BYD Electronic International Co. Ltd.	2,500	2,918
China Agri-Industries Holdings Ltd.	8,000	3,170
China Everbright International Ltd.	8,000	9,744
China Resources Pharmaceutical Group Ltd. (b)	5,500	8,002
China Travel International Investment HK Ltd.	8,000	3,211
CLP Holdings Ltd.	5,500	62,820
CSPC Pharmaceutical Group Ltd.	16,000	41,789
Hang Lung Properties Ltd.	7,000	14,715
Hang Seng Bank Ltd.	2,500	68,034
Henderson Land Development Co. Ltd.	110	613
Hong Kong & China Gas Co. Ltd.	31,240	63,791
Hong Kong Exchanges and Clearing Ltd.	3,956	116,729
Hysan Development Co. Ltd.	2,000	10,944
Lenovo Group Ltd.	22,000	12,193
MTR Corp. Ltd.	5,008	28,074
Shenzhen Investment Ltd.	14,000	5,048
Swire Pacific Ltd. (A Shares)	1,500	16,263
Swire Properties Ltd.	3,600	14,172
Techtronic Industries Co. Ltd.	4,500	25,054

TOTAL HONG KONG		567,801

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	1,188	11,659
OTP Bank PLC	752	28,293

TOTAL HUNGARY		39,952

India - 2.4%
Ashok Leyland Ltd.	3,665	6,039
Asian Paints Ltd.	913	19,356
Aurobindo Pharma Ltd.	821	7,094
Axis Bank Ltd.	5,960	47,917
Bajaj Auto Ltd.	297	11,714
Bharat Forge Ltd.	623	5,830
Bharat Petroleum Corp. Ltd.	2,406	13,698
Bharti Airtel Ltd.	4,436	25,310
Bharti Infratel Ltd.	1,263	5,288
Bosch Ltd.	23	6,289
Britannia Industries Ltd.	104	9,938
Dabur India Ltd.	1,655	10,191
Dr. Reddy's Laboratories Ltd.	24	749
Eicher Motors Ltd.	46	18,679
Glenmark Pharmaceuticals Ltd.	430	3,654
Godrej Consumer Products Ltd.	39	750
Havells India Ltd.	102	945
HCL Technologies Ltd.	1,762	24,839
Hero Motocorp Ltd.	155	7,459
Hindalco Industries Ltd.	3,681	11,474
Hindustan Petroleum Corp. Ltd.	2,016	8,387
Hindustan Unilever Ltd.	2,151	54,408
Housing Development Finance Corp. Ltd.	5,260	153,271
ICICI Bank Ltd.	7,873	34,903
Idea Cellular Ltd. (a)	6,770	5,424
Infosys Ltd.	5,827	115,936
Lupin Ltd.	799	9,622
Mahindra & Mahindra Financial Services Ltd. (a)	953	7,153
Mahindra & Mahindra Ltd.	2,475	33,837
Marico Ltd.	1,436	7,637
Nestle India Ltd.	70	10,767
Petronet LNG Ltd.	2,154	7,210
Piramal Enterprises Ltd.	251	9,825
Shree Cement Ltd.	3	746
Siemens India Ltd.	223	3,221
Tata Consultancy Services Ltd.	2,987	84,653
Tata Motors Ltd. Class A (a)	269	565
Tata Steel Ltd.	97	798
Tech Mahindra Ltd.	1,480	14,717
Titan Co. Ltd.	988	13,167
UPL Ltd.	1,114	10,480
Wipro Ltd.	3,591	14,498
Yes Bank Ltd.	5,649	30,362
Zee Entertainment Enterprises Ltd.	1,681	12,944

TOTAL INDIA		881,744

Indonesia - 0.8%
PT Adaro Energy Tbk	49,200	6,500
PT Astra International Tbk	67,900	33,667
PT Bank Central Asia Tbk	32,800	52,942
PT Bank Danamon Indonesia Tbk Series A	11,300	5,152
PT Bank Mandiri (Persero) Tbk	62,300	28,764
PT Bank Negara Indonesia (Persero) Tbk	23,500	12,060
PT Bank Rakyat Indonesia Tbk	185,000	39,386
PT Indofood CBP Sukses Makmur Tbk	7,100	4,296
PT Indofood Sukses Makmur Tbk	13,300	5,857
PT Jasa Marga Tbk	8,300	2,700
PT Kalbe Farma Tbk	67,700	6,080
PT Matahari Department Store Tbk	8,100	4,508
PT Pakuwon Jati Tbk	71,900	2,568
PT Perusahaan Gas Negara Tbk Series B	38,500	4,539
PT Surya Citra Media Tbk	20,700	2,943
PT Telekomunikasi Indonesia Tbk Series B	168,100	41,684
PT Unilever Indonesia Tbk	4,700	14,097
PT United Tractors Tbk	5,300	12,956
PT XL Axiata Tbk (a)	3,200	610

TOTAL INDONESIA		281,309

Ireland - 0.5%
CRH PLC	2,774	94,879
DCC PLC (United Kingdom)	282	26,095
Kerry Group PLC Class A	525	55,682

TOTAL IRELAND		176,656

Isle of Man - 0.0%
NEPI Rockcastle PLC	1,144	10,599
Israel - 0.2%
Bank Hapoalim BM (Reg.)	3,380	23,885
Bank Leumi le-Israel BM	4,590	28,748
Mizrahi Tefahot Bank Ltd.	454	8,819

TOTAL ISRAEL		61,452

Italy - 0.7%
Assicurazioni Generali SpA	3,987	70,865
Intesa Sanpaolo SpA	42,545	130,385
Intesa Sanpaolo SpA (Risparmio Shares)	5,202	16,600
Recordati SpA	354	13,238
Snam Rete Gas SpA	7,245	31,134
Terna SpA	101	566
Unipolsai SpA	139	317

TOTAL ITALY		263,105

Japan - 15.5%
AEON Co. Ltd.	2,000	40,638
AEON Financial Service Co. Ltd.	400	8,239
AEON MALL Co. Ltd.	400	6,990
Agc, Inc.	600	25,149
Aisin Seiki Co. Ltd.	500	23,208
Ajinomoto Co., Inc.	1,500	26,558
All Nippon Airways Ltd.	400	14,688
Amada Holdings Co. Ltd.	1,200	12,066
Asahi Kasei Corp.	4,200	56,141
Asics Corp.	500	8,107
Astellas Pharma, Inc.	6,600	107,652
Benesse Holdings, Inc.	200	7,271
Bridgestone Corp.	2,000	78,893
Casio Computer Co. Ltd.	600	9,817
Central Japan Railway Co.	500	104,139
Chugai Pharmaceutical Co. Ltd.	700	35,606
CyberAgent, Inc.	300	15,749
Dai Nippon Printing Co. Ltd.	800	17,479
Daicel Chemical Industries Ltd.	900	9,884
Daifuku Co. Ltd.	300	13,106
Daikin Industries Ltd.	800	95,624
Daiwa House Industry Co. Ltd.	1,900	69,285
DENSO Corp.	1,500	74,198
Dentsu, Inc.	700	29,394
East Japan Railway Co.	1,000	93,532
Eisai Co. Ltd.	800	68,874
Fast Retailing Co. Ltd.	200	87,591
Fujitsu Ltd.	7,000	47,708
Hino Motors Ltd.	800	9,039
Hirose Electric Co. Ltd.	100	12,154
Hitachi Chemical Co. Ltd.	300	5,924
Hitachi Construction Machinery Co. Ltd.	400	12,865
Hitachi High-Technologies Corp.	200	8,156
Hitachi Metals Ltd.	700	7,562
Honda Motor Co. Ltd.	5,400	164,866
Hulic Co. Ltd.	900	8,806
INPEX Corp.	3,400	37,328
J. Front Retailing Co. Ltd.	800	11,727
Japan Retail Fund Investment Corp.	9	16,412
Kajima Corp.	3,000	23,407
Kaneka Corp.	1,000	8,782
Kansai Paint Co. Ltd.	600	13,769
Kao Corp.	1,600	116,883
Kawasaki Heavy Industries Ltd.	500	14,702
KDDI Corp.	6,000	167,021
Keio Corp.	300	14,733
Keyence Corp.	300	158,056
Kikkoman Corp.	500	23,730
Kobayashi Pharmaceutical Co. Ltd.	200	16,653
Kobe Steel Ltd.	1,000	9,855
Komatsu Ltd.	3,100	91,599
Konica Minolta, Inc.	1,500	13,466
Kubota Corp.	3,300	55,401
Kuraray Co. Ltd.	1,100	15,547
Kurita Water Industries Ltd.	300	8,747
Kyocera Corp.	1,100	64,020
Kyushu Railway Co.	500	15,338
Lawson, Inc.	200	12,002
Marui Group Co. Ltd.	600	11,921
Mazda Motor Corp.	1,800	22,461
McDonald's Holdings Co. (Japan) Ltd.	200	9,551
Mitsubishi Chemical Holdings Corp.	4,300	37,666
Mitsubishi Electric Corp.	6,100	82,879
Mitsubishi Estate Co. Ltd.	4,000	69,410
Mitsubishi Materials Corp.	400	11,375
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,400	8,464
Mitsui Chemicals, Inc.	600	16,160
Mitsui Fudosan Co. Ltd.	3,000	71,735
Mitsui OSK Lines Ltd.	400	10,379
Mizuho Financial Group, Inc.	79,400	138,020
Murata Manufacturing Co. Ltd.	600	104,637
Nabtesco Corp.	400	12,360
Nagoya Railroad Co. Ltd.	600	15,046
NEC Corp.	900	25,003
NGK Insulators Ltd.	800	14,049
NGK Spark Plug Co. Ltd.	500	14,354
Nikon Corp.	1,100	18,569
Nintendo Co. Ltd.	400	135,275
Nippon Express Co. Ltd.	200	13,092
Nippon Prologis REIT, Inc.	6	12,133
Nippon Yusen KK	500	9,643
Nitori Holdings Co. Ltd.	300	45,249
Nitto Denko Corp.	500	36,278
NKSJ Holdings, Inc.	1,100	44,709
Nomura Real Estate Holdings, Inc.	400	8,711
Nomura Research Institute Ltd.	400	19,175
NSK Ltd.	1,200	13,106
NTT DOCOMO, Inc.	4,500	115,852
Obayashi Corp.	2,200	22,968
Odakyu Electric Railway Co. Ltd.	1,000	21,181
OMRON Corp.	600	27,045
Oriental Land Co. Ltd.	700	75,938
Osaka Gas Co. Ltd.	1,200	23,094
Otsuka Corp.	400	15,597
Panasonic Corp.	7,400	95,083
Rakuten, Inc.	2,900	20,444
Recruit Holdings Co. Ltd.	3,700	101,385
Resona Holdings, Inc.	7,000	39,814
Rinnai Corp.	100	8,639
Secom Co. Ltd.	700	53,503
Sekisui Chemical Co. Ltd.	1,300	23,229
Sekisui House Ltd.	2,100	35,796
Seven & i Holdings Co. Ltd.	2,500	102,100
Sharp Corp.	600	13,871
Shimadzu Corp.	800	22,752
SHIMIZU Corp.	1,700	17,793
Shin-Etsu Chemical Co. Ltd.	1,200	121,394
Shiseido Co. Ltd.	1,300	95,772
Showa Shell Sekiyu K.K.	600	9,847
Sohgo Security Services Co., Ltd.	200	9,140
Sony Corp.	4,200	225,737
Stanley Electric Co. Ltd.	400	14,005
Sumitomo Chemical Co. Ltd.	5,000	28,794
Sumitomo Electric Industries Ltd.	2,500	38,458
Sumitomo Heavy Industries Ltd.	400	13,935
Sumitomo Metal Mining Co. Ltd.	800	28,757
Sumitomo Mitsui Trust Holdings, Inc.	1,100	43,694
Sumitomo Rubber Industries Ltd.	600	9,906
Suntory Beverage & Food Ltd.	500	21,263
Sysmex Corp.	600	56,719
T&D Holdings, Inc.	1,800	26,896
Taisei Corp.	700	38,930
Takashimaya Co. Ltd.	1,000	8,375
Takeda Pharmaceutical Co. Ltd.	2,400	101,335
TDK Corp.	400	42,855
Teijin Ltd.	600	11,206
Tobu Railway Co. Ltd.	700	20,634
Toho Co. Ltd.	400	11,944
Toho Gas Co. Ltd.	200	6,806
Tokyo Electron Ltd.	500	87,650
Tokyo Gas Co. Ltd.	1,300	31,753
Tokyu Corp.	1,700	29,268
Tokyu Fudosan Holdings Corp.	1,600	10,876
Toppan Printing Co. Ltd.	2,000	15,389
Toray Industries, Inc.	4,700	36,424
Toto Ltd.	500	23,367
Toyo Suisan Kaisha Ltd.	300	10,839
Toyoda Gosei Co. Ltd.	200	5,044
Toyota Tsusho Corp.	700	23,928
Unicharm Corp.	1,300	39,495
USS Co. Ltd.	700	13,247
West Japan Railway Co.	500	34,955
Yakult Honsha Co. Ltd.	400	28,762
Yamada Denki Co. Ltd.	1,900	9,414
Yamaha Corp.	500	23,397
Yamaha Motor Co. Ltd.	900	23,760
Yaskawa Electric Corp.	800	26,457
Yokogawa Electric Corp.	700	12,450

TOTAL JAPAN		5,666,507

Korea (South) - 2.7%
AMOREPACIFIC Corp.	114	27,387
AMOREPACIFIC Group, Inc.	94	8,088
BS Financial Group, Inc.	858	6,912
Cheil Industries, Inc.	260	28,838
Cheil Worldwide, Inc.	52	943
CJ CheilJedang Corp.	26	7,892
CJ Corp.	45	5,678
Coway Co. Ltd.	170	14,321
Daelim Industrial Co.	89	6,267
Daewoo Engineering & Construction Co. Ltd. (a)	97	495
DGB Financial Group Co. Ltd.	503	4,224
Doosan Heavy Industries & Construction Co. Ltd. (a)	181	2,446
GS Engineering & Construction Corp.	149	6,062
GS Holdings Corp.	162	7,827
Hana Financial Group, Inc.	996	40,163
Hankook Tire Co. Ltd.	234	9,331
Hanmi Pharm Co. Ltd.	19	7,244
Hanon Systems	549	5,276
Hanssem Co. Ltd.	6	519
Hanwha Chemical Corp.	337	6,401
HDC Hyundai Development Co. (a)	88	4,544
Hotel Shilla Co.	98	8,784
Hyundai Engineering & Construction Co. Ltd.	244	12,819
Hyundai Fire & Marine Insurance Co. Ltd.	197	6,484
Hyundai Heavy Industries Co. Ltd. (a)	114	10,904
Hyundai Mobis	3	614
Hyundai Wia Corp.	24	1,015
Industrial Bank of Korea	799	11,230
KB Financial Group, Inc.	1,334	64,415
Korea Gas Corp. (a)	90	4,712
Korean Air Lines Co. Ltd.	135	3,540
Kumho Petro Chemical Co. Ltd.	5	507
LG Chemical Ltd.	142	47,823
LG Corp.	301	20,383
LG Display Co. Ltd.	714	13,599
LG Electronics, Inc.	361	24,251
LG Household & Health Care Ltd.	29	31,514
LG Innotek Co. Ltd.	51	7,466
Lotte Chemical Corp.	58	18,726
Lotte Confectionery Co. Ltd. (a)	21	992
Lotte Shopping Co. Ltd.	4	740
NAVER Corp.	94	60,445
Oci Co. Ltd.	54	4,792
S-Oil Corp.	143	15,090
Samsung Card Co. Ltd.	131	4,165
Samsung Electro-Mechanics Co. Ltd.	176	24,263
Samsung Fire & Marine Insurance Co. Ltd.	98	24,028
Samsung Heavy Industries Co. Ltd. (a)	63	366
Samsung Life Insurance Co. Ltd.	10	865
Samsung SDI Co. Ltd.	186	38,253
Samsung SDS Co. Ltd.	110	20,697
Shinhan Financial Group Co. Ltd.	1,436	56,278
SK C&C Co. Ltd.	100	23,665
SK Energy Co. Ltd.	219	39,041
SK Hynix, Inc.	1,942	150,516
SK Telecom Co. Ltd.	64	14,370
Woori Bank	62	941
Yuhan Corp.	30	6,008

TOTAL KOREA (SOUTH)		975,159

Luxembourg - 0.2%
Millicom International Cellular SA (depository receipt) (a)	229	14,663
SES SA (France) (depositary receipt)	1,151	23,009
Tenaris SA	1,497	27,425

TOTAL LUXEMBOURG		65,097

Malaysia - 0.8%
Alliance Bank Malaysia Bhd	3,700	3,650
AMMB Holdings Bhd	5,100	5,044
Astro Malaysia Holdings Bhd (b)	5,100	2,296
Axiata Group Bhd	8,831	9,537
Bumiputra-Commerce Holdings Bhd	14,708	21,130
Dialog Group Bhd	600	490
DiGi.com Bhd	9,600	10,745
Hap Seng Consolidated Bhd	2,100	5,063
Hartalega Holdings Bhd	4,500	6,808
Hong Leong Bank Bhd	2,200	10,315
IHH Healthcare Bhd (b)	8,400	12,213
IOI Properties Group Bhd	4,300	2,010
Kuala Lumpur Kepong Bhd	100	609
Malayan Banking Bhd	12,988	31,344
Malaysia Airports Holdings Bhd	2,700	6,144
Maxis Bhd	8,000	11,395
MISC Bhd	4,200	6,902
Nestle (Malaysia) BHD	200	7,262
Petronas Dagangan Bhd	800	5,310
PPB Group Bhd	1,800	7,306
Press Metal Bhd	4,200	4,939
Public Bank Bhd	9,700	57,413
RHB Capital Bhd	3,100	4,149
SapuraKencana Petroleum Bhd (a)	1,000	149
Sime Darby Bhd	8,200	5,083
Sime Darby Property Bhd	6,200	2,044
SP Setia Bhd	4,060	2,966
Telekom Malaysia Bhd	4,200	4,102
Tenaga Nasional Bhd	10,500	40,502
Top Glove Corp. Bhd	2,400	5,987
UMW Holdings Bhd	1,900	2,804
YTL Corp. Bhd	880	292

TOTAL MALAYSIA		296,003

Mexico - 0.5%
Alfa SA de CV Series A	9,900	13,471
Alsea S.A.B. de CV	2,100	7,244
CEMEX S.A.B. de CV unit (a)	48,900	36,443
Coca-Cola FEMSA S.A.B. de CV Series L	1,700	10,645
Compartamos S.A.B. de CV	900	973
Embotelladoras Arca S.A.B. de CV	1,400	9,293
Fomento Economico Mexicano S.A.B. de CV unit	6,600	64,747
Gruma S.A.B. de CV Series B	655	8,478
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	705	12,543
Grupo Bimbo S.A.B. de CV Series A	5,200	11,065
Industrias Penoles SA de CV	435	7,376
Infraestructura Energetica Nova S.A.B. de CV	1,700	8,306
Kimberly-Clark de Mexico SA de CV Series A	4,700	8,650

TOTAL MEXICO		199,234

Netherlands - 4.3%
AEGON NV	6,073	40,066
Akzo Nobel NV	845	78,159
ASML Holding NV (Netherlands)	1,366	292,554
CNH Industrial NV	3,429	40,237
EXOR NV	343	22,573
ING Groep NV (Certificaten Van Aandelen)	12,915	197,429
Koninklijke Ahold Delhaize NV	4,156	105,725
Koninklijke DSM NV	617	65,757
Koninklijke KPN NV	11,186	32,374
Koninklijke Philips Electronics NV	3,198	140,391
NN Group NV	1,040	45,994
QIAGEN NV (Germany) (a)	767	27,795
RELX NV	3,221	70,053
STMicroelectronics NV (France)	2,286	49,336
Unilever NV (Certificaten Van Aandelen) (Bearer)	5,141	296,589
Vopak NV	222	10,457
Wolters Kluwer NV	978	58,965

TOTAL NETHERLANDS		1,574,454

New Zealand - 0.1%
Auckland International Airport Ltd.	3,217	14,636
Fletcher Building Ltd.	2,903	13,910
Mercury Nz Ltd.	401	918
Meridian Energy Ltd.	3,921	8,392
Ryman Healthcare Group Ltd.	1,248	10,352

TOTAL NEW ZEALAND		48,208

Norway - 0.7%
Aker Bp ASA	382	13,656
DNB ASA	27	545
Equinor ASA	3,943	104,706
Marine Harvest ASA	1,313	28,710
Norsk Hydro ASA	4,262	24,297
Orkla ASA	2,593	21,935
Schibsted ASA (B Shares)	343	11,144
Telenor ASA	2,494	48,769

TOTAL NORWAY		253,762

Philippines - 0.3%
Aboitiz Equity Ventures, Inc.	6,200	6,707
Aboitiz Power Corp.	6,600	4,631
Alliance Global Group, Inc. (a)	13,100	2,945
Ayala Land, Inc.	23,000	17,722
Bank of the Philippine Islands (BPI)	3,162	5,845
BDO Unibank, Inc.	6,150	15,313
Globe Telecom, Inc.	110	3,807
JG Summit Holdings, Inc.	9,270	9,792
Jollibee Food Corp.	140	713
Metro Pacific Investments Corp.	4,300	382
Metropolitan Bank & Trust Co.	2,452	3,409
Philippine Long Distance Telephone Co.	300	7,539
SM Investments Corp.	780	13,977
SM Prime Holdings, Inc.	34,200	24,353

TOTAL PHILIPPINES		117,135

Poland - 0.3%
Bank Handlowy w Warszawie SA	127	2,606
Bank Millennium SA (a)	1,990	5,004
Bank Polska Kasa Opieki SA	591	18,087
Bank Zachodni WBK SA	112	11,241
BRE Bank SA	46	5,382
CD Projekt RED SA (a)	211	11,402
Grupa Lotos SA	45	803
KGHM Polska Miedz SA (Bearer)	448	11,829
Polish Oil & Gas Co. SA	5,446	8,226
Polski Koncern Naftowy Orlen SA	957	24,258
Powszechny Zaklad Ubezpieczen SA	1,909	21,938

TOTAL POLAND		120,776

Portugal - 0.2%
Energias de Portugal SA	8,653	35,303
Galp Energia SGPS SA Class B	1,586	32,622
Jeronimo Martins SGPS SA	793	11,804

TOTAL PORTUGAL		79,729

Qatar - 0.0%
Qatar Islamic Bank (a)	12	438
Qatar Telecom (Qtel) Q.S.C. (a)	274	5,290
The Commercial Bank of Qatar (a)	674	7,553

TOTAL QATAR		13,281

Russia - 0.5%
Alrosa Co. Ltd.	200	311
Inter Rao Ues JSC	102,000	6,763
Lukoil PJSC	1,419	101,431
NOVATEK OAO GDR (Reg. S)	303	48,207
Novolipetsk Steel OJSC	120	312
PhosAgro OJSC GDR (Reg. S)	397	5,228
RusHydro PJSC	323,000	3,510

TOTAL RUSSIA		165,762

Singapore - 0.9%
Ascendas Real Estate Investment Trust	7,700	15,554
CapitaCommercial Trust (REIT)	7,881	10,131
CapitaLand Ltd.	9,000	21,354
CapitaMall Trust	7,800	12,376
City Developments Ltd.	1,300	9,559
DBS Group Holdings Ltd.	6,000	117,898
Jardine Cycle & Carriage Ltd.	400	9,878
Keppel Corp. Ltd.	4,600	23,214
Singapore Airlines Ltd.	1,700	12,313
Singapore Press Holdings Ltd.	4,900	10,474
Singapore Telecommunications Ltd.	27,600	65,080
UOL Group Ltd.	1,500	7,900

TOTAL SINGAPORE		315,731

South Africa - 2.8%
Anglo American Platinum Ltd.	171	5,253
Aspen Pharmacare Holdings Ltd.	1,228	23,781
Barclays Africa Group Ltd.	2,284	29,816
Bidcorp Ltd.	1,151	23,035
Bidvest Group Ltd.	1,059	15,064
Clicks Group Ltd.	912	13,385
Coronation Fund Managers Ltd.	742	3,353
Exxaro Resources Ltd.	786	7,730
FirstRand Ltd.	11,317	59,535
Fortress (REIT) Ltd. Class B	185	205
Foschini Ltd.	720	9,416
Growthpoint Properties Ltd.	9,348	18,565
Hyprop Investments Ltd.	714	5,568
Imperial Holdings Ltd.	470	7,617
Investec Ltd.	944	6,820
Kumba Iron Ore Ltd.	211	4,658
Liberty Holdings Ltd.	468	4,105
Life Healthcare Group Holdings Ltd.	4,989	9,093
Mondi Ltd.	371	10,174
Mr Price Group Ltd.	894	15,965
MTN Group Ltd.	5,739	49,904
Naspers Ltd. Class N	1,461	359,716
Nedbank Group Ltd.	706	14,630
Netcare Ltd.	3,726	7,651
Old Mutual Ltd. (a)	1	2
Pick 'n Pay Stores Ltd.	1,280	7,241
Pioneer Foods Ltd.	418	3,682
Redefine Properties Ltd.	20,584	16,617
Remgro Ltd.	1,856	30,611
Resilient Property Income Fund Ltd.	1,010	3,966
RMB Holdings Ltd.	2,255	14,110
Sanlam Ltd.	5,873	34,049
Sappi Ltd.	1,839	13,107
Sasol Ltd.	1,865	73,495
Shoprite Holdings Ltd.	1,400	23,144
Spar Group Ltd.	602	8,759
Standard Bank Group Ltd.	4,363	67,545
Tiger Brands Ltd.	35	930
Vodacom Group Ltd.	1,902	20,259
Woolworths Holdings Ltd.	3,105	12,064

TOTAL SOUTH AFRICA		1,034,620

Spain - 2.9%
Amadeus IT Holding SA Class A	1,467	125,227
Banco Bilbao Vizcaya Argentaria SA	22,277	163,194
Banco de Sabadell SA	18,880	31,537
Bankinter SA	2,153	20,801
CaixaBank SA	11,980	55,119
Enagas SA	704	19,691
Ferrovial SA	1,574	32,541
Gas Natural SDG SA	1,118	30,304
Grifols SA	999	29,029
Iberdrola SA	19,866	154,482
Inditex SA	3,635	119,121
Red Electrica Corporacion SA	1,378	29,207
Repsol SA	4,626	91,825
Telefonica SA	15,583	140,021

TOTAL SPAIN		1,042,099

Sweden - 2.6%
ASSA ABLOY AB (B Shares)	3,349	66,111
Atlas Copco AB:
(A Shares)	2,404	68,842
(B Shares)	1,139	29,851
Boliden AB	873	26,012
Essity AB Class B	2,033	50,843
H&M Hennes & Mauritz AB (B Shares)	2,992	46,584
Husqvarna AB (B Shares)	1,331	10,532
ICA Gruppen AB	253	8,393
Industrivarden AB (C Shares)	29	611
Investor AB (B Shares)	1,516	66,102
Kinnevik AB (B Shares)	742	25,628
Lundbergfoeretagen AB	244	7,975
Nordea Bank AB	10,117	107,602
Sandvik AB	3,801	69,532
Skandinaviska Enskilda Banken AB (A Shares)	5,452	58,334
Skanska AB (B Shares)	1,078	20,302
SKF AB (B Shares)	1,196	24,592
Svenska Handelsbanken AB (A Shares)	5,065	62,565
Swedbank AB (A Shares)	2,998	70,987
Tele2 AB (B Shares)	1,244	16,701
Telefonaktiebolaget LM Ericsson (B Shares)	10,238	80,371
TeliaSonera AB	9,342	44,941

TOTAL SWEDEN		963,411

Switzerland - 4.8%
ABB Ltd. (Reg.)	6,165	141,521
Adecco SA (Reg.)	548	33,749
Clariant AG (Reg.)	682	16,317
Coca-Cola HBC AG	688	24,689
Compagnie Financiere Richemont SA Series A	1,742	152,562
Galenica AG	154	29,193
Givaudan SA	31	72,729
Kuehne & Nagel International AG	174	27,827
Lafargeholcim Ltd. (Reg.)	1,617	82,699
Lindt & Spruengli AG (participation certificate)	6	41,388
Lonza Group AG	248	76,468
Novartis AG	2	168
Roche Holding AG (participation certificate)	2,335	573,585
SGS SA (Reg.)	18	47,011
Sika AG	420	59,767
Sonova Holding AG Class B	187	34,524
Straumann Holding AG	35	27,218
Swiss Re Ltd.	1,046	95,901
Swisscom AG	85	39,944
Zurich Insurance Group AG	503	154,245

TOTAL SWITZERLAND		1,731,505

Taiwan - 3.8%
Acer, Inc.	9,000	7,358
Advantech Co. Ltd.	1,000	6,622
ASE Industrial Holding Co. Ltd.	12,000	30,764
Asia Pacific Telecom Co. Ltd. (a)	2,000	521
ASUSTeK Computer, Inc.	2,000	17,233
AU Optronics Corp.	26,000	11,265
Catcher Technology Co. Ltd.	2,000	24,623
Chicony Electronics Co. Ltd.	2,010	4,555
China Airlines Ltd.	8,000	2,587
China Steel Corp.	42,000	34,335
Chinatrust Financial Holding Co. Ltd.	58,000	39,355
Chunghwa Telecom Co. Ltd.	12,000	41,631
Compal Electronics, Inc.	12,000	7,456
Delta Electronics, Inc.	7,000	24,378
E.SUN Financial Holdings Co. Ltd.	31,326	21,870
ECLAT Textile Co. Ltd.	1,000	11,527
EVA Airways Corp.	5,000	2,469
Evergreen Marine Corp. (Taiwan) (a)	5,341	2,419
Far Eastern Textile Ltd.	11,000	11,726
Far EasTone Telecommunications Co. Ltd.	5,000	11,870
Feng Tay Enterprise Co. Ltd.	1,000	5,755
First Financial Holding Co. Ltd.	33,000	22,715
Formosa Taffeta Co. Ltd.	3,000	3,178
Fubon Financial Holding Co. Ltd.	22,000	36,474
HIWIN Technologies Corp.	1,030	10,071
HIWIN Technologies Corp. rights 8/31/18 (a)	34	54
Hotai Motor Co. Ltd.	1,000	8,698
Innolux Corp.	27,000	10,153
Inventec Corp.	8,000	6,396
Lite-On Technology Corp.	6,000	7,887
Macronix International Co. Ltd. (a)	6,000	8,339
MediaTek, Inc.	5,000	41,529
Micro-Star International Co. Ltd.	2,000	6,867
Nan Ya Plastics Corp.	17,000	47,196
Nien Made Enterprise Co. Ltd.	1,000	8,649
President Chain Store Corp.	2,000	22,007
Quanta Computer, Inc.	9,000	15,568
Ruentex Development Co. Ltd.	4,000	4,441
Shin Kong Financial Holding Co. Ltd.	1,000	379
Sinopac Holdings Co.	36,000	13,538
Standard Foods Corp.	2,040	3,949
Taishin Financial Holdings Co. Ltd.	30,343	14,883
Taiwan Business Bank	11,180	3,692
Taiwan Cooperative Financial Holding Co. Ltd.	1,180	722
Taiwan Mobile Co. Ltd.	5,000	17,249
Taiwan Semiconductor Manufacturing Co. Ltd.	82,000	656,356
TECO Electric & Machinery Co. Ltd.	6,000	4,385
Unified-President Enterprises Corp.	16,000	42,275
United Microelectronics Corp.	40,000	22,932
Vanguard International Semiconductor Corp.	3,000	7,652
Wistron Corp.	8,029	6,209
Yuanta Financial Holding Co. Ltd.	34,000	15,676

TOTAL TAIWAN		1,390,438

Thailand - 0.8%
Advanced Info Service PCL (For. Reg.)	3,400	20,643
Airports of Thailand PCL (For. Reg.)	14,100	28,077
Bangkok Dusit Medical Services PCL (For. Reg.)	13,000	10,355
Banpu PCL (For. Reg.)	7,800	4,947
Berli Jucker PCL (For. Reg)	200	343
BTS Group Holdings PCL	18,300	5,198
Bumrungrad Hospital PCL (For. Reg.)	1,300	7,092
C.P. ALL PCL (For. Reg.)	16,200	36,519
Central Pattana PCL (For. Reg.)	4,400	10,018
Delta Electronics PCL (For. Reg.)	1,700	3,564
Electricity Generating PCL (For. Reg.)	400	2,777
Energy Absolute PCL	4,400	4,728
Glow Energy PCL (For. Reg.)	2,000	5,621
Home Product Center PCL (For. Reg.)	13,100	5,788
IRPC PCL (For. Reg.)	31,900	6,184
Kasikornbank PCL	100	676
Kasikornbank PCL (For. Reg.)	6,000	40,577
KCE Electronics PCL	600	744
Krung Thai Bank PCL (For. Reg.)	12,600	7,196
Minor International PCL (For. Reg.)	7,700	8,795
PTT Global Chemical PCL (For. Reg.)	7,200	17,692
Robinsons Department Store PCL (For. Reg.)	1,800	3,422
Siam Cement PCL (For. Reg.)	1,300	17,583
Siam Commercial Bank PCL (For. Reg.)	6,100	25,669
Thai Oil PCL (For. Reg.)	3,500	8,442
TMB PCL (For. Reg.)	39,800	2,751
True Corp. PCL (For. Reg.)	34,200	6,425

TOTAL THAILAND		291,826

Turkey - 0.1%
Anadolu Efes Biracilik Ve Malt Sanayii A/S	664	2,793
Arcelik A/S	752	1,925
Coca-Cola Icecek Sanayi A/S	198	1,193
Koc Holding A/S	2,624	7,410
Tupras Turkiye Petrol Rafinerileri A/S	374	8,170
Ulker Biskuvi Sanayi A/S (a)	486	1,725

TOTAL TURKEY		23,216

United Arab Emirates - 0.1%
Abu Dhabi Commercial Bank PJSC (a)	6,703	12,920
DP World Ltd.	517	11,891
Dubai Islamic Bank Pakistan Ltd.	6,353	8,700
National Bank of Abu Dhabi PJSC	4,479	16,584

TOTAL UNITED ARAB EMIRATES		50,095

United Kingdom - 7.8%
3i Group PLC	3,264	40,597
Associated British Foods PLC	1,198	38,603
Aviva PLC	13,436	88,056
Barratt Developments PLC	3,192	22,373
Berkeley Group Holdings PLC	412	20,187
British Land Co. PLC	3,033	26,282
BT Group PLC	28,159	86,141
Burberry Group PLC	1,347	37,252
Coca-Cola European Partners PLC	736	30,353
Compass Group PLC	5,298	114,009
ConvaTec Group PLC (b)	4,654	13,378
Croda International PLC	416	28,065
easyJet PLC	509	10,816
GlaxoSmithKline PLC	16,517	343,062
Hammerson PLC	54	370
InterContinental Hotel Group PLC	619	38,243
Intertek Group PLC	549	42,371
Investec PLC	2,129	15,420
ITV PLC (a)	11,447	24,768
J Sainsbury PLC	5,917	25,396
Johnson Matthey PLC	612	30,203
Kingfisher PLC	7,279	28,299
Legal & General Group PLC	19,969	68,854
London Stock Exchange Group PLC	1,042	60,137
Marks & Spencer Group PLC	5,098	20,609
Mediclinic International PLC (London)	1,160	7,796
Meggitt PLC	2,471	18,493
Merlin Entertainments PLC (b)	2,251	11,635
Mondi PLC	1,164	32,038
National Grid PLC	11,216	119,730
Next PLC	461	35,918
NMC Health PLC	356	17,737
Pearson PLC	2,547	30,850
Prudential PLC	8,616	203,282
Reckitt Benckiser Group PLC	2,230	198,806
RELX PLC	3,574	77,989
Royal Mail PLC	3,056	18,808
RSA Insurance Group PLC	3,269	27,641
Schroders PLC	407	16,630
Scottish & Southern Energy PLC	3,406	55,812
Segro PLC	3,183	27,783
SKY PLC	3,436	68,709
Smith & Nephew PLC	2,940	50,903
Standard Chartered PLC (United Kingdom)	9,440	85,246
Standard Life PLC	8,956	36,711
Taylor Wimpey PLC	10,324	23,707
Tesco PLC	32,474	110,899
Travis Perkins PLC	790	12,402
Unilever PLC	4,114	235,012
United Utilities Group PLC	69	651
Whitbread PLC	580	29,804
WM Morrison Supermarkets PLC	7,025	24,094

TOTAL UNITED KINGDOM		2,832,930

TOTAL COMMON STOCKS
(Cost $35,135,803)		35,210,681

Nonconvertible Preferred Stocks - 1.2%
Brazil - 0.8%
Banco Bradesco SA (PN)	11,370	92,486
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	500	11,077
Companhia Energetica de Minas Gerais (CEMIG) (PN)	2,930	6,425
Itau Unibanco Holding SA	10,900	130,685
Itausa-Investimentos Itau SA (PN)	15,232	42,287
Telefonica Brasil SA	1,400	15,316

TOTAL BRAZIL		298,276

Chile - 0.1%
Embotelladora Andina SA Class B	794	3,249
Sociedad Quimica y Minera de Chile SA (PN-B)	400	19,257

TOTAL CHILE		22,506

Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	260	21,525
Henkel AG & Co. KGaA	557	69,855
Sartorius AG (non-vtg.)	120	19,505

TOTAL GERMANY		110,885

Korea (South) - 0.0%
AMOREPACIFIC Corp.	21	2,697
LG Chemical Ltd.	32	6,208
LG Household & Health Care Ltd.	8	4,778

TOTAL KOREA (SOUTH)		13,683

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $491,895)		445,350
	Principal Amount	Value

Government Obligations - 0.3%
United States of America - 0.3%
U.S. Treasury Bills, yield at date of purchase 2% 11/8/18 (Cost $99,456)(c)	100,000	99,452
	Shares	Value

Money Market Funds - 0.9%
Fidelity Cash Central Fund, 1.96% (d)
(Cost $335,755)	335,688	335,755
TOTAL INVESTMENT IN SECURITIES - 99.0%
(Cost $36,062,909)		36,091,238
NET OTHER ASSETS (LIABILITIES) - 1.0%		368,541
NET ASSETS - 100%		$36,459,779

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	5	Sept. 2018	$501,075	$8,193	$8,193
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	5	Sept. 2018	274,075	5,514	5,514
TOTAL FUTURES CONTRACTS					$13,707

The notional amount of futures purchased as a percentage of Net Assets is 2.1%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $110,675 or 0.3% of net assets.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $99,452.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$12,373
Total	$12,373

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$4,148,971	$2,619,925	$1,529,046	$--
Consumer Staples	3,304,193	1,882,391	1,421,802	--
Energy	2,084,574	1,379,370	705,204	--
Financials	8,088,387	5,086,192	3,002,195	--
Health Care	2,948,935	1,233,897	1,715,038	--
Industrials	4,084,785	2,042,566	2,042,219	--
Information Technology	4,554,988	1,510,467	3,044,521	--
Materials	2,914,224	1,860,318	1,053,906	--
Real Estate	1,073,144	851,838	221,306	--
Telecommunication Services	1,337,533	582,964	754,569	--
Utilities	1,116,297	829,964	286,333	--
Government Obligations	99,452	--	99,452	--
Money Market Funds	335,755	335,755	--	--
Total Investments in Securities:	$36,091,238	$20,215,647	$15,875,591	$--
Derivative Instruments:
Assets
Futures Contracts	$13,707	$13,707	$--	$--
Total Assets	$13,707	$13,707	$--	$--
Total Derivative Instruments:	$13,707	$13,707	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$971,046
Level 2 to Level 1	$621,105

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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Quarterly Holdings Report
for

Fidelity® U.S. Sustainability Index Fund

July 31, 2018

USY-QTLY-0918
1.9883817.101

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 12.4%
Auto Components - 0.4%
Aptiv PLC	1,160	$113,761
Autoliv, Inc.	387	39,652
BorgWarner, Inc.	927	42,661
Veoneer, Inc. (a)	22	1,151
		197,225
Automobiles - 0.4%
Harley-Davidson, Inc.	721	30,924
Tesla, Inc. (a)(b)	551	164,275
		195,199
Distributors - 0.2%
Genuine Parts Co.	647	62,960
LKQ Corp. (a)	1,380	46,258
		109,218
Diversified Consumer Services - 0.0%
H&R Block, Inc.	889	22,367
Hotels, Restaurants & Leisure - 2.7%
ARAMARK Holdings Corp.	1,092	43,909
Darden Restaurants, Inc.	540	57,748
Domino's Pizza, Inc.	175	45,966
Hilton Worldwide Holdings, Inc.	1,241	97,617
Marriott International, Inc. Class A	1,333	170,411
McDonald's Corp.	3,470	546,664
Norwegian Cruise Line Holdings Ltd. (a)	934	46,728
Royal Caribbean Cruises Ltd.	740	83,442
Starbucks Corp.	6,139	321,622
Vail Resorts, Inc.	173	47,899
		1,462,006
Household Durables - 0.6%
Garmin Ltd.	501	31,287
Leggett & Platt, Inc.	594	25,881
Lennar Corp. Class A	1,264	66,069
Mohawk Industries, Inc. (a)	279	52,552
Newell Brands, Inc.	2,086	54,632
NVR, Inc. (a)	15	41,391
Toll Brothers, Inc.	667	23,518
Whirlpool Corp.	274	35,921
		331,251
Internet & Direct Marketing Retail - 2.1%
Expedia, Inc.	550	73,612
Netflix, Inc. (a)	1,894	639,130
The Booking Holdings, Inc. (a)	211	428,060
TripAdvisor, Inc. (a)	458	26,559
		1,167,361
Leisure Products - 0.1%
Hasbro, Inc.	517	51,498
Mattel, Inc. (b)	1,511	23,980
		75,478
Media - 2.0%
Discovery Communications, Inc.:
Class A (a)(b)	794	21,105
Class C (non-vtg.) (a)	1,143	28,061
Interpublic Group of Companies, Inc.	1,668	37,613
Liberty Broadband Corp. Class C (a)	470	37,351
Liberty Global PLC:
Class A (a)	904	25,520
Class C (a)	2,371	64,349
Live Nation Entertainment, Inc. (a)	631	31,096
Omnicom Group, Inc.	1,002	68,968
Sirius XM Holdings, Inc.	6,925	48,614
The Walt Disney Co.	6,566	745,635
		1,108,312
Multiline Retail - 0.2%
Kohl's Corp.	736	54,368
Macy's, Inc.	1,304	51,808
Nordstrom, Inc.	498	26,100
		132,276
Specialty Retail - 2.2%
Advance Auto Parts, Inc.	316	44,629
Best Buy Co., Inc.	1,155	86,660
CarMax, Inc. (a)	797	59,520
Gap, Inc.	997	30,079
L Brands, Inc.	1,054	33,380
Lowe's Companies, Inc.	3,609	358,518
Ross Stores, Inc.	1,673	146,270
Tiffany & Co., Inc.	492	67,680
TJX Companies, Inc.	2,754	267,854
Tractor Supply Co.	553	43,156
Ulta Beauty, Inc. (a)	249	60,853
		1,198,599
Textiles, Apparel & Luxury Goods - 1.5%
Hanesbrands, Inc. (b)	1,602	35,661
lululemon athletica, Inc. (a)	439	52,658
Michael Kors Holdings Ltd. (a)	662	44,175
NIKE, Inc. Class B	5,670	436,080
PVH Corp.	338	51,890
Tapestry, Inc.	1,227	57,816
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	819	16,355
Class C (non-vtg.) (a)(b)	772	14,467
VF Corp.	1,480	136,264
		845,366

TOTAL CONSUMER DISCRETIONARY		6,844,658

CONSUMER STAPLES - 7.0%
Beverages - 2.8%
PepsiCo, Inc.	6,200	713,000
The Coca-Cola Co.	17,705	825,584
		1,538,584
Food Products - 1.5%
Bunge Ltd.	623	43,068
Campbell Soup Co.	784	32,066
General Mills, Inc.	2,482	114,321
Hormel Foods Corp.	1,248	44,891
Kellogg Co.	1,131	80,335
McCormick & Co., Inc. (non-vtg.)	520	61,121
Mondelez International, Inc.	6,466	280,495
The Kraft Heinz Co.	2,653	159,843
		816,140
Household Products - 2.5%
Clorox Co.	564	76,236
Colgate-Palmolive Co.	3,644	244,184
Kimberly-Clark Corp.	1,523	173,409
Procter & Gamble Co.	10,997	889,437
		1,383,266
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	975	131,567

TOTAL CONSUMER STAPLES		3,869,557

ENERGY - 5.8%
Energy Equipment & Services - 1.1%
Baker Hughes, a GE Co. Class A	1,855	64,146
National Oilwell Varco, Inc.	1,640	79,737
Schlumberger Ltd.	6,024	406,740
TechnipFMC PLC	1,958	63,733
		614,356
Oil, Gas & Consumable Fuels - 4.7%
Andeavor	636	95,438
Antero Resources Corp. (a)	919	18,876
Apache Corp.	1,664	76,544
Cheniere Energy, Inc. (a)	868	55,118
Cimarex Energy Co.	416	41,018
ConocoPhillips Co.	5,137	370,737
Devon Energy Corp.	2,309	103,928
EQT Corp.	1,156	57,430
Hess Corp.	1,242	81,512
Kinder Morgan, Inc.	8,599	152,890
Marathon Oil Corp.	3,732	78,820
Marathon Petroleum Corp.	2,082	168,288
Newfield Exploration Co. (a)	851	24,441
Noble Energy, Inc.	2,136	77,088
Occidental Petroleum Corp.	3,346	280,830
ONEOK, Inc.	1,788	125,947
Phillips 66 Co.	1,925	237,430
Pioneer Natural Resources Co.	742	140,438
Targa Resources Corp.	947	48,363
The Williams Companies, Inc.	3,630	107,993
Valero Energy Corp.	1,883	222,853
		2,565,982

TOTAL ENERGY		3,180,338

FINANCIALS - 12.6%
Banks - 2.8%
BB&T Corp.	3,378	171,636
CIT Group, Inc.	511	27,047
Citizens Financial Group, Inc.	2,130	84,731
Comerica, Inc.	740	71,736
East West Bancorp, Inc.	627	40,592
Fifth Third Bancorp	3,016	89,243
First Republic Bank	702	69,400
Huntington Bancshares, Inc.	4,821	74,436
KeyCorp	4,608	96,169
M&T Bank Corp.	625	108,344
Peoples United Financial, Inc.	1,626	29,642
PNC Financial Services Group, Inc.	2,064	298,929
Regions Financial Corp.	4,888	90,966
Signature Bank	243	26,660
SunTrust Banks, Inc.	2,049	147,671
SVB Financial Group (a)	230	70,812
Zions Bancorporation	876	45,289
		1,543,303
Capital Markets - 4.2%
Ameriprise Financial, Inc.	629	91,626
Bank of New York Mellon Corp.	4,417	236,177
BlackRock, Inc. Class A	525	263,949
Charles Schwab Corp.	5,270	269,086
CME Group, Inc.	1,479	235,338
E*TRADE Financial Corp. (a)	1,172	70,097
Franklin Resources, Inc.	1,398	47,979
IntercontinentalExchange, Inc.	2,549	188,397
Invesco Ltd.	1,793	48,393
Moody's Corp.	751	128,511
Northern Trust Corp.	948	103,541
Raymond James Financial, Inc.	584	53,489
S&P Global, Inc.	1,103	221,085
State Street Corp.	1,598	141,119
T. Rowe Price Group, Inc.	1,060	126,225
TD Ameritrade Holding Corp.	1,230	70,295
The NASDAQ OMX Group, Inc.	497	45,426
		2,340,733
Consumer Finance - 1.2%
Ally Financial, Inc.	1,892	50,630
American Express Co.	3,183	316,772
Capital One Financial Corp.	2,128	200,713
Discover Financial Services	1,562	111,542
		679,657
Diversified Financial Services - 0.1%
Voya Financial, Inc.	746	37,688
Insurance - 4.2%
AFLAC, Inc.	3,415	158,934
Allstate Corp.	1,540	146,485
American Financial Group, Inc.	342	38,540
American International Group, Inc.	3,944	217,748
Aon PLC	1,068	153,311
Arch Capital Group Ltd. (a)	1,741	53,205
Arthur J. Gallagher & Co.	795	56,723
Assurant, Inc.	232	25,590
Axis Capital Holdings Ltd.	372	21,040
Chubb Ltd.	2,031	283,771
Hartford Financial Services Group, Inc.	1,529	80,578
Lincoln National Corp.	933	63,537
Loews Corp.	1,228	62,358
Marsh & McLennan Companies, Inc.	2,201	183,475
Principal Financial Group, Inc.	1,263	73,355
Progressive Corp.	2,550	153,026
Prudential Financial, Inc.	1,850	186,684
Reinsurance Group of America, Inc.	282	39,903
The Travelers Companies, Inc.	1,181	153,695
Willis Group Holdings PLC	576	91,826
XL Group Ltd.	1,116	62,753
		2,306,537
Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc.	2,251	24,243

TOTAL FINANCIALS		6,932,161

HEALTH CARE - 14.3%
Biotechnology - 4.5%
AbbVie, Inc.	6,619	610,470
Amgen, Inc.	2,944	578,643
Biogen, Inc. (a)	924	308,958
BioMarin Pharmaceutical, Inc. (a)	767	77,130
Celgene Corp. (a)	3,267	294,324
Gilead Sciences, Inc.	5,722	445,343
Vertex Pharmaceuticals, Inc. (a)	1,103	193,080
		2,507,948
Health Care Equipment & Supplies - 1.5%
Align Technology, Inc. (a)	333	118,764
Becton, Dickinson & Co.	1,160	290,429
Dentsply Sirona, Inc.	981	47,196
Edwards Lifesciences Corp. (a)	915	130,342
Hologic, Inc. (a)	1,186	50,891
IDEXX Laboratories, Inc. (a)	377	92,339
ResMed, Inc.	632	66,853
Varian Medical Systems, Inc. (a)	394	45,487
		842,301
Health Care Providers & Services - 2.3%
AmerisourceBergen Corp.	726	59,409
Anthem, Inc.	1,113	281,589
Cardinal Health, Inc.	1,375	68,681
Centene Corp. (a)	890	115,994
Cigna Corp.	1,058	189,826
HCA Holdings, Inc.	1,228	152,554
Henry Schein, Inc. (a)	662	52,569
Humana, Inc.	600	188,508
Laboratory Corp. of America Holdings (a)	440	77,150
Quest Diagnostics, Inc.	586	63,124
		1,249,404
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	1,412	93,248
Mettler-Toledo International, Inc. (a)	112	66,361
Quintiles Transnational Holdings, Inc. (a)	713	86,943
Waters Corp. (a)	346	68,255
		314,807
Pharmaceuticals - 5.4%
Bristol-Myers Squibb Co.	7,131	418,946
Jazz Pharmaceuticals PLC (a)	256	44,308
Johnson & Johnson	11,708	1,551,544
Merck & Co., Inc.	11,772	775,422
Zoetis, Inc. Class A	2,109	182,386
		2,972,606

TOTAL HEALTH CARE		7,887,066

INDUSTRIALS - 9.8%
Aerospace & Defense - 0.5%
Arconic, Inc.	1,871	40,582
L3 Technologies, Inc.	339	72,695
Rockwell Collins, Inc.	708	98,405
TransDigm Group, Inc.	203	76,235
		287,917
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	615	56,721
Expeditors International of Washington, Inc.	780	59,413
United Parcel Service, Inc. Class B	3,004	360,150
		476,284
Airlines - 0.1%
Delta Air Lines, Inc.	754	41,033
Southwest Airlines Co.	632	36,757
		77,790
Building Products - 0.7%
A.O. Smith Corp.	623	37,087
Allegion PLC	401	32,698
Fortune Brands Home & Security, Inc.	722	41,876
Johnson Controls International PLC	4,029	151,128
Lennox International, Inc.	161	34,950
Masco Corp.	1,352	54,526
Owens Corning	471	29,306
		381,571
Commercial Services & Supplies - 0.4%
Copart, Inc. (a)	908	52,110
Waste Management, Inc.	1,877	168,930
		221,040
Electrical Equipment - 0.6%
Acuity Brands, Inc.	179	24,886
Eaton Corp. PLC	1,929	160,435
Rockwell Automation, Inc.	562	105,409
Sensata Technologies, Inc. PLC (a)	737	40,071
		330,801
Industrial Conglomerates - 1.2%
3M Co.	2,602	552,457
Roper Technologies, Inc.	447	134,949
		687,406
Machinery - 2.8%
AGCO Corp.	283	17,835
Caterpillar, Inc.	2,613	375,749
Cummins, Inc.	685	97,825
Deere & Co.	1,335	193,295
Dover Corp.	695	57,671
Flowserve Corp.	570	25,268
Illinois Tool Works, Inc.	1,331	190,772
Ingersoll-Rand PLC	1,087	107,080
PACCAR, Inc.	1,519	99,829
Parker Hannifin Corp.	580	98,049
Pentair PLC	759	33,889
Snap-On, Inc.	246	41,719
Stanley Black & Decker, Inc.	663	99,099
WABCO Holdings, Inc. (a)	235	29,535
Xylem, Inc.	785	60,100
		1,527,715
Professional Services - 0.3%
IHS Markit Ltd. (a)	1,758	93,227
Manpower, Inc.	289	26,952
Nielsen Holdings PLC	1,568	36,942
Robert Half International, Inc.	542	41,062
		198,183
Road & Rail - 1.9%
AMERCO	40	15,083
CSX Corp.	3,682	260,244
Kansas City Southern	445	51,740
Norfolk Southern Corp.	1,235	208,715
Union Pacific Corp.	3,437	515,172
		1,050,954
Trading Companies & Distributors - 0.4%
Fastenal Co.	1,249	71,106
United Rentals, Inc. (a)	371	55,205
W.W. Grainger, Inc.	209	72,431
		198,742

TOTAL INDUSTRIALS		5,438,403

INFORMATION TECHNOLOGY - 27.2%
Communications Equipment - 1.8%
Cisco Systems, Inc.	21,033	889,486
CommScope Holding Co., Inc. (a)	836	26,844
Motorola Solutions, Inc.	711	86,244
		1,002,574
Electronic Equipment & Components - 0.9%
Corning, Inc.	3,758	124,690
Dell Technologies, Inc. (a)	850	78,642
Flextronics International Ltd. (a)	2,314	32,303
Keysight Technologies, Inc. (a)	811	47,038
TE Connectivity Ltd.	1,527	142,881
Trimble, Inc. (a)	1,103	38,936
		464,490
Internet Software & Services - 3.0%
Alphabet, Inc. Class C (a)	1,374	1,672,515
IT Services - 5.8%
Accenture PLC Class A	2,694	429,235
Cognizant Technology Solutions Corp. Class A	2,574	209,781
IBM Corp.	4,022	582,908
Jack Henry & Associates, Inc.	328	44,182
MasterCard, Inc. Class A	4,075	806,850
The Western Union Co.	1,936	39,030
Visa, Inc. Class A	7,869	1,076,007
		3,187,993
Semiconductors & Semiconductor Equipment - 4.9%
Analog Devices, Inc.	1,606	154,401
Applied Materials, Inc.	4,566	222,045
Intel Corp.	20,423	982,346
Lam Research Corp.	709	135,164
Marvell Technology Group Ltd.	2,627	55,981
NVIDIA Corp.	2,514	615,578
Skyworks Solutions, Inc.	794	75,097
Texas Instruments, Inc.	4,300	478,676
		2,719,288
Software - 10.3%
Adobe Systems, Inc. (a)	2,151	526,307
Autodesk, Inc. (a)	944	121,247
CA Technologies, Inc.	1,374	60,745
Cadence Design Systems, Inc. (a)	1,237	54,539
Citrix Systems, Inc. (a)	592	65,102
Intuit, Inc.	1,059	216,290
Microsoft Corp.	31,923	3,386,392
Oracle Corp.	13,561	646,588
Salesforce.com, Inc. (a)	2,985	409,393
Symantec Corp.	2,680	54,190
VMware, Inc. Class A (a)	313	45,257
Workday, Inc. Class A (a)	586	72,676
		5,658,726
Technology Hardware, Storage & Peripherals - 0.5%
Hewlett Packard Enterprise Co.	6,822	105,332
HP, Inc.	7,175	165,599
Xerox Corp.	1,026	26,645
		297,576

TOTAL INFORMATION TECHNOLOGY		15,003,162

MATERIALS - 3.0%
Chemicals - 2.1%
Air Products & Chemicals, Inc.	960	157,603
Axalta Coating Systems Ltd. (a)	971	29,373
Celanese Corp. Class A	588	69,449
Ecolab, Inc.	1,134	159,554
International Flavors & Fragrances, Inc.	365	48,457
LyondellBasell Industries NV Class A	1,464	162,197
PPG Industries, Inc.	1,093	120,951
Praxair, Inc.	1,254	210,045
Sherwin-Williams Co.	369	162,629
The Mosaic Co.	1,567	47,182
		1,167,440
Containers & Packaging - 0.6%
Avery Dennison Corp.	378	43,349
Ball Corp.	1,463	57,013
International Paper Co.	1,720	92,416
Sealed Air Corp.	717	31,598
WestRock Co.	1,104	64,010
		288,386
Metals & Mining - 0.3%
Newmont Mining Corp.	2,324	85,244
Nucor Corp.	1,381	92,430
		177,674

TOTAL MATERIALS		1,633,500

REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 2.5%
Alexandria Real Estate Equities, Inc.	447	56,966
American Tower Corp.	1,923	285,066
Boston Properties, Inc.	673	84,482
Camden Property Trust (SBI)	412	38,147
Duke Realty Corp.	1,502	43,738
Equinix, Inc.	346	151,991
Federal Realty Investment Trust (SBI)	322	40,411
HCP, Inc.	2,052	53,147
Host Hotels & Resorts, Inc.	3,224	67,511
Iron Mountain, Inc.	1,183	41,535
Liberty Property Trust (SBI)	710	30,431
Prologis, Inc.	2,311	151,648
SBA Communications Corp. Class A (a)	504	79,758
The Macerich Co.	461	27,227
UDR, Inc.	1,250	48,100
Welltower, Inc.	1,611	100,849
Weyerhaeuser Co.	3,280	112,110
		1,413,117
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	1,401	69,770
Jones Lang LaSalle, Inc.	203	34,715
		104,485

TOTAL REAL ESTATE		1,517,602

TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.9%
CenturyLink, Inc.	4,149	77,877
Verizon Communications, Inc.	18,021	930,604
Zayo Group Holdings, Inc. (a)	929	34,457
		1,042,938
Wireless Telecommunication Services - 0.0%
Sprint Corp. (a)	3,403	18,478

TOTAL TELECOMMUNICATION SERVICES		1,061,416

UTILITIES - 2.8%
Electric Utilities - 1.0%
Alliant Energy Corp.	1,084	46,579
Edison International	1,444	96,214
Eversource Energy	1,392	84,522
Pinnacle West Capital Corp.	488	39,250
Southern Co.	4,364	212,090
Xcel Energy, Inc.	2,166	101,499
		580,154
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	2,831	37,822
Multi-Utilities - 1.6%
CenterPoint Energy, Inc.	1,789	50,951
CMS Energy Corp.	1,219	58,926
Consolidated Edison, Inc.	1,324	104,503
Dominion Resources, Inc.	2,827	202,724
DTE Energy Co.	775	84,119
NiSource, Inc.	1,506	39,427
Public Service Enterprise Group, Inc.	2,177	112,246
Sempra Energy	1,076	124,375
WEC Energy Group, Inc.	1,375	91,259
		868,530
Water Utilities - 0.1%
American Water Works Co., Inc.	767	67,688

TOTAL UTILITIES		1,554,194

TOTAL COMMON STOCKS
(Cost $51,075,629)		54,922,057
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.07% 1/3/19 (c)
(Cost $29,735)	30,000	29,728
	Shares	Value

Money Market Funds - 0.7%
Fidelity Cash Central Fund, 1.96% (d)	127,463	$127,489
Fidelity Securities Lending Cash Central Fund 1.97% (d)(e)	246,316	246,340
TOTAL MONEY MARKET FUNDS
(Cost $373,831)		373,829
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $51,479,195)		55,325,614
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(107,438)
NET ASSETS - 100%		$55,218,176

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	2	Sept. 2018	$281,710	$5,973	$5,973

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $29,728.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,536
Fidelity Securities Lending Cash Central Fund	523
Total	$6,059

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$6,844,658	$6,844,658	$--	$--
Consumer Staples	3,869,557	3,869,557	--	--
Energy	3,180,338	3,180,338	--	--
Financials	6,932,161	6,932,161	--	--
Health Care	7,887,066	7,887,066	--	--
Industrials	5,438,403	5,438,403	--	--
Information Technology	15,003,162	15,003,162	--	--
Materials	1,633,500	1,633,500	--	--
Real Estate	1,517,602	1,517,602	--	--
Telecommunication Services	1,061,416	1,061,416	--	--
Utilities	1,554,194	1,554,194	--	--
U.S. Government and Government Agency Obligations	29,728	--	29,728	--
Money Market Funds	373,829	373,829	--	--
Total Investments in Securities:	$55,325,614	$55,295,886	$29,728	$--
Derivative Instruments:
Assets
Futures Contracts	$5,973	$5,973	$--	$--
Total Assets	$5,973	$5,973	$--	$--
Total Derivative Instruments:	$5,973	$5,973	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rate and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ International Index Fund

July 31, 2018

ZEI-QTLY-0918
1.9881632.101

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
Australia - 4.6%
AGL Energy Ltd.	7,066	$115,441
Alumina Ltd.	27,141	57,065
Amcor Ltd.	12,225	136,874
AMP Ltd.	31,018	78,352
APA Group unit	12,141	87,045
Aristocrat Leisure Ltd.	6,059	144,949
ASX Ltd.	1,998	97,511
Aurizon Holdings Ltd.	21,738	73,484
Australia & New Zealand Banking Group Ltd.	30,645	667,094
Bank of Queensland Ltd.	3,754	30,986
Bendigo & Adelaide Bank Ltd.	4,803	41,786
BHP Billiton Ltd.	33,753	881,512
BlueScope Steel Ltd.	5,894	77,332
Boral Ltd.	12,677	62,632
Brambles Ltd.	16,818	123,450
Caltex Australia Ltd.	2,740	66,282
Challenger Ltd.	6,123	56,591
Cimic Group Ltd.	1,114	40,000
Coca-Cola Amatil Ltd.	5,753	40,979
Cochlear Ltd.	604	91,256
Commonwealth Bank of Australia	18,410	1,022,956
Computershare Ltd.	4,919	66,477
Crown Ltd.	3,838	38,494
CSL Ltd.	4,755	694,570
DEXUS Property Group unit	11,036	82,648
Dominos Pizza Enterprises Ltd.	609	22,600
Flight Centre Travel Group Ltd.	548	27,689
Fortescue Metals Group Ltd.	16,861	54,742
Goodman Group unit	16,619	118,902
Harvey Norman Holdings Ltd.	6,172	16,278
Healthscope Ltd.	16,278	26,364
Incitec Pivot Ltd.	16,435	46,277
Insurance Australia Group Ltd.	24,884	148,640
Lendlease Group unit	5,983	89,479
Macquarie Group Ltd.	3,386	308,970
Medibank Private Ltd.	29,533	68,238
Mirvac Group unit	39,674	67,205
National Australia Bank Ltd.	28,490	599,864
Newcrest Mining Ltd.	8,107	130,280
Orica Ltd.	4,126	53,890
Origin Energy Ltd. (a)	18,568	134,778
QBE Insurance Group Ltd.	14,740	110,606
Ramsay Health Care Ltd.	1,526	63,762
realestate.com.au Ltd.	533	34,372
Rio Tinto Ltd.	4,324	260,856
Santos Ltd. (a)	18,626	88,288
Scentre Group unit	56,135	177,248
SEEK Ltd.	3,611	57,331
Sonic Healthcare Ltd.	4,305	83,414
South32 Ltd.	54,558	144,706
SP AusNet	17,284	20,931
Stockland Corp. Ltd. unit	26,092	80,448
Suncorp Group Ltd.	13,588	151,125
Sydney Airport unit	11,887	62,438
Tabcorp Holdings Ltd.	20,247	70,249
Telstra Corp. Ltd.	42,489	89,594
The GPT Group unit	19,392	74,342
TPG Telecom Ltd.	4,005	17,139
Transurban Group unit	23,530	204,535
Treasury Wine Estates Ltd.	7,570	103,597
Vicinity Centers unit	35,258	69,679
Wesfarmers Ltd.	11,900	437,281
Westpac Banking Corp.	35,694	781,430
Woodside Petroleum Ltd.	9,452	253,788
Woolworths Group Ltd.	13,681	305,844

TOTAL AUSTRALIA		10,532,965

Austria - 0.2%
Andritz AG	732	41,531
Erste Group Bank AG	3,193	137,999
OMV AG	1,551	87,709
Raiffeisen International Bank-Holding AG	1,643	54,813
Voestalpine AG	1,253	62,813

TOTAL AUSTRIA		384,865

Bailiwick of Jersey - 0.8%
Experian PLC	9,614	236,477
Glencore Xstrata PLC	121,459	533,263
Randgold Resources Ltd.	1,006	74,486
Shire PLC	9,576	545,393
Wolseley PLC	2,475	195,239
WPP PLC	13,391	209,462

TOTAL BAILIWICK OF JERSEY		1,794,320

Belgium - 0.7%
Ageas	2,049	109,857
Anheuser-Busch InBev SA NV	8,010	815,130
Colruyt NV	622	37,181
Groupe Bruxelles Lambert SA	854	90,755
KBC Groep NV	2,639	202,930
Proximus	1,632	39,942
Solvay SA Class A	786	107,766
Telenet Group Holding NV	547	26,340
UCB SA	1,343	115,364
Umicore SA	2,199	128,570

TOTAL BELGIUM		1,673,835

Bermuda - 0.5%
Alibaba Health Information Technology Ltd. (a)	34,000	34,827
Alibaba Pictures Group Ltd. (a)	140,000	16,588
Beijing Enterprises Water Group Ltd.	56,000	30,536
Brilliance China Automotive Holdings Ltd.	30,000	39,138
Cheung Kong Infrastructure Holdings Ltd.	7,000	51,949
China Gas Holdings Ltd.	18,400	74,547
China Resource Gas Group Ltd.	10,000	47,394
Cosco Shipping Ports Ltd.	18,000	16,901
Credicorp Ltd. (United States)	723	165,401
Dairy Farm International Holdings Ltd.	3,200	26,144
GOME Electrical Appliances Holdings Ltd. (a)	148,000	15,650
Haier Electronics Group Co. Ltd.	14,000	40,846
HengTen Networks Group Ltd. (a)	216,000	6,880
Hongkong Land Holdings Ltd.	12,400	90,148
Jardine Matheson Holdings Ltd.	2,256	152,280
Jardine Strategic Holdings Ltd.	2,362	94,197
Kerry Properties Ltd.	7,500	37,982
Kunlun Energy Co. Ltd.	32,000	27,642
Li & Fung Ltd.	54,000	18,300
Luye Pharma Group Ltd.	11,000	10,693
Nine Dragons Paper (Holdings) Ltd.	15,000	18,537
NWS Holdings Ltd.	16,000	28,905
Shangri-La Asia Ltd.	12,000	19,630
Shenzhen International Holdings Ltd.	9,000	16,580
Sihuan Pharmaceutical Holdings Group Ltd.	30,000	6,459
Skyworth Digital Holdings Ltd.	18,000	7,040
Yue Yuen Industrial (Holdings) Ltd.	9,000	24,194

TOTAL BERMUDA		1,119,388

Brazil - 1.0%
Ambev SA	49,900	258,055
Atacadao Distribuicao Comercio e Industria Ltda	4,300	17,918
Banco Bradesco SA	9,431	70,055
Banco do Brasil SA	9,100	78,797
Banco Santander SA (Brasil) unit	4,200	40,822
BB Seguridade Participacoes SA	6,900	45,022
BM&F BOVESPA SA	21,900	138,811
BR Malls Participacoes SA	8,300	22,003
Brasil Foods SA (a)	5,100	30,777
CCR SA	13,100	36,752
Centrais Eletricas Brasileiras SA (Electrobras) (a)	2,000	9,203
Cielo SA	13,240	50,621
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	3,500	23,313
Companhia Siderurgica Nacional SA (CSN) (a)	7,500	18,344
Cosan SA Industria e Comercio	1,800	17,682
Drogasil SA (a)	2,300	45,567
EDP Energias do Brasil SA	2,500	9,092
Embraer SA	6,400	32,824
ENGIE Brasil Energia SA	1,800	17,931
Equatorial Energia SA	1,600	26,110
Fibria Celulose SA	2,800	55,205
Hypermarcas SA	3,800	28,095
IRB Brasil Resseguros SA	1,100	15,650
JBS SA	9,400	22,590
Klabin SA unit	8,100	43,594
Kroton Educacional SA	14,900	44,859
Localiza Rent A Car SA	5,100	32,272
Lojas Renner SA	7,800	64,174
M. Dias Branco SA	800	8,178
Magazine Luiza SA	900	31,714
Multiplan Empreendimentos Imobiliarios SA	3,000	16,050
Natura Cosmeticos SA	1,900	14,731
Odontoprev SA	2,100	7,458
Petrobras Distribuidora SA	3,400	17,655
Petroleo Brasileiro SA - Petrobras (ON)	30,200	176,535
Porto Seguro SA (a)	900	11,894
Rumo SA (a)	10,600	41,939
Sul America SA unit	1,600	9,408
Suzano Papel e Celulose SA	4,800	56,974
TIM Participacoes SA (a)	9,200	30,395
Ultrapar Participacoes SA	4,100	44,405
Vale SA	33,373	487,618
Weg SA	9,480	46,752

TOTAL BRAZIL		2,297,844

Canada - 6.5%
Agnico Eagle Mines Ltd. (Canada)	2,472	103,566
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	4,563	209,585
AltaGas Ltd.	2,865	58,298
ARC Resources Ltd.	3,445	40,916
ATCO Ltd. Class I (non-vtg.)	709	21,741
Bank of Montreal	6,728	533,285
Bank of Nova Scotia	12,578	745,388
Barrick Gold Corp.	12,405	139,036
Bausch Health Cos., Inc. (Canada) (a)	3,451	75,025
BCE, Inc.	1,635	69,480
BlackBerry Ltd. (a)	5,594	54,914
Bombardier, Inc. Class B (sub. vtg.) (a)	22,211	83,664
Brookfield Asset Management, Inc. Class A	8,839	372,966
CAE, Inc.	2,953	61,518
Cameco Corp.	4,451	48,108
Canadian Imperial Bank of Commerce	4,589	418,808
Canadian National Railway Co.	7,779	694,390
Canadian Natural Resources Ltd.	12,820	471,074
Canadian Pacific Railway Ltd.	1,514	300,251
Canadian Tire Ltd. Class A (non-vtg.)	670	91,251
Canadian Utilities Ltd. Class A (non-vtg.)	1,288	32,129
CCL Industries, Inc. Class B	1,574	79,859
Cenovus Energy, Inc.	11,012	110,471
CGI Group, Inc. Class A (sub. vtg.) (a)	2,659	171,659
CI Financial Corp.	2,698	47,143
Constellation Software, Inc.	212	153,686
Crescent Point Energy Corp.	5,340	36,411
Dollarama, Inc.	3,313	119,699
Emera, Inc.	537	17,400
Empire Co. Ltd. Class A (non-vtg.)	1,714	35,338
Enbridge, Inc.	17,840	633,592
Encana Corp.	10,281	141,864
Fairfax Financial Holdings Ltd. (sub. vtg.)	295	166,679
Finning International, Inc.	1,921	50,297
First Capital Realty, Inc.	1,658	25,848
First Quantum Minerals Ltd.	7,278	113,519
Fortis, Inc.	4,488	147,559
Franco-Nevada Corp.	1,968	144,357
George Weston Ltd.	561	46,671
Gildan Activewear, Inc.	2,398	61,773
Goldcorp, Inc.	9,274	115,921
Great-West Lifeco, Inc.	3,060	75,627
H&R REIT/H&R Finance Trust	1,278	19,826
Husky Energy, Inc.	3,871	65,824
Hydro One Ltd. (b)	3,645	53,238
IGM Financial, Inc.	770	23,115
Imperial Oil Ltd.	3,175	108,734
Industrial Alliance Insurance and Financial Services, Inc.	1,066	43,841
Intact Financial Corp.	1,422	108,482
Inter Pipeline Ltd.	4,092	78,012
Keyera Corp.	2,140	61,954
Kinross Gold Corp. (a)	13,902	50,228
Linamar Corp.	423	19,331
Loblaw Companies Ltd.	2,055	108,654
Lundin Mining Corp.	6,298	34,858
Magna International, Inc. Class A (sub. vtg.)	3,619	220,448
Manulife Financial Corp.	20,906	388,276
Methanex Corp.	732	50,565
Metro, Inc. Class A (sub. vtg.)	2,644	89,146
National Bank of Canada	3,596	176,282
Nutrien Ltd.	6,781	368,280
Onex Corp. (sub. vtg.)	940	70,360
Open Text Corp.	2,808	104,497
Pembina Pipeline Corp.	5,300	190,675
Power Corp. of Canada (sub. vtg.)	3,831	87,142
Power Financial Corp.	2,761	64,735
PrairieSky Royalty Ltd.	2,100	39,842
Restaurant Brands International, Inc.	2,436	155,409
Restaurant Brands International, Inc.	12	758
RioCan (REIT)	1,604	30,604
Rogers Communications, Inc. Class B (non-vtg.)	3,847	196,128
Royal Bank of Canada	15,114	1,179,864
Saputo, Inc.	2,492	83,083
Seven Generations Energy Ltd. (a)	2,549	29,118
Shaw Communications, Inc. Class B	4,848	101,406
Shopify, Inc. Class A (a)	921	128,304
Smart (REIT)	631	14,717
SNC-Lavalin Group, Inc.	1,899	84,100
Sun Life Financial, Inc.	6,432	263,045
Suncor Energy, Inc.	17,247	726,287
Teck Resources Ltd. Class B (sub. vtg.)	5,429	141,604
TELUS Corp.	2,109	77,090
The Toronto-Dominion Bank	19,284	1,143,980
Thomson Reuters Corp.	3,046	126,397
Tourmaline Oil Corp.	2,847	56,246
TransCanada Corp.	9,275	417,174
Turquoise Hill Resources Ltd. (a)	10,887	30,213
Vermilion Energy, Inc.	1,527	52,565
West Fraser Timber Co. Ltd.	672	41,740
Wheaton Precious Metals Corp.	4,743	99,392
WSP Global, Inc.	1,138	64,684

TOTAL CANADA		14,991,019

Cayman Islands - 4.5%
3SBio, Inc. (b)	13,000	27,726
51job, Inc. sponsored ADR (a)	238	21,841
58.com, Inc. ADR (a)	990	66,587
AAC Technology Holdings, Inc.	7,500	95,553
Agile Property Holdings Ltd.	18,000	27,657
Airtac International Group	1,000	10,905
Alibaba Group Holding Ltd. sponsored ADR (a)	12,163	2,277,278
Anta Sports Products Ltd.	11,000	56,058
ASM Pacific Technology Ltd.	3,500	42,117
Autohome, Inc. ADR Class A	635	61,436
Baidu.com, Inc. sponsored ADR (a)	2,906	718,305
Car, Inc. (a)	7,000	6,938
Chailease Holding Co. Ltd.	13,260	43,360
Cheung Kong Property Holdings Ltd.	27,500	210,392
China Conch Venture Holdings Ltd.	16,500	62,119
China First Capital Group Ltd. (a)	30,000	19,493
China Literature Ltd. (a)(b)	1,800	15,055
China Lodging Group Ltd. ADR	1,434	57,374
China Medical System Holdings Ltd.	15,000	25,646
China Mengniu Dairy Co. Ltd.	28,000	86,686
China Resources Cement Holdings Ltd.	26,000	29,614
China Resources Land Ltd.	30,000	109,695
China State Construction International Holdings Ltd.	20,000	23,825
China Zhongwang Holdings Ltd.	15,600	7,632
Chong Sing Holdings Fintech Group (a)	164,000	12,537
CIFI Holdings Group Co. Ltd.	40,000	25,990
CK Hutchison Holdings Ltd.	28,500	309,725
Country Garden Holdings Co. Ltd.	81,000	125,488
Ctrip.com International Ltd. ADR (a)	4,161	171,225
Dali Foods Group Co. Ltd. (b)	19,500	16,347
ENN Energy Holdings Ltd.	8,000	81,386
Evergrande Real Estate Group Ltd. (a)	28,000	77,232
Fang Holdings Ltd. ADR (a)	2,015	6,529
Fullshare Holdings Ltd.	67,500	29,755
Future Land Development Holding Ltd.	18,000	16,168
GCL-Poly Energy Holdings Ltd. (a)	142,000	12,483
Geely Automobile Holdings Ltd.	53,000	120,868
General Interface Solution Holding Ltd.	2,000	13,571
Genscript Biotech Corp. (a)	8,000	19,569
Greentown China Holdings Ltd.	8,500	10,006
Haitian International Holdings Ltd.	7,000	16,499
Hengan International Group Co. Ltd.	8,000	71,193
JD.com, Inc. sponsored ADR (a)	7,619	273,217
Jiayuan International Group Ltd.	10,134	19,677
Kaisa Group Holdings Ltd.	20,000	8,077
Kingboard Chemical Holdings Ltd.	6,500	22,649
Kingboard Laminates Holdings Ltd.	10,500	12,548
Kingdee International Software Group Co. Ltd.	20,000	22,143
Kingsoft Corp. Ltd.	8,000	19,365
KWG Property Holding Ltd.	12,000	13,637
Lee & Man Paper Manufacturing Ltd.	16,000	15,553
Lijun International Pharmaceutical Holding Ltd.	14,000	13,377
Logan Property Holdings Co. Ltd.	14,000	17,516
Longfor Properties Co. Ltd.	16,500	46,353
Meitu, Inc. (a)(b)	16,500	12,718
Melco Crown Entertainment Ltd. sponsored ADR	2,645	68,400
MGM China Holdings Ltd.	9,200	19,785
Minth Group Ltd.	8,000	30,169
Momo, Inc. ADR (a)	1,285	52,711
NetEase, Inc. ADR	836	215,688
New Oriental Education & Technology Group, Inc. sponsored ADR	1,517	130,523
Nexteer Auto Group Ltd.	7,000	9,953
Noah Holdings Ltd. sponsored ADR (a)(c)	275	14,042
Sands China Ltd.	25,600	131,766
Semiconductor Manufacturing International Corp. (a)	28,500	34,562
Shenzhou International Group Holdings Ltd.	8,000	98,101
Shimao Property Holdings Ltd.	11,500	32,599
Shui On Land Ltd.	34,500	8,044
SINA Corp. (a)	703	56,577
Sino Biopharmaceutical Ltd.	70,500	96,287
SOHO China Ltd.	31,000	14,574
Sunac China Holdings Ltd.	26,000	84,469
Sunny Optical Technology Group Co. Ltd.	7,500	123,741
TAL Education Group ADR (a)	3,502	112,029
Tencent Holdings Ltd.	60,000	2,730,871
Tingyi (Cayman Islands) Holding Corp.	22,000	50,844
Towngas China Co. Ltd.	9,181	9,124
Uni-President China Holdings Ltd.	13,000	15,022
Vipshop Holdings Ltd. ADR (a)	4,833	46,638
Want Want China Holdings Ltd.	49,000	40,516
Weibo Corp. sponsored ADR (a)	480	39,720
WH Group Ltd. (b)	93,500	75,047
Wharf Real Estate Investment Co. Ltd.	13,000	94,655
Wuxi Biologics (Cayman), Inc. (a)	5,000	50,834
Wynn Macau Ltd.	17,200	50,620
Xinyi Solar Holdings Ltd.	28,000	8,348
Yuzhou Properties Co.	16,000	9,010
YY, Inc. ADR (a)	517	48,200
Zhen Ding Technology Holding Ltd.	4,000	9,418
Zhongsheng Group Holdings Ltd. Class H	5,500	12,529

TOTAL CAYMAN ISLANDS		10,362,109

Chile - 0.2%
Aguas Andinas SA	28,438	16,588
Banco de Chile	254,404	39,768
Banco de Credito e Inversiones	452	31,320
Banco Santander Chile	713,748	58,634
Cencosud SA	14,536	39,865
Colbun SA	83,271	18,541
Compania Cervecerias Unidas SA	1,513	20,569
Compania de Petroleos de Chile SA (COPEC)	3,915	62,904
CorpBanca SA	1,664,747	17,594
Empresa Nacional de Telecomunicaciones SA (ENTEL)	1,612	15,215
Empresas CMPC SA	13,976	56,636
Enel Chile SA	278,204	29,480
Enersis SA	318,904	56,336
LATAM Airlines Group SA	3,002	34,003
S.A.C.I. Falabella	7,927	73,819

TOTAL CHILE		571,272

China - 2.5%
Agricultural Bank of China Ltd. (H Shares)	316,000	152,987
Air China Ltd. (H Shares)	18,000	16,557
Aluminum Corp. of China Ltd. (H Shares) (a)	40,000	18,193
Angang Steel Co. Ltd. (H Shares)	10,000	10,600
Anhui Conch Cement Co. Ltd. (H Shares)	13,500	86,428
AviChina Industry & Technology Co. Ltd. (H Shares)	23,000	14,124
Baic Motor Corp. Ltd. (b)	17,000	14,121
Bank Communications Co. Ltd. (H Shares)	100,000	72,111
Bank of Beijing Co. Ltd. Class A	5,000	4,367
Bank of China Ltd.	6,000	3,188
Bank of China Ltd. (H Shares)	837,000	395,413
Bank of Jiangsu Co. Ltd. Class A	10,100	9,518
Bank of Nanjing Co. Ltd. Class A	6,000	6,808
Bank of Shanghai Co. Ltd. Class A	6,860	11,378
BBMG Corp. (H Shares)	24,000	9,448
Beijing Capital International Airport Co. Ltd. (H Shares)	18,000	20,456
BYD Co. Ltd. (H Shares)	6,500	36,769
CGN Power Co. Ltd. (H Shares) (b)	99,000	26,235
China Cinda Asset Management Co. Ltd. (H Shares)	81,000	22,703
China CITIC Bank Corp. Ltd. (H Shares)	97,000	62,162
China Coal Energy Co. Ltd. (H Shares)	18,000	7,545
China Communications Construction Co. Ltd. (H Shares)	46,000	50,811
China Communications Services Corp. Ltd. (H Shares)	26,000	16,463
China Construction Bank Corp. (H Shares)	1,015,000	927,998
China Cosco Holdings Co. Ltd. (H Shares) (a)	25,500	10,656
China Eastern Airlines Corp. Ltd. (H Shares)	14,000	8,722
China Everbright Bank Co. Ltd. (H Shares)	28,000	12,272
China Galaxy Securities Co. Ltd. (H Shares)	33,500	17,328
China Huarong Asset Management Co. Ltd. (b)	97,000	24,716
China International Capital Corp. Ltd. Class H	10,000	17,225
China International Marine Containers (Group) Ltd. (H Shares)	4,400	5,062
China Life Insurance Co. Ltd. (H Shares)	79,000	198,517
China Longyuan Power Grid Corp. Ltd. (H Shares)	31,000	28,871
China Merchants Bank Co. Ltd. (H Shares)	43,500	169,865
China Merchants Securities Co. Ltd. Class A (a)	3,800	7,519
China Minsheng Banking Corp. Ltd. (H Shares)	76,400	56,553
China Molybdenum Co. Ltd. (H Shares)	48,000	24,462
China National Building Materials Co. Ltd. (H Shares)	43,000	46,621
China National Nuclear Power Co. Ltd. Class A	11,400	9,605
China Oilfield Services Ltd. (H Shares)	18,000	16,512
China Pacific Insurance (Group) Co. Ltd. (H Shares)	28,800	112,279
China Petroleum & Chemical Corp. (H Shares)	272,000	261,458
China Railway Construction Corp. Ltd. (H Shares)	19,500	23,527
China Railway Group Ltd. (H Shares)	37,000	32,102
China Railway Signal & Communications Corp. (b)	14,000	9,917
China Reinsurance Group Corp.	53,000	11,074
China Shenhua Energy Co. Ltd. (H Shares)	36,500	82,309
China Shipping Container Lines Co. Ltd. (H Shares) (a)	37,000	5,892
China Shipping Development Co. Ltd. (H Shares)	12,000	5,213
China Southern Airlines Ltd. (H Shares)	18,000	12,682
China State Construction Engineering Corp. Ltd. Class A	5,600	4,768
China Telecom Corp. Ltd. (H Shares)	152,000	71,846
China Vanke Co. Ltd. (H Shares)	13,700	43,723
China Yangtze Power Co. Ltd. Class A	2,000	4,944
Chongqing Changan Automobile Co. Ltd. (B Shares)	8,000	6,982
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	26,000	15,867
CITIC Securities Co. Ltd. (H Shares)	23,500	46,886
CRRC Corp. Ltd. (H Shares)	50,000	43,827
Daqin Railway Co. Ltd. (A Shares)	6,400	8,408
Datang International Power Generation Co. Ltd. (H Shares)	26,000	7,519
Dongfeng Motor Group Co. Ltd. (H Shares)	30,000	30,080
Fuyao Glass Industries Group Co. Ltd.	5,200	18,848
GDS Holdings Ltd. ADR (a)(c)	565	12,334
GF Securities Co. Ltd. (H Shares)	15,400	21,543
Great Wall Motor Co. Ltd. (H Shares)	30,500	21,877
Guangzhou Automobile Group Co. Ltd. (H Shares)	28,000	26,255
Guangzhou R&F Properties Co. Ltd. (H Shares)	9,600	17,245
Guotai Junan Securities Co. Ltd. Class H	6,200	12,860
Haitong Securities Co. Ltd. (H Shares)	32,000	32,289
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	1,400	7,106
Huadian Power International Corp. Ltd. (H Shares)	16,000	7,502
Huaneng Power International, Inc. (H Shares)	42,000	31,517
Huaneng Renewables Corp. Ltd. (H Shares)	50,000	18,601
Huatai Securities Co. Ltd. (H Shares) (b)	16,200	25,469
Huaxia Bank Co. Ltd. Class A	10,400	11,617
Industrial & Commercial Bank of China Ltd. (H Shares)	736,000	544,800
Industrial Bank Co. Ltd. Class A	2,000	4,536
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	10,000	13,160
Jiangsu Expressway Co. Ltd. (H Shares)	10,000	12,154
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	500	5,055
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	300	5,652
Jiangxi Copper Co. Ltd. (H Shares)	13,000	16,397
Kweichow Moutai Co. Ltd. (A Shares)	100	10,663
Legend Holdings Corp. (b)	3,200	9,540
Metallurgical Corp. China Ltd. (H Shares)	28,000	8,205
Midea Group Co. Ltd. Class A	1,100	7,687
New China Life Insurance Co. Ltd. (H Shares)	9,700	44,613
Orient Securities Co. Ltd. Class A	4,800	6,433
People's Insurance Co. of China Group (H Shares)	86,000	38,349
PetroChina Co. Ltd. (H Shares)	226,000	172,109
PICC Property & Casualty Co. Ltd. (H Shares)	74,000	83,437
Ping An Bank Co. Ltd. Class A	1,000	1,383
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	56,000	519,400
Postal Savings Bank of China Co. Ltd.	26,000	17,424
Power Construction Corp. of China Ltd. Class A	10,500	8,739
SAIC Motor Corp. Ltd.	1,000	4,680
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	16,000	12,231
Shanghai Electric Group Co. Ltd. (H Shares)	24,000	8,042
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)	6,000	28,628
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	12,300	17,122
Shanghai Pharma Holding Co. Ltd. (H Shares)	8,900	23,585
Shanghai Pudong Development Bank Co. Ltd.	3,000	4,478
Shenwan Hongyuan Group Co. Ltd. Class A	14,000	9,124
Sinopec Engineering Group Co. Ltd. (H Shares)	12,500	12,740
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	34,000	20,402
Sinopharm Group Co. Ltd. (H Shares)	13,200	55,834
Sinotrans Ltd. (H Shares)	20,000	9,250
Tong Ren Tang Technologies Co. Ltd. (H Shares)	6,000	8,837
TravelSky Technology Ltd. (H Shares)	10,000	28,347
Tsingtao Brewery Co. Ltd. (H Shares)	4,000	21,378
Weichai Power Co. Ltd. (H Shares)	24,000	29,262
Wuliangye Yibin Co. Ltd. Class A	500	5,295
Xinjiang Goldwind Science & Technology Co. Ltd. (H Shares)	6,400	8,146
Yanzhou Coal Mining Co. Ltd. (H Shares)	18,000	22,382
Zhaojin Mining Industry Co. Ltd. (H Shares)	10,000	8,065
Zhejiang Expressway Co. Ltd. (H Shares)	16,000	13,576
ZhongAn Online P & C Insurance Co. Ltd. Class H (b)	1,600	7,328
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	5,500	32,969
Zijin Mng Group Co. Ltd. (H Shares)	56,000	20,690
ZTE Corp. (H Shares)	7,400	12,652

TOTAL CHINA		5,712,034

Colombia - 0.1%
Bancolombia SA	2,616	30,282
Cementos Argos SA	5,086	16,188
Ecopetrol SA	53,484	56,805
Grupo de Inversiones Suramerica SA (a)	2,359	29,462
Interconexion Electrica SA ESP	4,039	19,842
Inversiones Argos SA	3,671	24,638

TOTAL COLOMBIA		177,217

Czech Republic - 0.0%
Ceske Energeticke Zavody A/S	1,846	48,449
Komercni Banka A/S	758	32,908
MONETA Money Bank A/S (b)	4,366	14,972
Telefonica Czech Rep A/S	467	5,530

TOTAL CZECH REPUBLIC		101,859

Denmark - 1.1%
A.P. Moller - Maersk A/S:
Series A	38	51,133
Series B	71	101,944
Carlsberg A/S Series B	1,134	136,702
Christian Hansen Holding A/S	1,071	110,889
Coloplast A/S Series B	1,263	137,745
Danske Bank A/S	7,893	229,449
DONG Energy A/S (b)	1,972	121,615
DSV de Sammensluttede Vognmaend A/S	1,985	166,461
Genmab A/S (a)	646	110,699
H Lundbeck A/S	773	55,956
ISS Holdings A/S	1,789	66,871
Novo Nordisk A/S Series B	18,571	923,857
Novozymes A/S Series B	2,413	127,039
Pandora A/S	1,188	84,450
Tryg A/S	1,137	27,816
Vestas Wind Systems A/S	2,163	139,537
William Demant Holding A/S (a)	1,021	48,803

TOTAL DENMARK		2,640,966

Egypt - 0.0%
Commercial International Bank SAE	8,277	39,370
Commercial International Bank SAE sponsored GDR	3,362	15,381
Eastern Tobacco Co.	909	8,393
Elsewedy Electric Co.	737	7,725

TOTAL EGYPT		70,869

Finland - 0.7%
Elisa Corp. (A Shares)	1,522	66,153
Fortum Corp.	4,777	119,987
Kone Oyj (B Shares)	3,551	194,289
Metso Corp.	1,157	42,347
Neste Oyj	1,343	110,904
Nokia Corp.	59,311	321,920
Nokian Tyres PLC	1,220	52,913
Orion Oyj (B Shares)	1,027	35,379
Sampo Oyj (A Shares)	4,608	234,178
Stora Enso Oyj (R Shares)	5,870	97,024
UPM-Kymmene Corp.	5,506	195,471
Wartsila Corp.	4,521	97,750

TOTAL FINLAND		1,568,315

France - 6.9%
Accor SA	1,984	102,265
Aeroports de Paris	315	70,501
Air Liquide SA	4,481	572,914
Alstom SA	1,651	74,096
Amundi SA (b)	683	47,153
Arkema SA	722	90,548
Atos Origin SA	1,019	136,852
AXA SA	20,390	513,770
BIC SA	239	22,847
bioMerieux SA	426	35,468
BNP Paribas SA	11,799	768,088
Bollore SA	10,235	47,658
Bouygues SA	2,331	102,516
Bureau Veritas SA	2,803	72,207
Capgemini SA	1,669	214,291
Carrefour SA	6,312	113,371
Casino Guichard Perrachon SA	659	26,848
CNP Assurances	1,689	39,501
Compagnie de St. Gobain	5,260	234,191
Credit Agricole SA	11,959	168,026
Danone SA	6,340	497,768
Dassault Aviation SA	25	46,189
Dassault Systemes SA	1,353	202,196
Edenred SA	2,522	99,296
EDF SA	6,241	93,413
Eiffage SA	836	93,574
ENGIE	19,091	308,407
Essilor International SA	2,182	322,002
Eurazeo SA	466	36,046
Eutelsat Communications	1,700	36,418
Faurecia SA	824	56,020
Fonciere des Regions	364	37,946
Gecina SA	468	79,845
Groupe Eurotunnel SA	5,007	66,132
Hermes International SCA	331	209,629
ICADE	370	35,824
Iliad SA	298	47,217
Imerys SA	384	29,816
Ingenico SA	594	49,288
Ipsen SA	408	67,819
JCDecaux SA	827	27,019
Kering SA	795	423,913
Klepierre SA	2,191	82,677
L'Oreal SA	2,640	646,744
Legrand SA	2,812	206,631
LVMH Moet Hennessy - Louis Vuitton SA	2,927	1,020,025
Michelin CGDE Series B	1,802	231,408
Natixis SA	10,071	72,426
Orange SA	20,950	357,024
Pernod Ricard SA	2,227	359,241
Peugeot Citroen SA	6,195	178,278
Publicis Groupe SA	2,152	137,549
Remy Cointreau SA	243	33,189
Remy Cointreau SA rights (a)	243	469
Renault SA	2,030	178,722
Rexel SA	3,425	53,607
Safran SA	3,501	434,158
Sanofi SA	11,876	1,033,168
Schneider Electric SA	5,651	453,582
SCOR SE	1,781	69,288
SEB SA	226	42,971
Societe Generale Series A	8,074	360,084
Sodexo SA	953	105,570
SR Teleperformance SA	590	108,179
Suez Environnement SA	4,104	58,092
Thales SA	1,119	147,141
Total SA	25,293	1,649,745
Ubisoft Entertainment SA (a)	819	90,445
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	1,460	324,122
Valeo SA	2,540	124,746
Veolia Environnement SA	5,718	130,618
VINCI SA	5,278	530,777
Vivendi SA	10,935	283,868
Wendel SA	274	39,954

TOTAL FRANCE		15,863,386

Germany - 6.1%
adidas AG	1,981	438,163
Allianz SE	4,615	1,021,090
Axel Springer Verlag AG	476	35,567
BASF AG	9,629	923,022
Bayer AG	9,463	1,053,489
Bayerische Motoren Werke AG (BMW)	3,466	335,140
Beiersdorf AG	1,074	125,086
Brenntag AG	1,648	98,821
Commerzbank AG (a)	10,805	116,695
Continental AG	1,158	266,759
Covestro AG (b)	2,018	193,735
Daimler AG (Germany)	9,569	661,860
Delivery Hero AG (b)	996	56,580
Deutsche Bank AG	20,683	270,589
Deutsche Borse AG	2,026	266,999
Deutsche Lufthansa AG	2,573	72,210
Deutsche Post AG	10,389	366,998
Deutsche Telekom AG	34,918	577,372
Deutsche Wohnen AG (Bearer)	3,734	181,902
Drillisch AG	530	31,515
E.ON AG	23,059	260,157
Evonik Industries AG	1,750	64,767
Fraport AG Frankfurt Airport Services Worldwide	409	40,834
Fresenius Medical Care AG & Co. KGaA	2,279	222,326
Fresenius SE & Co. KGaA	4,387	338,679
GEA Group AG	1,843	71,981
Hannover Reuck SE	636	84,783
HeidelbergCement Finance AG	1,587	134,765
Henkel AG & Co. KGaA	1,064	114,092
Hochtief AG	189	33,969
Hugo Boss AG	687	61,922
Infineon Technologies AG	11,872	314,404
innogy SE (b)	1,336	59,366
K&S AG	2,133	56,345
KION Group AG	774	53,164
Lanxess AG	930	76,451
Linde AG	325	68,027
Linde AG	1,627	401,625
MAN SE	374	41,962
Merck KGaA	1,366	140,374
Metro Wholesale & Food Specialist AG	1,867	23,054
MTU Aero Engines Holdings AG	564	119,372
Muenchener Rueckversicherungs AG	1,630	361,200
OSRAM Licht AG	1,124	50,182
ProSiebenSat.1 Media AG	2,515	67,880
Puma AG	93	46,654
RWE AG	5,419	142,196
SAP SE	10,314	1,200,405
Schaeffler AG	1,564	21,434
Siemens AG	8,030	1,133,347
Siemens Healthineers AG (a)(b)	1,590	70,829
Symrise AG	1,330	120,189
Telefonica Deutschland Holding AG	7,263	31,823
Thyssenkrupp AG	4,605	122,882
TUI AG	302	6,461
TUI AG (GB)	4,181	89,506
Uniper SE	2,137	66,696
United Internet AG	1,262	67,883
Volkswagen AG	322	55,558
Vonovia SE	5,084	246,181
Wirecard AG	1,229	229,582
Zalando SE (a)	1,213	69,588

TOTAL GERMANY		14,076,487

Greece - 0.1%
Alpha Bank AE (a)	14,407	31,453
EFG Eurobank Ergasias SA (a)	19,681	20,367
Ff Group (a)(d)	256	1,437
Greek Organization of Football Prognostics SA	2,686	29,980
Hellenic Telecommunications Organization SA	2,644	34,319
Jumbo SA	1,096	17,558
National Bank of Greece SA (a)	59,010	19,197
Piraeus Bank SA	2,200	6,946
Titan Cement Co. SA (Reg.)	361	8,759

TOTAL GREECE		170,016

Hong Kong - 2.6%
AIA Group Ltd.	127,000	1,108,351
Bank of East Asia Ltd.	12,007	47,728
Beijing Enterprises Holdings Ltd.	5,000	24,302
BOC Hong Kong (Holdings) Ltd.	39,000	188,813
BYD Electronic International Co. Ltd.	5,000	5,835
China Agri-Industries Holdings Ltd.	21,000	8,321
China Everbright International Ltd.	24,000	29,232
China Everbright Ltd.	8,000	14,127
China Jinmao Holdings Group Ltd.	60,000	28,819
China Merchants Holdings International Co. Ltd.	12,131	25,100
China Mobile Ltd.	65,000	587,172
China Overseas Land and Investment Ltd.	42,000	131,901
China Power International Development Ltd.	40,000	9,938
China Resources Beer Holdings Co. Ltd.	16,000	71,958
China Resources Pharmaceutical Group Ltd. (b)	14,500	21,097
China Resources Power Holdings Co. Ltd.	22,000	42,436
China Taiping Insurance Group Ltd.	17,600	60,206
China Travel International Investment HK Ltd.	22,000	8,829
China Unicom Ltd.	66,000	81,495
CITIC Pacific Ltd.	64,000	90,345
CLP Holdings Ltd.	17,500	199,881
CNOOC Ltd.	189,000	316,641
CSPC Pharmaceutical Group Ltd.	50,000	130,589
Far East Horizon Ltd.	21,000	20,227
Fosun International Ltd.	29,000	52,982
Galaxy Entertainment Group Ltd.	25,000	200,820
Guangdong Investment Ltd.	30,000	51,675
Hang Lung Group Ltd.	10,000	29,558
Hang Lung Properties Ltd.	23,000	48,350
Hang Seng Bank Ltd.	8,000	217,708
Henderson Land Development Co. Ltd.	14,100	78,592
Hong Kong & China Gas Co. Ltd.	96,110	196,253
Hong Kong Exchanges and Clearing Ltd.	12,432	366,828
Hysan Development Co. Ltd.	7,000	38,304
i-CABLE Communications Ltd. (a)	531	9
Lenovo Group Ltd.	82,000	45,445
Link (REIT)	23,000	227,977
MMG Ltd. (a)	24,000	14,646
MTR Corp. Ltd.	16,502	92,506
New World Development Co. Ltd.	65,070	92,684
PCCW Ltd.	43,000	25,091
Power Assets Holdings Ltd.	14,500	102,621
Shanghai Industrial Holdings Ltd.	5,000	11,657
Shenzhen Investment Ltd.	30,000	10,817
Sino Land Ltd.	34,000	58,392
Sino-Ocean Group Holding Ltd.	31,000	17,496
Sinotruk Hong Kong Ltd.	6,500	9,209
SJM Holdings Ltd.	19,000	23,069
Sun Art Retail Group Ltd.	25,500	32,488
Sun Hung Kai Properties Ltd.	17,000	266,402
Swire Pacific Ltd. (A Shares)	5,000	54,210
Swire Properties Ltd.	11,600	45,667
Techtronic Industries Co. Ltd.	14,000	77,946
Wharf Holdings Ltd.	13,000	42,980
Wheelock and Co. Ltd.	9,000	63,753
Winteam Pharmaceutical Group Ltd.	22,000	16,201
Yuexiu Property Co. Ltd.	66,000	12,529

TOTAL HONG KONG		5,878,208

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	4,273	41,936
OTP Bank PLC	2,390	89,920
Richter Gedeon PLC	1,439	26,021

TOTAL HUNGARY		157,877

India - 2.2%
Adani Ports & Special Economic Zone Ltd.	5,045	29,459
Ambuja Cements Ltd.	5,435	18,315
Ashok Leyland Ltd.	10,405	17,144
Asian Paints Ltd.	3,102	65,765
Aurobindo Pharma Ltd.	2,515	21,732
Avenue Supermarts Ltd. (a)(b)	1,202	29,056
Axis Bank Ltd.	19,092	153,495
Bajaj Auto Ltd.	807	31,828
Bajaj Finance Ltd.	1,844	72,669
Bajaj Finserv Ltd.	375	38,219
Bharat Forge Ltd.	2,123	19,867
Bharat Heavy Electricals Ltd.	7,154	7,738
Bharat Petroleum Corp. Ltd.	7,943	45,220
Bharti Airtel Ltd.	15,065	85,954
Bharti Infratel Ltd.	3,143	13,160
Bosch Ltd.	92	25,158
Britannia Industries Ltd.	284	27,140
Cadila Healthcare Ltd.	2,768	15,423
Cipla Ltd. (a)	3,511	32,892
Coal India Ltd.	6,928	26,423
Container Corp. of India Ltd.	1,624	15,877
Dabur India Ltd.	6,131	37,752
Dr. Reddy's Laboratories Ltd.	1,261	39,364
Eicher Motors Ltd.	147	59,690
GAIL India Ltd.	8,890	48,716
Glenmark Pharmaceuticals Ltd.	1,113	9,458
Godrej Consumer Products Ltd.	2,369	45,570
Grasim Industries Ltd.	3,266	48,909
Havells India Ltd.	2,524	23,389
HCL Technologies Ltd.	5,905	83,244
Hero Motocorp Ltd.	471	22,666
Hindalco Industries Ltd.	11,417	35,588
Hindustan Petroleum Corp. Ltd.	6,090	25,335
Hindustan Unilever Ltd.	6,865	173,646
Housing Development Finance Corp. Ltd.	16,640	484,872
ICICI Bank Ltd.	25,811	114,426
Idea Cellular Ltd. (a)	17,495	14,017
Indiabulls Housing Finance Ltd.	2,913	55,190
Indian Oil Corp. Ltd.	13,919	33,415
Infosys Ltd.	18,295	364,004
Infosys Ltd. sponsored ADR	93	1,877
InterGlobe Aviation Ltd. (b)	909	12,344
ITC Ltd.	36,131	157,117
JSW Steel Ltd.	8,541	41,220
Larsen & Toubro Ltd.	5,197	98,861
LIC Housing Finance Ltd.	3,606	27,867
Lupin Ltd.	2,684	32,321
Mahindra & Mahindra Financial Services Ltd. (a)	3,699	27,764
Mahindra & Mahindra Ltd.	7,625	104,245
Marico Ltd.	4,432	23,571
Maruti Suzuki India Ltd.	1,128	156,868
Motherson Sumi Systems Ltd.	6,324	29,754
Nestle India Ltd.	248	38,147
NTPC Ltd.	21,747	49,190
Oil & Natural Gas Corp. Ltd.	16,451	39,818
Petronet LNG Ltd.	5,762	19,287
Pidilite Industries Ltd. (a)	1,179	19,348
Piramal Enterprises Ltd.	930	36,404
Power Grid Corp. of India Ltd.	17,796	47,388
Reliance Industries Ltd.	30,004	519,789
Rural Electrification Corp. Ltd.	8,804	15,040
Shree Cement Ltd.	76	18,892
Shriram Transport Finance Co. Ltd.	1,491	30,102
Siemens India Ltd.	567	8,189
State Bank of India (a)	18,532	79,450
Sun Pharmaceutical Industries Ltd.	8,594	71,366
Tata Consultancy Services Ltd.	9,654	273,601
Tata Motors Ltd. (a)	17,309	65,603
Tata Power Co. Ltd.	12,640	13,764
Tata Steel Ltd.	3,470	28,539
Tech Mahindra Ltd.	4,626	46,000
Titan Co. Ltd.	3,555	47,377
Ultratech Cemco Ltd.	1,054	64,567
United Spirits Ltd. (a)	2,960	25,382
UPL Ltd.	3,412	32,099
Vakrangee Ltd.	3,289	2,294
Vedanta Ltd. (a)	13,063	42,398
Wipro Ltd.	12,814	51,735
Yes Bank Ltd.	18,119	97,384
Zee Entertainment Enterprises Ltd.	5,462	42,058

TOTAL INDIA		5,050,805

Indonesia - 0.5%
PT Adaro Energy Tbk	149,700	19,777
PT AKR Corporindo Tbk	13,500	3,941
PT Astra International Tbk	204,500	101,399
PT Bank Central Asia Tbk	106,400	171,738
PT Bank Danamon Indonesia Tbk Series A	26,000	11,855
PT Bank Mandiri (Persero) Tbk	202,400	93,448
PT Bank Negara Indonesia (Persero) Tbk	71,900	36,897
PT Bank Rakyat Indonesia Tbk	594,800	126,632
PT Bank Tabungan Negara Tbk	32,900	5,384
PT Bumi Serpong Damai Tbk	60,100	5,627
PT Charoen Pokphand Indonesia Tbk	75,700	23,728
PT Gudang Garam Tbk	5,700	29,706
PT Hanjaya Mandala Sampoerna Tbk	107,100	28,520
PT Indah Kiat Pulp & Paper Tbk	26,300	35,018
PT Indocement Tunggal Prakarsa Tbk	16,000	15,673
PT Indofood CBP Sukses Makmur Tbk	26,200	15,853
PT Indofood Sukses Makmur Tbk	59,000	25,981
PT Jasa Marga Tbk	20,400	6,635
PT Kalbe Farma Tbk	191,300	17,180
PT Matahari Department Store Tbk	26,200	14,581
PT Pakuwon Jati Tbk	192,000	6,857
PT Perusahaan Gas Negara Tbk Series B	115,600	13,628
PT Semen Gresik (Persero) Tbk	27,200	14,336
PT Surya Citra Media Tbk	47,300	6,724
PT Telekomunikasi Indonesia Tbk Series B	542,500	134,523
PT Tower Bersama Infrastructure Tbk	14,900	5,425
PT Unilever Indonesia Tbk	16,800	50,388
PT United Tractors Tbk	16,100	39,357
PT Waskita Karya Persero Tbk	36,300	5,337

TOTAL INDONESIA		1,066,148

Ireland - 0.4%
AIB Group PLC	9,102	52,153
Bank Ireland Group PLC	10,237	87,924
CRH PLC	8,796	300,848
CRH PLC sponsored ADR	31	1,063
DCC PLC (United Kingdom)	948	87,723
James Hardie Industries PLC CDI	4,676	74,692
Kerry Group PLC Class A	1,666	176,696
Paddy Power Betfair PLC (Ireland)	892	97,265
Ryanair Holdings PLC (a)	493	8,129
Ryanair Holdings PLC sponsored ADR (a)	220	23,188
Smurfit Kappa Group PLC	2,371	97,260

TOTAL IRELAND		1,006,941

Isle of Man - 0.1%
Gaming VC Holdings SA	5,734	88,056
Genting Singapore Ltd.	65,400	61,492
NEPI Rockcastle PLC	3,670	34,003

TOTAL ISLE OF MAN		183,551

Israel - 0.4%
Azrieli Group	417	19,952
Bank Hapoalim BM (Reg.)	10,908	77,083
Bank Leumi le-Israel BM	15,810	99,022
Bezeq The Israel Telecommunication Corp. Ltd.	21,417	22,681
Check Point Software Technologies Ltd. (a)	1,377	155,147
Elbit Systems Ltd. (Israel)	263	31,512
Frutarom Industries Ltd.	385	38,865
Israel Chemicals Ltd.	7,177	34,300
Mizrahi Tefahot Bank Ltd.	1,362	26,456
NICE Systems Ltd. (a)	604	65,841
NICE Systems Ltd. sponsored ADR (a)	40	4,376
Teva Pharmaceutical Industries Ltd. sponsored ADR	10,192	243,996

TOTAL ISRAEL		819,231

Italy - 1.3%
Assicurazioni Generali SpA	12,275	218,177
Atlantia SpA	5,245	155,600
Davide Campari-Milano SpA	6,374	53,739
Enel SpA	84,980	473,417
Eni SpA	26,571	511,453
Intesa Sanpaolo SpA	136,516	418,372
Intesa Sanpaolo SpA (Risparmio Shares)	14,332	45,736
Leonardo SpA	4,039	48,411
Luxottica Group SpA	1,775	120,177
Mediobanca SpA	6,657	69,156
Moncler SpA	1,878	82,835
Pirelli & C. S.p.A. (b)	3,822	33,394
Poste Italiane SpA (b)	5,790	53,934
Prysmian SpA	2,580	66,221
Recordati SpA	1,046	39,116
Snam Rete Gas SpA	24,754	106,377
Telecom Italia SpA (a)	116,480	89,593
Terna SpA	14,833	83,082
UniCredit SpA	21,133	374,731

TOTAL ITALY		3,043,521

Japan - 15.9%
ABC-MART, Inc.	300	16,232
ACOM Co. Ltd.	4,300	17,113
AEON Co. Ltd.	6,400	130,040
AEON Financial Service Co. Ltd.	1,100	22,656
AEON MALL Co. Ltd.	1,000	17,475
Agc, Inc.	2,000	83,829
Air Water, Inc.	1,500	27,313
Aisin Seiki Co. Ltd.	1,800	83,549
Ajinomoto Co., Inc.	4,900	86,757
Alfresa Holdings Corp.	1,900	45,421
All Nippon Airways Ltd.	1,300	47,738
Alps Electric Co. Ltd.	2,000	57,697
Amada Holdings Co. Ltd.	3,400	34,187
Aozora Bank Ltd.	1,300	48,579
Asahi Group Holdings	3,800	184,698
Asahi Kasei Corp.	13,200	176,444
Asics Corp.	1,600	25,943
Astellas Pharma, Inc.	20,700	337,635
Bandai Namco Holdings, Inc.	2,100	83,857
Bank of Kyoto Ltd.	500	24,192
Benesse Holdings, Inc.	700	25,448
Bridgestone Corp.	6,400	252,457
Brother Industries Ltd.	2,200	44,722
Calbee, Inc.	800	26,472
Canon, Inc.	10,400	337,421
Casio Computer Co. Ltd.	1,900	31,088
Central Japan Railway Co.	1,500	312,417
Chiba Bank Ltd.	6,800	48,542
Chubu Electric Power Co., Inc.	6,300	97,233
Chugai Pharmaceutical Co. Ltd.	2,400	122,078
Chugoku Electric Power Co., Inc.	3,000	39,440
Coca-Cola West Co. Ltd.	1,500	53,995
Concordia Financial Group Ltd.	11,700	62,907
Credit Saison Co. Ltd.	1,900	29,662
CyberAgent, Inc.	1,100	57,747
CYBERDYNE, Inc. (a)	1,100	12,927
Dai Nippon Printing Co. Ltd.	2,600	56,806
Dai-ichi Mutual Life Insurance Co.	11,300	213,361
Daicel Chemical Industries Ltd.	2,500	27,456
Daifuku Co. Ltd.	1,000	43,688
Daiichi Sankyo Kabushiki Kaisha	6,000	248,865
Daikin Industries Ltd.	2,600	310,778
Dainippon Sumitomo Pharma Co. Ltd.	1,800	34,932
Daito Trust Construction Co. Ltd.	800	133,542
Daiwa House Industry Co. Ltd.	5,900	215,147
Daiwa House REIT Investment Corp.	17	41,962
Daiwa Securities Group, Inc.	17,200	100,319
DeNA Co. Ltd.	1,100	20,747
DENSO Corp.	4,600	227,539
Dentsu, Inc.	2,300	96,579
Disco Corp.	300	50,897
Don Quijote Holdings Co. Ltd.	1,200	56,021
East Japan Railway Co.	3,200	299,303
Eisai Co. Ltd.	2,700	232,449
Electric Power Development Co. Ltd.	1,500	40,580
FamilyMart Co. Ltd.	800	74,657
Fanuc Corp.	2,000	403,282
Fast Retailing Co. Ltd.	600	262,774
Fuji Electric Co. Ltd.	6,000	44,322
Fujifilm Holdings Corp.	4,000	165,099
Fujitsu Ltd.	21,000	143,124
Fukuoka Financial Group, Inc.	8,000	43,785
Hakuhodo DY Holdings, Inc.	2,500	38,322
Hamamatsu Photonics K.K.	1,600	67,683
Hankyu Hanshin Holdings, Inc.	2,400	95,408
Hikari Tsushin, Inc.	200	33,538
Hino Motors Ltd.	2,600	29,375
Hirose Electric Co. Ltd.	400	48,616
Hisamitsu Pharmaceutical Co., Inc.	600	43,787
Hitachi Chemical Co. Ltd.	1,000	19,747
Hitachi Construction Machinery Co. Ltd.	1,200	38,595
Hitachi High-Technologies Corp.	700	28,547
Hitachi Ltd.	51,000	356,529
Hitachi Metals Ltd.	2,200	23,768
Honda Motor Co. Ltd.	17,100	522,074
Hoshizaki Corp.	600	60,421
Hoya Corp.	4,000	239,682
Hulic Co. Ltd.	3,100	30,330
Idemitsu Kosan Co. Ltd.	1,500	67,478
IHI Corp.	1,600	56,192
Iida Group Holdings Co. Ltd.	1,400	27,408
INPEX Corp.	10,800	118,572
Isetan Mitsukoshi Holdings Ltd.	3,300	39,880
Isuzu Motors Ltd.	5,900	79,843
Itochu Corp.	14,900	264,570
J. Front Retailing Co. Ltd.	2,400	35,182
Japan Airlines Co. Ltd.	1,200	44,248
Japan Airport Terminal Co. Ltd.	500	23,700
Japan Exchange Group, Inc.	5,400	95,864
Japan Post Bank Co. Ltd.	4,400	52,769
Japan Post Holdings Co. Ltd.	16,400	180,823
Japan Prime Realty Investment Corp.	8	28,798
Japan Real Estate Investment Corp.	14	73,246
Japan Retail Fund Investment Corp.	26	47,412
Japan Tobacco, Inc.	11,600	330,133
JFE Holdings, Inc.	5,000	101,601
JGC Corp.	2,000	38,809
JSR Corp.	1,900	36,381
JTEKT Corp.	2,100	30,454
JX Holdings, Inc.	34,200	250,734
Kajima Corp.	10,000	78,023
Kakaku.com, Inc.	1,300	27,345
Kamigumi Co. Ltd.	1,000	20,892
Kaneka Corp.	3,000	26,347
Kansai Electric Power Co., Inc.	7,600	108,189
Kansai Paint Co. Ltd.	2,000	45,897
Kao Corp.	5,200	379,870
Kawasaki Heavy Industries Ltd.	1,500	44,105
KDDI Corp.	19,000	528,900
Keihan Electric Railway Co., Ltd.	1,100	39,990
Keihin Electric Express Railway Co. Ltd.	2,200	35,986
Keio Corp.	1,100	54,020
Keisei Electric Railway Co.	1,400	46,617
Keyence Corp.	1,000	526,852
Kikkoman Corp.	1,500	71,191
Kintetsu Group Holdings Co. Ltd.	1,900	75,446
Kirin Holdings Co. Ltd.	8,700	222,732
Kobayashi Pharmaceutical Co. Ltd.	500	41,631
Kobe Steel Ltd.	3,500	34,493
Koito Manufacturing Co. Ltd.	1,100	70,536
Komatsu Ltd.	9,700	286,617
Konami Holdings Corp.	1,000	47,049
Konica Minolta, Inc.	5,200	46,682
Kose Corp.	300	57,389
Kubota Corp.	10,400	174,596
Kuraray Co. Ltd.	3,500	49,469
Kurita Water Industries Ltd.	1,000	29,155
Kyocera Corp.	3,400	197,881
Kyowa Hakko Kirin Co., Ltd.	2,900	55,101
Kyushu Electric Power Co., Inc.	4,200	49,357
Kyushu Railway Co.	1,600	49,081
Lawson, Inc.	500	30,005
LINE Corp. (a)	700	30,581
Lion Corp.	2,300	41,571
LIXIL Group Corp.	2,900	59,289
M3, Inc.	2,200	83,522
Mabuchi Motor Co. Ltd.	500	24,549
Makita Corp.	2,400	107,535
Marubeni Corp.	16,600	126,736
Marui Group Co. Ltd.	2,100	41,725
Maruichi Steel Tube Ltd.	500	17,194
Mazda Motor Corp.	6,300	78,614
McDonald's Holdings Co. (Japan) Ltd.	700	33,430
Mebuki Financial Group, Inc.	9,000	32,035
Medipal Holdings Corp.	1,700	34,467
Meiji Holdings Co. Ltd.	1,300	102,228
Minebea Mitsumi, Inc.	4,100	73,583
Misumi Group, Inc.	3,000	76,251
Mitsubishi Chemical Holdings Corp.	13,700	120,005
Mitsubishi Corp.	14,200	396,933
Mitsubishi Electric Corp.	19,200	260,865
Mitsubishi Estate Co. Ltd.	12,400	215,172
Mitsubishi Gas Chemical Co., Inc.	1,800	40,084
Mitsubishi Heavy Industries Ltd.	3,300	123,919
Mitsubishi Materials Corp.	1,000	28,438
Mitsubishi Motors Corp. of Japan	7,200	55,043
Mitsubishi Tanabe Pharma Corp.	2,800	52,387
Mitsubishi UFJ Financial Group, Inc.	123,900	760,358
Mitsubishi UFJ Lease & Finance Co. Ltd.	4,700	28,415
Mitsui & Co. Ltd.	17,900	300,005
Mitsui Chemicals, Inc.	1,900	51,173
Mitsui Fudosan Co. Ltd.	9,400	224,770
Mitsui OSK Lines Ltd.	1,100	28,542
Mizuho Financial Group, Inc.	251,300	436,832
MS&AD Insurance Group Holdings, Inc.	5,000	153,148
Murata Manufacturing Co. Ltd.	1,900	331,351
Nabtesco Corp.	1,100	33,989
Nagoya Railroad Co. Ltd.	2,000	50,154
NEC Corp.	2,800	77,786
New Hampshire Foods Ltd.	900	35,830
Nexon Co. Ltd. (a)	4,700	67,464
NGK Insulators Ltd.	2,900	50,928
NGK Spark Plug Co. Ltd.	1,800	51,675
Nidec Corp.	2,300	332,818
Nikon Corp.	3,200	54,019
Nintendo Co. Ltd.	1,200	405,824
Nippon Building Fund, Inc.	14	77,879
Nippon Electric Glass Co. Ltd.	800	25,856
Nippon Express Co. Ltd.	800	52,367
Nippon Paint Holdings Co. Ltd.	1,600	69,543
Nippon Prologis REIT, Inc.	17	34,376
Nippon Steel & Sumitomo Metal Corp.	8,000	159,546
Nippon Telegraph & Telephone Corp.	7,200	333,026
Nippon Yusen KK	1,800	34,714
Nissan Chemical Corp.	1,300	58,281
Nissan Motor Co. Ltd.	24,400	230,802
Nisshin Seifun Group, Inc.	2,300	45,069
Nissin Food Holdings Co. Ltd.	600	41,372
Nitori Holdings Co. Ltd.	800	120,664
Nitto Denko Corp.	1,700	123,345
NKSJ Holdings, Inc.	3,500	142,255
NOK Corp.	800	16,012
Nomura Holdings, Inc.	36,500	173,061
Nomura Real Estate Holdings, Inc.	1,200	26,132
Nomura Real Estate Master Fund, Inc.	42	59,498
Nomura Research Institute Ltd.	1,200	57,524
NSK Ltd.	3,600	39,318
NTT Data Corp.	6,600	75,179
NTT DOCOMO, Inc.	14,200	365,578
Obayashi Corp.	7,000	73,081
OBIC Co. Ltd.	700	59,974
Odakyu Electric Railway Co. Ltd.	3,100	65,660
Oji Holdings Corp.	9,000	53,402
Olympus Corp.	3,100	125,850
OMRON Corp.	2,100	94,656
Ono Pharmaceutical Co. Ltd.	4,000	94,245
Oracle Corp. Japan	400	33,555
Oriental Land Co. Ltd.	2,100	227,814
ORIX Corp.	13,900	225,006
Osaka Gas Co. Ltd.	4,000	76,981
Otsuka Corp.	1,200	46,792
Otsuka Holdings Co. Ltd.	4,100	189,339
Panasonic Corp.	23,300	299,384
Park24 Co. Ltd.	1,000	28,082
Pola Orbis Holdings, Inc.	900	34,852
Rakuten, Inc.	9,100	64,151
Recruit Holdings Co. Ltd.	11,600	317,857
Renesas Electronics Corp. (a)	8,700	77,496
Resona Holdings, Inc.	22,200	126,267
Ricoh Co. Ltd.	6,800	66,386
Rinnai Corp.	400	34,557
ROHM Co. Ltd.	1,000	84,962
Ryohin Keikaku Co. Ltd.	300	96,186
Sankyo Co. Ltd. (Gunma)	400	15,740
Santen Pharmaceutical Co. Ltd.	3,900	65,049
SBI Holdings, Inc. Japan	2,500	68,081
Secom Co. Ltd.	2,200	168,152
Sega Sammy Holdings, Inc.	1,800	28,654
Seibu Holdings, Inc.	2,300	38,753
Seiko Epson Corp.	3,100	55,963
Sekisui Chemical Co. Ltd.	3,900	69,688
Sekisui House Ltd.	6,600	112,500
Seven & i Holdings Co. Ltd.	7,900	322,635
Seven Bank Ltd.	6,100	18,439
SG Holdings Co. Ltd.	900	19,680
Sharp Corp. (c)	1,700	39,302
Shimadzu Corp.	2,300	65,412
Shimamura Co. Ltd.	200	18,709
SHIMANO, Inc.	800	114,833
SHIMIZU Corp.	6,000	62,798
Shin-Etsu Chemical Co. Ltd.	3,900	394,530
Shinsei Bank Ltd.	1,900	29,925
Shionogi & Co. Ltd.	3,000	163,748
Shiseido Co. Ltd.	4,000	294,682
Shizuoka Bank Ltd.	5,100	47,137
Showa Shell Sekiyu K.K.	1,800	29,542
SMC Corp.	600	201,118
SoftBank Corp.	8,700	726,643
Sohgo Security Services Co., Ltd.	700	31,990
Sony Corp.	13,300	714,833
Sony Financial Holdings, Inc.	2,000	38,433
Stanley Electric Co. Ltd.	1,400	49,018
Start Today Co. Ltd.	2,200	88,244
Subaru Corp.	6,500	189,965
Sumco Corp.	2,600	55,632
Sumitomo Chemical Co. Ltd.	16,000	92,140
Sumitomo Corp.	11,800	194,308
Sumitomo Electric Industries Ltd.	8,000	123,065
Sumitomo Heavy Industries Ltd.	1,100	38,323
Sumitomo Metal Mining Co. Ltd.	2,500	89,867
Sumitomo Mitsui Financial Group, Inc.	14,100	559,597
Sumitomo Mitsui Trust Holdings, Inc.	3,500	139,026
Sumitomo Realty & Development Co. Ltd.	4,000	146,558
Sumitomo Rubber Industries Ltd.	1,600	26,415
Sundrug Co. Ltd.	900	35,979
Suntory Beverage & Food Ltd.	1,400	59,536
Suzuken Co. Ltd.	700	30,582
Suzuki Motor Corp.	3,600	211,745
Sysmex Corp.	1,800	170,156
T&D Holdings, Inc.	5,900	88,158
Taiheiyo Cement Corp.	1,200	37,917
Taisei Corp.	2,200	122,351
Taisho Pharmaceutical Holdings Co. Ltd.	400	45,182
Taiyo Nippon Sanso Corp.	1,300	19,881
Takashimaya Co. Ltd.	3,000	25,125
Takeda Pharmaceutical Co. Ltd.	7,500	316,672
TDK Corp.	1,400	149,992
Teijin Ltd.	2,000	37,354
Temp Holdings Co., Ltd.	2,000	43,536
Terumo Corp.	3,200	175,796
The Suruga Bank Ltd.	1,400	12,533
THK Co. Ltd.	1,400	37,875
Tobu Railway Co. Ltd.	2,100	61,903
Toho Co. Ltd.	1,100	32,845
Toho Gas Co. Ltd.	800	27,224
Tohoku Electric Power Co., Inc.	4,800	60,915
Tokio Marine Holdings, Inc.	7,100	337,789
Tokyo Century Corp.	400	21,822
Tokyo Electric Power Co., Inc. (a)	15,400	73,794
Tokyo Electron Ltd.	1,600	280,480
Tokyo Gas Co. Ltd.	4,200	102,587
Tokyo Tatemono Co. Ltd.	1,900	25,582
Tokyu Corp.	5,400	92,969
Tokyu Fudosan Holdings Corp.	5,200	35,347
Toppan Printing Co. Ltd.	5,000	38,471
Toray Industries, Inc.	14,600	113,147
Toshiba Corp. (a)	69,000	211,662
Tosoh Corp.	2,600	42,466
Toto Ltd.	1,600	74,775
Toyo Seikan Group Holdings Ltd.	1,600	29,505
Toyo Suisan Kaisha Ltd.	1,000	36,131
Toyoda Gosei Co. Ltd.	700	17,654
Toyota Industries Corp.	1,600	90,006
Toyota Motor Corp.	24,000	1,577,547
Toyota Tsusho Corp.	2,200	75,203
Trend Micro, Inc.	1,200	70,904
Tsuruha Holdings, Inc.	400	49,153
Unicharm Corp.	4,200	127,598
United Urban Investment Corp.	29	44,973
USS Co. Ltd.	2,200	41,633
West Japan Railway Co.	1,700	118,847
Yahoo! Japan Corp.	15,900	60,493
Yakult Honsha Co. Ltd.	1,200	86,285
Yamada Denki Co. Ltd.	6,500	32,205
Yamaguchi Financial Group, Inc.	2,000	22,645
Yamaha Corp.	1,500	70,190
Yamaha Motor Co. Ltd.	3,000	79,200
Yamato Holdings Co. Ltd.	3,300	95,645
Yamazaki Baking Co. Ltd.	1,400	34,745
Yaskawa Electric Corp.	2,500	82,677
Yokogawa Electric Corp.	2,600	46,243
Yokohama Rubber Co. Ltd.	1,200	25,704

TOTAL JAPAN		36,553,518

Korea (South) - 3.3%
AMOREPACIFIC Corp.	355	85,285
AMOREPACIFIC Group, Inc.	279	24,004
BGF Retail Co. Ltd.	68	10,321
BS Financial Group, Inc.	2,314	18,641
Celltrion Healthcare Co. Ltd.	348	28,535
Celltrion Pharm, Inc.	150	9,484
Celltrion, Inc. (a)	858	209,208
Cheil Industries, Inc.	827	91,726
Cheil Worldwide, Inc.	580	10,522
CJ CheilJedang Corp.	77	23,374
CJ Corp.	134	16,908
CJ O Shopping Co. Ltd.	120	24,992
Coway Co. Ltd.	520	43,805
Daelim Industrial Co.	274	19,292
Daewoo Engineering & Construction Co. Ltd. (a)	1,328	6,774
Db Insurance Co. Ltd.	574	33,250
DGB Financial Group Co. Ltd.	1,816	15,249
Dong Suh Companies, Inc.	314	7,191
Doosan Bobcat, Inc.	269	8,033
Doosan Heavy Industries & Construction Co. Ltd. (a)	733	9,907
E-Mart Co. Ltd.	205	40,228
GS Engineering & Construction Corp.	489	19,894
GS Holdings Corp.	640	30,923
GS Retail Co. Ltd.	230	6,868
Hana Financial Group, Inc.	3,172	127,909
Hankook Tire Co. Ltd.	744	29,667
Hanmi Pharm Co. Ltd.	64	24,399
Hanmi Science Co. Ltd.	99	6,162
Hanon Systems	1,956	18,796
Hanssem Co. Ltd.	81	7,013
Hanwha Chemical Corp.	1,227	23,306
Hanwha Corp.	348	10,048
Hanwha Life Insurance Co. Ltd.	2,972	13,799
HDC Hyundai Development Co. (a)	319	16,473
HLB, Inc. (a)	298	18,226
Hotel Shilla Co.	332	29,757
Hyundai Department Store Co. Ltd.	150	13,256
Hyundai Engineering & Construction Co. Ltd.	750	39,404
Hyundai Fire & Marine Insurance Co. Ltd.	637	20,967
Hyundai Glovis Co. Ltd.	167	20,547
Hyundai Heavy Industries Co. Ltd. (a)	418	39,980
Hyundai Industrial Development & Construction Co.	228	5,447
Hyundai Mobis	726	148,660
Hyundai Motor Co.	1,632	189,807
Hyundai Robotics Co. Ltd. (a)	96	28,926
Hyundai Steel Co.	772	37,232
Industrial Bank of Korea	2,695	37,879
ING Life Insurance Korea Ltd. (b)	254	9,626
Kakao Corp.	472	47,689
Kangwon Land, Inc.	1,103	25,756
KB Financial Group, Inc.	4,234	204,447
KCC Corp.	60	18,267
KEPCO Plant Service & Engineering Co. Ltd.	194	6,002
Kia Motors Corp.	2,880	81,992
Korea Aerospace Industries Ltd. (a)	692	21,845
Korea Electric Power Corp.	2,761	82,426
Korea Express Co. Ltd. (a)	63	8,544
Korea Gas Corp. (a)	231	12,095
Korea Investment Holdings Co. Ltd.	404	25,906
Korea Zinc Co. Ltd.	88	32,601
Korean Air Lines Co. Ltd.	532	13,951
KT Corp. sponsored ADR	185	2,535
KT&G Corp.	1,264	125,438
Kumho Petro Chemical Co. Ltd.	192	19,485
LG Chemical Ltd.	480	161,657
LG Corp.	1,054	71,373
LG Display Co. Ltd.	2,436	46,397
LG Electronics, Inc.	1,146	76,985
LG Household & Health Care Ltd.	101	109,756
LG Innotek Co. Ltd.	146	21,373
Lotte Chemical Corp.	189	61,021
Lotte Confectionery Co. Ltd. (a)	319	15,069
Lotte Shopping Co. Ltd.	101	18,686
Medy-Tox, Inc.	49	31,588
Mirae Asset Daewoo Co. Ltd.	3,866	28,262
NAVER Corp.	297	190,981
NCSOFT Corp.	190	65,781
Netmarble Corp. (b)	250	32,444
Oci Co. Ltd.	188	16,682
Orion Corp./Republic of Korea	254	30,453
Ottogi Corp.	9	7,129
Pearl Abyss Corp. (a)	55	10,818
POSCO	835	246,897
Posco Daewoo Corp.	544	9,356
S-Oil Corp.	502	52,974
S1 Corp.	190	14,794
Samsung Biologics Co. Ltd. (a)(b)	179	59,963
Samsung Card Co. Ltd.	219	6,963
Samsung Electro-Mechanics Co. Ltd.	597	82,301
Samsung Electronics Co. Ltd.	50,621	2,102,635
Samsung Engineering Co. Ltd. (a)	1,523	23,253
Samsung Fire & Marine Insurance Co. Ltd.	336	82,380
Samsung Heavy Industries Co. Ltd. (a)	3,676	21,360
Samsung Life Insurance Co. Ltd.	777	67,200
Samsung SDI Co. Ltd.	584	120,107
Samsung SDS Co. Ltd.	373	70,180
Samsung Securities Co. Ltd.	659	19,235
Shinhan Financial Group Co. Ltd.	4,583	179,611
Shinsegae Co. Ltd.	72	21,468
SillaJen, Inc. (a)	509	23,862
SK C&C Co. Ltd.	351	83,063
SK Energy Co. Ltd.	692	123,364
SK Hynix, Inc.	6,134	475,418
SK Telecom Co. Ltd.	196	44,008
STX Pan Ocean Co. Ltd. (Korea) (a)	2,748	12,710
ViroMed Co. Ltd. (a)	132	23,662
Woori Bank	5,155	78,241
Woori Investment & Securities Co. Ltd.	1,404	16,392
Yuhan Corp.	88	17,624

TOTAL KOREA (SOUTH)		7,516,155

Luxembourg - 0.2%
ArcelorMittal SA (Netherlands)	6,995	225,062
Eurofins Scientific SA	122	66,565
Millicom International Cellular SA (depository receipt) (a)	654	41,875
PLAY Communications SA (b)	963	5,639
Reinet Investments SCA	1,430	27,578
RTL Group SA	423	31,533
SES SA (France) (depositary receipt)	3,890	77,761
Tenaris SA	4,813	88,173

TOTAL LUXEMBOURG		564,186

Malaysia - 0.6%
AirAsia Group BHD	15,100	13,224
Alliance Bank Malaysia Bhd	8,700	8,582
AMMB Holdings Bhd	18,400	18,196
Astro Malaysia Holdings Bhd (b)	11,700	5,267
Axiata Group Bhd	29,185	31,518
British American Tobacco (Malaysia) Bhd	1,200	10,120
Bumiputra-Commerce Holdings Bhd	49,598	71,255
Dialog Group Bhd	34,900	28,504
DiGi.com Bhd	30,900	34,587
Felda Global Ventures Holdings Bhd (b)	10,900	4,639
Fraser & Neave Holdings BHD	1,300	11,941
Gamuda Bhd	21,100	20,088
Genting Bhd	23,800	51,230
Genting Malaysia Bhd	31,700	39,459
Genting Plantations Bhd	1,900	4,370
Hap Seng Consolidated Bhd	8,000	19,287
Hartalega Holdings Bhd	13,600	20,576
Hong Leong Bank Bhd	6,800	31,884
Hong Leong Credit Bhd	1,800	8,006
IHH Healthcare Bhd (b)	24,300	35,329
IJM Corp. Bhd	24,800	11,958
IOI Corp. Bhd	20,000	22,731
IOI Properties Group Bhd	15,700	7,338
Kuala Lumpur Kepong Bhd	4,400	26,800
Malayan Banking Bhd	40,920	98,752
Malaysia Airports Holdings Bhd	9,000	20,480
Maxis Bhd	23,000	32,760
MISC Bhd	12,800	21,034
My E.G.Services Bhd	26,200	7,992
Nestle (Malaysia) BHD	700	25,417
Petronas Chemicals Group Bhd	26,400	57,996
Petronas Dagangan Bhd	1,900	12,611
Petronas Gas Bhd	8,100	37,342
PPB Group Bhd	5,640	22,893
Press Metal Bhd	14,500	17,050
Public Bank Bhd	30,900	182,892
RHB Capital Bhd	10,600	14,185
Sime Darby Bhd	20,300	12,585
Sime Darby Plantation Bhd	27,100	35,000
Sime Darby Property Bhd	35,100	11,570
SP Setia Bhd	20,800	15,197
Telekom Malaysia Bhd	8,700	8,497
Tenaga Nasional Bhd	33,200	128,063
Top Glove Corp. Bhd	6,900	17,212
UMW Holdings Bhd	3,700	5,461
Westports Holdings Bhd	9,100	8,283
YTL Corp. Bhd	34,500	11,458

TOTAL MALAYSIA		1,341,619

Mauritius - 0.0%
Golden Agri-Resources Ltd.	54,300	11,168
Mexico - 0.8%
Alfa SA de CV Series A	33,500	45,583
Alsea S.A.B. de CV	4,600	15,867
America Movil S.A.B. de CV Series L	354,800	304,015
Banco Santander Mexico SA	20,285	34,197
CEMEX S.A.B. de CV unit (a)	154,180	114,904
Coca-Cola FEMSA S.A.B. de CV Series L	5,100	31,934
El Puerto de Liverpool S.A.B. de CV Class C	2,500	18,552
Embotelladoras Arca S.A.B. de CV	5,100	33,855
Fibra Uno Administracion SA de CV	36,500	52,563
Fomento Economico Mexicano S.A.B. de CV unit	20,400	200,128
Gruma S.A.B. de CV Series B	2,460	31,841
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	3,700	34,964
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	2,060	36,650
Grupo Bimbo S.A.B. de CV Series A	16,600	35,324
Grupo Carso SA de CV Series A1	5,100	21,210
Grupo Financiero Banorte S.A.B. de CV Series O	27,300	190,361
Grupo Financiero Inbursa S.A.B. de CV Series O	23,200	38,215
Grupo Mexico SA de CV Series B	37,000	116,334
Grupo Televisa SA de CV	25,900	103,098
Industrias Penoles SA de CV	1,345	22,805
Infraestructura Energetica Nova S.A.B. de CV	5,400	26,383
Kimberly-Clark de Mexico SA de CV Series A	17,300	31,838
Mexichem S.A.B. de CV	10,700	37,460
Promotora y Operadora de Infraestructura S.A.B. de CV	2,305	23,875
Wal-Mart de Mexico SA de CV Series V	54,900	160,331

TOTAL MEXICO		1,762,287

Multi-National - 0.0%
HK Electric Investments & HK Electric Investments Ltd. unit (b)	25,500	26,055
HKT Trust/HKT Ltd. unit	41,000	54,743

TOTAL MULTI-NATIONAL		80,798

Netherlands - 3.1%
ABN AMRO Group NV GDR	4,456	123,492
AEGON NV	18,830	124,230
AerCap Holdings NV (a)	1,457	81,781
Airbus Group NV	6,104	755,487
Akzo Nobel NV	2,652	245,298
ASML Holding NV (Netherlands)	4,298	920,496
CNH Industrial NV	10,987	128,926
EXOR NV	1,152	75,814
Ferrari NV	1,296	172,461
Fiat Chrysler Automobiles NV	11,344	193,644
Heineken Holding NV	1,216	117,522
Heineken NV (Bearer)	2,721	275,353
ING Groep NV (Certificaten Van Aandelen)	40,857	624,571
Koninklijke Ahold Delhaize NV	13,109	333,483
Koninklijke DSM NV	1,897	202,172
Koninklijke KPN NV	36,100	104,479
Koninklijke Philips Electronics NV	9,889	434,123
NN Group NV	3,149	139,264
NXP Semiconductors NV (a)	3,616	344,749
QIAGEN NV (Germany) (a)	2,383	86,356
Randstad NV	1,263	80,136
RELX NV	10,144	220,619
STMicroelectronics NV (France)	7,144	154,181
Unilever NV (Certificaten Van Aandelen) (Bearer)	16,218	935,632
Vopak NV	719	33,866
Wolters Kluwer NV	3,036	183,046
X5 Retail Group NV unit	1,191	32,028

TOTAL NETHERLANDS		7,123,209

New Zealand - 0.1%
Auckland International Airport Ltd.	9,357	42,571
Fisher & Paykel Healthcare Corp.	6,220	62,745
Fletcher Building Ltd.	8,985	43,053
Meridian Energy Ltd.	11,944	25,563
Ryman Healthcare Group Ltd.	4,228	35,072
Spark New Zealand Ltd.	20,461	53,972
The a2 Milk Co. Ltd. (a)	8,000	57,036

TOTAL NEW ZEALAND		320,012

Norway - 0.5%
Aker Bp ASA	1,222	43,686
DNB ASA	10,247	206,720
Equinor ASA	12,067	320,439
Gjensidige Forsikring ASA	2,050	32,899
Marine Harvest ASA	4,390	95,990
Norsk Hydro ASA	14,235	81,152
Orkla ASA	8,651	73,182
Schibsted ASA (B Shares)	1,021	33,171
Telenor ASA	7,900	154,481
Yara International ASA	1,872	82,599

TOTAL NORWAY		1,124,319

Pakistan - 0.0%
Habib Bank Ltd.	5,100	7,313
Lucky Cement Ltd.	1,050	4,671
MCB Bank Ltd.	2,900	4,851
Oil & Gas Development Co. Ltd.	7,600	9,283
United Bank Ltd.	7,300	10,338

TOTAL PAKISTAN		36,456

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	14,390	96,006
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	2,155	29,610
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	21,990	23,788
Aboitiz Power Corp.	12,000	8,420
Alliance Global Group, Inc. (a)	31,700	7,127
Ayala Corp.	2,600	48,994
Ayala Land, Inc.	83,300	64,186
Bank of the Philippine Islands (BPI)	9,580	17,709
BDO Unibank, Inc.	19,800	49,299
DMCI Holdings, Inc.	34,200	7,612
Globe Telecom, Inc.	280	9,692
GT Capital Holdings, Inc.	833	15,241
International Container Terminal Services, Inc.	4,330	7,269
JG Summit Holdings, Inc.	28,940	30,569
Jollibee Food Corp.	5,370	27,349
Manila Electric Co.	2,540	18,187
Megaworld Corp.	96,000	8,402
Metro Pacific Investments Corp.	171,400	15,228
Metropolitan Bank & Trust Co.	6,410	8,911
Philippine Long Distance Telephone Co.	1,045	26,260
Robinsons Land Corp.	15,400	5,688
Security Bank Corp.	1,780	6,816
SM Investments Corp.	2,430	43,544
SM Prime Holdings, Inc.	110,100	78,398
Universal Robina Corp.	10,500	25,351

TOTAL PHILIPPINES		554,040

Poland - 0.3%
Alior Bank SA (a)	836	16,618
Bank Handlowy w Warszawie SA	256	5,254
Bank Millennium SA (a)	7,335	18,444
Bank Polska Kasa Opieki SA	1,907	58,363
Bank Zachodni WBK SA	339	34,023
BRE Bank SA	139	16,263
CD Projekt RED SA (a)	737	39,827
Cyfrowy Polsat SA	2,604	16,929
Dino Polska SA (a)(b)	553	15,161
Grupa Lotos SA	1,048	18,696
Jastrzebska Spolka Weglowa SA (a)	644	13,903
KGHM Polska Miedz SA (Bearer)	1,496	39,501
LPP SA	13	31,925
NG2 SA	290	17,854
Polish Oil & Gas Co. SA	18,142	27,401
Polska Grupa Energetyczna SA (a)	10,088	27,134
Polski Koncern Naftowy Orlen SA	3,162	80,151
Powszechna Kasa Oszczednosci Bank SA	9,230	105,314
Powszechny Zaklad Ubezpieczen SA	6,509	74,802
Telekomunikacja Polska SA (a)	5,430	7,399
Zaklady Azotowe w Tarnowie-Moscicach SA	344	3,921

TOTAL POLAND		668,883

Portugal - 0.1%
Energias de Portugal SA	27,399	111,784
Galp Energia SGPS SA Class B	5,271	108,419
Jeronimo Martins SGPS SA	2,441	36,336

TOTAL PORTUGAL		256,539

Qatar - 0.2%
Barwa Real Estate Co. (a)	719	7,168
Doha Bank (a)	1,972	13,816
Ezdan Holding Group (a)	7,135	17,735
Industries Qatar QSC (a)	1,978	67,636
Masraf al Rayan (a)	4,407	46,902
Qatar Electricity & Water Co.	482	25,152
Qatar Insurance Co. SAQ	1,328	13,240
Qatar Islamic Bank (a)	1,128	41,204
Qatar National Bank SAQ	4,804	230,898
Qatar Telecom (Qtel) Q.S.C. (a)	873	16,856
The Commercial Bank of Qatar (a)	2,046	22,927

TOTAL QATAR		503,534

Russia - 0.8%
Alrosa Co. Ltd.	27,200	42,354
Gazprom OAO	88,810	204,406
Gazprom OAO sponsored ADR (Reg. S)	12,184	54,621
Inter Rao Ues JSC	288,000	19,097
Lukoil PJSC	3,415	244,107
Lukoil PJSC sponsored ADR	1,089	78,168
Magnit OJSC GDR (Reg. S)	3,865	63,463
Magnitogorsk Iron & Steel Works PJSC	23,600	17,475
MMC Norilsk Nickel PJSC	543	94,583
MMC Norilsk Nickel PJSC sponsored ADR	1,346	23,286
Mobile TeleSystems OJSC sponsored ADR	4,929	43,227
Moscow Exchange MICEX-RTS OAO	12,660	20,872
NOVATEK OAO GDR (Reg. S)	968	154,009
Novolipetsk Steel OJSC	12,120	31,506
PhosAgro OJSC GDR (Reg. S)	1,113	14,658
Polyus PJSC	244	17,454
Rosneft Oil Co. OJSC	10,310	69,147
Rosneft Oil Co. OJSC GDR (Reg. S)	2,345	15,477
RusHydro PJSC	1,088,000	11,822
RusHydro PJSC ADR	2,769	2,847
Sberbank of Russia	113,735	389,760
Severstal PAO	1,830	29,887
Severstal PAO GDR (Reg. S)	592	9,661
Surgutneftegas OJSC	35,200	16,334
Surgutneftegas OJSC sponsored ADR	2,955	13,540
Tatneft PAO	13,110	151,384
Tatneft PAO sponsored ADR	513	35,397
VTB Bank OJSC (a)	32,480,000	25,101

TOTAL RUSSIA		1,893,643

Singapore - 0.8%
Ascendas Real Estate Investment Trust	24,700	49,895
BOC Aviation Ltd. Class A	2,000	12,588
CapitaCommercial Trust (REIT)	28,000	35,994
CapitaLand Ltd.	28,000	66,434
CapitaMall Trust	24,300	38,556
City Developments Ltd.	4,200	30,883
ComfortDelgro Corp. Ltd.	24,000	41,429
DBS Group Holdings Ltd.	18,802	369,452
Jardine Cycle & Carriage Ltd.	1,000	24,696
Keppel Corp. Ltd.	15,700	79,229
Oversea-Chinese Banking Corp. Ltd.	33,100	281,314
Sembcorp Industries Ltd.	9,500	18,702
Singapore Airlines Ltd.	6,200	44,905
Singapore Airport Terminal Service Ltd.	8,100	30,880
Singapore Exchange Ltd.	8,100	44,268
Singapore Press Holdings Ltd.	16,400	35,056
Singapore Technologies Engineering Ltd.	15,500	38,939
Singapore Telecommunications Ltd.	85,900	202,548
Suntec (REIT)	24,700	33,385
United Overseas Bank Ltd.	14,103	279,916
UOL Group Ltd.	5,200	27,388
Venture Corp. Ltd.	3,100	37,983
Wilmar International Ltd.	21,500	49,433
Yangzijiang Shipbuilding Holdings Ltd.	26,200	18,187

TOTAL SINGAPORE		1,892,060

South Africa - 1.6%
Anglo American Platinum Ltd.	604	18,555
AngloGold Ashanti Ltd.	3,963	34,599
Aspen Pharmacare Holdings Ltd.	4,165	80,659
Barclays Africa Group Ltd.	7,669	100,112
Bidcorp Ltd.	3,611	72,267
Bidvest Group Ltd.	3,751	53,356
Capitec Bank Holdings Ltd.	453	32,735
Clicks Group Ltd.	2,904	42,622
Coronation Fund Managers Ltd.	2,309	10,435
Discovery Ltd.	3,845	49,641
Exxaro Resources Ltd.	2,455	24,144
FirstRand Ltd.	35,499	186,749
Fortress (REIT) Ltd.:
Class A	8,672	10,215
Class B	8,037	8,917
Foschini Ltd.	2,568	33,583
Gold Fields Ltd.	8,495	31,175
Growthpoint Properties Ltd.	32,345	64,236
Hyprop Investments Ltd.	2,668	20,807
Imperial Holdings Ltd.	1,614	26,156
Investec Ltd.	2,814	20,330
Kumba Iron Ore Ltd.	719	15,874
Liberty Holdings Ltd.	1,267	11,114
Life Healthcare Group Holdings Ltd.	15,146	27,606
MMI Holdings Ltd.	10,640	13,737
Mondi Ltd.	1,206	33,071
Mr Price Group Ltd.	2,852	50,930
MTN Group Ltd.	18,086	157,270
Naspers Ltd. Class N	4,616	1,136,516
Nedbank Group Ltd.	2,413	50,003
Netcare Ltd.	11,184	22,967
Novus Holdings Ltd.	58	17
Old Mutual Ltd. (a)	3,232	7,403
Old Mutual Ltd. (a)	49,286	112,885
Pick 'n Pay Stores Ltd.	3,662	20,716
Pioneer Foods Ltd.	994	8,757
PSG Group Ltd.	1,447	25,605
Rand Merchant Insurance Holdings Ltd.	6,499	19,698
Redefine Properties Ltd.	55,208	44,569
Remgro Ltd.	5,753	94,884
Resilient Property Income Fund Ltd.	2,300	9,031
RMB Holdings Ltd.	7,110	44,488
Sanlam Ltd.	17,572	101,876
Sappi Ltd.	5,384	38,374
Sasol Ltd.	5,845	230,337
Shoprite Holdings Ltd.	4,795	79,269
Spar Group Ltd.	1,987	28,910
Standard Bank Group Ltd.	13,665	211,552
Telkom SA Ltd.	2,243	8,584
Tiger Brands Ltd.	1,769	47,021
Truworths International Ltd.	4,188	26,036
Vodacom Group Ltd.	6,540	69,659
Woolworths Holdings Ltd.	10,025	38,950

TOTAL SOUTH AFRICA		3,709,002

Spain - 2.1%
ACS Actividades de Construccion y Servicios SA	2,722	119,425
Aena Sme SA	713	129,564
Amadeus IT Holding SA Class A	4,585	391,387
Banco Bilbao Vizcaya Argentaria SA	70,080	513,382
Banco de Sabadell SA	60,713	101,416
Banco Santander SA (Spain)	169,450	954,966
Bankia SA	13,868	54,666
Bankinter SA	7,176	69,329
CaixaBank SA	37,748	173,674
Enagas SA	2,445	68,389
Endesa SA	3,358	77,670
Ferrovial SA	4,937	102,068
Gas Natural SDG SA	3,592	97,363
Grifols SA	3,171	92,144
Iberdrola SA	62,312	484,549
Inditex SA	11,462	375,617
International Consolidated Airlines Group SA	5,956	55,341
International Consolidated Airlines Group SA CDI	828	7,716
MAPFRE SA (Reg.)	11,597	36,465
Red Electrica Corporacion SA	4,543	96,290
Repsol SA	14,249	282,839
Siemens Gamesa Renewable Energy SA	2,653	37,491
Telefonica SA	49,103	441,216

TOTAL SPAIN		4,762,967

Sweden - 1.8%
Alfa Laval AB	3,095	85,075
ASSA ABLOY AB (B Shares)	10,544	208,144
Atlas Copco AB:
(A Shares)	7,146	204,637
(B Shares)	4,013	105,175
Boliden AB	2,910	86,708
Electrolux AB (B Shares)	2,606	61,172
Epiroc AB:
Class A (a)	7,393	88,518
Class B (a)	3,671	38,902
Essity AB Class B	6,393	159,880
H&M Hennes & Mauritz AB (B Shares)	9,251	144,035
Hexagon AB (B Shares)	2,705	164,953
Husqvarna AB (B Shares)	4,172	33,014
ICA Gruppen AB	901	29,890
Industrivarden AB (C Shares)	1,678	35,381
Investor AB (B Shares)	4,749	207,071
Kinnevik AB (B Shares)	2,456	84,828
Lundbergfoeretagen AB	694	22,684
Lundin Petroleum AB	1,998	65,919
Nordea Bank AB	31,835	338,590
Sandvik AB	11,859	216,937
Securitas AB (B Shares)	3,360	60,490
Skandinaviska Enskilda Banken AB (A Shares)	17,109	183,057
Skanska AB (B Shares)	3,663	68,986
SKF AB (B Shares)	4,031	82,885
Svenska Handelsbanken AB (A Shares)	16,064	198,431
Swedbank AB (A Shares)	9,493	224,776
Swedish Match Co. AB	1,901	103,947
Tele2 AB (B Shares)	4,041	54,253
Telefonaktiebolaget LM Ericsson (B Shares)	32,353	253,979
TeliaSonera AB	29,655	142,660
Volvo AB (B Shares)	16,438	288,176

TOTAL SWEDEN		4,043,153

Switzerland - 5.5%
ABB Ltd. (Reg.)	19,395	445,223
Adecco SA (Reg.)	1,732	106,668
Baloise Holdings AG	540	84,369
Barry Callebaut AG	22	37,550
Clariant AG (Reg.)	2,058	49,239
Coca-Cola HBC AG	2,135	76,615
Compagnie Financiere Richemont SA Series A	5,493	481,071
Credit Suisse Group AG	26,911	432,797
Dufry AG	366	48,460
Ems-Chemie Holding AG	89	57,077
Galenica AG	463	87,770
Geberit AG (Reg.)	393	175,315
Givaudan SA	97	227,573
Julius Baer Group Ltd.	2,385	130,840
Kuehne & Nagel International AG	583	93,236
Lafargeholcim Ltd. (Reg.)	5,136	262,674
Lindt & Spruengli AG	1	80,190
Lindt & Spruengli AG (participation certificate)	11	75,877
Lonza Group AG	779	240,195
Nestle SA (Reg. S)	32,695	2,664,425
Novartis AG	23,394	1,963,265
Pargesa Holding SA	426	35,667
Partners Group Holding AG	181	137,557
Roche Holding AG (participation certificate)	7,390	1,815,328
Schindler Holding AG:
(participation certificate)	419	97,667
(Reg.)	221	50,041
SGS SA (Reg.)	57	148,868
Sika AG	1,356	192,961
Sonova Holding AG Class B	586	108,186
Straumann Holding AG	108	83,987
Swatch Group AG (Bearer)	322	144,683
Swatch Group AG (Bearer) (Reg.)	604	49,807
Swiss Life Holding AG	369	132,559
Swiss Prime Site AG	769	70,559
Swiss Re Ltd.	3,310	303,471
Swisscom AG	276	129,700
Temenos Group AG	632	101,807
UBS Group AG	40,543	668,039
Zurich Insurance Group AG	1,588	486,961

TOTAL SWITZERLAND		12,578,277

Taiwan - 2.9%
Acer, Inc.	29,000	23,708
Advantech Co. Ltd.	4,000	26,487
ASE Industrial Holding Co. Ltd.	36,500	93,574
Asia Cement Corp.	22,000	29,352
ASUSTeK Computer, Inc.	7,000	60,315
AU Optronics Corp.	89,000	38,560
Catcher Technology Co. Ltd.	7,000	86,181
Cathay Financial Holding Co. Ltd.	86,000	148,203
Chang Hwa Commercial Bank	52,000	30,777
Cheng Shin Rubber Industry Co. Ltd.	19,000	29,388
Chicony Electronics Co. Ltd.	6,030	13,665
China Airlines Ltd.	23,000	7,438
China Development Finance Holding Corp.	148,000	54,204
China Life Insurance Co. Ltd.	24,270	25,714
China Steel Corp.	135,000	110,363
Chinatrust Financial Holding Co. Ltd.	187,000	126,884
Chunghwa Telecom Co. Ltd.	40,000	138,771
Compal Electronics, Inc.	40,000	24,852
Delta Electronics, Inc.	22,000	76,616
E.SUN Financial Holdings Co. Ltd.	102,879	71,825
ECLAT Textile Co. Ltd.	2,000	23,054
EVA Airways Corp.	28,000	13,826
Evergreen Marine Corp. (Taiwan) (a)	17,000	7,699
Far Eastern Textile Ltd.	31,000	33,047
Far EasTone Telecommunications Co. Ltd.	16,000	37,984
Feng Tay Enterprise Co. Ltd.	3,000	17,266
First Financial Holding Co. Ltd.	105,120	72,358
Formosa Chemicals & Fibre Corp.	37,000	145,793
Formosa Petrochemical Corp.	14,000	55,165
Formosa Plastics Corp.	47,000	172,901
Formosa Taffeta Co. Ltd.	6,000	6,357
Foxconn Technology Co. Ltd.	9,000	22,337
Fubon Financial Holding Co. Ltd.	71,000	117,710
Giant Manufacturing Co. Ltd.	3,000	12,851
GlobalWafers Co. Ltd.	2,000	33,812
Highwealth Construction Corp.	7,000	10,827
HIWIN Technologies Corp.	2,060	20,141
HIWIN Technologies Corp. rights 8/31/18 (a)	68	109
Hon Hai Precision Industry Co. Ltd. (Foxconn)	173,000	474,066
Hotai Motor Co. Ltd.	3,000	26,095
HTC Corp. (a)	8,000	14,100
Hua Nan Financial Holdings Co. Ltd.	69,250	41,553
Innolux Corp.	95,000	35,725
Inventec Corp.	25,000	19,988
Largan Precision Co. Ltd.	1,000	168,405
Lite-On Technology Corp.	22,000	28,920
Macronix International Co. Ltd. (a)	21,000	29,185
MediaTek, Inc.	16,000	132,893
Mega Financial Holding Co. Ltd.	116,000	103,365
Micro-Star International Co. Ltd.	7,000	24,035
Nan Ya Plastics Corp.	55,000	152,693
Nanya Technology Corp.	11,000	28,272
Nien Made Enterprise Co. Ltd.	2,000	17,298
Novatek Microelectronics Corp.	6,000	29,038
Pegatron Corp.	22,000	48,991
Phison Electronics Corp.	2,000	16,612
Pou Chen Corp.	23,000	25,308
Powertech Technology, Inc.	8,000	22,628
President Chain Store Corp.	6,000	66,021
Quanta Computer, Inc.	29,000	50,165
Realtek Semiconductor Corp.	6,000	24,133
Ruentex Development Co. Ltd.	7,000	7,771
Ruentex Industries Ltd.	8,000	15,330
Shin Kong Financial Holding Co. Ltd.	83,000	31,484
Sinopac Holdings Co.	105,000	39,485
Standard Foods Corp.	4,000	7,743
Synnex Technology International Corp.	14,000	19,983
TaiMed Biologics, Inc. (a)	2,000	16,742
Taishin Financial Holdings Co. Ltd.	104,257	51,138
Taiwan Business Bank	29,000	9,578
Taiwan Cement Corp.	45,700	58,804
Taiwan Cooperative Financial Holding Co. Ltd.	93,180	56,979
Taiwan High Speed Rail Corp.	19,000	15,439
Taiwan Mobile Co. Ltd.	16,000	55,198
Taiwan Semiconductor Manufacturing Co. Ltd.	258,000	2,065,120
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	202	8,324
TECO Electric & Machinery Co. Ltd.	21,000	15,348
Unified-President Enterprises Corp.	52,000	137,393
United Microelectronics Corp.	127,000	72,809
Vanguard International Semiconductor Corp.	9,000	22,955
Walsin Technology Corp.	4,000	45,388
Win Semiconductors Corp.	4,000	19,358
Winbond Electronics Corp.	30,000	19,571
Wistron Corp.	26,000	20,107
WPG Holding Co. Ltd.	20,000	27,762
Yageo Corp.	2,396	61,191
Yuanta Financial Holding Co. Ltd.	105,000	48,412

TOTAL TAIWAN		6,549,015

Thailand - 0.6%
Advanced Info Service PCL	1,300	7,893
Advanced Info Service PCL (For. Reg.)	10,200	61,930
Airports of Thailand PCL	4,800	9,558
Airports of Thailand PCL (For. Reg.)	41,300	82,240
Bangkok Bank PCL (For. Reg.)	2,300	14,379
Bangkok Dusit Medical Services PCL	8,700	6,930
Bangkok Dusit Medical Services PCL (For. Reg.)	34,800	27,719
Bangkok Expressway and Metro PCL	69,900	17,543
Banpu PCL (For. Reg.)	23,600	14,967
Berli Jucker PCL (For. Reg)	10,900	18,674
BTS Group Holdings PCL	57,300	16,275
Bumrungrad Hospital PCL (For. Reg.)	3,300	18,003
C.P. ALL PCL	3,100	6,988
C.P. ALL PCL (For. Reg.)	50,800	114,518
Central Pattana PCL (For. Reg.)	13,300	30,282
Charoen Pokphand Foods PCL (For. Reg.)	34,600	28,339
Delta Electronics PCL (For. Reg.)	4,400	9,225
Electricity Generating PCL (For. Reg.)	1,000	6,943
Energy Absolute PCL	12,600	13,539
Glow Energy PCL (For. Reg.)	6,500	18,267
Home Product Center PCL (For. Reg.)	41,100	18,160
Indorama Ventures PCL (For. Reg.)	16,600	29,687
IRPC PCL (For. Reg.)	101,800	19,736
Kasikornbank PCL	6,600	44,635
Kasikornbank PCL (For. Reg.)	11,100	75,068
Krung Thai Bank PCL (For. Reg.)	33,300	19,017
Land & House PCL (For. Reg.)	30,600	11,037
Minor International PCL	6,700	7,653
Minor International PCL (For. Reg.)	20,000	22,843
PTT Exploration and Production PCL	1,800	7,493
PTT Exploration and Production PCL (For. Reg.)	13,700	57,032
PTT Global Chemical PCL	2,900	7,126
PTT Global Chemical PCL (For. Reg.)	21,700	53,321
PTT PCL	6,500	10,013
PTT PCL (For. Reg.)	105,100	161,899
Robinsons Department Store PCL (For. Reg.)	4,500	8,555
Siam Cement PCL	600	8,115
Siam Cement PCL (For. Reg.)	3,800	51,398
Siam Commercial Bank PCL	2,300	9,678
Siam Commercial Bank PCL (For. Reg.)	17,700	74,482
Thai Oil PCL (For. Reg.)	11,400	27,498
Thai Union Frozen Products PCL (For. Reg.)	15,300	7,542
TMB PCL (For. Reg.)	84,800	5,862
True Corp. PCL (For. Reg.)	99,300	18,654

TOTAL THAILAND		1,280,716

Turkey - 0.2%
Akbank T.A.S.	25,240	37,049
Anadolu Efes Biracilik Ve Malt Sanayii A/S	1,613	6,785
Arcelik A/S	2,523	6,459
Aselsan A/S	3,348	18,448
Bim Birlesik Magazalar A/S JSC	2,286	32,859
Coca-Cola Icecek Sanayi A/S	601	3,622
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	15,425	5,512
Eregli Demir ve Celik Fabrikalari T.A.S.	16,255	36,434
Ford Otomotiv Sanayi A/S	599	7,175
Haci Omer Sabanci Holding A/S	12,020	20,719
Koc Holding A/S	8,414	23,762
Petkim Petrokimya Holding A/S	6,839	6,165
TAV Havalimanlari Holding A/S	2,449	14,429
Tofas Turk Otomobil Fabrikasi A/S	959	4,478
Tupras Turkiye Petrol Rafinerileri A/S	1,312	28,661
Turk Hava Yollari AO (a)	4,929	17,292
Turk Sise ve Cam Fabrikalari A/S	5,790	5,878
Turkcell Iletisim Hizmet A/S	12,972	34,079
Turkiye Garanti Bankasi A/S	25,154	36,310
Turkiye Halk Bankasi A/S	4,804	6,759
Turkiye Is Bankasi A/S Series C	18,432	19,010
Turkiye Vakiflar Bankasi TAO	5,954	4,980
Ulker Biskuvi Sanayi A/S (a)	1,181	4,191
Yapi ve Kredi Bankasi A/S (a)	12,871	5,540

TOTAL TURKEY		386,596

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC (a)	20,081	38,706
Aldar Properties PJSC	37,531	20,742
Damac Properties Dubai Co. PJSC (a)	22,847	14,493
DP World Ltd.	1,690	38,870
Dubai Investments Ltd. (a)	21,565	11,859
Dubai Islamic Bank Pakistan Ltd.	14,756	20,207
Emaar Development PJSC (a)	7,757	10,770
Emaar Malls Group PJSC (a)	25,104	13,942
Emaar Properties PJSC	34,790	50,009
Emirates Telecommunications Corp.	19,283	91,083
National Bank of Abu Dhabi PJSC	13,935	51,595

TOTAL UNITED ARAB EMIRATES		362,276

United Kingdom - 11.0%
3i Group PLC	10,261	127,623
Admiral Group PLC	2,202	57,256
Anglo American PLC (United Kingdom)	11,083	252,070
Antofagasta PLC	4,328	56,978
Ashtead Group PLC	5,201	159,810
Associated British Foods PLC	3,792	122,190
AstraZeneca PLC (United Kingdom)	13,313	1,024,785
Auto Trader Group PLC (b)	10,452	58,300
Aviva PLC	42,149	276,233
Babcock International Group PLC	2,357	22,107
BAE Systems PLC	33,484	286,634
Barclays PLC	179,352	456,237
Barratt Developments PLC	10,876	76,230
Berkeley Group Holdings PLC	1,375	67,372
BHP Billiton PLC	22,209	511,112
BP PLC	207,854	1,562,115
BP PLC sponsored ADR	219	9,875
British American Tobacco PLC (United Kingdom)	24,110	1,325,383
British Land Co. PLC	10,096	87,486
BT Group PLC	88,857	271,821
Bunzl PLC	3,423	101,763
Burberry Group PLC	4,416	122,126
Carnival PLC	1,954	113,425
Centrica PLC	58,929	115,054
Coca-Cola European Partners PLC	2,362	97,409
Compass Group PLC	16,631	357,887
ConvaTec Group PLC (b)	13,155	37,814
Croda International PLC	1,370	92,427
Diageo PLC	25,791	946,207
Direct Line Insurance Group PLC	14,890	67,211
easyJet PLC	1,578	33,533
Fresnillo PLC	2,184	29,784
G4S PLC (United Kingdom)	16,882	61,157
GlaxoSmithKline PLC	52,147	1,083,106
Hammerson PLC	8,746	59,900
Hargreaves Lansdown PLC	2,985	81,337
HSBC Holdings PLC (United Kingdom)	210,067	2,011,666
Imperial Tobacco Group PLC	10,025	384,486
Informa PLC	13,242	137,204
InterContinental Hotel Group PLC	1,938	119,733
Intertek Group PLC	1,717	132,515
Investec PLC	7,386	53,494
ITV PLC (a)	38,515	83,336
J Sainsbury PLC	18,512	79,454
John Wood Group PLC	7,428	63,353
Johnson Matthey PLC	1,969	97,174
Kingfisher PLC	22,852	88,844
Land Securities Group PLC	8,023	99,282
Legal & General Group PLC	62,453	215,342
Lloyds Banking Group PLC	753,968	618,011
London Stock Exchange Group PLC	3,270	188,721
Marks & Spencer Group PLC	17,590	71,110
Mediclinic International PLC:
(London)	3,466	23,292
(South Africa)	603	4,053
Meggitt PLC	8,304	62,148
Melrose Industries PLC	51,172	145,011
Merlin Entertainments PLC (b)	7,185	37,138
Micro Focus International PLC	4,603	75,109
Mondi PLC	3,947	108,638
National Grid PLC	35,292	376,741
Next PLC	1,512	117,804
NMC Health PLC	1,145	57,049
Pearson PLC	8,261	100,058
Persimmon PLC	3,335	108,646
Prudential PLC	27,183	641,343
Reckitt Benckiser Group PLC	7,028	626,551
RELX PLC	11,089	241,975
Rio Tinto PLC	12,620	692,850
Rolls-Royce Holdings PLC	17,522	227,813
Royal Bank of Scotland Group PLC (a)	50,219	167,941
Royal Dutch Shell PLC:
Class A	582	19,935
Class A (United Kingdom)	47,534	1,628,842
Class A sponsored ADR	115	7,863
Class B (United Kingdom)	39,436	1,381,333
Royal Mail PLC	9,799	60,308
RSA Insurance Group PLC	10,454	88,393
Sage Group PLC	11,460	93,560
Schroders PLC	1,350	55,161
Scottish & Southern Energy PLC	10,619	174,007
Segro PLC	10,597	92,495
Severn Trent PLC	2,519	63,961
SKY PLC	10,842	216,804
Smith & Nephew PLC	9,200	159,289
Smiths Group PLC	4,049	85,776
St. James's Place Capital PLC	5,661	89,573
Standard Chartered PLC (United Kingdom)	29,493	266,332
Standard Life PLC	28,389	116,369
Taylor Wimpey PLC	35,563	81,664
Tesco PLC	102,146	348,829
The Weir Group PLC	2,578	65,932
Travis Perkins PLC	2,823	44,316
Unilever PLC	12,937	739,026
United Utilities Group PLC	7,240	68,345
Vodafone Group PLC	279,801	683,543
Vodafone Group PLC sponsored ADR	110	2,701
Whitbread PLC	1,998	102,670
WM Morrison Supermarkets PLC	23,846	81,784

TOTAL UNITED KINGDOM		25,288,453

United States of America - 0.1%
Southern Copper Corp.	884	43,634
Yum China Holdings, Inc.	3,897	140,604

TOTAL UNITED STATES OF AMERICA		184,238

TOTAL COMMON STOCKS
(Cost $226,984,292)		222,787,783

Nonconvertible Preferred Stocks - 1.2%
Brazil - 0.6%
Banco Bradesco SA (PN)	36,592	297,646
Braskem SA (PN-A)	2,000	29,153
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	3,200	16,438
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	1,600	35,446
Companhia Energetica de Minas Gerais (CEMIG) (PN)	7,800	17,103
Gerdau SA	10,300	45,774
Itau Unibanco Holding SA	34,100	408,840
Itausa-Investimentos Itau SA (PN)	47,247	131,168
Lojas Americanas SA (PN)	7,300	35,281
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	42,600	223,822
Telefonica Brasil SA	4,900	53,605

TOTAL BRAZIL		1,294,276

Chile - 0.0%
Embotelladora Andina SA Class B	3,175	12,994
Sociedad Quimica y Minera de Chile SA (PN-B)	1,303	62,730

TOTAL CHILE		75,724

Colombia - 0.0%
Bancolombia SA (PN)	4,377	50,274
Grupo Aval Acciones y Valores SA	38,863	15,395
Grupo de Inversiones Suramerica SA	1,181	14,210

TOTAL COLOMBIA		79,879

Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	597	49,426
Fuchs Petrolub AG	702	39,632
Henkel AG & Co. KGaA	1,892	237,281
Porsche Automobil Holding SE (Germany)	1,642	111,065
Sartorius AG (non-vtg.)	384	62,415
Volkswagen AG	1,972	351,013

TOTAL GERMANY		850,832

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	69,391	46,251
Korea (South) - 0.2%
AMOREPACIFIC Corp.	80	10,274
Hyundai Motor Co.	327	24,023
Hyundai Motor Co. Series 2	341	26,858
LG Chemical Ltd.	99	19,205
LG Household & Health Care Ltd.	20	11,945
Samsung Electronics Co. Ltd.	9,112	313,016

TOTAL KOREA (SOUTH)		405,321

Russia - 0.0%
AK Transneft OAO	4	10,411
Surgutneftegas OJSC	72,100	39,874

TOTAL RUSSIA		50,285

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $3,166,959)		2,802,568
	Principal Amount	Value

Government Obligations - 0.4%
United States of America - 0.4%
U.S. Treasury Bills, yield at date of purchase 2% 11/8/18(e)
(Cost $994,563)	1,000,000	994,517
	Shares	Value

Money Market Funds - 0.9%
Fidelity Cash Central Fund, 1.96% (f)	1,935,910	1,936,297
Fidelity Securities Lending Cash Central Fund 1.97% (f)(g)	67,635	67,642
TOTAL MONEY MARKET FUNDS
(Cost $2,003,939)		2,003,939
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $233,149,753)		228,588,807
NET OTHER ASSETS (LIABILITIES) - 0.5%		1,156,030
NET ASSETS - 100%		$229,744,837

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	29	Sept. 2018	$2,906,235	$69,586	$69,586
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	18	Sept. 2018	986,670	39,347	39,347
TME S&P/TSX 60 Index Contracts (Canada)	2	Sept. 2018	301,065	6,615	6,615
TOTAL FUTURES CONTRACTS					$115,548

The notional amount of futures purchased as a percentage of Net Assets is 1.8%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,358,907 or 0.6% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Level 3 security

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $369,960.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$50,399
Fidelity Securities Lending Cash Central Fund	142
Total	$50,541

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$24,935,535	$16,230,604	$8,703,494	$1,437
Consumer Staples	21,665,639	10,445,187	11,220,452	--
Energy	16,768,766	8,534,007	8,234,759	--
Financials	50,224,932	32,669,138	17,555,794	--
Health Care	18,655,683	6,355,725	12,299,958	--
Industrials	26,245,614	16,222,826	10,022,788	--
Information Technology	26,377,037	14,869,695	11,507,342	--
Materials	18,440,150	12,181,874	6,258,276	--
Real Estate	7,120,994	6,258,418	862,576	--
Telecommunication Services	8,473,449	2,996,910	5,476,539	--
Utilities	6,682,552	4,941,218	1,741,334	--
Government Obligations	994,517	--	994,517	--
Money Market Funds	2,003,939	2,003,939	--	--
Total Investments in Securities:	$228,588,807	$133,709,541	$94,877,829	$1,437
Derivative Instruments:
Assets
Futures Contracts	$115,548	$115,548	$--	$--
Total Assets	$115,548	$115,548	$--	$--
Total Derivative Instruments:	$115,548	$115,548	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® SAI International Value Index Fund

July 31, 2018

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

IIV-QTLY-0918
1.9885500.100

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
Australia - 3.8%
Australia & New Zealand Banking Group Ltd.	311,338	$6,777,341
Bendigo & Adelaide Bank Ltd.	67,129	584,019
BHP Billiton Ltd.	48,633	1,270,126
Fortescue Metals Group Ltd.	236,890	769,109
Qantas Airways Ltd.	116,418	581,231
Rio Tinto Ltd.	57,989	3,498,334
South32 Ltd.	722,390	1,916,018
Telstra Corp. Ltd.	586,137	1,235,954

TOTAL AUSTRALIA		16,632,132

Austria - 0.6%
OMV AG	20,050	1,133,823
Raiffeisen International Bank-Holding AG	18,778	626,463
Voestalpine AG	15,346	769,296

TOTAL AUSTRIA		2,529,582

Bailiwick of Jersey - 2.4%
Shire PLC	128,571	7,322,654
WPP PLC	186,492	2,917,106

TOTAL BAILIWICK OF JERSEY		10,239,760

Belgium - 0.4%
UCB SA	18,107	1,555,399
Bermuda - 1.3%
Hongkong Land Holdings Ltd.	165,578	1,203,752
Jardine Matheson Holdings Ltd.	45,507	3,071,723
Jardine Strategic Holdings Ltd.	24,945	994,807
Kerry Properties Ltd.	82,500	417,805

TOTAL BERMUDA		5,688,087

Cayman Islands - 1.6%
Cheung Kong Property Holdings Ltd.	369,500	2,826,899
CK Hutchison Holdings Ltd.	390,500	4,243,781

TOTAL CAYMAN ISLANDS		7,070,680

Denmark - 1.7%
A.P. Moller - Maersk A/S Series B	1,352	1,941,251
Carlsberg A/S Series B	14,942	1,801,233
Jyske Bank A/S (Reg.)	9,435	534,041
Pandora A/S	15,320	1,089,040
Vestas Wind Systems A/S	28,962	1,868,370

TOTAL DENMARK		7,233,935

Finland - 0.7%
KCI Konecranes Oyj	10,000	386,938
Kesko Oyj	9,453	531,249
Nokia Corp.	379,318	2,058,809

TOTAL FINLAND		2,976,996

France - 17.3%
Atos Origin SA	12,971	1,742,003
AXA SA	272,560	6,867,742
BNP Paribas SA	160,809	10,468,298
Bouygues SA	30,872	1,357,728
Carrefour SA	83,004	1,490,853
Compagnie de St. Gobain	78,077	3,476,222
Credit Agricole SA	172,133	2,418,498
Danone SA	27,342	2,146,683
Eiffage SA	9,325	1,043,749
ENGIE	226,977	3,666,716
Eutelsat Communications	23,984	513,797
Faurecia SA	10,175	691,758
Fonciere des Regions	5,164	538,334
Gecina SA	6,703	1,143,587
Ingenico SA	8,683	720,490
Michelin CGDE Series B	25,316	3,251,015
Peugeot Citroen SA	77,551	2,231,740
Renault SA	27,018	2,378,674
Rexel SA	42,028	657,812
Sanofi SA	130,779	11,377,291
Societe Generale Series A	106,374	4,744,065
Total SA	190,558	12,429,214

TOTAL FRANCE		75,356,269

Germany - 6.8%
Bayer AG	101,035	11,247,941
Bayerische Motoren Werke AG (BMW)	52,446	5,071,190
Covestro AG (a)	13,427	1,289,041
Daimler AG (Germany)	62,046	4,291,539
Deutsche Lufthansa AG	32,638	915,966
Deutsche Telekom AG	25,187	416,469
HeidelbergCement Finance AG	19,074	1,619,730
Merck KGaA	18,184	1,868,633
OSRAM Licht AG	10,932	488,068
ProSiebenSat.1 Media AG	32,442	875,605
Siltronic AG	2,882	502,645
Uniper SE	27,006	842,856

TOTAL GERMANY		29,429,683

Hong Kong - 1.9%
Fosun International Ltd.	334,500	611,122
Henderson Land Development Co. Ltd.	211,300	1,177,770
Sun Hung Kai Properties Ltd.	232,500	3,643,435
Swire Pacific Ltd. (A Shares)	90,500	981,208
Swire Properties Ltd.	146,600	577,132
Wharf Holdings Ltd.	165,000	545,512
Wheelock and Co. Ltd.	111,000	786,286

TOTAL HONG KONG		8,322,465

Israel - 0.1%
Israel Discount Bank Ltd. (Class A)	162,074	511,971
Italy - 5.0%
Banco BPM SpA (b)	210,969	671,015
Enel SpA	1,083,884	6,038,240
Intesa Sanpaolo SpA	2,162,817	6,628,253
Leonardo SpA	54,740	656,105
Telecom Italia SpA (b)	2,368,260	1,821,603
UniCredit SpA	296,824	5,263,290
Unione di Banche Italiane SCpA	141,795	587,292

TOTAL ITALY		21,665,798

Japan - 27.5%
Agc, Inc.	32,800	1,374,799
Aisin Seiki Co. Ltd.	26,700	1,239,306
Alfresa Holdings Corp.	30,100	719,557
Astellas Pharma, Inc.	153,200	2,498,827
Bridgestone Corp.	96,400	3,802,633
Brother Industries Ltd.	34,300	697,258
Daicel Chemical Industries Ltd.	48,700	534,844
Dic Corp.	12,500	406,922
Electric Power Development Co. Ltd.	24,200	654,697
Fujifilm Holdings Corp.	61,600	2,542,527
Fujitsu Ltd.	291,000	1,983,289
Haseko Corp.	41,900	556,002
Hitachi Ltd.	680,000	4,753,718
Honda Motor Co. Ltd.	254,500	7,770,052
Idemitsu Kosan Co. Ltd.	20,000	899,700
Iida Group Holdings Co. Ltd.	25,000	489,425
Itochu Corp.	219,800	3,902,856
Japan Airlines Co. Ltd.	16,000	589,975
Japan Tobacco, Inc.	21,400	609,038
JFE Holdings, Inc.	81,500	1,656,104
JTEKT Corp.	34,400	498,866
JX Holdings, Inc.	452,800	3,319,658
Kajima Corp.	149,000	1,162,547
Kansai Electric Power Co., Inc.	113,600	1,617,148
Kobe Steel Ltd.	50,700	499,662
Konica Minolta, Inc.	70,000	628,411
Kuraray Co. Ltd.	49,400	698,214
Lawson, Inc.	5,400	324,053
Marubeni Corp.	245,300	1,872,785
Mazda Motor Corp.	83,600	1,043,190
Mebuki Financial Group, Inc.	147,800	526,087
Medipal Holdings Corp.	28,300	573,770
Mitsubishi Chemical Holdings Corp.	212,700	1,863,137
Mitsubishi Corp.	223,500	6,247,503
Mitsubishi Gas Chemical Co., Inc.	28,700	639,118
Mitsubishi Heavy Industries Ltd.	47,500	1,783,678
Mitsubishi Materials Corp.	18,300	520,409
Mitsubishi Tanabe Pharma Corp.	29,600	553,800
Mitsui & Co. Ltd.	245,100	4,107,885
Mitsui Chemicals, Inc.	28,500	767,594
Mizuho Financial Group, Inc.	3,570,000	6,205,695
NEC Corp.	36,300	1,008,445
New Hampshire Foods Ltd.	15,000	597,166
Nikon Corp.	55,800	941,959
Nippon Steel & Sumitomo Metal Corp.	124,600	2,484,930
Nippon Telegraph & Telephone Corp.	97,200	4,495,846
Obayashi Corp.	100,500	1,049,237
ORIX Corp.	182,400	2,952,591
Rakuten, Inc.	125,800	886,833
Resona Holdings, Inc.	310,800	1,767,744
Ricoh Co. Ltd.	103,700	1,012,381
Screen Holdings Co. Ltd.	800	58,365
Seiko Epson Corp.	44,500	803,345
Sekisui House Ltd.	88,900	1,515,345
Seven & i Holdings Co. Ltd.	67,700	2,764,861
SHIMIZU Corp.	101,000	1,057,107
Sojitz Corp.	158,600	575,826
Subaru Corp.	89,900	2,627,366
Sumitomo Chemical Co. Ltd.	231,000	1,330,267
Sumitomo Corp.	176,100	2,899,794
Sumitomo Electric Industries Ltd.	112,200	1,725,989
Sumitomo Mitsui Financial Group, Inc.	198,700	7,885,954
Sumitomo Rubber Industries Ltd.	27,100	447,405
Taisei Corp.	31,700	1,762,967
Tokyo Electric Power Co., Inc. (b)	111,900	536,206
Toppan Printing Co. Ltd.	91,000	700,180
Tosoh Corp.	45,300	739,893
Toyo Seikan Group Holdings Ltd.	24,300	448,113
Toyota Tsusho Corp.	30,900	1,056,259
Ube Industries Ltd.	14,800	398,384

TOTAL JAPAN		119,665,497

Luxembourg - 0.6%
ArcelorMittal SA (Netherlands)	88,555	2,849,228
Netherlands - 3.2%
AEGON NV	198,024	1,306,458
ASR Nederland NV	12,281	550,018
Fiat Chrysler Automobiles NV	152,650	2,605,762
Heineken Holding NV	16,283	1,573,699
Koninklijke Ahold Delhaize NV	175,359	4,460,994
NN Group NV	42,473	1,878,361
Randstad NV	17,323	1,099,126
SBM Offshore NV	28,637	444,871

TOTAL NETHERLANDS		13,919,289

Norway - 0.8%
Marine Harvest ASA	58,120	1,270,828
Norsk Hydro ASA	190,133	1,083,923
Orkla ASA	114,917	972,124

TOTAL NORWAY		3,326,875

Singapore - 1.1%
United Overseas Bank Ltd.	155,000	3,076,431
Venture Corp. Ltd.	37,200	455,795
Wilmar International Ltd.	502,100	1,154,422

TOTAL SINGAPORE		4,686,648

Spain - 3.4%
ACS Actividades de Construccion y Servicios SA	38,480	1,688,272
Banco de Sabadell SA	781,973	1,306,221
Enagas SA	31,578	883,264
International Consolidated Airlines Group SA CDI	114,619	1,068,146
Merlin Properties Socimi SA	46,441	686,968
Repsol SA	180,546	3,583,787
Telefonica SA	641,804	5,766,944

TOTAL SPAIN		14,983,602

Sweden - 1.7%
Castellum AB	38,040	686,351
Electrolux AB (B Shares)	32,566	764,433
Industrivarden AB (A Shares)	46,356	1,015,378
SSAB Svenskt Stal AB (A Shares)	88,737	437,481
Volvo AB (B Shares)	245,400	4,302,130

TOTAL SWEDEN		7,205,773

Switzerland - 0.3%
Adecco SA (Reg.)	24,239	1,492,798
United Kingdom - 16.7%
3i Group PLC	137,128	1,705,560
Anglo American PLC (United Kingdom)	197,510	4,492,141
Babcock International Group PLC	69,804	654,725
Barratt Developments PLC	140,205	982,699
Bellway PLC	17,083	654,058
BHP Billiton PLC	296,752	6,829,372
British American Tobacco PLC (United Kingdom)	226,338	12,442,323
BT Group PLC	1,162,969	3,557,624
Carnival PLC	20,917	1,214,180
Centrica PLC	794,276	1,550,759
Fresnillo PLC	25,651	349,813
Imperial Tobacco Group PLC	135,437	5,194,376
Investec PLC	58,411	423,050
J Sainsbury PLC	237,473	1,019,243
Kingfisher PLC	304,580	1,184,147
Lloyds Banking Group PLC	6,473,927	5,306,538
Marks & Spencer Group PLC	226,221	914,533
Micro Focus International PLC	60,601	988,854
Persimmon PLC	43,755	1,425,428
Rio Tinto PLC	40,318	2,213,496
Royal Dutch Shell PLC Class B (United Kingdom)	297,927	10,435,554
Tate & Lyle PLC	64,898	531,535
Taylor Wimpey PLC	455,458	1,045,871
Vodafone Group PLC	2,542,269	6,210,666
WM Morrison Supermarkets PLC	327,766	1,124,137

TOTAL UNITED KINGDOM		72,450,682

TOTAL COMMON STOCKS
(Cost $438,874,396)		429,793,149
	Principal Amount	Value

Government Obligations - 0.2%
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 2.07% 1/3/19(c)
(Cost $822,667)	830,000	822,478
	Shares	Value

Money Market Funds - 0.6%
Fidelity Cash Central Fund, 1.96% (d)
(Cost $2,811,785)	2,811,223	2,811,785
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $442,508,848)		433,427,412
NET OTHER ASSETS (LIABILITIES) - 0.3%		1,090,108
NET ASSETS - 100%		$434,517,520

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	41	Sept. 2018	$4,108,815	$78,930	$78,930

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,289,041 or 0.3% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $273,499.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$51,710
Total	$51,710

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$57,148,080	$26,836,658	$30,311,422	$--
Consumer Staples	40,008,817	21,448,746	18,560,071	--
Energy	33,129,871	6,945,445	26,184,426	--
Financials	83,431,230	41,606,741	41,824,489	--
Health Care	37,717,872	5,271,159	32,446,713	--
Industrials	63,242,334	31,248,794	31,993,540	--
Information Technology	19,956,335	4,118,191	15,838,144	--
Materials	42,374,699	20,654,998	21,719,701	--
Real Estate	15,215,039	15,215,039	--	--
Telecommunication Services	23,505,106	--	23,505,106	--
Utilities	14,063,766	5,872,172	8,191,594	--
Government Obligations	822,478	--	822,478	--
Money Market Funds	2,811,785	2,811,785	--	--
Total Investments in Securities:	$433,427,412	$182,029,728	$251,397,684	$--
Derivative Instruments:
Assets
Futures Contracts	$78,930	$78,930	$--	$--
Total Assets	$78,930	$78,930	$--	$--
Total Derivative Instruments:	$78,930	$78,930	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	September 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	September 28, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	September 28, 2018